SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. [ ]
                         ---------

Post-Effective Amendment No. 7            (333-85567)                        [X]
                         ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                    Amendment No. 9       (File No. 811-7195)                [X]
                           ---------

                        (Check appropriate box or boxes)

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                   American Enterprise Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

829 AXP Financial Center, Minneapolis, MN   55474
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(Address of Depositor's Principal Executive Offices)  (Zip Code)

Depositor's Telephone Number, including Area Code  (612) 671-3678
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      Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
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                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2001 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing  pursuant to  paragraph  (a)(i) of Rule 485
[ ] on (date) pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[AMERICAN EXPRESS LOGO]                                              WELLS FARGO
                                                                   ADVANTAGE-SM-
                                                                VARIABLE ANNUITY

ISSUED BY:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

PROSPECTUS

MAY 1, 2001

INDIVIDUAL OR GROUP FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


ISSUED BY: AMERICAN ENTERPRISE LIFE INSURANCE COMPANY (AMERICAN ENTERPRISE LIFE)
           829 AXP Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 333-3437


This prospectus contains information that you should know before investing. You also will receive the prospectuses for:


-  American Express-Registered Trademark- Variable Portfolio Funds        -  Goldman Sachs Variable Insurance Trust (VIT)
-  AIM Variable Insurance Funds                                           -  MFS-Registered Trademark- Variable Insurance Trust-SM-
-  The Dreyfus Socially Responsible Growth Fund, Inc.                     -  Putnam Variable Trust - IB Shares
-  Fidelity Variable Insurance Products - Service Class 2                 -  Wells Fargo Variable Trust Funds
-  Franklin-Registered Trademark- Templeton-Registered Trademark-
   Variable Insurance Products  Trust (FTVIPT) - Class 2


Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

American Enterprise Life offers several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

TABLE OF CONTENTS

KEY TERMS ....................................................................3
THE CONTRACT IN BRIEF ........................................................4
EXPENSE SUMMARY ..............................................................6
CONDENSED FINANCIAL INFORMATION (UNAUDITED) .................................19
FINANCIAL STATEMENTS ........................................................24
PERFORMANCE INFORMATION .....................................................25
THE VARIABLE ACCOUNT AND THE FUNDS ..........................................26
THE FIXED ACCOUNTS ..........................................................31
BUYING YOUR CONTRACT ........................................................34
CHARGES .....................................................................35
VALUING YOUR INVESTMENT .....................................................39
MAKING THE MOST OF YOUR CONTRACT ............................................40
WITHDRAWALS .................................................................44
CHANGING OWNERSHIP ..........................................................44
BENEFITS IN CASE OF DEATH ...................................................44
OPTIONAL BENEFITS ...........................................................46
THE ANNUITY PAYOUT PERIOD ...................................................54
TAXES .......................................................................56
VOTING RIGHTS ...............................................................57
SUBSTITUTION OF INVESTMENTS .................................................58
ABOUT THE SERVICE PROVIDERS .................................................58
ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE .......................59
DIRECTORS AND EXECUTIVE OFFICERS ............................................62
EXPERTS .....................................................................63
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY FINANCIAL INFORMATION ............64
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION ................77

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2 WELLS FARGO ADVANTAGE VARIABLE ANNUITY

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force and before annuity payouts begin.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.


CONTRACT: A deferred annuity contract, or a certificate showing your interest under a group annuity contract, that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.


CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.


FIXED ACCOUNTS: The one-year fixed account is an account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically. Guarantee Period Accounts are fixed accounts to which you may also allocate purchase payments. These accounts have guaranteed interest rates declared for periods ranging from two to ten years. Withdrawals from the Guarantee Period Accounts done more than 30 days before the end of the Guarantee Period will receive a Market Value Adjustment, which may result in a gain or loss of principal.


FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GUARANTEE PERIOD: The number of years that a guaranteed interest rate is credited.


MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its Guarantee Period.


OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)
-  Roth IRAs under Section 408A of the Code
-  Simplified Employee Pension (SEP) plans under Section 408(k) of the Code


A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.


All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.


RIDER EFFECTIVE DATE: The date you add a rider to your contract.


VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

--------------------------------------------------------------------------------
                                                     PROSPECTUS -- MAY 1, 2001 3

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed accounts and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity or life insurance contract.

Most annuities have a tax-deferred feature. So do many retirement plans under the Internal Revenue Code. As a result, when you use an annuity to fund a retirement plan that is tax deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:

- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 26)
- the fixed accounts, which earn interest at rates that we adjust periodically. Some states restrict the amount you can allocate to these accounts. (p. 31)

BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. Contracts issued through American Express Financial Advisors Inc. (AEFA) are only available with a seven-year withdrawal charge schedule. You may buy a qualified annuity or a nonqualified annuity through your AEFA sales representative. You may be able to buy another contract with the same underlying funds. This contract has different mortality and expense risk fees and withdrawal charges and offers purchase payment credits. For information on this contract, please call us at the telephone number listed on the first page of this prospectus or ask your sales representative. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p. 34)


-  Minimum purchase payment:
      for Systematic Investment Plans:
         $50 initial payment.
         $50 for additional payments.

      for all other payment plans:
         $5,000 initial payment for contracts issued in South Carolina, Texas and Washington.
         $2,000 initial payment for contracts issued in all other states. $100 for additional payments.


-  Maximum total purchase payments (without prior approval):
         $99,999 for contracts issued through AEFA.
         $1,000,000 for all other contracts.


TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the Guarantee Period Accounts done more than 30 days before the end of the Guarantee Period will be subject to a MVA. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 42)


WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 44)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 44)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 44)

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4 WELLS FARGO ADVANTAGE VARIABLE ANNUITY

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 46)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the one-year fixed account. During the annuity payout period, your choices for subaccounts may be limited. The Guarantee Period Accounts are not available during the payout period. (p. 54)

TAXES: Generally, your contract grows tax deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (p. 56)

CHARGES: We assess certain charges in connection with your contract (p. 35):


-  $30 annual contract administrative charge;
- a 0.15% variable account administrative charge (if you allocate money to one or more subaccounts);
- a 1.30% mortality and expense risk fee (if you allocate money to one or more subaccounts) with a five-year withdrawal charge schedule(1);
- a 1.05% mortality and expense risk fee (if you allocate money to one or more subaccounts) with a seven-year withdrawal charge schedule;
- if you select the Benefit Protector-SM- Death Benefit Rider(2) (Benefit Protector), an annual fee of 0.25% of the contract value;
- if you select the Benefit Protector-SM- Plus Death Benefit Rider(2) (Benefit Protector Plus), an annual fee of 0.40% of the contract value;
- if you select the Enhanced Death Benefit Rider(2) (EDB), an additional 0.20% mortality and expense risk fee (if you allocate money to one or more subaccounts);
- if you select the Guaranteed Minimum Income Benefit Rider(3) (GMIB), an annual fee (currently 0.30%) based on the GMIB benefit base;
-  withdrawal charge;
- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a total withdrawal); and
-  the operating expenses of the funds in which the subaccounts invest.

(1) Contracts issued through AEFA are only available with a seven-year withdrawal charge schedule.
(2) You may select one of the following: the EDB, the Benefit Protector or the Benefit Protector Plus. Riders may not be available in all states. The Benefit Protector and the Benefit Protector Plus are only available if you and the annuitant are 75 or younger at contract issue. The EDB is only available if both you and the annuitant are 79 or younger at contract issue.
(3) The GMIB is only available at the time you purchase your contract if the annuitant is 75 or younger at contract issue and you also select the EDB. Riders may not be available in all states.


--------------------------------------------------------------------------------
                                                     PROSPECTUS -- MAY 1, 2001 5

EXPENSE SUMMARY

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.

CONTRACT OWNER EXPENSES

WITHDRAWAL CHARGE (contingent deferred sales charge as a percentage of purchase payment withdrawn)


You select either a five-year or seven-year withdrawal charge schedule at the time of application.



               FIVE-YEAR SCHEDULE                                        SEVEN-YEAR SCHEDULE
YEARS FROM PURCHASE            WITHDRAWAL CHARGE           YEARS FROM PURCHASE           WITHDRAWAL CHARGE
  PAYMENT RECEIPT                 PERCENTAGE                 PAYMENT RECEIPT                PERCENTAGE
         1                            8%                           1                            8%
         2                            8                            2                            8
         3                            6                            3                            7
         4                            4                            4                            6
         5                            2                            5                            5
         Thereafter                   0                            6                            4
                                                                   7                            2
                                                                   Thereafter                   0

A withdrawal charge also applies to payouts under certain annuity payout plans (see "Charges -- Withdrawal charge" and "The Annuity Payout Period -- Annuity payout plans").

ANNUAL CONTRACT ADMINISTRATIVE CHARGE:                                          $30*
* We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

BENEFIT PROTECTOR-SM- DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE:              0.25%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)

BENEFIT PROTECTOR-SM- PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE:    0.40%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE:                             0.30%
(As a percentage of the GMIB benefit base charged annually at the contract anniversary. This is an optional expense.)

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6 WELLS FARGO ADVANTAGE VARIABLE ANNUITY

ANNUAL VARIABLE ACCOUNT EXPENSES


(As a percentage of average subaccount value)


You can choose the length of your contract's withdrawal charge schedule and the death benefit guarantee provided. The combination you choose determines the fees you pay. The table below shows the combinations available to you and their cost.

                                                                               FIVE-YEAR WITHDRAWAL   SEVEN-YEAR WITHDRAWAL
                                                                                  CHARGE SCHEDULE        CHARGE SCHEDULE

     VARIABLE ACCOUNT ADMINISTRATIVE CHARGE:                                           0.15%                  0.15%
     MORTALITY AND EXPENSE RISK FEE:                                                   1.30                   1.05
     ENHANCED DEATH BENEFIT RIDER (EDB) FEE:                                           0.20                   0.20
                                                                                  ---------------        ---------------
        (As part of the mortality and expense risk fee.
        This is an optional expense.)
     TOTAL ANNUAL VARIABLE ACCOUNT EXPENSES WITHOUT THE OPTIONAL EDB FEE:              1.45%                  1.20%
     TOTAL ANNUAL VARIABLE ACCOUNT EXPENSES WITH THE OPTIONAL EDB FEE:                 1.65%                  1.40%

ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                                                MANAGEMENT     12b-1     OTHER
                                                                                  FEES         FEES     EXPENSES    TOTAL
AXP-Registered Trademark- Variable Portfolio -
       Blue Chip Advantage Fund                                                   .56%         .13%       .26%     .95%(1)
       Capital Resource Fund                                                      .60          .13        .04      .77(2)
       Diversified Equity Income Fund                                             .56          .13        .26      .95(1)
       Extra Income Fund                                                          .62          .13        .07      .82(2)
       Federal Income Fund                                                        .61          .13        .13      .87(1)
       New Dimensions Fund-Registered Trademark-                                  .60          .13        .05      .78(2)
       Small Cap Advantage Fund                                                   .75          .13        .31     1.19(1)

AIM V.I.
       Capital Appreciation Fund                                                  .61           --        .21      .82(3)
       Value Fund                                                                 .61           --        .23      .84(3)

Dreyfus
       The Dreyfus Socially Responsible Growth Fund, Inc. -
       Initial Share Class                                                        .75           --        .03      .78(4)

Fidelity VIP
       Dynamic Capital Appreciation Portfolio (Service Class 2)                   .57          .25        .61     1.43(5)
       High Income Portfolio (Service Class 2)                                    .58          .25        .18     1.01(3)
       Mid Cap Portfolio (Service Class 2)                                        .57          .25        .17      .99(6)

Franklin Templeton VIP Trust
       Franklin Income Securities Fund - Class 2                                  .49          .25        .01      .75(7),(8)
       Franklin Real Estate Fund - Class 2                                        .58          .25        .02      .85(7),(8)
       Franklin Small Cap Fund - Class 2                                          .49          .25        .28     1.02(8),(9),(10)
       Mutual Shares Securities Fund - Class 2                                    .60          .25        .20     1.05(8)

Goldman Sachs VIT
       CORE-SM- U.S. Equity Fund                                                  .70           --        .20      .90(11)
       Global Income Fund                                                         .90           --        .25     1.15(11)
       Internet Tollkeeper Fund-SM-                                              1.00           --        .25     1.25(11)
       Mid Cap Value Fund                                                         .80           --        .25     1.05(11)

--------------------------------------------------------------------------------
                                                     PROSPECTUS -- MAY 1, 2001 7

ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS) (CONTINUED)

                                                                                MANAGEMENT     12b-1     OTHER
                                                                                  FEES         FEES     EXPENSES    TOTAL
MFS-Registered Trademark-
       Investors Trust Series - Initial Class
          (previously MFS-Registered Trademark- Growth with Income Series)        .75%          --%       .12%     .87%(12)
       Utilities Series - Initial Class                                           .75           --        .16      .91(12)

Putnam Variable Trust
       Putnam VT International Growth Fund - Class IB Shares                      .76          .25        .18     1.19(13)
       Putnam VT Vista Fund - Class IB Shares                                     .60          .25        .07      .92(13)

Wells Fargo VT
       Asset Allocation Fund                                                      .57          .25        .18     1.00(14)
       Corporate Bond Fund                                                        .25          .25        .40      .90(14)
       Equity Income Fund                                                         .53          .25        .22     1.00(14)
       Equity Value Fund                                                          .15          .25        .60     1.00(14)
       Growth Fund                                                                .47          .25        .28     1.00(14)
       International Equity Fund                                                  .15          .25        .60     1.00(14)
       Large Company Growth Fund                                                  .27          .25        .48     1.00(14)
       Money Market Fund                                                          .50           --        .35      .85(14)
       Small Cap Growth Fund                                                      .15          .25        .80     1.20(14)

(1) The fund's expense figures are based on actual expenses, after fee waivers and expenses reimbursements, for the fiscal year ending Aug. 31, 2000. Without fee waivers and expense reimbursements "Other Expense" and "Total" would be 0.27% and 0.96% for AXP Variable Portfolio - Blue Chip Advantage Fund, 0.80% and 1.49% for AXP Variable Portfolio - Diversified Equity Income Fund, 0.15% and 0.89% for AXP Variable Portfolio - Federal Income Fund, and 0.55% and 1.43% for AXP Variable Portfolio - Small Cap Advantage Fund.

(2) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2000.

(3) Figures in "Management Fees," "12b-1 Fees," "Other Expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2000.

(4) These expenses are for the Initial Share Class for the fiscal year ended Dec. 31, 2000. Actual expenses in future years may be higher or lower than the expenses shown.

(5) The annual class operating expenses provided are based on estimated expenses.

(6) There were no reimbursements or expense reductions for the period ended Dec. 31, 2000. Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.

(7)  The Fund administration fee is paid indirectly through the management fee.

(8) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the fund's prospectus.

(9) Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended Dec. 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000.

(10) The manager has agreed in advance to make an estimated reduction of 0.04% in its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Absent this reduction, "Management Fees" and "Total" would have been 0.53% and 1.06% for Franklin Small Cap Fund - Class 2.

(11) Expense ratios are shown after fee waivers and expense reimbursements by the investment adviser. The expense ratios before the waivers and reimbursements would have been: 0.70%, 0.17%, and 0.87% for CORE-SM- U.S. Equity Fund, and 0.90%, 2.05% and 2.95% for Global Income Fund, 1.00%, 4.62% and 5.62% for Internet Tollkeeper Fund and 0.80%, 0.42% and 1.22% for Mid Cap Value Fund. CORE-SM- and Internet Tollkeeper Fund-SM- are service marks of Goldman, Sachs & Co.

(12) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal: 0.87% for Investors Trust Series and 0.90% for Utilities Series.

(13) Restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.15% of average net assets.

(14) Amounts represent expenses as of Dec. 31, 2000. Expenses are shown after fee waivers and expense reimbursements. Without fee waivers and expense reimbursements "Management Fees," "Other Expenses" and "Total" would have been 0.70%, 0.18% and 1.13% for Wells Fargo VT Asset Allocation Fund, 0.60%, 0.40% and 1.25% for Wells Fargo VT Corporate Bond Fund, 0.70%, 0.22% and 1.17% for Wells Fargo VT Equity Income Fund, 0.70%, 0.62% and 1.57% for Wells Fargo VT Equity Value Fund, 0.70%, 0.28% and 1.23% for Wells Fargo VT Growth Fund, 0.90%, 1.25% and 2.40% for Wells Fargo VT International Equity Fund, 0.70%, 0.48% and 1.43% for Wells Fargo VT Large Company Growth Fund 0.55%, 0.35% and 0.90% for Wells Fargo VT Money Market Fund, and 0.90%, 1.26% and 2.41% for Wells Fargo VT Small Cap Growth Fund.

--------------------------------------------------------------------------------
8 WELLS FARGO ADVANTAGE VARIABLE ANNUITY

EXAMPLES*: In order to provide a meaningful discussion about the contract and its options, we provided expense examples for each fund showing every available optional contract feature combination. Under each fund you will find an example showing: 1) the base contract with no optional riders, 2) the contract with selection of the optional Benefit Protector-SM- Death Benefit Rider, 3) the contract with selection of the optional Benefit Protector-SM- Plus Death Benefit Rider, 4) the contract with selection of the optional Enhanced Death Benefit Rider, and 5) the contract with selection of the optional Guaranteed Minimum Income Benefit Rider and Enhanced Death Benefit Rider. We first show the expenses for your contract assuming selection of the five-year withdrawal charge schedule followed by the expenses for your contract assuming selection of the seven-year withdrawal charge schedule.

You would pay the following expenses on a $1,000 investment if you selected a FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE** and assuming a 5% annual return and ...

                                                                                     A TOTAL WITHDRAWAL AT THE
                                                                                      END OF EACH TIME PERIOD
                                                                          1 YEAR      3 YEARS      5 YEARS     10 YEARS
AXP-Registered Trademark- VP - Blue Chip Advantage Fund
       base contract with no optional riders                             $104.94      $136.71      $151.10      $279.47
       optional Benefit Protector                                         107.50       144.37       163.83       304.59
       optional Benefit Protector Plus                                    109.04       148.95       171.41       319.36
       optional EDB                                                       106.99       142.84       161.30       299.62
       optional GMIB and EDB                                              110.14       152.51       177.79       334.59

AXP-Registered Trademark- VP - Capital Resource Fund
       base contract with no optional riders                              103.09       131.16       141.85       261.00
       optional Benefit Protector                                         105.66       138.86       154.68       286.57
       optional Benefit Protector Plus                                    107.19       143.45       162.31       301.61
       optional EDB                                                       105.14       137.32       152.12       281.50
       optional GMIB and EDB                                              108.29       147.01       168.68       316.77

AXP-Registered Trademark- VP - Diversified Equity Income Fund
       base contract with no optional riders                              104.94       136.71       151.10       279.47
       optional Benefit Protector                                         107.50       144.37       163.83       304.59
       optional Benefit Protector Plus                                    109.04       148.95       171.41       319.36
       optional EDB                                                       106.99       142.84       161.30       299.62
       optional GMIB and EDB                                              110.14       152.51       177.79       334.59

AXP-Registered Trademark- VP - Extra Income Fund
       base contract with no optional riders                              103.61       132.70       144.43       266.16
       optional Benefit Protector                                         106.17       140.39       157.23       291.61
       optional Benefit Protector Plus                                    107.71       144.98       164.84       306.57
       optional EDB                                                       105.66       138.86       154.68       286.57
       optional GMIB and EDB                                              108.81       148.54       171.21       321.75

AXP-Registered Trademark- VP - Federal Income Fund
       base contract with no optional riders                              104.12       134.24       147.00       271.30
       optional Benefit Protector                                         106.68       141.92       159.77       296.62
       optional Benefit Protector Plus                                    108.22       146.51       167.37       311.51
       optional EDB                                                       106.17       140.39       157.23       291.61
       optional GMIB and EDB                                              109.32       150.07       173.75       326.71

AXP VP - New Dimensions Fund-Registered Trademark-
       base contract with no optional riders                              103.20       131.47       142.37       262.03
       optional Benefit Protector                                         105.76       139.16       155.19       287.58
       optional Benefit Protector Plus                                    107.30       143.76       162.82       302.60
       optional EDB                                                       105.25       137.63       152.63       282.52
       optional GMIB and EDB                                              108.40       147.31       169.18       317.77

                                                                             NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                                            PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                                          1 YEAR      3 YEARS      5 YEARS      10 YEARS
AXP-Registered Trademark- VP - Blue Chip Advantage Fund
       base contract with no optional riders                              $24.94       $76.71       $131.10      $279.47
       optional Benefit Protector                                          27.50        84.37        143.83       304.59
       optional Benefit Protector Plus                                     29.04        88.95        151.41       319.36
       optional EDB                                                        26.99        82.84        141.30       299.62
       optional GMIB and EDB                                               30.14        92.51        157.79       334.59

AXP-Registered Trademark- VP - Capital Resource Fund
       base contract with no optional riders                               23.09        71.16        121.85       261.00
       optional Benefit Protector                                          25.66        78.86        134.68       286.57
       optional Benefit Protector Plus                                     27.19        83.45        142.31       301.61
       optional EDB                                                        25.14        77.32        132.12       281.50
       optional GMIB and EDB                                               28.29        87.01        148.68       316.77

AXP-Registered Trademark- VP - Diversified Equity Income Fund
       base contract with no optional riders                               24.94        76.71        131.10       279.47
       optional Benefit Protector                                          27.50        84.37        143.83       304.59
       optional Benefit Protector Plus                                     29.04        88.95        151.41       319.36
       optional EDB                                                        26.99        82.84        141.30       299.62
       optional GMIB and EDB                                               30.14        92.51        157.79       334.59

AXP-Registered Trademark- VP - Extra Income Fund
       base contract with no optional riders                               23.61        72.70        124.43       266.16
       optional Benefit Protector                                          26.17        80.39        137.23       291.61
       optional Benefit Protector Plus                                     27.71        84.98        144.84       306.57
       optional EDB                                                        25.66        78.86        134.68       286.57
       optional GMIB and EDB                                               28.81        88.54        151.21       321.75

AXP-Registered Trademark- VP - Federal Income Fund
       base contract with no optional riders                               24.12        74.24        127.00       271.30
       optional Benefit Protector                                          26.68        81.92        139.77       296.62
       optional Benefit Protector Plus                                     28.22        86.51        147.37       311.51
       optional EDB                                                        26.17        80.39        137.23       291.61
       optional GMIB and EDB                                               29.32        90.07        153.75       326.71

AXP VP - New Dimensions Fund-Registered Trademark-
       base contract with no optional riders                               23.20        71.47        122.37       262.03
       optional Benefit Protector                                          25.76        79.16        135.19       287.58
       optional Benefit Protector Plus                                     27.30        83.76        142.82       302.60
       optional EDB                                                        25.25        77.63        132.63       282.52
       optional GMIB and EDB                                               28.40        87.31        149.18       317.77

--------------------------------------------------------------------------------
                                                     PROSPECTUS -- MAY 1, 2001 9

You would pay the following expenses on a $1,000 investment if you selected a FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE** and assuming a 5% annual return and ... (continued)

                                                                                     A TOTAL WITHDRAWAL AT THE
                                                                                      END OF EACH TIME PERIOD
                                                                          1 YEAR      3 YEARS      5 YEARS     10 YEARS
AXP-Registered Trademark- VP - Small Cap Advantage Fund
       base contract with no optional riders                             $107.40      $144.07      $163.33      $303.60
       optional Benefit Protector                                         109.96       151.70       175.93       328.12
       optional Benefit Protector Plus                                    111.50       156.25       183.43       342.54
       optional EDB                                                       109.45       150.17       173.42       323.26
       optional GMIB and EDB                                              112.60       159.82       189.83       357.84

AIM V.I. Capital Appreciation Fund
       base contract with no optional riders                              103.61       132.70       144.43       266.16
       optional Benefit Protector                                         106.17       140.39       157.23       291.61
       optional Benefit Protector Plus                                    107.71       144.98       164.84       306.57
       optional EDB                                                       105.66       138.86       154.68       286.57
       optional GMIB and EDB                                              108.81       148.54       171.21       321.75

AIM V.I. Value Fund
       base contract with no optional riders                              103.81       133.32       145.46       268.22
       optional Benefit Protector                                         106.37       141.00       158.25       293.61
       optional Benefit Protector Plus                                    107.91       145.60       165.86       308.55
       optional EDB                                                       105.86       139.47       155.70       288.59
       optional GMIB and EDB                                              109.01       149.15       172.23       323.74

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class
       base contract with no optional riders                              103.20       131.47       142.37       262.03
       optional Benefit Protector                                         105.76       139.16       155.19       287.58
       optional Benefit Protector Plus                                    107.30       143.76       162.82       302.60
       optional EDB                                                       105.25       137.63       152.63       282.52
       optional GMIB and EDB                                              108.40       147.31       169.18       317.77

Fidelity VIP Dynamic Capital Appreciation Portfolio (Service Class 2)
       base contract with no optional riders                              109.86       151.39       175.43       327.15
       optional Benefit Protector                                         112.42       158.98       187.90       351.09
       optional Benefit Protector Plus                                    113.96       163.52       195.33       365.17
       optional EDB                                                       111.91       157.47       185.42       346.35
       optional GMIB and EDB                                              115.06       167.09       201.75       380.55

Fidelity VIP High Income Portfolio (Service Class 2)
       base contract with no optional riders                              105.55       138.55       154.17       285.56
       optional Benefit Protector                                         108.12       146.21       166.87       310.53
       optional Benefit Protector Plus                                    109.65       150.78       174.42       325.21
       optional EDB                                                       107.60       144.68       164.34       305.58
       optional GMIB and EDB                                              110.75       154.34       180.81       340.45

Fidelity VIP Mid Cap Portfolio (Service Class 2)
       base contract with no optional riders                              105.35       137.93       153.15       283.53
       optional Benefit Protector                                         107.91       145.60       165.86       308.55
       optional Benefit Protector Plus                                    109.45       150.17       173.42       323.26
       optional EDB                                                       107.40       144.07       163.33       303.60
       optional GMIB and EDB                                              110.55       153.73       179.80       338.50

                                                                             NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                                            PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                                          1 YEAR      3 YEARS      5 YEARS      10 YEARS
AXP-Registered Trademark- VP - Small Cap Advantage Fund
       base contract with no optional riders                              $27.40     $  84.07       $143.33      $303.60
       optional Benefit Protector                                          29.96        91.70        155.93       328.12
       optional Benefit Protector Plus                                     31.50        96.25        163.43       342.54
       optional EDB                                                        29.45        90.17        153.42       323.26
       optional GMIB and EDB                                               32.60        99.82        169.83       357.84

AIM V.I. Capital Appreciation Fund
       base contract with no optional riders                               23.61        72.70        124.43       266.16
       optional Benefit Protector                                          26.17        80.39        137.23       291.61
       optional Benefit Protector Plus                                     27.71        84.98        144.84       306.57
       optional EDB                                                        25.66        78.86        134.68       286.57
       optional GMIB and EDB                                               28.81        88.54        151.21       321.75

AIM V.I. Value Fund
       base contract with no optional riders                               23.81        73.32        125.46       268.22
       optional Benefit Protector                                          26.37        81.00        138.25       293.61
       optional Benefit Protector Plus                                     27.91        85.60        145.86       308.55
       optional EDB                                                        25.86        79.47        135.70       288.59
       optional GMIB and EDB                                               29.01        89.15        152.23       323.74

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class
       base contract with no optional riders                               23.20        71.47        122.37       262.03
       optional Benefit Protector                                          25.76        79.16        135.19       287.58
       optional Benefit Protector Plus                                     27.30        83.76        142.82       302.60
       optional EDB                                                        25.25        77.63        132.63       282.52
       optional GMIB and EDB                                               28.40        87.31        149.18       317.77

Fidelity VIP Dynamic Capital Appreciation Portfolio (Service Class 2)
       base contract with no optional riders                               29.86        91.39        155.43       327.15
       optional Benefit Protector                                          32.42        98.98        167.90       351.09
       optional Benefit Protector Plus                                     33.96       103.52        175.33       365.17
       optional EDB                                                        31.91        97.47        165.42       346.35
       optional GMIB and EDB                                               35.06       107.09        181.75       380.55

Fidelity VIP High Income Portfolio (Service Class 2)
       base contract with no optional riders                               25.55        78.55        134.17       285.56
       optional Benefit Protector                                          28.12        86.21        146.87       310.53
       optional Benefit Protector Plus                                     29.65        90.78        154.42       325.21
       optional EDB                                                        27.60        84.68        144.34       305.58
       optional GMIB and EDB                                               30.75        94.34        160.81       340.45

Fidelity VIP Mid Cap Portfolio (Service Class 2)
       base contract with no optional riders                               25.35        77.93        133.15       283.53
       optional Benefit Protector                                          27.91        85.60        145.86       308.55
       optional Benefit Protector Plus                                     29.45        90.17        153.42       323.26
       optional EDB                                                        27.40        84.07        143.33       303.60
       optional GMIB and EDB                                               30.55        93.73        159.80       338.50

--------------------------------------------------------------------------------
10 WELLS FARGO ADVANTAGE VARIABLE ANNUITY

You would pay the following expenses on a $1,000 investment if you selected a FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE** and assuming a 5% annual return and ... (continued)

                                                                                     A TOTAL WITHDRAWAL AT THE
                                                                                      END OF EACH TIME PERIOD
                                                                          1 YEAR      3 YEARS      5 YEARS     10 YEARS
FTVIPT Franklin Income Securities Fund - Class 2
       base contract with no optional riders                             $102.89      $130.54      $140.82      $258.92
       optional Benefit Protector                                         105.45       138.24       153.66       284.55
       optional Benefit Protector Plus                                    106.99       142.84       161.30       299.62
       optional EDB                                                       104.94       136.71       151.10       279.47
       optional GMIB and EDB                                              108.09       146.39       167.66       314.77

FTVIPT Franklin Real Estate Fund - Class 2
       base contract with no optional riders                              103.91       133.63       145.97       269.25
       optional Benefit Protector                                         106.48       141.31       158.76       294.62
       optional Benefit Protector Plus                                    108.01       145.90       166.36       309.54
       optional EDB                                                       105.96       139.78       156.21       289.59
       optional GMIB and EDB                                              109.11       149.46       172.73       324.73

FTVIPT Franklin Small Cap Fund - Class 2
       base contract with no optional riders                              105.66       138.86       154.68       286.57
       optional Benefit Protector                                         108.22       146.51       167.37       311.51
       optional Benefit Protector Plus                                    109.76       151.09       174.93       326.18
       optional EDB                                                       107.71       144.98       164.84       306.57
       optional GMIB and EDB                                              110.86       154.65       181.31       341.43

FTVIPT Mutual Shares Securities Fund - Class 2
       base contract with no optional riders                              105.96       139.78       156.21       289.59
       optional Benefit Protector                                         108.53       147.43       168.89       314.46
       optional Benefit Protector Plus                                    110.06       152.00       176.43       329.09
       optional EDB                                                       108.01       145.90       166.36       309.54
       optional GMIB and EDB                                              111.16       155.56       182.82       344.34

Goldman Sachs VIT CORE-SM- U.S. Equity Fund
       base contract with no optional riders                              104.43       135.17       148.54       274.37
       optional Benefit Protector                                         106.99       142.84       161.30       299.62
       optional Benefit Protector Plus                                    108.53       147.43       168.89       314.46
       optional EDB                                                       106.48       141.31       158.76       294.62
       optional GMIB and EDB                                              109.63       150.98       175.26       329.67

Goldman Sachs VIT Global Income Fund
       base contract with no optional riders                              106.99       142.84       161.30       299.62
       optional Benefit Protector                                         109.55       150.48       173.92       324.24
       optional Benefit Protector Plus                                    111.09       155.04       181.43       338.72
       optional EDB                                                       109.04       148.95       171.41       319.36
       optional GMIB and EDB                                              112.19       158.60       187.83       354.01

Goldman Sachs VIT Internet Tollkeeper Fund-SM-
       base contract with no optional riders                              108.01       145.90       166.36       309.54
       optional Benefit Protector                                         110.58       153.52       178.93       333.92
       optional Benefit Protector Plus                                    112.11       158.07       186.41       348.25
       optional EDB                                                       110.06       152.00       176.43       329.09
       optional GMIB and EDB                                              113.21       161.64       192.82       363.57

                                                                             NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                                            PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                                          1 YEAR      3 YEARS      5 YEARS      10 YEARS
FTVIPT Franklin Income Securities Fund - Class 2
       base contract with no optional riders                              $22.89     $  70.54       $120.82      $258.92
       optional Benefit Protector                                          25.45        78.24        133.66       284.55
       optional Benefit Protector Plus                                     26.99        82.84        141.30       299.62
       optional EDB                                                        24.94        76.71        131.10       279.47
       optional GMIB and EDB                                               28.09        86.39        147.66       314.77

FTVIPT Franklin Real Estate Fund - Class 2
       base contract with no optional riders                               23.91        73.63        125.97       269.25
       optional Benefit Protector                                          26.48        81.31        138.76       294.62
       optional Benefit Protector Plus                                     28.01        85.90        146.36       309.54
       optional EDB                                                        25.96        79.78        136.21       289.59
       optional GMIB and EDB                                               29.11        89.46        152.73       324.73

FTVIPT Franklin Small Cap Fund - Class 2
       base contract with no optional riders                               25.66        78.86        134.68       286.57
       optional Benefit Protector                                          28.22        86.51        147.37       311.51
       optional Benefit Protector Plus                                     29.76        91.09        154.93       326.18
       optional EDB                                                        27.71        84.98        144.84       306.57
       optional GMIB and EDB                                               30.86        94.65        161.31       341.43

FTVIPT Mutual Shares Securities Fund - Class 2
       base contract with no optional riders                               25.96        79.78        136.21       289.59
       optional Benefit Protector                                          28.53        87.43        148.89       314.46
       optional Benefit Protector Plus                                     30.06        92.00        156.43       329.09
       optional EDB                                                        28.01        85.90        146.36       309.54
       optional GMIB and EDB                                               31.16        95.56        162.82       344.34

Goldman Sachs VIT CORE-SM- U.S. Equity Fund
       base contract with no optional riders                               24.43        75.17        128.54       274.37
       optional Benefit Protector                                          26.99        82.84        141.30       299.62
       optional Benefit Protector Plus                                     28.53        87.43        148.89       314.46
       optional EDB                                                        26.48        81.31        138.76       294.62
       optional GMIB and EDB                                               29.63        90.98        155.26       329.67

Goldman Sachs VIT Global Income Fund
       base contract with no optional riders                               26.99        82.84        141.30       299.62
       optional Benefit Protector                                          29.55        90.48        153.92       324.24
       optional Benefit Protector Plus                                     31.09        95.04        161.43       338.72
       optional EDB                                                        29.04        88.95        151.41       319.36
       optional GMIB and EDB                                               32.19        98.60        167.83       354.01

Goldman Sachs VIT Internet Tollkeeper Fund-SM-
       base contract with no optional riders                               28.01        85.90        146.36       309.54
       optional Benefit Protector                                          30.58        93.52        158.93       333.92
       optional Benefit Protector Plus                                     32.11        98.07        166.41       348.25
       optional EDB                                                        30.06        92.00        156.43       329.09
       optional GMIB and EDB                                               33.21       101.64        172.82       363.57

--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 11

You would pay the following expenses on a $1,000 investment if you selected a FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE** and assuming a 5% annual return and ... (continued)

                                                                                     A TOTAL WITHDRAWAL AT THE
                                                                                      END OF EACH TIME PERIOD
                                                                          1 YEAR      3 YEARS      5 YEARS     10 YEARS
Goldman Sachs VIT Mid Cap Value Fund
       base contract with no optional riders                             $105.96      $139.78      $156.21      $289.59
       optional Benefit Protector                                         108.53       147.43       168.89       314.46
       optional Benefit Protector Plus                                    110.06       152.00       176.43       329.09
       optional EDB                                                       108.01       145.90       166.36       309.54
       optional GMIB and EDB                                              111.16       155.56       182.82       344.34

MFS-Registered Trademark- Investors Trust Series - Initial Class
(previously MFS-Registered Trademark- Growth with Income Series)
       base contract with no optional riders                              104.12       134.24       147.00       271.30
       optional Benefit Protector                                         106.68       141.92       159.77       296.62
       optional Benefit Protector Plus                                    108.22       146.51       167.37       311.51
       optional EDB                                                       106.17       140.39       157.23       291.61
       optional GMIB and EDB                                              109.32       150.07       173.75       326.71

MFS-Registered Trademark- Utilities Series - Initial Class
       base contract with no optional riders                              104.53       135.47       149.05       275.39
       optional Benefit Protector                                         107.09       143.15       161.80       300.61
       optional Benefit Protector Plus                                    108.63       147.73       169.39       315.44
       optional EDB                                                       106.58       141.62       159.26       295.62
       optional GMIB and EDB                                              109.73       151.29       175.77       330.65

Putnam VT International Growth Fund - Class IB Shares
       base contract with no optional riders                              107.40       144.07       163.33       303.60
       optional Benefit Protector                                         109.96       151.70       175.93       328.12
       optional Benefit Protector Plus                                    111.50       156.25       183.43       342.54
       optional EDB                                                       109.45       150.17       173.42       323.26
       optional GMIB and EDB                                              112.60       159.82       189.83       357.84

Putnam VT Vista Fund - Class IB Shares
       base contract with no optional riders                              104.63       135.78       149.56       276.42
       optional Benefit Protector                                         107.19       143.45       162.31       301.61
       optional Benefit Protector Plus                                    108.73       148.04       169.90       316.43
       optional EDB                                                       106.68       141.92       159.77       296.62
       optional GMIB and EDB                                              109.83       151.60       176.27       331.64

Wells Fargo VT Asset Allocation Fund
       base contract with no optional riders                              105.45       138.24       153.66       284.55
       optional Benefit Protector                                         108.01       145.90       166.36       309.54
       optional Benefit Protector Plus                                    109.55       150.48       173.92       324.24
       optional EDB                                                       107.50       144.37       163.83       304.59
       optional GMIB and EDB                                              110.65       154.04       180.31       339.48

Wells Fargo VT Corporate Bond Fund
       base contract with no optional riders                              104.43       135.17       148.54       274.37
       optional Benefit Protector                                         106.99       142.84       161.30       299.62
       optional Benefit Protector Plus                                    108.53       147.43       168.89       314.46
       optional EDB                                                       106.48       141.31       158.76       294.62
       optional GMIB and EDB                                              109.63       150.98       175.26       329.67

                                                                             NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                                            PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                                          1 YEAR      3 YEARS      5 YEARS      10 YEARS
Goldman Sachs VIT Mid Cap Value Fund
       base contract with no optional riders                              $25.96       $79.78       $136.21      $289.59
       optional Benefit Protector                                          28.53        87.43        148.89       314.46
       optional Benefit Protector Plus                                     30.06        92.00        156.43       329.09
       optional EDB                                                        28.01        85.90        146.36       309.54
       optional GMIB and EDB                                               31.16        95.56        162.82       344.34

MFS-Registered Trademark- Investors Trust Series - Initial Class
(previously MFS-Registered Trademark- Growth with Income Series)
       base contract with no optional riders                               24.12        74.24        127.00       271.30
       optional Benefit Protector                                          26.68        81.92        139.77       296.62
       optional Benefit Protector Plus                                     28.22        86.51        147.37       311.51
       optional EDB                                                        26.17        80.39        137.23       291.61
       optional GMIB and EDB                                               29.32        90.07        153.75       326.71

MFS-Registered Trademark- Utilities Series - Initial Class
       base contract with no optional riders                               24.53        75.47        129.05       275.39
       optional Benefit Protector                                          27.09        83.15        141.80       300.61
       optional Benefit Protector Plus                                     28.63        87.73        149.39       315.44
       optional EDB                                                        26.58        81.62        139.26       295.62
       optional GMIB and EDB                                               29.73        91.29        155.77       330.65

Putnam VT International Growth Fund - Class IB Shares
       base contract with no optional riders                               27.40        84.07        143.33       303.60
       optional Benefit Protector                                          29.96        91.70        155.93       328.12
       optional Benefit Protector Plus                                     31.50        96.25        163.43       342.54
       optional EDB                                                        29.45        90.17        153.42       323.26
       optional GMIB and EDB                                               32.60        99.82        169.83       357.84

Putnam VT Vista Fund - Class IB Shares
       base contract with no optional riders                               24.63        75.78        129.56       276.42
       optional Benefit Protector                                          27.19        83.45        142.31       301.61
       optional Benefit Protector Plus                                     28.73        88.04        146.90       316.43
       optional EDB                                                        26.68        81.92        139.77       296.62
       optional GMIB and EDB                                               29.83        91.60        156.27       331.64

Wells Fargo VT Asset Allocation Fund
       base contract with no optional riders                               25.45        78.24        133.66       284.55
       optional Benefit Protector                                          28.01        85.90        146.36       309.54
       optional Benefit Protector Plus                                     29.55        90.48        153.92       324.24
       optional EDB                                                        27.50        84.37        143.83       304.59
       optional GMIB and EDB                                               30.65        94.04        160.31       339.48

Wells Fargo VT Corporate Bond Fund
       base contract with no optional riders                               24.43        75.17        128.54       274.37
       optional Benefit Protector                                          26.99        82.84        141.30       299.62
       optional Benefit Protector Plus                                     28.53        87.43        148.89       314.46
       optional EDB                                                        26.48        81.31        138.76       294.62
       optional GMIB and EDB                                               29.63        90.98        155.26       329.67

--------------------------------------------------------------------------------
12 WELLS FARGO ADVANTAGE VARIABLE ANNUITY

You would pay the following expenses on a $1,000 investment if you selected a FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE** and assuming a 5% annual return and ... (continued)

                                                                                     A TOTAL WITHDRAWAL AT THE
                                                                                      END OF EACH TIME PERIOD
                                                                          1 YEAR      3 YEARS      5 YEARS     10 YEARS
Wells Fargo VT Equity Income Fund
       base contract with no optional riders                             $105.45      $138.24      $153.66      $284.55
       optional Benefit Protector                                         108.01       145.90       166.36       309.54
       optional Benefit Protector Plus                                    109.55       150.48       173.92       324.24
       optional EDB                                                       107.50       144.37       163.83       304.59
       optional GMIB and EDB                                              110.65       154.04       180.31       339.48

Wells Fargo VT Equity Value Fund
       base contract with no optional riders                              105.45       138.24       153.66       284.55
       optional Benefit Protector                                         108.01       145.90       166.36       309.54
       optional Benefit Protector Plus                                    109.55       150.48       173.92       324.24
       optional EDB                                                       107.50       144.37       163.83       304.59
       optional GMIB and EDB                                              110.65       154.04       180.31       339.48

Wells Fargo VT Growth Fund
       base contract with no optional riders                              105.45       138.24       153.66       284.55
       optional Benefit Protector                                         108.01       145.90       166.36       309.54
       optional Benefit Protector Plus                                    109.55       150.48       173.92       324.24
       optional EDB                                                       107.50       144.37       163.83       304.59
       optional GMIB and EDB                                              110.65       154.04       180.31       339.48

Wells Fargo VT International Equity Fund
       base contract with no optional riders                              105.45       138.24       153.66       284.55
       optional Benefit Protector                                         108.01       145.90       166.36       309.54
       optional Benefit Protector Plus                                    109.55       150.48       173.92       324.24
       optional EDB                                                       107.50       144.37       163.83       304.59
       optional GMIB and EDB                                              110.65       154.04       180.31       339.48

Wells Fargo VT Large Company Growth Fund
       base contract with no optional riders                              105.45       138.24       153.66       284.55
       optional Benefit Protector                                         108.01       145.90       166.36       309.54
       optional Benefit Protector Plus                                    109.55       150.48       173.92       324.24
       optional EDB                                                       107.50       144.37       163.83       304.59
       optional GMIB and EDB                                              110.65       154.04       180.31       339.48

Wells Fargo VT Money Market Fund
       base contract with no optional riders                              103.91       133.63       145.97       269.25
       optional Benefit Protector                                         106.48       141.31       158.76       294.62
       optional Benefit Protector Plus                                    108.01       145.90       166.36       309.54
       optional EDB                                                       105.96       139.78       156.21       289.59
       optional GMIB and EDB                                              109.11       149.46       172.73       324.73

Wells Fargo VT Small Cap Growth Fund
       base contract with no optional riders                              107.50       144.37       163.83       304.59
       optional Benefit Protector                                         110.06       152.00       176.43       329.09
       optional Benefit Protector Plus                                    111.60       156.56       183.93       343.50
       optional EDB                                                       109.55       150.48       173.92       324.24
       optional GMIB and EDB                                              112.70       160.12       190.33       358.80

                                                                             NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                                            PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                                          1 YEAR      3 YEARS      5 YEARS      10 YEARS
Wells Fargo VT Equity Income Fund
       base contract with no optional riders                              $25.45     $  78.24       $133.66      $284.55
       optional Benefit Protector                                          28.01        85.90        146.36       309.54
       optional Benefit Protector Plus                                     29.55        90.48        153.92       324.24
       optional EDB                                                        27.50        84.37        143.83       304.59
       optional GMIB and EDB                                               30.65        94.04        160.31       339.48

Wells Fargo VT Equity Value Fund
       base contract with no optional riders                               25.45        78.24        133.66       284.55
       optional Benefit Protector                                          28.01        85.90        146.36       309.54
       optional Benefit Protector Plus                                     29.55        90.48        153.92       324.24
       optional EDB                                                        27.50        84.37        143.83       304.59
       optional GMIB and EDB                                               30.65        94.04        160.31       339.48

Wells Fargo VT Growth Fund
       base contract with no optional riders                               25.45        78.24        133.66       284.55
       optional Benefit Protector                                          28.01        85.90        146.36       309.54
       optional Benefit Protector Plus                                     29.55        90.48        153.92       324.24
       optional EDB                                                        27.50        84.37        143.83       304.59
       optional GMIB and EDB                                               30.65        94.04        160.31       339.48

Wells Fargo VT International Equity Fund
       base contract with no optional riders                               25.45        78.24        133.66       284.55
       optional Benefit Protector                                          28.01        85.90        146.36       309.54
       optional Benefit Protector Plus                                     29.55        90.48        153.92       324.24
       optional EDB                                                        27.50        84.37        143.83       304.59
       optional GMIB and EDB                                               30.65        94.04        160.31       339.48

Wells Fargo VT Large Company Growth Fund
       base contract with no optional riders                               25.45        78.24        133.66       284.55
       optional Benefit Protector                                          28.01        85.90        146.36       309.54
       optional Benefit Protector Plus                                     29.55        90.48        153.92       324.24
       optional EDB                                                        27.50        84.37        143.83       304.59
       optional GMIB and EDB                                               30.65        94.04        160.31       339.48

Wells Fargo VT Money Market Fund
       base contract with no optional riders                               23.91        73.63        125.97       269.25
       optional Benefit Protector                                          26.48        81.31        138.76       294.62
       optional Benefit Protector Plus                                     28.01        85.90        146.36       309.54
       optional EDB                                                        25.96        79.78        136.21       289.59
       optional GMIB and EDB                                               29.11        89.46        152.73       324.73

Wells Fargo VT Small Cap Growth Fund
       base contract with no optional riders                               27.50        84.37        143.83       304.59
       optional Benefit Protector                                          30.06        92.00        156.43       329.09
       optional Benefit Protector Plus                                     31.60        96.56        163.93       343.50
       optional EDB                                                        29.55        90.48        153.92       324.24
       optional GMIB and EDB                                               32.70       100.12        170.33       358.80

--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 13

You would pay the following expenses on a $1,000 investment if you selected a SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE and assuming a 5% annual return and ...

                                                                                     A TOTAL WITHDRAWAL AT THE
                                                                                      END OF EACH TIME PERIOD
                                                                          1 YEAR      3 YEARS      5 YEARS     10 YEARS
AXP-Registered Trademark- VP - Blue Chip Advantage Fund
       base contract with no optional riders                             $102.38      $139.00      $168.23      $253.72
       optional Benefit Protector                                         104.94       146.71       181.10       279.47
       optional Benefit Protector Plus                                    106.48       151.31       188.76       294.62
       optional EDB                                                       104.43       145.17       178.54       274.37
       optional GMIB and EDB                                              107.58       154.86       195.11       309.76

AXP-Registered Trademark- VP - Capital Resource Fund
       base contract with no optional riders                              100.53       133.43       158.88       234.79
       optional Benefit Protector                                         103.09       141.16       171.85       261.00
       optional Benefit Protector Plus                                    104.63       145.78       179.56       276.42
       optional EDB                                                       102.58       139.62       169.27       255.81
       optional GMIB and EDB                                              105.73       149.33       185.91       291.49

AXP-Registered Trademark- VP - Diversified Equity Income Fund
       base contract with no optional riders                              102.38       139.00       168.23       253.72
       optional Benefit Protector                                         104.94       146.71       181.10       279.47
       optional Benefit Protector Plus                                    106.48       151.31       188.76       294.62
       optional EDB                                                       104.43       145.17       178.54       274.37
       optional GMIB and EDB                                              107.58       154.86       195.11       309.76

AXP-Registered Trademark- VP - Extra Income Fund
       base contract with no optional riders                              101.04       134.98       161.49       240.08
       optional Benefit Protector                                         103.61       142.70       174.43       266.16
       optional Benefit Protector Plus                                    105.14       147.32       182.12       281.50
       optional EDB                                                       103.09       141.16       171.85       261.00
       optional GMIB and EDB                                              106.24       150.87       188.47       296.60

AXP-Registered Trademark- VP - Federal Income Fund
       base contract with no optional riders                              101.56       136.52       164.09       245.35
       optional Benefit Protector                                         104.12       144.24       177.00       271.30
       optional Benefit Protector Plus                                    105.66       148.86       184.68       286.57
       optional EDB                                                       103.61       142.70       174.43       266.16
       optional GMIB and EDB                                              106.76       152.40       191.03       301.68

AXP VP - New Dimensions Fund-Registered Trademark-
       base contract with no optional riders                              100.63       133.74       159.41       235.85
       optional Benefit Protector                                         103.20       141.47       172.37       262.03
       optional Benefit Protector Plus                                    104.73       146.09       180.08       277.44
       optional EDB                                                       102.68       139.93       169.78       256.85
       optional GMIB and EDB                                              105.83       149.64       186.42       292.52

AXP-Registered Trademark- VP - Small Cap Advantage Fund
       base contract with no optional riders                              104.84       146.40       180.59       278.45
       optional Benefit Protector                                         107.40       154.07       193.33       303.60
       optional Benefit Protector Plus                                    108.94       158.65       200.90       318.38
       optional EDB                                                       106.89       152.54       190.79       298.62
       optional GMIB and EDB                                              110.04       162.21       207.28       333.60

                                                                             NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                                            PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                                          1 YEAR      3 YEARS      5 YEARS      10 YEARS
AXP-Registered Trademark- VP - Blue Chip Advantage Fund
       base contract with no optional riders                              $22.38       $69.00       $118.23      $253.72
       optional Benefit Protector                                          24.94        76.71        131.10       279.47
       optional Benefit Protector Plus                                     26.48        81.31        138.76       294.62
       optional EDB                                                        24.43        75.17        128.54       274.37
       optional GMIB and EDB                                               27.58        84.86        145.11       309.76

AXP-Registered Trademark- VP - Capital Resource Fund
       base contract with no optional riders                               20.53        63.43        108.88       234.79
       optional Benefit Protector                                          23.09        71.16        121.85       261.00
       optional Benefit Protector Plus                                     24.63        75.78        129.56       276.42
       optional EDB                                                        22.58        69.62        119.27       255.81
       optional GMIB and EDB                                               25.73        79.33        135.91       291.49

AXP-Registered Trademark- VP - Diversified Equity Income Fund
       base contract with no optional riders                               22.38        69.00        118.23       253.72
       optional Benefit Protector                                          24.94        76.71        131.10       279.47
       optional Benefit Protector Plus                                     26.48        81.31        138.76       294.62
       optional EDB                                                        24.43        75.17        128.54       274.37
       optional GMIB and EDB                                               27.58        84.86        145.11       309.76

AXP-Registered Trademark- VP - Extra Income Fund
       base contract with no optional riders                               21.04        64.98        111.49       240.08
       optional Benefit Protector                                          23.61        72.70        124.43       266.16
       optional Benefit Protector Plus                                     25.14        77.32        132.12       281.50
       optional EDB                                                        23.09        71.16        121.85       261.00
       optional GMIB and EDB                                               26.24        80.87        138.47       296.60

AXP-Registered Trademark- VP - Federal Income Fund
       base contract with no optional riders                               21.56        66.52        114.09       245.35
       optional Benefit Protector                                          24.12        74.24        127.00       271.30
       optional Benefit Protector Plus                                     25.66        78.86        134.68       286.57
       optional EDB                                                        23.61        72.70        124.43       266.16
       optional GMIB and EDB                                               26.76        82.40        141.03       301.68

AXP VP - New Dimensions Fund-Registered Trademark-
       base contract with no optional riders                               20.63        63.74        109.41       235.85
       optional Benefit Protector                                          23.20        71.47        122.37       262.03
       optional Benefit Protector Plus                                     24.73        76.09        130.08       277.44
       optional EDB                                                        22.68        69.93        119.78       256.85
       optional GMIB and EDB                                               25.83        79.64        136.42       292.52

AXP-Registered Trademark- VP - Small Cap Advantage Fund
       base contract with no optional riders                               24.84        76.40        130.59       278.45
       optional Benefit Protector                                          27.40        84.07        143.33       303.60
       optional Benefit Protector Plus                                     28.94        88.65        150.90       318.38
       optional EDB                                                        26.89        82.54        140.79       298.62
       optional GMIB and EDB                                               30.04        92.21        157.28       333.60

--------------------------------------------------------------------------------
14 WELLS FARGO ADVANTAGE VARIABLE ANNUITY

You would pay the following expenses on a $1,000 investment if you selected a SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE and assuming a 5% annual return and ... (continued)

                                                                                     A TOTAL WITHDRAWAL AT THE
                                                                                      END OF EACH TIME PERIOD
                                                                          1 YEAR      3 YEARS      5 YEARS     10 YEARS
AIM V.I. Capital Appreciation Fund
       base contract with no optional riders                             $101.04      $134.98      $161.49      $240.08
       optional Benefit Protector                                         103.61       142.70       174.43       266.16
       optional Benefit Protector Plus                                    105.14       147.32       182.12       281.50
       optional EDB                                                       103.09       141.16       171.85       261.00
       optional GMIB and EDB                                              106.24       150.87       188.47       296.60

AIM V.I. Value Fund
       base contract with no optional riders                              101.25       135.60       162.53       242.19
       optional Benefit Protector                                         103.81       143.32       175.46       268.22
       optional Benefit Protector Plus                                    105.35       147.93       183.15       283.53
       optional EDB                                                       103.30       141.78       172.88       263.07
       optional GMIB and EDB                                              106.45       151.48       189.49       298.63

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class
       base contract with no optional riders                              100.63       133.74       159.41       235.85
       optional Benefit Protector                                         103.20       141.47       172.37       262.03
       optional Benefit Protector Plus                                    104.73       146.09       180.08       277.44
       optional EDB                                                       102.68       139.93       169.78       256.85
       optional GMIB and EDB                                              105.83       149.64       186.42       292.52

Fidelity VIP Dynamic Capital Appreciation Portfolio (Service Class 2)
       base contract with no optional riders                              107.30       153.76       192.82       302.60
       optional Benefit Protector                                         109.86       161.39       205.43       327.15
       optional Benefit Protector Plus                                    111.40       165.95       212.93       341.59
       optional EDB                                                       109.35       159.87       202.92       322.29
       optional GMIB and EDB                                              112.50       169.51       219.33       356.89

Fidelity VIP High Income Portfolio (Service Class 2)
       base contract with no optional riders                              102.99       140.85       171.33       259.96
       optional Benefit Protector                                         105.55       148.55       184.17       285.56
       optional Benefit Protector Plus                                    107.09       153.15       191.80       300.61
       optional EDB                                                       105.04       147.01       181.61       280.49
       optional GMIB and EDB                                              108.19       156.70       198.17       315.77

Fidelity VIP Mid Cap Portfolio (Service Class 2)
       base contract with no optional riders                              102.79       140.23       170.30       257.89
       optional Benefit Protector                                         105.35       147.93       183.15       283.53
       optional Benefit Protector Plus                                    106.89       152.54       190.79       298.62
       optional EDB                                                       104.84       146.40       180.59       278.45
       optional GMIB and EDB                                              107.99       156.09       197.15       313.77

FTVIPT Franklin Income Securities Fund - Class 2
       base contract with no optional riders                              100.33       132.80       157.84       232.66
       optional Benefit Protector                                         102.89       140.54       170.82       258.92
       optional Benefit Protector Plus                                    104.43       145.17       178.54       274.37
       optional EDB                                                       102.38       139.00       168.23       253.72
       optional GMIB and EDB                                              105.53       148.71       184.88       289.44

                                                                             NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                                            PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                                          1 YEAR      3 YEARS      5 YEARS      10 YEARS
AIM V.I. Capital Appreciation Fund
       base contract with no optional riders                              $21.04       $64.98       $111.49      $240.08
       optional Benefit Protector                                          23.61        72.70        124.43       266.16
       optional Benefit Protector Plus                                     25.14        77.32        132.12       281.50
       optional EDB                                                        23.09        71.16        121.85       261.00
       optional GMIB and EDB                                               26.24        80.87        138.47       296.60

AIM V.I. Value Fund
       base contract with no optional riders                               21.25        65.60        112.53       242.19
       optional Benefit Protector                                          23.81        73.32        125.46       268.22
       optional Benefit Protector Plus                                     25.35        77.93        133.15       283.53
       optional EDB                                                        23.30        71.78        122.88       263.07
       optional GMIB and EDB                                               26.45        81.48        139.49       298.63

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class
       base contract with no optional riders                               20.63        63.74        109.41       235.85
       optional Benefit Protector                                          23.20        71.47        122.37       262.03
       optional Benefit Protector Plus                                     24.73        76.09        130.08       277.44
       optional EDB                                                        22.68        69.93        119.78       256.85
       optional GMIB and EDB                                               25.83        79.64        136.42       292.52

Fidelity VIP Dynamic Capital Appreciation Portfolio (Service Class 2)
       base contract with no optional riders                               27.30        83.76        142.82       302.60
       optional Benefit Protector                                          29.86        91.39        155.43       327.15
       optional Benefit Protector Plus                                     31.40        95.95        162.93       341.59
       optional EDB                                                        29.35        89.87        152.92       322.29
       optional GMIB and EDB                                               32.50        99.51        169.33       356.89

Fidelity VIP High Income Portfolio (Service Class 2)
       base contract with no optional riders                               22.99        70.85        121.33       259.96
       optional Benefit Protector                                          25.55        78.55        134.17       285.56
       optional Benefit Protector Plus                                     27.09        83.15        141.80       300.61
       optional EDB                                                        25.04        77.01        131.61       280.49
       optional GMIB and EDB                                               28.19        86.70        148.17       315.77

Fidelity VIP Mid Cap Portfolio (Service Class 2)
       base contract with no optional riders                               22.79        70.23        120.30       257.89
       optional Benefit Protector                                          25.35        77.93        133.15       283.53
       optional Benefit Protector Plus                                     26.89        82.54        140.79       298.62
       optional EDB                                                        24.84        76.40        130.59       278.45
       optional GMIB and EDB                                               27.99        86.09        147.15       313.77

FTVIPT Franklin Income Securities Fund - Class 2
       base contract with no optional riders                               20.33        62.80        107.84       232.66
       optional Benefit Protector                                          22.89        70.54        120.82       258.92
       optional Benefit Protector Plus                                     24.43        75.17        128.54       274.37
       optional EDB                                                        22.38        69.00        118.23       253.72
       optional GMIB and EDB                                               25.53        78.71        134.88       289.44

--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 15

You would pay the following expenses on a $1,000 investment if you selected a SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE and assuming a 5% annual return and ... (continued)

                                                                                     A TOTAL WITHDRAWAL AT THE
                                                                                      END OF EACH TIME PERIOD
                                                                          1 YEAR      3 YEARS      5 YEARS     10 YEARS
FTVIPT Franklin Real Estate Fund - Class 2
       base contract with no optional riders                             $101.35      $135.90      $163.05      $243.25
       optional Benefit Protector                                         103.91       143.63       175.97       269.25
       optional Benefit Protector Plus                                    105.45       148.24       183.66       284.55
       optional EDB                                                       103.40       142.09       173.40       264.10
       optional GMIB and EDB                                              106.55       151.79       190.01       299.65

FTVIPT Franklin Small Cap Fund - Class 2
       base contract with no optional riders                              103.09       141.16       171.85       261.00
       optional Benefit Protector                                         105.66       148.86       184.68       286.57
       optional Benefit Protector Plus                                    107.19       153.45       192.31       301.61
       optional EDB                                                       105.14       147.32       182.12       281.50
       optional GMIB and EDB                                              108.29       157.01       198.68       316.77

FTVIPT Mutual Shares Securities Fund - Class 2
       base contract with no optional riders                              103.40       142.09       173.40       264.10
       optional Benefit Protector                                         105.96       149.78       186.21       289.59
       optional Benefit Protector Plus                                    107.50       154.37       193.83       304.59
       optional EDB                                                       105.45       148.24       183.66       284.55
       optional GMIB and EDB                                              108.60       157.93       200.20       319.76

Goldman Sachs VIT CORE-SM- U.S. Equity Fund
       base contract with no optional riders                              101.86       137.45       165.64       248.50
       optional Benefit Protector                                         104.43       145.17       178.54       274.37
       optional Benefit Protector Plus                                    105.96       149.78       186.21       289.59
       optional EDB                                                       103.91       143.63       175.97       269.25
       optional GMIB and EDB                                              107.06       153.33       192.56       304.72

Goldman Sachs VIT Global Income Fund
       base contract with no optional riders                              104.43       145.17       178.54       274.37
       optional Benefit Protector                                         106.99       152.84       191.30       299.62
       optional Benefit Protector Plus                                    108.53       157.43       198.89       314.46
       optional EDB                                                       106.48       151.31       188.76       294.62
       optional GMIB and EDB                                              109.63       160.98       205.26       329.67

Goldman Sachs VIT Internet Tollkeeper Fund-SM-
       base contract with no optional riders                              105.45       148.24       183.66       284.55
       optional Benefit Protector                                         108.01       155.90       196.36       309.54
       optional Benefit Protector Plus                                    109.55       160.48       203.92       324.24
       optional EDB                                                       107.50       154.37       193.83       304.59
       optional GMIB and EDB                                              110.65       164.04       210.31       339.48

Goldman Sachs VIT Mid Cap Value Fund
       base contract with no optional riders                              103.40       142.09       173.40       264.10
       optional Benefit Protector                                         105.96       149.78       186.21       289.59
       optional Benefit Protector Plus                                    107.50       154.37       193.83       304.59
       optional EDB                                                       105.45       148.24       183.66       284.55
       optional GMIB and EDB                                              108.60       157.93       200.20       319.76

                                                                             NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                                            PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                                          1 YEAR      3 YEARS      5 YEARS      10 YEARS
FTVIPT Franklin Real Estate Fund - Class 2
       base contract with no optional riders                              $21.35       $65.90       $113.05      $243.25
       optional Benefit Protector                                          23.91        73.63        125.97       269.25
       optional Benefit Protector Plus                                     25.45        78.24        133.66       284.55
       optional EDB                                                        23.40        72.09        123.40       264.10
       optional GMIB and EDB                                               26.55        81.79        140.01       299.65

FTVIPT Franklin Small Cap Fund - Class 2
       base contract with no optional riders                               23.09        71.16        121.85       261.00
       optional Benefit Protector                                          25.66        78.86        134.68       286.57
       optional Benefit Protector Plus                                     27.19        83.45        142.31       301.61
       optional EDB                                                        25.14        77.32        132.12       281.50
       optional GMIB and EDB                                               28.29        87.01        148.68       316.77

FTVIPT Mutual Shares Securities Fund - Class 2
       base contract with no optional riders                               23.40        72.09        123.40       264.10
       optional Benefit Protector                                          25.96        79.78        136.21       289.59
       optional Benefit Protector Plus                                     27.50        84.37        143.83       304.59
       optional EDB                                                        25.45        78.24        133.66       284.55
       optional GMIB and EDB                                               28.60        87.93        150.20       319.76

Goldman Sachs VIT CORE-SM- U.S. Equity Fund
       base contract with no optional riders                               21.86        67.45        115.64       248.50
       optional Benefit Protector                                          24.43        75.17        128.54       274.37
       optional Benefit Protector Plus                                     25.96        79.78        136.21       289.59
       optional EDB                                                        23.91        73.63        125.97       269.25
       optional GMIB and EDB                                               27.06        83.33        142.56       304.72

Goldman Sachs VIT Global Income Fund
       base contract with no optional riders                               24.43        75.17        128.54       274.37
       optional Benefit Protector                                          26.99        82.84        141.30       299.62
       optional Benefit Protector Plus                                     28.53        87.43        148.89       314.46
       optional EDB                                                        26.48        81.31        138.76       294.62
       optional GMIB and EDB                                               29.63        90.98        155.26       329.67

Goldman Sachs VIT Internet Tollkeeper Fund-SM-
       base contract with no optional riders                               25.45        78.24        133.66       284.55
       optional Benefit Protector                                          28.01        85.90        146.36       309.54
       optional Benefit Protector Plus                                     29.55        90.48        153.92       324.24
       optional EDB                                                        27.50        84.37        143.83       304.59
       optional GMIB and EDB                                               30.65        94.04        160.31       339.48

Goldman Sachs VIT Mid Cap Value Fund
       base contract with no optional riders                               23.40        72.09        123.40       264.10
       optional Benefit Protector                                          25.96        79.78        136.21       289.59
       optional Benefit Protector Plus                                     27.50        84.37        143.83       304.59
       optional EDB                                                        25.45        78.24        133.66       284.55
       optional GMIB and EDB                                               28.60        87.93        150.20       319.76

--------------------------------------------------------------------------------
16 WELLS FARGO ADVANTAGE VARIABLE ANNUITY

You would pay the following expenses on a $1,000 investment if you selected a SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE and assuming a 5% annual return and ... (continued)

                                                                                     A TOTAL WITHDRAWAL AT THE
                                                                                      END OF EACH TIME PERIOD
                                                                          1 YEAR      3 YEARS      5 YEARS     10 YEARS
MFS-Registered Trademark- Investors Trust Series - Initial Class
(previously MFS-Registered Trademark- Growth with Income Series)
       base contract with no optional riders                             $101.56      $136.52      $164.09      $245.35
       optional Benefit Protector                                         104.12       144.24       177.00       271.30
       optional Benefit Protector Plus                                    105.66       148.86       184.68       286.57
       optional EDB                                                       103.61       142.70       174.43       266.16
       optional GMIB and EDB                                              106.76       152.40       191.03       301.68

MFS-Registered Trademark- Utilities Series - Initial Class
       base contract with no optional riders                              101.97       137.76       166.16       249.54
       optional Benefit Protector                                         104.53       145.47       179.05       275.39
       optional Benefit Protector Plus                                    106.07       150.08       186.72       290.60
       optional EDB                                                       104.02       143.94       176.48       270.28
       optional GMIB and EDB                                              107.17       153.63       193.07       305.73

Putnam VT International Growth Fund - Class IB Shares
       base contract with no optional riders                              104.84       146.40       180.59       278.45
       optional Benefit Protector                                         107.40       154.07       193.33       303.60
       optional Benefit Protector Plus                                    108.94       158.65       200.90       318.38
       optional EDB                                                       106.89       152.54       190.79       298.62
       optional GMIB and EDB                                              110.04       162.21       207.28       333.60

Putnam VT Vista Fund - Class IB Shares
       base contract with no optional riders                              102.07       138.07       166.68       250.59
       optional Benefit Protector                                         104.63       145.78       179.56       276.42
       optional Benefit Protector Plus                                    106.17       150.39       187.23       291.61
       optional EDB                                                       104.12       144.24       177.00       271.30
       optional GMIB and EDB                                              107.27       153.94       193.58       306.74

Wells Fargo VT Asset Allocation Fund
       base contract with no optional riders                              102.89       140.54       170.82       258.92
       optional Benefit Protector                                         105.45       148.24       183.66       284.55
       optional Benefit Protector Plus                                    106.99       152.84       191.30       299.62
       optional EDB                                                       104.94       146.71       181.10       279.47
       optional GMIB and EDB                                              108.09       156.39       197.66       314.77

Wells Fargo VT Corporate Bond Fund
       base contract with no optional riders                              101.86       137.45       165.64       248.50
       optional Benefit Protector                                         104.43       145.17       178.54       274.37
       optional Benefit Protector Plus                                    105.96       149.78       186.21       289.59
       optional EDB                                                       103.91       143.63       175.97       269.25
       optional GMIB and EDB                                              107.06       153.33       192.56       304.72

Wells Fargo VT Equity Income Fund
       base contract with no optional riders                              102.89       140.54       170.82       258.92
       optional Benefit Protector                                         105.45       148.24       183.66       284.55
       optional Benefit Protector Plus                                    106.99       152.84       191.30       299.62
       optional EDB                                                       104.94       146.71       181.10       279.47
       optional GMIB and EDB                                              108.09       156.39       197.66       314.77

                                                                             NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                                            PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                                          1 YEAR      3 YEARS      5 YEARS      10 YEARS
MFS-Registered Trademark- Investors Trust Series - Initial Class
(previously MFS-Registered Trademark- Growth with Income Series)
       base contract with no optional riders                              $21.56       $66.52       $114.09      $245.35
       optional Benefit Protector                                          24.12        74.24        127.00       271.30
       optional Benefit Protector Plus                                     25.66        78.86        134.68       286.57
       optional EDB                                                        23.61        72.70        124.43       266.16
       optional GMIB and EDB                                               26.76        82.40        141.03       301.68

MFS-Registered Trademark- Utilities Series - Initial Class
       base contract with no optional riders                               21.97        67.76        116.16       249.54
       optional Benefit Protector                                          24.53        75.47        129.05       275.39
       optional Benefit Protector Plus                                     26.07        80.08        136.72       290.60
       optional EDB                                                        24.02        73.94        126.48       270.28
       optional GMIB and EDB                                               27.17        83.63        143.07       305.73

Putnam VT International Growth Fund - Class IB Shares
       base contract with no optional riders                               24.84        76.40        130.59       278.45
       optional Benefit Protector                                          27.40        84.07        143.33       303.60
       optional Benefit Protector Plus                                     28.94        88.65        150.90       318.38
       optional EDB                                                        26.89        82.54        140.79       298.62
       optional GMIB and EDB                                               30.04        92.21        157.28       333.60

Putnam VT Vista Fund - Class IB Shares
       base contract with no optional riders                               22.07        68.07        116.68       250.59
       optional Benefit Protector                                          24.63        75.78        129.56       276.42
       optional Benefit Protector Plus                                     26.17        80.39        137.23       291.61
       optional EDB                                                        24.12        74.24        127.00       271.30
       optional GMIB and EDB                                               27.27        83.94        143.58       306.74

Wells Fargo VT Asset Allocation Fund
       base contract with no optional riders                               22.89        70.54        120.82       258.92
       optional Benefit Protector                                          25.45        78.24        133.66       284.55
       optional Benefit Protector Plus                                     26.99        82.84        141.30       299.62
       optional EDB                                                        24.94        76.71        131.10       279.47
       optional GMIB and EDB                                               28.09        86.39        147.66       314.77

Wells Fargo VT Corporate Bond Fund
       base contract with no optional riders                               21.86        67.45        115.64       248.50
       optional Benefit Protector                                          24.43        75.17        128.54       274.37
       optional Benefit Protector Plus                                     25.96        79.78        136.21       289.59
       optional EDB                                                        23.91        73.63        125.97       269.25
       optional GMIB and EDB                                               27.06        83.33        142.56       304.72

Wells Fargo VT Equity Income Fund
       base contract with no optional riders                               22.89        70.54        120.82       258.92
       optional Benefit Protector                                          25.45        78.24        133.66       284.55
       optional Benefit Protector Plus                                     26.99        82.84        141.30       299.62
       optional EDB                                                        24.94        76.71        131.10       279.47
       optional GMIB and EDB                                               28.09        86.39        147.66       314.77

--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 17

You would pay the following expenses on a $1,000 investment if you selected a SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE and assuming a 5% annual return and ... (continued)

                                                                                     A TOTAL WITHDRAWAL AT THE
                                                                                      END OF EACH TIME PERIOD
                                                                          1 YEAR      3 YEARS      5 YEARS     10 YEARS
Wells Fargo VT Equity Value Fund
       base contract with no optional riders                             $102.89      $140.54      $170.82      $258.92
       optional Benefit Protector                                         105.45       148.24       183.66       284.55
       optional Benefit Protector Plus                                    106.99       152.84       191.30       299.62
       optional EDB                                                       104.94       146.71       181.10       279.47
       optional GMIB and EDB                                              108.09       156.39       197.66       314.77

Wells Fargo VT Growth Fund
       base contract with no optional riders                              102.89       140.54       170.82       258.92
       optional Benefit Protector                                         105.45       148.24       183.66       284.55
       optional Benefit Protector Plus                                    106.99       152.84       191.30       299.62
       optional EDB                                                       104.94       146.71       181.10       279.47
       optional GMIB and EDB                                              108.09       156.39       197.66       314.77

Wells Fargo VT International Equity Fund
       base contract with no optional riders                              102.89       140.54       170.82       258.92
       optional Benefit Protector                                         105.45       148.24       183.66       284.55
       optional Benefit Protector Plus                                    106.99       152.84       191.30       299.62
       optional EDB                                                       104.94       146.71       181.10       279.47
       optional GMIB and EDB                                              108.09       156.39       197.66       314.77

Wells Fargo VT Large Company Growth Fund
       base contract with no optional riders                              102.89       140.54       170.82       258.92
       optional Benefit Protector                                         105.45       148.24       183.66       284.55
       optional Benefit Protector Plus                                    106.99       152.84       191.30       299.62
       optional EDB                                                       104.94       146.71       181.10       279.47
       optional GMIB and EDB                                              108.09       156.39       197.66       314.77

Wells Fargo VT Money Market Fund
       base contract with no optional riders                              101.35       135.90       163.05       243.25
       optional Benefit Protector                                         103.91       143.63       175.97       269.25
       optional Benefit Protector Plus                                    105.45       148.24       183.66       284.55
       optional EDB                                                       103.40       142.09       173.40       264.10
       optional GMIB and EDB                                              106.55       151.79       190.01       299.65

Wells Fargo VT Small Cap Growth Fund
       base contract with no optional riders                              104.94       146.71       181.10       279.47
       optional Benefit Protector                                         107.50       154.37       193.83       304.59
       optional Benefit Protector Plus                                    109.04       158.95       201.41       319.36
       optional EDB                                                       106.99       152.84       191.30       299.62
       optional GMIB and EDB                                              110.14       162.51       207.79       334.59

                                                                             NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                                            PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                                          1 YEAR      3 YEARS      5 YEARS      10 YEARS
Wells Fargo VT Equity Value Fund
       base contract with no optional riders                              $22.89       $70.54       $120.82      $258.92
       optional Benefit Protector                                          25.45        78.24        133.66       284.55
       optional Benefit Protector Plus                                     26.99        82.84        141.30       299.62
       optional EDB                                                        24.94        76.71        131.10       279.47
       optional GMIB and EDB                                               28.09        86.39        147.66       314.77

Wells Fargo VT Growth Fund
       base contract with no optional riders                               22.89        70.54        120.82       258.92
       optional Benefit Protector                                          25.45        78.24        133.66       284.55
       optional Benefit Protector Plus                                     26.99        82.84        141.30       299.62
       optional EDB                                                        24.94        76.71        131.10       279.47
       optional GMIB and EDB                                               28.09        86.39        147.66       314.77

Wells Fargo VT International Equity Fund
       base contract with no optional riders                               22.89        70.54        120.82       258.92
       optional Benefit Protector                                          25.45        78.24        133.66       284.55
       optional Benefit Protector Plus                                     26.99        82.84        141.30       299.62
       optional EDB                                                        24.94        76.71        131.10       279.47
       optional GMIB and EDB                                               28.09        86.39        147.66       314.77

Wells Fargo VT Large Company Growth Fund
       base contract with no optional riders                               22.89        70.54        120.82       258.92
       optional Benefit Protector                                          25.45        78.24        133.66       284.55
       optional Benefit Protector Plus                                     26.99        82.84        141.30       299.62
       optional EDB                                                        24.94        76.71        131.10       279.47
       optional GMIB and EDB                                               28.09        86.39        147.66       314.77

Wells Fargo VT Money Market Fund
       base contract with no optional riders                               21.35        65.90        113.05       243.25
       optional Benefit Protector                                          23.91        73.63        125.97       269.25
       optional Benefit Protector Plus                                     25.45        78.24        133.66       284.55
       optional EDB                                                        23.40        72.09        123.40       264.10
       optional GMIB and EDB                                               26.55        81.79        140.01       299.65

Wells Fargo VT Small Cap Growth Fund
       base contract with no optional riders                               24.94        76.71        131.10       279.47
       optional Benefit Protector                                          27.50        84.37        143.83       304.59
       optional Benefit Protector Plus                                     29.04        88.95        151.41       319.36
       optional EDB                                                        26.99        82.84        141.30       299.62
       optional GMIB and EDB                                               30.14        92.51        157.79       334.59

* In these examples, the $30 contract administrative charge is approximated as a 0.033% charge based on our estimated average contract size. Premium taxes imposed by some state and local governments are not reflected in these tables. We entered into certain arrangements under which we are compensated by the funds' advisors and/or distributors for the administrative services we provide to the funds. These examples assume that applicable fund fee waivers and/or expense reimbursements will continue for the periods shown.

** Contracts issued through AEFA are only available with a seven-year withdrawal charge schedule.

YOU SHOULD NOT CONSIDER THESE EXAMPLES AS REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.


--------------------------------------------------------------------------------
18 WELLS FARGO ADVANTAGE VARIABLE ANNUITY

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)

The following tables give per-unit information about the financial history of the subaccounts representing the highest (1.65%) and lowest (1.20%) total annual variable account expense combinations. The SAI contains tables that give per-unit information about the financial history of each subaccount. We have not provided this information for some subaccounts because they are new and do not have any history. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of this prospectus.

YEAR ENDED DEC. 31,                                                               2000     1999     1998    1997     1996     1995
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WBCA2(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $0.91       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            130       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.65%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WBCA7(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $0.92       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            364       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.20%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WCAR2(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $0.83       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             13       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.65%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WCAR7(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $0.83       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             66       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.20%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WDEI2(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $1.08       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)              3       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.65%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WDEI7(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $1.08       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             98       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.20%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEXI2(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $0.88       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             62       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.65%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEXI7(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $0.90       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            175       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.20%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WFDI2(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $1.05       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            331       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.65%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 19

YEAR ENDED DEC. 31,                                                               2000     1999     1998    1997     1996     1995
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WFDI7(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $1.07       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            125       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.20%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT  WNDM2(1) (INVESTING IN SHARES OF AXP-Registered Trademark-
VARIABLE PORTFOLIO - NEW DIMENSIONS FUND-REGISTERED TRADEMARK-)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $0.86       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            483       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.65%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT  WNDM7(1) (INVESTING IN SHARES OF AXP-Registered Trademark-
VARIABLE PORTFOLIO - NEW DIMENSIONS FUND-REGISTERED TRADEMARK-)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $0.86       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)          1,038       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.20%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT  WSCA2(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $0.90       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             39       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.65%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT  WSCA7(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $0.90       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)              9       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.20%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WCAP2(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $0.75       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            149       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.65%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WCAP7(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $0.75       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)          1,707       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.20%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WVAL2(1) (INVESTING IN SHARES OF AIM V.I. VALUE FUND)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $0.81       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)          1,483       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.65%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WVAL7(1) (INVESTING IN SHARES OF AIM V.I. VALUE FUND)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $0.81       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)          5,982       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.20%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSRG2(1) (INVESTING IN SHARES OF THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARE CLASS)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $0.90       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             71       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.65%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSRG7(1) (INVESTING IN SHARES OF THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARE CLASS)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $0.90       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            834       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.20%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
20 WELLS FARGO ADVANTAGE VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                               2000     1999     1998    1997     1996     1995
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WISE2(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $0.99       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            177       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.65%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WISE7(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $1.16       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            102       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.20%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WRES2(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $1.18       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)              2       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.65%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WRES7(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $1.34       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             24       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.20%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSMC2(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $0.60       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            258       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.65%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSMC7(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $0.66       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)          1,378       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.20%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMSS2(1) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $1.11       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)              3       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.65%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMSS7(1) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $1.18       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            245       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.20%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WUSE2(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE-SM- U.S. EQUITY FUND)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $0.91       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            144       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.65%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WUSE7(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE-SM- U.S. EQUITY FUND)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $0.92       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            730       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.20%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WGLI2(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT GLOBAL INCOME FUND)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $1.06       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            184       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.65%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 21

YEAR ENDED DEC. 31,                                                               2000     1999     1998    1997     1996     1995
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WGLI7(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT GLOBAL INCOME FUND)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $1.07       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             93       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.20%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WITO2(2) (INVESTING IN SHARES OF GOLDMAN SACHS VIT INTERNET TOLLKEEPER FUND-SM-)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $0.67       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             45       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.65%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WITO7(2) (INVESTING IN SHARES OF GOLDMAN SACHS VIT INTERNET TOLLKEEPER FUND-SM-)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $0.67       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            310       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.20%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMCV2(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $1.41       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             37       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.65%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMCV7(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $1.42       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            593       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.20%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WGIS2(1) (INVESTING IN SHARES OF MFS-Registered Trademark- INVESTORS TRUST SERIES - INITIAL CLASS(3))
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $1.02       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             57       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.65%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WGIS7(1) (INVESTING IN SHARES OF MFS-Registered Trademark- INVESTORS TRUST SERIES - INITIAL CLASS(3))
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $1.03       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            488       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.20%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WUTS2(1) (INVESTING IN SHARES OF MFS-Registered Trademark- UTILITIES SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $0.85       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            366       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.65%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WUTS7(1) (INVESTING IN SHARES OF MFS-Registered Trademark- UTILITIES SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $0.93       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)          1,220       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.20%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WIGR2(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $0.75       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            499       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.65%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WIGR7(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $0.83       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)          2,927       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.20%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
22 WELLS FARGO ADVANTAGE VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                               2000     1999     1998    1997     1996     1995
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WVIS2(1) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $0.73       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            384       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.65%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WVIS7(1) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $0.75       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)          3,180       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.20%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WAAL2(1) (INVESTING IN SHARES OF WELLS FARGO VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $0.98       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)          1,029       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.65%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WAAL7(1) (INVESTING IN SHARES OF WELLS FARGO VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $0.99       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)          2,012       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.20%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WCBD2(1) (INVESTING IN SHARES OF WELLS FARGO VT CORPORATE BOND FUND)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $1.06       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            793       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.65%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WCBD7(1) (INVESTING IN SHARES OF WELLS FARGO VT CORPORATE BOND FUND)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $1.08       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            408       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.20%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEQI2(1) (INVESTING IN SHARES OF WELLS FARGO VT EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $1.12       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            123       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.65%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEQI7(1) (INVESTING IN SHARES OF WELLS FARGO VT EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $1.13       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)          1,204       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.20%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEQV2(1) (INVESTING IN SHARES OF WELLS FARGO VT EQUITY VALUE FUND)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $1.09       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            302       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.65%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEQV7(1) (INVESTING IN SHARES OF WELLS FARGO VT EQUITY VALUE FUND)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $1.09       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            213       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.20%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WGRO2(1) (INVESTING IN SHARES OF WELLS FARGO VT GROWTH FUND)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $0.87       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            117       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.65%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 23

YEAR ENDED DEC. 31,                                                               2000     1999     1998    1997     1996     1995
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WGRO7(1) (INVESTING IN SHARES OF WELLS FARGO VT GROWTH FUND)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $0.87       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            266       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.20%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WIEQ2(4) (INVESTING IN SHARES OF WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $0.89       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             --       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.65%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WIEQ7(4) (INVESTING IN SHARES OF WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $0.89       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            111       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.20%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WLCG2(1) (INVESTING IN SHARES OF WELLS FARGO VT LARGE COMPANY GROWTH FUND)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $0.95       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)          1,454       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.65%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WLCG7(1) (INVESTING IN SHARES OF WELLS FARGO VT LARGE COMPANY GROWTH FUND)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $0.95       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)          7,702       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.20%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMMK2(1) (INVESTING IN SHARES OF WELLS FARGO VT MONEY MARKET FUND)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $1.02       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            668       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.65%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMMK7(1) (INVESTING IN SHARES OF WELLS FARGO VT MONEY MARKET FUND)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $1.04       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            317       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.20%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSCG2(1) (INVESTING IN SHARES OF WELLS FARGO VT SMALL CAP GROWTH FUND)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $0.56       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            393       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.65%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSCG7(1) (INVESTING IN SHARES OF WELLS FARGO VT SMALL CAP GROWTH FUND)
Accumulation unit value at beginning of period                                   $1.00       --       --      --       --       --
Accumulation unit value at end of period                                         $0.56       --       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)          2,319       --       --      --       --       --
Ratio of operating expense to average net assets                                 1.20%       --       --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------

(1) Operations commenced on March 3, 2000.
(2) Operations commenced on May 1, 2000.
(3) Previously named MFS-Registered Trademark- Growth with Income Series.
(4) Operations commenced on July 3, 2000.

FINANCIAL STATEMENTS

You can find the audited financial statements of the subaccounts with financial history in the SAI. The SAI does not include the audited financial statements for some of the subaccounts because they are new and have not had any activity to date. You can find our audited financial statements later in this prospectus.

--------------------------------------------------------------------------------
24 WELLS FARGO ADVANTAGE VARIABLE ANNUITY

PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. Currently we do not provide performance information for some of the subaccounts because they are new and have not had any activity to date. However, we show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures reflect deduction of all applicable charges, including:


-  contract administrative charge,
-  variable account administrative charge,
-  Benefit Protector-SM- Death Benefit Rider fee(1),
-  Benefit Protector-SM- Plus Death Benefit Rider fee(1),
-  Enhanced Death Benefit Rider(1) fee,
-  Guaranteed Minimum Income Benefit Rider(2) fee,
-  mortality and expense risk fee, and
- withdrawal charge (assuming a withdrawal at the end of the illustrated period).

(1) You may select one of the following: the EDB, the Benefit Protector or the Benefit Protector Plus. Riders may not be available in all states. The Benefit Protector and the Benefit Protector Plus are only available if you and the annuitant are 75 or younger at contract issue. The EDB is only available if both you and the annuitant are 79 or younger at contract issue.

(2) The GMIB is only available at the time you purchase your contract if the annuitant is 75 or younger at contract issue and you also select the EDB. Riders may not be available in all states.


We also show optional total return quotations that do not reflect deduction of the withdrawal charge (assuming no withdrawal), the Benefit Protector Death Benefit Rider fee, the Benefit Protector Plus Death Benefit Rider fee, the Enhanced Death Benefit Rider fee and the Guaranteed Minimum Income Benefit Rider fee. We may show total return quotations by means of schedules, charts or graphs.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 25

THE VARIABLE ACCOUNT AND THE FUNDS

You may allocate payments to any or all of the subaccounts of the variable account that invest in shares of the following funds:

---------- ---------------------------------- ------------------------------------------------- ------------------------------------
SUBACCOUNT INVESTING IN                       INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISOR OR MANAGER
---------- ---------------------------------- ------------------------------------------------- ------------------------------------
WBCA2      AXP-Registered Trademark-          Objective: long-term total return exceeding       IDS Life Insurance Company (IDS
WBCA4      Variable Portfolio - Blue Chip     that of the U.S. stock market. Invests            Life), investment manager; American
WBCA5      Advantage Fund                     primarily in common stocks of companies           Express Financial Corporation
WBCA7                                         included in the unmanaged S&P 500 Index.          (AEFC), investment advisor.
---------- ---------------------------------- ------------------------------------------------- ------------------------------------
ECR        AXP-Registered Trademark-          Objective: capital appreciation. Invests          IDS Life, investment manager; AEFC,
WCAR2      Variable Portfolio - Capital       primarily in U.S. common stocks and other         investment advisor.
WCAR4      Resource Fund                      securities convertible into common stocks.
WCAR7
---------- ---------------------------------- ------------------------------------------------- ------------------------------------
WDEI2      AXP-Registered Trademark-          Objective: a high level of current income and,    IDS Life, investment manager; AEFC,
WDEI4      Variable Portfolio - Diversified   as a secondary goal, steady growth of capital.    investment advisor.
WDEI5      Equity Income Fund                 Invests primarily in dividend-paying common and
WDEI7                                         preferred stocks.
---------- ---------------------------------- ------------------------------------------------- ------------------------------------
EIA        AXP-Registered Trademark-          Objective: high current income, with capital      IDS Life, investment manager; AEFC,
WEXI2      Variable Portfolio - Extra         growth as a secondary objective. Invests          investment advisor.
WEXI4      Income Fund                        primarily in high-yielding, high-risk corporate
WEXI7                                         bonds issued by U.S. and foreign companies and
                                              governments.
---------- ---------------------------------- ------------------------------------------------- ------------------------------------
WFDI2      AXP-Registered Trademark-          Objective: a high level of current income and     IDS Life, investment manager; AEFC,
WFDI4      Variable Portfolio - Federal       safety of principal consistent with an            investment advisor.
WFDI5      Income Fund                        investment in U.S. government and government
WFDI7                                         agency securities. Invests primarily in debt
                                              obligations issued or guaranteed as to
                                              principal and interest by the U.S. government,
                                              its agencies or instrumentalities.
---------- ---------------------------------- ------------------------------------------------- ------------------------------------
EGD        AXP-Registered Trademark-          Objective: long-term growth of capital. Invests   IDS Life, investment manager; AEFC,
WNDM2      Variable Portfolio - New           primarily in common stocks of U.S. and foreign    investment advisor.
WNDM4      Dimensions Fund-Registered         companies showing potential for significant
WNDM7      Trademark-                         growth.
---------- ---------------------------------- ------------------------------------------------- ------------------------------------
WSCA2      AXP-Registered Trademark-          Objective: long-term capital growth. Invests      IDS Life, investment manager; AEFC,
WSCA4      Variable Portfolio - Small Cap     primarily in equity stocks of small companies     investment advisor; Kenwood Capital
WSCA5      Advantage Fund                     that are often included in the S&P SmallCap 600   Management LLC, sub-investment
WSCA7                                         Index or the Russell 2000 Index.                  advisor.
---------- ---------------------------------- ------------------------------------------------- ------------------------------------


ECA        AIM V.I. Capital Appreciation      Objective: growth of capital. Invests mainly in   A I M Advisors, Inc.
WCAP2      Fund                               common stocks of companies likely to benefit
WCAP4                                         from new or innovative products, services or
WCAP7                                         processes as well as those with above-average
                                              growth and excellent prospects for  future
                                              growth.
---------- ---------------------------------- ------------------------------------------------- ------------------------------------


--------------------------------------------------------------------------------
26 WELLS FARGO ADVANTAGE VARIABLE ANNUITY

---------- ---------------------------------- ------------------------------------------------- ------------------------------------
SUBACCOUNT INVESTING IN                       INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISOR OR MANAGER
---------- ---------------------------------- ------------------------------------------------- ------------------------------------
EVA        AIM V.I. Value Fund                Objective: long-term growth of capital with       A I M Advisors, Inc.
WVAL2                                         income as a secondary objective. Invests
WVAL4                                         primarily in equity securities judged to be
WVAL7                                         undervalued relative to the investment
                                              advisor's appraisal of the current or projected
                                              earnings of the companies issuing the
                                              securities, or relative to current market
                                              values of assets owned by the companies issuing
                                              the securities, or relative to the equity
                                              market generally.
---------- ---------------------------------- ------------------------------------------------- ------------------------------------

ESR        The Dreyfus Socially Responsible   Objective: capital growth, with current income    The Dreyfus Corporation, investment
WSRG2      Growth  Fund, Inc. - Initial       as a secondary objective. Invests primarily in    advisor; NCM Capital Management
WSRG4      Share Class                        the common stock of companies that, in the        Group, Inc., sub-investment advisor.
WSRG7                                         opinion of the fund's management, meet
                                              traditional investment standards and conduct
                                              their business in a manner that contributes to
                                              the enhancement of the quality of life in
                                              America.
---------- ---------------------------------- ------------------------------------------------- ------------------------------------
WDYC2      Fidelity VIP Dynamic Capital       Objective: capital appreciation. Invests          Fidelity Management & Research
WDYC4      Appreciation Portfolio (Service    primarily in growth or value common stocks of     Company (FMR), investment manager;
WDYC5      Class 2)                           domestic and foreign issuers.                     FMR U.K., FMR Far East, Fidelity
WDYC7                                                                                           Investments Japan Limited (FIJ) and
                                                                                                FMR Co. Inc. (FMRC), sub-investment
                                                                                                advisors
---------- ---------------------------------- ------------------------------------------------- ------------------------------------

WHIP2      Fidelity VIP High Income           Objective: high level of current income while     FMR, investment manager; FMR U.K.,
WHIP4      Portfolio (Service Class 2)        also considering growth of capital. Invests       FMR Far East, FIJ and FMRC,
WHIP5                                         primarily in foreign and domestic issued          sub-investment advisors.
WHIP7                                         income-producing debt securities, preferred
                                              stocks and convertible securities, with an
                                              emphasis on lower-quality debt securities.
                                              Invests in companies in troubled or uncertain
                                              financial condition.
---------- ---------------------------------- ------------------------------------------------- ------------------------------------


WMDC2      Fidelity VIP Mid Cap Portfolio     Objective: long-term growth of capital. Invests   FMR, investment manager; FMR U.K.,
WMDC4      (Service Class 2)                  primarily in medium market capitalization         FMR Far East, FIJ and FMRC,
WMDC5                                         common stocks.                                    sub-investment advisors.
WMDC7


---------- ---------------------------------- ------------------------------------------------- ------------------------------------
WISE2      FTVIPT Franklin Income             Objective: maximize income while maintaining      Franklin Advisers, Inc.
WISE4      Securities Fund - Class 2          prospects for capital appreciation. Invests
WISE5                                         primarily in a diversified portfolio of debt
WISE7                                         and equity securities, including high yield,
                                              lower-rated "junk bonds."
---------- ---------------------------------- ------------------------------------------------- ------------------------------------


ERE        FTVIPT Franklin Real Estate Fund   Objective: capital appreciation with a            Franklin Advisers, Inc.
WRES2      - Class 2                          secondary goal to earn current income. Invests
WRES4                                         primarily in equity securities of companies
WRES7                                         operating in the real estate industry,
                                              primarily equity real estate investment trusts
                                              (REITS).
---------- ---------------------------------- ------------------------------------------------- ------------------------------------


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 27

---------- ---------------------------------- ------------------------------------------------- ------------------------------------
SUBACCOUNT INVESTING IN                       INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISOR OR MANAGER
---------- ---------------------------------- ------------------------------------------------- ------------------------------------

WSMC2      FTVIPT Franklin Small Cap Fund -   Objective: long-term capital growth. Invests      Franklin Advisers, Inc.
WSMC4      Class 2                            primarily in equity securities of U.S. small
WSMC5                                         capitalization (small cap) companies with
WSMC7                                         market cap values not exceeding (i) $1.5
                                              billion, or (ii) the highest market cap value
                                              in the Russell 2000-Registered Trademark-
                                              Index, whichever is greater, at the time of
                                              purchase.
---------- ---------------------------------- ------------------------------------------------- ------------------------------------
EMU        FTVIPT Mutual Shares Securities    Objective: capital appreciation, with income as   Franklin Mutual Advisers, LLC
WMSS2      Fund - Class 2                     a secondary goal. Invests primarily in equity
WMSS4                                         securities of companies that the manager
WMSS7                                         believes are available at market prices less
                                              than their value based on certain recognized or
                                              objective criteria (intrinsic value).
---------- ---------------------------------- ------------------------------------------------- ------------------------------------
JUS        Goldman Sachs VIT CORE-SM- U.S.    Objective: seeks long-term growth of capital      Goldman Sachs Asset Management
WUSE2      Equity Fund                        and dividend income. Invests primarily in a
WUSE4                                         broadly diversified portfolio of large-cap and
WUSE7                                         blue chip equity securities representing all
                                              major sectors of the U.S. economy.
---------- ---------------------------------- ------------------------------------------------- ------------------------------------
JGL        Goldman Sachs VIT Global Income    Objective: seeks high total return, emphasizing   Goldman Sachs Asset Management
WGLI2      Fund                               current income, and, to a lesser extent,          International
WGLI4                                         providing opportunities for capital
WGLI7                                         appreciation. Invests primarily in a portfolio
                                              of high quality fixed-income securities of U.S.
                                              and foreign issuers and enters into
                                              transactions in foreign currencies.
---------- ---------------------------------- ------------------------------------------------- ------------------------------------
WITO2      Goldman Sachs VIT Internet         Objective: seeks long-term growth of capital.     Goldman Sachs Asset Management
WITO4      Tollkeeper Fund-SM-                Invests primarily in equity securities of
WITO5                                         companies the investment adviser believes will
WITO7                                         benefit from the growth of the Internet by
                                              providing access, infrastructure, content and
                                              services to Internet companies and customers.
---------- ---------------------------------- ------------------------------------------------- ------------------------------------
JMC        Goldman Sachs VIT Mid Cap Value    Objective: seeks long-term capital                Goldman Sachs Asset Management
WMCV2      Fund                               appreciation. Invests primarily in
WMCV4                                         mid-capitalization companies within the range
WMCV7                                         of the market capitalization of companies
                                              constituting the Russell Midcap Value index at
                                              the time of investment.
---------- ---------------------------------- ------------------------------------------------- ------------------------------------
WGIS2      MFS-Registered Trademark-          Objective: long-term growth of capital with a     MFS Investment Management-Registered
WGIS4      Investors Trust Series - Initial   secondary objective to seek reasonable current    Trademark-
WGIS5      Class (previously MFS-Registered   income. Invests primarily in common stocks and
WGIS7      Trademark- Growth with Income      related securities, such as preferred stocks,
           Series)                            convertible securities and depositary receipts
                                              for those securities.
---------- ---------------------------------- ------------------------------------------------- ------------------------------------

EUT        MFS-Registered Trademark-          Objective: capital growth and current income.     MFS Investment Management-Registered
WUTS2      Utilities Series -  Initial Class  Invests primarily in equity and debt securities   Trademark-
WUTS4                                         of domestic and foreign companies in the
WUTS7                                         utilities industry.
---------- ---------------------------------- ------------------------------------------------- ------------------------------------

--------------------------------------------------------------------------------
28 WELLS FARGO ADVANTAGE VARIABLE ANNUITY

---------- ---------------------------------- ------------------------------------------------- ------------------------------------
SUBACCOUNT INVESTING IN                       INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISOR OR MANAGER
---------- ---------------------------------- ------------------------------------------------- ------------------------------------

EPL        Putnam VT International Growth     Objective: capital appreciation. Invests         Putnam Investment Management, LLC
WIGR2      Fund - Class IB Shares             mainly in growth stocks outside the United
WIGR4                                         States that reflect a value lower than that
WIGR7                                         which Putnam Management places on the company
                                              or whose earnings we believe are likely to
                                              grow over time.
---------- ---------------------------------- ------------------------------------------------ -------------------------------------
EPT        Putnam VT Vista Fund - Class IB    Objective: capital appreciation. Invests         Putnam Investment Management, LLC
WVIS2      Shares                             mainly in common stocks of mid-sized U.S.
WVIS4                                         companies with a focus on growth stocks.
WVIS7

---------- ---------------------------------- ------------------------------------------------ -------------------------------------
WAAL2      Wells Fargo VT Asset Allocation    Objective: long-term total return, consistent    Wells Fargo Funds Management, LLC,
WAAL4      Fund                               with reasonable risk. Invests primarily in the   advisor; Barclays Global Fund
WAAL5                                         securities of various indexes to replicate the   Advisors, sub-advisor.
WAAL7                                         total return of the index. We use an asset
                                              allocation model to allocate and reallocate
                                              assets among common stocks (S&P 500 Index),
                                              U.S. Treasury bonds (Lehman Brothers 20+ Bond
                                              Index) and money market instruments, operating
                                              from a target allocation of 60% stocks and 40%
                                              bonds.
---------- ---------------------------------- ------------------------------------------------ -------------------------------------
WCBD2      Wells Fargo VT Corporate Bond      Objective: high level of current income          Wells Fargo Funds Management, LLC,
WCBD4      Fund                               consistent with reasonable risk. Invests         advisor; Wells Capital Management
WCBD5                                         primarily in corporate debt securities of any    Incorporated, sub-advisor.
WCBD7                                         maturity.
---------- ---------------------------------- ------------------------------------------------ -------------------------------------
WEQI2      Wells Fargo VT Equity  Income      Objective: long-term capital appreciation and    Wells Fargo Funds Management, LLC,
WEQI4      Fund                               above-average dividend income. Invests           advisor; Wells Capital Management
WEQI5                                         primarily in common stocks of large,             Incorporated, sub-advisor.
WEQI7                                         high-quality domestic companies with
                                              above-average return potential and
                                              above-average dividend income.
---------- ---------------------------------- ------------------------------------------------ -------------------------------------
WEQV2      Wells Fargo VT Equity  Value Fund  Objective: long-term capital appreciation.       Wells Fargo Funds Management, LLC,
WEQV4                                         Invests primarily in equity securities that we   advisor; Wells Capital Management
WEQV5                                         believe are undervalued in relation to the       Incorporated, sub-advisor.
WEQV7                                         overall stock markets.
---------- ---------------------------------- ------------------------------------------------ -------------------------------------
WGRO2      Wells Fargo VT Growth Fund         Objective: long-term capital appreciation.       Wells Fargo Funds Management, LLC,
WGRO4                                         Invests primarily in common stocks and other     advisor; Wells Capital Management
WGRO5                                         equity securities. We look for companies that    Incorporated, sub-advisor.
WGRO7                                         have a strong earnings growth trend that we
                                              believe have above-average prospects for
                                              future growth.
---------- ---------------------------------- ------------------------------------------------ -------------------------------------
WIEQ2      Wells Fargo VT International       Objective: total return with an emphasis on      Wells Fargo Funds Management, LLC,
WIEQ4      Equity Fund                        capital appreciation over the long-term.         advisor; Wells Capital Management
WIEQ5                                         Invests primarily in equity securities of        Incorporated, sub-advisor.
WIEQ7                                         non-U.S. companies.
---------- ---------------------------------- ------------------------------------------------ -------------------------------------
WLCG2      Wells Fargo VT Large Company       Objective: long-term capital appreciation.       Wells Fargo Funds Management, LLC,
WLCG4      Growth Fund                        Invests primarily in common stock of large,      advisor; Peregrine Capital
WLCG5                                         high-quality domestic companies that have        Management, Inc., sub-advisor.
WLCG7                                         superior growth potential.
---------- ---------------------------------- ------------------------------------------------ -------------------------------------

--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 29

---------- ---------------------------------- ------------------------------------------------- ------------------------------------
SUBACCOUNT INVESTING IN                       INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISOR OR MANAGER
---------- ---------------------------------- ------------------------------------------------- ------------------------------------
WMMK2      Wells Fargo VT Money Market Fund   Objective: current income, while preserving      Wells Fargo Funds Management, LLC,
WMMK4                                         capital and liquidity. Invests primarily in      advisor; Wells Capital Management
WMMK5                                         high-quality, U.S. dollar-denominated money      Incorporated, sub-advisor.
WMMK7                                         market instruments, including debt obligations.
---------- ---------------------------------- ------------------------------------------------ -------------------------------------
WSCG2      Wells Fargo VT Small Cap Growth    Objective: long-term capital appreciation.       Wells Fargo Funds Management, LLC,
WSCG4      Fund                               Invests primarily in common stocks issued by     advisor; Wells Capital Management
WSCG5                                         companies whose market capitalization falls      Incorporated, sub-advisor.
WSCG7                                         within the range of the Russell 2000 Index,
                                              which is considered a small capitalization
                                              index.
---------- ---------------------------------- ------------------------------------------------ -------------------------------------

A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

--------------------------------------------------------------------------------
30 WELLS FARGO ADVANTAGE VARIABLE ANNUITY

THE FIXED ACCOUNTS

GUARANTEE PERIOD ACCOUNTS (GPAS)

You may allocate purchase payments to one or more of the GPAs with Guarantee Periods ranging from two to ten years. These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you allocate money to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA.

The minimum guaranteed interest rate on the GPAs is 3%.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion. We will determine these rates based on various factors including, but not limited to, the interest rate environment, returns available on investments backing these annuities, product design, competition and American Enterprise Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE FUTURE GUARANTEED INTEREST RATES ABOVE THE 3% RATE.


You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below.) At that time you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period, we will automatically transfer the contract value into the one-year fixed account.


We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Duff and Phelp's -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

- Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 31

MARKET VALUE ADJUSTMENT (MVA)

We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA.

Before we look at the MVA formula, it may help to look in a general way at how comparing your GPA's guaranteed rate and the rate for a new GPA affects the MVA.

Relationship between your GPA's guaranteed rate and the new GPA for the same time as the Guarantee Period remaining on your GPA:

                 IF YOUR GPA RATE IS:                     THE MVA IS:
             Less than the new GPA rate + 0.10%            Negative
             Equal to the new GPA rate + 0.10%             Zero
             Greater than the new GPA rate + 0.10%         Positive

GENERAL EXAMPLES:

Assume:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.
- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.
- After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. We add 0.10% to the 5.0% rate to get 5.10%. Your GPA's 4.5% rate is less than the 5.10% rate and, as reflected in the table above, the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 4.5%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. We add 0.10% to the 4.0% rate to get 4.10%. In this example, since your GPA's 4.5% rate is greater than the 4.10% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS:

The precise MVA formula we apply is as follows:

                                                        to the power of n/12
   EARLY WITHDRAWAL AMOUNT X [((1 + I) / (1 + J + .001))              - 1] = MVA

   Where:  i = rate earned in the GPA from which amounts are being transferred or withdrawn.
           j = current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period.
           n = number of months remaining in the current Guarantee Period
               (rounded up).

EXAMPLES:

Using assumptions similar to those we used in the examples above:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.
- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.
- After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

--------------------------------------------------------------------------------
32 WELLS FARGO ADVANTAGE VARIABLE ANNUITY

EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. Using the formula above, we determine the MVA as follows:

                                       to the power of 84/12
   $1,000 x [(1.045 / (1 + .05 + .001))      - 1] = -$39.28

In this example, the MVA is a negative $39.28.

EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. Using the formula above, we determine the MVA as follows:

                                       to the power of 84/12
   $1,000 x [(1.045 / (1 + .04 + .001))      - 1] = $27.21

In this example, the MVA is a positive $27.21.


Please note that when you allocate your purchase payment to the ten-year GPA and you have begun your fourth contract year at the beginning of the Guarantee Period, your withdrawal charge percentage is 4% if you chose the five-year schedule and 6% if you chose the seven-year schedule. (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.


The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.


We will not apply MVAs to amounts withdrawn for the annual contract administrative charge, to amounts we pay as death claims or to automatic transfers from the two-year Guarantee Period Account. In some states, the MVA is limited.


THE ONE-YEAR FIXED ACCOUNT


You may also allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.


Interest in the one-year fixed account is not required to be registered with the SEC. However, the Market Value Adjustment interests under the contracts are registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account (but the SEC does review the disclosures in this prospectus on the Market Value Adjustment interests). Disclosures regarding the one-year fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the one-year fixed account.)

--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 33

BUYING YOUR CONTRACT


Your sales representative will help you complete and submit an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You may buy a qualified annuity or a nonqualified annuity through your AEFA sales representative. You may be able to buy another contract with the same underlying funds. This contract has different mortality and expense risk fees and withdrawal charges and offers purchase payment credits. For information on this contract please call us at the telephone number listed on the first page of this prospectus or ask your sales representative.


You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 85 or younger. (The age limit may be younger for qualified annuities in some states.)

When you apply, you may select:


-  the length of the withdrawal charge period (five or seven years)(1);
-  the optional Benefit Protector-SM- Death Benefit Rider(2);
-  the optional Benefit Protector-SM- Plus Death Benefit Rider(2);
-  the optional Enhanced Death Benefit Rider(2);
-  the optional Guaranteed Minimum Income Benefit Rider(3);
- the one-year fixed account, Guarantee Period Accounts and/or subaccounts in which you want to invest(4);
-  how you want to make purchase payments; and
-  a beneficiary.

(l) Contract issued through AEFA are only available with a seven-year withdrawal charge schedule.
(2) You may select one of the following: the EDB, the Benefit Protector or the Benefit Protector Plus. Riders may not be available in all states. The Benefit Protector and the Benefit Protector Plus are only available if you and the annuitant are 75 or younger at contract issue. The EDB is only available if both you and the annuitant are 79 or younger at contract issue.
(3) The GMIB is only available at the time you purchase your contract if the annuitant is 75 or younger at contract issue and you also select the EDB. Riders may not be available in all states.
(4) Some states restrict the amount you can allocate to the fixed accounts.


The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed accounts in even 1% increments.

If your application is complete, we will process it and apply your purchase payment to the fixed accounts and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.


You may make monthly payments to your contract under a Systematic Investment Plan (SIP). To begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.


In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

THE RETIREMENT DATE

Annuity payouts are scheduled to begin on the retirement date. When we process your application, we will establish the retirement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAs, the retirement date must be:

-  no earlier than the 30th day after the contract's effective date; and
- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.

FOR QUALIFIED ANNUITIES (EXCEPT ROTH IRAs), to avoid IRS penalty taxes, the retirement date generally must be:

-  on or after the date the annuitant reaches age 59 1/2; and
- for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2.

If you take the minimum IRA distribution as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later.

--------------------------------------------------------------------------------
34 WELLS FARGO ADVANTAGE VARIABLE ANNUITY

BENEFICIARY

We will pay your named beneficiary the death benefit if it becomes payable before the retirement date while the contract is in force and before annuity payouts begin. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM PURCHASE PAYMENTS:

   If paying by SIP(1):                  $50 initial payment.
                                         $50 for additional payments.


   If paying by any other method:        $5,000 initial payment for contracts issued in South Carolina, Texas and Washington.
                                         $2,000 initial payment for contracts issued in all other states.
                                         $100 for additional payments.

(1) Payments made using SIP must total $2,000 before you can make partial withdrawals.

MAXIMUM TOTAL ALLOWABLE PURCHASE PAYMENTS(2)
   (WITHOUT PRIOR APPROVAL):             $99,999 for contracts issued through AEFA.
                                         $1,000,000 for all other contracts.

(2) This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER:

Send your check along with your name and contract number to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SIP:

Contact your sales representative to complete the necessary SIP paperwork.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed accounts in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct this charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE


We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. For contracts with a five-year withdrawal charge schedule, this fee totals 1.30% of their average daily net assets on an annual basis. For contracts with a seven-year withdrawal charge schedule, this fee totals 1.05% of their average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. If you choose the optional Enhanced Death Benefit Rider, we will charge an additional 0.20% of the average daily net assets on annual basis (see "Enhanced Death Benefit Rider fee" below). These fees do not apply to the fixed accounts. We cannot increase these fees.


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 35

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.

BENEFIT PROTECTOR-SM- DEATH BENEFIT RIDER FEE

We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.25% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 0.75%.

BENEFIT PROTECTOR-SM- PLUS DEATH BENEFIT RIDER FEE


We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 1.25%.


ENHANCED DEATH BENEFIT RIDER FEE


We charge a fee for this optional feature only if you select it(1). If selected, we apply this fee daily to the subaccounts as part of the mortality and expense risk fee. It is reflected in the unit values of the subaccounts and it totals 0.20% of their average daily net assets on an annual basis. We cannot increase this fee.

(1) You may select one of the following: the EDB, the Benefit Protector or the Benefit Protector Plus. Riders may not be available in all states. The Benefit Protector and the Benefit Protector Plus are only available if you and the annuitant are 75 or younger at contract issue. The EDB is only available if both you and the annuitant are 79 or younger at contract issue.


GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE

We charge a fee (currently 0.30%) based on the GMIB benefit base for this optional feature only if you select it(2). If selected, we deduct the fee from the contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

If the contract is terminated or if annuity payouts begin, we will deduct the fee at that time adjusted for the number of calendar days coverage was in place. We cannot increase the GMIB fee after the rider effective date and it does not apply after annuity payouts begin. We can increase the GMIB fee on new contracts up to a maximum of 0.75%. For details on how we calculate the fee, see "Optional Benefits -- Guaranteed Minimum Income Benefit Rider."


(2) The GMIB is only available at the time you purchase your contract if the annuitant is 75 or younger at contract issue and you also select the EDB. Riders may not be available in all states.


WITHDRAWAL CHARGE


If you withdraw all or part of your contract, you may be subject to a withdrawal charge. A withdrawal charge applies if all or part of the withdrawal amount is from purchase payments we received within five or seven years before withdrawal. You select the withdrawal charge period at the time of your application for the contract*. The withdrawal charge percentages that apply to you are shown in your contract. In addition, amounts withdrawn from a Guarantee Period Account more than 30 days before the end of the applicable Guarantee Period will be subject to a MVA. (See "The Fixed Accounts -- Market Value Adjustment (MVA).")


--------------------------------------------------------------------------------
36 WELLS FARGO ADVANTAGE VARIABLE ANNUITY

For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:


1. First, in each contract year, we withdraw amounts totaling up to 15% of your prior anniversary's contract value. (We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.) We do not assess a withdrawal charge on this amount.


2. Next, we withdraw contract earnings, if any, that are greater than the annual 15% free withdrawal amount described in number one above. Contract earnings equal contract value less purchase payments received and not previously withdrawn. We do not assess a withdrawal charge on contract earnings.

   NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed accounts.

3. Next we withdraw purchase payments received prior to the withdrawal charge period you selected and shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.

We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage, and then adding the total withdrawal charges.

The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn, depending on the schedule you selected*:

               FIVE-YEAR SCHEDULE                                                    SEVEN-YEAR SCHEDULE
YEARS FROM PURCHASE            WITHDRAWAL CHARGE                       YEARS FROM PURCHASE           WITHDRAWAL CHARGE
  PAYMENT RECEIPT                 PERCENTAGE                             PAYMENT RECEIPT                PERCENTAGE
         1                            8%                                       1                            8%
         2                            8                                        2                            8
         3                            6                                        3                            7
         4                            4                                        4                            6
         5                            2                                        5                            5
         Thereafter                   0                                        6                            4
                                                                               7                            2
                                                                               Thereafter                   0

* Contracts issued through AEFA are only available with a seven-year withdrawal charge schedule.

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE: Assume you requested a withdrawal of $1,000 and there is a withdrawal charge of 7%. The total amount we actually deduct from your contract is $1,075.26. We determine this amount as follows:

   AMOUNT REQUESTED / (1.00 - WITHDRAWAL CHARGE) OR $1,000 / .93 =  $1,075.26

By applying the 7% withdrawal charge to $1,075.26, the withdrawal charge is $75.26. We pay you the $1,000 you requested. If you make a full withdrawal of your contract, we also will deduct the applicable contract administrative charge.

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. If the original contract had a five-year withdrawal charge schedule, the discount rate we use in the calculation will be 5.27% if the assumed investment rate is 3.5% and 6.77% if the assumed investment rate is 5%. If the original contract had a seven-year withdrawal charge schedule, the discount rate we use in the calculation will be 5.02% if the assumed investment rate is 3.5% and 6.52% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your withdrawal charge exceed 9% of the amount available for payouts under the plan.

--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 37

WITHDRAWAL CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the withdrawal charge on a contract with a seven-year withdrawal charge schedule with this history:


- The contract date is Nov. 1, 2001 with a contract year of Nov. 1 through Oct. 30 and with an anniversary date of Nov. 1 each year; and
-  We received these payments
   -- $10,000 Nov. 1, 2001;
   -- $8,000 Dec. 31, 2007; and
   -- $6,000 Feb. 20, 2009; and
- You withdraw the contract for its total withdrawal value of $38,101 on Aug. 5, 2011 and made no other withdrawals during that contract year; and
-  The prior anniversary Nov. 1, 2010 contract value was $38,488.

WITHDRAWAL CHARGE      EXPLANATION
   $    0              $5,773.20 is 15% of the prior anniversary's contract value withdrawn without withdrawal charge; and
        0              $8,327.80 is contract earnings in excess of the 15% free withdrawal amount withdrawn without withdrawal charge; and
        0              $10,000 Nov. 1, 2001 payment was received eight or more years before withdrawal and is withdrawn without withdrawal charge; and
      480              $8,000 Dec. 31, 2007 payment is in its fourth year from receipt, withdrawn with a 6% withdrawal charge; and
      420              $6,000 Feb. 20, 2009 payment is in its third year from receipt
    -----              withdrawn with a 7% withdrawal charge.
     $900

WAIVER OF WITHDRAWAL CHARGES


We do not assess withdrawal charges for:


-  withdrawals of any contract earnings;
- withdrawals of amounts totaling up to 15% of your prior contract anniversary's contract value to the extent it exceeds contract earnings;
- required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);
-  contracts settled using an annuity payout plan;
- withdrawals made as a result of one of the "Contingent events" described below to the extent permitted by state law (see your contract for additional conditions and restrictions);
-  amounts we refund to you during the free look period; and
-  death benefits.


CONTINGENT EVENTS


- Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the withdrawal.
- To the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.
- Withdrawals you make if you or the annuitant become disabled within the meaning of the Code Section 72(m)(7) after contract issue. The disabled person must also be receiving Social Security disability or state long term disability benefits. The disabled person must be age 70 or younger at the time of withdrawal. You must provide us with a signed letter from the disabled person stating that he or she meets the above criteria, a legible photocopy of Social Security disability or state long term disability benefit payments and the application for such payments.
- Withdrawals you make once a year if you or the annuitant become unemployed at least one year after contract issue, up to the following amounts each year:

   (a) 25% of your prior anniversary's contract value (or $10,000 if greater) if the unemployment condition is met for at least 30 straight days; or
   (b) 50% of your prior anniversary's contract value (or $10,000 if greater) if the unemployment condition is met for at least 180 straight days.


--------------------------------------------------------------------------------
38 WELLS FARGO ADVANTAGE VARIABLE ANNUITY

The unemployment condition is met if the unemployed person is currently receiving unemployment compensation from a government unit of the United States, whether federal or state. You must provide us with a signed letter from the unemployed person stating that he or she meets the above criteria and a legible photocopy of the unemployment payment benefits meeting the above criteria with regard to dates.

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

PREMIUM TAXES


Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.


VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNTS

We value the amounts you allocated to the fixed accounts directly in dollars. The value of a fixed account equals:


- the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the Guarantee Period Accounts;
-  plus interest credited;
- minus the sum of amounts withdrawn after the MVA (including any applicable withdrawal charges) and amounts transferred out;
-  minus any prorated contract administrative charge;
- minus any prorated portion of the Benefit Protector-SM- Death Benefit Rider fee (if applicable);
- minus any prorated portion of the Benefit Protector-SM- Plus Death Benefit Rider fee (if applicable); and
- minus any prorated portion of the Guaranteed Minimum Income Benefit Rider fee (if applicable).


SUBACCOUNTS


We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial withdrawal, transfer amounts out of a subaccount, or we assess a contract administrative charge, the Benefit Protector fee, or the Benefit Protector Plus fee, or the Guaranteed Minimum Income Benefit Rider fee, we subtract a certain number of accumulation units from your contract.


The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
-  dividing that sum by the previous adjusted net asset value per share; and
- subtracting the percentage factor representing the mortality and expense risk fee, the variable account administrative charge and the Enhanced Death Benefit Rider fee (if selected) from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 39

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:


-  additional purchase payments you allocate to the subaccounts;
-  transfers into or out of the subaccounts;
-  partial withdrawals;
-  withdrawal charges;
-  prorated portions of the contract administrative charge;
-  prorated portions of the Benefit Protector-SM- Death Benefit Rider fee
   (if selected);
- prorated portions of the Benefit Protector-SM- Plus Death Benefit Rider fee (if selected); and/or
-  prorated portions of the Guaranteed Minimum Income Benefit Rider fee
   (if selected).


Accumulation unit values will fluctuate due to:

-  changes in funds' net asset value;
-  dividends distributed to the subaccounts;
-  capital gains or losses of funds;
-  fund operating expenses; and/or
- mortality and expense risk fee, the variable account administrative charge and the Enhanced Death Benefit Rider fee (if selected).

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year Guarantee Period Account to one or more subaccounts. The three to ten year Guarantee Period Accounts are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

By investing an equal number                                                                                     NUMBER
of dollars each month...                                          AMOUNT               ACCUMULATION             OF UNITS
                                           MONTH                 INVESTED               UNIT VALUE              PURCHASED
you automatically buy                       Jan                    $100                    $20                       5.00
more units when the                         Feb                     100                     18                       5.56
per unit market price is low...             Mar                     100                     17                       5.88
                                            Apr                     100                     15                       6.67
                                            May                     100                     16                       6.25
and fewer units                             Jun                     100                     18                       5.56
when the per unit                           Jul                     100                     17                       5.88
market price is high.                       Aug                     100                     19                       5.26
                                            Sept                    100                     21                       4.76
                                            Oct                     100                     20                       5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

--------------------------------------------------------------------------------
40 WELLS FARGO ADVANTAGE VARIABLE ANNUITY

TIERED DOLLAR-COST AVERAGING (TIERED DCA) PROGRAM


If your net contract value(1) is at least $10,000, you can choose to participate in the Tiered DCA program. There is no charge for the Tiered DCA program. Under the Tiered DCA program, you can allocate a new purchase payment to one of two special Tiered DCA accounts. We determine which Tiered DCA account you are eligible for as follows:

            IF YOUR NET CONTRACT VALUE(1) IS ...      WE ALLOCATE YOUR NEW PURCHASE PAYMENTS TO:
                      $10,000 - $49,999                          Tier 1 DCA account
                      $50,000 or more                            Tier 2 DCA account(2)

(1) "Net contract value" equals your current contract value plus any new purchase payment you make. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, withdrawal requests and exchange requests submitted with your application.
(2) You cannot allocate your new purchase payments to a Tier 1 DCA account if you are eligible to participate in a Tier 2 DCA account.


You may only allocate a new purchase payment of at least $1,000 to the Tiered DCA account for which you are eligible. You cannot transfer existing contract values into the Tiered DCA account. Each Tiered DCA account lasts for only six months from the time we receive your first purchase payment. We make monthly transfers of your total Tiered DCA account value into the other accounts you selected over the six-month period.


We credit interest to each Tiered DCA account at rates that generally are higher than those we credit to the one-year fixed account and the two-year Guarantee Period Account. We credit higher rates on the Tier 2 DCA account than on the Tier 1 DCA account. We will change the interest rate on each Tiered DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.

We credit each Tiered DCA account with current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six-month period on the balance remaining in your Tiered DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Tiered DCA account into the accounts you selected.

Once you establish a Tiered DCA account you cannot allocate additional purchase payments to it. However, you may establish another new Tiered DCA account and allocate new purchase payments to it when we change the interest rates we offer on these accounts. If you are funding a Tiered DCA account come from multiple sources, we apply each purchase payment to the account and credit interest on that purchase payment on the date we receive it. This means that all purchase payments may not be in the Tiered DCA account at the beginning of the six-month period. Therefore, you may receive less total interest than you would have if all your purchase payments were in the Tiered DCA account from the beginning. If we receive any of your multiple payments after the six-month period ends, you can either allocate those payments to a new Tiered DCA account (if available) or to any other accounts available under your contract.


You cannot participate in the Tiered DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Tiered DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Tiered DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Tiered DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Tiered DCA account balance. We will transfer the remaining balance from your Tiered DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Tiered DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.


We can modify the terms or discontinue the Tiered DCA program at any time. Any modifications will not affect any purchase payments that are already in a Tiered DCA account. For more information on the Tiered DCA program, contact your sales representative.


ASSET REBALANCING

You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed accounts. There is no charge for asset rebalancing. The contract value must be at least $2,000.


You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Tiered DCA program and you change your subaccount asset allocation for the asset-rebalancing program, we will change your subaccount asset allocation under the Tiered DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 41

TRANSFERRING BETWEEN ACCOUNTS


You may transfer contract value from any one subaccount, or the fixed accounts, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed accounts.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the Guarantee Period Accounts will be subject to a MVA if done more than 30 days before the end of the Guarantee Period.


We may suspend or modify transfer privileges at any time. Excessive trading activity can disrupt fund management strategy and increase expenses, which are borne by all contract owners who allocated purchase payments to the fund regardless of their transfer activity. We may apply modifications or restrictions in any reasonable manner to prevent transfers we believe will disadvantage other contract owners. These modifications could include, but not be limited to:

-  requiring a minimum time period between each transfer;
- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or
- limiting the dollar amount that a contract owner may transfer at any one time.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed accounts at any time. However, if you made a transfer from the one-year fixed account to the subaccounts, you may not make a transfer from any subaccount back to the one-year fixed account for six months following that transfer.


- You may transfer contract values from the one-year fixed account to the subaccounts or the Guarantee Period Accounts once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA.


- You may transfer contract values from a Guarantee Period Account any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA, which may result in a gain or loss of contract value.
- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the subaccounts or the Guarantee Period Accounts will be effective on the valuation date we receive it.
- We will not accept requests for transfers from the one-year fixed account at any other time.
- Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.
- Once annuity payouts begin, you may not make any transfers to the Guarantee Period Accounts.

--------------------------------------------------------------------------------
42 WELLS FARGO ADVANTAGE VARIABLE ANNUITY

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1 BY LETTER:

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or withdrawal to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers or withdrawals:  Contract value or entire account balance

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS:

Your sales representative can help you set up automated transfers or partial withdrawals among your subaccounts or fixed accounts.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months.
- Automated withdrawals may be restricted by applicable law under some contracts.
- You may not make additional purchase payments if automated partial withdrawals are in effect.
- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT
Transfers or withdrawals: $100 monthly; $250 quarterly, semiannually or annually

3 BY PHONE:


Call between 8 a.m. and 7 p.m. Central time:
(800) 333-3437


MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers:                 Contract value or entire account balance
Withdrawals:               $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.

--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 43

WITHDRAWALS


You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. For full withdrawals, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay charges (see "Charges -- Withdrawal Charge") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").


WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts and/or the fixed accounts in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise.

RECEIVING PAYMENT

By regular or express mail:

-  payable to owner;
-  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

  -- the withdrawal amount includes a purchase payment check that has not cleared;
  -- the NYSE is closed, except for normal holiday and weekend closings;
  -- trading on the NYSE is restricted, according to SEC rules;
  -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or -- the SEC permits us to delay payment for the protection of security holders.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you select when you purchase the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

STANDARD DEATH BENEFIT: If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

1. total purchase payments minus adjusted partial withdrawals;
2. contract value; or
3. the maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial withdrawals since that anniversary.

STANDARD DEATH BENEFIT ADJUSTED PARTIAL WITHDRAWALS = (PW X DB) / CV

   PW = the partial withdrawal including any applicable withdrawal charge or
        MVA.
   DB = the death benefit on the date of (but prior to) the partial withdrawal. CV = contract value on the date of (but prior to) the partial withdrawal.

--------------------------------------------------------------------------------
44 WELLS FARGO ADVANTAGE VARIABLE ANNUITY

MAXIMUM ANNIVERSARY VALUE (MAV): This is the greatest of your contract values on any contract anniversary plus subsequent purchase payments minus adjusted partial withdrawals. We calculate the MAV on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV to the current contract value and we reset the MAV if the current contract value is higher. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial withdrawals from the MAV.


EXAMPLE:

-  You purchase the contract with a payment of $20,000 on Jan. 1, 2001.
- On Jan. 1, 2002 (the first contract anniversary) the contract value grows to $24,000.
- On March 1, 2002 the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

We calculate the standard death benefit on March 1, 2002 as follows:

Purchase payments minus adjusted partial withdrawals:
       Total purchase payments:                                      $20,000.00
       minus the standard death benefit adjusted partial
         withdrawals, calculated as:
          ($1,500 x $20,000) / $22,000 =                              -1,363.64
                                                                     ----------
       for a death benefit of:                                       $18,636.36
                                                                     ==========
Contract value at death:                                             $20,500.00
                                                                     ==========
The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial withdrawals:

       Greatest of your contract anniversary contract values:        $24,000.00
       plus purchase payments made since that anniversary:                +0.00

       minus the standard death benefit adjusted partial
         withdrawals, calculated as:
                                                                     ----------
          ($1,500 x $24,000) / $22,000 =                              -1,636.36
                                                                     ----------
       for a death benefit of:                                       $22,363.64
                                                                     ==========
The standard death benefit, calculated as the greatest of
these three values is the MAV:                                       $22,363.64


IF YOU DIE BEFORE YOUR RETIREMENT DATE: When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after or death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES: If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The Guaranteed Minimum Income Benefit Rider (see "Optional Benefits"), if selected, will terminate.


If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:


- the beneficiary asks us in writing within 60 days after we receive proof of death; and
- payouts begin no later than one year after your death, or other date as permitted by the Code; and
- the payout period does not extend beyond the beneficiary's life or life expectancy.


QUALIFIED ANNUITIES: The IRS has issued proposed regulations which will affect distributions from your qualified annuity. These are proposed regulations that may take effect Jan. 1, 2002. The information below is an explanation based on existing law. Contract your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.

--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 45

If your spouse is the sole beneficiary, your spouse may keep the contract as owner until the date on which the annuitant would have reached age 70 1/2, or any other date permitted by the Code. The contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The Guaranteed Minimum Income Benefit Rider (see "Optional Benefits"), if selected, will terminate.


If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:


- the beneficiary asks us in writing within 60 days after we receive proof of death; and
-  payouts begin no later than one year following the year of your death; and
- the payout period does not extend beyond the beneficiary's life or life expectancy.


OPTIONAL BENEFITS

BENEFIT PROTECTOR-SM- DEATH BENEFIT RIDER (BENEFIT PROTECTOR)


The Benefit Protector is not available under contracts issued through AEFA. The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary. Be sure to discuss with your sales representative whether or not the Benefit Protector is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. Generally, you must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available under a nonqualified annuity contract. You may not select this rider if you select the Benefit Protector Plus or the Enhanced Death Benefit Riders. We reserve the right to discontinue offering the Benefit Protector for new contracts.


In some instances the rider effective date for the Benefit Protector may be after we issue the contract according to terms determined by us and at our sole discretion.

The Benefit Protector provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-  the standard death benefit (see "Benefits in Case of Death),

PLUS

- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or
- 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.


EARNINGS AT DEATH: for purposes of the Benefit Protector and Benefit Protector Plus riders, this is an amount equal to the standard death benefit minus purchase payments not previously withdrawn. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously withdrawn that are one or more years old.


TERMINATING THE BENEFIT PROTECTOR:

- You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.
- You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.
- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

IF YOUR SPOUSE IS SOLE BENEFICIARY and your spouse elects to continue the contract, we will substitute the new contract value on the date of death for "purchase payments not previously withdrawn" used in calculating earnings at death. Your spouse has the option of discontinuing the Benefit Protector within 30 days of the date of death.

For an example of how we calculate the death benefit under the Benefit Protector, please see the example in the Benefit Protector-SM- Plus Death Benefit Rider below.

NOTE: For special tax considerations associated with the Benefit Protector, see "Taxes."

--------------------------------------------------------------------------------
46 WELLS FARGO ADVANTAGE VARIABLE ANNUITY

BENEFIT PROTECTOR-SM- PLUS DEATH BENEFIT RIDER
(BENEFIT PROTECTOR PLUS)


The Benefit Protector Plus is not available under contracts issued through AEFA. The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector Plus provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second contract year. Be sure to discuss with your sales representative whether or not the Benefit Protector Plus is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to you contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available under nonqualified annuities purchased through a transfer or exchange. You may not select this rider if you select the Benefit Protector or the Enhanced Death Benefit Riders. We reserve the right to discontinue offering the Benefit Protector Plus for new contracts.

The Benefit Protector Plus provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:


-  the benefits payable under the Benefit Protector described above,

PLUS

- a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:

                              PERCENTAGE IF YOU AND THE ANNUITANT ARE           PERCENTAGE IF YOU OR THE ANNUITANT ARE
CONTRACT YEAR                 UNDER AGE 70 ON THE RIDER EFFECTIVE DATE          70 OR OLDER ON THE RIDER EFFECTIVE DATE
One and Two                                0%                                                   0%
Three and Four                            10%                                                3.75%
Five or more                              20%                                                 7.5%

TERMINATING THE BENEFIT PROTECTOR PLUS:

- You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.
- You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.
- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:

-  the standard death benefit (see "Benefits in Case of Death") PLUS

                     IF YOU AND THE ANNUITANT ARE UNDER                IF YOU OR THE ANNUITANT ARE AGE 70
CONTRACT YEAR        AGE 70 ON THE RIDER EFFECTIVE DATE, ADD...        OR OLDER ON THE RIDER EFFECTIVE DATE, ADD...
     1               Zero                                              Zero
     2               40% x earnings at death (see above)               15% x earnings at death
 3 & 4               40% x (earnings at death + 25% of                 15% x (earnings at death + 25% of
                       initial purchase payment*)                        initial purchase payment*)
    5+               40% x (earnings at death + 50% of                 15% x (earnings at death + 50% of
                       initial purchase payment*)                        initial purchase payment*)

* Initial purchase payments are payments made within 60 days of contract issue not previously withdrawn.

EXAMPLE OF THE BENEFIT PROTECTOR AND BENEFIT PROTECTOR PLUS:

- You purchase the contract with a payment of $100,000 on Jan. 01, 2001 and you and the annuitant are under age 70. You select the seven-year withdrawal charge schedule.

- On July 1, 2001 the contract value grows to $105,000. The death benefit on July 1, 2001 equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so neither the Benefit Protector nor the Benefit Protector Plus provides any additional benefit at this time.
- On Jan. 1, 2002 the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time. The death benefit on July 1, 2001 equals:

     the standard death benefit (contract value):                          $110,000
     plus the Benefit Protector benefit which equals 40% of earnings at death (the standard death benefit minus payments not
       previously withdrawn):
       0.40 x ($110,000 - $100,000) =                                        +4,000
                                                                           --------
     Total death benefit of:                                               $114,000

--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 47

- On Jan. 1, 2003 the contract value falls to $105,000. The death benefit on Jan. 1, 2003 equals:

     the standard death benefit (MAV):                                     $110,000
     plus the Benefit Protector benefit (40% of earnings at death):
        0.40 x ($110,000 - $100,000) =                                       +4,000
     plus the Benefit Protector Plus which in the third contract year equals 10% of purchase payments made within 60 days of contract
        issue and not previously withdrawn: 0.10 x $100,000 =               +10,000
                                                                           --------
     Total death benefit of:                                               $124,000


- On Feb. 1, 2003 the contract value remains at $105,000 and you request a partial withdrawal, including the applicable 7% withdrawal charge, of $50,000. We will withdraw $15,750 from your contract value free of charge (15% of your prior anniversary's contract value). The remainder of the withdrawal is subject to an 7% withdrawal charge because your payment is two years old, so we will withdraw $34,250 ($31,852 + $2,398 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,602. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2003 equals:


     standard death benefit (MAV adjusted for partial withdrawals):         $57,619
     plus the Benefit Protector benefit (40% of earnings at death):
       0.40 x ($57,619 - $55,000) =                                          +1,048
     plus the Benefit Protector Plus which in the third contract year equals 10% of purchase payments made within 60 days of contract
       issue and not previously withdrawn: 0.10 x $55,000 =                  +5,500
                                                                           --------
     Total death benefit of:                                                $64,167

- On Jan. 1, 2004 the contract value falls $40,000. The death benefit on Jan. 1, 2004 equals the death benefit paid on Feb. 1, 2003. The reduction in contract value has no effect.
- On Jan. 1, 2010 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit on Jan. 1, 2010 equals:

     standard death benefit (contract value):                              $200,000
     plus the Benefit Protector (40% of earnings at death, up to a maximum of 100% of purchase payments not previously
       withdrawn that are one or more years old)                            +55,000
     plus the Benefit Protector Plus which after the fourth contract year equals 20% of purchase payments made within 60 days of
       contract issue and not previously withdrawn: 0.20 x $55,000 =        +11,000
                                                                           --------
     Total death benefit of:                                               $266,000


- On July 1, 2010 you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on either the Benefit Protector or Benefit Protector Plus values. The death benefit on July 1, 2010 equals:


     standard death benefit (contract value):                              $250,000
     plus the Benefit Protector (40% of earnings at death, up to a maximum of 100% of purchase payments not previously
       withdrawn that are one or more years old)                            +55,000
     plus the Benefit Protector Plus which after the fourth contract year equals 20% of purchase payments made within 60 days of
       contract issue and not previously withdrawn: 0.20 x $55,000 =        +11,000
                                                                           --------
     Total death benefit of:                                               $316,000

--------------------------------------------------------------------------------
48 WELLS FARGO ADVANTAGE VARIABLE ANNUITY

- On July 1, 2011 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the Benefit Protector changes but value of the Benefit Protector Plus remains constant. The death benefit on July 1, 2011 equals:

     standard death benefit (contract value):                              $250,000
     plus the Benefit Protector benefit which equals 40% of earnings at death (the standard death benefit minus payments not
       previously withdrawn):
       0.40 x ($250,000 - $105,000) =                                       +58,000
     plus the Benefit Protector Plus which after the fourth contract year equals 20% of purchase payments made within 60 days of
       contract issue and not previously withdrawn: 0.20 x $55,000 =        +11,000
                                                                           --------
     Total death benefit of:                                               $319,000

IF YOUR SPOUSE IS SOLE BENEFICIARY and your spouse elects to continue the contract, we will terminate the Benefit Protector Plus and substitute the standard death benefit (see "Benefits in Case of Death").

NOTE: For special tax considerations associated with the Benefit Protector Plus, see "Taxes."

ENHANCED DEATH BENEFIT RIDER (EDB)


The EDB is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. This is an optional benefit that you may select for an additional charge (see "Charges"). The EDB does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your sales representative whether or not the EDB is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 79 or younger at contract issue, you may choose to add the EDB to your contract at the time of purchase. Once you select the EDB you may not cancel it. You may not add the EDB if you add either the Benefit Protector or the Benefit Protector Plus to your contract. You must select the EDB if you choose to add the Guaranteed Minimum Income Benefit Rider to your contract.


The EDB provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

-  the standard death benefit (see "Benefits in Case of Death"); or
-  the 5% rising floor.

5% RISING FLOOR: This is the sum of the value of your fixed accounts plus the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:

-  the initial purchase payments allocated to the subaccounts increased by 5%,
-  plus any subsequent amounts allocated to the subaccounts, and
-  minus adjusted transfers or partial withdrawals from the subaccounts.

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 5% plus any subsequent amounts allocated to the subaccounts minus adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor after you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts.

   5% RISING FLOOR ADJUSTED TRANSFERS OR PARTIAL WITHDRAWALS = (PWT x VAF) / SV

      PWT = the amount transferred from the subaccounts or the amount of the partial withdrawal (including any applicable withdrawal charge) from the subaccounts.
      VAF = variable account floor on the date of (but prior to) the transfer or partial withdrawal.
      SV = value of the subaccounts on the date of (but prior to) the transfer or partial withdrawal.

EXAMPLE:

- You purchase the contract with a payment of $20,000 on Jan. 1, 2001 with $5,000 allocated to the one-year fixed account and $15,000 allocated to the subaccounts.
- On Jan. 1, 2002 (the first contract anniversary), the one-year fixed account value is $5,200 and the subaccount value is $12,000. Total contract value is $17,200.
- On March 1, 2002, the one-year fixed account value is $5,300 and the subaccount value is $14,000. Total contract value is $19,300. You take a $1,500 partial withdrawal all from the subaccounts, leaving the contract value at $17,800.

--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 49

The death benefit on March 1, 2002 is calculated as follows:

The standard death benefit (which in this case is the MAV):
     Greatest of your contract anniversary contract values:               $20,000.00
     plus purchase payments made since that anniversary:                       +0.00
     minus the standard death benefit adjusted partial withdrawal
       Taken since that anniversary, calculated as:
        ($1,500 x $20,000) / $19,300 =                                     -1,554.40
                                                                          ----------
     Standard death benefit, which is the MAV:                            $18,445.60
                                                                          ==========
The 5% rising floor:
     The variable account floor on Jan. 1, 2002,
       calculated as: 1.05 x 15,000 =                                     $15,750.00
     plus amounts allocated to the subaccounts since that anniversary:         +0.00
     minus the 5% rising floor adjusted partial withdrawal from the subaccounts, calculated as:
        (1,500 x 15,750) / 14,000 =                                       -$1,687.50
                                                                          ----------
     variable account floor benefit:                                      $14,062.50
     plus the one-year fixed account value:                                +5,300.00
                                                                          ----------
     5% rising floor (value of the fixed accounts plus
       the variable account floor):                                       $19,362.50
                                                                          ==========
EDB, calculated as the greater of the standard death
benefit or the 5% rising floor:                                           $19,362.50

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB)

The GMIB is intended to provide you with a guaranteed minimum lifetime income regardless of the volatility inherent in the investments in the subaccounts. If the annuitant is between age 70 and age 75 at contract issue, you should consider whether the GMIB is appropriate for your situation because:


-  you must hold the GMIB for 10 years*,
-  the GMIB terminates after the annuitant's 86th birthday,
-  you can only exercise the GMIB within 30 days after a contract anniversary*,
- the MAV and the 5% rising floor values we use in the GMIB benefit base to calculate annuity payouts under the GMIB are limited after age 81, and
-  the additional costs associated with the rider.


Be sure to discuss whether or not the GMIB is appropriate for your situation with your sales representative.

* Unless the annuitant qualifies for a contingent event (see "Charges -- Contingent events").

If this rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose to add this benefit to your contract for an additional annual charge which we describe below. You must elect the GMIB along with the EDB at the time you purchase your contract and your rider effective date will be the contract issue date.



In some instances we may allow you to add the GMIB to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the GMIB at the next contract anniversary and this would become the rider effective date. For purposes of calculating the GMIB benefit base under these circumstances, we consider the contract value on the rider effective date to be the initial purchase payment; we disregard all previous purchase payments, transfers and withdrawals in the GMIB calculations.

INVESTMENT SELECTION UNDER THE GMIB: You may allocate your purchase payments or transfers to any of the subaccounts or the fixed accounts. However, we reserve the right to limit the amount you allocate to subaccounts investing in the Wells Fargo VT Money Market Fund to 10% of the total amount in the subaccounts. If we are required to activate this restriction, and you have more than 10% of your subaccount value in this fund, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the GMIB if you have not satisfied the limitation after 60 days.


--------------------------------------------------------------------------------
50 WELLS FARGO ADVANTAGE VARIABLE ANNUITY

EXERCISING THE GMIB:


- you may only exercise the GMIB within 30 days after any contract anniversary following the expiration of a ten-year waiting period from the rider effective date. However, there is an exception if at any time the annuitant experiences a "contingent event" (disability, terminal illness, confinement to a nursing home or hospital, or unemployment, see "Charges -- Contingent events" for more details.)
-  the annuitant on the retirement date must be between 50 and 86 years old.
- you can only take an annuity payout under one of the following annuity payout plans:
   -- Plan A - Life Annuity -- no refund
   -- Plan B - Life Annuity with ten years certain
   -- Plan D - Joint and last survivor life annuity -- no refund
-  you may change the annuitant for the payouts.

If you exercise the GMIB under a contingent event, you can take up to 50% of the benefit base in cash. You can use the balance of the GMIB benefit base (described below) for annuity payouts calculated using the guaranteed annuity purchase rates under any one of the payout plans listed above as long as the annuitant is between 50 and 86 years old on the retirement date.


The GMIB guarantees a minimum amount of fixed annuity lifetime income or a minimum first year variable annuity payout. We calculate fixed annuity payouts and first year variable annuity payouts using the guaranteed annuity purchase rates stated in Table B of the contract. After the first year, lifetime income variable annuity payouts will depend on the investment performance of the subaccounts you select. The payouts will be higher if your investment performance is greater than a 5% annual return and lower if investment performance is less than a 5% annual return.

The GMIB benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base (described below) equal to the largest value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates stated in Table B of the contract to calculate the minimum annuity payouts you will receive if you exercise the GMIB. If the GMIB benefit base is greater than the contract value, the GMIB may provide a higher annuity payout level than is otherwise available. However, the GMIB uses guaranteed annuity purchase rates that are more conservative than the annuity purchase rates that we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB may be less than the income the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB, you may elect the higher standard payout option. The GMIB does not create contract value or guarantee the performance of any investment option.


GMIB BENEFIT BASE: If the GMIB is effective at contract issue, the GMIB benefit base is the greatest of:


1. total purchase payments minus adjusted partial withdrawals;

2. contract value;


3. the MAV at the last contract anniversary plus any payments made since that anniversary minus adjusted partial withdrawals since that anniversary; or


4. the 5% rising floor.

Keep in mind that the MAV and the 5%rising floor values are limited after age 81.


We reserve the right to exclude from the GMIB benefit base any purchase payments you make in the five years before you exercise the GMIB. We would do so only if such payments total $50,000 or more or if they are 25% or more of total contract payments. If we exercise this right, we:


- subtract each payment adjusted for market value from the contract value and the MAV.
- subtract each payment from the 5% rising floor. We adjust the payments made to the fixed account for market value. We increase payments allocated to the subaccounts by 5% for the number of full contract years they have been in the contract before we subtract them from the 5% rising floor.

For each payment, we calculate the market value adjustment to the contract value, MAV, and the fixed account value of the 5% rising floor as:


   (PMT x CVG) / ECV

     PMT = each purchase payment made in the five years before you exercise the
           GMIB.
     CVG = current contract value at the time you exercise the GMIB.


     ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments and partial withdrawals occur at the beginning of a contract year.

--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 51

For each payment, we calculate the 5% increase of payments allocated to the subaccounts as:

               to the power of CY
   PMT x (1.05)

      CY = the full number of contract years the payment has been in the contract.

TERMINATING THE GMIB:


- You may terminate the rider within 30 days after the first and fifth contract anniversary after the GMIB rider effective date.
- You may terminate the rider any time after the tenth contract anniversary after the GMIB rider effective date.
-  The rider will terminate on the date:
   -- you make a full withdrawal from the contract;
   -- a death benefit is payable; or
   -- you choose to begin taking annuity payouts under the regular contract provisions.
- The rider will terminate on the contract anniversary after the annuitant's 86th birthday.


EXAMPLE:

- You purchase the contract with a payment of $100,000 on Jan. 1, 2001 and you allocate all your purchase payments to the subaccounts.
-  There are no additional purchase payments and no partial withdrawals.
- Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:

CONTRACT                                                                                  GMIB
ANNIVERSARY                       CONTRACT VALUE         MAV       5% RISING FLOOR    BENEFIT BASE
  1                                 $107,000         $107,000        $105,000
  2                                  125,000          125,000         110,250
  3                                  132,000          132,000         115,763
  4                                  150,000          150,000         121,551
  5                                   85,000          150,000         127,628
  6                                  120,000          150,000         134,010
  7                                  138,000          150,000         140,710
  8                                  152,000          152,000         147,746
  9                                  139,000          152,000         155,133
 10                                  126,000          152,000         162,889           $162,889
 11                                  138,000          152,000         171,034            171,034
 12                                  147,000          152,000         179,586            179,586
 13                                  163,000          163,000         188,565            188,565
 14                                  159,000          163,000         197,993            197,993
 15                                  212,000          212,000         207,893            212,000

NOTE: The MAV and 5% rising floor values are limited after age 81. Additionally, the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB.

--------------------------------------------------------------------------------
52 WELLS FARGO ADVANTAGE VARIABLE ANNUITY

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:


                                                                                          MINIMUM GUARANTEED MONTHLY INCOME
CONTRACT                                                       PLAN A -                  PLAN B -             PLAN D - JOINT AND
ANNIVERSARY                           GMIB                  LIFE ANNUITY--           LIFE ANNUITY WITH         LAST SURVIVOR LIFE
AT EXERCISE                       BENEFIT BASE                 NO REFUND             TEN YEARS CERTAIN        ANNUITY-- NO REFUND
10                         $162,889 (5% rising floor)         $   848.65                $   825.85                  $675.99
15                          212,000 (MAV)                       1,263.52                  1,204.16                   977.32


The payouts above are shown at guaranteed annuity rates stated in Table B of the contract. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:

CONTRACT                                                        PLAN A -                  PLAN B -             PLAN D - JOINT AND
ANNIVERSARY                                                  LIFE ANNUITY--           LIFE ANNUITY WITH         LAST SURVIVOR LIFE
AT EXERCISE                       CONTRACT VALUE               NO REFUND              TEN YEARS CERTAIN        ANNUITY-- NO REFUND
10                                   $126,000                  $   656.46                $   638.82                  $522.90
15                                    212,000                    1,263.52                  1,204.16                   977.32

At the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. The payouts will be higher if investment performance is greater than a 5% annual return and lower if investment performance is less than a 5% annual return.


THE GMIB FEE: This fee currently costs 0.30% of the GMIB benefit base annually and it is taken in a lump sum from the contract value on each contract anniversary at the end of each contract year. If the contract is terminated or if annuity payouts begin, we will deduct the fee at that time adjusted for the number of calendar days coverage was in place. We cannot increase the GMIB fee after the rider effective date and it does not apply after annuity payouts begin. We can increase the GMIB fee on new contracts up to a maximum of 0.75%. We calculate the fee as follows:


   BB + AT - FAV

      BB = the GMIB benefit base.

      AT = adjusted transfers from the subaccounts to the fixed accounts made in the six months before the contract anniversary calculated as:


                                (PT x VAT) / SVT


           PT = the amount transferred from the subaccounts to the fixed accounts within six months of the contract anniversary


           VAT = variable account floor on the date of (but prior to) the transfer

           SVT = value of the subaccounts on the date of (but prior to) the transfer


     FAV = the value of your fixed accounts.

The result of AT - FAV will never be greater than zero. This allows us to base the GMIB fee largely on the subaccounts.

EXAMPLE:

- You purchase the contract with a payment of $100,000 on Jan. 1, 2001 and allocate all of your payment to the subaccounts.
-  You make no transfers or partial withdrawals.

CONTRACT                                                   GMIB FEE               VALUE ON WHICH WE             GMIB FEE
ANNIVERSARY                   CONTRACT VALUE              PERCENTAGE              BASE THE GMIB FEE          CHARGED TO YOU
     1                           $  80,000                   0.30%        5% rising floor = $100,000 x 1.05       $315
     2                             150,000                   0.30%        Contract value = $150,000                450
     3                             102,000                   0.30%        MAV = $150,000                           450

--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 53

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the one-year fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. The Guarantee Period Accounts are not available during this payout period.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-  the annuity payout plan you select;
-  the annuitant's age and, in most cases, sex;
-  the annuity table in the contract; and
-  the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. Using Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

--------------------------------------------------------------------------------
54 WELLS FARGO ADVANTAGE VARIABLE ANNUITY

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. If the original contract had a five-year withdrawal charge schedule, the discount rate we use in the calculation will vary between 5.27% and 6.77% depending on the applicable assumed investment rate. If the original contract had a seven-year withdrawal charge schedule, the discount rate we use in the calculation will vary between 5.02% and 6.52% depending on the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you purchased a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan that complies with your contract and with applicable law. Your contract describes you payout plan options. The options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal of substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and a designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the one-year fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 55

TAXES


Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed accounts and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.


ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.


QUALIFIED ANNUITIES: When you use your contract to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan.


Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions during your life (except for Roth IRAs) and after your death. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.


ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES (EXCEPT ROTH IRAs): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.


WITHDRAWALS: If you withdraw part or all of your contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals you make before reaching age 59 1/2 unless certain exceptions apply. For qualified annuities, other penalties may apply if you make withdrawals from your contract before your plan specifies that you can receive payouts.

DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

SPECIAL CONSIDERATIONS IF YOU SELECT EITHER THE BENEFIT PROTECTOR OR THE BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDERS: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to this rider on the death of you or annuitant as an annuity death benefit distribution, not as proceeds from life insurance.


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax deferred.


PENALTIES: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

-  because of your death;
-  because you become disabled (as defined in the Code);
- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or
- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For a qualified annuity, other exceptions may apply if you make withdrawals from your contract before you reach age 59 1/2.

--------------------------------------------------------------------------------
56 WELLS FARGO ADVANTAGE VARIABLE ANNUITY

WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-  the reserve held in each subaccount for your contract; divided by
-  the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 57

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-  laws or regulations change;
-  the existing funds become unavailable; or
-  in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

-  add new subaccounts;
-  combine any two or more subaccounts;
-  make additional subaccounts investing in additional funds;
-  transfer assets to and from the subaccounts or the variable account; and
-  eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The contracts will be distributed by broker-dealers which have entered into distribution agreements with AEFA and American Enterprise Life.

ISSUER

American Enterprise Life issues the annuities. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Its administrative offices are located at 829 AXP Financial Center, Minneapolis, MN 55474. Its statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life conducts a conventional life insurance business.




American Enterprise Life pays cash compensation to the broker-dealers and insurance agencies who have entered into distribution agreements with American Enterprise Life and AEFA for the sale of contracts. This compensation will not result in any charge to contract owners or to the variable account in addition to the charges described in this prospectus. This cash compensation will not be more than 9.0% of the purchase payments it receives on the contracts. From time to time and in accordance with applicable laws and regulations we will pay or permit other promotional incentives, in cash or credit or other compensation.

LEGAL PROCEEDINGS

A number of lawsuits have been filed against life and health insurers in jurisdictions in which American Enterprise Life and its affiliates do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents and other matters. IDS Life is a defendant in three class action lawsuits of this nature. American Enterprise Life is a named defendant in one of the suits, RICHARD W. AND ELIZABETH J. THORESEN V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK, which was commenced in Minnesota state court on Oct. 13, 1998. The action was brought by individuals who purchased an annuity in a qualified plan. They allege that the sale of annuities in tax-deferred contributory retirement investment plans (e.g., IRAs) is never appropriate. The plaintiffs purport to represent a class consisting of all persons who made similar purchases. The plaintiffs seek damages in an unspecified amount, including restitution of allegedly lost investment earnings and restoration of contract values.

In January 2000, AEFC reached an agreement in principle to settle the three class-action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants and for release by class members of all insurance and annuity market conduct claims dating back to 1985.
--------------------------------------------------------------------------------
58 WELLS FARGO ADVANTAGE VARIABLE ANNUITY

In August, 2000 an action entitled LESA BENACQUISTO, DANIEL BENACQUISTO, RICHARD THORESEN, ELIZABETH THORESEN, ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN EXPRESS FINANCIAL ADVISORS, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In September, 2000 the plaintiffs filed a consolidated complaint in State Court alleging the same claims as the previous actions.

On Oct. 2, 2000 the District Court, Fourth Judicial District for the State of Minnesota, County of Hennepin and the United States District Court for the District of Minnesota entered an order conditionally certifying a class for settlement purposes, preliminarily approving the class settlement, directing the issuance of a class notice to the class and scheduling a hearing to determine the fairness of settlement for March, 2001.

On March 6, 2001 the District Court, Fourth Judicial District for the State of Minnesota, County of Hennepin and the United States District Court for the District of Minnesota heard oral arguments on plaintiffs' motions for final approval of the class action settlement. Six motions to intervene were filed together with objections to the proposed settlement. We are awaiting a final order from the court.

ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE

SELECTED FINANCIAL DATA

The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.

YEARS ENDED DEC. 31, (THOUSANDS)             2000             1999            1998             1997              1996
------------------------------------------------------------------------------------------------------------------------

Net investment income                     $  299,759       $  322,746      $  340,219       $  332,268       $  271,719
Net loss on investments                          469            6,565          (4,788)            (509)          (5,258)
Other                                         12,248            8,338           7,662            6,329            5,753
Total revenues                            $  312,476       $  337,649      $  343,093       $  338,088       $  272,214
Income before income taxes                $   38,452       $   50,662      $   36,421       $   44,958       $   35,735
Net income                                $   24,365       $   33,987      $   22,026       $   28,313       $   22,823
Total assets                              $4,652,221       $4,603,343      $4,885,621       $4,973,413       $4,425,837
------------------------------------------------------------------------------------------------------------------------


MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

2000 COMPARED TO 1999:

Net income decreased 29% to $24 million in 2000, compared to $34 million in 1999. Income before income taxes totaled $38 million in 2000, compared with $51 million in 1999. The decrease was primarily the result of lower net investment income of $300 million in 2000, compared with $323 million in 1999.

Total investment contract deposits received increased to $721 million in 2000, compared with $336 million in 1999. This increase is primarily due to an increase in variable annuity deposits in 2000.

Total revenues decreased to $312 million in 2000, compared with $338 million in 1999. The decrease is primarily due to decreases in net investment income and net realized gains on investments. Net investment income, the largest component of revenues, decreased 7% from the prior year, reflecting a decrease in investments owned and lower investment yields.

Policyholder and contractholder charges increased 13% to $6.9 million in 2000, compared with $6.1 million in 1999, reflecting an increase in annuity withdrawal charges. American Enterprise Life receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased 135% to $5.4 million in 2000, compared with $2.3 million in 1999, this reflects the increase in separate account assets.

Net realized gain on investments was $0.5 million in 2000, compared with $6.6 million in 1999. The decrease in net realized gains was primarily due to the loss on sale and writedowns of fixed maturity investments.

Total benefits and expenses decreased 5% to $274 million in 2000, compared with $287 million in 1999. The largest component of expenses, interest credited on investment contracts, decreased to $191 million, reflecting a decrease in fixed annuities in force and lower crediting rates. Amortization of deferred policy acquisition costs increased to $48 million, compared to $43 million in 1999. This increase was due primarily to increased aggregate amounts in force.

Other operating expenses remained steady at $35 million in 2000.

--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 59

1999 COMPARED TO 1998:

Net income increased 54% to $34 million in 1999, compared to $22 million in 1998. Earnings growth resulted primarily net realized gains of $6.6 million in 1999, compared to net realized losses of $4.8 in 1998.

Income before income taxes totaled $51 million in 1999, compared with $36 million in 1998.

Total investment contract deposits received decreased to $336 million in 1999, compared with $348 million in 1998. This decrease is primarily due to a decrease in sales of variable annuities in 1999.

Total revenues decreased to $338 million in 1999, compared with $343 million in 1998. The decrease is primarily due to decreased net investment income which was partially offset by an increase in realized gain on investments. Net investment income, the largest component of revenues, decreased 5% from the prior year, reflecting decreases in investments owned and investment yields.

Contractholder charges decreased 5% to $6.1 million in 1999, compared with $6.4 million in 1998, reflecting a decrease in fixed annuities inforce. American Enterprise Life receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased 77% to $2.3 million in 1999, compared with $1.3 million in 1998, this reflects the increase in separate account assets.

Net realized gain on investments was $6.6 million in 1999, compared to a net realized loss on investments of $4.8 million in 1998. The net realized gains were primarily due to the sale of available for sale fixed maturity investments at a gain as well as a decrease in the allowance for mortgage loan losses based on management's regular evaluation of allowance adequacy.

Total benefits and expenses decreased slightly to $287 million in 1999. The largest component of expenses, interest credited on investment contracts, decreased to $209 million, reflecting a decrease in fixed annuities in force and lower interest rates. Amortization of deferred policy acquisition costs decreased to $43 million, compared to $54 million in 1998. This decrease was due primarily to decreased aggregate amounts in force, as well as the impact of changing prospective assumptions in 1998 based on actual lapse experience on certain fixed annuities.

Other operating expenses increased 46% to $35 million in 1999, compared to $24 million in 1998. This increase primarily reflects technology costs related to growth initiatives.

RISK MANAGEMENT

The sensitivity analysis of the test of market risk discussed below estimates the effects of hypothetical sudden and sustained changes in the applicable market conditions on the ensuing year's earnings based on year-end positions. The market changes, assumed to occur as of year-end, is a 100 basis point increase in market interest rates. Computations of the prospective effects of hypothetical interest rate change based on numerous assumptions, including relative levels of market interest rates as well as the levels of assets and liabilities. The hypothetical changes and assumptions will be different from what actually occurs in the future. Furthermore, the computations do not anticipate actions that may be taken by management if the hypothetical market changes actually occurred over time. As a result, actual earnings effects in the future will differ from those quantified below.

American Enterprise Life primarily invests in fixed income securities over a broad range of maturities for the purpose of providing fixed annuity clients with a competitive rate of return on their investments while minimizing risk, and to provide a dependable and targeted spread between the interest rate earned on investments and the interest rate credited to contractholders' accounts. American Enterprise Life does not invest in securities to generate trading profits.

American Enterprise Life has an investment committee that holds regularly scheduled meetings and, when necessary, special meetings. At these meetings, the committee reviews models projecting different interest rate scenarios and their impact on profitability. The objective of the committee is to structure the investment security portfolio based upon the type and behavior of products in the liability portfolio so as to achieve targeted levels of profitability.

Rates credited to contractholders' accounts are generally reset at shorter intervals than the maturity of underlying investments. Therefore, margins may be negatively impacted by increases in the general level of interest rates. Part of the committee's strategy includes the purchase of some types of derivatives, such as interest rate caps, swaps and floors, for hedging purposes. These derivatives protect margins by increasing investment returns if there is a sudden and severe rise in interest rates, thereby mitigating the impact of an increase in rates credited to contractholders' accounts.

The negative effect on American Enterprise Life's pretax earnings of a 100 basis point increase in interest rates, which assumes repricings and customer behavior based on the application of proprietary models to the book of business at Dec. 31, 2000, would be appoximately $4.6 million.

LIQUIDITY AND CAPITAL RESOURCES

The liquidity requirements of American Enterprise Life are met by funds provided by annuity considerations, investment income, proceeds from sales of investments as well as maturities and periodic repayments of investment principal.

The primary uses of funds are policy benefits, commissions and operating expenses, policy loans, and investment purchases.

American Enterprise Life has an available line of credit with AEFC aggregating $50 million. The line of credit is used strictly as a short-term source of funds. No borrowings were outstanding under the agreement at Dec. 31, 2000. At Dec. 31, 2000, outstanding reverse repurchase agreements totaled $25 million.

--------------------------------------------------------------------------------
60 WELLS FARGO ADVANTAGE VARIABLE ANNUITY

At Dec. 31, 2000, investments in fixed maturities comprised 80% of American Enterprise Life's total invested assets. Of the fixed maturity portfolio, approximately 30% is invested in GNMA, FNMA and FHLMC mortgage-backed securities which are considered AAA/Aaa quality.

At Dec. 31, 2000, approximately 15% of American Enterprise Life's investments in fixed maturities were below investment grade bonds. These investments may be subject to a higher degree of risk than the investment grade issues because of the borrower's generally greater sensitivity to adverse economic conditions, such as recession or increasing interest rates, and in certain instances, the lack of an active secondary market. Expected returns on below investment grade bonds reflect consideration of such factors. American Enterprise Life has identified those fixed maturities for which a decline in fair value is determined to be other than temporary, and has written them down to fair value with a charge to earnings.

At Dec. 31, 2000, net unrealized depreciation on fixed maturities held to maturity included $10.7 million of gross unrealized appreciation and $17.8 million of gross unrealized depreciation. Net unrealized depreciation on fixed maturities available for sale included $30.2 million of gross unrealized appreciation and $125.6 million of gross unrealized depreciation.

At Dec. 31, 2000, American Enterprise Life had an allowance for losses for mortgage loans totaling $3.3 million.

The economy and other factors have caused a number of insurance companies to go under regulatory supervision. This circumstance has resulted in assessments by state guaranty associations to cover losses to policyholders of insolvent or rehabilitated companies. Some assessments can be partially recovered through a reduction in future premium taxes in certain states. American Enterprise Life established an asset for guaranty association assessments paid to those states allowing a reduction in future premium taxes over a reasonable period of time. The asset is being amortized as premium taxes are reduced. American Enterprise Life has also estimated the potential effect of future assessments on American Enterprise Life's financial position and results of operations and has established a reserve for such potential assessments.

The National Association of Insurance Commissioners has established risk-based capital standards to determine the capital requirements of a life insurance company based upon the risks inherent in its operations. These standards require the computation of a risk-based capital amount which is then compared to a company's actual total adjusted capital. The computation involves applying factors to various statutory financial data to address four primary risks: asset default, adverse insurance experience, interest rate risk and external events. These standards provide for regulatory attention when the percentage of total adjusted capital to authorized control level risk-based capital is below certain levels. As of Dec. 31, 2000, American Enterprise Life's total adjusted capital was well in excess of the levels requiring regulatory attention.

RESERVES

In accordance with the insurance laws and regulations under which we operate, we are obligated to carry on our books, as liabilities, actuarially determined reserves to meet our obligations on our outstanding annuity contracts. We base our reserves for deferred annuity contracts on accumulation value and for fixed annuity contracts in a benefit status on established industry mortality tables. These reserves are computed amounts that will be sufficient to meet our policy obligations at their maturities.

INVESTMENTS


Of our total investments of $3,735,994 at Dec. 31, 2000, 27% was invested in mortgage-backed securities, 54% in corporate and other bonds, 19% in primary mortgage loans on real estate and less than 1% in other investments.


COMPETITION


We are engaged in a business that is highly competitive due to the large number of stock and mutual life insurance companies and other entities marketing insurance products. There are over 1,600 stock, mutual and other types of insurers in the life insurance business. BEST'S INSURANCE REPORTS, Life-Health edition 2000, assigned us one of its highest classifications, A+ (Superior).


EMPLOYEES

As of Dec. 31, 2000, we had no employees.

PROPERTIES


We occupy office space in Minneapolis, MN, which is leased by AEFC. We reimburse AEFC for rent based on direct and indirect allocation methods. Facilities occupied by us are believed to be adequate for the purposes for which they are used and well maintained.


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 61

STATE REGULATION

American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. The Company's books and accounts are subject to review by the Indiana Department of Insurance at all times. Such regulation does not, however, involve any supervision of the account's management or the company's investment practices or policies. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. A full examination of American Enterprise Life's operations is conducted periodically by the National Association of Insurance Commissioners. Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

DIRECTORS AND EXECUTIVE OFFICERS*

The directors and principal executive officers of American Enterprise Life and the principal occupation of each during the last five years is as follows:


DIRECTORS

GUMER C. ALVERO
Born in 1967
Director, chairman of the board and executive vice president - Annuities since January 2001; vice president - Variable Annuities, AEFC, since April 1998; executive assistant to president/CEO, AEFC, from April 1996 to April 1998.

CAROL A. HOLTON
Born in 1952
Director, president and chief executive officer since January 2001; vice president - Third Party Distribution, AEFC, since April 1998; director - Distributor Services, AEFC, from September 1997 to April 1998; director - Business Systems and Operations, F&G Life, from July 1996 to August 1997.


PAUL S. MANNWEILER**
Born in 1949
Director since 1986; Partner at Locke Reynolds Boyd & Weisell since 1980.


TERESA J. RASMUSSEN
Born in 1956
Director, vice president, general counsel and secretary since December 2000; vice president and assistant general counsel, AEFC, since August 2000; assistant vice president, AEFC, from October 1995 to August 2000.

OFFICERS OTHER THAN DIRECTORS

LORRAINE R. HART
Born in 1951
Vice president - Investments since 1992; vice president - Insurance Investments, AEFC since 1998; and vice president - Investments, American Express Certificate Company since 1994.

STUART A. SEDLACEK
Born in 1957
Executive vice president since 1998; executive vice president - Assured Assets, 1994 to 1998; senior vice president and chief financial officer, AEFC, since 1998; vice president, AEFC, from September 1988 to 1998.

PHILIP C. WENTZEL
Born in 1961
Vice president and controller since 1998; director of financial reporting and analyses, AEFC, from 1992 to 1997.

DAVID L. YOWAN
Born in 1957
Vice president and treasurer since March 2001; senior vice president and assistant treasurer of American Express Company since January 1999; vice president and corporate treasurer, AEFC, since April 2001; senior portfolio and risk management officer for the North American Consumer Bank of Citigroup from August 1987 to January 1999.

* The address for all of the directors and principal officers is: 200 AXP Financial Center, Minneapolis, MN 55474 except for Mr. Mannweiler who is an independent director.
** Mr. Mannweiler's address is: 201 No. Illinois Street, Indianapolis, IN 46204

--------------------------------------------------------------------------------
62 WELLS FARGO ADVANTAGE VARIABLE ANNUITY

EXECUTIVE COMPENSATION

Our executive officers also may serve one or more affiliated companies. The following table reflects cash compensation paid to the five most highly compensated executive officers as a group for services rendered in the most recent year to us and our affiliates. The table also shows the total cash compensation paid to all our executive officers, as a group, who were executive officers at any time during the most recent year.

NAME OF INDIVIDUAL OR NUMBER IN GROUP                         POSITION HELD                            CASH COMPENSATION
Five most highly compensated executive officers as a group:                                                $8,138,209
Stephen W. Roszell                                            President and Chief Executive Officer
Richard W. Kling                                              Chairman of the Board
Lorraine R. Hart                                              Vice President - Investments
David M. Kuplic                                               Assistant Vice President - Investments
Stuart A. Sedlacek                                            Executive Vice President
All executive officers as a group (11)                                                                    $11,289,475


SECURITY OWNERSHIP OF MANAGEMENT

Our directors and officers do not beneficially own any outstanding shares of stock of the company. All of our outstanding shares of stock are beneficially owned by IDS Life. The percentage of shares of IDS Life owned by any director, and by all our directors and officers as a group, does not exceed 1% of the class outstanding.

EXPERTS


Ernst & Young LLP, independent auditors, have audited the financial statements of American Enterprise Life Insurance Company at Dec. 31, 2000 and 1999, and for each of the three years in the period ended Dec. 31, 2000, and the individual and combined statements of the segregated asset subaccounts of American Enterprise Variable Annuity Account as of Dec. 31, 2000 and for the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying balance sheets of American Enterprise Life Insurance Company (a wholly owned subsidiary of IDS Life Insurance Company) as of December 31, 2000 and 1999, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Enterprise Life Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.










/S/ Ernst & Young LLP
    Ernst & Young LLP
February 8, 2001
Minneapolis, Minnesota

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

Balance sheets
December 31, ($ thousands, except share amounts)         2000           1999

Assets

Investments:
     Fixed maturities:
         Held to maturity, at amortized cost
            (fair value: 2000, $927,031;
            1999, $984,103)                             $  934,091   $1,006,349
         Available for sale, at fair value
            (amortized cost: 2000, $2,163,906;
            1999, $2,411,799)                            2,068,487    2,304,487
                                                         ---------    ---------
                                                         3,002,578    3,310,836
     Mortgage loans on real estate                         724,009      785,253
     Other investments                                       9,407       11,470
                                                             -----       ------
            Total investments                            3,735,994    4,107,559
Cash and cash equivalents                                   34,852           --
Amounts due from brokers                                     1,316           --
Accounts receivable                                            867          316
Accrued investment income                                   54,941       56,676
Deferred policy acquisition costs                          198,622      180,288
Deferred income taxes                                       26,350       37,501
Other assets                                                 9,969            9
Separate account assets                                    589,310      220,994
                                                           -------      -------
            Total assets                                $4,652,221   $4,603,343
                                                        ==========   ==========

Liabilities and stockholder's equi1ty
Liabilities:
     Future policy benefits for:
         Fixed annuities                                $3,584,784   $3,921,513
         Universal life-type insurance                          10           --
     Policy claims and other policyholders' funds            9,295       12,097
     Amounts due to brokers                                 24,387       25,215
     Other liabilities                                       6,326       17,436
     Separate account liabilities                          589,310      220,994
                                                           -------      -------
            Total liabilities                            4,214,112    4,197,255
Commitments and contingencies
Stockholder's equity:
     Capital stock, $100 par value per share;
         100,000 shares authorized, 20,000 shares
         issued and outstanding                              2,000        2,000
     Additional paid-in capital                            282,872      282,872
     Accumulated other comprehensive loss:
         Net unrealized securities losses                  (62,097)     (69,753)
     Retained earnings                                     215,334      190,969
                                                           -------      -------
            Total stockholder's equity                     438,109      406,088
                                                           -------      -------
Total liabilities and stockholder's equity              $4,652,221   $4,603,343
                                                        ==========   ==========

See accompanying notes.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

Statements of income

Years ended December 31, ($ thousands)                2000      1999      1998

Revenues:
Net investment income                              $299,759  $322,746  $340,219
Policyholder and contractholder charges               6,865     6,069     6,387
Mortality and expense risk fees                       5,383     2,269     1,275
Net realized gain (loss) on investments                 469     6,565    (4,788)
                                                        ---     -----    ------
     Total revenues                                 312,476   337,649   343,093
                                                    -------   -------   -------

Benefits and expenses:
Interest credited on investment contracts           191,040   208,583   228,533
Amortization of deferred policy acquisition costs    47,676    43,257    53,663
Other operating expenses                             35,308    35,147    24,476
                                                     ------    ------    ------
     Total benefits and expenses                    274,024   286,987   306,672
                                                    -------   -------   -------
Income before income taxes                           38,452    50,662    36,421
Income taxes                                         14,087    16,675    14,395
                                                     ------    ------    ------
Net income                                         $ 24,365  $ 33,987  $ 22,026
                                                   ========  ========  ========


See accompanying notes.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------


Statements of stockholder's equity

                                                                                                      Accumulated
                                                                                                        Other
                                                           Total                      Additional    Comprehensive
                                                       Stockholder's     Capital        Paid-In     (Loss) Income,     Retained
Three years ended December 31, ($ thousands)              Equity          Stock        Capital        Net of Tax       Earnings

Balance, January 1, 1998                                $ 469,344         $2,000       $282,872    $    49,516         $134,956
Comprehensive income:
     Net income                                            22,026             --             --             --           22,026
     Unrealized holding losses arising
         during the year, net of taxes of $3,400           (6,314)            --             --         (6,314)              --
     Reclassification adjustment for losses
         included in net income,
         net of tax of ($588)                               1,093             --             --          1,093               --
                                                            -----          -----          -----          -----            -----
Other comprehensive loss                                   (5,221)            --             --         (5,221)              --
                                                           ------          -----          -----         ------            -----
Comprehensive income:                                      16,805
                                                           ------

Balance, December 31, 1998                                486,149          2,000        282,872         44,295          156,982
Comprehensive loss:
     Net income                                            33,987             --             --             --           33,987
     Unrealized holding losses arising
         during the year, net of taxes of $59,231        (110,001)            --             --       (110,001)              --
     Reclassification adjustment for gains
         included in net income,
         net of tax of $2,179                              (4,047)            --             --         (4,047)              --
                                                           ------          -----          -----         ------            -----
Other comprehensive loss                                 (114,048)            --             --       (114,048)              --
                                                         --------          -----          -----       --------            -----
Comprehensive loss                                        (80,061)
                                                          -------

Balance, December 31, 1999                                406,088          2,000        282,872        (69,753)         190,969
Comprehensive income:
     Net income                                            24,365             --             --             --           24,365
     Unrealized holding gains arising
         during the year, net of taxes of $(4,812)          8,937             --             --          8,937               --
     Reclassification adjustment for gains
         included in net income,
         net of tax of $690                                (1,281)            --             --         (1,281)              --
                                                           ------          -----          -----         ------            -----
Other comprehensive income                                  7,656             --             --          7,656               --
                                                            -----          -----          -----          -----            -----
Comprehensive income                                       32,021
                                                           ------
Balance, December 31, 2000                              $ 438,109         $2,000       $282,872    $   (62,097)        $215,334
                                                        =========         ======       ========    ===========         ========

See accompanying notes.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

Statements of cash flows

Years ended December 31, ($ thousands)                                                2000                1999                1998

Cash flows from operating activities:
Net income                                                                       $  24,365           $  33,987           $  22,026
Adjustments to reconcile net income
to net cash (used in) provided by operating activities:
     Change in accrued investment income                                             1,735               5,064              (2,152)
     Change in accounts receivable                                                    (551)               (102)                349
     Change in deferred policy acquisition costs, net                              (18,334)             16,191              28,022
     Change in other assets                                                         (9,960)                 34                  74
     Change in policy claims and other policyholders' funds                         (2,802)              4,708              (3,939)
     Deferred income tax provision (benefit)                                         7,029                 711              (9,591)
     Change in other liabilities                                                   (11,110)             (7,064)              7,595
     Amortization of premium, net                                                    2,682               2,315                 122
     Net realized (gain) loss on investments                                          (469)             (6,565)              4,788
     Other, net                                                                       (233)             (1,562)              2,544
                                                                                      ----              ------               -----
         Net cash (used in) provided by operating activities                        (7,648)             47,717              49,838

Cash flows from investing activities:
Fixed maturities held to maturity:
     Maturities                                                                     65,716              65,705              73,601
     Sales                                                                           5,128               8,466              31,117
Fixed maturities available for sale:
     Purchases                                                                    (101,665)           (593,888)           (298,885)
     Maturities                                                                    171,297             248,317             335,357
     Sales                                                                         176,296             469,126              48,492
Other investments:
     Purchases                                                                      (1,388)            (28,520)           (161,252)
     Sales                                                                          65,978              57,548              78,681
Change in amounts due from brokers                                                  (1,316)                 --                  --
Change in amounts due to brokers                                                      (828)            (29,132)             19,412
                                                                                      ----             -------              ------
         Net cash provided by investing activities                                 379,218             197,622             126,523

Cash flows from financing activities:
Activity related to universal life type insurance and investment contracts:
     Considerations received                                                       398,462             299,899             302,158
     Surrenders and other benefits                                                (926,220)           (753,821)           (707,052)
     Interest credited to account balances                                         191,040             208,583             228,533
                                                                                   -------             -------             -------
         Net cash used in financing activities                                    (336,718)           (245,339)           (176,361)
                                                                                  --------            --------            --------
Net increase in cash and cash equivalents                                           34,852                  --                  --
Cash and cash equivalents at beginning of year                                          --                  --                  --
                                                                                      ----                ----                ----
Cash and cash equivalents at end of year                                         $  34,852           $      --           $      --
                                                                                 =========           =========           =========
See accompanying notes.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

Notes to Financial Statements

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance business in 48 states. The Company's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and annual premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities and variable universal life are offered as well. The Company distributes its products through financial institutions and unbranded independent financial advisors.

Basis of presentation
The Company is a  wholly-owned  subsidiary  of IDS Life  Insurance  Company (IDS
Life), which is a wholly owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly owned subsidiary of American Express Company. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4).

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments
Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities and marketable equity securities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of accumulated other comprehensive (loss) income, net of deferred income taxes.

Realized investment gain or loss is determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

Mortgage loans on real estate are carried at amortized cost less a reserve for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment  of mortgage  loans is measured as the excess of the loan's  recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for mortgage loan losses. The reserve for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current and anticipated economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

The cost of interest rate caps and floors is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps and floors is included in other investments. Amounts paid or received under interest rate swap agreements are recognized as an adjustment to investment income.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

Statements of cash flows
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value.

Supplementary information to the statements of cash flows for the years ended December 31, is summarized as follows:

                                    2000        1999         1998
Cash paid during the year for:
Income taxes                     $14,861     $22,007      $19,035
Interest on borrowings             1,073       2,187        5,437

Recognition of profits on annuity contracts
Profits on fixed and variable deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits on fixed annuities represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses. Profits on variable annuities represent the excess of contractholder charges over the costs of benefits provided and other expenses.

The retrospective deposit method is used in accounting for fixed and variable universal life-type insurance. Under this method, profits are recognized over the lives of the policies in proportion to the estimated gross profits expected to be realized.

Policyholder and contractholder charges include surrender charges and fees collected regarding the issue and administration of annuity contracts.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs, and certain sales expenses, have been deferred on annuity contracts. These costs are amortized using primarily the interest method.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, mortality margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. For variable universal life-type insurance and deferred annuities, actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key assumptions underlying the amortization models prospectively. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. During 2000, unlocking adjustments resulted in a net increase in amortization of $1.5 million. Net unlocking adjustments in 1999 were not significant. During 1998, unlocking adjustments resulted in a net increase in amortization of $11 million.

Liabilities for future policy benefits
Liabilities for universal-life type insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Included in other liabilities at December 31, 2000 and 1999 are $9,944 and $2,147, receivable from and payable to, respectively, IDS Life for federal income taxes.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

Accounting changes
In June 1998, the Financial Accounting Standards Board (FASB) issued, and subsequently amended, Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities," which the company adopted on January 1, 2001. This Statement establishes accounting and reporting standards for derivative instruments, including some embedded in other contracts, and hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative will be recorded in income or directly to equity, depending on the instrument's designated use.

A one-time opportunity to reclassify held-to-maturity investments to available-for-sale is allowed without tainting the remaining securities in the held-to-maturity portfolio. The Company has elected to take this opportunity to reclass its held-to-maturity investments to available-for-sale.

As of January 1, 2001, the cumulative impact of applying the Statement's accounting requirements will not have a significant impact on the Company's financial position or results of operations.

In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," superceding SFAS No. 125. The Statement is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement is effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The company does not expect SFAS No. 140 to have a material impact on the company's financial position or results of operations.

In July 2000, the FASB's Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests in Securitized Financial Assets." The consensus must be adopted for fiscal quarters beginning after March 15, 2001, with earlier adoption permitted. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. Application of the provisions of the consensus will not have a material impact on the Company's financial position or results of operations.

Reclassifications
Certain 1999 and 1998 amounts have been reclassified to conform to the 2000 presentation.

2. INVESTMENTS
Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 2000 are as follows:

                                                  Gross      Gross
                                    Amortized  unrealized  unrealized     Fair
Held to maturity                      cost        gains      losses       value
U.S. Government agency obligations   $  6,949    $    26    $     55  $    6,920
State and municipal obligations         2,101          1          --       2,102
Corporate bonds and obligations       773,630      9,876      17,470     766,036
Mortgage-backed securities            151,411        801         239     151,973
                                      -------        ---         ---     -------
                                     $934,091    $10,704    $ 17,764  $  927,031
                                     ========    =======    ========  ==========
Available for sale
U.S. Government agency obligations $    5,154    $   284    $     --  $    5,438
State and municipal obligations         2,250          5          --       2,255
Corporate bonds and obligations     1,319,781     19,103     123,865   1,215,019
Mortgage-backed securities            836,721     10,780       1,726     845,775
                                      -------     ------       -----     -------
                                   $2,163,906    $30,172    $125,591  $2,068,487
                                   ==========    =======    ========  ==========

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1999 are as follows:

                                                   Gross       Gross
                                    Amortized   unrealized  unrealized    Fair
Held to maturity                      cost         gains      losses      value
U.S. Government agency obligations $    7,514     $   23    $   431   $    7,106
State and municipal obligations         3,002         44         --        3,046
Corporate bonds and obligations       816,826      5,966     23,311      799,482
Mortgage-backed securities            179,007        296      4,834      174,469
                                      -------        ---      -----      -------
                                   $1,006,349     $6,329    $28,576   $  984,103
                                   ==========     ======    =======   ==========
Available for sale
U.S. Government agency obligations $    2,047     $   --    $     47  $    1,999
State and municipal obligations         2,250         --         190       2,060
Corporate bonds and obligations     1,419,150      7,445      90,703   1,335,892
Mortgage-backed securities            988,352      1,929      25,746     964,536
                                      -------      -----      ------     -------
                                   $2,411,799     $9,374    $116,686  $2,304,487
                                   ==========     ======    ========  ==========

The amortized cost and fair value of investments in fixed maturities at December 31, 2000 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                     Amortized                    Fair
Held to maturity                       cost                       value
Due from one to five years            $405,375                  $402,691
Due from five to ten years             321,802                   317,320
Due in more than ten years              55,503                    55,047
Mortgage-backed securities             151,411                   151,973
                                       -------                   -------
                                      $934,091                  $927,031
                                      ========                  ========

                                    Amortized                     Fair
Available for sale                     cost                       value
Due from one to five years          $   61,851                $   67,514
Due from five to ten years             965,579                   878,853
Due in more than ten years             299,755                   276,345
Mortgage-backed securities             836,721                   845,775
                                       -------                   -------
                                    $2,163,906                $2,068,487
                                    ==========                ==========


During the years ended December 31, 2000, 1999 and 1998, fixed maturities classified as held to maturity were sold with amortized cost of $5,128, $8,466 and $31,117, respectively. Net gains and losses on these sales were not significant. The sales of these fixed maturities were due to significant deterioration in the issuers' creditworthiness.

In addition, fixed maturities available for sale were sold during 2000 with proceeds of $176,296 and gross realized gains and losses of $3,488 and $1,516 respectively. Fixed maturities available for sale were sold during 1999 with proceeds of $469,126 and gross realized gains and losses of $10,374 and $4,147, respectively. Fixed maturities available for sale were sold during 1998 with proceeds of $48,492 and gross realized gains and losses of $2,835 and $4,516, respectively.

At December 31, 2000, bonds carried at $3,259 were on deposit with various states as required by law.

At December 31, 2000, investments in fixed maturities comprised 80 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $463 million which are rated by AEFC internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

Rating                             2000       1999
Aaa/AAA                       $  998,333   $1,168,144
Aaa/AA                             1,000           --
Aa/AA                             34,535       42,859
Aa/A                              59,569       52,416
A/A                              367,643      422,668
A/BBB                            121,028      189,072
Baa/BBB                          989,301      995,152
Baa/BB                            67,156       64,137
Below investment grade           459,432      483,700
                                 -------      -------
                              $3,097,997   $3,418,148
                              ==========   ==========

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

At December 31, 2000, approximately 92 percent of the securities rated Aaa/AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than one percent of the Company's total investments in fixed maturities.

At December 31, 2000, approximately 19 percent of the Company's invested assets were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                              December 31, 2000             December 31, 1999
                          On balance    Commitments      On balance  Commitments
Region                       sheet      to purchase         sheet    to purchase
South Atlantic              $172,349       $--             $194,325      $   --
Middle Atlantic              106,376        --              118,699          --
East North Central           122,354        --              126,243          --
Mountain                     100,208        --              103,751          --
West North Central           110,669        --              125,891         513
New England                   39,877        --               43,345         802
Pacific                       38,559        --               41,396          --
West South Central            30,172        --               31,153          --
East South Central             6,749        --                7,100          --
                               -----     -----                -----       -----
                             727,313        --              791,903       1,315
Less allowance for losses      3,304        --                6,650          --
                               -----     -----                -----       -----
                            $724,009       $--             $785,253      $1,315
                            ========       ===             ========      ======

                              December 31, 2000            December 31, 1999
                          On balance   Commitments       On balance  Commitments
Property type                sheet     to purchase          sheet    to purchase
Department/retail stores    $214,927        $--            $232,449      $1,315
Apartments                   152,906         --             181,346          --
Office buildings             191,767         --             202,132          --
Industrial buildings          80,330         --              83,186          --
Hotels/Motels                 41,977         --              43,839          --
Medical buildings             29,173         --              32,284          --
Nursing/retirement homes       6,471         --               6,608          --
Mixed Use                      9,762         --              10,059          --
                               -----      -----              ------       -----
                             727,313         --             791,903       1,315
Less allowance for losses      3,304         --               6,650          --
                               -----      -----               -----       -----
                            $724,009        $--            $785,253      $1,315
                            ========        ===            ========      ======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2000 and 1999, the Company's recorded investment in impaired loans was $9,014 and $5,200, respectively, with allowances of $500 and $1,250, respectively. During 2000 and 1999, the average recorded investment in impaired loans was $4,684 and $5,399, respectively.

The  Company  recognized  $221,  $136 and $251 of  interest  income  related  to
impaired  loans  for  the  years  ended  December  31,  2000,   1999  and  1998,
respectively.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

The following table presents changes in the allowance for investment losses related to all loans:

                                              2000        1999         1998
Balance, January 1                            $6,650     $8,500       $3,718
(Reduction) provision for investment losses   (3,346)    (1,850)       4,782
                                              ------     ------        -----
Balance, December 31                          $3,304     $6,650       $8,500
                                              ======     ======       ======

At December 31, 2000 the Company had no commitments to purchase investments.

Net investment income for the years ended December 31 is summarized as follows:

                                  2000          1999             1998
Interest on fixed maturities    $237,201      $265,199         $285,260
Interest on mortgage loans        59,686        63,721           65,351
Interest on cash equivalents       1,136           534              137
Other                              5,693        (1,755)          (2,493)
                                   -----        ------           ------
                                 303,716       327,699          348,255
Less investment expenses           3,957         4,953            8,036
                                   -----         -----            -----
                                $299,759      $322,746         $340,219
                                ========      ========         ========

Net realized gain (loss) on investments for the years ended December 31 is summarized as follows:

                                  2000         1999           1998
Fixed maturities                $ (2,877)     $ 4,715        $    28
Mortgage loans                     3,346       (1,650)        (4,816)
                                   -----       ------         ------
                                $    469      $ 3,065        $(4,788)
                                ========      =======        =======

Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                        2000          1999          1998
Fixed maturities available for sale    $11,894     $(175,458)     $(8,032)

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The  income  tax  expense  for the years  ended  December  31,  consists  of the following:
                                2000        1999           1998
Federal income taxes:
Current                        $ 6,170      $15,531       $23,227
Deferred                         7,029          711        (9,591)
                                 -----          ---        ------
                                13,199       16,242        13,636
State income taxes-- current       888          433           759
                                   ---          ---           ---
Income tax expense             $14,087      $16,675       $14,395
                               =======      =======       =======

Increases  (decreases) to the federal income tax provision  applicable to pretax income  based on the  statutory  rate,  for the years  ended  December  31,  are attributable to:
                                                           2000                   1999                   1998
                                                   Provision   Rate       Provision    Rate      Provision   Rate
Federal income taxes based on the statutory rate     $13,458   35.0%      $17,731     35.0%       $13,972   35.0%
Increases (decreases) are attributable to :
     Tax-excluded interest                                (4)    --           (14)      --            (35)  (0.1)
     State tax, net of federal benefit                   578    1.5           281      0.5            493    1.2
Other, net                                                55    0.1        (1,323)    (2.6)           (35)    --
                                                          --    ---        ------     ----            ---    ---
Total income taxes                                   $14,087   36.6%      $16,675     32.9%       $14,395   36.1%
                                                     =======   ====       =======     ====        =======   ====

Significant   components  of  the  Company's  deferred  income  tax  assets  and liabilities as of December 31 are as follows:

Deferred income tax assets:                         2000            1999
Policy reserves                                    $40,242          $46,243
Unrealized losses on investments                    31,441           39,678
Other                                                6,208            1,070
                                                     -----            -----
     Total deferred income tax assets               77,891           86,991
                                                    ------           ------
Deferred income tax liabilities:
Deferred policy acquisition costs                   51,541           49,490
                                                    ------           ------
     Total deferred income tax liabilities          51,541           49,490
                                                    ------           ------
     Net deferred income tax assets                $26,350          $37,501
                                                   =======          =======

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus aggregated $31,152 and $58,223 as of December 31, 2000 and 1999, respectively. In addition, dividends in excess of $nil would require approval by the Insurance Department of the state of Indiana.

Statutory net (loss) income for the years ended December 31 and statutory capital and surplus as of December 31, are summarized as follows:

                                  2000          1999         1998
Statutory net (loss) income     $(11,928)    $ 15,241      $ 37,902
Statutory capital and surplus    315,930      343,094       330,588

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The state of Indiana has adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare their statutory-basis financial statements. Management believes these changes will not adversely impact the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS
The Company has purchased interest rate floors from IDS Life and entered into an interest rate swap with IDS Life to manage its exposure to interest rate risk. The interest rate floors had a carrying amount of $6,489 and $8,258 at December 31, 2000 and 1999, respectively. The interest rate swap is an off balance sheet transaction.

The Company has no employees. Charges by IDS Life for services and use of other joint facilities aggregated $45,191, $38,931 and $28,482 for the years ended December 31, 2000, 1999 and 1998, respectively. Certain of these costs are included in deferred policy acquisition costs.

6. LINES OF CREDIT
The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2000 or 1999.

7. DERIVATIVE FINANCIAL INSTRUMENTS
The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Credit risk related to interest rate caps and floors is measured by replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit exposure.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

The Company's holdings of derivative financial instruments are as follows:

                             Notional    Carrying        Fair       Total credit
December 31, 2000             amount      amount         value        exposure
Assets:
     Interest rate caps     $  500,000     $2,037      $    414       $    414
     Interest rate floors    2,000,000      6,489        13,185         13,185
Off balance sheet:
     Interest rate swaps     2,000,000         --       (51,369)       (51,369)
                             ---------     ------       -------        -------
                                           $8,526      $(37,770)      $(37,770)
                                           ======      ========       ========

                             Notional    Carrying       Fair       Total credit
December 31, 1999             amount      amount        value        exposure
Assets:
     Interest rate caps     $  900,000   $  3,212       $ 4,437         $ 4,437
     Interest rate floors    2,000,000      8,258         2,251           2,251
Off balance sheet:
     Interest rate swaps     2,000,000         --        18,274          18,274
                             ---------      -----        ------          ------
                                          $11,470       $24,962         $24,962
                                          =======       =======         =======

The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. All interest rate caps, floors and swaps will expire on various dates from 2001 to 2006.

Interest rate caps, floors and swaps are used to manage the Company's exposure to interest rate risk. These instruments are used primarily to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.


8. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                               December 31, 2000          December 31, 1999
                                              Carrying      Fair         Carrying        Fair
Financial Assets                               amount       value          amount       value
Investments:
Fixed maturities (Note 2):
     Held to maturity                       $  934,091   $  927,031     $1,006,349   $  984,103
     Available for sale                      2,068,487    2,068,487      2,304,487    2,304,487
Mortgage loans on real estate (Note 2)         724,009      740,992        785,253      770,095
Derivative financial instruments (Note 7)        8,526      (37,770)        11,470       24,962
Separate account assets (Note 1)               589,310      589,310        220,994      220,994
Cash and cash equivalents                       34,852       34,852             --           --

Financial Liabilities
Future policy benefits for fixed annuities  $3,567,085   $3,480,270     $3,905,849   $3,778,945
Separate account liabilities                   589,310      567,989        220,994      209,942
                                               -------      -------        -------      -------

At December 31, 2000 and 1999, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $17,699 and $15,633, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2000 and 1999.

The fair values of deferred annuities and separate account liabilities are estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2000 and 1999.

9. COMMITMENTS AND CONTINGENCIES
In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products, anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in one of these lawsuits. In September 2000, the court gave preliminary approval to the proposed settlement and AEFC has mailed notices to all of the over two million class members. A fairness hearing is scheduled for March 2001, with final approval anticipated in the second quarter, pending any legal appeals. The anticipated costs of settlement remain unchanged from 1999. The portion of the settlement allocated to the Company did not have a material impact on the Company's financial position or results of operations. The agreement also provides for release by class members of all insurance and annuity market conduct claims dating back to 1985 and is subject to a number of contingencies, including final court approval.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Performance Information ............................................  3
Calculating Annuity Payouts ........................................ 21
Rating Agencies .................................................... 23
Principal Underwriter .............................................. 23
Independent Auditors ............................................... 23


Condensed Financial Information (Unaudited) ........................ 24


Financial Statements

[AMERICAN EXPRESS LOGO]
                                                                     WELLS FARGO
                                                           ADVANTAGE-SM- BUILDER
                                                                VARIABLE ANNUITY

ISSUED BY:
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

PROSPECTUS

MAY 1, 2001

FOR CONTRACTS PURCHASED IN THE STATE OF OREGON THE NAME OF THE PRODUCT IS CHANGED TO: ADVANTAGE BUILDER VARIABLE ANNUITY.

INDIVIDUAL OR GROUP FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

ISSUED BY:  AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
            (AMERICAN ENTERPRISE LIFE)
            829 AXP Financial Center
            Minneapolis, MN 55474
            Telephone: (800) 333-3437

This prospectus contains information that you should know before investing. You also will receive the prospectuses for:

-  American Express-Registered Trademark-  -  Goldman Sachs Variable Insurance
   Variable Portfolio Funds(VIT)               Trust

-  AIM Variable Insurance Funds            -  MFS-Registered Trademark- Variable
                                              Insurance Trust-SM-

-  The Dreyfus Socially Responsible        -  Putnam Variable Trust - IB Shares
   Growth Fund, Inc.

-  Fidelity Variable Insurance Products    -  Wells Fargo Variable Trust Funds
    - Service Class 2

-  Franklin-Registered Trademark-
   Templeton-Registered Trademark-
   Variable Insurance Products  Trust
   (FTVIPT) - Class 2

Please read the prospectuses carefully and keep them for future reference.

The contract provides for purchase payment credits which we may reverse up to the maximum withdrawal charge under certain circumstances. Expense charges from contracts with purchase payment credits may be higher than charges for contracts without such credits. The amount of the credit may be more than offset by additional fees and charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

American Enterprise Life offers several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

TABLE OF CONTENTS

KEY TERMS                                                 3

THE CONTRACT IN BRIEF                                     4

EXPENSE SUMMARY                                           6

CONDENSED FINANCIAL INFORMATION (UNAUDITED)              19

FINANCIAL STATEMENTS                                     24

PERFORMANCE INFORMATION                                  25

THE VARIABLE ACCOUNT AND THE FUNDS                       26

THE FIXED ACCOUNTS                                       31

BUYING YOUR CONTRACT                                     34

CHARGES                                                  36

VALUING YOUR INVESTMENT                                  40

MAKING THE MOST OF YOUR CONTRACT                         41

WITHDRAWALS                                              44

CHANGING OWNERSHIP                                       44

BENEFITS IN CASE OF DEATH                                45

OPTIONAL BENEFITS                                        46

THE ANNUITY PAYOUT PERIOD                                54

TAXES                                                    56

VOTING RIGHTS                                            57

SUBSTITUTION OF INVESTMENTS                              58

ABOUT THE SERVICE PROVIDERS                              58

ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE    59

DIRECTORS AND EXECUTIVE OFFICERS                         62

EXPERTS                                                  63

AMERICAN ENTERPRISE LIFE INSURANCE  COMPANY
FINANCIAL INFORMATION                                    64

TABLE OF CONTENTS OF THE  STATEMENT OF
ADDITIONAL INFORMATION                                   77


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2 WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force and before annuity payouts begin.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.


CONTRACT: A deferred annuity contract, or a certificate showing your interest under a group annuity contract, that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.


CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.


FIXED ACCOUNTS: The one-year fixed account is an account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically. Guarantee Period Accounts are fixed accounts to which you may also allocate purchase payments. These accounts have guaranteed interest rates declared for periods ranging from two to ten years. Withdrawals from the Guarantee Period Accounts done more than 30 days before the end of the Guarantee Period will receive a Market Value Adjustment, which may result in a gain or loss of principal.


FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GUARANTEE PERIOD: The number of years that a guaranteed interest rate is credited.


MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its Guarantee Period.


OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on total net payments (total payments less total withdrawals). We apply the credit to your contract based on your current payment.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

-  Roth IRAs under Section 408A of the Code

-  Simplified Employee Pension (SEP) plans under Section 408(k) of the Code


A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.


All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date you add a rider to your contract.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.


--------------------------------------------------------------------------------
                                                     PROSPECTUS -- MAY 1, 2001 3

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed accounts and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity or life insurance contract.


Most annuities have a tax-deferred feature. So do many retirement plans under the Internal Revenue Code. As a result, when you use an annuity to fund a retirement plan that is tax deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.


FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value, less any purchase payment credits up to the maximum withdrawal charges. (See "Buying Your Contract -- Purchase Payment Credits.") However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:

- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 26)

- the fixed accounts, which earn interest at rates that we adjust periodically. Some states restrict the amount you can allocate to these accounts. (p. 31)

BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy only a nonqualified annuity (by rollover only) or a qualified annuity from your Wells Fargo sales representative without prior approval. Contracts issued through American Express Financial Advisors Inc. (AEFA) are only available with an eight-year withdrawal charge schedule. You may buy a qualified annuity or a nonqualified annuity through your AEFA sales representative. You can buy another contract with the same underlying funds but with different mortality and expense risk fees and withdrawal charges. For information on this contract, please call us at the telephone number listed on the first page of this prospectus or ask your sales representative. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p. 34)

-  Minimum purchase payments:

      for Systematic Investment Plans:


         $100,000 initial payment for contracts issued through AEFA. $50 initial payment for all other contracts.
         $50 for additional payments.


      for all other payment plans:


         $100,000 initial payment for contracts issued through AEFA.
         $5,000 initial payment for all other contracts issued in South
            Carolina, Texas and Washington.
         $2,000 initial payment for all other contracts issued in all other states.
         $100 for additional payments.


-  Maximum total purchase payments (without prior approval) -- $1,000,000.

- Purchase payments are limited and may not be made after the first contract anniversary for contracts issued in Oregon.


TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the Guarantee Period Accounts done more than 30 days before the end of the Guarantee Period will be subject to a MVA. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 42)


WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 44)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 44)


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4 WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 45)


OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 46)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the one-year fixed account. During the annuity payout period, your choices for subaccounts may be limited. The Guarantee Period Accounts are not available during the payout period. (p. 54)

TAXES: Generally, your contract grows tax deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (p. 56)


CHARGES: We assess certain charges in connection with your contract (p. 36):

-  $30 annual contract administrative charge;

- a 0.15% variable account administrative charge (if you allocate money to one or more subaccounts);

- a 1.35% mortality and expense risk fee (if you allocate money to one or more subaccounts) with a six-year withdrawal charge schedule(1);

- a 1.10% mortality and expense risk fee (if you allocate money to one or more subaccounts) with an eight-year withdrawal charge schedule;

- if you select the Benefit Protector-SM- Death Benefit Rider(2) (Benefit Protector), an annual fee of 0.25% of the contract value;

- if you select the Benefit Protector-SM- Plus Death Benefit Rider(2) (Benefit Protector Plus), an annual fee of 0.40% of the contract value;

- if you select the Enhanced Death Benefit Rider(2) (EDB), an additional 0.20% mortality and expense risk fee (if you allocate money to one or more subaccounts);

- if you select the Guaranteed Minimum Income Benefit Rider(3) (GMIB), an annual fee (currently 0.30%) based on the GMIB benefit base;

-  withdrawal charge;

- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a total withdrawal); and

-  the operating expenses of the funds in which the subaccounts invest.

(1) The six-year withdrawal charge schedule is not available under contracts issued in Oregon and contracts issued through AEFA.


(2) You may select one of the following: the EDB, the Benefit Protector or the Benefit Protector Plus. Riders may not be available in all states. The Benefit Protector and the Benefit Protector Plus are only available if you and the annuitant are 75 or younger at contract issue. The EDB is only available if both you and the annuitant are 79 or younger at contract issue.

(3) The GMIB is only available at the time you purchase your contract if the annuitant is 75 or younger at contract issue and you also select the EDB. Riders may not be available in all states.



--------------------------------------------------------------------------------
                                                     PROSPECTUS -- MAY 1, 2001 5

EXPENSE SUMMARY

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.

CONTRACT OWNER EXPENSES

WITHDRAWAL CHARGE (contingent deferred sales charge as a percentage of purchase payment withdrawn)


You select either a six-year or eight-year withdrawal charge schedule at the time of application.

                SIX-YEAR SCHEDULE                                                    EIGHT-YEAR SCHEDULE
YEARS FROM PURCHASE            WITHDRAWAL CHARGE                       YEARS FROM PURCHASE           WITHDRAWAL CHARGE
  PAYMENT RECEIPT                 PERCENTAGE                             PAYMENT RECEIPT                PERCENTAGE


         1                            8%                                       1                            8%

         2                            8                                        2                            8

         3                            8                                        3                            8

         4                            6                                        4                            8

         5                            4                                        5                            8

         6                            2                                        6                            6

         Thereafter                   0                                        7                            4

                                                                               8                            2

                                                                               Thereafter                   0

A withdrawal charge also applies to payouts under certain annuity payout plans (see "Charges -- Withdrawal charge" and "The Annuity Payout Period -- Annuity payout plans").

ANNUAL CONTRACT ADMINISTRATIVE CHARGE:                                      $30*

* We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

BENEFIT PROTECTOR-SM- DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE:         0.25%

(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)

BENEFIT PROTECTOR-SM- PLUS DEATH BENEFIT RIDER
(BENEFIT PROTECTOR PLUS) FEE:                                              0.40%

(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE:                        0.30%

(As a percentage of the GMIB benefit base charged annually at the contract anniversary. This is an optional expense.)


--------------------------------------------------------------------------------
6 WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY

ANNUAL VARIABLE ACCOUNT EXPENSES

(As a percentage of average subaccount value)

You can choose the length of your contract's withdrawal charge schedule and the death benefit guarantee provided. The combination you choose determines the fees you pay. The table below shows the combinations available to you and their cost.

                                                                 SIX-YEAR WITHDRAWAL      EIGHT-YEAR WITHDRAWAL
                                                                   CHARGE SCHEDULE           CHARGE SCHEDULE

   VARIABLE ACCOUNT ADMINISTRATIVE CHARGE:                                0.15%                     0.15%

   MORTALITY AND EXPENSE RISK FEE:                                        1.35                      1.10

   ENHANCED DEATH BENEFIT RIDER (EDB) FEE:                                0.20                      0.20
     (As part of the mortality and expense risk fee.
      This is an optional expense.)

   TOTAL ANNUAL VARIABLE ACCOUNT EXPENSES  WITHOUT THE OPTIONAL EDB FEE:  1.50%                     1.25%

   TOTAL ANNUAL VARIABLE ACCOUNT EXPENSES  WITH THE OPTIONAL EDB FEE:     1.70%                     1.45%


ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                                    MANAGEMENT      12b-1          OTHER
                                                                       FEES         FEES         EXPENSES         TOTAL

AXP-Registered Trademark- Variable Portfolio -

      Blue Chip Advantage Fund                                           .56%          .13%           .26%           .95%(1)

      Capital Resource Fund                                              .60           .13            .04            .77(2)

      Diversified Equity Income Fund                                     .56           .13            .26            .95(1)

      Extra Income Fund                                                  .62           .13            .07            .82(2)

      Federal Income Fund                                                .61           .13            .13            .87(1)

      New Dimensions Fund-Registered Trademark-                          .60           .13            .05            .78(2)

      Small Cap Advantage Fund                                           .75           .13            .31           1.19(1)

AIM V.I.

      Capital Appreciation Fund                                          .61            --            .21            .82(3)

      Value Fund                                                         .61            --            .23            .84(3)

Dreyfus

      The Dreyfus Socially Responsible Growth Fund, Inc. -
      Initial Share Class                                                .75            --            .03            .78(4)

Fidelity VIP

      Dynamic Capital Appreciation Portfolio (Service Class 2)           .57           .25            .61           1.43(5)

      High Income Portfolio (Service Class 2)                            .58           .25            .18           1.01(3)

      Mid Cap Portfolio (Service Class 2)                                .57           .25            .17            .99(6)

Franklin Templeton VIP Trust

      Franklin Income Securities Fund - Class 2                          .49           .25            .01            .75(7),(8)

      Franklin Real Estate Fund - Class 2                                .58           .25            .02            .85(7),(8)

      Franklin Small Cap Fund - Class 2                                  .49           .25            .28           1.02(8),(9),(10)

      Mutual Shares Securities Fund - Class 2                            .60           .25            .20           1.05(8)

Goldman Sachs VIT

      CORE-SM- U.S. Equity Fund                                          .70            --            .20            .90(11)

      Global Income Fund                                                 .90            --            .25           1.15(11)

      Internet Tollkeeper Fund-SM-                                      1.00            --            .25           1.25(11)

      Mid Cap Value Fund                                                 .80            --            .25           1.05(11)


--------------------------------------------------------------------------------
                                                     PROSPECTUS -- MAY 1, 2001 7

ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS) (CONTINUED)

                                                                         MANAGEMENT      12b-1          OTHER
                                                                            FEES         FEES         EXPENSES         TOTAL

MFS-Registered Trademark-

      Investors Trust Series - Initial Class (previously
      MFS-Registered Trademark- Growth with Income Series)                    .75%           --%           .12%           .87%(12)

      Utilities Series - Initial Class                                        .75            --            .16            .91(12)

Putnam Variable Trust

      Putnam VT International Growth Fund - Class IB Shares                   .76           .25            .18           1.19(13)

      Putnam VT Vista Fund - Class IB Shares                                  .60           .25            .07            .92(13)

Wells Fargo VT

      Asset Allocation Fund                                                   .57           .25            .18           1.00(14)

      Corporate Bond Fund                                                     .25           .25            .40            .90(14)

      Equity Income Fund                                                      .53           .25            .22           1.00(14)

      Equity Value Fund                                                       .15           .25            .60           1.00(14)

      Growth Fund                                                             .47           .25            .28           1.00(14)

      International Equity Fund                                               .15           .25            .60           1.00(14)

      Large Company Growth Fund                                               .27           .25            .48           1.00(14)

      Money Market Fund                                                       .50            --            .35            .85(14)

      Small Cap Growth Fund                                                   .15           .25            .80           1.20(14)

(1) The fund's expense figures are based on actual expenses, after fee waivers and expenses reimbursements, for the fiscal year ending Aug. 31, 2000. Without fee waivers and expense reimbursements "Other Expense" and "Total" would be 0.27% and 0.96% for AXP Variable Portfolio - Blue Chip Advantage Fund, 0.80% and 1.49% for AXP Variable Portfolio - Diversified Equity Income Fund, 0.15% and 0.89% for AXP Variable Portfolio - Federal Income Fund, and 0.55% and 1.43% for AXP Variable Portfolio - Small Cap Advantage Fund.

(2) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2000.

(3) Figures in "Management Fees," "12b-1 Fees," "Other Expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2000.

(4) These expenses are for the Initial Share Class for the fiscal year ended Dec. 31, 2000. Actual expenses in future years may be higher or lower than the expenses shown.

(5) The annual class operating expenses provided are based on estimated expenses.

(6) There were no reimbursements or expense reductions for the period ended Dec. 31, 2000. Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.

(7) The Fund administration fee is paid indirectly through the management fee.

(8) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

(9) Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended Dec. 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000.

(10) The manager has agreed in advance to make an estimated reduction of 0.04% in its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Absent this reduction, "Management Fees" and "Total" would have been 0.53% and 1.06% for Franklin Small Cap Fund - Class 2.

(11) Expense ratios are shown after fee waivers and expense reimbursements by the investment adviser. The expense ratios before the waivers and reimbursements would have been: 0.70%, 0.17%, and 0.87% for CORE-SM- U.S. Equity Fund, and 0.90%, 2.05% and 2.95% for Global Income Fund, 1.00%, 4.62% and 5.62% for Internet Tollkeeper Fund and 0.80%, 0.42% and 1.22% for Mid Cap Value Fund. CORE-SM- and Internet Tollkeeper Fund-SM- are service marks of Goldman, Sachs & Co.

(12) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal: 0.87% for Investors Trust Series and 0.90% for Utilities Series.

(13) Restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.15% of average net assets.

(14) Amounts represent expenses as of Dec. 31, 2000. Expenses are shown after fee waivers and expense reimbursements. Without fee waivers and expense reimbursements "Management Fees," "Other Expenses" and "Total" would have been 0.70%, 0.18% and 1.13% for Wells Fargo VT Asset Allocation Fund, 0.60%, 0.40% and 1.25% for Wells Fargo VT Corporate Bond Fund, 0.70%, 0.22% and 1.17% for Wells Fargo VT Equity Income Fund, 0.70%, 0.62% and 1.57% for Wells Fargo VT Equity Value Fund, 0.70%, 0.28% and 1.23% for Wells Fargo VT Growth Fund, 0.90%, 1.25% and 2.40% for Wells Fargo VT International Equity Fund, 0.70%, 0.48% and 1.43% for Wells Fargo VT Large Company Growth Fund 0.55%, 0.35% and 0.90% for Wells Fargo VT Money Market Fund, and 0.90%, 1.26% and 2.41% for Wells Fargo VT Small Cap Growth Fund.


--------------------------------------------------------------------------------
8 WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY

EXAMPLES*: In order to provide a meaningful discussion about the contract and its options, we provided expense examples for each fund showing every available optional contract feature combination. Under each fund you will find an example showing: 1) the base contract with no optional riders, 2) the contract with selection of the optional Benefit Protector-SM- Death Benefit Rider, 3) the contract with selection of the optional Benefit Protector-SM- Plus Death Benefit Rider, 4) the contract with selection of the optional Enhanced Death Benefit Rider, and 5) the contract with selection of the optional Guaranteed Minimum Income Benefit Rider and Enhanced Death Benefit Rider. We first show the expenses for your contract assuming selection of the six-year withdrawal charge schedule followed by the expenses for your contract assuming selection of the eight-year withdrawal charge schedule.

You would pay the following expenses on a $1,000 investment if you selected a SIX-YEAR WITHDRAWAL CHARGE SCHEDULE** and assuming a 5% annual return and ...

                                                       A TOTAL WITHDRAWAL AT THE        NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                        END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS

AXP-Registered Trademark- VP - Blue Chip Advantage Fund

      base contract with no optional riders         $105.36  $157.97  $173.20 $283.63         $25.36   $77.97  $133.20 $283.63

      optional Benefit Protector                     107.92   165.63   185.91  308.65          27.92    85.63   145.91  308.65

      optional Benefit Protector Plus                109.46   170.20   193.47  323.36          29.46    90.20   153.47  323.36

      optional EDB                                   107.41   164.10   183.38  303.70          27.41    84.10   143.38  303.70

      optional GMIB and EDB                          110.56   173.76   199.85  338.60          30.56    93.76   159.85  338.60

AXP-Registered Trademark- VP - Capital Resource Fund

      base contract with no optional riders          103.51   152.43   163.96  265.23          23.51    72.43   123.96  265.23

      optional Benefit Protector                     106.08   160.11   176.77  290.70          26.08    80.11   136.77  290.70

      optional Benefit Protector Plus                107.61   164.71   184.39  305.68          27.61    84.71   144.39  305.68

      optional EDB                                   105.56   158.58   174.22  285.66          25.56    78.58   134.22  285.66

      optional GMIB and EDB                          108.71   168.26   190.76  320.86          28.71    88.26   150.76  320.86

AXP-Registered Trademark- VP - Diversified Equity Income Fund

      base contract with no optional riders          105.36   157.97   173.20  283.63          25.36    77.97   133.20  283.63

      optional Benefit Protector                     107.92   165.63   185.91  308.65          27.92    85.63   145.91  308.65

      optional Benefit Protector Plus                109.46   170.20   193.47  323.36          29.46    90.20   153.47  323.36

      optional EDB                                   107.41   164.10   183.38  303.70          27.41    84.10   143.38  303.70

      optional GMIB and EDB                          110.56   173.76   199.85  338.60          30.56    93.76   159.85  338.60

AXP-Registered Trademark- VP - Extra Income Fund

      base contract with no optional riders          104.03   153.97   166.53  270.38          24.03    73.97   126.53  270.38

      optional Benefit Protector                     106.59   161.65   179.31  295.72          26.59    81.65   139.31  295.72

      optional Benefit Protector Plus                108.13   166.24   186.92  310.62          28.13    86.24   146.92  310.62

      optional EDB                                   106.08   160.11   176.77  290.70          26.08    80.11   136.77  290.70

      optional GMIB and EDB                          109.23   169.79   193.29  325.82          29.23    89.79   153.29  325.82

AXP-Registered Trademark- VP - Federal Income Fund

      base contract with no optional riders          104.54   155.51   169.10  275.50          24.54    75.51   129.10  275.50

      optional Benefit Protector                     107.10   163.18   181.85  300.71          27.10    83.18   141.85  300.71

      optional Benefit Protector Plus                108.64   167.76   189.44  315.54          28.64    87.76   149.44  315.54

      optional EDB                                   106.59   161.65   179.31  295.72          26.59    81.65   139.31  295.72

      optional GMIB and EDB                          109.74   171.32   195.82  330.75          29.74    91.32   155.82  330.75

AXP VP - New Dimensions Fund-Registered Trademark-

      base contract with no optional riders          103.62   152.73   164.48  266.27          23.62    72.73   124.48  266.27

      optional Benefit Protector                     106.18   160.42   177.28  291.71          26.18    80.42   137.28  291.71

      optional Benefit Protector Plus                107.72   165.01   184.90  306.67          27.72    85.01   144.90  306.67

      optional EDB                                   105.67   158.89   174.73  286.67          25.67    78.89   134.73  286.67

      optional GMIB and EDB                          108.82   168.57   191.26  321.85          28.82    88.57   151.26  321.85


--------------------------------------------------------------------------------
                                                     PROSPECTUS -- MAY 1, 2001 9

You would pay the following expenses on a $1,000 investment if you selected a SIX-YEAR WITHDRAWAL CHARGE SCHEDULE** and assuming a 5% annual return and ... (continued)

                                                       A TOTAL WITHDRAWAL AT THE        NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                        END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS

AXP-Registered Trademark- VP - Small Cap Advantage Fund

      base contract with no optional riders         $107.82  $165.32  $185.40 $307.66         $27.82   $85.32  $145.40 $307.66

      optional Benefit Protector                     110.38   172.94   197.98  332.08          30.38    92.94   157.98  332.08

      optional Benefit Protector Plus                111.92   177.50   205.47  346.45          31.92    97.50   165.47  346.45

      optional EDB                                   109.87   171.42   195.48  327.25          29.87    91.42   155.48  327.25

      optional GMIB and EDB                          113.02   181.06   211.87  361.76          33.02   101.06   171.87  361.76

AIM V.I. Capital Appreciation Fund

      base contract with no optional riders          104.03   153.97   166.53  270.38          24.03    73.97   126.53  270.38

      optional Benefit Protector                     106.59   161.65   179.31  295.72          26.59    81.65   139.31  295.72

      optional Benefit Protector Plus                108.13   166.24   186.92  310.62          28.13    86.24   146.92  310.62

      optional EDB                                   106.08   160.11   176.77  290.70          26.08    80.11   136.77  290.70

      optional GMIB and EDB                          112.38   179.72   200.77  355.51          32.38    89.79   153.29  325.82

AIM V.I. Value Fund

      base contract with no optional riders          104.23   154.58   167.56  272.43          24.23    74.58   127.56  272.43

      optional Benefit Protector                     106.79   162.26   180.33  297.72          26.79    82.26   140.33  297.72

      optional Benefit Protector Plus                108.33   166.85   187.93  312.59          28.33    86.85   147.93  312.59

      optional EDB                                   106.28   160.73   177.79  292.71          26.28    80.73   137.79  292.71

      optional GMIB and EDB                          109.43   170.40   194.30  327.80          29.43    90.40   154.30  327.80

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class

      base contract with no optional riders          103.62   152.73   164.48  266.27          23.62    72.73   124.48  266.27

      optional Benefit Protector                     106.18   160.42   177.28  291.71          26.18    80.42   137.28  291.71

      optional Benefit Protector Plus                107.72   165.01   184.90  306.67          27.72    85.01   144.90  306.67

      optional EDB                                   105.67   158.89   174.73  286.67          25.67    78.89   134.73  286.67

      optional GMIB and EDB                          108.82   168.57   191.26  321.85          28.82    88.57   151.26  321.85

Fidelity VIP Dynamic Capital Appreciation Portfolio (Service Class 2)

      base contract with no optional riders          110.28   172.64   197.48  331.12          30.28    92.64   157.48  331.12

      optional Benefit Protector                     112.84   180.22   209.94  354.96          32.84   100.22   169.94  354.96

      optional Benefit Protector Plus                114.38   184.76   217.35  368.99          34.38   104.76   177.35  368.99

      optional EDB                                   112.33   178.71   207.46  350.24          32.33    98.71   167.46  350.24

      optional GMIB and EDB                          115.48   188.33   223.77  384.37          35.48   108.33   183.77  384.37

Fidelity VIP High Income Portfolio (Service Class 2)

      base contract with no optional riders          105.97   159.81   176.26  289.69          25.97    79.81   136.26  289.69

      optional Benefit Protector                     108.54   167.46   188.94  314.56          28.54    87.46   148.94  314.56

      optional Benefit Protector Plus                110.07   172.03   196.48  329.19          30.07    92.03   156.48  329.19

      optional EDB                                   108.02   165.93   186.41  309.64          28.02    85.93   146.41  309.64

      optional GMIB and EDB                          111.17   175.59   202.87  344.44          31.17    95.59   162.87  344.44

Fidelity VIP Mid Cap Portfolio (Service Class 2)

      base contract with no optional riders          105.77   159.19   175.24  287.68          25.77    79.19   135.24  287.68

      optional Benefit Protector                     108.33   166.85   187.93  312.59          28.33    86.85   147.93  312.59

      optional Benefit Protector Plus                109.87   171.42   195.48  327.25          29.87    91.42   155.48  327.25

      optional EDB                                   107.82   165.32   185.40  307.66          27.82    85.32   145.40  307.66

      optional GMIB and EDB                          110.97   174.98   201.87  342.50          30.97    94.98   161.87  342.50


--------------------------------------------------------------------------------
10 WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY

You would pay the following expenses on a $1,000 investment if you selected a SIX-YEAR WITHDRAWAL CHARGE SCHEDULE** and assuming a 5% annual return and ... (continued)

                                                       A TOTAL WITHDRAWAL AT THE        NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                        END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS

FTVIPT Franklin Income Securities Fund - Class 2

      base contract with no optional riders         $103.31  $151.81  $162.93 $263.17         $23.31   $71.81  $122.93 $263.17

      optional Benefit Protector                     105.87   159.50   175.75  288.69          25.87    79.50   135.75  288.69

      optional Benefit Protector Plus                107.41   164.10   183.38  303.70          27.41    84.10   143.38  303.70

      optional EDB                                   105.36   157.97   173.20  283.63          25.36    77.97   133.20  283.63

      optional GMIB and EDB                          108.51   167.65   189.74  318.87          28.51    87.65   149.74  318.87

FTVIPT Franklin Real Estate Fund - Class 2

      base contract with no optional riders          104.33   154.89   168.08  273.45          24.33    74.89   128.08  273.45

      optional Benefit Protector                     106.90   162.57   180.84  298.72          26.90    82.57   140.84  298.72

      optional Benefit Protector Plus                108.43   167.15   188.43  313.58          28.43    87.15   148.43  313.58

      optional EDB                                   106.38   161.03   178.30  293.71          26.38    81.03   138.30  293.71

      optional GMIB and EDB                          109.53   170.71   194.81  328.78          29.53    90.71   154.81  328.78

FTVIPT Franklin Small Cap Fund - Class 2

      base contract with no optional riders          106.08   160.11   176.77  290.70          26.08    80.11   136.77  290.70

      optional Benefit Protector                     108.64   167.76   189.44  315.54          28.64    87.76   149.44  315.54

      optional Benefit Protector Plus                110.18   172.33   196.98  330.15          30.18    92.33   156.98  330.15

      optional EDB                                   108.13   166.24   186.92  310.62          28.13    86.24   146.92  310.62

      optional GMIB and EDB                          111.28   175.90   203.37  345.41          31.28    95.90   163.37  345.41

FTVIPT Mutual Shares Securities Fund - Class 2

      base contract with no optional riders          106.38   161.03   178.30  293.71          26.38    81.03   138.30  293.71

      optional Benefit Protector                     108.95   168.68   190.95  318.48          28.95    88.68   150.95  318.48

      optional Benefit Protector Plus                110.48   173.25   198.48  333.05          30.48    93.25   158.48  333.05

      optional EDB                                   108.43   167.15   188.43  313.58          28.43    87.15   148.43  313.58

      optional GMIB and EDB                          111.58   176.81   204.88  348.32          31.58    96.81   164.88  348.32

Goldman Sachs VIT CORE-SM- U.S. Equity Fund

      base contract with no optional riders          104.85   156.43   170.64  278.56          24.85    76.43   130.64  278.56

      optional Benefit Protector                     107.41   164.10   183.38  303.70          27.41    84.10   143.38  303.70

      optional Benefit Protector Plus                108.95   168.68   190.95  318.48          28.95    88.68   150.95  318.48

      optional EDB                                   106.90   162.57   180.84  298.72          26.90    82.57   140.84  298.72

      optional GMIB and EDB                          110.05   172.24   197.33  333.70          30.05    92.24   157.33  333.70

Goldman Sachs VIT Global Income Fund

      base contract with no optional riders          107.41   164.10   183.38  303.70          27.41    84.10   143.38  303.70

      optional Benefit Protector                     109.97   171.73   195.98  328.22          29.97    91.73   155.98  328.22

      optional Benefit Protector Plus                111.51   176.28   203.48  342.64          31.51    96.28   163.48  342.64

      optional EDB                                   109.46   170.20   193.47  323.36          29.46    90.20   153.47  323.36

      optional GMIB and EDB                          112.61   179.85   209.88  357.94          32.61    99.85   169.88  357.94

Goldman Sachs VIT Internet Tollkeeper Fund-SM-

      base contract with no optional riders          108.43   167.15   188.43  313.58          28.43    87.15   148.43  313.58

      optional Benefit Protector                     111.00   174.77   200.98  337.86          31.00    94.77   160.98  337.86

      optional Benefit Protector Plus                112.53   179.32   208.45  352.13          32.53    99.32   168.45  352.13

      optional EDB                                   110.48   173.25   198.48  333.05          30.48    93.25   158.48  333.05

      optional GMIB and EDB                          113.63   182.88   214.86  367.46          33.63   102.88   174.86  367.46


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 11

You would pay the following expenses on a $1,000 investment if you selected a SIX-YEAR WITHDRAWAL CHARGE SCHEDULE** and assuming a 5% annual return and ... (continued)

                                                       A TOTAL WITHDRAWAL AT THE        NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                        END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS

Goldman Sachs VIT Mid Cap Value Fund

      base contract with no optional riders         $106.38  $161.03  $178.30 $293.71         $26.38   $81.03  $138.30 $293.71

      optional Benefit Protector                     108.95   168.68   190.95  318.48          28.95    88.68   150.95  318.48

      optional Benefit Protector Plus                110.48   173.25   198.48  333.05          30.48    93.25   158.48  333.05

      optional EDB                                   108.43   167.15   188.43  313.58          28.43    87.15   148.43  313.58

      optional GMIB and EDB                          111.58   176.81   204.88  348.32          31.58    96.81   164.88  348.32

MFS-Registered Trademark- Investors Trust Series - Initial Class (previously MFS-Registered Trademark- Growth with Income Series)

      base contract with no optional riders          104.54   155.51   169.10  275.50          24.54    75.51   129.10  275.50

      optional Benefit Protector                     107.10   163.18   181.85  300.71          27.10    83.18   141.85  300.71

      optional Benefit Protector Plus                108.64   167.76   189.44  315.54          28.64    87.76   149.44  315.54

      optional EDB                                   106.59   161.65   179.31  295.72          26.59    81.65   139.31  295.72

      optional GMIB and EDB                          109.74   171.32   195.82  330.75          29.74    91.32   155.82  330.75

MFS-Registered Trademark- Utilities Series - Initial Class

      base contract with no optional riders          104.95   156.74   171.15  279.57          24.95    76.74   131.15  279.57

      optional Benefit Protector                     107.51   164.40   183.88  304.69          27.51    84.40   143.88  304.69

      optional Benefit Protector Plus                109.05   168.98   191.46  319.46          29.05    88.98   151.46  319.46

      optional EDB                                   107.00   162.87   181.35  299.72          27.00    82.87   141.35  299.72

      optional GMIB and EDB                          110.15   172.54   197.84  334.68          30.15    92.54   157.84  334.68

Putnam VT International Growth Fund - Class IB Shares

      base contract with no optional riders          107.82   165.32   185.40  307.66          27.82    85.32   145.40  307.66

      optional Benefit Protector                     110.38   172.94   197.98  332.08          30.38    92.94   157.98  332.08

      optional Benefit Protector Plus                111.92   177.50   205.47  346.45          31.92    97.50   165.47  346.45

      optional EDB                                   109.87   171.42   195.48  327.25          29.87    91.42   155.48  327.25

      optional GMIB and EDB                          113.02   181.06   211.87  361.76          33.02   101.06   171.87  361.76

Putnam VT Vista Fund - Class IB Shares

      base contract with no optional riders          105.05   157.04   171.66  280.59          25.05    77.04   131.66  280.59

      optional Benefit Protector                     107.61   164.71   184.39  305.68          27.61    84.71   144.39  305.68

      optional Benefit Protector Plus                109.15   169.29   191.96  320.44          29.15    89.29   151.96  320.44

      optional EDB                                   107.10   163.18   181.85  300.71          27.10    83.18   141.85  300.71

      optional GMIB and EDB                          110.25   172.85   198.34  335.66          30.25    92.85   158.34  335.66

Wells Fargo VT Asset Allocation Fund

      base contract with no optional riders          105.87   159.50   175.75  288.69          25.87    79.50   135.75  288.69

      optional Benefit Protector                     108.43   167.15   188.43  313.58          28.43    87.15   148.43  313.58

      optional Benefit Protector Plus                109.97   171.73   195.98  328.22          29.97    91.73   155.98  328.22

      optional EDB                                   107.92   165.63   185.91  308.65          27.92    85.63   145.91  308.65

      optional GMIB and EDB                          111.07   175.29   202.37  343.47          31.07    95.29   162.37  343.47

Wells Fargo VT Corporate Bond Fund

      base contract with no optional riders          104.85   156.43   170.64  278.56          24.85    76.43   130.64  278.56

      optional Benefit Protector                     107.41   164.10   183.38  303.70          27.41    84.10   143.38  303.70

      optional Benefit Protector Plus                108.95   168.68   190.95  318.48          28.95    88.68   150.95  318.48

      optional EDB                                   106.90   162.57   180.84  298.72          26.90    82.57   140.84  298.72

      optional GMIB and EDB                          110.05   172.24   197.33  333.70          30.05    92.24   157.33  333.70


--------------------------------------------------------------------------------
12 WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY

You would pay the following expenses on a $1,000 investment if you selected a SIX-YEAR WITHDRAWAL CHARGE SCHEDULE** and assuming a 5% annual return and ... (continued)

                                                       A TOTAL WITHDRAWAL AT THE        NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                        END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS

Wells Fargo VT Equity Income Fund

      base contract with no optional riders         $105.87  $159.50  $175.75 $288.69         $25.87   $79.50  $135.75 $288.69

      optional Benefit Protector                     108.43   167.15   188.43  313.58          28.43    87.15   148.43  313.58

      optional Benefit Protector Plus                109.97   171.73   195.98  328.22          29.97    91.73   155.98  328.22

      optional EDB                                   107.92   165.63   185.91  308.65          27.92    85.63   145.91  308.65

      optional GMIB and EDB                          111.07   175.29   202.37  343.47          31.07    95.29   162.37  343.47

Wells Fargo VT Equity Value Fund

      base contract with no optional riders          105.87   159.50   175.75  288.69          25.87    79.50   135.75  288.69

      optional Benefit Protector                     108.43   167.15   188.43  313.58          28.43    87.15   148.43  313.58

      optional Benefit Protector Plus                109.97   171.73   195.98  328.22          29.97    91.73   155.98  328.22

      optional EDB                                   107.92   165.63   185.91  308.65          27.92    85.63   145.91  308.65

      optional GMIB and EDB                          111.07   175.29   202.37  343.47          31.07    95.29   162.37  343.47

Wells Fargo VT Growth Fund

      base contract with no optional riders          105.87   159.50   175.75  288.69          25.87    79.50   135.75  288.69

      optional Benefit Protector                     108.43   167.15   188.43  313.58          28.43    87.15   148.43  313.58

      optional Benefit Protector Plus                109.97   171.73   195.98  328.22          29.97    91.73   155.98  328.22

      optional EDB                                   107.92   165.63   185.91  308.65          27.92    85.63   145.91  308.65

      optional GMIB and EDB                          111.07   175.29   202.37  343.47          31.07    95.29   162.37  343.47

Wells Fargo VT International Equity Fund

      base contract with no optional riders          105.87   159.50   175.75  288.69          25.87    79.50   135.75  288.69

      optional Benefit Protector                     108.43   167.15   188.43  313.58          28.43    87.15   148.43  313.58

      optional Benefit Protector Plus                109.97   171.73   195.98  328.22          29.97    91.73   155.98  328.22

      optional EDB                                   107.92   165.63   185.91  308.65          27.92    85.63   145.91  308.65

      optional GMIB and EDB                          111.07   175.29   202.37  343.47          31.07    95.29   162.37  343.47

Wells Fargo VT Large Company Growth Fund

      base contract with no optional riders          105.87   159.50   175.75  288.69          25.87    79.50   135.75  288.69

      optional Benefit Protector                     108.43   167.15   188.43  313.58          28.43    87.15   148.43  313.58

      optional Benefit Protector Plus                109.97   171.73   195.98  328.22          29.97    91.73   155.98  328.22

      optional EDB                                   107.92   165.63   185.91  308.65          27.92    85.63   145.91  308.65

      optional GMIB and EDB                          111.07   175.29   202.37  343.47          31.07    95.29   162.37  343.47

Wells Fargo VT Money Market Fund

      base contract with no optional riders          104.33   154.89   168.08  273.45          24.33    74.89   128.08  273.45

      optional Benefit Protector                     106.90   162.57   180.84  298.72          26.90    82.57   140.84  298.72

      optional Benefit Protector Plus                108.43   167.15   188.43  313.58          28.43    87.15   148.43  313.58

      optional EDB                                   106.38   161.03   178.30  293.71          26.38    81.03   138.30  293.71

      optional GMIB and EDB                          109.53   170.71   194.81  328.78          29.53    90.71   154.81  328.78

Wells Fargo VT Small Cap Growth Fund

      base contract with no optional riders          107.92   165.63   185.91  308.65          27.92    85.63   145.91  308.65

      optional Benefit Protector                     110.48   173.25   198.48  333.05          30.48    93.25   158.48  333.05

      optional Benefit Protector Plus                112.02   177.80   205.97  347.40          32.02    97.80   165.97  347.40

      optional EDB                                   109.97   171.73   195.98  328.22          29.97    91.73   155.98  328.22

      optional GMIB and EDB                          113.12   181.37   212.37  362.71          33.12   101.37   172.37  362.71


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 13

You would pay the following expenses on a $1,000 investment if you selected an EIGHT-YEAR WITHDRAWAL CHARGE SCHEDULE and assuming a 5% annual return and ...

                                                       A TOTAL WITHDRAWAL AT THE        NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                        END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS

AXP-Registered Trademark- VP - Blue Chip Advantage Fund

      base contract with no optional riders         $102.80  $150.27  $200.35 $257.99         $22.80   $70.27  $120.35 $257.99

      optional Benefit Protector                     105.36   157.97   213.20  283.63          25.36    77.97   133.20  283.63

      optional Benefit Protector Plus                106.90   162.57   220.84  298.72          26.90    82.57   140.84  298.72

      optional EDB                                   104.85   156.43   210.64  278.56          24.85    76.43   130.64  278.56

      optional GMIB and EDB                          108.00   166.12   227.20  313.87          28.00    86.12   147.20  313.87

AXP-Registered Trademark- VP - Capital Resource Fund

      base contract with no optional riders          100.95   144.70   191.02  239.13          20.95    64.70   111.02  239.13

      optional Benefit Protector                     103.51   152.43   203.96  265.23          23.51    72.43   123.96  265.23

      optional Benefit Protector Plus                105.05   157.04   211.66  280.59          25.05    77.04   131.66  280.59

      optional EDB                                   103.00   150.88   201.38  260.07          23.00    70.88   121.38  260.07

      optional GMIB and EDB                          106.15   160.59   218.01  295.68          26.15    80.59   138.01  295.68

AXP-Registered Trademark- VP - Diversified Equity Income Fund

      base contract with no optional riders          102.80   150.27   200.35  257.99          22.80    70.27   120.35  257.99

      optional Benefit Protector                     105.36   157.97   213.20  283.63          25.36    77.97   133.20  283.63

      optional Benefit Protector Plus                106.90   162.57   220.84  298.72          26.90    82.57   140.84  298.72

      optional EDB                                   104.85   156.43   210.64  278.56          24.85    76.43   130.64  278.56

      optional GMIB and EDB                          108.00   166.12   227.20  313.87          28.00    86.12   147.20  313.87

AXP-Registered Trademark- VP - Extra Income Fund

      base contract with no optional riders          101.46   146.25   193.62  244.40          21.46    66.25   113.62  244.40

      optional Benefit Protector                     104.03   153.97   206.53  270.38          24.03    73.97   126.53  270.38

      optional Benefit Protector Plus                105.56   158.58   214.22  285.66          25.56    78.58   134.22  285.66

      optional EDB                                   103.51   152.43   203.96  265.23          23.51    72.43   123.96  265.23

      optional GMIB and EDB                          106.66   162.13   220.57  300.77          26.66    82.13   140.57  300.77

AXP-Registered Trademark- VP - Federal Income Fund

      base contract with no optional riders          101.98   147.79   196.21  249.65          21.98    67.79   116.21  249.65

      optional Benefit Protector                     104.54   155.51   209.10  275.50          24.54    75.51   129.10  275.50

      optional Benefit Protector Plus                106.08   160.11   216.77  290.70          26.08    80.11   136.77  290.70

      optional EDB                                   104.03   153.97   206.53  270.38          24.03    73.97   126.53  270.38

      optional GMIB and EDB                          107.18   163.66   223.12  305.83          27.18    83.66   143.12  305.83

AXP VP - New Dimensions Fund-Registered Trademark-

      base contract with no optional riders          101.05   145.01   191.54  240.19          21.05    65.01   111.54  240.19

      optional Benefit Protector                     103.62   152.73   204.48  266.27          23.62    72.73   124.48  266.27

      optional Benefit Protector Plus                105.15   157.35   212.17  281.61          25.15    77.35   132.17  281.61

      optional EDB                                   103.10   151.19   201.90  261.10          23.10    71.19   121.90  261.10

      optional GMIB and EDB                          106.25   160.90   218.52  296.70          26.25    80.90   138.52  296.70

AXP-Registered Trademark- VP - Small Cap Advantage Fund

      base contract with no optional riders          105.26   157.66   212.69  282.62          25.26    77.66   132.69  282.62

      optional Benefit Protector                     107.82   165.32   225.40  307.66          27.82    85.32   145.40  307.66

      optional Benefit Protector Plus                109.36   169.90   232.97  322.39          29.36    89.90   152.97  322.39

      optional EDB                                   107.31   163.79   222.87  302.70          27.31    83.79   142.87  302.70

      optional GMIB and EDB                          110.46   173.46   239.35  337.62          30.46    93.46   159.35  337.62


--------------------------------------------------------------------------------
14 WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY

You would pay the following expenses on a $1,000 investment if you selected an EIGHT-YEAR WITHDRAWAL CHARGE SCHEDULE and assuming a 5% annual return and ... (continued)

                                                       A TOTAL WITHDRAWAL AT THE        NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                        END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS

AIM V.I. Capital Appreciation Fund

      base contract with no optional riders         $101.46  $146.25  $193.62 $244.40         $21.46   $66.25  $113.62 $244.40

      optional Benefit Protector                     104.03   153.97   206.53  270.38          24.03    73.97   126.53  270.38

      optional Benefit Protector Plus                105.56   158.58   214.22  285.66          25.56    78.58   134.22  285.66

      optional EDB                                   103.51   152.43   203.96  265.23          23.51    72.43   123.96  265.23

      optional GMIB and EDB                          106.66   162.13   220.57  300.77          26.66    82.13   140.57  300.77

AIM V.I. Value Fund

      base contract with no optional riders          101.67   146.86   194.66  246.50          21.67    66.86   114.66  246.50

      optional Benefit Protector                     104.23   154.58   207.56  272.43          24.23    74.58   127.56  272.43

      optional Benefit Protector Plus                105.77   159.19   215.24  287.68          25.77    79.19   135.24  287.68

      optional EDB                                   103.72   153.04   204.99  267.30          23.72    73.04   124.99  267.30

      optional GMIB and EDB                          106.87   162.74   221.59  302.79          26.87    82.74   141.59  302.79

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class

      base contract with no optional riders          101.05   145.01   191.54  240.19          21.05    65.01   111.54  240.19

      optional Benefit Protector                     103.62   152.73   204.48  266.27          23.62    72.73   124.48  266.27

      optional Benefit Protector Plus                105.15   157.35   212.17  281.61          25.15    77.35   132.17  281.61

      optional EDB                                   103.10   151.19   201.90  261.10          23.10    71.19   121.90  261.10

      optional GMIB and EDB                          106.25   160.90   218.52  296.70          26.25    80.90   138.52  296.70

Fidelity VIP Dynamic Capital Appreciation Portfolio (Service Class 2)

      base contract with no optional riders          107.72   165.01   224.90  306.67          27.72    85.01   144.90  306.67

      optional Benefit Protector                     110.28   172.64   237.48  331.12          30.28    92.64   157.48  331.12

      optional Benefit Protector Plus                111.82   177.19   244.97  345.50          31.82    97.19   164.97  345.50

      optional EDB                                   109.77   171.12   234.98  326.28          29.77    91.12   154.98  326.28

      optional GMIB and EDB                          112.92   180.76   251.38  360.81          32.92   100.76   171.38  360.81

Fidelity VIP High Income Portfolio (Service Class 2)

      base contract with no optional riders          103.41   152.12   203.45  264.20          23.41    72.12   123.45  264.20

      optional Benefit Protector                     105.97   159.81   216.26  289.69          25.97    79.81   136.26  289.69

      optional Benefit Protector Plus                107.51   164.40   223.88  304.69          27.51    84.40   143.88  304.69

      optional EDB                                   105.46   158.27   213.71  284.65          25.46    78.27   133.71  284.65

      optional GMIB and EDB                          108.61   167.96   230.25  319.86          28.61    87.96   150.25  319.86

Fidelity VIP Mid Cap Portfolio (Service Class 2)

      base contract with no optional riders          103.21   151.50   202.42  262.14          23.21    71.50   122.42  262.14

      optional Benefit Protector                     105.77   159.19   215.24  287.68          25.77    79.19   135.24  287.68

      optional Benefit Protector Plus                107.31   163.79   222.87  302.70          27.31    83.79   142.87  302.70

      optional EDB                                   105.26   157.66   212.69  282.62          25.26    77.66   132.69  282.62

      optional GMIB and EDB                          108.41   167.34   229.23  317.87          28.41    87.34   149.23  317.87

FTVIPT Franklin Income Securities Fund - Class 2

      base contract with no optional riders          100.75   144.08   189.98  237.01          20.75    64.08   109.98  237.01

      optional Benefit Protector                     103.31   151.81   202.93  263.17          23.31    71.81   122.93  263.17

      optional Benefit Protector Plus                104.85   156.43   210.64  278.56          24.85    76.43   130.64  278.56

      optional EDB                                   102.80   150.27   200.35  257.99          22.80    70.27   120.35  257.99

      optional GMIB and EDB                          105.95   159.97   216.98  293.64          25.95    79.97   136.98  293.64


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 15

You would pay the following expenses on a $1,000 investment if you selected an EIGHT-YEAR WITHDRAWAL CHARGE SCHEDULE and assuming a 5% annual return and ... (continued)

                                                       A TOTAL WITHDRAWAL AT THE        NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                        END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS

FTVIPT Franklin Real Estate Fund - Class 2

      base contract with no optional riders         $101.77  $147.17  $195.18 $247.55         $21.77   $67.17  $115.18 $247.55

      optional Benefit Protector                     104.33   154.89   208.08  273.45          24.33    74.89   128.08  273.45

      optional Benefit Protector Plus                105.87   159.50   215.75  288.69          25.87    79.50   135.75  288.69

      optional EDB                                   103.82   153.35   205.51  268.32          23.82    73.35   125.51  268.32

      optional GMIB and EDB                          106.97   163.05   222.10  303.81          26.97    83.05   142.10  303.81

FTVIPT Franklin Small Cap Fund - Class 2

      base contract with no optional riders          103.51   152.43   203.96  265.23          23.51    72.43   123.96  265.23

      optional Benefit Protector                     106.08   160.11   216.77  290.70          26.08    80.11   136.77  290.70

      optional Benefit Protector Plus                107.61   164.71   224.39  305.68          27.61    84.71   144.39  305.68

      optional EDB                                   105.56   158.58   214.22  285.66          25.56    78.58   134.22  285.66

      optional GMIB and EDB                          108.71   168.26   230.76  320.86          28.71    88.26   150.76  320.86

FTVIPT Mutual Shares Securities Fund - Class 2

      base contract with no optional riders          103.82   153.35   205.51  268.32          23.82    73.35   125.51  268.32

      optional Benefit Protector                     106.38   161.03   218.30  293.71          26.38    81.03   138.30  293.71

      optional Benefit Protector Plus                107.92   165.63   225.91  308.65          27.92    85.63   145.91  308.65

      optional EDB                                   105.87   159.50   215.75  288.69          25.87    79.50   135.75  288.69

      optional GMIB and EDB                          109.02   169.18   232.28  323.84          29.02    89.18   152.28  323.84

Goldman Sachs VIT CORE-SM- U.S. Equity Fund

      base contract with no optional riders          102.28   148.72   197.77  252.79          22.28    68.72   117.77  252.79

      optional Benefit Protector                     104.85   156.43   210.64  278.56          24.85    76.43   130.64  278.56

      optional Benefit Protector Plus                106.38   161.03   218.30  293.71          26.38    81.03   138.30  293.71

      optional EDB                                   104.33   154.89   208.08  273.45          24.33    74.89   128.08  273.45

      optional GMIB and EDB                          107.48   164.58   224.65  308.85          27.48    84.58   144.65  308.85

Goldman Sachs VIT Global Income Fund

      base contract with no optional riders          104.85   156.43   210.64  278.56          24.85    76.43   130.64  278.56

      optional Benefit Protector                     107.41   164.10   223.38  303.70          27.41    84.10   143.38  303.70

      optional Benefit Protector Plus                108.95   168.68   230.95  318.48          28.95    88.68   150.95  318.48

      optional EDB                                   106.90   162.57   220.84  298.72          26.90    82.57   140.84  298.72

      optional GMIB and EDB                          110.05   172.24   237.33  333.70          30.05    92.24   157.33  333.70

Goldman Sachs VIT Internet Tollkeeper Fund-SM-

      base contract with no optional riders          105.87   159.50   215.75  288.69          25.87    79.50   135.75  288.69

      optional Benefit Protector                     108.43   167.15   228.43  313.58          28.43    87.15   148.43  313.58

      optional Benefit Protector Plus                109.97   171.73   235.98  328.22          29.97    91.73   155.98  328.22

      optional EDB                                   107.92   165.63   225.91  308.65          27.92    85.63   145.91  308.65

      optional GMIB and EDB                          111.07   175.29   242.37  343.47          31.07    95.29   162.37  343.47

Goldman Sachs VIT Mid Cap Value Fund

      base contract with no optional riders          103.82   153.35   205.51  268.32          23.82    73.35   125.51  268.32

      optional Benefit Protector                     106.38   161.03   218.30  293.71          26.38    81.03   138.30  293.71

      optional Benefit Protector Plus                107.92   165.63   225.91  308.65          27.92    85.63   145.91  308.65

      optional EDB                                   105.87   159.50   215.75  288.69          25.87    79.50   135.75  288.69

      optional GMIB and EDB                          109.02   169.18   232.28  323.84          29.02    89.18   152.28  323.84


--------------------------------------------------------------------------------
16 WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY

You would pay the following expenses on a $1,000 investment if you selected an EIGHT-YEAR WITHDRAWAL CHARGE SCHEDULE and assuming a 5% annual return and ... (continued)

                                                       A TOTAL WITHDRAWAL AT THE        NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                        END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS

MFS-Registered Trademark- Investors Trust Series -
Initial Class (previously MFS-Registered Trademark- Growth with Income Series)

      base contract with no optional riders         $101.98  $147.79  $196.21 $249.65         $21.98   $67.79  $116.21 $249.65

      optional Benefit Protector                     104.54   155.51   209.10  275.50          24.54    75.51   129.10  275.50

      optional Benefit Protector Plus                106.08   160.11   216.77  290.70          26.08    80.11   136.77  290.70

      optional EDB                                   104.03   153.97   206.53  270.38          24.03    73.97   126.53  270.38

      optional GMIB and EDB                          107.18   163.66   223.12  305.83          27.18    83.66   143.12  305.83

MFS-Registered Trademark- Utilities Series - Initial Class

      base contract with no optional riders          102.39   149.03   198.28  253.83          22.39    69.03   118.28  253.83

      optional Benefit Protector                     104.95   156.74   211.15  279.57          24.95    76.74   131.15  279.57

      optional Benefit Protector Plus                106.49   161.34   218.81  294.72          26.49    81.34   138.81  294.72

      optional EDB                                   104.44   155.20   208.59  274.48          24.44    75.20   128.59  274.48

      optional GMIB and EDB                          107.59   164.89   225.16  309.86          27.59    84.89   145.16  309.86

Putnam VT International Growth Fund - Class IB Shares

      base contract with no optional riders          105.26   157.66   212.69  282.62          25.26    77.66   132.69  282.62

      optional Benefit Protector                     107.82   165.32   225.40  307.66          27.82    85.32   145.40  307.66

      optional Benefit Protector Plus                109.36   169.90   232.97  322.39          29.36    89.90   152.97  322.39

      optional EDB                                   107.31   163.79   222.87  302.70          27.31    83.79   142.87  302.70

      optional GMIB and EDB                          110.46   173.46   239.35  337.62          30.46    93.46   159.35  337.62

Putnam VT Vista Fund - Class IB Shares

      base contract with no optional riders          102.49   149.34   198.80  254.87          22.49    69.34   118.80  254.87

      optional Benefit Protector                     105.05   157.04   211.66  280.59          25.05    77.04   131.66  280.59

      optional Benefit Protector Plus                106.59   161.65   219.31  295.72          26.59    81.65   139.31  295.72

      optional EDB                                   104.54   155.51   209.10  275.50          24.54    75.51   129.10  275.50

      optional GMIB and EDB                          107.69   165.20   225.67  310.86          27.69    85.20   145.67  310.86

Wells Fargo VT Asset Allocation Fund

      base contract with no optional riders          103.31   151.81   202.93  263.17          23.31    71.81   122.93  263.17

      optional Benefit Protector                     105.87   159.50   215.75  288.69          25.87    79.50   135.75  288.69

      optional Benefit Protector Plus                107.41   164.10   223.38  303.70          27.41    84.10   143.38  303.70

      optional EDB                                   105.36   157.97   213.20  283.63          25.36    77.97   133.20  283.63

      optional GMIB and EDB                          108.51   167.65   229.74  318.87          28.51    87.65   149.74  318.87

Wells Fargo VT Corporate Bond Fund

      base contract with no optional riders          102.28   148.72   197.77  252.79          22.28    68.72   117.77  252.79

      optional Benefit Protector                     104.85   156.43   210.64  278.56          24.85    76.43   130.64  278.56

      optional Benefit Protector Plus                106.38   161.03   218.30  293.71          26.38    81.03   138.30  293.71

      optional EDB                                   104.33   154.89   208.08  273.45          24.33    74.89   128.08  273.45

      optional GMIB and EDB                          107.48   164.58   224.65  308.85          27.48    84.58   144.65  308.85

Wells Fargo VT Equity Income Fund

      base contract with no optional riders          103.31   151.81   202.93  263.17          23.31    71.81   122.93  263.17

      optional Benefit Protector                     105.87   159.50   215.75  288.69          25.87    79.50   135.75  288.69

      optional Benefit Protector Plus                107.41   164.10   223.38  303.70          27.41    84.10   143.38  303.70

      optional EDB                                   105.36   157.97   213.20  283.63          25.36    77.97   133.20  283.63

      optional GMIB and EDB                          108.51   167.65   229.74  318.87          28.51    87.65   149.74  318.87


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 17

You would pay the following expenses on a $1,000 investment if you selected an EIGHT-YEAR WITHDRAWAL CHARGE SCHEDULE and assuming a 5% annual return and ... (continued)

                                                       A TOTAL WITHDRAWAL AT THE        NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                        END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS

Wells Fargo VT Equity Value Fund

      base contract with no optional riders         $103.31  $151.81  $202.93 $263.17         $23.31   $71.81  $122.93 $263.17

      optional Benefit Protector                     105.87   159.50   215.75  288.69          25.87    79.50   135.75  288.69

      optional Benefit Protector Plus                107.41   164.10   223.38  303.70          27.41    84.10   143.38  303.70

      optional EDB                                   105.36   157.97   213.20  283.63          25.36    77.97   133.20  283.63

      optional GMIB and EDB                          108.51   167.65   229.74  318.87          28.51    87.65   149.74  318.87

Wells Fargo VT Growth Fund

      base contract with no optional riders          103.31   151.81   202.93  263.17          23.31    71.81   122.93  263.17

      optional Benefit Protector                     105.87   159.50   215.75  288.69          25.87    79.50   135.75  288.69

      optional Benefit Protector Plus                107.41   164.10   223.38  303.70          27.41    84.10   143.38  303.70

      optional EDB                                   105.36   157.97   213.20  283.63          25.36    77.97   133.20  283.63

      optional GMIB and EDB                          108.51   167.65   229.74  318.87          28.51    87.65   149.74  318.87

Wells Fargo VT International Equity Fund

      base contract with no optional riders          103.31   151.81   202.93  263.17          23.31    71.81   122.93  263.17

      optional Benefit Protector                     105.87   159.50   215.75  288.69          25.87    79.50   135.75  288.69

      optional Benefit Protector Plus                107.41   164.10   223.38  303.70          27.41    84.10   143.38  303.70

      optional EDB                                   105.36   157.97   213.20  283.63          25.36    77.97   133.20  283.63

      optional GMIB and EDB                          108.51   167.65   229.74  318.87          28.51    87.65   149.74  318.87

Wells Fargo VT Large Company Growth Fund

      base contract with no optional riders          103.31   151.81   202.93  263.17          23.31    71.81   122.93  263.17

      optional Benefit Protector                     105.87   159.50   215.75  288.69          25.87    79.50   135.75  288.69

      optional Benefit Protector Plus                107.41   164.10   223.38  303.70          27.41    84.10   143.38  303.70

      optional EDB                                   105.36   157.97   213.20  283.63          25.36    77.97   133.20  283.63

      optional GMIB and EDB                          108.51   167.65   229.74  318.87          28.51    87.65   149.74  318.87

Wells Fargo VT Money Market Fund

      base contract with no optional riders          101.77   147.17   195.18  247.55          21.77    67.17   115.18  247.55

      optional Benefit Protector                     104.33   154.89   208.08  273.45          24.33    74.89   128.08  273.45

      optional Benefit Protector Plus                105.87   159.50   215.75  288.69          25.87    79.50   135.75  288.69

      optional EDB                                   103.82   153.35   205.51  268.32          23.82    73.35   125.51  268.32

      optional GMIB and EDB                          106.97   163.05   222.10  303.81          26.97    83.05   142.10  303.81

Wells Fargo VT Small Cap Growth Fund

      base contract with no optional riders          105.36   157.97   213.20  283.63          25.36    77.97   133.20  283.63

      optional Benefit Protector                     107.92   165.63   225.91  308.65          27.92    85.63   145.91  308.65

      optional Benefit Protector Plus                109.46   170.20   233.47  323.36          29.46    90.20   153.47  323.36

      optional EDB                                   107.41   164.10   223.38  303.70          27.41    84.10   143.38  303.70

      optional GMIB and EDB                          110.56   173.76   239.85  338.60          30.56    93.76   159.85  338.60

* In these examples, the $30 contract administrative charge is approximated as a 0.024% charge based on our estimated average contract size. Premium taxes imposed by some state and local governments are not reflected in these tables. We entered into certain arrangements under which we are compensated by the funds' advisors and/or distributors for the administrative services we provide to the funds. These examples assume that applicable fund fee waivers and/or expense reimbursements will continue for the periods shown.

** The six-year withdrawal charge schedule is not available under contracts issued in Oregon and contracts issued through AEFA.

YOU SHOULD NOT CONSIDER THESE EXAMPLES AS REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.


--------------------------------------------------------------------------------
18 WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)

The following tables give per-unit information about the financial history of the subaccounts representing the highest (1.70%) and lowest (1.25%) total annual variable account expense combinations. The SAI contains tables that give per-unit information about the financial history of each subaccount. We have not provided this information for some subaccounts because they are new and do not have any history. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of this prospectus.

YEAR ENDED DEC. 31,                                                                                              2000     1999
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PBCA1(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                                                   $1.09   $1.00
Accumulation unit value at end of period                                                                         $0.96   $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                            200      --
Ratio of operating expense to average net assets                                                                  1.25%   1.25%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WBCA1(2) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                                                   $1.00      --
Accumulation unit value at end of period                                                                         $0.91      --
Number of accumulation units outstanding at end of period (000 omitted)                                             81      --
Ratio of operating expense to average net assets                                                                  1.70%     --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WCAR1(2) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                                                   $1.00      --
Accumulation unit value at end of period                                                                         $0.83      --
Number of accumulation units outstanding at end of period (000 omitted)                                             --      --
Ratio of operating expense to average net assets                                                                  1.70%     --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WCAR6(2) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                                                   $1.00      --
Accumulation unit value at end of period                                                                         $0.83      --
Number of accumulation units outstanding at end of period (000 omitted)                                            104      --
Ratio of operating expense to average net assets                                                                  1.25%     --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PDEI1(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                                                   $1.02   $1.00
Accumulation unit value at end of period                                                                         $1.00   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                            244      --
Ratio of operating expense to average net assets                                                                  1.25%   1.25%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WDEI1(2) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                                                   $1.00      --
Accumulation unit value at end of period                                                                         $1.08      --
Number of accumulation units outstanding at end of period (000 omitted)                                             40      --
Ratio of operating expense to average net assets                                                                  1.70%     --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PEXI1(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                                                                   $1.03   $1.00
Accumulation unit value at end of period                                                                         $0.92   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                            278      --
Ratio of operating expense to average net assets                                                                  1.25%   1.25%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEXI1(2) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                                                                   $1.00      --
Accumulation unit value at end of period                                                                         $0.87      --
Number of accumulation units outstanding at end of period (000 omitted)                                              8      --
Ratio of operating expense to average net assets                                                                  1.70%     --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WFDI1(2) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                                                   $1.00      --
Accumulation unit value at end of period                                                                         $1.05      --
Number of accumulation units outstanding at end of period (000 omitted)                                             65      --
Ratio of operating expense to average net assets                                                                  1.70%     --
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 19

YEAR ENDED DEC. 31,                                                                                              2000     1999
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WFDI6(2) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                                                   $1.00      --
Accumulation unit value at end of period                                                                         $1.06      --
Number of accumulation units outstanding at end of period (000 omitted)                                            183      --
Ratio of operating expense to average net assets                                                                  1.25%     --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PNDM1(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - NEW DIMENSIONS
FUND-REGISTERED TRADEMARK-)
Accumulation unit value at beginning of period                                                                   $1.15   $1.00
Accumulation unit value at end of period                                                                         $1.03   $1.15
Number of accumulation units outstanding at end of period (000 omitted)                                          1,937      --
Ratio of operating expense to average net assets                                                                  1.25%   1.25%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WNDM1(2) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - NEW DIMENSIONS
FUND-REGISTERED TRADEMARK-)
Accumulation unit value at beginning of period                                                                   $1.00      --
Accumulation unit value at end of period                                                                         $0.86      --
Number of accumulation units outstanding at end of period (000 omitted)                                            198      --
Ratio of operating expense to average net assets                                                                  1.70%     --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PSCA1(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                                                   $1.11   $1.00
Accumulation unit value at end of period                                                                         $1.14   $1.11
Number of accumulation units outstanding at end of period (000 omitted)                                             85      --
Ratio of operating expense to average net assets                                                                  1.25%   1.25%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSCA1(2) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                                                   $1.00      --
Accumulation unit value at end of period                                                                         $0.89      --
Number of accumulation units outstanding at end of period (000 omitted)                                             39      --
Ratio of operating expense to average net assets                                                                  1.70%     --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PCAP1(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND)
Accumulation unit value at beginning of period                                                                   $1.26   $1.00
Accumulation unit value at end of period                                                                         $1.11   $1.26
Number of accumulation units outstanding at end of period (000 omitted)                                          1,103      --
Ratio of operating expense to average net assets                                                                  1.25%   1.25%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WCAP1(2) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND)
Accumulation unit value at beginning of period                                                                   $1.00      --
Accumulation unit value at end of period                                                                         $0.75      --
Number of accumulation units outstanding at end of period (000 omitted)                                            208      --
Ratio of operating expense to average net assets                                                                  1.70%     --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PVAL1(1) (INVESTING IN SHARES OF AIM V.I. VALUE FUND)
Accumulation unit value at beginning of period                                                                   $1.11   $1.00
Accumulation unit value at end of period                                                                         $0.94   $1.11
Number of accumulation units outstanding at end of period (000 omitted)                                          4,769      --
Ratio of operating expense to average net assets                                                                  1.25%   1.25%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WVAL1(2) (INVESTING IN SHARES OF AIM V.I. VALUE FUND)
Accumulation unit value at beginning of period                                                                   $1.00      --
Accumulation unit value at end of period                                                                         $0.81      --
Number of accumulation units outstanding at end of period (000 omitted)                                          1,087      --
Ratio of operating expense to average net assets                                                                  1.70%     --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSRG1(2) (INVESTING IN SHARES OF THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARE CLASS)
Accumulation unit value at beginning of period                                                                   $1.00      --
Accumulation unit value at end of period                                                                         $0.90      --
Number of accumulation units outstanding at end of period (000 omitted)                                            364      --
Ratio of operating expense to average net assets                                                                  1.70%     --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSRG6(2) (INVESTING IN SHARES OF THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARE CLASS)
Accumulation unit value at beginning of period                                                                   $1.00      --
Accumulation unit value at end of period                                                                         $0.90      --
Number of accumulation units outstanding at end of period (000 omitted)                                            471      --
Ratio of operating expense to average net assets                                                                  1.25%     --
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
20 WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                                              2000     1999
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WISE1(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                   $1.00      --
Accumulation unit value at end of period                                                                         $0.99      --
Number of accumulation units outstanding at end of period (000 omitted)                                            157      --
Ratio of operating expense to average net assets                                                                  1.70%     --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WISE6(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                   $1.00      --
Accumulation unit value at end of period                                                                         $1.16      --
Number of accumulation units outstanding at end of period (000 omitted)                                            153      --
Ratio of operating expense to average net assets                                                                  1.25%     --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WRES1(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                   $1.00      --
Accumulation unit value at end of period                                                                         $1.18      --
Number of accumulation units outstanding at end of period (000 omitted)                                              6      --
Ratio of operating expense to average net assets                                                                  1.70%     --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WRES6(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                   $1.00      --
Accumulation unit value at end of period                                                                         $1.34      --
Number of accumulation units outstanding at end of period (000 omitted)                                            144      --
Ratio of operating expense to average net assets                                                                  1.25%     --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PSMC1(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                   $1.43   $1.00
Accumulation unit value at end of period                                                                         $1.21   $1.43
Number of accumulation units outstanding at end of period (000 omitted)                                            855      --
Ratio of operating expense to average net assets                                                                  1.25%   1.25%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSMC1(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                   $1.00      --
Accumulation unit value at end of period                                                                         $0.60      --
Number of accumulation units outstanding at end of period (000 omitted)                                            120      --
Ratio of operating expense to average net assets                                                                  1.70%     --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMSS1(2) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                   $1.00      --
Accumulation unit value at end of period                                                                         $1.11      --
Number of accumulation units outstanding at end of period (000 omitted)                                              6      --
Ratio of operating expense to average net assets                                                                  1.70%     --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMSS6(2) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                   $1.00      --
Accumulation unit value at end of period                                                                         $1.18      --
Number of accumulation units outstanding at end of period (000 omitted)                                             36      --
Ratio of operating expense to average net assets                                                                  1.25%     --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WUSE1(2) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE-SM- U.S. EQUITY FUND)
Accumulation unit value at beginning of period                                                                   $1.00      --
Accumulation unit value at end of period                                                                         $0.91      --
Number of accumulation units outstanding at end of period (000 omitted)                                            102      --
Ratio of operating expense to average net assets                                                                  1.70%     --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WUSE6(2) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE-SM- U.S. EQUITY FUND)
Accumulation unit value at beginning of period                                                                   $1.00      --
Accumulation unit value at end of period                                                                         $0.92      --
Number of accumulation units outstanding at end of period (000 omitted)                                          1,204      --
Ratio of operating expense to average net assets                                                                  1.25%     --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WGLI1(2) (INVESTING IN SHARES OF GOLDMAN SACHS VIT GLOBAL INCOME FUND)
Accumulation unit value at beginning of period                                                                   $1.00      --
Accumulation unit value at end of period                                                                         $1.06      --
Number of accumulation units outstanding at end of period (000 omitted)                                             63      --
Ratio of operating expense to average net assets                                                                  1.70%     --
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 21

YEAR ENDED DEC. 31,                                                                                              2000     1999
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WGLI6(2) (INVESTING IN SHARES OF GOLDMAN SACHS VIT GLOBAL INCOME FUND)
Accumulation unit value at beginning of period                                                                   $1.00      --
Accumulation unit value at end of period                                                                         $1.07      --
Number of accumulation units outstanding at end of period (000 omitted)                                            187      --
Ratio of operating expense to average net assets                                                                  1.25%     --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WITO1(3) (INVESTING IN SHARES OF GOLDMAN SACHS VIT INTERNET TOLLKEEPER FUND-SM-)
Accumulation unit value at beginning of period                                                                   $1.00      --
Accumulation unit value at end of period                                                                         $0.67      --
Number of accumulation units outstanding at end of period (000 omitted)                                             31      --
Ratio of operating expense to average net assets                                                                  1.70%     --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WITO6(3) (INVESTING IN SHARES OF GOLDMAN SACHS VIT INTERNET TOLLKEEPER FUND-SM-)
Accumulation unit value at beginning of period                                                                   $1.00      --
Accumulation unit value at end of period                                                                         $0.67      --
Number of accumulation units outstanding at end of period (000 omitted)                                            110      --
Ratio of operating expense to average net assets                                                                  1.25%     --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMCV1(2) (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND)
Accumulation unit value at beginning of period                                                                   $1.00      --
Accumulation unit value at end of period                                                                         $1.41      --
Number of accumulation units outstanding at end of period (000 omitted)                                             60      --
Ratio of operating expense to average net assets                                                                  1.70%     --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMCV6(2) (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND)
Accumulation unit value at beginning of period                                                                   $1.00      --
Accumulation unit value at end of period                                                                         $1.42      --
Number of accumulation units outstanding at end of period (000 omitted)                                            414      --
Ratio of operating expense to average net assets                                                                  1.25%     --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PGIS1(1) (INVESTING IN SHARES OF MFS-Registered Trademark- INVESTORS TRUST SERIES - INITIAL CLASS(4))
Accumulation unit value at beginning of period                                                                   $1.05   $1.00
Accumulation unit value at end of period                                                                         $1.04   $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                            295      --
Ratio of operating expense to average net assets                                                                  1.25%   1.25%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WGIS1(2) (INVESTING IN SHARES OF MFS-Registered Trademark- INVESTORS TRUST SERIES - INITIAL CLASS(4))
Accumulation unit value at beginning of period                                                                   $1.00      --
Accumulation unit value at end of period                                                                         $1.02      --
Number of accumulation units outstanding at end of period (000 omitted)                                             15      --
Ratio of operating expense to average net assets                                                                  1.70%     --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PUTS1(1) (INVESTING IN SHARES OF MFS-Registered Trademark- UTILITIES SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                                                                   $1.14   $1.00
Accumulation unit value at end of period                                                                         $1.20   $1.14
Number of accumulation units outstanding at end of period (000 omitted)                                          1,109      --
Ratio of operating expense to average net assets                                                                  1.25%   1.25%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WUTS1(2) (INVESTING IN SHARES OF MFS-Registered Trademark- UTILITIES SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                                                                   $1.00      --
Accumulation unit value at end of period                                                                         $0.85      --
Number of accumulation units outstanding at end of period (000 omitted)                                            171      --
Ratio of operating expense to average net assets                                                                  1.70%     --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PIGR1(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                                                   $1.29   $1.00
Accumulation unit value at end of period                                                                         $1.15   $1.29
Number of accumulation units outstanding at end of period (000 omitted)                                          2,474      --
Ratio of operating expense to average net assets                                                                  1.25%   1.25%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WIGR1(2) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                                                   $1.00      --
Accumulation unit value at end of period                                                                         $0.75      --
Number of accumulation units outstanding at end of period (000 omitted)                                            708      --
Ratio of operating expense to average net assets                                                                  1.70%     --
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
22 WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                                              2000     1999
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PVIS1(1) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                                                   $1.30   $1.00
Accumulation unit value at end of period                                                                         $1.23   $1.30
Number of accumulation units outstanding at end of period (000 omitted)                                          1,798      --
Ratio of operating expense to average net assets                                                                  1.25%   1.25%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WVIS1(2) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                                                   $1.00      --
Accumulation unit value at end of period                                                                         $0.73      --
Number of accumulation units outstanding at end of period (000 omitted)                                            814      --
Ratio of operating expense to average net assets                                                                  1.70%     --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WAAL1(2) (INVESTING IN SHARES OF WELLS FARGO VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period                                                                   $1.00      --
Accumulation unit value at end of period                                                                         $0.98      --
Number of accumulation units outstanding at end of period (000 omitted)                                            480      --
Ratio of operating expense to average net assets                                                                  1.70%     --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WAAL6(2) (INVESTING IN SHARES OF WELLS FARGO VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period                                                                   $1.00      --
Accumulation unit value at end of period                                                                         $0.99      --
Number of accumulation units outstanding at end of period (000 omitted)                                          3,351      --
Ratio of operating expense to average net assets                                                                  1.25%     --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WCBD1(2) (INVESTING IN SHARES OF WELLS FARGO VT CORPORATE BOND FUND)
Accumulation unit value at beginning of period                                                                   $1.00      --
Accumulation unit value at end of period                                                                         $1.06      --
Number of accumulation units outstanding at end of period (000 omitted)                                             68      --
Ratio of operating expense to average net assets                                                                  1.70%     --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WCBD6(2) (INVESTING IN SHARES OF WELLS FARGO VT CORPORATE BOND FUND)
Accumulation unit value at beginning of period                                                                   $1.00      --
Accumulation unit value at end of period                                                                         $1.08      --
Number of accumulation units outstanding at end of period (000 omitted)                                            660      --
Ratio of operating expense to average net assets                                                                  1.25%     --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEQI1(2) (INVESTING IN SHARES OF WELLS FARGO VT EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                                                   $1.00      --
Accumulation unit value at end of period                                                                         $1.12      --
Number of accumulation units outstanding at end of period (000 omitted)                                            104      --
Ratio of operating expense to average net assets                                                                  1.70%     --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEQI6(2) (INVESTING IN SHARES OF WELLS FARGO VT EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                                                   $1.00      --
Accumulation unit value at end of period                                                                         $1.13      --
Number of accumulation units outstanding at end of period (000 omitted)                                            765      --
Ratio of operating expense to average net assets                                                                  1.25%     --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEQV1(2) (INVESTING IN SHARES OF WELLS FARGO VT EQUITY VALUE FUND)
Accumulation unit value at beginning of period                                                                   $1.00      --
Accumulation unit value at end of period                                                                         $1.09      --
Number of accumulation units outstanding at end of period (000 omitted)                                            136      --
Ratio of operating expense to average net assets                                                                  1.70%     --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEQV6(2) (INVESTING IN SHARES OF WELLS FARGO VT EQUITY VALUE FUND)
Accumulation unit value at beginning of period                                                                   $1.00      --
Accumulation unit value at end of period                                                                         $1.09      --
Number of accumulation units outstanding at end of period (000 omitted)                                             36      --
Ratio of operating expense to average net assets                                                                  1.25%     --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WGRO1(2) (INVESTING IN SHARES OF WELLS FARGO VT GROWTH FUND)
Accumulation unit value at beginning of period                                                                   $1.00      --
Accumulation unit value at end of period                                                                         $0.87      --
Number of accumulation units outstanding at end of period (000 omitted)                                             42      --
Ratio of operating expense to average net assets                                                                  1.70%     --
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 23

YEAR ENDED DEC. 31,                                                                                              2000     1999
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WGRO6(2) (INVESTING IN SHARES OF WELLS FARGO VT GROWTH FUND)
Accumulation unit value at beginning of period                                                                   $1.00      --
Accumulation unit value at end of period                                                                         $0.87      --
Number of accumulation units outstanding at end of period (000 omitted)                                            340      --
Ratio of operating expense to average net assets                                                                  1.25%     --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WIEQ1(5) (INVESTING IN SHARES OF WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                                                                   $1.00      --
Accumulation unit value at end of period                                                                         $0.89      --
Number of accumulation units outstanding at end of period (000 omitted)                                              6      --
Ratio of operating expense to average net assets                                                                  1.70%     --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WIEQ6(5) (INVESTING IN SHARES OF WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                                                                   $1.00      --
Accumulation unit value at end of period                                                                         $0.89      --
Number of accumulation units outstanding at end of period (000 omitted)                                             88      --
Ratio of operating expense to average net assets                                                                  1.25%     --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WLCG1(2) (INVESTING IN SHARES OF WELLS FARGO VT LARGE COMPANY GROWTH FUND)
Accumulation unit value at beginning of period                                                                   $1.00      --
Accumulation unit value at end of period                                                                         $0.95      --
Number of accumulation units outstanding at end of period (000 omitted)                                          1,011      --
Ratio of operating expense to average net assets                                                                  1.70%     --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WLCG6(2) (INVESTING IN SHARES OF WELLS FARGO VT LARGE COMPANY GROWTH FUND)
Accumulation unit value at beginning of period                                                                   $1.00      --
Accumulation unit value at end of period                                                                         $0.95      --
Number of accumulation units outstanding at end of period (000 omitted)                                          5,711      --
Ratio of operating expense to average net assets                                                                  1.25%     --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMMK1(2) (INVESTING IN SHARES OF WELLS FARGO VT MONEY MARKET FUND)
Accumulation unit value at beginning of period                                                                   $1.00      --
Accumulation unit value at end of period                                                                         $1.02      --
Number of accumulation units outstanding at end of period (000 omitted)                                            404      --
Ratio of operating expense to average net assets                                                                  1.70%     --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMMK6(2) (INVESTING IN SHARES OF WELLS FARGO VT MONEY MARKET FUND)
Accumulation unit value at beginning of period                                                                   $1.00      --
Accumulation unit value at end of period                                                                         $1.04      --
Number of accumulation units outstanding at end of period (000 omitted)                                          1,717      --
Ratio of operating expense to average net assets                                                                  1.25%     --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSCG1(2) (INVESTING IN SHARES OF WELLS FARGO VT SMALL CAP GROWTH FUND)
Accumulation unit value at beginning of period                                                                   $1.00      --
Accumulation unit value at end of period                                                                         $0.56      --
Number of accumulation units outstanding at end of period (000 omitted)                                            445      --
Ratio of operating expense to average net assets                                                                  1.70%     --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSCG6(2) (INVESTING IN SHARES OF WELLS FARGO VT SMALL CAP GROWTH FUND)
Accumulation unit value at beginning of period                                                                   $1.00      --
Accumulation unit value at end of period                                                                         $0.56      --
Number of accumulation units outstanding at end of period (000 omitted)                                          2,024      --
Ratio of operating expense to average net assets                                                                  1.25%     --
------------------------------------------------------------------------------------------------------------------------------------

(1) Operations commenced on Nov. 9, 1999.

(2) Operations commenced on March 3, 2000.

(3) Operations commenced on May 1, 2000.

(4) Previously named MFS-Registered Trademark- Growth with Income Series.

(5) Operations commenced on July 3, 2000.

FINANCIAL STATEMENTS

You can find the audited financial statements of the subaccounts with financial history in the SAI. The SAI does not include the audited financial statements for some of the subaccounts because they are new and have not had any activity to date. You can find our audited financial statements later in this prospectus.


--------------------------------------------------------------------------------
24 WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY

PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. Currently we do not provide performance information for some of the subaccounts because they are new and have not had any activity to date. However, we show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.


Total return figures do not reflect any purchase payment credits.


Total return figures reflect deduction of all applicable charges, including:

-   contract administrative charge,

-   variable account administrative charge,

-   Benefit Protector-SM- Death Benefit Rider fee(1),

-   Benefit Protector-SM- Plus Death Benefit Rider fee(1),

-   Enhanced Death Benefit Rider(1) fee,

-   Guaranteed Minimum Income Benefit Rider(2) fee,

-   mortality and expense risk fee, and

- withdrawal charge (assuming a withdrawal at the end of the illustrated period).


(1) You may select one of the following: the EDB, the Benefit Protector or the Benefit Protector Plus. Riders may not be available in all states. The Benefit Protector and the Benefit Protector Plus are only available if you and the annuitant are 75 or younger at contract issue. The EDB is only available if both you and the annuitant are 79 or younger at contract issue.

(2) The GMIB is only available at the time you purchase your contract if the annuitant is 75 or younger at contract issue and you also select the EDB. Riders may not be available in all states.


We also show optional total return quotations that do not reflect deduction of the withdrawal charge (assuming no withdrawal), the Benefit Protector Death Benefit Rider fee, the Benefit Protector Plus Death Benefit Rider fee, the Enhanced Death Benefit Rider fee and the Guaranteed Minimum Income Benefit Rider fee. We may show total return quotations by means of schedules, charts or graphs.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 25

THE VARIABLE ACCOUNT AND THE FUNDS

You may allocate payments to any or all of the subaccounts of the variable account that invest in shares of the following funds:

---------------- ------------------------------ ------------------------------------------- -----------------------------
SUBACCOUNT       INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISOR OR
                                                                                            MANAGER
---------------- ------------------------------ ------------------------------------------- -----------------------------
PBCA1            AXP-Registered Trademark-      Objective: long-term total return           IDS Life Insurance Company
WBCA1            Variable Portfolio -  Blue     exceeding that of the U.S. stock market.    (IDS Life), investment manager;
WBCA3            Chip Advantage Fund            Invests primarily in common stocks of       American Express Financial
WBCA4                                           companies included in the unmanaged S&P     Corporation (AEFC), investment
                                                500 Index.                                  advisor.
---------------- ------------------------------ ------------------------------------------- -----------------------------
WCAR1            AXP-Registered Trademark-      Objective: capital appreciation. Invests    IDS Life, investment
WCAR3            Variable Portfolio - Capital   primarily in U.S. common stocks and other   manager; AEFC, investment
WCAR4            Resource Fund                  securities convertible into common stocks.  advisor.
WCAR6
---------------- ------------------------------ ------------------------------------------- -----------------------------
PDEI1            AXP-Registered Trademark-      Objective: a high level of current income   IDS Life, investment
WDEI1            Variable Portfolio -           and, as a secondary goal, steady growth     manager; AEFC, investment
WDEI3            Diversified Equity  Income     of capital. Invests primarily in            advisor.
WDEI4            Fund                           dividend-paying common and preferred
                                                stocks.
---------------- ------------------------------ ------------------------------------------- -----------------------------
PEXI1            AXP-Registered Trademark-      Objective: high current income, with        IDS Life, investment
WEXI1            Variable Portfolio - Extra     capital growth as a secondary objective.    manager; AEFC, investment
WEXI3            Income Fund                    Invests primarily in high-yielding,         advisor.
WEXI4                                           high-risk corporate bonds issued by U.S.
                                                and foreign companies and governments.
---------------- ------------------------------ ------------------------------------------- -----------------------------
WFDI1            AXP-Registered Trademark-      Objective: a high level of current income   IDS Life, investment
WFDI3            Variable Portfolio - Federal   and safety of principal consistent with     manager; AEFC, investment
WFDI4            Income Fund                    an investment in U.S. government and        advisor.
WFDI6                                           government agency securities. Invests
                                                primarily in debt obligations issued or
                                                guaranteed as to principal and interest
                                                by the U.S. government, its agencies or
                                                instrumentalities.
---------------- ------------------------------ ------------------------------------------- -----------------------------
PNDM1            AXP-Registered Trademark-      Objective: long-term growth of capital.     IDS Life, investment
WNDM1            Variable Portfolio -  New      Invests primarily in common stocks of       manager; AEFC, investment
WNDM3            Dimensions Fund-Registered     U.S. and foreign companies showing          advisor.
WNDM4            Trademark-                     potential for significant growth.
---------------- ------------------------------ ------------------------------------------- -----------------------------
PSCA1            AXP-Registered Trademark-      Objective: long-term capital growth.        IDS Life, investment
WSCA1            Variable Portfolio - Small     Invests primarily in equity stocks of       manager; AEFC, investment
WSCA3            Cap Advantage Fund             small companies that are often included     advisor; Kenwood Capital
WSCA4                                           in the S&P SmallCap 600 Index or the        Management LLC,
                                                Russell 2000 Index.                         sub-investment advisor.
---------------- ------------------------------ ------------------------------------------- -----------------------------


PCAP1            AIM V.I. Capital               Objective: growth of capital. Invests       A I M Advisors, Inc.
WCAP1            Appreciation Fund              mainly  in common stocks of companies
WCAP3                                           likely to benefit from new or
WCAP4                                           innovative products, services or
                                                processes as well as those with
                                                above-average growth and
                                                excellent prospects for future
                                                growth.
---------------- ------------------------------ ------------------------------------------- -----------------------------



--------------------------------------------------------------------------------
26 WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY

---------------- ------------------------------ ------------------------------------------- -----------------------------
SUBACCOUNT       INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISOR OR
                                                                                            MANAGER
---------------- ------------------------------ ------------------------------------------- -----------------------------
PVAL1            AIM V.I. Value Fund            Objective: long-term growth of capital      A I M Advisors, Inc.
WVAL1                                           with income as a secondary objective.
WVAL3                                           Invests primarily in equity
WVAL4                                           securities judged to be
                                                undervalued relative to the
                                                investment advisor's appraisal
                                                of the current or projected
                                                earnings of the companies
                                                issuing the securities, or
                                                relative to current market
                                                values of assets owned by the
                                                companies issuing the
                                                securities, or relative to the
                                                equity market generally.
---------------- ------------------------------ ------------------------------------------- -----------------------------


WSRG1            The Dreyfus Socially           Objective: capital growth, with current     The Dreyfus Corporation,
WSRG3            Responsible Growth  Fund,      income as a secondary objective. Invests    investment advisor; NCM
WSRG4            Inc. - Initial Share Class     primarily in the common stock of            Capital Management Group,
WSRG6                                           companies that, in the opinion of the       Inc.,  sub-investment
                                                fund's management, meet traditional         advisor.
                                                investment standards and conduct their
                                                business in a manner that contributes to
                                                the enhancement of the quality of life in
                                                America.
---------------- ------------------------------ ------------------------------------------- -----------------------------
WDYC1            Fidelity VIP Dynamic Capital   Objective: capital appreciation. Invests    Fidelity Management &
WDYC3            Appreciation Portfolio         primarily in growth or value common         Research Company (FMR),
WDYC4            (Service Class 2)              stocks of domestic and foreign issuers.     investment manager; FMR
WDYC6                                                                                       U.K., FMR Far East,
                                                                                            Fidelity Investments Japan
                                                                                            Limited (FIJ) and FMR Co.
                                                                                            Inc. (FMRC), sub-investment
                                                                                            advisors
---------------- ------------------------------ ------------------------------------------- -----------------------------
WHIP1            Fidelity VIP High Income       Objective: high level of current income     FMR, investment manager;
WHIP3            Portfolio (Service Class 2)    while also considering growth of capital.   FMR U.K., FMR Far East, FIJ
WHIP4                                           Invests primarily in foreign and            and FMRC, sub-investment
WHIP6                                           domestic issued income-producing debt       advisors.
                                                securities,  preferred
                                                stocks and convertible
                                                securities, with an emphasis on
                                                lower-quality debt securities.
                                                Invests in companies in troubled
                                                or uncertain financial
                                                condition.
---------------- ------------------------------ ------------------------------------------- -----------------------------
WMDC1            Fidelity VIP Mid Cap           Objective: long-term growth of capital.     FMR, investment manager;
WMDC3            Portfolio (Service Class 2)    Invests primarily in medium market          FMR U.K., FMR Far East, FIJ
WMDC4                                           capitalization common stocks.               and FMRC, sub-investment
WMDC6                                                                                       advisors.

---------------- ------------------------------ ------------------------------------------- -----------------------------
WISE1            FTVIPT Franklin Income         Objective: maximize income while            Franklin Advisers, Inc.
WISE3            Securities Fund - Class 2      maintaining prospects for capital
WISE4                                           appreciation. Invests primarily
WISE6                                           in a diversified portfolio of
                                                debt and equity securities,
                                                including high yield,
                                                lower-rated "junk bonds."


---------------- ------------------------------ ------------------------------------------- -----------------------------
WRES1            FTVIPT Franklin Real Estate    Objective: capital appreciation with a      Franklin Advisers, Inc.
WRES3            Fund - Class 2                 secondary goal to earn current income.
WRES4                                           Invests primarily in equity
WRES6                                           securities of companies
                                                operating in the real estate
                                                industry, primarily equity real
                                                estate investment trusts
                                                (REITS).
---------------- ------------------------------ ------------------------------------------- -----------------------------



--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 27

---------------- ------------------------------ ------------------------------------------- -----------------------------
SUBACCOUNT       INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISOR OR
                                                                                            MANAGER

---------------- ------------------------------ ------------------------------------------- -----------------------------

PSMC1            FTVIPT Franklin Small Cap      Objective: long-term capital growth.        Franklin Advisers, Inc.
WSMC1            Fund - Class 2                 Invests primarily in equity securities of
WSMC3                                           U.S. small capitalization (small cap)
WSMC4                                           companies with market cap values
                                                not exceeding (i) $1.5 billion,
                                                or (ii) the highest market cap
                                                value in the Russell
                                                2000-Registered Trademark-
                                                Index, whichever is greater, at
                                                the time of purchase.
---------------- ------------------------------ ------------------------------------------- -----------------------------
WMSS1            FTVIPT Mutual Shares           Objective: capital appreciation, with       Franklin Mutual Advisers,
WMSS3            Securities Fund - Class 2      income as a secondary goal. Invests         LLC
WMSS4                                           primarily in equity securities
WMSS6                                           of companies that the manager
                                                believes are available at market
                                                prices less than their value
                                                based on certain recognized or
                                                objective criteria (intrinsic
                                                value).
---------------- ------------------------------ ------------------------------------------- -----------------------------
WUSE1            Goldman Sachs VIT CORE-SM-     Objective: seeks long-term growth of        Goldman Sachs Asset
WUSE3            U.S. Equity Fund               capital and dividend income. Invests        Management
WUSE4                                           primarily in a broadly diversified
WUSE6                                           portfolio of large-cap and blue chip
                                                equity securities representing all major
                                                sectors of the U.S. economy.
---------------- ------------------------------ ------------------------------------------- -----------------------------
WGLI1            Goldman Sachs VIT Global       Objective: seeks high total return,         Goldman Sachs Asset
WGLI3            Income Fund                    emphasizing current income, and, to a       Management International
WGLI4                                           lesser extent, providing opportunities
WGLI6                                           for capital appreciation. Invests
                                                primarily in a portfolio of high quality
                                                fixed-income securities of U.S. and
                                                foreign issuers and enters into
                                                transactions in foreign currencies.
---------------- ------------------------------ ------------------------------------------- -----------------------------
SITO2            Goldman Sachs VIT Internet     Objective: seeks long-term growth of        Goldman Sachs Asset
WITO1            Tollkeeper Fund-SM-            capital. Invests primarily in equity        Management
WITO4                                           securities of companies the
WITO6                                           investment adviser believes will
                                                benefit from the growth of the
                                                Internet by providing access,
                                                infrastructure, content and
                                                services to Internet companies
                                                and customers.
---------------- ------------------------------ ------------------------------------------- -----------------------------
WMCV1            Goldman Sachs VIT Mid Cap      Objective: seeks long-term capital          Goldman Sachs Asset
WMCV3            Value Fund                     appreciation. Invests primarily in          Management
WMCV4                                           mid-capitalization companies
WMCV6                                           within the range of the market
                                                capitalization of companies
                                                constituting the Russell Midcap
                                                Value index at the time of
                                                investment.
---------------- ------------------------------ ------------------------------------------- -----------------------------
PGIS1            MFS-Registered Trademark-      Objective: long-term growth of capital      MFS Investment
WGIS1            Investors Trust Series -       with a secondary objective to seek          Management-Registered
WGIS3            Initial Class (previously      reasonable current income. Invests          Trademark-
WGIS4            MFS-Registered Trademark-      primarily in common stocks and related
                 Growth with Income Series)     securities, such as preferred stocks,
                                                convertible securities and depositary
                                                receipts for those securities.

---------------- ------------------------------ ------------------------------------------- -----------------------------
PUTS1            MFS-Registered Trademark-      Objective: capital growth and current       MFS Investment
WUTS1            Utilities Series -  Initial    income. Invests primarily in equity and     Management-Registered
WUTS3            Class                          debt securities of domestic and foreign     Trademark-
WUTS4                                           companies in the utilities industry.
---------------- ------------------------------ ------------------------------------------- -----------------------------


--------------------------------------------------------------------------------
28 WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY

---------------- ------------------------------ ------------------------------------------- -----------------------------
SUBACCOUNT       INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISOR OR
                                                                                            MANAGER
---------------- ------------------------------ ------------------------------------------- -----------------------------

PIGR1            Putnam VT International        Objective: capital appreciation. Invests    Putnam Investment
WIGR1            Growth Fund - Class IB Shares  mainly in growth stocks outside the         Management, LLC
WIGR3                                           United States that reflect a
WIGR4                                           value lower than that which
                                                Putnam Management places on the
                                                company or whose earnings we
                                                believe are likely to grow over
                                                time.
---------------- ------------------------------ ------------------------------------------- -----------------------------
PVIS1            Putnam VT Vista Fund -         Objective: capital appreciation. Invests    Putnam Investment
WVIS1            Class IB Shares                mainly in common stocks of mid-sized U.S.   Management, LLC
WVIS3                                           companies with a focus on growth stocks.
WVIS4

---------------- ------------------------------ ------------------------------------------- -----------------------------
WAAL1            Wells Fargo VT Asset           Objective: long-term total return,          Wells Fargo Funds
WAAL3            Allocation Fund                consistent with reasonable risk. Invests    Management, LLC, advisor;
WAAL4                                           primarily in the securities of various      Barclays Global Fund
WAAL6                                           indexes to replicate the total return of    Advisors, sub-advisor.
                                                the index. We use an asset allocation
                                                model to allocate and reallocate assets
                                                among common stocks (S&P 500 Index), U.S.
                                                Treasury bonds (Lehman Brothers 20+ Bond
                                                Index) and money market instruments,
                                                operating from a target allocation of 60%
                                                stocks and 40% bonds.
---------------- ------------------------------ ------------------------------------------- -----------------------------
WCBD1            Wells Fargo VT Corporate       Objective: high level of current income     Wells Fargo Funds
WCBD3            Bond Fund                      consistent with reasonable risk. Invests    Management, LLC, advisor;
WCBD4                                           primarily in corporate debt securities of   Wells Capital Management
WCBD6                                           any maturity.                               Incorporated,  sub-advisor.
---------------- ------------------------------ ------------------------------------------- -----------------------------
WEQI1            Wells Fargo VT Equity          Objective: long-term capital appreciation   Wells Fargo Funds
WEQI3            Income Fund                    and above-average dividend income.          Management, LLC, advisor;
WEQI4                                           Invests primarily in common stocks of       Wells Capital Management
WEQI6                                           large, high-quality domestic companies      Incorporated, sub-advisor.
                                                with above-average return potential
                                                and above-average dividend income.
---------------- ------------------------------ ------------------------------------------- -----------------------------
WEQV1            Wells Fargo VT Equity  Value   Objective: long-term capital                Wells Fargo Funds
WEQV3            Fund                           appreciation. Invests primarily in equity   Management, LLC, advisor;
WEQV4                                           securities that we believe are              Wells Capital Management
WEQV6                                           undervalued in relation to the overall      Incorporated,  sub-advisor.
                                                stock markets.
---------------- ------------------------------ ------------------------------------------- -----------------------------
WGRO1            Wells Fargo VT Growth Fund     Objective: long-term capital                Wells Fargo Funds
WGRO3                                           appreciation. Invests primarily in common   Management, LLC, advisor;
WGRO4                                           stocks and other equity securities. We      Wells Capital Management
WGRO6                                           look for companies that have a strong       Incorporated,  sub-advisor.
                                                earnings growth trend that we believe
                                                have above-average prospects for future
                                                growth.
---------------- ------------------------------ ------------------------------------------- -----------------------------
WIEQ1            Wells Fargo VT International   Objective: total return with an emphasis    Wells Fargo Funds
WIEQ3            Equity Fund                    on capital appreciation over the            Management, LLC, advisor;
WIEQ4                                           long-term. Invests primarily in equity      Wells Capital Management
WIEQ6                                           securities of non-U.S. companies.           Incorporated,  sub-advisor.
---------------- ------------------------------ ------------------------------------------- -----------------------------
WLCG1            Wells Fargo VT Large Company   Objective: long-term capital                Wells Fargo Funds
WLCG3            Growth Fund                    appreciation. Invests primarily in common   Management, LLC, advisor;
WLCG4                                           stock of large, high-quality domestic       Peregrine Capital
WLCG6                                           companies that have superior growth         Management, Inc.,
                                                potential.                                  sub-advisor.
---------------- ------------------------------ ------------------------------------------- -----------------------------


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 29

---------------- ------------------------------ ------------------------------------------- -----------------------------
SUBACCOUNT       INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISOR OR
                                                                                            MANAGER
---------------- ------------------------------ ------------------------------------------- -----------------------------
WMMK1            Wells Fargo VT Money  Market   Objective: current income, while            Wells Fargo Funds
WMMK3            Fund                           preserving capital and liquidity. Invests   Management, LLC, advisor;
WMMK4                                           primarily in high-quality, U.S.             Wells Capital Management
WMMK6                                           dollar-denominated money market             Incorporated,  sub-advisor.
                                                instruments, including debt obligations.
---------------- ------------------------------ ------------------------------------------- -----------------------------
WSCG1            Wells Fargo VT Small Cap       Objective: long-term capital                Wells Fargo Funds
WSCG3            Growth Fund                    appreciation. Invests primarily in common   Management, LLC, advisor;
WSCG4                                           stocks issued by companies whose market     Wells Capital Management
WSCG6                                           capitalization falls within the range of    Incorporated,  sub-advisor.
                                                the Russell 2000 Index, which is
                                                considered a small capitalization index.
---------------- ------------------------------ ------------------------------------------- -----------------------------

A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.


--------------------------------------------------------------------------------
30 WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY

THE FIXED ACCOUNTS

GUARANTEE PERIOD ACCOUNTS (GPAS)

You may allocate purchase payments to one or more of the GPAs with Guarantee Periods ranging from two to ten years. These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you allocate money to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA.

The minimum guaranteed interest rate on the GPAs is 3%.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion. We will determine these rates based on various factors including, but not limited to, the interest rate environment, returns available on investments backing these annuities, product design, competition and American Enterprise Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE FUTURE GUARANTEED INTEREST RATES ABOVE THE 3% RATE.


You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below.) At that time you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period, we will automatically transfer the contract value into the one-year fixed account.


We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Duff and Phelp's -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

- Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 31

MARKET VALUE ADJUSTMENT (MVA)

We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA.

Before we look at the MVA formula, it may help to look in a general way at how comparing your GPA's guaranteed rate and the rate for a new GPA affects the MVA.

Relationship between your GPA's guaranteed rate and the new GPA for the same time as the Guarantee Period remaining on your GPA:

                           IF YOUR GPA RATE IS:                      THE MVA IS:

                     Less than the new GPA rate + 0.10%                Negative
                     Equal to the new GPA rate + 0.10%                 Zero
                     Greater than the new GPA rate + 0.10%             Positive

GENERAL EXAMPLES:

Assume:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

- After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. We add 0.10% to the 5.0% rate to get 5.10%. Your GPA's 4.5% rate is less than the 5.10% rate and, as reflected in the table above, the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 4.5%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. We add 0.10% to the 4.0% rate to get 4.10%. In this example, since your GPA's 4.5% rate is greater than the 4.10% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS:

The precise MVA formula we apply is as follows:

                                        to the power of n/12
                                   l + i
   EARLY WITHDRAWAL AMOUNT x [(-------------)                         - 1] = MVA
                               1 + j + .001

   Where i = rate earned in the GPA from which amounts are being transferred or withdrawn.
         j = current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period.
         n = number of months remaining in the current Guarantee Period
             (rounded up).

EXAMPLES:

Using assumptions similar to those we used in the examples above:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

- After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.


--------------------------------------------------------------------------------
32 WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY

EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. Using the formula above, we determine the MVA as follows:

                                             to the power of 84/12
                                   1.045
                    $1,000 x [(--------------)      - 1] = - $39.28
                               1 + .05 + .001


In this example, the MVA is a negative $39.28.

EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. Using the formula above, we determine the MVA as follows:

                                              to the power of 84/12
                                   1.045
                    $1,000 x [(--------------)      - 1] = $27.21
                               1 + .04 + .001

In this example, the MVA is a positive $27.21.


Please note that when you allocate your purchase payment to the ten-year GPA and you have begun your fourth contract year at the beginning of the Guarantee Period, your withdrawal charge percentage is 4% if you chose the six-year schedule and 6% if you chose the eight-year schedule. (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.


The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.


We will not apply MVAs to amounts withdrawn for the annual contract administrative charge, to amounts we pay as death claims or to automatic transfers from the two-year Guarantee Period Account. In some states, the MVA is limited.


THE ONE-YEAR FIXED ACCOUNT


You may also allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.


Interest in the one-year fixed account is not required to be registered with the SEC. However, the Market Value Adjustment interests under the contracts are registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account (but the SEC does review the disclosures in this prospectus on the Market Value Adjustment interests). Disclosures regarding the one-year fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the one-year fixed account.)


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 33

BUYING YOUR CONTRACT


Your sales representative will help you complete and submit an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You may buy only a nonqualified annuity (by rollover only) or a qualified annuity from your Wells Fargo sales representative without prior approval. You may buy a qualified annuity or a nonqualified annuity through your AEFA sales representative. You can buy another contract with the same underlying funds but with different mortality and expense risk fees and withdrawal charges. For information on this contract please call us at the telephone number listed on the first page of this prospectus or ask your sales representative.


You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 85 or younger. (The age limit may be younger for qualified annuities in some states.)

When you apply, you may select:

-  the length of the withdrawal charge period (six or eight years)(1);

-  the optional Benefit Protector-SM- Death Benefit Rider(2);

-  the optional Benefit Protector-SM- Plus Death Benefit Rider(2);

-  the optional Enhanced Death Benefit Rider(2);

-  the optional Guaranteed Minimum Income Benefit Rider(3);

- the one-year fixed account, Guarantee Period Accounts and/or subaccounts in which you want to invest(4);

-  how you want to make purchase payments; and

-  a beneficiary.


(1) The six-year withdrawal charge schedule is not available under contracts issued in Oregon and contracts issued through AEFA.

(2) You may select one of the following: the EDB, the Benefit Protector or the Benefit Protector Plus. Riders may not be available in all states. The Benefit Protector and the Benefit Protector Plus are only available if you and the annuitant are 75 or younger at contract issue. The EDB is only available if both you and the annuitant are 79 or younger at contract issue.

(3) The GMIB is only available at the time you purchase your contract if the annuitant is 75 or younger at contract issue and you also select the EDB. Riders may not be available in all states.


(4) Some states restrict the amount you can allocate to the fixed accounts.

The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed accounts in even 1% increments.

If your application is complete, we will process it and apply your purchase payment to the fixed accounts and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.


You may make monthly payments to your contract under a Systematic Investment Plan (SIP). To begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.


In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date. For contracts issued in Oregon, purchase payments may not be made after the first contract anniversary.

THE RETIREMENT DATE

Annuity payouts are scheduled to begin on the retirement date. When we process your application, we will establish the retirement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the retirement date must be:

-  no earlier than the 30th day after the contract's effective date; and

- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.

FOR QUALIFIED ANNUITIES (EXCEPT ROTH IRAS), to avoid IRS penalty taxes, the retirement date generally must be:

-  on or after the date the annuitant reaches age 59 1/2; and

- for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2.

If you take the minimum IRA distribution as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later.


--------------------------------------------------------------------------------
34 WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY

BENEFICIARY

We will pay your named beneficiary the death benefit if it becomes payable before the retirement date while the contract is in force and before annuity payouts begin. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

Purchase payments are limited and may not be made after the first contract anniversary for contracts issued in Oregon.

MINIMUM PURCHASE PAYMENTS:

   If paying by SIP(1):                      $100,000 initial payment for contracts issued through AEFA.
                                             $50 initial payment for all other contracts.
                                             $50 for additional payments.

   If paying by any other method:            $100,000 initial payment for contracts issued through AEFA.
                                             $5,000 initial payment for all other contracts issued in South
                                                Carolina, Texas and Washington.
                                             $2,000 initial payment for all other contracts issued in all other states.
                                             $100 for additional payments.

(1) Payments made using SIP must total $2,000 before you can make partial withdrawals.


MAXIMUM TOTAL ALLOWABLE PURCHASE PAYMENTS(2)
    (WITHOUT PRIOR APPROVAL):                $1,000,000


(2) This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER:

Send your check along with your name and contract number to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SIP:

Contact your sales representative to complete the necessary SIP paperwork.

PURCHASE PAYMENT CREDITS

You will generally receive a purchase payment credit with every payment you make to your contract. We apply this credit immediately. We allocate the credit to the fixed accounts and subaccounts in the same proportions as your purchase payment. We apply the credit as a percentage of your net current payment based on the following schedule:

                              IF TOTAL NET PAYMENTS* MADE DURING                THEN THE PURCHASE PAYMENT
                               THE LIFE OF THE CONTRACT EQUALS...              CREDIT PERCENTAGE EQUALS...

                                    Less than $10,000                                      1%
                                    $10,000 to less than 1 million                         2
                                    $1 million to less than 5 million                      3
                                    $5 million and over                                    4

* Net payments equal total payments less total withdrawals.


If you make any additional payments that cause the contract to become eligible for a higher percentage credit, we will add credits to your prior payments (less total withdrawals). We allocate credits according to the purchase payment allocation on the date we add the credits to the contract.


We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We will reverse credits from the contract value for any purchase payment that is not honored (if, for example your purchase payment check is returned for insufficient funds).


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 35

To the extent a death benefit or withdrawal payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for withdrawal charge waiver due to "Contingent events" (see "Charges -- Contingent events"), we will assess a charge, similar to a withdrawal charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your withdrawal value. The amount returned to you under the free look provision also will not include any credits applied to your contract.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed accounts in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct this charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. For contracts with a six-year withdrawal charge schedule, this fee totals 1.35% of their average daily net assets on an annual basis. For contracts with an eight-year withdrawal charge schedule, this fee totals 1.10% of their average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. If you choose the optional Enhanced Death Benefit Rider, we will charge an additional 0.20% of the average daily net assets on annual basis (see "Enhanced Death Benefit Rider fee" below). These fees do not apply to the fixed accounts. We cannot increase these fees.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.

BENEFIT PROTECTOR-SM- DEATH BENEFIT RIDER FEE


We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.25% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.


When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 0.75%.


--------------------------------------------------------------------------------
36 WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY

BENEFIT PROTECTOR-SM- PLUS DEATH BENEFIT RIDER FEE


We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 1.25%.


ENHANCED DEATH BENEFIT RIDER FEE


We charge a fee for this optional feature only if you select it(1). If selected, we apply this fee daily to the subaccounts as part of the mortality and expense risk fee. It is reflected in the unit values of the subaccounts and it totals 0.20% of their average daily net assets on an annual basis. We cannot increase the fee.

(1) You may select one of the following: the EDB, the Benefit Protector or the Benefit Protector Plus. Riders may not be available in all states. The Benefit Protector and the Benefit Protector Plus are only available if you and the annuitant are 75 or younger at contract issue. The EDB is only available if both you and the annuitant are 79 or younger at contract issue.


GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE


We charge a fee (currently 0.30%) based on the GMIB benefit base for this optional feature only if you select it(2). If selected, we deduct the fee from the contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.


If the contract is terminated or if annuity payouts begin, we will deduct the fee at that time adjusted for the number of calendar days coverage was in place. We cannot increase the GMIB fee after the rider effective date and it does not apply after annuity payouts begin. We can increase the GMIB fee on new contracts up to a maximum of 0.75%. For details on how we calculate the fee, see "Optional Benefits -- Guaranteed Minimum Income Benefit Rider."


(2) The GMIB is only available at the time you purchase your contract if the annuitant is 75 or younger at contract issue and you also select the EDB. Riders may not be available in all states.


WITHDRAWAL CHARGE


If you withdraw all or part of your contract, you may be subject to a withdrawal charge. A withdrawal charge applies if all or part of the withdrawal amount is from purchase payments we received within six or eight years before withdrawal. You select the withdrawal charge period at the time of your application for the contract*. The withdrawal charge percentages that apply to you are shown in your contract. In addition, amounts withdrawn from a Guarantee Period Account more than 30 days before the end of the applicable Guarantee Period will be subject to a MVA. (See "The Fixed Accounts -- Market Value Adjustments (MVA).")


For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:


1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary's contract value. (We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.) We do not assess a withdrawal charge on this amount.


2. Next, we withdraw contract earnings, if any, that are greater than the annual 10% free withdrawal amount described in number one above. Contract earnings equal contract value less purchase payments received and not previously withdrawn. We do not assess a withdrawal charge on contract earnings.

   NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed accounts.

3. Next we withdraw purchase payments received prior to the withdrawal charge period you selected and shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.

We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage, and then adding the total withdrawal charges.


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 37

The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn, depending on the schedule you selected*:

                SIX-YEAR SCHEDULE                                                    EIGHT-YEAR SCHEDULE
YEARS FROM PURCHASE            WITHDRAWAL CHARGE                       YEARS FROM PURCHASE           WITHDRAWAL CHARGE
  PAYMENT RECEIPT                 PERCENTAGE                             PAYMENT RECEIPT                PERCENTAGE

         1                            8%                                       1                            8%

         2                            8                                        2                            8

         3                            8                                        3                            8

         4                            6                                        4                            8

         5                            4                                        5                            8

         6                            2                                        6                            6

         Thereafter                   0                                        7                            4

                                                                               8                            2

                                                                               Thereafter                   0

* The six-year withdrawal charge schedule is not available under contracts issued in Oregon and contracts issued through AEFA.

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE: Assume you requested a withdrawal of $1,000 and there is a withdrawal charge of 7%. The total amount we actually deduct from your contract is $1,075.26. We determine this amount as follows:

     AMOUNT REQUESTED                 $1,000
--------------------------     OR     ------   =  $1,075.26
 1.00 - WITHDRAWAL CHARGE              .93

By applying the 7% withdrawal charge to $1,075.26, the withdrawal charge is $75.26. We pay you the $1,000 you requested. If you make a full withdrawal of your contract, we also will deduct the applicable contract administrative charge.

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. If the original contract had a six-year withdrawal charge schedule, the discount rate we use in the calculation will be 5.32% if the assumed investment rate is 3.5% and 6.82% if the assumed investment rate is 5%. If the original contract had an eight-year withdrawal charge schedule, the discount rate we use in the calculation will be 5.07% if the assumed investment rate is 3.5% and 6.57% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your withdrawal charge exceed 9% of the amount available for payouts under the plan.

WITHDRAWAL CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the withdrawal charge on a contract with an eight-year withdrawal charge schedule with this history:

- The contract date is Nov. 1, 2001 with a contract year of Nov. 1 through Oct. 30 and with an anniversary date of Nov. 1 each year; and

-  We received these payments

   -- $10,000 Nov. 1, 2001;

   -- $8,000 Dec. 31, 2007; and

   -- $6,000 Feb. 20, 2009; and


- You withdraw the contract for its total withdrawal value of $38,101 on Aug. 5, 2011 and made no other withdrawals during that contract year; and


-  The prior anniversary Nov. 1, 2010 contract value was $38,488.

WITHDRAWAL CHARGE          EXPLANATION


 $        0                $3,848.80 is 10% of the prior anniversary's contract
                           value withdrawn without withdrawal charge; and


          0 $10,252.20 is contract earnings in excess of the 10% free withdrawal amount withdrawn without withdrawal charge; and

          0 $10,000 Nov. 1, 2001 payment was received nine or more years before withdrawal and is withdrawn without withdrawal charge; and

        640 $8,000 Dec. 31, 2007 payment is in its fourth year from receipt, withdrawn with an 8% withdrawal charge;
                           and

        480                $6,000 Feb. 20, 2009 payment is in its third year
                           from receipt withdrawn with an 8% withdrawal charge.
  ---------
     $1,120


--------------------------------------------------------------------------------
38 WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY

WAIVER OF WITHDRAWAL CHARGES

We do not assess withdrawal charges for:

-  withdrawals of any contract earnings;


- withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value to the extent it exceeds contract earnings;


- required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

-  contracts settled using an annuity payout plan;

- withdrawals made as a result of one of the "Contingent events"* described below to the extent permitted by state law (see your contract for additional conditions and restrictions);

-  amounts we refund to you during the free look period;* and

-  death benefits.*

* However, we will reverse certain purchase payment credits up to the maximum withdrawal charge. (See "Buying Your Contract -- Purchase Payment Credits.")

CONTINGENT EVENTS


- Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the withdrawal.


- To the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.


- Withdrawals you make if you or the annuitant become disabled within the meaning of the Code Section 72(m)(7) after contract issue. The disabled person must also be receiving Social Security disability or state long term disability benefits. The disabled person must be age 70 or younger at the time of withdrawal. You must provide us with a signed letter from the disabled person stating that he or she meets the above criteria, a legible photocopy of Social Security disability or state long term disability benefit payments and the application for such payments.

- Withdrawals you make once a year if you or the annuitant become unemployed at least one year after contract issue, up to the following amounts each year:

   (a) 25% of your prior anniversary's contract value (or $10,000 if greater) if the unemployment condition is met for at least 30 straight days; or

   (b) 50% of your prior anniversary's contract value (or $10,000 if greater) if the unemployment condition is met for at least 180 straight days.

The unemployment condition is met if the unemployed person is currently receiving unemployment compensation from a government unit of the United States, whether federal or state. You must provide us with a signed letter from the unemployed person stating that he or she meets the above criteria with a legible photocopy of the unemployment benefit payments meeting the above criteria with regard to dates.

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

PREMIUM TAXES


Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.



--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 39

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNTS

We value the amounts you allocated to the fixed accounts directly in dollars. The value of a fixed account equals:

- the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the Guarantee Period Accounts;

-  plus any purchase payment credits allocated to the fixed accounts;

-  plus interest credited;

- minus the sum of amounts withdrawn after the MVA (including any applicable withdrawal charges) and amounts transferred out;


-  minus any prorated contract administrative charge;


- minus any prorated portion of the Benefit Protector-SM- Death Benefit Rider fee (if applicable);

- minus any prorated portion of the Benefit Protector-SM- Plus Death Benefit Rider fee (if applicable); and

- minus any prorated portion of the Guaranteed Minimum Income Benefit Rider fee (if applicable).

SUBACCOUNTS


We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial withdrawal, transfer amounts out of a subaccount, or we assess a contract administrative charge, or the Benefit Protector fee, or the Benefit Protector Plus fee, or the Guaranteed Minimum Income Benefit Rider fee, we subtract a certain number of accumulation units from your contract.


The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee, the variable account administrative charge and the Enhanced Death Benefit Rider fee (if selected) from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways-- in number and in value.

The number of accumulation units you own may fluctuate due to:

-  additional purchase payments you allocate to the subaccounts;

-  any purchase payment credits allocated to the subaccounts;

-  transfers into or out of the subaccounts;

-  partial withdrawals;

-  withdrawal charges;

-  prorated portions of the contract administrative charge;


- prorated portions of the Benefit Protector-SM- Death Benefit Rider fee (if selected);

- prorated portions of the Benefit Protector-SM- Plus Death Benefit Rider fee (if selected); and/or


- prorated portions of the Guaranteed Minimum Income Benefit Rider fee (if selected).


--------------------------------------------------------------------------------
40 WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY

Accumulation unit values will fluctuate due to:

-  changes in funds' net asset value;

-  dividends distributed to the subaccounts;

-  capital gains or losses of funds;

-  fund operating expenses; and/or

- mortality and expense risk fee, the variable account administrative charge and the Enhanced Death Benefit Rider fee (if selected).

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year Guarantee Period Account to one or more subaccounts. The three to ten year Guarantee Period Accounts are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

By investing an equal number                                                                                     NUMBER
of dollars each month...                                          AMOUNT               ACCUMULATION             OF UNITS
                                            MONTH                INVESTED               UNIT VALUE              PURCHASED
                                            Jan                    $100                    $20                       5.00

                                            Feb                     100                     18                       5.56

you automatically buy                       Mar                     100                     17                       5.88
more units when the
per unit market price is low...   -->       Apr                     100                     15                       6.67

                                            May                     100                     16                       6.25

                                            Jun                     100                     18                       5.56

                                            Jul                     100                     17                       5.88

and fewer units                             Aug                     100                     19                       5.26
when the per unit
market price is high.             -->       Sept                    100                     21                       4.76

                                            Oct                     100                     20                       5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

TIERED DOLLAR-COST AVERAGING (TIERED DCA) PROGRAM


If your net contract value(1) is at least $10,000, you can choose to participate in the Tiered DCA program. There is no charge for the Tiered DCA program. Under the Tiered DCA program, you can allocate a new purchase payment and any applicable purchase payment credits to one of two special Tiered DCA accounts. We determine which Tiered DCA account you are eligible for as follows:


                                                                    WE ALLOCATE YOUR NEW PURCHASE PAYMENT
                          IF YOUR NET CONTRACT VALUE(1) IS ... AND ANY APPLICABLE PURCHASE PAYMENT CREDIT TO:

                                    $10,000 - $49,999                          Tier 1 DCA account

                                    $50,000 or more                            Tier 2 DCA account(2)

(1) "Net contract value" equals your current contract value plus any new purchase payment and purchase payment credit. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, purchase payment credits, withdrawal requests and exchange requests submitted with your application.

(2) You cannot allocate your new purchase payments and purchase payment credits to a Tier 1 DCA account if you are eligible to participate in a Tier 2 DCA account.


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 41

You may only allocate a new purchase payment of at least $1,000 to the Tiered DCA account for which you are eligible. You cannot transfer existing contract values into the Tiered DCA account. Each Tiered DCA account lasts for only six months from the time we receive your first purchase payment. We make monthly transfers of your total Tiered DCA account value into the other accounts you selected over the six-month period.


We credit interest to each Tiered DCA account at rates that generally are higher than those we credit to the one-year fixed account and the two-year Guarantee Period Account. We credit higher rates on the Tier 2 DCA account than on the Tier 1 DCA account. We will change the interest rate on each Tiered DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment and purchase payment credit, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.

We credit each Tiered DCA account with current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six-month period on the balance remaining in your Tiered DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Tiered DCA account into the accounts you selected.

Once you establish a Tiered DCA account you cannot allocate additional purchase payments to a it. However, you may establish another new Tiered DCA account and allocate new purchase payments to it when we change the interest rates we offer on these accounts. If you are funding a Tiered DCA account from multiple sources, we apply each purchase payment and purchase payment credit to the account and credit interest on that purchase payment and purchase payment credit on the date we receive it. This means that all purchase payments and purchase payment credits may not be in the Tiered DCA account at the beginning of the six-month period. Therefore, you may receive less total interest than you would have if all your purchase payments and purchase payment credits were in the Tiered DCA account from the beginning. If we receive any of your multiple payments after the six-month period ends, you can either allocate those payments to a new Tiered DCA account (if available) or to any other accounts available under your contract.


You cannot participate in the Tiered DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Tiered DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Tiered DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Tiered DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Tiered DCA account balance. We will transfer the remaining balance from your Tiered DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Tiered DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.


We can modify the terms or discontinue the Tiered DCA program at any time. Any modifications will not affect any purchase payments and purchase payment credits that are already in a Tiered DCA account. For more information on the Tiered DCA program, contact your sales representative.


ASSET REBALANCING

You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed accounts. There is no charge for asset rebalancing. The contract value must be at least $2,000.


You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Tiered DCA program and you change your subaccount asset allocation for the asset-rebalancing program, we will change your subaccount asset allocation under the Tiered DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.


TRANSFERRING BETWEEN ACCOUNTS


You may transfer contract value from any one subaccount, or the fixed accounts, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed accounts.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the Guarantee Period Accounts will be subject to a MVA if done more than 30 days before the end of the Guarantee Period.



--------------------------------------------------------------------------------
42 WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY

We may suspend or modify transfer privileges at any time. Excessive trading activity can disrupt fund management strategy and increase expenses, which are borne by all contract owners who allocated purchase payments to the fund regardless of their transfer activity. We may apply modifications or restrictions in any reasonable manner to prevent transfers we believe will disadvantage other contract owners. These modifications could include, but not be limited to:

-  requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

- limiting the dollar amount that a contract owner may transfer at any one time.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed accounts at any time. However, if you made a transfer from the one-year fixed account to the subaccounts, you may not make a transfer from any subaccount back to the one-year fixed account for six months following that transfer.


- You may transfer contract values from the one-year fixed account to the subaccounts or the Guarantee Period Accounts once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA.


- You may transfer contract values from a Guarantee Period Account any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA, which may result in a gain or loss of contract value.

- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the subaccounts or the Guarantee Period Accounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the one-year fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.

- Once annuity payouts begin, you may not make any transfers to the Guarantee Period Accounts.

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1 BY LETTER:

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or withdrawal to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT

Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT

Transfers or withdrawals:  Contract value or entire account balance

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS:

Your sales representative can help you set up automated transfers or partial withdrawals among your subaccounts or fixed accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months.

- Automated withdrawals may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial withdrawals are in effect.

- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT

Transfers or withdrawals:  $100 monthly
                           $250 quarterly, semiannually or annually


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 43

3 BY PHONE:


Call between 8 a.m. and 7 p.m. Central time:
(800) 333-3437


MINIMUM AMOUNT

Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT

Transfers:                 Contract value or entire account balance
Withdrawals:               $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.

WITHDRAWALS


You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. For full withdrawals, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay charges (see "Charges -- Withdrawal Charge") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").


WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts and/or the fixed accounts in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise.

RECEIVING PAYMENT

By regular or express mail:

-  payable to owner;

-  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

   -- the withdrawal amount includes a purchase payment check that has not cleared;

   -- the NYSE is closed, except for normal holiday and weekend closings;

   -- trading on the NYSE is restricted, according to SEC rules;

   -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

   -- the SEC permits us to delay payment for the protection of security holders.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.


--------------------------------------------------------------------------------
44 WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY

BENEFITS IN CASE OF DEATH

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you select when you purchase the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.


STANDARD DEATH BENEFIT: If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of the following less any purchase payment credits added to the contract in the last 12 months:


1. total purchase payments plus purchase payment credits minus adjusted partial withdrawals;

2. contract value; or

3. the maximum anniversary value immediately preceding the date of death plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary.

                                                       (PW X DB)
STANDARD DEATH BENEFIT ADJUSTED PARTIAL WITHDRAWALS = -----------
                                                          CV

   PW = the partial withdrawal including any applicable withdrawal charge or
        MVA.
   DB = the death benefit on the date of (but prior to) the partial withdrawal. CV = contract value on the date of (but prior to) the partial withdrawal.


MAXIMUM ANNIVERSARY VALUE (MAV): This is the greatest of your contract values on any contract anniversary plus subsequent purchase payments and purchase payment credits minus adjusted partial withdrawals. We calculate the MAV on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of your (a) current contract value, or (b) total purchase payments and purchase payment credits minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV to the current contract value and we reset the MAV if the current contract value is higher. We stop resetting the MAV after you or the annuitant reach age
81. However, we continue to add subsequent purchase payments and purchase payment credits and subtract adjusted partial withdrawals from the MAV.


EXAMPLE:

- You purchase the contract with a payment of $20,000 on Jan. 1, 2001. We add a purchase payment credit of $400 to your contract.

- On Jan. 1, 2002 (the first contract anniversary) the contract value grows to $24,000.

- On March 1, 2002 the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

We calculate the standard death benefit on March 1, 2002 as follows:


Purchase payments and purchase payment credits minus adjusted partial withdrawals:


      Total purchase payments and purchase payment credits:           $20,400.00
      minus the standard death benefit adjusted partial withdrawals, calculated as:

         $1,500 x $20,400
        ------------------   =                                         -1,390.91
              $22,000                                                 ----------

      for a death benefit of:                                         $19,009.09
                                                                      ==========
Contract value at death:                                              $20,500.00
                                                                      ==========

The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial withdrawals:

      Greatest of your contract anniversary contract values:          $24,000.00

      plus purchase payments and purchase payment credits
        since that anniversary:                                            +0.00

      minus the standard death benefit adjusted partial withdrawals, calculated as:

          $1,500 x $24,000
         ------------------    =                                       -1,636.36
             $22,000                                                    --------

      for a death benefit of:                                         $22,363.64
                                                                      ==========

The standard death benefit, calculated as the greatest of
these three values is the MAV:                                        $22,363.64


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 45

IF YOU DIE BEFORE YOUR RETIREMENT DATE: When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after or death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES: If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The Guaranteed Minimum Income Benefit Rider (see "Optional Benefits"), if selected, will terminate.


If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and


- payouts begin no later than one year after your death, or other date as permitted by the Code; and


- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES: The IRS has issued proposed regulations which will affect distributions from your qualified annuity. These are proposed regulations that may take effect Jan. 1, 2002. The information below is an explanation based on existing law. Contract your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.


If your spouse is the sole beneficiary, your spouse may keep the contract as owner until the date on which the annuitant would have reached age 70 1/2, or any other date permitted by the Code. The contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The Guaranteed Minimum Income Benefit Rider (see "Optional Benefits"), if selected, will terminate.


If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and


-  payouts begin no later than one year following the year of your death; and


- the payout period does not extend beyond the beneficiary's life or life expectancy.

OPTIONAL BENEFITS

BENEFIT PROTECTOR-SM- DEATH BENEFIT RIDER (BENEFIT PROTECTOR)


The Benefit Protector is not available under contracts issued through AEFA. The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary. Be sure to discuss with your sales representative whether or not the Benefit Protector is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. Generally, you must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available under a nonqualified annuity contract. You may not select this rider if you select the Benefit Protector Plus or the Enhanced Death Benefit Riders. We reserve the right to discontinue offering the Benefit Protector for new contracts.


In some instances the rider effective date for the Benefit Protector may be after we issue the contract according to terms determined by us and at our sole discretion.


The Benefit Protector provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary the following less any purchase payment credits added to the contract in the last 12 months:


-  the standard death benefit (see "Benefits in Case of Death"),

PLUS

- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or

- 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.


--------------------------------------------------------------------------------
46 WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY

EARNINGS AT DEATH: for purposes of the Benefit Protector and Benefit Protector Plus riders, this is an amount equal to the standard death benefit minus purchase payments not previously withdrawn. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously withdrawn that are one or more years old.


TERMINATING THE BENEFIT PROTECTOR:

- You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

IF YOUR SPOUSE IS SOLE BENEFICIARY and your spouse elects to continue the contract, we will substitute the new contract value on the date of death for "purchase payments not previously withdrawn" used in calculating earnings at death. Your spouse has the option of discontinuing the Benefit Protector within 30 days of the date of death.

For an example of how we calculate the death benefit under the Benefit Protector, please see the example in the Benefit Protector-SM- Plus Death Benefit Rider below.

NOTE: For special tax considerations associated with the Benefit Protector, see "Taxes."

BENEFIT PROTECTOR-SM- PLUS DEATH BENEFIT RIDER  (BENEFIT PROTECTOR PLUS)


The Benefit Protector Plus is not available under contracts issued through AEFA. The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector Plus provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second contract year. Be sure to discuss with your sales representative whether or not the Benefit Protector Plus is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to you contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available under nonqualified annuities purchased through a transfer or exchange. You may not select this rider if you select the Benefit Protector or the Enhanced Death Benefit Riders. We reserve the right to discontinue offering the Benefit Protector Plus for new contracts.

The Benefit Protector Plus provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary the following less any purchase payment credits added to the contract in the last 12 months:


-  the benefits payable under the Benefit Protector described above,

PLUS

- a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:

                              PERCENTAGE IF YOU AND THE ANNUITANT ARE           PERCENTAGE IF YOU OR THE ANNUITANT ARE
CONTRACT YEAR                 UNDER AGE 70 ON THE RIDER EFFECTIVE DATE          70 OR OLDER ON THE RIDER EFFECTIVE DATE

One and Two                                0%                                                0%

Three and Four                            10                                                 3.75

Five or more                              20                                                 7.5

Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows (less any purchase payment credits added to the contract in the last 12 months):

-  the standard death benefit (see "Benefits in Case of Death") PLUS

                              IF YOU AND THE ANNUITANT ARE UNDER                IF YOU OR THE ANNUITANT ARE AGE 70
CONTRACT YEAR                 AGE 70 ON THE RIDER EFFECTIVE DATE, ADD...       OR OLDER ON THE RIDER EFFECTIVE DATE, ADD...

     1                        Zero                                              Zero

     2                        40% x earnings at death (see above)               15% x earnings at death

 3 & 4                        40% x (earnings at death + 25%                    15% x (earnings at death + 25%
                               initial purchase payment*)                       initial purchase payment*)

    5+                        40% x (earnings at death + 50%                    15% x (earnings at death + 50%
                               initial purchase payment*)                       initial purchase payment*)

* Initial purchase payments are payments made within 60 days of contract issue not previously withdrawn.


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 47

TERMINATING THE BENEFIT PROTECTOR PLUS:

- You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

EXAMPLE OF THE BENEFIT PROTECTOR AND BENEFIT PROTECTOR PLUS:

- You purchase the contract with a payment of $100,000 on Jan. 01, 2001 and you and the annuitant are under age 70. We add a $2,000 credit to your contract.


- On July 1, 2001 the contract value grows to $105,000. The death benefit on July 1, 2001 equals the standard death benefit, which is the contract value less any purchase payment credits added to the contract in the last 12 months, or $103,000. You have not reached the first contract anniversary so neither the Benefit Protector nor the Benefit Protector Plus provides any additional benefit at this time.


- On Jan. 1, 2002 the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time. The death benefit on July 1, 2001 equals:

      the standard death benefit (contract value):                      $110,000

      plus the Benefit Protector benefit which equals 40% of earnings at death (the standard death benefit minus payments not
        previously withdrawn):
        0.40 x ($110,000 - $100,000) =                                    +4,000
                                                                        --------
      Total death benefit of:                                           $114,000

- On Jan. 1, 2003 the contract value falls to $105,000. The death benefit on Jan. 1, 2003 equals:

      the standard death benefit (MAV):                                 $110,000

      plus the Benefit Protector benefit (40% of earnings at death):
        0.40 x ($110,000 - $100,000) =                                    +4,000

      plus the Benefit Protector Plus which in the third contract year equals 10% of purchase payments made within 60 days of contract
        issue and not previously withdrawn: 0.10 x $100,000 =            +10,000
                                                                        --------
      Total death benefit of:                                           $124,000

- On Feb. 1, 2003 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 8% withdrawal charge, of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to an 8% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,340 + $3,160 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $46,840. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2003 equals:

      standard death benefit (MAV adjusted for partial withdrawals):     $57,619

      plus the Benefit Protector benefit (40% of earnings at death):
        0.40 x ($57,619 - $55,000) =                                      +1,048

      plus the Benefit Protector Plus which in the third contract year equals 10% of purchase payments made within 60 days of contract
        issue and not previously withdrawn: 0.10 x $55,000 =              +5,500
                                                                       ---------
      Total death benefit of:                                            $64,167

- On Jan. 1, 2004 the contract value falls $40,000. The death benefit on Jan. 1, 2004 equals the death benefit paid on Feb. 1, 2003. The reduction in contract value has no effect.

- On Jan. 1, 2010 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit on Jan. 1, 2010 equals:

      standard death benefit (contract value):                          $200,000

      plus the Benefit Protector (40% of earnings at death, up to a maximum of 100% of purchase payments not previously
        withdrawn that are one or more years old)                        +55,000

      plus the Benefit Protector Plus which after the fourth contract year equals 20% of purchase payments made within 60 days of
        contract issue and not previously withdrawn: 0.20 x $55,000 =    +11,000
                                                                        --------
      Total death benefit of:                                           $266,000


--------------------------------------------------------------------------------
48 WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY

- On July 1, 2010 you make an additional purchase payment of $50,000 and we add a purchase payment credit of $1,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on either the Benefit Protector or Benefit Protector Plus values. The death benefit on July 1, 2010 equals:


      standard death benefit (contract value less any
        purchase payment credits added in the last 12 months):          $249,000


      plus the Benefit Protector (40% of earnings at death, up to a maximum of 100% of purchase payments not previously
        withdrawn that are one or more years old)                        +55,000


      plus the Benefit Protector Plus which after the fourth contract year equals 20% of purchase payments made within 60 days of
        contract issue and not previously withdrawn: 0.20 x $55,000 =    +11,000
                                                                        --------
      Total death benefit of:                                           $315,000


- On July 1, 2011 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the Benefit Protector changes but value of the Benefit Protector Plus remains constant. The death benefit on July 1, 2011 equals:

      standard death benefit (contract value):                          $250,000

      plus the Benefit Protector benefit which equals 40% of
        earnings at death (the standard death benefit minus payments
        not previously withdrawn):    0.40 x ($250,000 - $105,000) =     +58,000

      plus the Benefit Protector Plus which after the fourth contract year equals 20% of purchase payments made within 60 days of
        contract issue and not previously withdrawn: 0.20 x $55,000 =    +11,000
                                                                        --------
      Total death benefit of:                                           $319,000

IF YOUR SPOUSE IS SOLE BENEFICIARY and your spouse elects to continue the contract, we will terminate the Benefit Protector Plus and substitute the standard death benefit (see "Benefits in Case of Death").

NOTE: For special tax considerations associated with the Benefit Protector Plus, see "Taxes."

ENHANCED DEATH BENEFIT RIDER (EDB)


The EDB is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. This is an optional benefit that you may select for an additional charge (see "Charges"). The EDB does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your sales representative whether or not the EDB is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 79 or younger at contract issue, you may choose to add the EDB to your contract at the time of purchase. Once you select the EDB you may not cancel it. You may not add the EDB if you add either the Benefit Protector or the Benefit Protector Plus to your contract. You must select the EDB if you choose to add the Guaranteed Minimum Income Benefit Rider to your contract

The EDB provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of the following less any purchase payment credits added in the last 12 months:


-  the standard death benefit (see "Benefits in Case of Death"); or

-  the 5% rising floor.

5% RISING FLOOR: This is the sum of the value of your fixed accounts plus the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:

- the initial purchase payments and purchase payment credits allocated to the subaccounts increased by 5%,

-  plus any subsequent amounts allocated to the subaccounts, and

-  minus adjusted transfers or partial withdrawals from the subaccounts.


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 49

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 5% plus any subsequent amounts allocated to the subaccounts minus adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor after you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts.

                                                            (PWT X VAF)
5% RISING FLOOR ADJUSTED TRANSFERS OR PARTIAL WITHDRAWALS = ------------
                                                                SV

   PWT = the amount transferred from the subaccounts or the amount of the partial withdrawal (including any applicable withdrawal charge) from the subaccounts.

   VAF = variable account floor on the date of (but prior to) the transfer or partial withdrawal.

   SV = value of the subaccounts on the date of (but prior to) the transfer or partial withdrawal.

EXAMPLE:

- You purchase the contract with a payment of $20,000 on Jan. 1, 2001 and we add a $400 purchase payment credit to your contract. You allocate $5,100 to the one-year fixed account and $15,300 to the subaccounts.

- On Jan. 1, 2002 (the first contract anniversary), the one-year fixed account value is $5,200 and the subaccount value is $12,000. Total contract value is $17, 200.

- On March 1, 2002, the one-year fixed account value is $5,300 and the subaccount value is $14,000. Total contract value is $19,300. You take a $1,500 partial withdrawal all from the subaccounts, leaving the contract value at $17,800.

The death benefit on March 1, 2002 is calculated as follows:

The standard death benefit (which in this case is the MAV)

      Greatest of your contract anniversary contract values:          $20,400.00

      plus purchase payments made since that anniversary:                  +0.00

      minus the standard death benefit adjusted partial withdrawal taken since that anniversary, calculated as:

        ($1,500 x $20,400)
        ------------------    =                                        -1,585.49
            $19,300                                                   ----------

      standard death benefit, which is the MAV:                       $18,814.51
                                                                      ==========

The 5% rising floor:

      The variable account floor on Jan. 1, 2002,
      calculated as: 1.05 x 15,300 =                                  $16,065.00

      plus amounts allocated to the subaccounts since that anniversary:    +0.00

      minus the 5% rising floor adjusted partial withdrawal from the subaccounts, calculated as:

        (1,500 x 16,065)
        ----------------    =                                          -1,721.25
             14,000                                                   ----------
      variable account floor benefit:                                 $14,343.75

      plus the one-year fixed account value:                           +5,300.00
                                                                      ----------
      5% rising floor (value of the fixed accounts plus
        the variable account floor):                                  $19,643.75
                                                                      ==========

EDB, calculated as the greater of the standard death
benefit or the 5% rising floor:                                       $19,643.75


--------------------------------------------------------------------------------
50 WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB)

The GMIB is intended to provide you with a guaranteed minimum lifetime income regardless of the volatility inherent in the investments in the subaccounts. If the annuitant is between age 70 and age 75 at contract issue, you should consider whether the GMIB is appropriate for your situation because:

-  you must hold the GMIB for 10 years*,

-  the GMIB terminates after the annuitant's 86th birthday,


-  you can only exercise the GMIB within 30 days after a contract anniversary*,

- the MAV and the 5% rising floor values we use in the GMIB benefit base to calculate annuity payouts under the GMIB are limited after age 81, and

-  the additional costs associated with the rider.


Be sure to discuss whether or not the GMIB is appropriate for your situation with your sales representative.

* Unless the annuitant qualifies for a contingent event (see "Charges -- Contingent events").


If this rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose to add this benefit to your contract for an additional annual charge which we describe below. You must elect the GMIB along with the EDB at the time you purchase your contract and your rider effective date will be the contract issue date.

In some instances we may allow you to add the GMIB to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the GMIB at the next contract anniversary and this would become the rider effective date. For purposes of calculating the GMIB benefit base under these circumstances, we consider the contract value on the rider effective date to be the initial purchase payment; we disregard all previous purchase payments, purchase payment credits, transfers and withdrawals in the GMIB calculations.

INVESTMENT SELECTION UNDER THE GMIB: You may allocate your purchase payments and purchase payment credits or transfers to any of the subaccounts or the fixed accounts. However, we reserve the right to limit the amount you allocate to subaccounts investing in the Wells Fargo VT Money Market Fund to 10% of the total amount in the subaccounts. If we are required to activate this restriction, and you have more than 10% of your subaccount value in this fund, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the GMIB if you have not satisfied the limitation after 60 days.


EXERCISING THE GMIB:


- you may only exercise the GMIB within 30 days after any contract anniversary following the expiration of a ten-year waiting period from the rider effective date. However, there is an exception if at any time the annuitant experiences a "contingent event" (disability, terminal illness, confinement to a nursing home or hospital, or unemployment, see "Charges -- Contingent events" for more details.)


-  the annuitant on the retirement date must be between 50 and 86 years old.

- you can only take an annuity payout under one of the following annuity payout plans:

   -- Plan A - Life Annuity -- no refund

   -- Plan B - Life Annuity with ten years certain

   -- Plan D - Joint and last survivor life annuity-- no refund

-  you may change the annuitant for the payouts.

If you exercise the GMIB under a contingent event, you can take up to 50% of the benefit base in cash. You can use the balance of the benefit base (described below) for annuity payouts calculated using the guaranteed annuity purchase rates under any one of the payout plans listed above as long as the annuitant is between 50 and 86 years old on the retirement date.

The GMIB guarantees a minimum amount of fixed annuity lifetime income or a minimum first year variable annuity payout. We calculate fixed annuity payouts and first year variable annuity payouts using the guaranteed annuity purchase rates stated in Table B of the contract. After the first year, lifetime income variable annuity payouts will depend on the investment performance of the subaccounts you select. The payouts will be higher if your investment performance is greater than a 5% annual return and lower if investment performance is less than a 5% annual return.

The GMIB benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base (described below) equal to the largest value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates stated in Table B of the contract to calculate the minimum annuity payouts you will receive if you exercise the GMIB. If the GMIB benefit base is greater than the contract value, the GMIB may provide a higher annuity payout level than is otherwise available. However, the GMIB uses guaranteed annuity purchase rates that are more conservative than the annuity purchase rates that we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB may be less than the income the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB, you may elect the higher standard payout option. The GMIB does not create contract value or guarantee the performance of any investment option.


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 51

GMIB BENEFIT BASE: If the GMIB is effective at contract issue, the GMIB benefit base is the greatest of:


1. total purchase payments and purchase payment credits minus adjusted partial withdrawals;

2. contract value;


3. the MAV at the last contract anniversary plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary; or


4. the 5% rising floor.

Keep in mind that the MAV and the 5% rising floor values are limited after age
81.


We reserve the right to exclude from the GMIB benefit base any purchase payments and purchase payment credits you make in the five years before you exercise the GMIB. We would do so only if such payments and credits total $50,000 or more or if they are 25% or more of total contract payments and credits. If we exercise this right, we:


- subtract each payment and purchase payment credit adjusted for market value from the contract value and the MAV.

- subtract each payment and purchase payment credit from the 5% rising floor. We adjust the payments and purchase payment credits allocated to the fixed account for market value. We increase payments and purchase payment credits allocated to the subaccounts by 5% for the number of full contract years they have been in the contract before we subtract them from the 5% rising floor.


For each payment and purchase payment credit, we calculate the market value adjustment to the contract value, MAV, and the fixed account value of the 5% rising floor as:

   (PMT x CVG)
  ------------
       ECV

      PMT = each purchase payment made in the five years before you exercise the GMIB.

      CVG = current contract value at the time you exercise the GMIB.


      ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments, purchase payment credits and partial withdrawals occur at the beginning of a contract year.

For each payment and purchase payment credit , we calculate the 5% increase of payments and purchase payment credits allocated to the subaccounts as:

               to the power of CY
   PMT x (1.05)

      CY = the full number of contract years the payment and purchase payment credit have been in the contract.

TERMINATING THE GMIB:

- You may terminate the rider within 30 days after the first and fifth contract anniversary after the GMIB rider effective date.

- You may terminate the rider any time after the tenth contract anniversary after the GMIB rider effective date.


-  The rider will terminate on the date:

   -- you make a full withdrawal from the contract;


   -- a death benefit is payable; or

   -- you choose to begin taking annuity payouts under the regular contract provisions.

- The rider will terminate on the contract anniversary after the annuitant's 86th birthday.

EXAMPLE:


- You purchase the contract with a payment of $100,000 on Jan. 1, 2001 and we add a $2,000 purchase payment credit to your contract. You allocate all your purchase payments and purchase payment credits to the subaccounts.


-  There are no additional purchase payments and no partial withdrawals.

- Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.


--------------------------------------------------------------------------------
52 WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:

CONTRACT                                                                                                            GMIB
ANNIVERSARY                                       CONTRACT VALUE             MAV           5% RISING FLOOR      BENEFIT BASE

  1                                                 $107,000             $107,000            $107,100

  2                                                  125,000              125,000             112,455

  3                                                  132,000              132,000             118,078

  4                                                  150,000              150,000             123,982

  5                                                   85,000              150,000             130,181

  6                                                  120,000              150,000             136,690

  7                                                  138,000              150,000             143,524

  8                                                  152,000              152,000             150,700

  9                                                  139,000              152,000             158,235

 10                                                  126,000              152,000             166,147             $166,147

 11                                                  138,000              152,000             174,455              174,455

 12                                                  147,000              152,000             183,177              183,177

 13                                                  163,000              163,000             192,336              192,336

 14                                                  159,000              163,000             201,953              201,953

 15                                                  215,000              215,000             212,051              215,000

NOTE: The MAV and 5% rising floor values are limited after age 81. Additionally, the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB.

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:


                                                                                             MINIMUM GUARANTEED MONTHLY INCOME


CONTRACT                                                                  PLAN A -            PLAN B -       PLAN D - JOINT AND
ANNIVERSARY                                            GMIB            LIFE ANNUITY--     LIFE ANNUITY WITH  LAST SURVIVOR LIFE
AT EXERCISE                                        BENEFIT BASE           NO REFUND       TEN YEARS CERTAIN  ANNUITY-- NO REFUND

 10                                             $166,147 (5% rising floor)  $ 865.63            $ 842.37              $689.51

 15                                              215,000 (MAV)              1,281.40            1,221.20               991.15

The payouts above are shown at guaranteed annuity rates stated in Table B of the contract. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:

CONTRACT                                                                  PLAN A -            PLAN B -       PLAN D - JOINT AND
ANNIVERSARY                                                            LIFE ANNUITY--     LIFE ANNUITY WITH  LAST SURVIVOR LIFE
AT EXERCISE                                       CONTRACT VALUE          NO REFUND       TEN YEARS CERTAIN  ANNUITY-- NO REFUND

 10                                                 $126,000                $ 656.46            $ 638.82              $522.90

 15                                                  215,000                1,281.40            1,221.20               991.15

At the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. The payouts will be higher if investment performance is greater than a 5% annual return and lower if investment performance is less than a 5% annual return.


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 53

THE GMIB FEE: This fee currently costs 0.30% of the GMIB benefit base annually and it is taken in a lump sum from the contract value on each contract anniversary at the end of each contract year. If the contract is terminated or if annuity payouts begin, we will deduct the fee at that time adjusted for the number of calendar days coverage was in place. We cannot increase the GMIB fee after the rider effective date and it does not apply after annuity payouts begin. We can increase the GMIB fee on new contracts up to a maximum of 0.75%. We calculate the fee as follows:


   BB + AT - FAV

      BB = the GMIB benefit base.

      AT = adjusted transfers from the subaccounts to the fixed accounts made in the six months before the contract anniversary calculated as:


                                 PT x VAT
                                ----------
                                   SVT


            PT  = the amount transferred from the subaccounts to the fixed accounts within six months of the contract anniversary


            VAT = variable account floor on the date of (but prior to) the transfer

            SVT = value of the subaccounts on the date of (but prior to) the transfer


      FAV = the value of your fixed accounts.

The result of AT - FAV will never be greater than zero. This allows us to base the GMIB fee largely on the subaccounts.

EXAMPLE:

- You purchase the contract with a payment of $100,000 on Jan. 1, 2001 and we add a purchase payment credit of $2,000 to your contract. You allocate all of your payment and the purchase payment credit to the subaccounts.

-  You make no transfers or partial withdrawals.

CONTRACT                                                                  GMIB FEE        VALUE ON WHICH WE              GMIB FEE
ANNIVERSARY                                       CONTRACT VALUE         PERCENTAGE       BASE THE GMIB FEE           CHARGED TO YOU

   1                                               $  80,000                  0.30%    5% rising floor = $102,000 x 1.05        $321

   2                                                 150,000                  0.30     Contract value = $150,000                 450

   3                                                 102,000                  0.30     MAV = $150,000                            450

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the one-year fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. The Guarantee Period Accounts are not available during this payout period.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-  the annuity payout plan you select;

-  the annuitant's age and, in most cases, sex;

-  the annuity table in the contract; and

-  the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."


--------------------------------------------------------------------------------
54 WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY

ANNUITY TABLES


The annuity tables in your contract show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. Using Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.


ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. If the original contract had a six-year withdrawal charge schedule, the discount rate we use in the calculation will vary between 5.32% and 6.82% depending on the applicable assumed investment rate. If the original contract had an eight-year withdrawal charge schedule, the discount rate we use in the calculation will vary between 5.07% and 6.57% depending on the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you purchased a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan that complies with your contract and with applicable law. Your contract describes you payout plan options. The options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal of substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and a designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the one-year fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 55

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES


Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed accounts and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.


ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.


QUALIFIED ANNUITIES: When you use your contract to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan.


Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions during your life (except for Roth IRAs) and after your death. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES (EXCEPT ROTH IRAS): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly.

WITHDRAWALS: If you withdraw part or all of your contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals you make before reaching age 59 1/2 unless certain exceptions apply. For qualified annuities, other penalties may apply if you make withdrawals from your contract before your plan specifies that you can receive payouts.

DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

SPECIAL CONSIDERATIONS IF YOU SELECT EITHER THE BENEFIT PROTECTOR-SM- OR THE BENEFIT PROTECTOR-SM- PLUS DEATH BENEFIT RIDERS: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to this rider on the death of you or annuitant as an annuity death benefit distribution, not as proceeds from life insurance.


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax deferred.



--------------------------------------------------------------------------------
56 WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY

PENALTIES: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received by you or your beneficiary:

-  because of your death;

-  because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For a qualified annuity, other exceptions may apply if you make withdrawals from your contract before your plan specifies that payouts can be made.

WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

TAX QUALIFICATION

We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-  the reserve held in each subaccount for your contract; divided by

-  the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 57

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-  laws or regulations change;

-  the existing funds become unavailable; or

-  in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

-  add new subaccounts;

-  combine any two or more subaccounts;

-  make additional subaccounts investing in additional funds;

-  transfer assets to and from the subaccounts or the variable account; and

-  eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The contracts will be distributed by broker-dealers which have entered into distribution agreements with AEFA and American Enterprise Life.

ISSUER

American Enterprise Life issues the annuities. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.


American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Its administrative offices are located at 829 AXP Financial Center, Minneapolis, MN 55474. Its statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life conducts a conventional life insurance business.

American Enterprise Life pays cash compensation to the broker-dealers and insurance agencies who have entered into distribution agreements with American Enterprise Life and AEFA for the sale of contracts. This compensation will not result in any charge to contract owners or to the variable account in addition to the charges described in this prospectus. This cash compensation will not be more than 9.0% of the purchase payments it receives on the contracts. From time to time and in accordance with applicable laws and regulations we will pay or permit other promotional incentives, in cash or credit or other compensation.

LEGAL PROCEEDINGS

A number of lawsuits have been filed against life and health insurers in jurisdictions in which American Enterprise Life and its affiliates do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents and other matters. IDS Life is a defendant in three class action lawsuits of this nature. American Enterprise Life is a named defendant in one of the suits, RICHARD W. AND ELIZABETH J. THORESEN V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK, which was commenced in Minnesota state court on Oct. 13, 1998. The action was brought by individuals who purchased an annuity in a qualified plan. They allege that the sale of annuities in tax-deferred contributory retirement investment plans (e.g., IRAs) is never appropriate. The plaintiffs purport to represent a class consisting of all persons who made similar purchases. The plaintiffs seek damages in an unspecified amount, including restitution of allegedly lost investment earnings and restoration of contract values.

In January 2000, AEFC reached an agreement in principle to settle the three class-action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants and for release by class members of all insurance and annuity market conduct claims dating back to 1985.



--------------------------------------------------------------------------------
58 WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY

In August, 2000 an action entitled LESA BENACQUISTO, DANIEL BENACQUISTO, RICHARD THORESEN, ELIZABETH THORESEN, ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN EXPRESS FINANCIAL ADVISORS, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In September, 2000 the plaintiffs filed a consolidated complaint in State Court alleging the same claims as the previous actions.

On Oct. 2, 2000 the District Court, Fourth Judicial District for the State of Minnesota, County of Hennepin and the United States District Court for the District of Minnesota entered an order conditionally certifying a class for settlement purposes, preliminarily approving the class settlement, directing the issuance of a class notice to the class and scheduling a hearing to determine the fairness of settlement for March, 2001.

On March 6, 2001 the District Court, Fourth Judicial District for the State of Minnesota, County of Hennepin and the United States District Court for the District of Minnesota heard oral arguments on plaintiffs' motions for final approval of the class action settlement. Six motions to intervene were filed together with objections to the proposed settlement. We are awaiting a final order from the court.

ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE

SELECTED FINANCIAL DATA

The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.

YEARS ENDED DEC. 31, (THOUSANDS)                           2000            1999         1998            1997          1996
------------------------------------------------------------------------------------------------------------------------------------

Net investment income                                  $  299,759     $  322,746    $  340,219     $  332,268    $  271,719
Net loss on investments                                       469          6,565        (4,788)          (509)       (5,258)
Other                                                      12,248          8,338         7,662          6,329         5,753
Total revenues                                         $  312,476     $  337,649    $  343,093     $  338,088    $  272,214
Income before income taxes                             $   38,452     $   50,662    $   36,421     $   44,958    $   35,735
Net income                                             $   24,365     $   33,987    $   22,026     $   28,313    $   22,823
Total assets                                           $4,652,221     $4,603,343    $4,885,621     $4,973,413    $4,425,837
------------------------------------------------------------------------------------------------------------------------------------


MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

2000 COMPARED TO 1999:

Net income decreased 29% to $24 million in 2000, compared to $34 million in 1999. Income before income taxes totaled $38 million in 2000, compared with $51 million in 1999. The decrease was primarily the result of lower net investment income of $300 million in 2000, compared with $323 million in 1999.

Total investment contract deposits received increased to $721 million in 2000, compared with $336 million in 1999. This increase is primarily due to an increase in variable annuity deposits in 2000.

Total revenues decreased to $312 million in 2000, compared with $338 million in 1999. The decrease is primarily due to decreases in net investment income and net realized gains on investments. Net investment income, the largest component of revenues, decreased 7% from the prior year, reflecting a decrease in investments owned and lower investment yields.

Policyholder and contractholder charges increased 13% to $6.9 million in 2000, compared with $6.1 million in 1999, reflecting an increase in annuity withdrawal charges. American Enterprise Life receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased 135% to $5.4 million in 2000, compared with $2.3 million in 1999, this reflects the increase in separate account assets.

Net realized gain on investments was $0.5 million in 2000, compared with $6.6 million in 1999. The decrease in net realized gains was primarily due to the loss on sale and writedowns of fixed maturity investments.

Total benefits and expenses decreased 5% to $274 million in 2000, compared with $287 million in 1999. The largest component of expenses, interest credited on investment contracts, decreased to $191 million, reflecting a decrease in fixed annuities in force and lower crediting rates. Amortization of deferred policy acquisition costs increased to $48 million, compared to $43 million in 1999. This increase was due primarily to increased aggregate amounts in force.

Other operating expenses remained steady at $35 million in 2000.


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 59

1999 COMPARED TO 1998:

Net income increased 54% to $34 million in 1999, compared to $22 million in 1998. Earnings growth resulted primarily net realized gains of $6.6 million in 1999, compared to net realized losses of $4.8 in 1998.

Income before income taxes totaled $51 million in 1999, compared with $36 million in 1998.

Total investment contract deposits received decreased to $336 million in 1999, compared with $348 million in 1998. This decrease is primarily due to a decrease in sales of variable annuities in 1999.

Total revenues decreased to $338 million in 1999, compared with $343 million in 1998. The decrease is primarily due to decreased net investment income which was partially offset by an increase in realized gain on investments. Net investment income, the largest component of revenues, decreased 5% from the prior year, reflecting decreases in investments owned and investment yields.

Contractholder charges decreased 5% to $6.1 million in 1999, compared with $6.4 million in 1998, reflecting a decrease in fixed annuities inforce. American Enterprise Life receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased 77% to $2.3 million in 1999, compared with $1.3 million in 1998, this reflects the increase in separate account assets.

Net realized gain on investments was $6.6 million in 1999, compared to a net realized loss on investments of $4.8 million in 1998. The net realized gains were primarily due to the sale of available for sale fixed maturity investments at a gain as well as a decrease in the allowance for mortgage loan losses based on management's regular evaluation of allowance adequacy.

Total benefits and expenses decreased slightly to $287 million in 1999. The largest component of expenses, interest credited on investment contracts, decreased to $209 million, reflecting a decrease in fixed annuities in force and lower interest rates. Amortization of deferred policy acquisition costs decreased to $43 million, compared to $54 million in 1998. This decrease was due primarily to decreased aggregate amounts in force, as well as the impact of changing prospective assumptions in 1998 based on actual lapse experience on certain fixed annuities.

Other operating expenses increased 46% to $35 million in 1999, compared to $24 million in 1998. This increase primarily reflects technology costs related to growth initiatives.

RISK MANAGEMENT

The sensitivity analysis of the test of market risk discussed below estimates the effects of hypothetical sudden and sustained changes in the applicable market conditions on the ensuing year's earnings based on year-end positions. The market changes, assumed to occur as of year-end, is a 100 basis point increase in market interest rates. Computations of the prospective effects of hypothetical interest rate change based on numerous assumptions, including relative levels of market interest rates as well as the levels of assets and liabilities. The hypothetical changes and assumptions will be different from what actually occurs in the future. Furthermore, the computations do not anticipate actions that may be taken by management if the hypothetical market changes actually occurred over time. As a result, actual earnings effects in the future will differ from those quantified below.

American Enterprise Life primarily invests in fixed income securities over a broad range of maturities for the purpose of providing fixed annuity clients with a competitive rate of return on their investments while minimizing risk, and to provide a dependable and targeted spread between the interest rate earned on investments and the interest rate credited to contractholders' accounts. American Enterprise Life does not invest in securities to generate trading profits.

American Enterprise Life has an investment committee that holds regularly scheduled meetings and, when necessary, special meetings. At these meetings, the committee reviews models projecting different interest rate scenarios and their impact on profitability. The objective of the committee is to structure the investment security portfolio based upon the type and behavior of products in the liability portfolio so as to achieve targeted levels of profitability.

Rates credited to contractholders' accounts are generally reset at shorter intervals than the maturity of underlying investments. Therefore, margins may be negatively impacted by increases in the general level of interest rates. Part of the committee's strategy includes the purchase of some types of derivatives, such as interest rate caps, swaps and floors, for hedging purposes. These derivatives protect margins by increasing investment returns if there is a sudden and severe rise in interest rates, thereby mitigating the impact of an increase in rates credited to contractholders' accounts.

The negative effect on American Enterprise Life's pretax earnings of a 100 basis point increase in interest rates, which assumes repricings and customer behavior based on the application of proprietary models to the book of business at Dec. 31, 2000, would be appoximately $4.6 million.

LIQUIDITY AND CAPITAL RESOURCES

The liquidity requirements of American Enterprise Life are met by funds provided by annuity considerations, investment income, proceeds from sales of investments as well as maturities and periodic repayments of investment principal.

The primary uses of funds are policy benefits, commissions and operating expenses, policy loans, and investment purchases.

American Enterprise Life has an available line of credit with AEFC aggregating $50 million. The line of credit is used strictly as a short-term source of funds. No borrowings were outstanding under the agreement at Dec. 31, 2000. At Dec. 31, 2000, outstanding reverse repurchase agreements totaled $25 million.


--------------------------------------------------------------------------------
60 WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY

At Dec. 31, 2000, investments in fixed maturities comprised 80% of American Enterprise Life's total invested assets. Of the fixed maturity portfolio, approximately 30% is invested in GNMA, FNMA and FHLMC mortgage-backed securities which are considered AAA/Aaa quality.

At Dec. 31, 2000, approximately 15% of American Enterprise Life's investments in fixed maturities were below investment grade bonds. These investments may be subject to a higher degree of risk than the investment grade issues because of the borrower's generally greater sensitivity to adverse economic conditions, such as recession or increasing interest rates, and in certain instances, the lack of an active secondary market. Expected returns on below investment grade bonds reflect consideration of such factors. American Enterprise Life has identified those fixed maturities for which a decline in fair value is determined to be other than temporary, and has written them down to fair value with a charge to earnings.

At Dec. 31, 2000, net unrealized depreciation on fixed maturities held to maturity included $10.7 million of gross unrealized appreciation and $17.8 million of gross unrealized depreciation. Net unrealized depreciation on fixed maturities available for sale included $30.2 million of gross unrealized appreciation and $125.6 million of gross unrealized depreciation.

At Dec. 31, 2000, American Enterprise Life had an allowance for losses for mortgage loans totaling $3.3 million.

The economy and other factors have caused a number of insurance companies to go under regulatory supervision. This circumstance has resulted in assessments by state guaranty associations to cover losses to policyholders of insolvent or rehabilitated companies. Some assessments can be partially recovered through a reduction in future premium taxes in certain states. American Enterprise Life established an asset for guaranty association assessments paid to those states allowing a reduction in future premium taxes over a reasonable period of time. The asset is being amortized as premium taxes are reduced. American Enterprise Life has also estimated the potential effect of future assessments on American Enterprise Life's financial position and results of operations and has established a reserve for such potential assessments.

The National Association of Insurance Commissioners has established risk-based capital standards to determine the capital requirements of a life insurance company based upon the risks inherent in its operations. These standards require the computation of a risk-based capital amount which is then compared to a company's actual total adjusted capital. The computation involves applying factors to various statutory financial data to address four primary risks: asset default, adverse insurance experience, interest rate risk and external events. These standards provide for regulatory attention when the percentage of total adjusted capital to authorized control level risk-based capital is below certain levels. As of Dec. 31, 2000, American Enterprise Life's total adjusted capital was well in excess of the levels requiring regulatory attention.

RESERVES

In accordance with the insurance laws and regulations under which we operate, we are obligated to carry on our books, as liabilities, actuarially determined reserves to meet our obligations on our outstanding annuity contracts. We base our reserves for deferred annuity contracts on accumulation value and for fixed annuity contracts in a benefit status on established industry mortality tables. These reserves are computed amounts that will be sufficient to meet our policy obligations at their maturities.

INVESTMENTS


Of our total investments of $3,735,994 at Dec. 31, 2000, 27% was invested in mortgage-backed securities, 54% in corporate and other bonds, 19% in primary mortgage loans on real estate and less than 1% in other investments.


COMPETITION


We are engaged in a business that is highly competitive due to the large number of stock and mutual life insurance companies and other entities marketing insurance products. There are over 1,600 stock, mutual and other types of insurers in the life insurance business. BEST'S INSURANCE REPORTS, Life-Health edition 2000, assigned us one of its highest classifications, A+ (Superior).


EMPLOYEES

As of Dec. 31, 2000, we had no employees.

PROPERTIES


We occupy office space in Minneapolis, MN, which is leased by AEFC. We reimburse AEFC for rent based on direct and indirect allocation methods. Facilities occupied by us are believed to be adequate for the purposes for which they are used and well maintained.



--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 61

STATE REGULATION

American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. The Company's books and accounts are subject to review by the Indiana Department of Insurance at all times. Such regulation does not, however, involve any supervision of the account's management or the company's investment practices or policies. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. A full examination of American Enterprise Life's operations is conducted periodically by the National Association of Insurance Commissioners. Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

DIRECTORS AND EXECUTIVE OFFICERS*

The directors and principal executive officers of American Enterprise Life and the principal occupation of each during the last five years is as follows:


DIRECTORS

GUMER C. ALVERO
Born in 1967
Director, chairman of the board and executive vice president - Annuities since January 2001; vice president - Variable Annuities, AEFC, since April 1998; executive assistant to president/CEO, AEFC, from April 1996 to April 1998.

CAROL A. HOLTON
Born in 1952
Director, president and chief executive officer since January 2001; vice president - Third Party Distribution, AEFC, since April 1998; director - Distributor Services, AEFC, from September 1997 to April 1998; director - Business Systems and Operations, F&G Life, from July 1996 to August 1997.

PAUL S. MANNWEILER**
Born in 1949
Director since 1986; Partner at Locke Reynolds Boyd & Weisell since 1980.


TERESA J. RASMUSSEN
Born in 1956
Director, vice president, general counsel and secretary since December 2000; vice president and assistant general counsel, AEFC, since August 2000; senior counsel, assistant vice president, AEFC, from October 1995 to August 2000.

OFFICERS OTHER THAN DIRECTORS

LORRAINE R. HART
Born in 1951
Vice president - Investments since 1992; vice president - Insurance Investments, AEFC since 1998; and vice president - Investments, American Express Certificate Company since 1994.

STUART A. SEDLACEK
Born in 1957
Executive vice president since 1998; executive vice president - Assured Assets, 1994 to 1998; senior vice president and chief financial officer, AEFC, since 1998; vice president, AEFC, from September 1988 to 1998.

PHILIP C. WENTZEL
Born in 1961
Vice president and controller since 1998; director of financial reporting and analyses, AEFC, from 1992 to 1997.

DAVID L. YOWAN
Born in 1957
Vice president and treasurer since March 2001; senior vice president and assistant treasurer of American Express Company since January 1999; vice president and corporate treasurer, AEFC, since April 2001; senior portfolio and risk management officer for the North American Consumer Bank of Citigroup from August 1987 to January 1999.

* The address for all of the directors and principal officers is: 200 AXP Financial Center, Minneapolis, MN 55474 except for Mr. Mannweiler who is an independent director.

** Mr. Mannweiler's address is: 201 No. Illinois Street, Indianapolis, IN 46204


--------------------------------------------------------------------------------
62 WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY

EXECUTIVE COMPENSATION

Our executive officers also may serve one or more affiliated companies. The following table reflects cash compensation paid to the five most highly compensated executive officers as a group for services rendered in the most recent year to us and our affiliates. The table also shows the total cash compensation paid to all our executive officers, as a group, who were executive officers at any time during the most recent year.

NAME OF INDIVIDUAL OR NUMBER IN GROUP                         POSITION HELD                        CASH COMPENSATION

Five most highly compensated executive officers as a group:                                            $8,138,209

Stephen W. Roszell                                            President and Chief Executive Officer

Richard W. Kling                                              Chairman of the Board

Lorraine R. Hart                                              Vice President - Investments

David M. Kuplic                                               Assistant Vice President - Investments

Stuart A. Sedlacek                                            Executive Vice President

All executive officers as a group (11)                                                                $11,289,475

SECURITY OWNERSHIP OF MANAGEMENT

Our directors and officers do not beneficially own any outstanding shares of stock of the company. All of our outstanding shares of stock are beneficially owned by IDS Life. The percentage of shares of IDS Life owned by any director, and by all our directors and officers as a group, does not exceed 1% of the class outstanding.

EXPERTS

Ernst & Young LLP, independent auditors, have audited the financial statements of American Enterprise Life Insurance Company at Dec. 31, 2000 and 1999, and for each of the three years in the period ended Dec. 31, 2000, and the individual and combined statements of the segregated asset subaccounts of American Enterprise Variable Annuity Account as of Dec. 31, 2000 and for the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying balance sheets of American Enterprise Life Insurance Company (a wholly owned subsidiary of IDS Life Insurance Company) as of December 31, 2000 and 1999, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Enterprise Life Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.










/S/ Ernst & Young LLP
    Ernst & Young LLP
February 8, 2001
Minneapolis, Minnesota

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

Balance sheets
December 31, ($ thousands, except share amounts)         2000           1999

Assets

Investments:
     Fixed maturities:
         Held to maturity, at amortized cost
            (fair value: 2000, $927,031;
            1999, $984,103)                             $  934,091   $1,006,349
         Available for sale, at fair value
            (amortized cost: 2000, $2,163,906;
            1999, $2,411,799)                            2,068,487    2,304,487
                                                         ---------    ---------
                                                         3,002,578    3,310,836
     Mortgage loans on real estate                         724,009      785,253
     Other investments                                       9,407       11,470
                                                             -----       ------
            Total investments                            3,735,994    4,107,559
Cash and cash equivalents                                   34,852           --
Amounts due from brokers                                     1,316           --
Accounts receivable                                            867          316
Accrued investment income                                   54,941       56,676
Deferred policy acquisition costs                          198,622      180,288
Deferred income taxes                                       26,350       37,501
Other assets                                                 9,969            9
Separate account assets                                    589,310      220,994
                                                           -------      -------
            Total assets                                $4,652,221   $4,603,343
                                                        ==========   ==========

Liabilities and stockholder's equi1ty
Liabilities:
     Future policy benefits for:
         Fixed annuities                                $3,584,784   $3,921,513
         Universal life-type insurance                          10           --
     Policy claims and other policyholders' funds            9,295       12,097
     Amounts due to brokers                                 24,387       25,215
     Other liabilities                                       6,326       17,436
     Separate account liabilities                          589,310      220,994
                                                           -------      -------
            Total liabilities                            4,214,112    4,197,255
Commitments and contingencies
Stockholder's equity:
     Capital stock, $100 par value per share;
         100,000 shares authorized, 20,000 shares
         issued and outstanding                              2,000        2,000
     Additional paid-in capital                            282,872      282,872
     Accumulated other comprehensive loss:
         Net unrealized securities losses                  (62,097)     (69,753)
     Retained earnings                                     215,334      190,969
                                                           -------      -------
            Total stockholder's equity                     438,109      406,088
                                                           -------      -------
Total liabilities and stockholder's equity              $4,652,221   $4,603,343
                                                        ==========   ==========

See accompanying notes.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

Statements of income

Years ended December 31, ($ thousands)                2000      1999      1998

Revenues:
Net investment income                              $299,759  $322,746  $340,219
Policyholder and contractholder charges               6,865     6,069     6,387
Mortality and expense risk fees                       5,383     2,269     1,275
Net realized gain (loss) on investments                 469     6,565    (4,788)
                                                        ---     -----    ------
     Total revenues                                 312,476   337,649   343,093
                                                    -------   -------   -------

Benefits and expenses:
Interest credited on investment contracts           191,040   208,583   228,533
Amortization of deferred policy acquisition costs    47,676    43,257    53,663
Other operating expenses                             35,308    35,147    24,476
                                                     ------    ------    ------
     Total benefits and expenses                    274,024   286,987   306,672
                                                    -------   -------   -------
Income before income taxes                           38,452    50,662    36,421
Income taxes                                         14,087    16,675    14,395
                                                     ------    ------    ------
Net income                                         $ 24,365  $ 33,987  $ 22,026
                                                   ========  ========  ========


See accompanying notes.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------


Statements of stockholder's equity

                                                                                                      Accumulated
                                                                                                        Other
                                                           Total                      Additional    Comprehensive
                                                       Stockholder's     Capital        Paid-In     (Loss) Income,     Retained
Three years ended December 31, ($ thousands)              Equity          Stock        Capital        Net of Tax       Earnings

Balance, January 1, 1998                                $ 469,344         $2,000       $282,872    $    49,516         $134,956
Comprehensive income:
     Net income                                            22,026             --             --             --           22,026
     Unrealized holding losses arising
         during the year, net of taxes of $3,400           (6,314)            --             --         (6,314)              --
     Reclassification adjustment for losses
         included in net income,
         net of tax of ($588)                               1,093             --             --          1,093               --
                                                            -----          -----          -----          -----            -----
Other comprehensive loss                                   (5,221)            --             --         (5,221)              --
                                                           ------          -----          -----         ------            -----
Comprehensive income:                                      16,805
                                                           ------

Balance, December 31, 1998                                486,149          2,000        282,872         44,295          156,982
Comprehensive loss:
     Net income                                            33,987             --             --             --           33,987
     Unrealized holding losses arising
         during the year, net of taxes of $59,231        (110,001)            --             --       (110,001)              --
     Reclassification adjustment for gains
         included in net income,
         net of tax of $2,179                              (4,047)            --             --         (4,047)              --
                                                           ------          -----          -----         ------            -----
Other comprehensive loss                                 (114,048)            --             --       (114,048)              --
                                                         --------          -----          -----       --------            -----
Comprehensive loss                                        (80,061)
                                                          -------

Balance, December 31, 1999                                406,088          2,000        282,872        (69,753)         190,969
Comprehensive income:
     Net income                                            24,365             --             --             --           24,365
     Unrealized holding gains arising
         during the year, net of taxes of $(4,812)          8,937             --             --          8,937               --
     Reclassification adjustment for gains
         included in net income,
         net of tax of $690                                (1,281)            --             --         (1,281)              --
                                                           ------          -----          -----         ------            -----
Other comprehensive income                                  7,656             --             --          7,656               --
                                                            -----          -----          -----          -----            -----
Comprehensive income                                       32,021
                                                           ------
Balance, December 31, 2000                              $ 438,109         $2,000       $282,872    $   (62,097)        $215,334
                                                        =========         ======       ========    ===========         ========

See accompanying notes.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

Statements of cash flows

Years ended December 31, ($ thousands)                                                2000                1999                1998

Cash flows from operating activities:
Net income                                                                       $  24,365           $  33,987           $  22,026
Adjustments to reconcile net income
to net cash (used in) provided by operating activities:
     Change in accrued investment income                                             1,735               5,064              (2,152)
     Change in accounts receivable                                                    (551)               (102)                349
     Change in deferred policy acquisition costs, net                              (18,334)             16,191              28,022
     Change in other assets                                                         (9,960)                 34                  74
     Change in policy claims and other policyholders' funds                         (2,802)              4,708              (3,939)
     Deferred income tax provision (benefit)                                         7,029                 711              (9,591)
     Change in other liabilities                                                   (11,110)             (7,064)              7,595
     Amortization of premium, net                                                    2,682               2,315                 122
     Net realized (gain) loss on investments                                          (469)             (6,565)              4,788
     Other, net                                                                       (233)             (1,562)              2,544
                                                                                      ----              ------               -----
         Net cash (used in) provided by operating activities                        (7,648)             47,717              49,838

Cash flows from investing activities:
Fixed maturities held to maturity:
     Maturities                                                                     65,716              65,705              73,601
     Sales                                                                           5,128               8,466              31,117
Fixed maturities available for sale:
     Purchases                                                                    (101,665)           (593,888)           (298,885)
     Maturities                                                                    171,297             248,317             335,357
     Sales                                                                         176,296             469,126              48,492
Other investments:
     Purchases                                                                      (1,388)            (28,520)           (161,252)
     Sales                                                                          65,978              57,548              78,681
Change in amounts due from brokers                                                  (1,316)                 --                  --
Change in amounts due to brokers                                                      (828)            (29,132)             19,412
                                                                                      ----             -------              ------
         Net cash provided by investing activities                                 379,218             197,622             126,523

Cash flows from financing activities:
Activity related to universal life type insurance and investment contracts:
     Considerations received                                                       398,462             299,899             302,158
     Surrenders and other benefits                                                (926,220)           (753,821)           (707,052)
     Interest credited to account balances                                         191,040             208,583             228,533
                                                                                   -------             -------             -------
         Net cash used in financing activities                                    (336,718)           (245,339)           (176,361)
                                                                                  --------            --------            --------
Net increase in cash and cash equivalents                                           34,852                  --                  --
Cash and cash equivalents at beginning of year                                          --                  --                  --
                                                                                      ----                ----                ----
Cash and cash equivalents at end of year                                         $  34,852           $      --           $      --
                                                                                 =========           =========           =========
See accompanying notes.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

Notes to Financial Statements

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance business in 48 states. The Company's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and annual premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities and variable universal life are offered as well. The Company distributes its products through financial institutions and unbranded independent financial advisors.

Basis of presentation
The Company is a  wholly-owned  subsidiary  of IDS Life  Insurance  Company (IDS
Life), which is a wholly owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly owned subsidiary of American Express Company. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4).

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments
Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities and marketable equity securities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of accumulated other comprehensive (loss) income, net of deferred income taxes.

Realized investment gain or loss is determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

Mortgage loans on real estate are carried at amortized cost less a reserve for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment  of mortgage  loans is measured as the excess of the loan's  recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for mortgage loan losses. The reserve for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current and anticipated economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

The cost of interest rate caps and floors is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps and floors is included in other investments. Amounts paid or received under interest rate swap agreements are recognized as an adjustment to investment income.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

Statements of cash flows
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value.

Supplementary information to the statements of cash flows for the years ended December 31, is summarized as follows:

                                    2000        1999         1998
Cash paid during the year for:
Income taxes                     $14,861     $22,007      $19,035
Interest on borrowings             1,073       2,187        5,437

Recognition of profits on annuity contracts
Profits on fixed and variable deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits on fixed annuities represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses. Profits on variable annuities represent the excess of contractholder charges over the costs of benefits provided and other expenses.

The retrospective deposit method is used in accounting for fixed and variable universal life-type insurance. Under this method, profits are recognized over the lives of the policies in proportion to the estimated gross profits expected to be realized.

Policyholder and contractholder charges include surrender charges and fees collected regarding the issue and administration of annuity contracts.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs, and certain sales expenses, have been deferred on annuity contracts. These costs are amortized using primarily the interest method.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, mortality margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. For variable universal life-type insurance and deferred annuities, actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key assumptions underlying the amortization models prospectively. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. During 2000, unlocking adjustments resulted in a net increase in amortization of $1.5 million. Net unlocking adjustments in 1999 were not significant. During 1998, unlocking adjustments resulted in a net increase in amortization of $11 million.

Liabilities for future policy benefits
Liabilities for universal-life type insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Included in other liabilities at December 31, 2000 and 1999 are $9,944 and $2,147, receivable from and payable to, respectively, IDS Life for federal income taxes.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

Accounting changes
In June 1998, the Financial Accounting Standards Board (FASB) issued, and subsequently amended, Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities," which the company adopted on January 1, 2001. This Statement establishes accounting and reporting standards for derivative instruments, including some embedded in other contracts, and hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative will be recorded in income or directly to equity, depending on the instrument's designated use.

A one-time opportunity to reclassify held-to-maturity investments to available-for-sale is allowed without tainting the remaining securities in the held-to-maturity portfolio. The Company has elected to take this opportunity to reclass its held-to-maturity investments to available-for-sale.

As of January 1, 2001, the cumulative impact of applying the Statement's accounting requirements will not have a significant impact on the Company's financial position or results of operations.

In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," superceding SFAS No. 125. The Statement is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement is effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The company does not expect SFAS No. 140 to have a material impact on the company's financial position or results of operations.

In July 2000, the FASB's Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests in Securitized Financial Assets." The consensus must be adopted for fiscal quarters beginning after March 15, 2001, with earlier adoption permitted. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. Application of the provisions of the consensus will not have a material impact on the Company's financial position or results of operations.

Reclassifications
Certain 1999 and 1998 amounts have been reclassified to conform to the 2000 presentation.

2. INVESTMENTS
Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 2000 are as follows:

                                                  Gross      Gross
                                    Amortized  unrealized  unrealized     Fair
Held to maturity                      cost        gains      losses       value
U.S. Government agency obligations   $  6,949    $    26    $     55  $    6,920
State and municipal obligations         2,101          1          --       2,102
Corporate bonds and obligations       773,630      9,876      17,470     766,036
Mortgage-backed securities            151,411        801         239     151,973
                                      -------        ---         ---     -------
                                     $934,091    $10,704    $ 17,764  $  927,031
                                     ========    =======    ========  ==========
Available for sale
U.S. Government agency obligations $    5,154    $   284    $     --  $    5,438
State and municipal obligations         2,250          5          --       2,255
Corporate bonds and obligations     1,319,781     19,103     123,865   1,215,019
Mortgage-backed securities            836,721     10,780       1,726     845,775
                                      -------     ------       -----     -------
                                   $2,163,906    $30,172    $125,591  $2,068,487
                                   ==========    =======    ========  ==========

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1999 are as follows:

                                                   Gross       Gross
                                    Amortized   unrealized  unrealized    Fair
Held to maturity                      cost         gains      losses      value
U.S. Government agency obligations $    7,514     $   23    $   431   $    7,106
State and municipal obligations         3,002         44         --        3,046
Corporate bonds and obligations       816,826      5,966     23,311      799,482
Mortgage-backed securities            179,007        296      4,834      174,469
                                      -------        ---      -----      -------
                                   $1,006,349     $6,329    $28,576   $  984,103
                                   ==========     ======    =======   ==========
Available for sale
U.S. Government agency obligations $    2,047     $   --    $     47  $    1,999
State and municipal obligations         2,250         --         190       2,060
Corporate bonds and obligations     1,419,150      7,445      90,703   1,335,892
Mortgage-backed securities            988,352      1,929      25,746     964,536
                                      -------      -----      ------     -------
                                   $2,411,799     $9,374    $116,686  $2,304,487
                                   ==========     ======    ========  ==========

The amortized cost and fair value of investments in fixed maturities at December 31, 2000 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                     Amortized                    Fair
Held to maturity                       cost                       value
Due from one to five years            $405,375                  $402,691
Due from five to ten years             321,802                   317,320
Due in more than ten years              55,503                    55,047
Mortgage-backed securities             151,411                   151,973
                                       -------                   -------
                                      $934,091                  $927,031
                                      ========                  ========

                                    Amortized                     Fair
Available for sale                     cost                       value
Due from one to five years          $   61,851                $   67,514
Due from five to ten years             965,579                   878,853
Due in more than ten years             299,755                   276,345
Mortgage-backed securities             836,721                   845,775
                                       -------                   -------
                                    $2,163,906                $2,068,487
                                    ==========                ==========


During the years ended December 31, 2000, 1999 and 1998, fixed maturities classified as held to maturity were sold with amortized cost of $5,128, $8,466 and $31,117, respectively. Net gains and losses on these sales were not significant. The sales of these fixed maturities were due to significant deterioration in the issuers' creditworthiness.

In addition, fixed maturities available for sale were sold during 2000 with proceeds of $176,296 and gross realized gains and losses of $3,488 and $1,516 respectively. Fixed maturities available for sale were sold during 1999 with proceeds of $469,126 and gross realized gains and losses of $10,374 and $4,147, respectively. Fixed maturities available for sale were sold during 1998 with proceeds of $48,492 and gross realized gains and losses of $2,835 and $4,516, respectively.

At December 31, 2000, bonds carried at $3,259 were on deposit with various states as required by law.

At December 31, 2000, investments in fixed maturities comprised 80 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $463 million which are rated by AEFC internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

Rating                             2000       1999
Aaa/AAA                       $  998,333   $1,168,144
Aaa/AA                             1,000           --
Aa/AA                             34,535       42,859
Aa/A                              59,569       52,416
A/A                              367,643      422,668
A/BBB                            121,028      189,072
Baa/BBB                          989,301      995,152
Baa/BB                            67,156       64,137
Below investment grade           459,432      483,700
                                 -------      -------
                              $3,097,997   $3,418,148
                              ==========   ==========

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

At December 31, 2000, approximately 92 percent of the securities rated Aaa/AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than one percent of the Company's total investments in fixed maturities.

At December 31, 2000, approximately 19 percent of the Company's invested assets were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                              December 31, 2000             December 31, 1999
                          On balance    Commitments      On balance  Commitments
Region                       sheet      to purchase         sheet    to purchase
South Atlantic              $172,349       $--             $194,325      $   --
Middle Atlantic              106,376        --              118,699          --
East North Central           122,354        --              126,243          --
Mountain                     100,208        --              103,751          --
West North Central           110,669        --              125,891         513
New England                   39,877        --               43,345         802
Pacific                       38,559        --               41,396          --
West South Central            30,172        --               31,153          --
East South Central             6,749        --                7,100          --
                               -----     -----                -----       -----
                             727,313        --              791,903       1,315
Less allowance for losses      3,304        --                6,650          --
                               -----     -----                -----       -----
                            $724,009       $--             $785,253      $1,315
                            ========       ===             ========      ======

                              December 31, 2000            December 31, 1999
                          On balance   Commitments       On balance  Commitments
Property type                sheet     to purchase          sheet    to purchase
Department/retail stores    $214,927        $--            $232,449      $1,315
Apartments                   152,906         --             181,346          --
Office buildings             191,767         --             202,132          --
Industrial buildings          80,330         --              83,186          --
Hotels/Motels                 41,977         --              43,839          --
Medical buildings             29,173         --              32,284          --
Nursing/retirement homes       6,471         --               6,608          --
Mixed Use                      9,762         --              10,059          --
                               -----      -----              ------       -----
                             727,313         --             791,903       1,315
Less allowance for losses      3,304         --               6,650          --
                               -----      -----               -----       -----
                            $724,009        $--            $785,253      $1,315
                            ========        ===            ========      ======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2000 and 1999, the Company's recorded investment in impaired loans was $9,014 and $5,200, respectively, with allowances of $500 and $1,250, respectively. During 2000 and 1999, the average recorded investment in impaired loans was $4,684 and $5,399, respectively.

The  Company  recognized  $221,  $136 and $251 of  interest  income  related  to
impaired  loans  for  the  years  ended  December  31,  2000,   1999  and  1998,
respectively.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

The following table presents changes in the allowance for investment losses related to all loans:

                                              2000        1999         1998
Balance, January 1                            $6,650     $8,500       $3,718
(Reduction) provision for investment losses   (3,346)    (1,850)       4,782
                                              ------     ------        -----
Balance, December 31                          $3,304     $6,650       $8,500
                                              ======     ======       ======

At December 31, 2000 the Company had no commitments to purchase investments.

Net investment income for the years ended December 31 is summarized as follows:

                                  2000          1999             1998
Interest on fixed maturities    $237,201      $265,199         $285,260
Interest on mortgage loans        59,686        63,721           65,351
Interest on cash equivalents       1,136           534              137
Other                              5,693        (1,755)          (2,493)
                                   -----        ------           ------
                                 303,716       327,699          348,255
Less investment expenses           3,957         4,953            8,036
                                   -----         -----            -----
                                $299,759      $322,746         $340,219
                                ========      ========         ========

Net realized gain (loss) on investments for the years ended December 31 is summarized as follows:

                                  2000         1999           1998
Fixed maturities                $ (2,877)     $ 4,715        $    28
Mortgage loans                     3,346       (1,650)        (4,816)
                                   -----       ------         ------
                                $    469      $ 3,065        $(4,788)
                                ========      =======        =======

Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                        2000          1999          1998
Fixed maturities available for sale    $11,894     $(175,458)     $(8,032)

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The  income  tax  expense  for the years  ended  December  31,  consists  of the following:
                                2000        1999           1998
Federal income taxes:
Current                        $ 6,170      $15,531       $23,227
Deferred                         7,029          711        (9,591)
                                 -----          ---        ------
                                13,199       16,242        13,636
State income taxes-- current       888          433           759
                                   ---          ---           ---
Income tax expense             $14,087      $16,675       $14,395
                               =======      =======       =======

Increases  (decreases) to the federal income tax provision  applicable to pretax income  based on the  statutory  rate,  for the years  ended  December  31,  are attributable to:
                                                           2000                   1999                   1998
                                                   Provision   Rate       Provision    Rate      Provision   Rate
Federal income taxes based on the statutory rate     $13,458   35.0%      $17,731     35.0%       $13,972   35.0%
Increases (decreases) are attributable to :
     Tax-excluded interest                                (4)    --           (14)      --            (35)  (0.1)
     State tax, net of federal benefit                   578    1.5           281      0.5            493    1.2
Other, net                                                55    0.1        (1,323)    (2.6)           (35)    --
                                                          --    ---        ------     ----            ---    ---
Total income taxes                                   $14,087   36.6%      $16,675     32.9%       $14,395   36.1%
                                                     =======   ====       =======     ====        =======   ====

Significant   components  of  the  Company's  deferred  income  tax  assets  and liabilities as of December 31 are as follows:

Deferred income tax assets:                         2000            1999
Policy reserves                                    $40,242          $46,243
Unrealized losses on investments                    31,441           39,678
Other                                                6,208            1,070
                                                     -----            -----
     Total deferred income tax assets               77,891           86,991
                                                    ------           ------
Deferred income tax liabilities:
Deferred policy acquisition costs                   51,541           49,490
                                                    ------           ------
     Total deferred income tax liabilities          51,541           49,490
                                                    ------           ------
     Net deferred income tax assets                $26,350          $37,501
                                                   =======          =======

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus aggregated $31,152 and $58,223 as of December 31, 2000 and 1999, respectively. In addition, dividends in excess of $nil would require approval by the Insurance Department of the state of Indiana.

Statutory net (loss) income for the years ended December 31 and statutory capital and surplus as of December 31, are summarized as follows:

                                  2000          1999         1998
Statutory net (loss) income     $(11,928)    $ 15,241      $ 37,902
Statutory capital and surplus    315,930      343,094       330,588

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The state of Indiana has adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare their statutory-basis financial statements. Management believes these changes will not adversely impact the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS
The Company has purchased interest rate floors from IDS Life and entered into an interest rate swap with IDS Life to manage its exposure to interest rate risk. The interest rate floors had a carrying amount of $6,489 and $8,258 at December 31, 2000 and 1999, respectively. The interest rate swap is an off balance sheet transaction.

The Company has no employees. Charges by IDS Life for services and use of other joint facilities aggregated $45,191, $38,931 and $28,482 for the years ended December 31, 2000, 1999 and 1998, respectively. Certain of these costs are included in deferred policy acquisition costs.

6. LINES OF CREDIT
The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2000 or 1999.

7. DERIVATIVE FINANCIAL INSTRUMENTS
The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Credit risk related to interest rate caps and floors is measured by replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit exposure.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

The Company's holdings of derivative financial instruments are as follows:

                             Notional    Carrying        Fair       Total credit
December 31, 2000             amount      amount         value        exposure
Assets:
     Interest rate caps     $  500,000     $2,037      $    414       $    414
     Interest rate floors    2,000,000      6,489        13,185         13,185
Off balance sheet:
     Interest rate swaps     2,000,000         --       (51,369)       (51,369)
                             ---------     ------       -------        -------
                                           $8,526      $(37,770)      $(37,770)
                                           ======      ========       ========

                             Notional    Carrying       Fair       Total credit
December 31, 1999             amount      amount        value        exposure
Assets:
     Interest rate caps     $  900,000   $  3,212       $ 4,437         $ 4,437
     Interest rate floors    2,000,000      8,258         2,251           2,251
Off balance sheet:
     Interest rate swaps     2,000,000         --        18,274          18,274
                             ---------      -----        ------          ------
                                          $11,470       $24,962         $24,962
                                          =======       =======         =======

The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. All interest rate caps, floors and swaps will expire on various dates from 2001 to 2006.

Interest rate caps, floors and swaps are used to manage the Company's exposure to interest rate risk. These instruments are used primarily to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.


8. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                               December 31, 2000          December 31, 1999
                                              Carrying      Fair         Carrying        Fair
Financial Assets                               amount       value          amount       value
Investments:
Fixed maturities (Note 2):
     Held to maturity                       $  934,091   $  927,031     $1,006,349   $  984,103
     Available for sale                      2,068,487    2,068,487      2,304,487    2,304,487
Mortgage loans on real estate (Note 2)         724,009      740,992        785,253      770,095
Derivative financial instruments (Note 7)        8,526      (37,770)        11,470       24,962
Separate account assets (Note 1)               589,310      589,310        220,994      220,994
Cash and cash equivalents                       34,852       34,852             --           --

Financial Liabilities
Future policy benefits for fixed annuities  $3,567,085   $3,480,270     $3,905,849   $3,778,945
Separate account liabilities                   589,310      567,989        220,994      209,942
                                               -------      -------        -------      -------

At December 31, 2000 and 1999, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $17,699 and $15,633, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2000 and 1999.

The fair values of deferred annuities and separate account liabilities are estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2000 and 1999.

9. COMMITMENTS AND CONTINGENCIES
In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products, anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in one of these lawsuits. In September 2000, the court gave preliminary approval to the proposed settlement and AEFC has mailed notices to all of the over two million class members. A fairness hearing is scheduled for March 2001, with final approval anticipated in the second quarter, pending any legal appeals. The anticipated costs of settlement remain unchanged from 1999. The portion of the settlement allocated to the Company did not have a material impact on the Company's financial position or results of operations. The agreement also provides for release by class members of all insurance and annuity market conduct claims dating back to 1985 and is subject to a number of contingencies, including final court approval.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Performance Information ..............................    3

Calculating Annuity Payouts ..........................   21

Rating Agencies ......................................   23

Principal Underwriter ................................   23

Independent Auditors .................................   23


Condensed Financial Information (Unaudited) ..........   24


Financial Statements

[AMERICAN EXPRESS LOGO]
                                                                AMERICAN EXPRESS

                                                                   SIGNATURE ONE

                                                            VARIABLE ANNUITY-SM-


ISSUED BY:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY


PROSPECTUS


MAY 1, 2001


INDIVIDUAL OR GROUP FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

ISSUED BY: AMERICAN ENTERPRISE LIFE INSURANCE COMPANY (AMERICAN ENTERPRISE LIFE)

           829 AXP Financial Center

           Minneapolis, MN 55474


           Telephone: (800) 333-3437


This prospectus contains information that you should know before investing. You also will receive the prospectuses for:

- American Express-Registered Trademark- Variable Portfolio Funds

- AIM Variable Insurance Funds

- Alliance Variable Products Series Fund


- Baron Capital Funds Trust

- Credit Suisse Warburg Pincus Trust


- Fidelity Variable Insurance Products - Service Class


- Franklin-Registered Trademark- Templeton-Registered Trademark- Variable Insurance Products Trust (FTVIPT) - Class 2


- Goldman Sachs Variable Insurance Trust (VIT)

- Janus Aspen Series: Service Shares

- J. P. Morgan Series Trust II

- Lazard Retirement Series, Inc.

- MFS-Registered Trademark- Variable Insurance TrustSM

- Royce Capital Fund

- Third Avenue Variable Series Trust


- Wanger Advisors Trust


- Wells Fargo Variable Trust Funds

Please read the prospectuses carefully and keep them for future reference.

The contract provides for purchase payment credits which we may reverse up to the maximum withdrawal charge under certain circumstances. Expense charges from contracts with purchase payment credits may be higher than charges for contracts without such credits. The amount of the credit may be more than offset by additional fees and charges associated with the credit.


THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

American Enterprise Life offers several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

TABLE OF CONTENTS

KEY TERMS ................................................3

THE CONTRACT IN BRIEF ....................................4

EXPENSE SUMMARY ..........................................6

CONDENSED FINANCIAL INFORMATION (UNAUDITED) .............13

FINANCIAL STATEMENTS ....................................21

PERFORMANCE INFORMATION .................................22

THE VARIABLE ACCOUNT AND THE FUNDS ......................23

THE FIXED ACCOUNTS ......................................29

BUYING YOUR CONTRACT ....................................32

CHARGES .................................................34

VALUING YOUR INVESTMENT .................................38

MAKING THE MOST OF YOUR CONTRACT ........................40

WITHDRAWALS .............................................43

CHANGING OWNERSHIP ......................................43

BENEFITS IN CASE OF DEATH ...............................44


OPTIONAL BENEFITS .......................................48


THE ANNUITY PAYOUT PERIOD ...............................53

TAXES ...................................................55

VOTING RIGHTS ...........................................57

SUBSTITUTION OF INVESTMENTS .............................57

ABOUT THE SERVICE PROVIDERS .............................58

ADDITIONAL INFORMATION ABOUT AMERICAN
  ENTERPRISE LIFE .......................................59

DIRECTORS AND EXECUTIVE OFFICERS ........................62

EXPERTS .................................................63

AMERICAN ENTERPRISE LIFE INSURANCE
  COMPANY FINANCIAL INFORMATION .........................64

TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION ...................77


2  AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.


ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force and before annuity payouts begin.


CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.


CONTRACT: A deferred annuity contract, or a certificate showing your interest under a group annuity contract, that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.


CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.


FIXED ACCOUNTS: The one-year fixed account is an account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically. Guarantee Period Accounts are fixed accounts to which you may also allocate purchase payments. These accounts have guaranteed interest rates declared for periods ranging from two to ten years. Withdrawals from the Guarantee Period Accounts done more than 30 days before the end of the Guarantee Period will receive a Market Value Adjustment, which may result in a gain or loss of principal.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.


GUARANTEE PERIOD: The number of years that a guaranteed interest rate is credited.


MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its Guarantee Period.


OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.


PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on total net payments (total payments less total withdrawals). We apply the credit to your contract based on your current payment.


QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

- Roth IRAs under Section 408A of the Code

- Simplified Employee Pension (SEP) plans under Section 408(k) of the Code


A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.


All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date you add a rider to the contract.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.


                                                     PROSPECTUS-- MAY 1, 2001  3

THE CONTRACT IN BRIEF


PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed accounts and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity or life insurance contract.

Most annuities have a tax-deferred feature. So do many retirement plans under the Internal Revenue Code. As a result, when you use an annuity to fund a retirement plan that is tax deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value, less any purchase payment credits up to the maximum withdrawal charges. (See "Buying Your Contract -- Purchase Payment Credits.") However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)


ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:

- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 23)


- the fixed accounts, which earn interest at rates that we adjust periodically. Some states restrict the amount you can allocate to these accounts. (p. 29)


BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p. 32)


- Minimum initial purchase payment:
     $25,000.


- Minimum additional purchase payment:
     $50 for Systematic Investment Plans.
     $100 for any other type of payment.

- Maximum total purchase payments (without prior approval):
     $1,000,000 for issue ages up to 85.
     $100,000 for issue ages 86 to 90.

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the Guarantee Period Accounts done more than 30 days before the end of the Guarantee Period will be subject to a MVA. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 41)


WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 591/2) and may have other tax consequences; also, certain restrictions apply. (p. 43)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 43)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 44)


OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 48)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the one-year fixed account. During the annuity payout period, your choices for subaccounts may be limited. The Guarantee Period Accounts are not available during the payout period. (p. 53)



4  AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY

TAXES: Generally, your contract grows tax deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (p. 55)

CHARGES: We assess certain charges in connection with your contract (p. 34):

- $40 annual contract administrative charge;

- 0.15% variable account administrative charge (if you allocate money to one or more subaccounts);

- 1.45% mortality and expense risk fee (if you allocate money to one or more subaccounts);

- if you select death benefit Option A -- the Value option return of purchase payment(1), a reduction of 0.10% in the mortality and expense risk fee (if you allocate money to one or more subaccounts);

- if you select the Guaranteed Minimum Income Benefit Rider(2) (GMIB), an annual fee (currently at 0.35%) based on the adjusted contract value;

- if you select the 8% Performance Credit Rider(2) (PCR), an annual fee of 0.25% of the contract value;


- withdrawal charge;

- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when you make a total withdrawal or when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments); and

- the operating expenses of the funds in which the subaccounts invest.


(1) Available if both you and the annuitant are 79 or younger at contract issue. May not be available in all states.

(2) You may select either the GMIB or the PCR, but not both. Riders may not be available in all states. The GMIB is only available to annuitants 75 or younger at contract issue. If you select the GMIB you must select either death benefit Option B or Option C.





                                                     PROSPECTUS-- MAY 1, 2001  5

EXPENSE SUMMARY

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.


You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.


CONTRACT OWNER EXPENSES

WITHDRAWAL CHARGE (contingent deferred sales charge as a percentage of purchase payment withdrawn)

            YEARS FROM PURCHASE                           WITHDRAWAL CHARGE
              PAYMENT RECEIPT                                PERCENTAGE
                     1                                           8%

                     2                                           8

                     3                                           8

                     4                                           8

                     5                                           7

                     6                                           6

                     7                                           6

                     8                                           4

                     9                                           2

                     Thereafter                                  0


A withdrawal charge also applies to payouts under certain annuity payout plans (see "Charges -- Withdrawal charge" and "The Annuity Payout Period -- Annuity payout plans").


ANNUAL CONTRACT ADMINISTRATIVE CHARGE:                $40*

* We will waive this charge when your contract value is $100,000 or more on the current contract anniversary


GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE:   0.35%

(As a percentage of an adjusted contract value charged annually. This is an optional expense.)

8% PERFORMANCE CREDIT RIDER (PCR) FEE:                0.25%

(As a percentage of the contract value at contract anniversary charged annually. This is an optional expense.)


ANNUAL VARIABLE ACCOUNT EXPENSES

(As a percentage of average subaccount value)

You can choose the death benefit guarantee provided.


                                                                                 DEATH BENEFIT

                                                                 OPTION B-- MAXIMUM         OPTION A-- VALUE
                                                                ANNIVERSARY VALUE OR        OPTION RETURN OF
                                                                    OPTION C-- 5%           PURCHASE PAYMENT
                                                                    ACCUMULATION
VARIABLE ACCOUNT ADMINISTRATIVE CHARGE:                                   0.15%                     0.15%

MORTALITY AND EXPENSE RISK FEE:                                           1.45                      1.35
                                                                          ----                      ----

TOTAL ANNUAL VARIABLE ACCOUNT EXPENSES:                                   1.60%                     1.50%



6  AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY

ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                                           MANAGEMENT      12b-1          OTHER
                                                                              FEES          FEES         EXPENSES        TOTAL
AXP-Registered Trademark- Variable Portfolio -
      Blue Chip Advantage Fund                                                .56%          .13%           .26%          .95%(1)
      Bond Fund                                                               .60           .13            .06           .79(2)
      Capital Resource Fund                                                   .60           .13            .04           .77(2)
      Cash Management Fund                                                    .51           .13            .04           .68(2)
      Diversified Equity Income Fund                                          .56           .13            .26           .95(1)
      Extra Income Fund                                                       .62           .13            .07           .82(2)
      Federal Income Fund                                                     .61           .13            .13           .87(1)
      Growth Fund                                                             .64           .13            .18           .95(1)
      Managed Fund                                                            .59           .13            .03           .75(2)
      New Dimensions Fund-Registered Trademark-                               .60           .13            .05           .78(2)
      Small Cap Advantage Fund                                                .75           .13            .31          1.19(1)

AIM V.I.
      Capital Appreciation Fund                                               .61            --            .21           .82(3)
      Capital Development Fund                                                .75            --            .63          1.38(3),(4)
      Value Fund                                                              .61            --            .23           .84(3)

Alliance VP
      Premier Growth Portfolio (Class B)                                     1.00           .25            .05          1.30(5)
      Technology Portfolio (Class B)                                          .99           .25            .07          1.31(5)
      U.S. Government/High Grade Securities Portfolio (Class B)               .60           .25            .35          1.20(5)

Baron Capital Funds Trust
      Capital Asset Fund - Insurance Shares                                  1.00           .25            .25          1.50(6)

Credit Suisse Warburg Pincus Trust -
      Emerging Growth Portfolio (previously Warburg
        Pincus Trust - Emerging Growth Portfolio)                             .90            --            .35          1.25(7)

Fidelity VIP
      III Growth & Income Portfolio (Service Class)                           .48           .10            .11           .69(8)
      III Mid Cap Portfolio (Service Class)                                   .57           .10            .17           .84(8)
      Overseas Portfolio (Service Class)                                      .72           .10            .17           .99(8)

Franklin Templeton VIP Trust
      Franklin Real Estate Fund - Class 2                                     .58           .25            .02           .85(9),(10)
      Mutual Shares Securities Fund - Class 2                                 .60           .25            .20          1.05(10)
      Templeton International Smaller Companies Fund - Class 2                .85           .25            .26          1.36(10)

Goldman Sachs VIT
      Capital Growth Fund                                                     .75            --            .25          1.00(11)
      CORE-SM- U.S. Equity Fund                                               .70            --            .20           .90(11)
      Global Income Fund                                                      .90            --            .25          1.15(11)
      International Equity Fund                                              1.00            --            .35          1.35(11)
      Internet Tollkeeper Fund-SM-                                           1.00            --            .25          1.25(11)

Janus Aspen Series
      Aggressive Growth Portfolio: Service Shares                             .65           .25            .02           .92(12)
      Global Technology Portfolio: Service Shares                             .65           .25            .04           .94(12)
      Growth Portfolio: Service Shares                                        .65           .25            .02           .92(12)
      International Growth Portfolio: Service Shares                          .65           .25            .06           .96(12)


                                                     PROSPECTUS-- MAY 1, 2001  7

ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS) (CONTINUED)

                                                                           MANAGEMENT      12b-1         OTHER
                                                                              FEES          FEES        EXPENSES        TOTAL
J.P. Morgan
      U.S. Disciplined Equity Portfolio                                       .35%           --%          .50%          .85%(3)

Lazard Retirement Series
      Equity Portfolio                                                        .75           .25           .25          1.25(13)
      International Equity Portfolio                                          .75           .25           .25          1.25(13)

MFS-Registered Trademark-
      New Discovery Series - Initial Class                                    .90            --           .16          1.06(14),(15)
      Research Series - Initial Class                                         .75            --           .10           .85(14)
      Utilities Series - Initial Class                                        .75            --           .16           .91(14)

Royce Capital Fund
      Micro-Cap Portfolio                                                    1.25            --           .10          1.35(16)
      Small-Cap Portfolio (previously Royce Premier Portfolio)               1.00            --           .35          1.35(16)

Third Avenue
      Value Portfolio                                                         .90            --           .40          1.30(17)

Wanger
      International Small Cap                                                1.20            --           .21          1.41(3),(18)
      U.S. Small Cap                                                          .95            --           .05          1.00(3),(18)

Wells Fargo VT
      Equity Income Fund                                                      .53           .25           .22          1.00(19)

 (1) The fund's expense figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2000. Without fee waivers and expense reimbursements "Other Expenses" and "Total" would be 0.27% and 0.96% for AXP Variable Portfolio - Blue Chip Advantage Fund, 0.80% and 1.49% for AXP Variable Portfolio - Diversified Equity Income Fund, 0.15% and 0.89% for AXP Variable Portfolio - Federal Income Fund, 0.20% and 0.97% for AXP Variable Portfolio - Growth Fund, and 0.55% and 1.43% for AXP Variable Portfolio - Small Cap Advantage Fund.

 (2) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2000.

 (3) Figures in "Management Fees," "12b-1 Fees," "Other Expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2000.

 (4) Expenses have been restated to reflect current fees.

 (5) Figures in "Management Fees," "12b-1 Fees," "Other Expenses" and "Total" are based on actual expenses for the fiscal period ended Dec. 31, 2000. Absent fee waivers and expense reimbursements "Management Fees," "12b-1 Fees," "Other Expenses" and "Total" would be 1.00%, 0.25%, 0.08% and 1.33% for Alliance VP Technology Portfolio.

 (6) The Advisor is contractually obligated to reduce its fee to the extent required to limit Baron Capital Asset Fund's total operating expenses to 1.50% for the first $250 million of assets in the Fund, 1.35% for Fund assets over $250 million and 1.25% for Fund assets over $500 million. Without the expense limitations, total operating expenses for the Fund for the period Dec. 31, 2000 would have been 1.66%.

 (7) Expense ratios are shown after fee waivers and expenses reimbursements by the investment adviser. The total expense ratios before the waivers and reimbursements would have been: Credit Suisse Warburg Pincus Trust Emerging Growth Portfolio (0.90%, 0%, 0.40% and 1.30%).

 (8) There were no reimbursement or expense reductions for the period ended Dec. 31, 2000. Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.

 (9) The Fund administration fee is paid indirectly through the management fee.

(10) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

(11) Expense ratios are shown after fee waivers and expense reimbursements by the investment adviser. The expense ratios before the waivers and reimbursements would have been: 0.75%, 1.09% and 1.84% for Capital Growth Fund, 0.70%, 0.17%, and 0.87% for CORE-SM- U.S. Equity Fund, 0.90%, 2.05%
     and 2.95% for Global Income Fund, 1.00%, 0.99% and 1.99% for International Equity Fund and 1.00%, 4.62% and 5.62% for Internet Tollkeeper Fund-SM-. CORE-SM- and Internet Tollkeeper Fund-SM- are service marks of Goldman, Sachs & Co.

(12) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2000, restated to reflect a reduction in the management fee for Aggressive Growth Portfolio, Growth Portfolio and International Growth Portfolio. Expenses are stated both with and without contractual waivers by Janus Capital. Waivers, if applicable, are first applied against the management fee and then against other expenses, and will continue until at least the next annual renewal of the advisory agreement. All expenses are shown without the effect of expense offset arrangements.

(13) Absent fee waivers and/or reimbursements, "Other Expenses" and "Total" expenses for the year ended Dec. 31, 2000 would have been 4.07% and 5.07% for Equity Portfolio and 1.32% and 2.32% for International Equity Portfolio.

(14) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal: 1.05% for New Discovery Series, 0.84% for Research Series, and 0.90% for Utilities Series.

(15) MFS has contractually agreed, subject to reimbursement, to bear expenses for these series such that each such series' "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed the following percentages of the average daily net assets of the series during the current fiscal year 0.15% for the New Discovery Series. Without this agreement, "Other Expenses" and "Total" would have been 0.19% and 1.09%. These contractual fee arrangements will continue until at least
     May 1, 2002, unless changed with the consent of the board of trustees which oversees the series.


8  AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY

(16) Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Funds Net Annual Operating Expense ratio at or below 1.35% through Dec. 31, 2001 and 1.99% through Dec. 31, 2010. Absent fee waivers "Other Expenses" and "Total" would be 0.33% and 1.58% for Royce Micro-Cap Portfolio and 2.89% and 3.89% for Royce Small-Cap Portfolio.

(17) The fund's expense figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Dec. 31, 2000. Without fee waivers and expense reimbursements "Other Expenses" and "Total" would be 1.62% and 2.52% for Third Avenue Value Portfolio.

(18) Annualized operating expenses of funds at Dec. 31, 2000. Liberty Wanger Asset Management, L.P. will reimburse the Fund if its annual ordinary operating expenses exceed 2.00% of average daily net assets. This commitment expires on Sept. 30, 2002.

(19) Amounts represent expenses as of Dec. 31, 2000. Expenses are shown after fee waivers and expense reimbursements. Without fee waivers and expense reimbursements "Management Fee" and "Total" would have been 0.70% and 1.17% for Wells Fargo VT Equity Income Fund.


EXAMPLES:*


You would pay the following expenses on a $1,000 investment if you selected the Guaranteed Minimum Income Benefit Rider and assuming a 5% annual return and ...

                                                                                                 NO WITHDRAWAL OR SELECTION
                                                         FULL WITHDRAWAL AT THE               OF AN ANNUITY PAYOUT PLAN AT THE
                                                         END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD

                                                    1 YEAR  3 YEARS  5 YEARS  10 YEARS        1 YEAR  3 YEARS  5 YEARS  10 YEARS
AXP-Registered Trademark- Variable Portfolio -
      Blue Chip Advantage Fund                      $109.89  $171.48  $225.58  $327.44         $29.89 $  91.48  $155.58  $327.44
      Bond Fund                                      108.25   166.60   217.52   311.81          28.25    86.60   147.52   311.81
      Capital Resource Fund                          108.04   165.99   216.51   309.83          28.04    85.99   146.51   309.83
      Cash Management Fund                           107.12   163.24   211.96   300.91          27.12    83.24   141.96   300.91
      Diversified Equity Income Fund                 109.89   171.48   225.58   327.44          29.89    91.48   155.58   327.44
      Extra Income Fund                              108.56   167.52   219.04   314.76          28.56    87.52   149.04   314.76
      Federal Income Fund                            109.07   169.05   221.56   319.66          29.07    89.05   151.56   319.66
      Growth Fund                                    109.89   171.48   225.58   327.44          29.89    91.48   155.58   327.44
      Managed Fund                                   107.84   165.38   215.50   307.86          27.84    85.38   145.50   307.86
      New Dimensions Fund-Registered Trademark-      108.15   166.30   217.02   310.82          28.15    86.30   147.02   310.82
      Small Cap Advantage Fund                       112.35   178.77   237.56   350.43          32.35    98.77   167.56   350.43

AIM V.I.
      Capital Appreciation Fund                      108.56   167.52   219.04   314.76          28.56    87.52   149.04   314.76
      Capital Development Fund                       114.30   184.51   246.95   368.24          34.30   104.51   176.95   368.24
      Value Fund                                     108.76   168.13   220.05   316.72          28.76    88.13   150.05   316.72

Alliance VP
      Premier Growth Portfolio (Class B)             113.48   182.10   243.01   360.79          33.48   102.10   173.01   360.79
      Technology Portfolio (Class B)                 113.58   182.40   243.50   361.72          33.58   102.40   173.50   361.72
      U.S. Government/High Grade Securities
       Portfolio (Class B)                           112.45   179.07   238.05   351.38          32.45    99.07   168.05   351.38

Baron Capital Funds Trust
      Capital Asset Fund - Insurance Shares          115.53   188.13   252.85   379.32          35.53   108.13   182.85   379.32

Credit Suisse Warburg Pincus Trust -
      Emerging Growth Portfolio
      (previously Warburg Pincus Trust -
       Emerging Growth Portfolio)                    112.96   180.59   240.53   356.09          32.96   100.59   170.53   356.09

Fidelity VIP
      III Growth & Income Portfolio (Service Class)  107.22   163.55   212.46   301.91          27.22    83.55   142.46   301.91
      III Mid Cap Portfolio (Service Class)          108.76   168.13   220.05   316.72          28.76    88.13   150.05   316.72
      Overseas Portfolio (Service Class)             110.30   172.70   227.58   331.31          30.30    92.70   157.58   331.31

Franklin Templeton VIP Trust
      Franklin Real Estate Fund - Class 2            108.86   168.44   220.55   317.70          28.86    88.44   150.55   317.70
      Mutual Shares Securities Fund - Class 2        110.91   174.52   230.58   337.09          30.91    94.52   160.58   337.09
      Templeton International Smaller Companies
       Fund - Class 2                                114.09   183.91   245.97   366.39          34.09   103.91   175.97   366.39


                                                     PROSPECTUS-- MAY 1, 2001  9

You would pay the following expenses on a $1,000 investment if you selected the Guaranteed Minimum Income Benefit Rider and assuming a 5% annual return and ...

                                                                                                     NO WITHDRAWAL OR SELECTION
                                                           FULL WITHDRAWAL AT THE                 OF AN ANNUITY PAYOUT PLAN AT THE
                                                           END OF EACH TIME PERIOD                     END OF EACH TIME PERIOD

                                                     1 YEAR   3 YEARS  5 YEARS  10 YEARS         1 YEAR  3 YEARS  5 YEARS  10 YEARS
Goldman Sachs VIT
      Capital Growth Fund                            $110.40  $173.00  $228.08   $332.28         $30.40  $ 93.00  $158.08   $332.28
      CORE-SM- U.S. Equity Fund                       109.38   169.96   223.07    322.58          29.38    89.96   153.07    322.58
      Global Income Fund                              111.94   177.56   235.57    346.64          31.94    97.56   165.57    346.64
      International Equity Fund                       113.99   183.61   245.47    365.45          33.99   103.61   175.47    365.45
      Internet Tollkeeper Fund-SM-                    112.96   180.59   240.53    356.09          32.96   100.59   170.53    356.09

Janus Aspen Series
      Aggressive Growth Portfolio: Service Shares     109.58   170.57   224.07    324.53          29.58    90.57   154.07    324.53
      Global Technology Portfolio: Service Shares     109.79   171.18   225.08    326.47          29.79    91.18   155.08    326.47
      Growth Portfolio: Service Shares                109.58   170.57   224.07    324.53          29.58    90.57   154.07    324.53
      International Growth Portfolio: Service Shares  109.99   171.79   226.08    328.41          29.99    91.79   156.08    328.41

J.P. Morgan
      U.S. Disciplined Equity Portfolio               108.86   168.44   220.55    317.70          28.86    88.44   150.55    317.70

Lazard Retirement Series
      Equity Portfolio                                112.96   180.59   240.53    356.09          32.96   100.59   170.53    356.09
      International Equity Portfolio                  112.96   180.59   240.53    356.09          32.96   100.59   170.53    356.09

MFS-Registered Trademark-
      New Discovery Series - Initial Class            111.02   174.83   231.08    338.05          31.02    94.83   161.08    338.05
      Research Series - Initial Class                 108.86   168.44   220.55    317.70          28.86    88.44   150.55    317.70
      Utilities Series - Initial Class                109.48   170.26   223.57    323.56          29.48    90.26   153.57    323.56

Royce Capital Fund
      Micro-Cap Portfolio                             113.99   183.61   245.47    365.45          33.99   103.61   175.47    365.45
      Small-Cap Portfolio (previously Royce
       Premier Portfolio)                             113.99   183.61   245.47    365.45          33.99   103.61   175.47    365.45

Third Avenue
      Value Portfolio                                 113.48   182.10   243.01    360.79          33.48   102.10   173.01    360.79

Wanger
      International Small Cap                         114.60   185.42   248.43    371.03          34.60   105.42   178.43    371.03
      U.S. Small Cap                                  110.40   173.00   228.08    332.28          30.40    93.00   158.08    332.28

Wells Fargo VT
      Equity Income Fund                              110.40   173.00   228.08    332.28          30.40    93.00   158.08    332.28


10  AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY

You would pay the following expenses on a $1,000 investment if you selected death benefit Option A and assuming a 5% annual return and ...

                                                                                                  NO WITHDRAWAL OR SELECTION
                                                          FULL WITHDRAWAL AT THE               OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD

                                                    1 YEAR   3 YEARS  5 YEARS 10 YEARS         1 YEAR  3 YEARS  5 YEARS 10 YEARS
AXP-Registered Trademark- Variable Portfolio -
      Blue Chip Advantage Fund                      $105.28  $157.72  $202.79  $282.82         $25.28   $77.72  $132.79  $282.82
      Bond Fund                                      103.64   152.80   194.58   266.47          23.64    72.80   124.58   266.47
      Capital Resource Fund                          103.43   152.18   193.55   264.41          23.43    72.18   123.55   264.41
      Cash Management Fund                           102.51   149.40   188.91   255.08          22.51    69.40   118.91   255.08
      Diversified Equity Income Fund                 105.28   157.72   202.79   282.82          25.28    77.72   132.79   282.82
      Extra Income Fund                              103.94   153.72   196.12   269.56          23.94    73.72   126.12   269.56
      Federal Income Fund                            104.46   155.26   198.69   274.68          24.46    75.26   128.69   274.68
      Growth Fund                                    105.28   157.72   202.79   282.82          25.28    77.72   132.79   282.82
      Managed Fund                                   103.23   151.56   192.52   262.34          23.23    71.56   122.52   262.34
      New Dimensions Fund-Registered Trademark-      103.53   152.49   194.07   265.44          23.53    72.49   124.07   265.44
      Small Cap Advantage Fund                       107.74   165.08   215.00   306.87          27.74    85.08   145.00   306.87

AIM V.I.
      Capital Appreciation Fund                      103.94   153.72   196.12   269.56          23.94    73.72   126.12   269.56
      Capital Development Fund                       109.68   170.87   224.57   325.50          29.68    90.87   154.57   325.50
      Value Fund                                     104.15   154.34   197.15   271.61          24.15    74.34   127.15   271.61

Alliance VP
      Premier Growth Portfolio (Class B)             108.86   168.44   220.55   317.70          28.86    88.44   150.55   317.70
      Technology Portfolio (Class B)                 108.97   168.74   221.05   318.68          28.97    88.74   151.05   318.68
      U.S. Government/High Grade Securities
       Portfolio (Class B)                           107.84   165.38   215.50   307.86          27.84    85.38   145.50   307.86

Baron Capital Funds Trust
      Capital Asset Fund - Insurance Shares          110.91   174.52   230.58   337.09          30.91    94.52   160.58   337.09

Credit Suisse Warburg Pincus Trust -
      Emerging Growth Portfolio
      (previously Warburg Pincus Trust - Emerging
       Growth Portfolio)                             108.35   166.91   218.03   312.79          28.35    86.91   148.03   312.79

Fidelity VIP
      III Growth & Income Portfolio (Service Class)  102.61   149.71   189.42   256.12          22.61    69.71   119.42   256.12
      III Mid Cap Portfolio (Service Class)          104.15   154.34   197.15   271.61          24.15    74.34   127.15   271.61
      Overseas Portfolio (Service Class)             105.69   158.95   204.83   286.87          25.69    78.95   134.83   286.87

Franklin Templeton VIP Trust
      Franklin Real Estate Fund - Class 2            104.25   154.64   197.66   272.63          24.25    74.64   127.66   272.63
      Mutual Shares Securities Fund - Class 2        106.30   160.79   207.89   292.91          26.30    80.79   137.89   292.91
      Templeton International Smaller Companies
       Fund - Class 2                                109.48   170.26   223.57   323.56          29.48    90.26   153.57   323.56

Goldman Sachs VIT
      Capital Growth Fund                            105.79   159.26   205.34   287.88          25.79    79.26   135.34   287.88
      CORE-SM- U.S. Equity Fund                      104.76   156.18   200.23   277.74          24.76    76.18   130.23   277.74
      Global Income Fund                             107.33   163.85   212.97   302.90          27.33    83.85   142.97   302.90
      International Equity Fund                      109.38   169.96   223.07   322.58          29.38    89.96   153.07   322.58
      Internet Tollkeeper Fund-SM-                   108.35   166.91   218.03   312.79          28.35    86.91   148.03   312.79

Janus Aspen Series
      Aggressive Growth Portfolio: Service Shares    104.97   156.80   201.25   279.78          24.97    76.80   131.25   279.78
      Global Technology Portfolio: Service Shares    105.17   157.41   202.28   281.81          25.17    77.41   132.28   281.81
      Growth Portfolio: Service Shares               104.97   156.80   201.25   279.78          24.97    76.80   131.25   279.78
      International Growth Portfolio: Service
       Shares                                        105.38   158.03   203.30   283.84          25.38    78.03   133.30   283.84


                                                    PROSPECTUS-- MAY 1, 2001  11

You would pay the following expenses on a $1,000 investment if you selected death benefit Option A and assuming a 5% annual return and ...

                                                                                                    NO WITHDRAWAL OR SELECTION
                                                          FULL WITHDRAWAL AT THE                 OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                     END OF EACH TIME PERIOD

                                                    1 YEAR   3 YEARS  5 YEARS  10 YEARS         1 YEAR  3 YEARS  5 YEARS  10 YEARS
J.P. Morgan
      U.S. Disciplined Equity Portfolio             $104.25  $154.64  $197.66   $272.63         $24.25   $74.64  $127.66   $272.63

Lazard Retirement Series
      Equity Portfolio                               108.35   166.91   218.03    312.79          28.35    86.91   148.03    312.79
      International Equity Portfolio                 108.35   166.91   218.03    312.79          28.35    86.91   148.03    312.79

MFS-Registered Trademark-
      New Discovery Series - Initial Class           106.40   161.10   208.40    293.92          26.40    81.10   138.40    293.92
      Research Series - Initial Class                104.25   154.64   197.66    272.63          24.25    74.64   127.66    272.63
      Utilities Series - Initial Class               104.87   156.49   200.74    278.76          24.87    76.49   130.74    278.76

Royce Capital Fund
      Micro-Cap Portfolio                            109.38   169.96   223.07    322.58          29.38    89.96   153.07    322.58
      Small-Cap Portfolio (previously Royce
       Premier Portfolio)                            109.38   169.96   223.07    322.58          29.38    89.96   153.07    322.58

Third Avenue
      Value Portfolio                                108.86   168.44   220.55    317.70          28.86    88.44   150.55    317.70

Wanger
      International Small Cap                        109.99   171.79   226.08    328.41          29.99    91.79   156.08    328.41
      U.S. Small Cap                                 105.79   159.26   205.34    287.88          25.79    79.26   135.34    287.88

Wells Fargo VT
      Equity Income Fund                             105.79   159.26   205.34    287.88          25.79    79.26   135.34    287.88

* In these examples, the $30 contract administrative charge is approximated as a 0.016% charge based on our average contract size. Premium taxes imposed by some state and local governments are not reflected in these tables. We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds. These examples assume that applicable fund fee waivers and/or expense reimbursements will continue for the periods shown.


YOU SHOULD NOT CONSIDER THESE EXAMPLES AS REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.



12  AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)


The following tables give per-unit information about the financial history of each subaccount.

YEAR ENDED DEC. 31,                                                                                                       2000
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SBCA1(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.93
Number of accumulation units outstanding at end of period (000 omitted)                                                    738
Ratio of operating expense to average net assets                                                                         1.60%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WBCA3(2) (INVESTING IN SHARES OF AXP-registered trademark- VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.91
Number of accumulation units outstanding at end of period (000 omitted)                                                    789
Ratio of operating expense to average net assets                                                                         1.50%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SBND1(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                    688
Ratio of operating expense to average net assets                                                                         1.60%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SBND2(3) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                     64
Ratio of operating expense to average net assets                                                                         1.50%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SCAR1(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.85
Number of accumulation units outstanding at end of period (000 omitted)                                                    785
Ratio of operating expense to average net assets                                                                         1.60%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WCAR3(2) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.83
Number of accumulation units outstanding at end of period (000 omitted)                                                    479
Ratio of operating expense to average net assets                                                                         1.50%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SCMG1(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                 11,511
Ratio of operating expense to average net assets                                                                         1.60%
Simple yield(4)                                                                                                          4.33%
Compound yield(4)                                                                                                        4.42%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SCMG2(3) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                  2,613
Ratio of operating expense to average net assets                                                                         1.50%
Simple yield(4)                                                                                                          4.45%
Compound yield(4)                                                                                                        4.55%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SDEI1(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                     52
Ratio of operating expense to average net assets                                                                         1.60%
----------------------------------------------------------------------------------------------------------------------------------

                                                    PROSPECTUS-- MAY 1, 2001  13

YEAR ENDED DEC. 31,                                                                                                       2000
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WDEI3(2) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                     66
Ratio of operating expense to average net assets                                                                         1.50%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SEXI1(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.88
Number of accumulation units outstanding at end of period (000 omitted)                                                    390
Ratio of operating expense to average net assets                                                                         1.60%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEXI3(2) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.87
Number of accumulation units outstanding at end of period (000 omitted)                                                    310
Ratio of operating expense to average net assets                                                                         1.50%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SFDI1(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                     24
Ratio of operating expense to average net assets                                                                         1.60%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WFDI3(2) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                    272
Ratio of operating expense to average net assets                                                                         1.50%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SGRO1(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.77
Number of accumulation units outstanding at end of period (000 omitted)                                                    554
Ratio of operating expense to average net assets                                                                         1.60%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SGRO2(3) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.74
Number of accumulation units outstanding at end of period (000 omitted)                                                    211
Ratio of operating expense to average net assets                                                                         1.50%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SMGD1(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.98
Number of accumulation units outstanding at end of period (000 omitted)                                                    613
Ratio of operating expense to average net assets                                                                         1.60%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SMGD2(3) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.94
Number of accumulation units outstanding at end of period (000 omitted)                                                     51
Ratio of operating expense to average net assets                                                                         1.50%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SNDM1(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - NEW DIMENSIONS
 FUND-Registered Trademark-)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.90
Number of accumulation units outstanding at end of period (000 omitted)                                                  2,468
Ratio of operating expense to average net assets                                                                         1.60%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WNDM3(2) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - NEW DIMENSIONS
 FUND-Registered Trademark-)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.86
Number of accumulation units outstanding at end of period (000 omitted)                                                  2,130
Ratio of operating expense to average net assets                                                                         1.50%
----------------------------------------------------------------------------------------------------------------------------------


14  AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY


YEAR ENDED DEC. 31,                                                                                                       2000
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SSCA1(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                                    147
Ratio of operating expense to average net assets                                                                         1.60%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSCA3(2) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.90
Number of accumulation units outstanding at end of period (000 omitted)                                                    173
Ratio of operating expense to average net assets                                                                         1.50%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SCAP1(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.83
Number of accumulation units outstanding at end of period (000 omitted)                                                  8,641
Ratio of operating expense to average net assets                                                                         1.60%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WCAP3(2) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.75
Number of accumulation units outstanding at end of period (000 omitted)                                                  5,686
Ratio of operating expense to average net assets                                                                         1.50%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SCDV1(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.97
Number of accumulation units outstanding at end of period (000 omitted)                                                  3,627
Ratio of operating expense to average net assets                                                                         1.60%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SCDV2(3) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.97
Number of accumulation units outstanding at end of period (000 omitted)                                                    850
Ratio of operating expense to average net assets                                                                         1.50%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SVAL1(1) (INVESTING IN SHARES OF AIM V.I. VALUE FUND)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.83
Number of accumulation units outstanding at end of period (000 omitted)                                                 10,738
Ratio of operating expense to average net assets                                                                         1.60%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WVAL3(2) (INVESTING IN SHARES OF AIM V.I. VALUE FUND)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.81
Number of accumulation units outstanding at end of period (000 omitted)                                                  6,187
Ratio of operating expense to average net assets                                                                         1.50%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SPGR1(1) (INVESTING IN SHARES OF ALLIANCE VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.86
Number of accumulation units outstanding at end of period (000 omitted)                                                  9,298
Ratio of operating expense to average net assets                                                                         1.60%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SPGR2(3) (INVESTING IN SHARES OF ALLIANCE VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.80
Number of accumulation units outstanding at end of period (000 omitted)                                                  1,899
Ratio of operating expense to average net assets                                                                         1.50%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT STEC1(1) (INVESTING IN SHARES OF ALLIANCE VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.70
Number of accumulation units outstanding at end of period (000 omitted)                                                  9,543
Ratio of operating expense to average net assets                                                                         1.60%
----------------------------------------------------------------------------------------------------------------------------------

                                                    PROSPECTUS-- MAY 1, 2001  15

YEAR ENDED DEC. 31,                                                                                                       2000
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT STEC2(3) (INVESTING IN SHARES OF ALLIANCE VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.65
Number of accumulation units outstanding at end of period (000 omitted)                                                  2,882
Ratio of operating expense to average net assets                                                                         1.50%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SUGH1(1) (INVESTING IN SHARES OF ALLIANCE VP U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                    319
Ratio of operating expense to average net assets                                                                         1.60%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SUGH2(3) (INVESTING IN SHARES OF ALLIANCE VP U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                                    405
Ratio of operating expense to average net assets                                                                         1.50%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SCAS1(1) (INVESTING IN SHARES OF BARON CAPITAL ASSET FUND - INSURANCE SHARES)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.96
Number of accumulation units outstanding at end of period (000 omitted)                                                    668
Ratio of operating expense to average net assets                                                                         1.60%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SCAS2(3) (INVESTING IN SHARES OF BARON CAPITAL ASSET FUND - INSURANCE SHARES)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                                     44
Ratio of operating expense to average net assets                                                                         1.50%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SEGR1(1) (INVESTING IN SHARES OF CREDIT SUISSE WARBURG PINCUS TRUST - EMERGING GROWTH PORTFOLIO(5))
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.83
Number of accumulation units outstanding at end of period (000 omitted)                                                  1,637
Ratio of operating expense to average net assets                                                                         1.60%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SEGR2(3) (INVESTING IN SHARES OF CREDIT SUISSE WARBURG PINCUS TRUST - EMERGING GROWTH PORTFOLIO(5))
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.93
Number of accumulation units outstanding at end of period (000 omitted)                                                    103
Ratio of operating expense to average net assets                                                                         1.50%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SGRI1(1) (INVESTING IN SHARES OF FIDELITY VIP III GROWTH & Income Portfolio (Service Class))
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                                  2,250
Ratio of operating expense to average net assets                                                                         1.60%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SGRI2(3) (INVESTING IN SHARES OF FIDELITY VIP III GROWTH & Income Portfolio (Service Class))
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                    637
Ratio of operating expense to average net assets                                                                         1.50%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SMDC1(1) (INVESTING IN SHARES OF FIDELITY VIP III MID CAP PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                 10,072
Ratio of operating expense to average net assets                                                                         1.60%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SMDC2(3) (INVESTING IN SHARES OF FIDELITY VIP III MID CAP PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                  3,650
Ratio of operating expense to average net assets                                                                         1.50%
----------------------------------------------------------------------------------------------------------------------------------


16  AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY


YEAR ENDED DEC. 31,                                                                                                       2000
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SOVS1(1) (INVESTING IN SHARES OF FIDELITY VIP OVERSEAS PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.80
Number of accumulation units outstanding at end of period (000 omitted)                                                  1,064
Ratio of operating expense to average net assets                                                                         1.60%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SOVS2(3) (INVESTING IN SHARES OF FIDELITY VIP OVERSEAS PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.85
Number of accumulation units outstanding at end of period (000 omitted)                                                    506
Ratio of operating expense to average net assets                                                                         1.50%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SRES1(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $1.32
Number of accumulation units outstanding at end of period (000 omitted)                                                    269
Ratio of operating expense to average net assets                                                                         1.60%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WRES3(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $1.18
Number of accumulation units outstanding at end of period (000 omitted)                                                     92
Ratio of operating expense to average net assets                                                                         1.50%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SMSS1(1) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $1.19
Number of accumulation units outstanding at end of period (000 omitted)                                                     79
Ratio of operating expense to average net assets                                                                         1.60%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMSS3(2) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $1.11
Number of accumulation units outstanding at end of period (000 omitted)                                                     39
Ratio of operating expense to average net assets                                                                         1.50%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SISC1(1) (INVESTING IN SHARES OF FTVIPT TEMPLETON INTERNATIONAL SMALLER COMPANIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.96
Number of accumulation units outstanding at end of period (000 omitted)                                                    199
Ratio of operating expense to average net assets                                                                         1.60%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SISC2(3) (INVESTING IN SHARES OF FTVIPT TEMPLETON INTERNATIONAL SMALLER COMPANIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.96
Number of accumulation units outstanding at end of period (000 omitted)                                                     33
Ratio of operating expense to average net assets                                                                         1.50%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SCGR1(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CAPITAL GROWTH FUND)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                                  1,157
Ratio of operating expense to average net assets                                                                         1.60%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SCGR2(3) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CAPITAL GROWTH FUND)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.91
Number of accumulation units outstanding at end of period (000 omitted)                                                     89
Ratio of operating expense to average net assets                                                                         1.50%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SUSE1(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE-SM- U.S. EQUITY FUND)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.94
Number of accumulation units outstanding at end of period (000 omitted)                                                  1,910
Ratio of operating expense to average net assets                                                                         1.60%
----------------------------------------------------------------------------------------------------------------------------------


                                                    PROSPECTUS-- MAY 1, 2001  17


YEAR ENDED DEC. 31,                                                                                                       2000
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WUSE3(2) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE-SM- U.S. EQUITY FUND)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.92
Number of accumulation units outstanding at end of period (000 omitted)                                                    587
Ratio of operating expense to average net assets                                                                         1.50%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SGLI1(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT GLOBAL INCOME FUND)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                    260
Ratio of operating expense to average net assets                                                                         1.60%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WGLI3(2) (INVESTING IN SHARES OF GOLDMAN SACHS VIT GLOBAL INCOME FUND)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                     58
Ratio of operating expense to average net assets                                                                         1.50%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SIEQ1(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.85
Number of accumulation units outstanding at end of period (000 omitted)                                                    621
Ratio of operating expense to average net assets                                                                         1.60%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SIEQ2(3) (INVESTING IN SHARES OF GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.88
Number of accumulation units outstanding at end of period (000 omitted)                                                     77
Ratio of operating expense to average net assets                                                                         1.50%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SITO1(3) (INVESTING IN SHARES OF GOLDMAN SACHS VIT INTERNET TOLLKEEPER FUND-SM-)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.67
Number of accumulation units outstanding at end of period (000 omitted)                                                  2,260
Ratio of operating expense to average net assets                                                                         1.60%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SITO2(3) (INVESTING IN SHARES OF GOLDMAN SACHS VIT INTERNET TOLLKEEPER FUND-SM-)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.67
Number of accumulation units outstanding at end of period (000 omitted)                                                    420
Ratio of operating expense to average net assets                                                                         1.50%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SAGP1(1) (INVESTING IN SHARES OF JANUS ASPEN SERIES AGGRESSIVE GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.58
Number of accumulation units outstanding at end of period (000 omitted)                                                  8,739
Ratio of operating expense to average net assets                                                                         1.60%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SAGP2(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES AGGRESSIVE GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.70
Number of accumulation units outstanding at end of period (000 omitted)                                                  1,050
Ratio of operating expense to average net assets                                                                         1.50%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SGLT1(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.68
Number of accumulation units outstanding at end of period (000 omitted)                                                  3,873
Ratio of operating expense to average net assets                                                                         1.60%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SGLT2(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.68
Number of accumulation units outstanding at end of period (000 omitted)                                                    769
Ratio of operating expense to average net assets                                                                         1.50%
----------------------------------------------------------------------------------------------------------------------------------

18  AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                                                      2000
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SGRP1(1) (INVESTING IN SHARES OF JANUS ASPEN SERIES GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.81
Number of accumulation units outstanding at end of period (000 omitted)                                                 12,345
Ratio of operating expense to average net assets                                                                         1.60%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SGRP2(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.82
Number of accumulation units outstanding at end of period (000 omitted)                                                  4,333
Ratio of operating expense to average net assets                                                                         1.50%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SINT1(1) (INVESTING IN SHARES OF JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.73
Number of accumulation units outstanding at end of period (000 omitted)                                                  7,309
Ratio of operating expense to average net assets                                                                         1.60%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SINT2(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.80
Number of accumulation units outstanding at end of period (000 omitted)                                                  1,077
Ratio of operating expense to average net assets                                                                         1.50%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SUDE1(1) (INVESTING IN SHARES OF J.P. MORGAN U.S. DISCIPLINED EQUITY PORTFOLIO)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.93
Number of accumulation units outstanding at end of period (000 omitted)                                                    696
Ratio of operating expense to average net assets                                                                         1.60%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SUDE2(3) (INVESTING IN SHARES OF J.P. MORGAN U.S. DISCIPLINED EQUITY PORTFOLIO)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.89
Number of accumulation units outstanding at end of period (000 omitted)                                                    225
Ratio of operating expense to average net assets                                                                         1.50%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SREQ1(1) (INVESTING IN SHARES OF LAZARD RETIREMENT EQUITY PORTFOLIO)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                     70
Ratio of operating expense to average net assets                                                                         1.60%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SREQ2(3) (INVESTING IN SHARES OF LAZARD RETIREMENT EQUITY PORTFOLIO)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                                     18
Ratio of operating expense to average net assets                                                                         1.50%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SRIE1(1) (INVESTING IN SHARES OF LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                                    101
Ratio of operating expense to average net assets                                                                         1.60%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SRIE2(3) (INVESTING IN SHARES OF LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                                     11
Ratio of operating expense to average net assets                                                                         1.50%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SNDS1(1) (INVESTING IN SHARES OF MFS-Registered Trademark- NEW DISCOVERY SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.88
Number of accumulation units outstanding at end of period (000 omitted)                                                  5,110
Ratio of operating expense to average net assets                                                                         1.60%
----------------------------------------------------------------------------------------------------------------------------------


                                                    PROSPECTUS-- MAY 1, 2001  19


YEAR ENDED DEC. 31,                                                                                                      2000
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SNDS2(3) (INVESTING IN SHARES OF MFS-Registered Trademark- NEW DISCOVERY SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                                  1,292
Ratio of operating expense to average net assets                                                                         1.50%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SRSS1(1) (INVESTING IN SHARES OF MFS-Registered Trademark- RESEARCH SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                                  2,978
Ratio of operating expense to average net assets                                                                         1.60%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SRSS2(3) (INVESTING IN SHARES OF MFS-Registered Trademark- RESEARCH SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.90
Number of accumulation units outstanding at end of period (000 omitted)                                                  1,014
Ratio of operating expense to average net assets                                                                         1.50%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SUTS1(1) (INVESTING IN SHARES OF MFS-Registered Trademark- UTILITIES SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.98
Number of accumulation units outstanding at end of period (000 omitted)                                                  3,551
Ratio of operating expense to average net assets                                                                         1.60%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WUTS3(2) (INVESTING IN SHARES OF MFS-Registered Trademark- UTILITIES SERIES - INTIAL CLASS)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.85
Number of accumulation units outstanding at end of period (000 omitted)                                                  1,785
Ratio of operating expense to average net assets                                                                         1.50%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SMCC1(1) (INVESTING IN SHARES OF ROYCE MICRO-CAP PORTFOLIO)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $1.18
Number of accumulation units outstanding at end of period (000 omitted)                                                    491
Ratio of operating expense to average net assets                                                                         1.60%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SMCC2(3) (INVESTING IN SHARES OF ROYCE MICRO-CAP PORTFOLIO)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                    173
Ratio of operating expense to average net assets                                                                         1.50%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SPRM1(1) (INVESTING IN SHARES OF ROYCE SMALL-CAP PORTFOLIO(6))
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                    640
Ratio of operating expense to average net assets                                                                         1.60%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SPRM2(3) (INVESTING IN SHARES OF ROYCE SMALL-CAP PORTFOLIO(6))
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                    284
Ratio of operating expense to average net assets                                                                         1.50%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SVLU1(1) (INVESTING IN SHARES OF THIRD AVENUE VALUE PORTFOLIO)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $1.39
Number of accumulation units outstanding at end of period (000 omitted)                                                    785
Ratio of operating expense to average net assets                                                                         1.60%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SVLU2(3) (INVESTING IN SHARES OF THIRD AVENUE VALUE PORTFOLIO)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $1.29
Number of accumulation units outstanding at end of period (000 omitted)                                                    486
Ratio of operating expense to average net assets                                                                         1.50%
----------------------------------------------------------------------------------------------------------------------------------


20  AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY


YEAR ENDED DEC. 31,                                                                                                      2000
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SISM1(1) (INVESTING IN SHARES OF WANGER INTERNATIONAL SMALL CAP)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.54
Number of accumulation units outstanding at end of period (000 omitted)                                                  1,867
Ratio of operating expense to average net assets                                                                         1.60%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SISM2(3) (INVESTING IN SHARES OF WANGER INTERNATIONAL SMALL CAP)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.71
Number of accumulation units outstanding at end of period (000 omitted)                                                    434
Ratio of operating expense to average net assets                                                                         1.50%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SUSC1(1) (INVESTING IN SHARES OF WANGER U.S. SMALL CAP)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $0.80
Number of accumulation units outstanding at end of period (000 omitted)                                                    527
Ratio of operating expense to average net assets                                                                         1.60%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SUSC2(3) (INVESTING IN SHARES OF WANGER U.S. SMALL CAP)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                     31
Ratio of operating expense to average net assets                                                                         1.50%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SEQI1(1) (INVESTING IN SHARES OF WELLS FARGO VT EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                     47
Ratio of operating expense to average net assets                                                                         1.60%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEQI3(2) (INVESTING IN SHARES OF WELLS FARGO VT EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                                                           $1.00
Accumulation unit value at end of period                                                                                 $1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                    437
Ratio of operating expense to average net assets                                                                         1.50%
----------------------------------------------------------------------------------------------------------------------------------

(1) Operations commenced on Feb. 11, 2000.

(2) Operations commenced on March 3, 2000.

(3) Operations commenced on May 1, 2000.

(4) Net of annual contract administrative charge and mortality and expense risk fee.

(5) Previously named Warburg Pincus Trust - Emerging Growth Portfolio.

(6) Previously named Royce Premier Portfolio.



FINANCIAL STATEMENTS


You can find the audited financial statements of the subaccounts with financial history in the SAI. You can find our audited financial statements later in this prospectus.





                                                    PROSPECTUS-- MAY 1, 2001  21

PERFORMANCE INFORMATION


Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.


Total return figures do not reflect any purchase payment credits or PCR credits.


Total return figures reflect deduction of all applicable charges, including:


- contract administrative charge,

- variable account administrative charge,

- the Guaranteed Minimum Income Benefit Rider fee*,

- the 8% Performance Credit Rider fee*,

- mortality and expense risk fee, and

- withdrawal charge (assuming a full withdrawal at the end of the illustrated period).

* You may select either the GMIB or the PCR, but not both. Riders may not be available in all states. The GMIB is only available if the annuitant is age 75 or younger at contract issue. If you select the GMIB you must select either death benefit Option B or Option C.

We also show optional total return quotations that do not reflect a withdrawal charge deduction (assuming no withdrawal), the Guaranteed Minimum Income Benefit Rider fee and the 8% Performance Credit Rider fee. We may show total return quotations by means of schedules, charts or graphs.


AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.



22  AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY

THE VARIABLE ACCOUNT AND THE FUNDS

You may allocate payments to any or all of the subaccounts of the variable account that invest in shares of the following funds

-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT       INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISOR OR MANAGER
-------------------------------------------------------------------------------------------------------------------------

SBCA1            AXP-Registered Trademark-      Objective: long-term total return           IDS Life, investment
WBCA3            Variable Portfolio -  Blue     exceeding that of the U.S. stock market.    manager; American Express
                 Chip Advantage Fund            Invests primarily in common stocks of       Financial Corporation
                                                companies included in the unmanaged S&P     (AEFC), investment advisor.
                                                500 Index.
-------------------------------------------------------------------------------------------------------------------------
SBND1            AXP-Registered Trademark-      Objective: high level of current income     IDS Life, investment
SBND2            Variable Portfolio - Bond      while conserving the value of the           manager; AEFC, investment
                 Fund                           investment and continuing a high level of   advisor.
                                                income for the longest time period.
                                                Invests primarily in bonds and other debt
                                                obligations.
-------------------------------------------------------------------------------------------------------------------------
SCAR1            AXP-Registered Trademark-      Objective: capital appreciation. Invests    IDS Life, investment
WCAR3            Variable Portfolio - Capital   primarily in U.S. common stocks and other   manager; AEFC, investment
                 Resource Fund                  securities convertible into common stocks.  advisor.
-------------------------------------------------------------------------------------------------------------------------
SCMG1            AXP-Registered Trademark-      Objective: maximum current income           IDS Life, investment
SCMG2            Variable Portfolio -  Cash     consistent with liquidity and stability     manager; AEFC, investment
                 Management Fund                of principal. Invests in money market       advisor.
                                                securities.
-------------------------------------------------------------------------------------------------------------------------
SDEI1            AXP-Registered Trademark-      Objective: a high level of current income   IDS Life, investment
WDEI3            Variable Portfolio -           and, as a secondary goal, steady growth     manager; AEFC, investment
                 Diversified Equity  Income     of capital. Invests primarily in            advisor.
                 Fund                           dividend-paying common and preferred
                                                stocks.
-------------------------------------------------------------------------------------------------------------------------
SEXI1            AXP-Registered Trademark-      Objective: high current income, with        IDS Life, investment
WEXI3            Variable Portfolio - Extra     capital growth as a secondary objective.    manager; AEFC, investment
                 Income Fund                    Invests primarily in high-yielding,         advisor.
                                                high-risk corporate bonds issued by U.S.
                                                and foreign companies and governments.
-------------------------------------------------------------------------------------------------------------------------
SFDI1            AXP-Registered Trademark-      Objective: a high level of current income   IDS Life, investment
WFDI3            Variable Portfolio - Federal   and safety of principal consistent with     manager; AEFC, investment
                 Income Fund                    an investment in U.S. government and        advisor.
                                                government agency securities. Invests
                                                primarily in debt obligations issued or
                                                guaranteed as to principal and interest
                                                by the U.S. government, its agencies or
                                                instrumentalities.
-------------------------------------------------------------------------------------------------------------------------
SGRO1            AXP-Registered Trademark-      Objective: long-term capital growth.        IDS Life, investment
SGRO2            Variable Portfolio - Growth    Invests primarily in common stocks and      manager; AEFC, investment
                 Fund                           securities convertible into common stocks   advisor.
                                                that appear to offer growth opportunities.
-------------------------------------------------------------------------------------------------------------------------
SMGD1            AXP-Registered Trademark-      Objective: maximum total investment         IDS Life, investment
SMGD2            Variable Portfolio - Managed   return through a combination of capital     manager; AEFC, investment
                 Fund                           growth and current income. Invests          advisor.
                                                primarily in a combination of
                                                common and preferred stocks,
                                                convertible securities, bonds
                                                and other debt securities.
-------------------------------------------------------------------------------------------------------------------------



                                                    PROSPECTUS-- MAY 1, 2001  23

-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT       INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISOR OR MANAGER
-------------------------------------------------------------------------------------------------------------------------

SNDM1            AXP-Registered Trademark-      Objective: long-term growth of capital.     IDS Life, investment
WNDM3            Variable Portfolio -  New      Invests primarily in common stocks of       manager; AEFC, investment
                 Dimensions Fund-Registered     U.S. and foreign companies showing          advisor.
                 Trademark-                     potential for  significant growth.
-------------------------------------------------------------------------------------------------------------------------
SSCA1            AXP-Registered Trademark-      Objective: long-term capital growth.        IDS Life, investment
WSCA3            Variable Portfolio - Small     Invests primarily in equity stocks of       manager; AEFC, investment
                 Cap Advantage Fund             small companies that are often included     advisor; Kenwood Capital
                                                in the S&P SmallCap 600 Index or the        Management LLC,
                                                Russell 2000 Index.                         sub-investment advisor.
-------------------------------------------------------------------------------------------------------------------------
SCAP1            AIM V.I. Capital               Objective: growth of capital. Invests       A I M Advisors, Inc.
WCAP3            Appreciation Fund              mainly in common stocks of companies
                                                likely to benefit from new or
                                                innovative products, services or
                                                processes as well as those with
                                                above-average growth and
                                                excellent prospects for future
                                                growth.
-------------------------------------------------------------------------------------------------------------------------
SCDV1            AIM V.I. Capital               Objective: long term growth of capital.     A I M Advisors, Inc.
SCDV2            Development Fund               Invests primarily in
                                                securities (including common
                                                stocks, convertible securities
                                                and bonds) of small- and
                                                medium-sized companies.

-------------------------------------------------------------------------------------------------------------------------
SVAL1            AIM V.I. Value Fund            Objective: long-term growth of capital      A I M Advisors, Inc.
WVAL3                                           with income as a secondary objective.
                                                Invests primarily in equity securities
                                                judged to be undervalued relative to the
                                                investment advisor's appraisal of the
                                                current or projected earnings of the
                                                companies issuing the securities, or
                                                relative to current market values of
                                                assets owned by the companies issuing the
                                                securities, or relative to the equity
                                                market generally.
-------------------------------------------------------------------------------------------------------------------------
SPGR1            Alliance VP Premier Growth     Objective: growth of capital by pursuing    Alliance Capital
SPGR2            Portfolio (Class B)            aggressive investment policies. Invests     Management, L.P.
                                                primarily in equity securities of a
                                                limited number of large, carefully
                                                selected, high-quality U.S. companies
                                                that are judged likely to achieve
                                                superior earnings growth.
-------------------------------------------------------------------------------------------------------------------------
STEC1            Alliance VP Technology         Objective: growth of capital. Current       Alliance Capital
STEC2            Portfolio (Class B)            income is only an incidental                Management, L.P.
                                                consideration. Invests primarily in
                                                securities of companies expected to
                                                benefit from technological advances and
                                                improvements.
-------------------------------------------------------------------------------------------------------------------------

SUGH1            Alliance VP U.S. Government/   Objective: high level of current income     Alliance Capital
SUGH2            High Grade Securities          consistent with preservation of capital.    Management, L.P.
                 Portfolio (Class B)            Invests primarily in (1) U.S. Government
                                                securities and (2) other high-grade debt
                                                securities or, if unrated, of equivalent
                                                quality.

-------------------------------------------------------------------------------------------------------------------------
SCAS1            Baron Capital Asset Fund -     Objective: capital appreciation. Invests    BAMCO, Inc.
SCAS2            Insurance Shares               primarily in securities of small and
                                                medium sized companies with undervalued
                                                assets or favorable growth prospects.
-------------------------------------------------------------------------------------------------------------------------

24  AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY

-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT       INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISOR OR MANAGER
-------------------------------------------------------------------------------------------------------------------------

SEGR1            Credit Suisse Warburg Pincus   Objective: maximum capital appreciation.    Credit Suisse Asset
SEGR2            Trust - Emerging Growth        Invests in U.S. equity securities           Management, LLC
                 Portfolio (previously          emerging-growth companies with growth
                 Warburg Pincus Trust -         characteristics such as positive earnings
                 Emerging Growth Portfolio)     and potential for accelerated growth.

-------------------------------------------------------------------------------------------------------------------------
SGRI1            Fidelity VIP III Growth &      Objective: high total return through a      Fidelity Management &
SGRI2            Income Portfolio  (Service     combination of current income and capital   Research Company (FMR),
                 Class)                         appreciation. Invests primarily in common   investment manager; FMR
                                                stocks with a focus on those that pay       U.K. and FMR Far East,
                                                current dividends and show potential for    sub-investment advisors.
                                                capital appreciation.
-------------------------------------------------------------------------------------------------------------------------
SMDC1            Fidelity VIP III Mid Cap       Objective: long-term growth of capital.     FMR, investment manager;
SMDC2            Portfolio (Service Class)      Invests primarily in medium market          FMR U.K. and FMR Far East,
                                                capitalization common stocks.               sub-investment advisors.
-------------------------------------------------------------------------------------------------------------------------
SOVS1            Fidelity VIP Overseas          Objective: long-term growth of capital.     FMR, investment manager;
SOVS2            Portfolio (Service Class)      Invests primarily in common stocks of       FMR U.K., FMR Far East,
                                                foreign securities.                         Fidelity International
                                                                                            Investment Advisors (FIIA)
                                                                                            and FIIA U.K.,
                                                                                            sub-investment advisors.
-------------------------------------------------------------------------------------------------------------------------
SRES1            FTVIPT Franklin Real Estate    Objective: capital appreciation with a      Franklin Advisers, Inc.
WRES3            Fund - Class 2                 secondary goal to earn current income.
                                                Invests primarily in securities
                                                of companies operating in the
                                                real estate industry, primarily
                                                equity real estate investment
                                                trusts (REITS).
-------------------------------------------------------------------------------------------------------------------------
SMSS1            FTVIPT Mutual Shares           Objective: capital appreciation with        Franklin Mutual Advisers,
WMSS3            Securities Fund - Class 2      income as a secondary goal. Invests         LLC
                                                primarily in equity securities
                                                of companies that the manager
                                                believes are available at market
                                                prices less than their value
                                                based on certain recognized or
                                                objective criteria (intrinsic
                                                value).
-------------------------------------------------------------------------------------------------------------------------

SISC1            FTVIPT Templeton               Objective: long-term capital                Templeton Investment
SISC2            International Smaller          appreciation. Invests primarily in equity   Counsel, LLC
                 Companies Fund - Class 2       securities of smaller companies located
                                                outside the U.S., including those in
                                                emerging markets.
-------------------------------------------------------------------------------------------------------------------------
SCGR1            Goldman Sachs VIT Capital      Objective: seeks long-term growth of        Goldman Sachs Asset
SCGR2            Growth Fund                    capital by investing in a diversified       Management
                                                portfolio of equity securities
                                                that are considered by the
                                                investment adviser to have
                                                long-term capital appreciation
                                                potential.
-------------------------------------------------------------------------------------------------------------------------
SUSE1            Goldman Sachs VIT CORE-SM-     Objective: seeks long-term growth of        Goldman Sachs Asset
WUSE3            U.S. Equity Fund               capital and dividend income. Invests        Management
                                                primarily in a broadly diversified
                                                portfolio of large-cap and blue chip
                                                equity securities representing all major
                                                sectors of the U.S. economy.

-------------------------------------------------------------------------------------------------------------------------

                                                    PROSPECTUS-- MAY 1, 2001  25

-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT       INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISOR OR MANAGER
-------------------------------------------------------------------------------------------------------------------------

SGLI1            Goldman Sachs VIT Global       Objective: seeks high total return,         Goldman Sachs Asset
WGLI3            Income Fund                    emphasizing current income, and, to a       Management International
                                                lesser extent, providing opportunities
                                                for capital appreciation. Invests
                                                primarily in a portfolio of high quality
                                                fixed-income securities of U.S. and
                                                foreign issuers and enters into
                                                transactions in foreign currencies.
-------------------------------------------------------------------------------------------------------------------------
SIEQ1            Goldman Sachs VIT              Objective: seeks long-term capital          Goldman Sachs Asset
SIEQ2            International Equity Fund      appreciation. Invests primarily in equity   Management International
                                                securities of companies that are
                                                organized outside the U.S., or whose
                                                securities are principally traded outside
                                                the U.S.
-------------------------------------------------------------------------------------------------------------------------
SITO1            Goldman Sachs VIT Internet     Objective: seeks long-term growth of        Goldman Sachs Asset
SITO2            Tollkeeper Fund-SM-            capital. Invests primarily in equity        Management
                                                securities of companies the
                                                investment adviser believes will
                                                benefit from the growth of the
                                                Internet by providing access,
                                                infrastructure, content and
                                                services to Internet companies
                                                and customers.
-------------------------------------------------------------------------------------------------------------------------
SAGP1            Janus Aspen Series             Objective: long-term growth of capital.     Janus Capital
SAGP2            Aggressive Growth              Non-diversified mutual fund that
                 Portfolio:  Service Shares     primarily invests in common stocks
                                                selected for their growth
                                                potential and normally invests
                                                at least 50% of its equity
                                                assets in medium-sized
                                                companies.
-------------------------------------------------------------------------------------------------------------------------
SGLT1            Janus Aspen Series Global      Objective: long-term growth of capital.     Janus Capital
SGLT2            Technology Portfolio:          Non-diversified mutual fund that
                 Service Shares                 primarily invests in equity securities of
                                                U.S. and foreign companies selected for
                                                their growth potential. Normally invests
                                                at least 65% of assets in securities of
                                                companies that the manager believes will
                                                benefit significantly from advancements
                                                or improvements in technology.
-------------------------------------------------------------------------------------------------------------------------
SGRP1            Janus Aspen Series Growth      Objective: long-term growth of capital in   Janus Capital
SGRP2            Portfolio: Service Shares      a manner consistent with the preservation
                                                of capital. Invests primarily in common
                                                stocks selected for their growth
                                                potential.
-------------------------------------------------------------------------------------------------------------------------
SINT1            Janus Aspen Series             Objective: long-term growth of capital.     Janus Capital
SINT2            International Growth           Invests at least 65% of its total assets
                 Portfolio: Service Shares      in securities of issuers from at least
                                                five different countries,
                                                excluding the U.S. It may at
                                                times invest all of its assets
                                                in fewer than five countries or
                                                even a single country.
-------------------------------------------------------------------------------------------------------------------------
SUDE1            J.P. Morgan U.S. Disciplined   Objective: seeks to provide a high total    J.P. Morgan
SUDE2            Equity Portfolio               return from a portfolio of selected
                                                equity securities. The portfolio
                                                invests primarily in large and
                                                medium capitalization U.S.
                                                companies. The portfolio is
                                                designed for investors who want
                                                an actively managed portfolio of
                                                selected equity securities that
                                                seeks to outperform the S&P 500
                                                Index.
-------------------------------------------------------------------------------------------------------------------------


26  AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY

-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT       INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISOR OR MANAGER
-------------------------------------------------------------------------------------------------------------------------

SREQ1            Lazard Retirement  Equity      Objective: long-term capital                Lazard Asset Management
SREQ2            Portfolio                      appreciation. Invests primarily in equity
                                                securities, principally common
                                                stocks, of relatively large U.S.
                                                companies with market
                                                capitalizations in the range of
                                                the S&P 500-Registered
                                                Trademark- Index that the
                                                Investment Manager believes are
                                                undervalued based on their
                                                earnings, cash flow or asset
                                                values.
-------------------------------------------------------------------------------------------------------------------------
SRIE1            Lazard Retirement              Objective: long-term capital                Lazard Asset Management
SRIE2            International Equity           appreciation. Invests primarily in equity
                 Portfolio                      securities, principally common stocks, of
                                                relatively large non-U.S.
                                                companies with market
                                                capitalizations in the range of
                                                the Morgan Stanley Capital
                                                International (MSCI) Europe,
                                                Australia and Far East
                                                (EAFE-Registered Trademark-)
                                                Index that the Investment
                                                Manager believes are undervalued
                                                based on their earnings, cash
                                                flow or asset values.
-------------------------------------------------------------------------------------------------------------------------
SNDS1            MFS-Registered Trademark-      Objective: capital appreciation. Invests    MFS Investment
SNDS2            New Discovery Series -         primarily in equity securities of           Management-Registered
                 Initial Class                  emerging growth companies.                  Trademark-
-------------------------------------------------------------------------------------------------------------------------
SRSS1            MFS-Registered Trademark-      Objective: long-term growth of capital      MFS Investment
SRSS2            Research Series - Initial      and future income. Invests primarily in     Management-Registered
                 Class                          common stocks and related securities that   Trademark-
                                                have favorable prospects for
                                                long-term growth, attractive
                                                valuations based on current and
                                                expected earnings or cash flow,
                                                dominant or growing market
                                                share, and superior management.
-------------------------------------------------------------------------------------------------------------------------
SUTS1            MFS-Registered Trademark-      Objective: capital growth and current       MFS Investment
WUTS3            Utilities Series -  Initial    income. Invests primarily in equity and     Management-Registered
                 Class                          debt securities of domestic and foreign     Trademark-
                                                companies in the utilities industry.
-------------------------------------------------------------------------------------------------------------------------
SMCC1            Royce Micro-Cap Portfolio      Objective: long-term growth of capital.     Royce & Associates, Inc.
SMCC2                                           Invests primarily in a broadly
                                                diversified portfolio of equity
                                                securities issued by micro-cap companies
                                                (companies with stock market
                                                capitalizations below $300 million).
-------------------------------------------------------------------------------------------------------------------------
SPRM1            Royce Small-Cap Portfolio      Objective: long-term growth of capital      Royce & Associates, Inc.
SPRM2            (previously Royce Premium      with current income as a secondary
                 Portfolio)                     objective. Invests primarily in a limited
                                                number of equity securities
                                                issued by small companies with
                                                stock market capitalization
                                                between $300 million and $1.5
                                                billion.
-------------------------------------------------------------------------------------------------------------------------
SVLU1            Third Avenue Value Portfolio   Objective: long-term capital                EQSF Advisers, Inc.
SVLU2                                           appreciation. Invests primarily in common
                                                stocks of well financed, well managed
                                                companies at a substantial discount to
                                                what the Adviser believes is their true
                                                value.
-------------------------------------------------------------------------------------------------------------------------


                                                    PROSPECTUS-- MAY 1, 2001  27

-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT       INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISOR OR MANAGER
-------------------------------------------------------------------------------------------------------------------------

SISM1            Wanger International  Small    Objective: long-term growth of capital.     Liberty Wanger Asset
SISM2            Cap                            Invests primarily in stocks of small- and   Management, L.P.
                                                medium-size non-U.S. companies with
                                                capitalizations of less than $2 billion.
-------------------------------------------------------------------------------------------------------------------------
SUSC1            Wanger U.S. Small Cap          Objective: long-term growth of capital.     Liberty Wanger Asset
SUSC2                                           Invests primarily in stocks of small- and   Management, L.P.
                                                medium-size U.S. companies with
                                                capitalizations of less than $2 billion.
-------------------------------------------------------------------------------------------------------------------------
SEQI1            Wells Fargo VT Equity          Objective: long-term capital appreciation   Wells Fargo Funds
WEQI3            Income Fund                    and above-average dividend income.          Management, LLC, advisor;
                                                Invests primarily in common                 Wells Capital Management
                                                stocks of large, high-quality               Incorporated, sub-advisor.
                                                domestic companies with above-average
                                                return potential and above-average
                                                dividend income.
-------------------------------------------------------------------------------------------------------------------------

A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.


28  AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY

THE FIXED ACCOUNTS


GUARANTEE PERIOD ACCOUNTS (GPAS)

You may allocate purchase payments to one or more of the GPAs with Guarantee Periods ranging from two to ten years. These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you allocate money to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA.

The minimum guaranteed interest rate on the GPAs is 3%.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion. We will determine these rates based on various factors including, but not limited to, the interest rate environment, returns available on investments backing these annuities, product design, competition and American Enterprise Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE FUTURE GUARANTEED INTEREST RATES ABOVE THE 3% RATE.

You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below.) At that time you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period, we will automatically transfer the contract value into the one-year fixed account.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time.


We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Duff and Phelp's -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

- Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.


                                                    PROSPECTUS-- MAY 1, 2001  29

MARKET VALUE ADJUSTMENT (MVA)

We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA.

Before we look at the MVA formula, it may help to look in a general way at how comparing your GPA's guaranteed rate and the rate for a new GPA affects the MVA.

Relationship between your GPA's guaranteed rate and the new GPA for the same time as the Guarantee Period remaining on your GPA:


                     IF YOUR GPA RATE IS:                         THE MVA IS:

                  Less than the new GPA rate + 0.10%                Negative

                  Equal to the new GPA rate + 0.10%                 Zero

                  Greater than the new GPA rate + 0.10%             Positive

GENERAL EXAMPLES:

Assume:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

- After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. We add 0.10% to the 5.0% rate to get 5.10%. Your GPA's 4.5% rate is less than the 5.10% rate and, as reflected in the table above, the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 4.5%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. We add 0.10% to the 4.0% rate to get 4.10%. In this example, since your GPA's 4.5% rate is greater than the 4.10% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS:

The precise MVA formula we apply is as follows:

                                    1 + i     to the power of n/12
   EARLY WITHDRAWAL AMOUNT x [( ------------ )                        - 1] = MVA
                                1 + j + .001

   Where    i = rate earned in the GPA from which amounts are being transferred or withdrawn.

            j = current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period.

            n = number of months remaining in the current Guarantee Period
                (rounded up).


30  AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY

EXAMPLES:

Using assumptions similar to those we used in the examples above:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

- After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. Using the formula above, we determine the MVA as follows:

                    1.045      to the power of 84/12
   $1,000 x [( -------------- )                                   - 1] = -$39.28
               1 + .05 + .001

In this example, the MVA is a negative $39.28.

EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. Using the formula above, we determine the MVA as follows:

                    1.045      to the power of 84/12
   $1,000 x [( -------------- )                                    - 1] = $27.21
               1 + .04 + .001

In this example, the MVA is a positive $27.21.

Please note that when you allocate your purchase payment to the ten-year GPA and you have begun your fourth contract year at the beginning of the Guarantee Period, your withdrawal charge percentage is 8%. (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

We will not apply MVAs to amounts withdrawn for the annual contract administrative charge, to amounts we pay as death claims or to automatic transfers from the two-year Guarantee Period Account. In some states, the MVA is limited.


THE ONE-YEAR FIXED ACCOUNT


You may also allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.


Interest in the one-year fixed account is not required to be registered with the SEC. However, the Market Value Adjustment interests under the contracts are registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account (but the SEC does review the disclosures in this prospectus on the Market Value Adjustment interests). Disclosures regarding the one-year fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the one-year fixed account.)


                                                    PROSPECTUS-- MAY 1, 2001  31

BUYING YOUR CONTRACT


Your sales representative will help you complete and submit an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 90 or younger. (The age limit may be younger for qualified annuities in some states.)


When you apply, you may select:


- one of three death benefit options if you and the annuitant are 79 or younger(1):

   -- Option A-- Value option return of purchase payment death benefit,

   -- Option B-- Maximum anniversary value death benefit, or

   -- Option C-- 5% Accumulation death benefit rider(2);

-  the optional Guaranteed Minimum Income Benefit Rider(3);

-  the optional 8% Performance Credit Rider(3);

- the one-year fixed account, Guarantee Period Accounts and/or subaccounts in which you want to invest(4);


-  how you want to make purchase payments; and

-  a beneficiary.


(1) If either you or the annuitant are 80 or older at contract issue, death benefit Option A will apply.

(2) May not be available in all states.

(3) You may select either the GMIB or the PCR, but not both. Riders may not be available in all states. The GMIB is only available to annuitants 75 or younger at contract issue. If you select the GMIB you must select either death benefit Option B or Option C.

(4) Some states restrict the amount you can allocate to the fixed accounts.


The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed accounts in even 1% increments.

If your application is complete, we will process it and apply your purchase payment to the fixed accounts and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

You may make monthly payments to your contract under a Systematic Investment Plan (SIP). You must make an initial purchase payment of $25,000. Then, to begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

THE RETIREMENT DATE

Annuity payouts are scheduled to begin on the retirement date. When we process your application, we will establish the retirement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, THE RETIREMENT DATE MUST BE:


-  no earlier than the 30th day after the contract's effective date; and


- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.

FOR QUALIFIED ANNUITIES (EXCEPT ROTH IRAS), to avoid IRS penalty taxes, the retirement date generally must be:

-  on or after the date the annuitant reaches age 59 1/2; and

- for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2.

If you take the minimum IRA distribution as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later.

BENEFICIARY

We will pay your named beneficiary the death benefit if it becomes payable before the retirement date (while the contract is in force and before annuity payouts begin). If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)


32  AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY

PURCHASE PAYMENTS


MINIMUM INITIAL PURCHASE PAYMENT:
  $25,000

MINIMUM ADDITIONAL PURCHASE PAYMENTS:
  $50 for SIPs.
  $100 for any other type of payment.


MAXIMUM TOTAL ALLOWABLE PURCHASE PAYMENTS* (WITHOUT PRIOR APPROVAL):
  $1,000,000 for issue ages up to 85.
  $100,000 for issue ages 86 to 90.

* This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS


1  BY LETTER:

Send your check along with your name and contract number to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474


2  BY SIP:

Contact your sales representative to complete the necessary SIP paperwork.


PURCHASE PAYMENT CREDITS

You will generally receive a purchase payment credit with every payment you make to your contract. We apply this credit immediately. We allocate the credit to the fixed accounts and subaccounts in the same proportions as your purchase payment. We apply the credit as a percentage of your current payment based on the following schedule:

                    IF TOTAL NET PAYMENTS* MADE DURING           THEN THE PURCHASE PAYMENT
                     THE LIFE OF THE CONTRACT EQUALS...         CREDIT PERCENTAGE EQUALS...
                      $25,000 to less than $100,000                          3%

                      $100,000 to less than $1 million                       4

                      $1 million and over                                    5

* Net payments equal total payments less total withdrawals.

If you make any additional payments that cause the contract to become eligible for a higher percentage credit, we will add credits to your prior payments (less total withdrawals). We allocate credits according to the purchase payment allocation on the date we add the credits to the contract.

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We will reverse credits from the contract value for any purchase payment that is not honored (if, for example, your purchase payment check is returned for insufficient funds).

To the extent a death benefit or withdrawal payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for withdrawal charge waiver due to "Contingent events" (see "Charges -- Contingent events"), we will assess a charge, similar to a withdrawal charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your withdrawal value. The amount returned to you under the free look provision also will not include any credits applied to your contract.

Because of these higher charges, there may be circumstances where you may be worse off for having received the credit than in other contracts. All things being equal (such as guarantee availability or fund performance and availability), this may occur if you hold your contract for 15 years or more. For contracts less than $100,000, this may also occur if you make a full withdrawal in the fifth to ninth contract years. You should consider these higher charges and other relevant factors before you buy this contract or before you exchange a contract you currently own for this contract.


                                                    PROSPECTUS-- MAY 1, 2001  33

This credit is available because of lower costs associated with larger sized contracts and through revenue from a higher and longer withdrawal charge schedule, a higher contract administrative charge and a higher mortality and expense risk fee. In general, we do not profit from the higher charges assessed to cover the cost of the purchase payment credit. We use all the revenue from these higher charges to pay for the cost of the credits. However, we could profit from the higher charges if market appreciation is higher than expected or if contract owners hold their contracts for longer than expected.

We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net payments. Increases in credit amounts are funded by reduced expenses expected from such groups.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed accounts in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value is $100,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct the charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 1.45% of their average daily net assets on an annual basis. This fee includes coverage in the contract under either the maximum anniversary value death benefit or the 5% Accumulation death benefit. The fee would be 1.35% if you choose the value option return of purchase payment death benefit rider. We cannot increase this fee. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the fixed accounts.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE


We charge a fee (currently 0.35%) based on the adjusted contract value for this optional feature only if you select it.* If selected, we deduct the fee from the contract value on your contract anniversary at the end of each contract year. We prorate the GMIB fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the GMIB fee, adjusted for the number of calendar days coverage was in place. We cannot increase the GMIB fee after the rider effective date and it does not apply after annuity payouts begin. We can increase the GMIB fee on new contracts up to a maximum of 0.75%.



34  AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY

We calculate the fee as follows: 0.35% x (CV + ST - FAV)

   CV = contract value on the contract anniversary.
   ST = transfers from the subaccounts to the fixed accounts made six months before the contract anniversary.
   FAV = the value of your fixed accounts.

The result of ST - FAV will never be greater than zero. This allows us to base the GMIB fee largely on the subaccounts, and not on the fixed accounts.

EXAMPLE:

- You purchase the contract with a payment of $50,000 on Jan. 1, 2001 and we add a $1,500 purchase payment credit to your contract. You allocate all of your payment and purchase payment credit to the subaccounts.

- On Sept. 1, 2001 your contract value is $75,000. You transfer $15,000 from the subaccounts to the one-year fixed account.

- On Jan. 1, 2002 (the first contract anniversary) the one-year fixed account value is $15,250 and the subaccount value is $58,000. Your total contract value is $73,250.

-  The GMIB fee percentage is 0.35%.

We calculate the charge for the GMIB as follows:

      Contract value on the contract anniversary:                         $73,250.00
      plus transfers from the subaccounts to the fixed accounts
       in the six months before the contract anniversary:                 +15,000.00
      minus the value of the fixed accounts on the contract anniversary:  -15,250.00
                                                                          ----------
                                                                          $73,000.00

The GMIB fee charged to you: 0.35% x $73,000 =                            $   255.50

8% PERFORMANCE CREDIT RIDER (PCR) FEE

We charge a fee of 0.25% of your contract value for this optional feature only if you select it.* If selected, we deduct the PCR fee from your contract value on your contract anniversary. We prorate this fee among the subaccounts and fixed accounts in the same proportion as your interest in each account bears to your total contract value.


We will deduct the PCR fee, adjusted for the number of calendar days coverage was in place, if the contract is terminated for any reason or when annuity payouts begin. We cannot increase the PCR fee.


* You may select either the GMIB or the PCR, but not both. Riders may not be available in all states. The GMIB is only available to annuitants age 75 or younger at contract issue. If you select the GMIB you must select either death benefit Option B or Option C.


WITHDRAWAL CHARGE


If you withdraw all or part of your contract, you may be subject to a withdrawal charge. A withdrawal charge applies if all or part of the withdrawal amount is from purchase payments we received within nine years before withdrawal. The withdrawal charge percentages that apply to you are shown in your contract. In addition, amounts withdrawn from a Guarantee Period Account more than 30 days before the end of the applicable Guarantee Period will be subject to a MVA. (See "The Fixed Accounts -- Market Value Adjustments (MVA).")


For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:


1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary's contract value. (We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.) We do not assess a withdrawal charge on this amount.


2. Next we withdraw contract earnings, if any, that are greater than the annual 10% free withdrawal amount described in number one above. Contract earnings equal contract value less purchase payments received and not previously withdrawn. We do not assess a withdrawal charge on contract earnings.

   NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed accounts.

3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period shown in your contract. We withdraw these payments on a first-in, first-out (FIFO) basis. We do assess a withdrawal charge on these payments.

We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage, and then adding the total withdrawal charges.


                                                    PROSPECTUS-- MAY 1, 2001  35

The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn:

                 YEARS FROM PURCHASE                       WITHDRAWAL CHARGE
                   PAYMENT RECEIPT                            PERCENTAGE
                          1                                       8%
                          2                                       8
                          3                                       8
                          4                                       8
                          5                                       7
                          6                                       6
                          7                                       6
                          8                                       4
                          9                                       2
                          Thereafter                              0


For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE: Assume you requested a withdrawal of $1,000 and there is a withdrawal charge of 7%. The total amount we actually deduct from your contract is $1,075.26. We determine this amount as follows:

      AMOUNT REQUESTED            $1,000
 ---------------------------  OR  ------   =  $1,075.26
 (1.00 - WITHDRAWAL CHARGE)        .93

By applying the 7% withdrawal charge to $1,075.26, the withdrawal charge is $75.26. We pay you the $1,000 you requested. If you make a full withdrawal of your contract, we also will deduct the applicable contract administrative charge.

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.36% if the assumed investment rate is 3.5% and 6.86% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your withdrawal charge exceed 9% of the amount available for payouts under the plan.


WITHDRAWAL CHARGE CALCULATION EXAMPLE:

The following is an example of the calculation we would make to determine the withdrawal charge on a contract with this history:

- The contract date is Nov. 1, 2001 with a contract year of Nov. 1 through Oct. 30 and with an anniversary date of Nov. 1 each year; and

-  We received these payments


   -- $10,000 Nov. 1, 2001;

   -- $8,000 Dec. 31, 2007;

   -- $6,000 Feb. 20, 2009; and

- You withdraw the contract for its total withdrawal value of $38,101 on Aug. 5, 2011 and made no other withdrawals during that contract year; and

-  The prior anniversary Nov. 1, 2010 contract value was $38,488.


WITHDRAWAL CHARGE     EXPLANATION


     $   0            $3,848.80 is 10% of the prior anniversary's contract value withdrawn without withdrawal charge; and

         0 $10,252.20 is contract earnings in excess of the 10% free withdrawal amount withdrawn without withdrawal charge; and

         0 $10,000 Nov. 1, 2001 payment was received more than nine years before withdrawal and is withdrawn without withdrawal charge; and

       640 $8,000 Dec. 31, 2007 payment is in its fourth year from receipt, withdrawn with an 8% withdrawal charge; and

       480 $6,000 Feb. 20, 2009 payment is in its third year from receipt withdrawn with an 8% withdrawal charge.

    ------
    $1,120



36  AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY

WAIVER OF WITHDRAWAL CHARGES

We do not assess withdrawal charges for:

-  withdrawals of any contract earnings;


- withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value to the extent that it exceeds contract earnings;


- required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

-  contracts settled using an annuity payout plan;

- withdrawals made as a result of one of the "Contingent events"* described below to the extent permitted by state law (see your contract for additional conditions and restrictions);

-  amounts we refund to you during the free look period*; and

-  death benefits.*

* However, we will reverse certain purchase payment credits up to the maximum withdrawal charge. (See "Buying Your Contract -- Purchase Payment Credits.")

CONTINGENT EVENTS


- Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request withdrawal.


- To the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

PREMIUM TAXES


Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin but we reserve the right to deduct this tax at other times, such as when you make purchase payments or when you make a full withdrawal from your contract.



                                                    PROSPECTUS-- MAY 1, 2001  37

VALUING YOUR INVESTMENT

We value your fixed accounts and subaccounts as follows:

FIXED ACCOUNTS

We value the amounts you allocated to the fixed accounts directly in dollars. The value of a fixed account equals:

- the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the Guarantee Period Accounts;

-  plus any purchase payment credits allocated to the fixed accounts;

-  plus interest credited;

- minus the sum of amounts withdrawn after any applicable MVA (including any applicable withdrawal charges) and amounts transferred out;

-  minus any prorated contract administrative charge;

- minus any prorated portion of the Guaranteed Minimum Income Benefit Rider fee (if applicable); and

- minus any prorated portion of the 8% Performance Credit Rider fee (if applicable).

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial withdrawal, transfer amounts out of a subaccount, or we assess a contract administrative charge, or the 8% Performance Credit Rider fee, or the Guaranteed Minimum Income Benefit Rider fee, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.


38  AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways-- in number and in value.

The number of accumulation units you own may fluctuate due to:

-  additional purchase payments you allocate to the subaccounts;

-  any purchase payment credits allocated to the subaccounts;

-  transfers into or out of the subaccounts;

-  partial withdrawals;

-  withdrawal charges;

-  prorated portions of the contract administrative charge;

- prorated portions of the Guaranteed Minimum Income Benefit Rider fee (if selected); and/or

-  prorated portions of the 8% Performance Credit Rider fee (if selected).

Accumulation unit values will fluctuate due to:

-  changes in funds' net asset value;

-  dividends distributed to the subaccounts;

-  capital gains or losses of funds;

-  fund operating expenses; and/or

- mortality and expense risk fee and the variable account administrative charge.


                                                    PROSPECTUS-- MAY 1, 2001  39

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year Guarantee Period Accounts to one or more subaccounts. The three to ten year Guarantee Period Accounts are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

By investing an equal number                                                                                               NUMBER
of dollars each month ...                                                   AMOUNT               ACCUMULATION             OF UNITS
                                                     MONTH                 INVESTED               UNIT VALUE              PURCHASED
                                                      Jan                    $100                    $20                    5.00
you automatically buy                                 Feb                     100                     18                    5.56
more units when the                                   Mar                     100                     17                    5.88
per unit market price is low ...    --------->        Apr                     100                     15                    6.67
                                                      May                     100                     16                    6.25
                                                      Jun                     100                     18                    5.56
                                                      Jul                     100                     17                    5.88
and fewer units when the                              Aug                     100                     19                    5.26
per unit market price is high.      --------->        Sept                    100                     21                    4.76
                                                      Oct                     100                     20                    5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

ASSET REBALANCING


You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed accounts. There is no charge for asset rebalancing. The contract value must be at least $2,000.


You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.


40  AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY

TRANSFERRING BETWEEN ACCOUNTS

You may transfer contract value from any one subaccount, or the fixed accounts, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed accounts.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the Guarantee Period Accounts will be subject to a MVA if done more than 30 days before the end of the Guarantee Period.


We may suspend or modify transfer privileges at any time. Excessive trading activity can disrupt fund management strategy and increase expenses, which are borne by all contract owners who allocated purchase payments to the fund regardless of their transfer activity. We may apply modifications or restrictions in any reasonable manner to prevent transfers we believe will disadvantage other contract owners. These modifications could include, but not be limited to:

-  requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

- limiting the dollar amount that a contract owner may transfer at any one time.


For information on transfers after annuity payouts begin, see "Transfer policies" below.


TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed accounts at any time. However, if you made a transfer from the one-year fixed account to the subaccounts, you may not make a transfer from any subaccount back to the one-year fixed account for six months following that transfer.

- You may transfer contract values from the one-year fixed account to the subaccounts or the Guarantee Period Accounts once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA.


- You may transfer contract values from a Guarantee Period Account any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA, which may result in a gain or loss of contract value.


- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the subaccounts or the Guarantee Period Accounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the one-year fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.

- Once annuity payouts begin, you may not make any transfers to the Guarantee Period Accounts.


                                                    PROSPECTUS-- MAY 1, 2001  41

HOW TO REQUEST A TRANSFER OR WITHDRAWAL


1  BY LETTER:

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or withdrawal to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers or withdrawals:  Contract value or entire account balance


2  BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS:

Your sales representative can help you set up automated transfers or partial withdrawals among your subaccounts or fixed accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months.

- Automated withdrawals may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial withdrawals are in effect.

- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT
Transfers or withdrawals:  $100 monthly
                           $250 quarterly, semiannually or annually


3  BY PHONE:


Call between 8 a.m. and 7 p.m. Central time:
(800) 333-3437


MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers:                 Contract value or entire account balance
Withdrawals:               $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.


Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.



42  AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY

WITHDRAWALS


You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. For full withdrawals, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay charges (see "Charges -- Withdrawal Charge") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").


WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts and/or the fixed accounts in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise.

RECEIVING PAYMENT

By regular or express mail:

-  payable to owner;

-  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

   -- the withdrawal amount includes a purchase payment check that has not cleared;

   -- the NYSE is closed, except for normal holiday and weekend closings;

   -- trading on the NYSE is restricted, according to SEC rules;

   -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

   -- the SEC permits us to delay payment for the protection of security holders.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")


If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.



                                                     PROSPECTUS-- MAY 1, 2001 43

BENEFITS IN CASE OF DEATH

There are three death benefit options under this contract:


-  Option A-- Value option return of purchase payment death benefit;

-  Option B-- Maximum anniversary value death benefit; and

-  Option C -- 5% Accumulation death benefit rider.

If either you or the annuitant are age 80 or older at contract issue, death benefit Option A will apply. If both you and the annuitant are age 79 or younger at contract issue, you can elect death benefit Option A, Option B or Option C (if its available in your state) on your application. If you select the Guaranteed Minimum Income Benefit Rider you must select either death benefit Option B or Option C. Once you elect an option, you cannot change it. We show the option that applies in your contract.

There is a 0.10% reduction of the mortality expense risk fee if you select death benefit Option A.

Under all options, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you select when you purchased the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

OPTION A-- VALUE OPTION RETURN OF PURCHASE PAYMENT DEATH BENEFIT

Death benefit Option A is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant dies before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of the following amounts less any purchase payment credits added to the contract in the last 12 months:

1. contract value; or

2. total purchase payments plus purchase payment credits minus adjusted partial withdrawals.

                                                                      (PW X DB)
ADJUSTED PARTIAL WITHDRAWALS FOR DEATH BENEFIT OPTION A OR OPTION B = ---------
                                                                         CV

   PW = the partial withdrawal including any applicable withdrawal charge or MVA.

   DB = the death benefit on the date of (but prior to) the partial withdrawal.

   CV = the contract value on the date of (but prior to) the partial withdrawal.

EXAMPLE:

- You purchase the contract with a payment of $100,000 on January 1, 2001. We add a purchase payment credit of $4,000 to the contract.

- On January 1, 2002, you make an additional payment of $20,000. We add a purchase payment credit of $800.

- On March 1, 2002, the contract value is $110,000 and you take a $10,000 withdrawal.

-  On March, 1, 2003, the contract value is $105,000.

We calculate the Option A death benefit on March 1, 2003, as follows:

Contract Value at death:                                                      $ 105,000
                                                                            ===========

Purchase payments plus credits minus adjusted partial withdrawals:

      Total purchase payments:                                              $120,000.00
      plus purchase payment credits:                                           4,800.00
      minus adjusted partial withdrawals calculated as:

         (10,000 x 124,800)
         ------------------ =                                               -11,345.45
              110,000                                                       -----------

      for a death benefit of:                                               $113,454.55
                                                                            ===========
Option A death benefit, calculated as the greatest of these two values:     $113,454.55



44  AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY

OPTION B-- MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

Death benefit Option B is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. Death benefit Option B does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your sales representative whether or not death benefit Option B is appropriate for your situation.

If both you and the annuitant are age 79 or younger at contract issue, you may choose to add death benefit Option B to your contract. If you select the Guaranteed Minimum Income Benefit Rider you must select either death benefit Option B or Option C.

Death benefit Option B provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of the following less any purchase payment credits added to the contract in the last 12 months:


1. contract value;

2. total purchase payments plus purchase payment credits minus adjusted partial withdrawals; or


3. the maximum anniversary value immediately preceding the date of death plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary.

MAXIMUM ANNIVERSARY VALUE (MAV): This is the greatest of your contract values on any contract anniversary plus subsequent purchase payments minus adjusted partial withdrawals. We calculate the MAV on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of: (a) your current contract value, or (b) total purchase payments and purchase payment credits minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV to the current contract value and we reset the MAV if the current contract value is higher. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and purchase payment credits and subtract adjusted partial withdrawals from the MAV.

EXAMPLE:

- You purchase the contract with a payment of $25,000 on Jan. 1, 2001. We add a purchase payment credit of $750 to your contract.

- On Jan. 1, 2002 (the first contract anniversary) the contract value grows to $29,000.

- On March 1, 2002 the contract value falls to $27,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $25,500.

We calculate death benefit Option B on March 1, 2002 as follows:

Contract value at death:                                                     $25,500.00
                                                                             ==========
Purchase payments plus purchase payment credits minus adjusted partial withdrawals:

      Total purchase payments and purchase payment credits:                  $25,750.00

      minus adjusted partial withdrawals, calculated as:

         ($1,500 x $25,750)
         ------------------ =                                                 -1,430.56
               $27,000                                                       ----------

      for a death benefit of:                                                $24,319.44
                                                                             ==========

The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial withdrawals:

      Greatest of your contract anniversary contract values:                 $29,000.00

      plus purchase payments and purchase payment credits
       made since that anniversary:                                               +0.00

      minus adjusted partial withdrawals, calculated as:

         ($1,500 x $29,000)
         ------------------ =                                                 -1,611.11
             $27,000                                                         ----------

      for a death benefit of:                                                $27,388.89
                                                                             ==========
The Option B death benefit, calculated as the greatest of these
three values, which is the MAV:                                              $27,388.89



                                                    PROSPECTUS-- MAY 1, 2001  45

OPTION C-- 5% ACCUMULATION DEATH BENEFIT RIDER

Death benefit Option C is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. Death benefit Option C does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your sales representative whether or not death benefit Option C is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 79 or younger at contract issue, you may choose to add death benefit Option C to you contract. If you select the Guaranteed Minimum Income Benefit Rider you must select either death benefit Option B or Option C.

Death benefit Option C provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of the following less any purchase payment credits added to the contract in the last 12 months:


1. contract value;


2. total purchase payments plus purchase payment credits minus adjusted partial withdrawals; or

3. the 5% rising floor.

5% RISING FLOOR: This is the sum of the value of your fixed accounts plus the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:

- the initial purchase payments and purchase payment credits allocated to the subaccounts increased by 5%,

-  plus any subsequent amounts allocated to the subaccounts, and

-  minus adjusted transfers or partial withdrawals from the subaccounts.

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 5% plus any subsequent amounts allocated to the subaccounts minus adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor after you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts.

                                                              PWT X VAF
5% RISING FLOOR ADJUSTED TRANSFERS OR PARTIAL WITHDRAWALS =  -----------
                                                                 SV
   PWT = the amount transferred from the subaccounts or the amount of the partial withdrawal (including any applicable withdrawal charge) from the subaccounts.

   VAF = variable account floor on the date of (but prior to) the transfer or partial withdrawal.

   SV = value of the subaccounts on the date of (but prior to) the transfer or partial withdrawal.

EXAMPLE:

- You purchase the contract with a payment of $25,000 on Jan. 1, 2001 and we add a purchase payment credit of $750 to your contract. You allocate $5,100 to the one-year fixed account and $20,650 to the subaccounts.

- On Jan. 1, 2002 (the first contract anniversary), the one-year fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200.

- On March 1, 2002, the one-year fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 partial withdrawal all from the subaccounts, leaving the contract value at $22,800.



46  AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY

The death benefit on March 1, 2002 is calculated as follows:

Contract value at death:                                                     $22,800.00
                                                                             ==========
Purchase payments plus purchase payment credits minus adjusted partial withdrawals:

      Total purchase payments and purchase payment credits:                  $25,750.00
                                                                             ==========
      minus adjusted partial withdrawals, calculated as:

          $1,500 x $25,750
         ------------------ =                                                 -1,589.51
               $24,300                                                       ----------

      for a death benefit of:                                                $24,160.49
                                                                             ==========
The 5% rising floor:

      The variable account floor on Jan. 1, 2002, calculated as:

         1.05 x $20,650 =                                                    $21,682.50

      plus amounts allocated to the subaccounts since that anniversary:           +0.00
      minus the 5% rising floor adjusted partial withdrawal
       from the subaccounts, calculated as:

         $1,500 x $21,682.50
         ------------------- =                                               -$1,711.78
              $19,000                                                        ----------

      variable account floor benefit:                                        $19,970.72
      plus the one-year fixed account value:                                  +5,300.00
                                                                             ----------
      5% rising floor (value of the fixed accounts plus the
       variable account floor):                                              $25,270.72
                                                                             ==========
Option C death benefit, calculated as the greatest of these
three values, which is the 5% rising floor:                                  $25,270.72

IF YOU DIE BEFORE YOUR RETIREMENT DATE: When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES: If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The Guaranteed Minimum Income Benefit Rider (see "Optional Benefits"), if selected, will terminate.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES: The IRS has issued proposed regulations which will affect distributions from your qualified annuity. These are proposed regulations that may take effect Jan. 1, 2002. The information below is an explanation based on existing law. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.

If your spouse is the sole beneficiary, your spouse may keep the contract as owner until the date on which the annuitant would have reached age 70 1/2, or any other date permitted by the Code. The contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The Guaranteed Minimum Income Benefit Rider (see "Optional Benefits"), if selected, will terminate.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

-  payouts begin no later than one year following the year of your death; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.



                                                    PROSPECTUS-- MAY 1, 2001  47

OPTIONAL BENEFITS

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB)

The GMIB is intended to provide you with a guaranteed minimum lifetime income regardless of the volatility inherent in the investments in the subaccounts. If the annuitant is between age 73 and age 75 at contract issue, you should consider whether the GMIB is appropriate for your situation because:

-  you must hold the GMIB for 7 years,

-  the GMIB terminates after the annuitant's 86th birthday,

-  you can only exercise the GMIB within 30 days after a contract anniversary,

- the 6% rising floor value we use in the GMIB benefit base to calculate annuity payouts under the GMIB is limited after age 81, and

-  the additional costs associated with the rider.

Be sure to discuss whether or not the GMIB is appropriate for your situation with your sales representative.

If this rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose to add this benefit to your contract for an additional annual charge (see "Charges). You cannot select this rider if you select the 8% Performance Credit Rider. You must elect the GMIB along with either death benefit Option B or Option C at the time you purchase your contract and your rider effective date will be the contract issue date.

In some instances we may allow you to add the GMIB to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the GMIB at the next contract anniversary and this would become the rider effective date. For purposes of calculating the GMIB benefit base under these circumstances, we consider the contract value on the rider effective date to be the initial purchase payment and purchase payment credit; we disregard all previous purchase payments, purchase payment credits, transfers and withdrawals in the GMIB calculations.

INVESTMENT SELECTION UNDER THE GMIB: You may allocate your purchase payments and purchase payment credits or transfers to any of the subaccounts or the fixed accounts. However, we reserve the right to limit the amount you allocate to subaccounts investing in the AXP-Registered Trademark- Variable Portfolio - Cash Management Fund to 10% of the total amount in the subaccounts. If we are required to activate this restriction, and you have more than 10% of your subaccount value in this fund, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the GMIB if you have not satisfied the limitation after 60 days.

EXERCISING THE GMIB:

- you may only exercise the GMIB within 30 days after any contract anniversary following the expiration of a seven-year waiting period from the rider effective date.

-  the annuitant on the retirement date must be between 50 and 86 years old.

- you can only take an annuity payout under one of the following annuity payout plans:

   -- Plan A - Life Annuity -- no refund

   -- Plan B - Life Annuity with ten years certain

   -- Plan D - Joint and last survivor life annuity-- no refund

-  you may change the annuitant for the payouts.

The GMIB guarantees a minimum amount of fixed annuity lifetime income or a minimum first year variable annuity payout. We calculate fixed annuity payouts and first year variable annuity payouts based on the guaranteed annuity purchase rates stated in Table B of the contract but using a 2.5% guaranteed annual effective interest rate which is lower than the 3% rate used in Table B of the contract. Therefore, your payout rates under the GMIB will be lower than the payout rates stated in Table B. This 2.5% Table is not stated in your contract. After the first year, lifetime income variable annuity payouts will depend on the investment performance of the subaccounts you select. The payouts will be higher if your investment performance is greater than a 5% annual return and lower if investment performance is less than a 5% annual return.

The GMIB benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base (described below) equal to the largest value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates stated in Table B of the contract to calculate the minimum annuity payouts you will receive if you exercise the GMIB. If the GMIB benefit base is greater than the contract value, the GMIB may provide a higher annuity payout level than is otherwise available. However, the GMIB uses guaranteed annuity purchase rates that are more conservative than the annuity purchase rates that we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB may be less than the income the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB, you may elect the higher standard payout option. The GMIB does not create contract value or guarantee the performance of any investment option.



48  AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY

GMIB BENEFIT BASE: If the GMIB is effective at contract issue, the GMIB benefit base is the greatest of:

1. contract value;

2. total purchase payments plus purchase payment credits minus adjusted partial withdrawals; or

3. the 6% rising floor.

6% RISING FLOOR: We calculate this in the same manner as the 5% rising floor but we use a 6% accumulation rate. This is the sum of the value of your fixed accounts plus the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:

- the initial purchase payments and purchase payment credits allocated to the subaccounts increased by 6%,

-  plus any subsequent amounts allocated to the subaccounts, and

-  minus adjusted transfers or partial withdrawals from the subaccounts.

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 6% plus any subsequent amounts allocated to the subaccounts minus adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor after you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts. We calculate adjusted transfers or partial withdrawals for the 6% rising floor using the same formula as adjusted transfers or partial withdrawals for the 5% rising floor.

Keep in mind that the 6% rising floor is limited after age 81.

We reserve the right to exclude from the GMIB benefit base any purchase payments and purchase payment credits made in the five years before you exercise the GMIB. We would do so only if such payments and credits total $50,000 or more or if they are 25% or more of total contract payments. If we exercise this right, we:

- subtract each payment and purchase payment credit adjusted for market value from the contract value.

- subtract each payment and purchase payment credit from the 6% rising floor. We adjust the payments and purchase payment credit made to the fixed account for market value. We increase payments and purchase payment credit allocated to the subaccounts by 6% for the number of full contract years they have been in the contract before we subtract them from the 6% rising floor.

For each payment and purchase payment credit, we calculate the market value adjustment to the contract value and the fixed account value of the 6% rising floor as:

   PMT x CVG
   ---------
      ECV

       PMT = each purchase payment and purchase payment credit made in the five years before you exercise the GMIB.

       CVG = current contract value at the time you exercise the GMIB.

       ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments, purchase payment credits and partial withdrawals occur at the beginning of a contract year.

For each payment and purchase payment credit, we calculate the 6% increase of payments and purchase payment credits allocated to the subaccounts as:

               to the power of CY
   PMT x (1.06)

      CY = the full number of contract years the payment and purchase payment credit have been in the contract.

TERMINATING THE GMIB:

- You may terminate the rider within 30 days after the first contract anniversary after the GMIB rider effective date.

- You may terminate the rider any time after the seventh contract anniversary after the GMIB rider effective date.

-  The rider will terminate on the date:

   -- you make a full withdrawal from the contract;

   -- a death benefit is payable; or

   -- you choose to begin taking annuity payouts under the regular contract provisions.

- The rider will terminate on the contract anniversary after the annuitant's 86th birthday.



                                                    PROSPECTUS-- MAY 1, 2001  49

EXAMPLE:

- You purchase the contract with a payment of $100,000 on Jan. 1, 2001 and we add a $4,000 purchase payment credit to your contract. You allocate all of your purchase payment and purchase payment credit to the subaccounts.

-  There are no additional purchase payments and no partial withdrawals.

- Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:

CONTRACT                                                            PURCHASE PAYMENTS AND                              GMIB
ANNIVERSARY                                       CONTRACT VALUE   PURCHASE PAYMENT CREDIT    6% RISING FLOOR      BENEFIT BASE
  1                                                 $112,000              $104,000                $110,240
  2                                                  130,000               104,000                 116,854
  3                                                  137,000               104,000                 123,866
  4                                                  156,000               104,000                 131,298
  5                                                   88,000               104,000                 139,175
  6                                                  125,000               104,000                 147,526
  7                                                  144,000               104,000                 156,378           $156,378
  8                                                  158,000               104,000                 165,760            165,760
  9                                                  145,000               104,000                 175,706            175,706
 10                                                  133,000               104,000                 186,248            186,248
 11                                                  146,000               104,000                 197,423            197,423
 12                                                  153,000               104,000                 209,268            209,268
 13                                                  225,000               104,000                 221,825            225,000
 14                                                  245,000               104,000                 235,134            245,000
 15                                                  250,000               104,000                 249,242            250,000

NOTE: The 6% rising floor value is limited after age 81, but the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB.

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:

                                                                                              MINIMUM GUARANTEED MONTHLY INCOME

CONTRACT                                                                  PLAN A -            PLAN B -       PLAN D - JOINT AND
ANNIVERSARY                                            GMIB            LIFE ANNUITY--     LIFE ANNUITY WITH  LAST SURVIVOR LIFE
AT EXERCISE                                        BENEFIT BASE           NO REFUND       TEN YEARS CERTAIN  ANNUITY-- NO REFUND
 10                                         $186,248 (6% Rising Floor)    $  916.34           $  892.13          $   722.64
 15                                          250,000 (Contract Value)      1,420.00            1,352.50            1,085.00

The payouts above are shown at guaranteed annuity rates we use in the 2.5% Table. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:

CONTRACT                                                                  PLAN A -            PLAN B -       PLAN D - JOINT AND
ANNIVERSARY                                                            LIFE ANNUITY--    LIFE ANNUITY WITH   LAST SURVIVOR LIFE
AT EXERCISE                                      CONTRACT VALUE          NO REFUND       TEN YEARS CERTAIN   ANNUITY-- NO REFUND
 10                                                 $133,000             $  692.93           $  674.31            $  551.95
 15                                                  250,000              1,490.00            1,420.00             1,152.50

At the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. The payouts will be higher if investment performance is greater than a 5% annual return and lower if investment performance is less than a 5% annual return.


50  AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY

8% PERFORMANCE CREDIT RIDER (PCR)

The PCR is intended to provide you with an additional benefit if your earnings are less than the target value on the seventh and tenth rider anniversaries (see below). This is an optional benefit you may select for an additional charge (see "Charges"). The PCR does not provide any additional benefit before the seventh rider anniversary and it may not be appropriate for issue ages 83 or older due to this required holding period. Be sure to discuss with your sales representative whether or not the PCR is appropriate for your situation.

If the PCR is available in your state, you may choose to add this benefit to your contract at issue. You cannot select the PCR if you select the GMIB.

In some instances we may allow you to add the PCR to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the PCR at the next contract anniversary and this would become the rider effective date. For purposes of calculating the target value under these circumstances, we consider the contract value on the rider effective date to be the first contract year's purchase payments.

INVESTMENT SELECTION UNDER THE PCR: You may allocate your purchase payments and purchase payment credits or transfers to any of the subaccounts or the fixed accounts. However, we reserve the right to limit the aggregate amount in your fixed accounts and amounts you allocate to subaccounts investing in the AXP-Registered Trademark- Variable Portfolio - Cash Management Fund to 10% of your total contract value. If we are required to activate this restriction, and you have more than 10% of your contract value in these accounts, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the PCR if you have not satisfied the limitation after 60 days.

TARGET VALUE: We calculate the target value on each rider anniversary. There is no target value prior to the first rider anniversary. On the first rider anniversary we set the target value equal to your first year's purchase payments plus purchase payment credits minus adjusted partial withdrawals accumulated at an annual effective rate of 8%. Every rider anniversary after that, we recalculate the target value by accumulating the prior anniversary's target value and any additional purchase payments and purchase payment credits minus adjusted partial withdrawals at an annual effective rate of 8%.

TARGET VALUE ADJUSTED PARTIAL WITHDRAWALS = PW X TV
                                            -------
                                              CV

   PW = the partial withdrawal including any applicable withdrawal charge or MVA.

   TV = the target value on the date of (but prior to) the partial withdrawal.

   CV = contract value on the date of (but prior to) the partial withdrawal.

YOUR BENEFITS UNDER THE PCR ARE AS FOLLOWS:

(a) If on the seventh rider anniversary your contract value is less than the target value, we will add a PCR credit to your contract equal to 3% of your purchase payments plus purchase payment credits minus PCR adjusted partial withdrawals minus purchase payments (and purchase payment credits) made in the last five years.

(b) If on the tenth rider anniversary your contract value is less than the target value, we will add a PCR credit to your contract equal to 5% of your purchase payments plus purchase payment credits minus PCR adjusted partial withdrawals minus purchase payments (and purchase payment credits) made in the last five years.

The PCR adjusted partial withdrawal amount is an adjustment we make to determine the proportionate amount of any partial withdrawal attributable to purchase payments received five or more years before the target value is calculated (on the seventh and tenth year rider anniversaries).

We restart the calculation period for the PCR on the tenth rider anniversary and every ten years after that while you own the contract. We use the contract value (including any credits) on that anniversary as your first contract year's payments for calculating the target value and any applicable PCR credit. We may then apply additional PCR credits to your contract at the end of each seven and ten-year period as described above.

PCR RESET: You can elect to lock in your contract growth by restarting the ten-year PCR calculation period on any contract anniversary. If you elect to restart the calculation period, the contract value on the restart date is used as the first year's payments for the calculating the target value and any applicable PCR credit. The next calculation period for the PCR will restart at the end of this new ten-year period. We must receive your request to restart the PCR calculation period within 30 days after a contract anniversary.


                                                    PROSPECTUS-- MAY 1, 2001  51

TERMINATING THE PCR:

- You may terminate the PCR within 30 days following the first contract anniversary after the PCR rider effective date.

- You may terminate the PCR within 30 days following the later of the tenth contract anniversary after the PCR rider effective date or the last rider reset date.

-  The PCR will terminate on the date:

   -- you make a full withdrawal from the contract,

   -- that a death benefit is payable, or

   -- you choose to begin taking annuity payouts.

EXAMPLE:

- You purchase the contract with a payment of $100,000 on Jan. 1, 2001 and we add a purchase payment credit $4,000 to your contract.

-  There are no additional purchase payments and no partial withdrawals.

-  On Jan. 1, 2008, the contract value is $150,000.

- We determine the target value on Jan. 1, 2008 as your purchase payments plus purchase payment credits (there are no partial withdrawals to subtract) accumulated at an annual effective rate of 8% or:

   $104,000 x (1.08) 7 = $104,000 x 1.71382 = $178,237.72.

   Your contract value ($150,000) is less than the target value ($178,237.72) so we will add a PCR credit to your contract equal to 3% of your purchase payments and purchase payment crdits (there are no partial withdrawals or purchase payments made in the last five years to subtract), which is:

   0.03 x $104,000 = $3,120.

   After application of the PCR credit, your total contract value on Jan. 1, 2008 would be $153,120.

-  On Jan. 1, 2011, the contract value is $220,000.

- We determine the target value on Jan. 1, 2011 as your purchase payments plus purchase payment credits (there are no partial withdrawals to subtract) accumulated at an annual effective rate of 8% or:

   $104,000 x (1.08) 10 = $104,000 x 2.158924 = $224,528.20

   Your contract value ($220,000) is less than the target value ($224,528.20) so we will add a PCR credit to your contract equal to 5% of your purchase payments and purchase payment credits (there are no partial withdrawals or purchase payments made in the last five years to subtract), which is:

   0.05 x $104,000 = $5,200.

   After application of the PCR credit, your total contract value on Jan. 1, 2011 would be $225,200.

- The PCR calculation period automatically restarts on Jan. 1, 2011 with the target values first year's payments equal to $225,200. We would make the next PCR credit determination on Jan. 1, 2018.


52  AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below.


You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the one-year fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. The Guarantee Period Accounts are not available during this payout period.


AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-  the annuity payout plan you select;

-  the annuitant's age and, in most cases, sex;

-  the annuity table in the contract; and

-  the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES


The annuity tables in your contract show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. Using Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.



                                                    PROSPECTUS-- MAY 1, 2001  53

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.


- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 5.36% and 6.86% depending on the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you purchased a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan that complies with your contract and with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.


IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the one-year fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.


54  AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY

TAXES


Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed accounts and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.


ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.


QUALIFIED ANNUITIES: When you use your contract to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for the retirement plan.


Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions during your life (except for Roth IRAs) and after your death. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES (EXCEPT ROTH IRAs): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.


PURCHASE PAYMENT CREDITS AND PCR CREDITS: These are considered earnings and are taxed accordingly.


WITHDRAWALS: If you withdraw part or all of your contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals you make before reaching age 591/2 unless certain exceptions apply. For qualified annuities, other penalties may apply if you make withdrawals from your contract before your plan specifies that you can receive payouts.


DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax deferred.

PENALTIES: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:


-  because of your death;

-  because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).


For IRAs, other exceptions may apply if you make withdrawals from your contract prior to age 59 1/2.



                                                    PROSPECTUS-- MAY 1, 2001  55

WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

TAX QUALIFICATION

We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.



56  AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:


-  the reserve held in each subaccount for your contract; divided by

-  the net asset value of one share of the applicable fund.


As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:


-  laws or regulations change;

-  the existing funds become unavailable; or


-  in our judgment, the funds no longer are suitable for the subaccounts.


If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.


We may also:

-  add new subaccounts;

-  combine any two or more subaccounts;


-  make additional subaccounts investing in additional funds;


-  transfer assets to and from the subaccounts or the variable account; and

-  eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.



                                                    PROSPECTUS-- MAY 1, 2001  57

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER


American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The contracts will be distributed by broker-dealers which have entered into distribution agreements with AEFA and American Enterprise Life.


ISSUER


American Enterprise Life issues the annuities. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Its administrative offices are located at 829 AXP Financial Center, Minneapolis, MN 55474. Its statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life conducts a conventional life insurance business.

American Enterprise Life pays cash compensation to the broker-dealers and insurance agencies who have entered into distribution agreements with American Enterprise Life and AEFA for the sale of contracts. This compensation will not result in any charge to contract owners or to the variable account in addition to the charges described in this prospectus. This cash compensation will not be more than 9.0% of the purchase payments it receives on the contracts. From time to time and in accordance with applicable laws and regulations we will pay or permit other promotional incentives, in cash or credit or other compensation.

LEGAL PROCEEDINGS

A number of lawsuits have been filed against life and health insurers in jurisdictions in which American Enterprise Life and its affiliates do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents and other matters. IDS Life is a defendant in three class action lawsuits of this nature. American Enterprise Life is a named defendant in one of the suits, RICHARD W. AND ELIZABETH J. THORESEN V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK, which was commenced in Minnesota state court on Oct. 13, 1998. The action was brought by individuals who purchased an annuity in a qualified plan. They allege that the sale of annuities in tax-deferred contributory retirement investment plans (e.g., IRAs) is never appropriate. The plaintiffs purport to represent a class consisting of all persons who made similar purchases. The plaintiffs seek damages in an unspecified amount, including restitution of allegedly lost investment earnings and restoration of contract values.

In January 2000, AEFC reached an agreement in principle to settle the three class-action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants and for release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August, 2000 an action entitled LESA BENACQUISTO, DANIEL BENACQUISTO, RICHARD THORESEN, ELIZABETH THORESEN, ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN EXPRESS FINANCIAL ADVISORS, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In September, 2000 the plaintiffs filed a consolidated complaint in State Court alleging the same claims as the previous actions.

On Oct. 2, 2000 the District Court, Fourth Judicial District for the State of Minnesota, County of Hennepin and the United States District Court for the District of Minnesota entered an order conditionally certifying a class for settlement purposes, preliminarily approving the class settlement, directing the issuance of a class notice to the class and scheduling a hearing to determine the fairness of settlement for March, 2001.

On March 6, 2001 the District Court, Fourth Judicial District for the State of Minnesota, County of Hennepin and the United States District Court for the District of Minnesota heard oral arguments on plaintiffs' motions for final approval of the class action settlement. Six motions to intervene were filed together with objections to the proposed settlement. We are awaiting a final order from the court.



58  AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY

ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE

SELECTED FINANCIAL DATA

The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.


YEARS ENDED DEC. 31, (THOUSANDS)                          2000           1999          1998           1997          1996
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                  $  299,759     $  322,746    $  340,219     $  332,268    $  271,719
Net loss on investments                                       469          6,565        (4,788)          (509)       (5,258)
Other                                                      12,248          8,338         7,662          6,329         5,753
Total revenues                                         $  312,476     $  337,649    $  343,093     $  338,088    $  272,214
Income before income taxes                             $   38,452     $   50,662    $   36,421     $   44,958    $   35,735
Net income                                             $   24,365     $   33,987    $   22,026     $   28,313    $   22,823
Total assets                                           $4,652,221     $4,603,343    $4,885,621     $4,973,413    $4,425,837
--------------------------------------------------------------------------------------------------------------------------------


MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

2000 COMPARED TO 1999:


Net income decreased 29% to $24 million in 2000, compared to $34 million in 1999. Income before income taxes totaled $38 million in 2000, compared with $51 million in 1999. The decrease was primarily the result of lower net investment income of $300 million in 2000, compared with $323 million in 1999.

Total investment contract deposits received increased to $721 million in 2000, compared with $336 million in 1999. This increase is primarily due to an increase in variable annuity deposits in 2000.

Total revenues decreased to $312 million in 2000, compared with $338 million in 1999. The decrease is primarily due to decreases in net investment income and net realized gains on investments. Net investment income, the largest component of revenues, decreased 7% from the prior year, reflecting a decrease in investments owned and lower investment yields.

Policyholder and contractholder charges increased 13% to $6.9 million in 2000, compared with $6.1 million in 1999, reflecting an increase in annuity withdrawal charges. American Enterprise Life receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased 135% to $5.4 million in 2000, compared with $2.3 million in 1999, this reflects the increase in separate account assets.

Net realized gain on investments was $0.5 million in 2000, compared with $6.6 million in 1999. The decrease in net realized gains was primarily due to the loss on sale and writedowns of fixed maturity investments.

Total benefits and expenses decreased 5% to $274 million in 2000, compared with $287 million in 1999. The largest component of expenses, interest credited on investment contracts, decreased to $191 million, reflecting a decrease in fixed annuities in force and lower crediting rates. Amortization of deferred policy acquisition costs increased to $48 million, compared to $43 million in 1999. This increase was due primarily to increased aggregate amounts in force.

Other operating expenses remained steady at $35 million in 2000.


1999 COMPARED TO 1998:


Net income increased 54% to $34 million in 1999, compared to $22 million in 1998. Earnings growth resulted primarily net realized gains of $6.6 million in 1999, compared to net realized losses of $4.8 in 1998.


Income before income taxes totaled $51 million in 1999, compared with $36 million in 1998.

Total investment contract deposits received decreased to $336 million in 1999, compared with $348 million in 1998. This decrease is primarily due to a decrease in sales of variable annuities in 1999.


Total revenues decreased to $338 million in 1999, compared with $343 million in 1998. The decrease is primarily due to decreased net investment income which was partially offset by an increase in realized gain on investments. Net investment income, the largest component of revenues, decreased 5% from the prior year, reflecting decreases in investments owned and investment yields.

Contractholder charges decreased 5% to $6.1 million in 1999, compared with $6.4 million in 1998, reflecting a decrease in fixed annuities inforce. American Enterprise Life receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased 77% to $2.3 million in 1999, compared with $1.3 million in 1998, this reflects the increase in separate account assets.


Net realized gain on investments was $6.6 million in 1999, compared to a net realized loss on investments of $4.8 million in 1998. The net realized gains were primarily due to the sale of available for sale fixed maturity investments at a gain as well as a decrease in the allowance for mortgage loan losses based on management's regular evaluation of allowance adequacy.


                                                    PROSPECTUS-- MAY 1, 2001  59

Total benefits and expenses decreased slightly to $287 million in 1999. The largest component of expenses, interest credited on investment contracts, decreased to $209 million, reflecting a decrease in fixed annuities in force and lower interest rates. Amortization of deferred policy acquisition costs decreased to $43 million, compared to $54 million in 1998. This decrease was due primarily to decreased aggregate amounts in force, as well as the impact of changing prospective assumptions in 1998 based on actual lapse experience on certain fixed annuities.


Other operating expenses increased 46% to $35 million in 1999, compared to $24 million in 1998. This increase primarily reflects technology costs related to growth initiatives.


RISK MANAGEMENT

The sensitivity analysis of the test of market risk discussed below estimates the effects of hypothetical sudden and sustained changes in the applicable market conditions on the ensuing year's earnings based on year-end positions. The market changes, assumed to occur as of year-end, is a 100 basis point increase in market interest rates. Computations of the prospective effects of hypothetical interest rate change based on numerous assumptions, including relative levels of market interest rates as well as the levels of assets and liabilities. The hypothetical changes and assumptions will be different from what actually occurs in the future. Furthermore, the computations do not anticipate actions that may be taken by management if the hypothetical market changes actually occurred over time. As a result, actual earnings effects in the future will differ from those quantified below.


American Enterprise Life primarily invests in fixed income securities over a broad range of maturities for the purpose of providing fixed annuity clients with a competitive rate of return on their investments while minimizing risk, and to provide a dependable and targeted spread between the interest rate earned on investments and the interest rate credited to contractholders' accounts. American Enterprise Life does not invest in securities to generate trading profits.

American Enterprise Life has an investment committee that holds regularly scheduled meetings and, when necessary, special meetings. At these meetings, the committee reviews models projecting different interest rate scenarios and their impact on profitability. The objective of the committee is to structure the investment security portfolio based upon the type and behavior of products in the liability portfolio so as to achieve targeted levels of profitability.


Rates credited to contractholders' accounts are generally reset at shorter intervals than the maturity of underlying investments. Therefore, margins may be negatively impacted by increases in the general level of interest rates. Part of the committee's strategy includes the purchase of some types of derivatives, such as interest rate caps, swaps and floors, for hedging purposes. These derivatives protect margins by increasing investment returns if there is a sudden and severe rise in interest rates, thereby mitigating the impact of an increase in rates credited to contractholders' accounts.


The negative effect on American Enterprise Life's pretax earnings of a 100 basis point increase in interest rates, which assumes repricings and customer behavior based on the application of proprietary models to the book of business at Dec. 31, 2000, would be appoximately $4.6 million.

LIQUIDITY AND CAPITAL RESOURCES

The liquidity requirements of American Enterprise Life are met by funds provided by annuity considerations, investment income, proceeds from sales of investments as well as maturities and periodic repayments of investment principal.

The primary uses of funds are policy benefits, commissions and operating expenses, policy loans, and investment purchases.

American Enterprise Life has an available line of credit with AEFC aggregating $50 million. The line of credit is used strictly as a short-term source of funds. No borrowings were outstanding under the agreement at Dec. 31, 2000. At Dec. 31, 2000, outstanding reverse repurchase agreements totaled $25 million.

At Dec. 31, 2000, investments in fixed maturities comprised 80% of American Enterprise Life's total invested assets. Of the fixed maturity portfolio, approximately 30% is invested in GNMA, FNMA and FHLMC mortgage-backed securities which are considered AAA/Aaa quality.

At Dec. 31, 2000, approximately 15% of American Enterprise Life's investments in fixed maturities were below investment grade bonds. These investments may be subject to a higher degree of risk than the investment grade issues because of the borrower's generally greater sensitivity to adverse economic conditions, such as recession or increasing interest rates, and in certain instances, the lack of an active secondary market. Expected returns on below investment grade bonds reflect consideration of such factors. American Enterprise Life has identified those fixed maturities for which a decline in fair value is determined to be other than temporary, and has written them down to fair value with a charge to earnings.

At Dec. 31, 2000, net unrealized depreciation on fixed maturities held to maturity included $10.7 million of gross unrealized appreciation and $17.8 million of gross unrealized depreciation. Net unrealized depreciation on fixed maturities available for sale included $30.2 million of gross unrealized appreciation and $125.6 million of gross unrealized depreciation.

At Dec. 31, 2000, American Enterprise Life had an allowance for losses for mortgage loans totaling $3.3 million.



60  AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY

The economy and other factors have caused a number of insurance companies to go under regulatory supervision. This circumstance has resulted in assessments by state guaranty associations to cover losses to policyholders of insolvent or rehabilitated companies. Some assessments can be partially recovered through a reduction in future premium taxes in certain states. American Enterprise Life established an asset for guaranty association assessments paid to those states allowing a reduction in future premium taxes over a reasonable period of time. The asset is being amortized as premium taxes are reduced. American Enterprise Life has also estimated the potential effect of future assessments on American Enterprise Life's financial position and results of operations and has established a reserve for such potential assessments.

The National Association of Insurance Commissioners has established risk-based capital standards to determine the capital requirements of a life insurance company based upon the risks inherent in its operations. These standards require the computation of a risk-based capital amount which is then compared to a company's actual total adjusted capital. The computation involves applying factors to various statutory financial data to address four primary risks: asset default, adverse insurance experience, interest rate risk and external events. These standards provide for regulatory attention when the percentage of total adjusted capital to authorized control level risk-based capital is below certain levels. As of Dec. 31, 2000, American Enterprise Life's total adjusted capital was well in excess of the levels requiring regulatory attention.


RESERVES

In accordance with the insurance laws and regulations under which we operate, we are obligated to carry on our books, as liabilities, actuarially determined reserves to meet our obligations on our outstanding annuity contracts. We base our reserves for deferred annuity contracts on accumulation value and for fixed annuity contracts in a benefit status on established industry mortality tables. These reserves are computed amounts that will be sufficient to meet our policy obligations at their maturities.

INVESTMENTS


Of our total investments of $3,735,994 at Dec. 31, 2000, 27% was invested in mortgage-backed securities, 54% in corporate and other bonds, 19% in primary mortgage loans on real estate and less than 1% in other investments.


COMPETITION


We are engaged in a business that is highly competitive due to the large number of stock and mutual life insurance companies and other entities marketing insurance products. There are over 1,600 stock, mutual and other types of insurers in the life insurance business. Best's Insurance Reports, Life-Health edition 2000, assigned us one of its highest classifications, A+ (Superior).


EMPLOYEES


As of Dec. 31, 2000, we had no employees.


PROPERTIES


We occupy office space in Minneapolis, MN, which is leased by AEFC. We reimburse AEFC for rent based on direct and indirect allocation methods. Facilities occupied by us are believed to be adequate for the purposes for which they are used and well maintained.


STATE REGULATION

American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. The Company's books and accounts are subject to review by the Indiana Department of Insurance at all times. Such regulation does not, however, involve any supervision of the account's management or the company's investment practices or policies. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. A full examination of American Enterprise Life's operations is conducted periodically by the National Association of Insurance Commissioners. Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.


                                                    PROSPECTUS-- MAY 1, 2001  61

DIRECTORS AND EXECUTIVE OFFICERS*

The directors and principal executive officers of American Enterprise Life and the principal occupation of each during the last five years is as follows:

DIRECTORS


GUMER C. ALVERO
Born in 1967
Director, chairman of the board and executive vice president - Annuities since January 2001; vice president - Variable Annuities, AEFC, since April 1998; executive assistant to president/CEO, AEFC, from April 1996 to April 1998.

CAROL A. HOLTON
Born in 1952
Director, president and chief executive officer since January 2001; vice president - Third Party Distribution, AEFC, since April 1998; director - Distributor Services, AEFC, from September 1997 to April 1998; director - Business Systems and Operations, F&G Life, from July 1996 to August 1997.

PAUL S. MANNWEILER**
Born in 1949
Director since 1986; Partner at Locke Reynolds Boyd & Weisell since 1980.

TERESA J. RASMUSSEN
Born in 1956
Director, vice president, general counsel and secretary since December 2000; vice president and assistant general counsel, AEFC, since August 2000; assistant vice president, AEFC, from October 1995 to August 2000.

OFFICERS OTHER THAN DIRECTORS

LORRAINE R. HART
Born in 1951
Vice president - Investments since 1992; vice president - Insurance Investments, AEFC since 1998; and vice president - Investments, American Express Certificate Company since 1994.

STUART A. SEDLACEK
Born in 1957
Executive vice president since 1998; executive vice president - Assured Assets, 1994 to 1998; senior vice president and chief financial officer, AEFC, since 1998; vice president, AEFC, from September 1988 to 1998.

PHILIP C. WENTZEL
Born in 1961
Vice president and controller since 1998; director of financial reporting and analyses, AEFC, from 1992 to 1997.

DAVID L. YOWAN
Born in 1957
Vice president and treasurer since March 2001; senior vice president and assistant treasurer of American Express Company since January 1999; vice president and corporate treasurer, AEFC, since April 2001; senior portfolio and risk management officer for the North American Consumer Bank of Citigroup from August 1987 to January 1999.


* The address for all of the directors and principal officers is: 200 AXP Financial Center, Minneapolis, MN 55474 except for Mr. Mannweiler who is an independent director.

** Mr. Mannweiler's address is: 201 No. Illinois Street, Indianapolis, IN 46204



62  AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY

EXECUTIVE COMPENSATION

Our executive officers also may serve one or more affiliated companies. The following table reflects cash compensation paid to the five most highly compensated executive officers as a group for services rendered in the most recent year to us and our affiliates. The table also shows the total cash compensation paid to all our executive officers, as a group, who were executive officers at any time during the most recent year.

NAME OF INDIVIDUAL OR NUMBER IN GROUP                             POSITION HELD                                CASH COMPENSATION

Five most highly compensated executive officers as a group:                                                       $ 8,138,209

Stephen W. Roszell                                                President and Chief Executive Officer

Richard W. Kling                                                  Chairman of the Board

Lorraine R. Hart                                                  Vice President - Investments

David M. Kuplic                                                   Assistant Vice President - Investments

Stuart A. Sedlacek                                                Executive Vice President


All executive officers as a group (11)                                                                            $11,289,475

SECURITY OWNERSHIP OF MANAGEMENT

Our directors and officers do not beneficially own any outstanding shares of stock of the company. All of our outstanding shares of stock are beneficially owned by IDS Life. The percentage of shares of IDS Life owned by any director, and by all our directors and officers as a group, does not exceed 1% of the class outstanding.

EXPERTS


Ernst & Young LLP, independent auditors, have audited the financial statements of American Enterprise Life Insurance Company at Dec. 31, 2000 and 1999, and for each of the three years in the period ended Dec. 31, 2000, and the individual and combined statements of the segregated asset subaccounts of American Enterprise Variable Annuity Account as of Dec. 31, 2000 and for the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying balance sheets of American Enterprise Life Insurance Company (a wholly owned subsidiary of IDS Life Insurance Company) as of December 31, 2000 and 1999, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Enterprise Life Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.










/S/ Ernst & Young LLP
    Ernst & Young LLP
February 8, 2001
Minneapolis, Minnesota

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

Balance sheets
December 31, ($ thousands, except share amounts)         2000           1999

Assets

Investments:
     Fixed maturities:
         Held to maturity, at amortized cost
            (fair value: 2000, $927,031;
            1999, $984,103)                             $  934,091   $1,006,349
         Available for sale, at fair value
            (amortized cost: 2000, $2,163,906;
            1999, $2,411,799)                            2,068,487    2,304,487
                                                         ---------    ---------
                                                         3,002,578    3,310,836
     Mortgage loans on real estate                         724,009      785,253
     Other investments                                       9,407       11,470
                                                             -----       ------
            Total investments                            3,735,994    4,107,559
Cash and cash equivalents                                   34,852           --
Amounts due from brokers                                     1,316           --
Accounts receivable                                            867          316
Accrued investment income                                   54,941       56,676
Deferred policy acquisition costs                          198,622      180,288
Deferred income taxes                                       26,350       37,501
Other assets                                                 9,969            9
Separate account assets                                    589,310      220,994
                                                           -------      -------
            Total assets                                $4,652,221   $4,603,343
                                                        ==========   ==========

Liabilities and stockholder's equi1ty
Liabilities:
     Future policy benefits for:
         Fixed annuities                                $3,584,784   $3,921,513
         Universal life-type insurance                          10           --
     Policy claims and other policyholders' funds            9,295       12,097
     Amounts due to brokers                                 24,387       25,215
     Other liabilities                                       6,326       17,436
     Separate account liabilities                          589,310      220,994
                                                           -------      -------
            Total liabilities                            4,214,112    4,197,255
Commitments and contingencies
Stockholder's equity:
     Capital stock, $100 par value per share;
         100,000 shares authorized, 20,000 shares
         issued and outstanding                              2,000        2,000
     Additional paid-in capital                            282,872      282,872
     Accumulated other comprehensive loss:
         Net unrealized securities losses                  (62,097)     (69,753)
     Retained earnings                                     215,334      190,969
                                                           -------      -------
            Total stockholder's equity                     438,109      406,088
                                                           -------      -------
Total liabilities and stockholder's equity              $4,652,221   $4,603,343
                                                        ==========   ==========

See accompanying notes.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

Statements of income

Years ended December 31, ($ thousands)                2000      1999      1998

Revenues:
Net investment income                              $299,759  $322,746  $340,219
Policyholder and contractholder charges               6,865     6,069     6,387
Mortality and expense risk fees                       5,383     2,269     1,275
Net realized gain (loss) on investments                 469     6,565    (4,788)
                                                        ---     -----    ------
     Total revenues                                 312,476   337,649   343,093
                                                    -------   -------   -------

Benefits and expenses:
Interest credited on investment contracts           191,040   208,583   228,533
Amortization of deferred policy acquisition costs    47,676    43,257    53,663
Other operating expenses                             35,308    35,147    24,476
                                                     ------    ------    ------
     Total benefits and expenses                    274,024   286,987   306,672
                                                    -------   -------   -------
Income before income taxes                           38,452    50,662    36,421
Income taxes                                         14,087    16,675    14,395
                                                     ------    ------    ------
Net income                                         $ 24,365  $ 33,987  $ 22,026
                                                   ========  ========  ========


See accompanying notes.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------


Statements of stockholder's equity

                                                                                                      Accumulated
                                                                                                        Other
                                                           Total                      Additional    Comprehensive
                                                       Stockholder's     Capital        Paid-In     (Loss) Income,     Retained
Three years ended December 31, ($ thousands)              Equity          Stock        Capital        Net of Tax       Earnings

Balance, January 1, 1998                                $ 469,344         $2,000       $282,872    $    49,516         $134,956
Comprehensive income:
     Net income                                            22,026             --             --             --           22,026
     Unrealized holding losses arising
         during the year, net of taxes of $3,400           (6,314)            --             --         (6,314)              --
     Reclassification adjustment for losses
         included in net income,
         net of tax of ($588)                               1,093             --             --          1,093               --
                                                            -----          -----          -----          -----            -----
Other comprehensive loss                                   (5,221)            --             --         (5,221)              --
                                                           ------          -----          -----         ------            -----
Comprehensive income:                                      16,805
                                                           ------

Balance, December 31, 1998                                486,149          2,000        282,872         44,295          156,982
Comprehensive loss:
     Net income                                            33,987             --             --             --           33,987
     Unrealized holding losses arising
         during the year, net of taxes of $59,231        (110,001)            --             --       (110,001)              --
     Reclassification adjustment for gains
         included in net income,
         net of tax of $2,179                              (4,047)            --             --         (4,047)              --
                                                           ------          -----          -----         ------            -----
Other comprehensive loss                                 (114,048)            --             --       (114,048)              --
                                                         --------          -----          -----       --------            -----
Comprehensive loss                                        (80,061)
                                                          -------

Balance, December 31, 1999                                406,088          2,000        282,872        (69,753)         190,969
Comprehensive income:
     Net income                                            24,365             --             --             --           24,365
     Unrealized holding gains arising
         during the year, net of taxes of $(4,812)          8,937             --             --          8,937               --
     Reclassification adjustment for gains
         included in net income,
         net of tax of $690                                (1,281)            --             --         (1,281)              --
                                                           ------          -----          -----         ------            -----
Other comprehensive income                                  7,656             --             --          7,656               --
                                                            -----          -----          -----          -----            -----
Comprehensive income                                       32,021
                                                           ------
Balance, December 31, 2000                              $ 438,109         $2,000       $282,872    $   (62,097)        $215,334
                                                        =========         ======       ========    ===========         ========

See accompanying notes.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

Statements of cash flows

Years ended December 31, ($ thousands)                                                2000                1999                1998

Cash flows from operating activities:
Net income                                                                       $  24,365           $  33,987           $  22,026
Adjustments to reconcile net income
to net cash (used in) provided by operating activities:
     Change in accrued investment income                                             1,735               5,064              (2,152)
     Change in accounts receivable                                                    (551)               (102)                349
     Change in deferred policy acquisition costs, net                              (18,334)             16,191              28,022
     Change in other assets                                                         (9,960)                 34                  74
     Change in policy claims and other policyholders' funds                         (2,802)              4,708              (3,939)
     Deferred income tax provision (benefit)                                         7,029                 711              (9,591)
     Change in other liabilities                                                   (11,110)             (7,064)              7,595
     Amortization of premium, net                                                    2,682               2,315                 122
     Net realized (gain) loss on investments                                          (469)             (6,565)              4,788
     Other, net                                                                       (233)             (1,562)              2,544
                                                                                      ----              ------               -----
         Net cash (used in) provided by operating activities                        (7,648)             47,717              49,838

Cash flows from investing activities:
Fixed maturities held to maturity:
     Maturities                                                                     65,716              65,705              73,601
     Sales                                                                           5,128               8,466              31,117
Fixed maturities available for sale:
     Purchases                                                                    (101,665)           (593,888)           (298,885)
     Maturities                                                                    171,297             248,317             335,357
     Sales                                                                         176,296             469,126              48,492
Other investments:
     Purchases                                                                      (1,388)            (28,520)           (161,252)
     Sales                                                                          65,978              57,548              78,681
Change in amounts due from brokers                                                  (1,316)                 --                  --
Change in amounts due to brokers                                                      (828)            (29,132)             19,412
                                                                                      ----             -------              ------
         Net cash provided by investing activities                                 379,218             197,622             126,523

Cash flows from financing activities:
Activity related to universal life type insurance and investment contracts:
     Considerations received                                                       398,462             299,899             302,158
     Surrenders and other benefits                                                (926,220)           (753,821)           (707,052)
     Interest credited to account balances                                         191,040             208,583             228,533
                                                                                   -------             -------             -------
         Net cash used in financing activities                                    (336,718)           (245,339)           (176,361)
                                                                                  --------            --------            --------
Net increase in cash and cash equivalents                                           34,852                  --                  --
Cash and cash equivalents at beginning of year                                          --                  --                  --
                                                                                      ----                ----                ----
Cash and cash equivalents at end of year                                         $  34,852           $      --           $      --
                                                                                 =========           =========           =========
See accompanying notes.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

Notes to Financial Statements

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance business in 48 states. The Company's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and annual premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities and variable universal life are offered as well. The Company distributes its products through financial institutions and unbranded independent financial advisors.

Basis of presentation
The Company is a  wholly-owned  subsidiary  of IDS Life  Insurance  Company (IDS
Life), which is a wholly owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly owned subsidiary of American Express Company. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4).

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments
Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities and marketable equity securities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of accumulated other comprehensive (loss) income, net of deferred income taxes.

Realized investment gain or loss is determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

Mortgage loans on real estate are carried at amortized cost less a reserve for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment  of mortgage  loans is measured as the excess of the loan's  recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for mortgage loan losses. The reserve for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current and anticipated economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

The cost of interest rate caps and floors is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps and floors is included in other investments. Amounts paid or received under interest rate swap agreements are recognized as an adjustment to investment income.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

Statements of cash flows
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value.

Supplementary information to the statements of cash flows for the years ended December 31, is summarized as follows:

                                    2000        1999         1998
Cash paid during the year for:
Income taxes                     $14,861     $22,007      $19,035
Interest on borrowings             1,073       2,187        5,437

Recognition of profits on annuity contracts
Profits on fixed and variable deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits on fixed annuities represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses. Profits on variable annuities represent the excess of contractholder charges over the costs of benefits provided and other expenses.

The retrospective deposit method is used in accounting for fixed and variable universal life-type insurance. Under this method, profits are recognized over the lives of the policies in proportion to the estimated gross profits expected to be realized.

Policyholder and contractholder charges include surrender charges and fees collected regarding the issue and administration of annuity contracts.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs, and certain sales expenses, have been deferred on annuity contracts. These costs are amortized using primarily the interest method.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, mortality margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. For variable universal life-type insurance and deferred annuities, actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key assumptions underlying the amortization models prospectively. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. During 2000, unlocking adjustments resulted in a net increase in amortization of $1.5 million. Net unlocking adjustments in 1999 were not significant. During 1998, unlocking adjustments resulted in a net increase in amortization of $11 million.

Liabilities for future policy benefits
Liabilities for universal-life type insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Included in other liabilities at December 31, 2000 and 1999 are $9,944 and $2,147, receivable from and payable to, respectively, IDS Life for federal income taxes.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

Accounting changes
In June 1998, the Financial Accounting Standards Board (FASB) issued, and subsequently amended, Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities," which the company adopted on January 1, 2001. This Statement establishes accounting and reporting standards for derivative instruments, including some embedded in other contracts, and hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative will be recorded in income or directly to equity, depending on the instrument's designated use.

A one-time opportunity to reclassify held-to-maturity investments to available-for-sale is allowed without tainting the remaining securities in the held-to-maturity portfolio. The Company has elected to take this opportunity to reclass its held-to-maturity investments to available-for-sale.

As of January 1, 2001, the cumulative impact of applying the Statement's accounting requirements will not have a significant impact on the Company's financial position or results of operations.

In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," superceding SFAS No. 125. The Statement is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement is effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The company does not expect SFAS No. 140 to have a material impact on the company's financial position or results of operations.

In July 2000, the FASB's Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests in Securitized Financial Assets." The consensus must be adopted for fiscal quarters beginning after March 15, 2001, with earlier adoption permitted. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. Application of the provisions of the consensus will not have a material impact on the Company's financial position or results of operations.

Reclassifications
Certain 1999 and 1998 amounts have been reclassified to conform to the 2000 presentation.

2. INVESTMENTS
Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 2000 are as follows:

                                                  Gross      Gross
                                    Amortized  unrealized  unrealized     Fair
Held to maturity                      cost        gains      losses       value
U.S. Government agency obligations   $  6,949    $    26    $     55  $    6,920
State and municipal obligations         2,101          1          --       2,102
Corporate bonds and obligations       773,630      9,876      17,470     766,036
Mortgage-backed securities            151,411        801         239     151,973
                                      -------        ---         ---     -------
                                     $934,091    $10,704    $ 17,764  $  927,031
                                     ========    =======    ========  ==========
Available for sale
U.S. Government agency obligations $    5,154    $   284    $     --  $    5,438
State and municipal obligations         2,250          5          --       2,255
Corporate bonds and obligations     1,319,781     19,103     123,865   1,215,019
Mortgage-backed securities            836,721     10,780       1,726     845,775
                                      -------     ------       -----     -------
                                   $2,163,906    $30,172    $125,591  $2,068,487
                                   ==========    =======    ========  ==========

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1999 are as follows:

                                                   Gross       Gross
                                    Amortized   unrealized  unrealized    Fair
Held to maturity                      cost         gains      losses      value
U.S. Government agency obligations $    7,514     $   23    $   431   $    7,106
State and municipal obligations         3,002         44         --        3,046
Corporate bonds and obligations       816,826      5,966     23,311      799,482
Mortgage-backed securities            179,007        296      4,834      174,469
                                      -------        ---      -----      -------
                                   $1,006,349     $6,329    $28,576   $  984,103
                                   ==========     ======    =======   ==========
Available for sale
U.S. Government agency obligations $    2,047     $   --    $     47  $    1,999
State and municipal obligations         2,250         --         190       2,060
Corporate bonds and obligations     1,419,150      7,445      90,703   1,335,892
Mortgage-backed securities            988,352      1,929      25,746     964,536
                                      -------      -----      ------     -------
                                   $2,411,799     $9,374    $116,686  $2,304,487
                                   ==========     ======    ========  ==========

The amortized cost and fair value of investments in fixed maturities at December 31, 2000 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                     Amortized                    Fair
Held to maturity                       cost                       value
Due from one to five years            $405,375                  $402,691
Due from five to ten years             321,802                   317,320
Due in more than ten years              55,503                    55,047
Mortgage-backed securities             151,411                   151,973
                                       -------                   -------
                                      $934,091                  $927,031
                                      ========                  ========

                                    Amortized                     Fair
Available for sale                     cost                       value
Due from one to five years          $   61,851                $   67,514
Due from five to ten years             965,579                   878,853
Due in more than ten years             299,755                   276,345
Mortgage-backed securities             836,721                   845,775
                                       -------                   -------
                                    $2,163,906                $2,068,487
                                    ==========                ==========


During the years ended December 31, 2000, 1999 and 1998, fixed maturities classified as held to maturity were sold with amortized cost of $5,128, $8,466 and $31,117, respectively. Net gains and losses on these sales were not significant. The sales of these fixed maturities were due to significant deterioration in the issuers' creditworthiness.

In addition, fixed maturities available for sale were sold during 2000 with proceeds of $176,296 and gross realized gains and losses of $3,488 and $1,516 respectively. Fixed maturities available for sale were sold during 1999 with proceeds of $469,126 and gross realized gains and losses of $10,374 and $4,147, respectively. Fixed maturities available for sale were sold during 1998 with proceeds of $48,492 and gross realized gains and losses of $2,835 and $4,516, respectively.

At December 31, 2000, bonds carried at $3,259 were on deposit with various states as required by law.

At December 31, 2000, investments in fixed maturities comprised 80 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $463 million which are rated by AEFC internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

Rating                             2000       1999
Aaa/AAA                       $  998,333   $1,168,144
Aaa/AA                             1,000           --
Aa/AA                             34,535       42,859
Aa/A                              59,569       52,416
A/A                              367,643      422,668
A/BBB                            121,028      189,072
Baa/BBB                          989,301      995,152
Baa/BB                            67,156       64,137
Below investment grade           459,432      483,700
                                 -------      -------
                              $3,097,997   $3,418,148
                              ==========   ==========

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

At December 31, 2000, approximately 92 percent of the securities rated Aaa/AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than one percent of the Company's total investments in fixed maturities.

At December 31, 2000, approximately 19 percent of the Company's invested assets were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                              December 31, 2000             December 31, 1999
                          On balance    Commitments      On balance  Commitments
Region                       sheet      to purchase         sheet    to purchase
South Atlantic              $172,349       $--             $194,325      $   --
Middle Atlantic              106,376        --              118,699          --
East North Central           122,354        --              126,243          --
Mountain                     100,208        --              103,751          --
West North Central           110,669        --              125,891         513
New England                   39,877        --               43,345         802
Pacific                       38,559        --               41,396          --
West South Central            30,172        --               31,153          --
East South Central             6,749        --                7,100          --
                               -----     -----                -----       -----
                             727,313        --              791,903       1,315
Less allowance for losses      3,304        --                6,650          --
                               -----     -----                -----       -----
                            $724,009       $--             $785,253      $1,315
                            ========       ===             ========      ======

                              December 31, 2000            December 31, 1999
                          On balance   Commitments       On balance  Commitments
Property type                sheet     to purchase          sheet    to purchase
Department/retail stores    $214,927        $--            $232,449      $1,315
Apartments                   152,906         --             181,346          --
Office buildings             191,767         --             202,132          --
Industrial buildings          80,330         --              83,186          --
Hotels/Motels                 41,977         --              43,839          --
Medical buildings             29,173         --              32,284          --
Nursing/retirement homes       6,471         --               6,608          --
Mixed Use                      9,762         --              10,059          --
                               -----      -----              ------       -----
                             727,313         --             791,903       1,315
Less allowance for losses      3,304         --               6,650          --
                               -----      -----               -----       -----
                            $724,009        $--            $785,253      $1,315
                            ========        ===            ========      ======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2000 and 1999, the Company's recorded investment in impaired loans was $9,014 and $5,200, respectively, with allowances of $500 and $1,250, respectively. During 2000 and 1999, the average recorded investment in impaired loans was $4,684 and $5,399, respectively.

The  Company  recognized  $221,  $136 and $251 of  interest  income  related  to
impaired  loans  for  the  years  ended  December  31,  2000,   1999  and  1998,
respectively.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

The following table presents changes in the allowance for investment losses related to all loans:

                                              2000        1999         1998
Balance, January 1                            $6,650     $8,500       $3,718
(Reduction) provision for investment losses   (3,346)    (1,850)       4,782
                                              ------     ------        -----
Balance, December 31                          $3,304     $6,650       $8,500
                                              ======     ======       ======

At December 31, 2000 the Company had no commitments to purchase investments.

Net investment income for the years ended December 31 is summarized as follows:

                                  2000          1999             1998
Interest on fixed maturities    $237,201      $265,199         $285,260
Interest on mortgage loans        59,686        63,721           65,351
Interest on cash equivalents       1,136           534              137
Other                              5,693        (1,755)          (2,493)
                                   -----        ------           ------
                                 303,716       327,699          348,255
Less investment expenses           3,957         4,953            8,036
                                   -----         -----            -----
                                $299,759      $322,746         $340,219
                                ========      ========         ========

Net realized gain (loss) on investments for the years ended December 31 is summarized as follows:

                                  2000         1999           1998
Fixed maturities                $ (2,877)     $ 4,715        $    28
Mortgage loans                     3,346       (1,650)        (4,816)
                                   -----       ------         ------
                                $    469      $ 3,065        $(4,788)
                                ========      =======        =======

Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                        2000          1999          1998
Fixed maturities available for sale    $11,894     $(175,458)     $(8,032)

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The  income  tax  expense  for the years  ended  December  31,  consists  of the following:
                                2000        1999           1998
Federal income taxes:
Current                        $ 6,170      $15,531       $23,227
Deferred                         7,029          711        (9,591)
                                 -----          ---        ------
                                13,199       16,242        13,636
State income taxes-- current       888          433           759
                                   ---          ---           ---
Income tax expense             $14,087      $16,675       $14,395
                               =======      =======       =======

Increases  (decreases) to the federal income tax provision  applicable to pretax income  based on the  statutory  rate,  for the years  ended  December  31,  are attributable to:
                                                           2000                   1999                   1998
                                                   Provision   Rate       Provision    Rate      Provision   Rate
Federal income taxes based on the statutory rate     $13,458   35.0%      $17,731     35.0%       $13,972   35.0%
Increases (decreases) are attributable to :
     Tax-excluded interest                                (4)    --           (14)      --            (35)  (0.1)
     State tax, net of federal benefit                   578    1.5           281      0.5            493    1.2
Other, net                                                55    0.1        (1,323)    (2.6)           (35)    --
                                                          --    ---        ------     ----            ---    ---
Total income taxes                                   $14,087   36.6%      $16,675     32.9%       $14,395   36.1%
                                                     =======   ====       =======     ====        =======   ====

Significant   components  of  the  Company's  deferred  income  tax  assets  and liabilities as of December 31 are as follows:

Deferred income tax assets:                         2000            1999
Policy reserves                                    $40,242          $46,243
Unrealized losses on investments                    31,441           39,678
Other                                                6,208            1,070
                                                     -----            -----
     Total deferred income tax assets               77,891           86,991
                                                    ------           ------
Deferred income tax liabilities:
Deferred policy acquisition costs                   51,541           49,490
                                                    ------           ------
     Total deferred income tax liabilities          51,541           49,490
                                                    ------           ------
     Net deferred income tax assets                $26,350          $37,501
                                                   =======          =======

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus aggregated $31,152 and $58,223 as of December 31, 2000 and 1999, respectively. In addition, dividends in excess of $nil would require approval by the Insurance Department of the state of Indiana.

Statutory net (loss) income for the years ended December 31 and statutory capital and surplus as of December 31, are summarized as follows:

                                  2000          1999         1998
Statutory net (loss) income     $(11,928)    $ 15,241      $ 37,902
Statutory capital and surplus    315,930      343,094       330,588

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The state of Indiana has adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare their statutory-basis financial statements. Management believes these changes will not adversely impact the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS
The Company has purchased interest rate floors from IDS Life and entered into an interest rate swap with IDS Life to manage its exposure to interest rate risk. The interest rate floors had a carrying amount of $6,489 and $8,258 at December 31, 2000 and 1999, respectively. The interest rate swap is an off balance sheet transaction.

The Company has no employees. Charges by IDS Life for services and use of other joint facilities aggregated $45,191, $38,931 and $28,482 for the years ended December 31, 2000, 1999 and 1998, respectively. Certain of these costs are included in deferred policy acquisition costs.

6. LINES OF CREDIT
The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2000 or 1999.

7. DERIVATIVE FINANCIAL INSTRUMENTS
The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Credit risk related to interest rate caps and floors is measured by replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit exposure.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

The Company's holdings of derivative financial instruments are as follows:

                             Notional    Carrying        Fair       Total credit
December 31, 2000             amount      amount         value        exposure
Assets:
     Interest rate caps     $  500,000     $2,037      $    414       $    414
     Interest rate floors    2,000,000      6,489        13,185         13,185
Off balance sheet:
     Interest rate swaps     2,000,000         --       (51,369)       (51,369)
                             ---------     ------       -------        -------
                                           $8,526      $(37,770)      $(37,770)
                                           ======      ========       ========

                             Notional    Carrying       Fair       Total credit
December 31, 1999             amount      amount        value        exposure
Assets:
     Interest rate caps     $  900,000   $  3,212       $ 4,437         $ 4,437
     Interest rate floors    2,000,000      8,258         2,251           2,251
Off balance sheet:
     Interest rate swaps     2,000,000         --        18,274          18,274
                             ---------      -----        ------          ------
                                          $11,470       $24,962         $24,962
                                          =======       =======         =======

The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. All interest rate caps, floors and swaps will expire on various dates from 2001 to 2006.

Interest rate caps, floors and swaps are used to manage the Company's exposure to interest rate risk. These instruments are used primarily to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.


8. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                               December 31, 2000          December 31, 1999
                                              Carrying      Fair         Carrying        Fair
Financial Assets                               amount       value          amount       value
Investments:
Fixed maturities (Note 2):
     Held to maturity                       $  934,091   $  927,031     $1,006,349   $  984,103
     Available for sale                      2,068,487    2,068,487      2,304,487    2,304,487
Mortgage loans on real estate (Note 2)         724,009      740,992        785,253      770,095
Derivative financial instruments (Note 7)        8,526      (37,770)        11,470       24,962
Separate account assets (Note 1)               589,310      589,310        220,994      220,994
Cash and cash equivalents                       34,852       34,852             --           --

Financial Liabilities
Future policy benefits for fixed annuities  $3,567,085   $3,480,270     $3,905,849   $3,778,945
Separate account liabilities                   589,310      567,989        220,994      209,942
                                               -------      -------        -------      -------

At December 31, 2000 and 1999, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $17,699 and $15,633, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2000 and 1999.

The fair values of deferred annuities and separate account liabilities are estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2000 and 1999.

9. COMMITMENTS AND CONTINGENCIES
In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products, anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in one of these lawsuits. In September 2000, the court gave preliminary approval to the proposed settlement and AEFC has mailed notices to all of the over two million class members. A fairness hearing is scheduled for March 2001, with final approval anticipated in the second quarter, pending any legal appeals. The anticipated costs of settlement remain unchanged from 1999. The portion of the settlement allocated to the Company did not have a material impact on the Company's financial position or results of operations. The agreement also provides for release by class members of all insurance and annuity market conduct claims dating back to 1985 and is subject to a number of contingencies, including final court approval.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Performance Information ...............................p. 3

Calculating Annuity Payouts ..........................p. 14

Rating Agencies ......................................p. 15

Principal Underwriter ................................p. 15

Independent Auditors .................................p. 16

Financial Statements

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for

                    WELLS FARGO ADVANTAGE(SM) VARIABLE ANNUITY

                  American Enterprise Variable Annuity Account


                                   May 1, 2001


American  Enterprise  Variable Annuity Account is a separate account established
and  maintained  by  American   Enterprise  Life  Insurance   Company  (American
Enterprise Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.


American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
1-800-333-3437

                                TABLE OF CONTENTS

Performance Information....................................................p.  3

Calculating Annuity Payouts................................................p. 21

Rating Agencies............................................................p. 23

Principal Underwriter......................................................p. 23

Independent Auditors.......................................................p. 23


Condensed Financial Information (Unaudited) ...............................p. 24


Financial Statements

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                                  P(1+T) to the power of n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. For some subaccounts we do not provide any performance information because they are new and have not had any activity to date. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

Average Annual Total Return For Annuities With Withdrawal and Selection of the Five-Year Withdrawal Charge Schedule and the Enhanced Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 2000

                                                                              Performance since commencement of the fundb
                                                       Performance since
                                                      commencement of the                                        Since
Subaccount    Investing In:                               subaccounta         1 Year     5 Years   10 Years   Commencement
----------    -------------                               -----------         ------     -------   --------   ------------

              AXP(R) VARIABLE PORTFOLIO -
WBCA2            Blue Chip Advantage Fund (3/00;             -15.22%          -18.12%       --%        --%        -5.92%
                 9/99)c
WCAR2            Capital Resource Fund (3/00;                -22.97           -24.44       8.64      11.02        11.62
                 10/81)
WDEI2            Diversified Equity Income Fund                0.08            -9.34        --         --         -4.35
                 (3/00; 9/99)
WEXI2            Extra Income Fund (3/00; 5/96)              -16.88           -17.06        --         --         -0.30
WFDI2            Federal Income Fund (3/00; 9/99)             -1.04            -0.97        --         --         -0.91
WNDM2            New Dimensions Fund(R)(3/00; 5/96)          -19.96           -16.85        --         --         15.14
WSCA2            Small Cap Advantage Fund (3/00;             -16.73            -4.86        --         --          5.57
                 9/99)
              AIM V.I.
WCAP2            Capital Appreciation Fund (3/00;            -30.08           -18.50      12.90        --         15.01
                 5/93)
WVAL2            Value Fund (3/00; 5/93)                     -24.80           -21.89      13.29        --         14.96
              Dreyfus
WSRG2            The Dreyfus Socially Responsible            -16.41           -18.63      15.87        --         19.79
                 Growth Fund, Inc. - Initial Share
                 Class (3/00; 10/93)
              FIDELITY VIP
WDYC2            Dynamic Capital Appreciation                   --               --         --         --        -20.86e
                 Portfolio (Service Class 2)
                 (5/01; 9/00)d
WHIP2            High Income Portfolio (Service                 --            -29.33      -1.07      7.63          1.78
                 Class 2) (5/01; 9/85)d
WMDC2            Mid Cap Portfolio (Service Class               --             23.06        --         --         38.06
                 2) (5/01; 12/98)d
              FRANKLIN TEMPLETON VIP TRUST
WISE2            Franklin Income Securities Fund -             7.30             9.11       6.69      10.60         8.53
                 Class 2 (3/00; 1/89)f
WRES2            Franklin Real Estate Fund - Class            24.78            21.04       7.99      11.26         8.25
                 2 (3/00; 1/89)f
WSMC2            Franklin Small Cap Fund - Class 2           -39.06           -22.00      18.78        --         18.82
                 (3/00; 11/95)f
WMSS2            Mutual Shares Securities Fund -               8.98             3.32        --         --          8.91
                 Class 2 (3/00; 11/96)f
              GOLDMAN SACHS VIT
WUSE2            CORESM U.S. Equity Fund (3/00;              -14.95           -17.34        --         --          5.15
                 2/98)g
WGLI2            Global Income Fund (3/00; 1/98)              -1.21            -0.45        --         --          1.47
WITO2            Internet Tollkeeper FundSM (5/00;           -37.17              --         --         --        -37.16e
                 4/00) g
WMCV2            Mid Cap Value Fund (3/00; 5/98)              32.83            20.52        --         --          0.24
              MFS(R)
WGIS2            Investors Trust Series - Initial             -4.33            -8.76      13.51        --         14.40
                 Class (3/00; 10/95) h
WUTS2            Utilities Series - Initial Class            -13.69            -2.25      18.33        --         20.59
                 (3/00; 1/95)
              PUTNAM VARIABLE TRUST
WIGR2            Putnam VT International Growth              -22.80           -17.28        --         --         15.80
                 Fund - Class IB Shares (3/00;
                 1/97)i
WVIS2            Putnam VT Vista Fund - Class IB             -30.80           -12.32        --         --         18.23
                 Shares (3/00; 1/97)i


Average Annual Total Return For Annuities With Withdrawal and Selection of the Five-Year Withdrawal Charge Schedule and the Enhanced Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 2000 (continued)


                                                                              Performance since commencement of the fundb
                                                       Performance since
                                                      commencement of the                                        Since
Subaccount    Investing In:                               subaccounta         1 Year     5 Years   10 Years   Commencement
----------    -------------                               -----------         ------     -------   --------   ------------
              WELLS FARGO VT
WAAL2            Asset Allocation Fund (3/00;                 -8.04%           -7.71%     10.78%       --%        11.90%
                 4/94) c
WCBD2            Corporate Bond Fund (3/00; 9/99)             -0.28             0.67        --         --          0.00
WEQI2            Equity Income Fund (3/00; 5/96)               4.37            -6.77        --         --         11.21
WEQV2            Equity Value Fund (3/00; 5/98)                0.93            -3.62        --         --         -4.30
WGRO2            Growth Fund (3/00; 4/94)                    -19.04           -20.95      11.46        --         12.96
WIEQ2            International Equity Fund (7/00;            -17.41              --         --         --        -17.41e
                 7/00)
WLCG2            Large Company Growth Fund (3/00;            -12.04            -9.16        --         --          6.78
                 9/99)
WMMK2            Money Market Fund (3/00; 5/94)               -4.00            -3.47       2.49        --          2.86
WSCG2            Small Cap Growth Fund (3/00; 5/95)          -47.98           -29.06       7.16        --          9.25

a    Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
b Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.30% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.20% Enhanced Death Benefit Rider fee, a 0.30% Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges associated with the five-year withdrawal charge schedule. Premium taxes are not reflected in the above total returns.
c    (Commencement date of the subaccount; Commencement date of the fund).
d    Subaccount had not commenced operations as of Dec. 31, 2000.
e    Cumulative return (not annualized) since commencement date of the fund.
f Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
g    CORESM and Internet Tollkeeper FundSM are service marks of Goldman, Sachs &
     Co.
h    Previously named MFS(R)Growth with Income Series.
i Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.

Average Annual Total Return For Annuities Without Withdrawal and Selection of the Five-Year Withdrawal Charge Schedule and the Enhanced Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 2000


                                                                              Performance since commencement of the fundb
                                                       Performance since
                                                      commencement of the                                        Since
Subaccount    Investing In:                               subaccounta         1 Year     5 Years   10 Years   Commencement
----------    -------------                               -----------         ------     -------   --------   ------------
              AXP(R) VARIABLE PORTFOLIO -
WBCA2            Blue Chip Advantage Fund (3/00;              -9.09%          -12.27%       --%        --%        -0.75%
                 9/99)c
WCAR2            Capital Resource Fund (3/00;                -17.52           -19.15       8.92      11.02        11.62
                 10/81)
WDEI2            Diversified Equity Income Fund                7.53            -2.73        --         --          1.01
                 (3/00; 9/99)
WEXI2            Extra Income Fund (3/00; 5/96)              -10.90           -11.13        --         --          0.07
WFDI2            Federal Income Fund (3/00; 9/99)              6.32             6.36        --         --          4.67
WNDM2            New Dimensions Fund(R)(3/00; 5/96)          -14.24           -10.90        --         --         15.40
WSCA2            Small Cap Advantage Fund (3/00;             -10.74             2.13        --         --         11.42
                 9/99)
              AIM V.I.
WCAP2            Capital Appreciation Fund (3/00;            -25.25           -12.70      13.15        --         15.01
                 5/93)
WVAL2            Value Fund (3/00; 5/93)                     -19.51           -16.37      13.53        --         14.96
              Dreyfus
WSRG2            The Dreyfus Socially Responsible            -10.39           -12.83      16.09        --         19.79
                 Growth Fund, Inc. - Initial Share
                 Class (3/00; 10/93)
              FIDELITY VIP
WDYC2            Dynamic Capital Appreciation                   --               --         --         --        -15.28e
                 Portfolio (Service Class 2)
                 (5/01; 9/00)d
WHIP2            High Income Portfolio (Service                 --            -24.46      -0.75       7.63         1.78
                 Class 2) (5/01; 9/85)d
WMDC2            Mid Cap Portfolio (Service Class               --             31.06        --         --         40.20
                 2) (5/01; 12/98)d
              FRANKLIN TEMPLETON VIP TRUST
WISE2            Franklin Income Securities Fund -            15.33            17.11       7.00      10.60         8.53
                 Class 2 (3/00; 1/89)f
WRES2            Franklin Real Estate Fund - Class            32.81            29.04       8.28      11.26         8.25
                 2 (3/00; 1/89)f
WSMC2            Franklin Small Cap Fund - Class 2           -35.01           -16.50      18.98        --         18.82
                 (3/00; 11/95)f
WMSS2            Mutual Shares Securities Fund -              17.01            11.03        --         --          9.27
                 Class 2 (3/00; 11/96)f
              GOLDMAN SACHS VIT
WUSE2            CORESM U.S. Equity Fund (3/00;               -8.81           -11.43        --         --          7.01
                 2/98)g
WGLI2            Global Income Fund (3/00; 1/98)               6.13             6.92        --         --          3.32
WITO2            Internet Tollkeeper FundSM (5/00;           -32.96              --         --         --        -32.98e
                 4/00) g
WMCV2            Mid Cap Value Fund (3/00; 5/98)              40.87            28.52        --         --          2.30
              MFS(R)
WGIS2            Investors Trust Series - Initial              2.74            -2.11      13.75        --         14.40
                 Class (3/00; 10/95) h
WUTS2            Utilities Series - Initial Class             -7.44             4.98      18.53        --         20.59
                 (3/00; 1/95)
              PUTNAM VARIABLE TRUST
WIGR2            Putnam VT International Growth              -17.34           -11.37        --         --         16.44
                 Fund - Class IB Shares (3/00;
                 1/97)i
WVIS2            Putnam VT Vista Fund - Class IB             -26.04            -5.98        --         --         18.83
                 Shares (3/00; 1/97)i

Average Annual Total Return For Annuities Without Withdrawal and Selection of the Five-Year Withdrawal Charge Schedule and the Enhanced Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 2000 (continued)


                                                                              Performance since commencement of the fundb
                                                       Performance since
                                                      commencement of the                                        Since
Subaccount    Investing In:                               subaccounta         1 Year     5 Years   10 Years   Commencement
----------    -------------                               -----------         ------     -------   --------   ------------
              WELLS FARGO VT
WAAL2            Asset Allocation Fund (3/00;                 -1.29%           -0.96%     11.05%       --%        11.90%
                 4/94) c
WCBD2            Corporate Bond Fund (3/00; 9/99)              7.14             8.15        --         --          5.71
WEQI2            Equity Income Fund (3/00; 5/96)              12.20             0.06        --         --         11.50
WEQV2            Equity Value Fund (3/00; 5/98)                8.46             3.48        --         --         -2.37
WGRO2            Growth Fund (3/00; 4/94)                    -13.25           -15.35      11.71        --         12.96
WIEQ2            International Equity Fund (7/00;            -11.52              --         --         --        -11.52e
                 7/00)
WLCG2            Large Company Growth Fund (3/00;             -5.64            -2.54        --         --         12.72
                 9/99)
WMMK2            Money Market Fund (3/00; 5/94)                3.10             3.65       2.85        --          2.86
WSCG2            Small Cap Growth Fund (3/00; 5/95)          -44.71           -24.17       7.46        --          9.25

a    Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
b Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.30% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.20% Enhanced Death Benefit Rider fee and a 0.30% Guaranteed Minimum Income Benefit Rider fee. Premium taxes are not reflected in the above total returns.
c    (Commencement date of the subaccount; Commencement date of the fund)
d    Subaccount had not commenced operations as of Dec. 31, 2000.
e    Cumulative return (not annualized) since commencement date of the fund.
f Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
g    CORESM and Internet Tollkeeper FundSM are service marks of Goldman, Sachs &
     Co.
h    Previously named MFS(R)Growth with Income Series.
i Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.

Average Annual Total Return For Annuities With Withdrawal and Selection of the Five-Year Withdrawal Charge Schedule For Periods Ending Dec. 31, 2000


                                                                              Performance since commencement of the fundb
                                                       Performance since
                                                      commencement of the                                        Since
Subaccount    Investing In:                               subaccounta         1 Year     5 Years   10 Years   Commencement
----------    -------------                               -----------         ------     -------   --------   ------------
              AXP(R) VARIABLE PORTFOLIO -
WBCA4            Blue Chip Advantage Fund (3/00;             -14.82%          -17.65%       --%       --%         -5.40
                 9/99)c
WCAR4            Capital Resource Fund (3/00;                -22.59           -23.99       9.27      11.58        12.24
                 10/81)
WDEI4            Diversified Equity Income Fund                0.51            -8.86        --         --         -3.84
                 (3/00; 9/99)
WEXI4            Extra Income Fund (3/00; 5/96)              -16.49           -16.61        --         --          0.28
WFDI4            Federal Income Fund (3/00; 9/99)             -0.61            -0.46        --         --         -0.39
WNDM4            New Dimensions Fund(R)(3/00; 5/96)           -19.57          -16.38        --         --         15.76
WSCA4            Small Cap Advantage Fund (3/00;             -16.33            -4.37        --         --          6.14
                 9/99)
              AIM V.I.
WCAP4            Capital Appreciation Fund (3/00;            -29.71           -18.04      13.53        --         15.64
                 5/93)
WVAL4            Value Fund (3/00; 5/93)                     -24.41           -21.43      13.94        --         15.59
              Dreyfus
WSRG4            The Dreyfus Socially Responsible            -16.01           -18.17      16.51        --         20.45
                 Growth Fund, Inc. - Initial Share
                 Class (3/00; 10/93)
              FIDELITY VIP
WDYC4            Dynamic Capital Appreciation                   --               --         --         --        -20.74e
                 Portfolio (Service Class 2)
                 (5/01; 9/00)d
WHIP4            High Income Portfolio (Service                 --            -28.89      -0.47       8.17         2.47
                 Class 2) (5/01; 9/85)d
WMDC4            Mid Cap Portfolio (Service Class               --             23.72        --         --         38.78
                 2) (5/01; 12/98)d
              FRANKLIN TEMPLETON VIP TRUST
WISE4            Franklin Income Securities Fund -             7.77             9.69       7.24      11.16         9.08
                 Class 2 (3/00; 1/89)f
WRES4            Franklin Real Estate Fund - Class            25.32            21.68       8.54      11.82         8.80
                 2 (3/00; 1/89)f
WSMC4            Franklin Small Cap Fund - Class 2           -38.70           -21.55      19.45        --         19.42
                 (3/00; 11/95)f
WMSS4            Mutual Shares Securities Fund -               9.47             3.86        --         --          9.46
                 Class 2 (3/00;11/96)f
              GOLDMAN SACHS VIT
WUSE4            CORESM U.S. Equity Fund (3/00;              -14.55           -16.87        --         --          5.73
                 2/98)g
WGLI4            Global Income Fund (3/00; 1/98)              -0.79             0.06        --         --          2.01
WITO4            Internet Tollkeeper FundSM (5/00;           -36.88              --         --         --        -36.82e
                 4/00) g
WMCV4            Mid Cap Value Fund (3/00; 5/98)              33.42            21.16        --         --          0.78
              MFS(R)
WGIS4            Investors Trust Series - Initial             -3.92            -8.28      14.10        --         14.99
                 Class (3/00; 10/95) h
WUTS4            Utilities Series - Initial Class            -13.29            -1.74      18.93        --         21.20
                 (3/00; 1/95)
              PUTNAM VARIABLE TRUST
WIGR4            Putnam VT International Growth              -22.42           -16.83        --         --         16.42
                 Fund - Class IB Shares (3/00;
                 1/97)i
WVIS4            Putnam VT Vista Fund - Class IB             -30.43           -11.85        --         --         18.84
                 Shares (3/00; 1/97)i

Average Annual Total Return For Annuities  With  Withdrawal and Selection of the
Five-Year   Withdrawal   Charge  Schedule  For  Periods  Ending  Dec.  31,  2000
(continued)


                                                                              Performance since commencement of the fundb
                                                       Performance since
                                                      commencement of the                                        Since
Subaccount    Investing In:                               subaccounta         1 Year     5 Years   10 Years   Commencement
----------    -------------                               -----------         ------     -------   --------   ------------
              WELLS FARGO VT
WAAL4            Asset Allocation Fund (3/00;                 -7.63%           -7.23%     11.35%       --%        12.48%
                 4/94) c
WCBD4            Corporate Bond Fund (3/00; 9/99)              0.12             1.17        --         --          0.50
WEQI4            Equity Income Fund (3/00; 5/96)               4.82            -6.28        --         --         11.78
WEQV4            Equity Value Fund (3/00; 5/98)                1.37            -3.12        --         --         -3.74
WEQV4
WGRO4            Growth Fund (3/00; 4/94)                    -18.65           -20.49      12.09        --         13.58
WIEQ4            International Equity Fund (7/00;            -16.93              --         --         --        -16.93e
                 7/00)
WLCG4            Large Company Growth    Fund                -11.64            -8.68        --         --          7.37
                 (3/00; 9/99)
WMMK4            Money Market Fund (3/00; 5/94)               -3.61            -3.00       3.04        --          3.41
WSCG4            Small Cap Growth Fund (3/00; 5/95)          -47.64           -28.62       7.81        --          9.85

a    Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
b Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.30% mortality and expense risk fee, a 0.15% variable account administrative charge and applicable withdrawal charges associated with the five-year withdrawal charge schedule. Premium taxes are not reflected in the above total returns.
c    (Commencement date of the subaccount; Commencement date of the fund)
d    Subaccount had not commenced operations as of Dec. 31, 2000.
e    Cumulative return (not annualized) since commencement date of the fund.
f Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
g    CORESM and Internet Tollkeeper FundSM are service marks of Goldman, Sachs &
     Co.
h    Previously named MFS(R)Growth with Income Series.
i Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.

Average Annual Total Return For Annuities Without Withdrawal and Selection of the Five-Year Withdrawal Charge Schedule For Periods Ending Dec. 31, 2000


                                                                              Performance since commencement of the fundb
                                                       Performance since
                                                      commencement of the                                        Since
Subaccount    Investing In:                               subaccounta         1 Year     5 Years   10 Years   Commencement
----------    -------------                               -----------         ------     -------   --------   ------------
              AXP(R) VARIABLE PORTFOLIO -
WBCA4            Blue Chip Advantage Fund (3/00;              -8.72%          -11.80%       --%        --%        -0.22%
                 9/99)c
WCAR4            Capital Resource Fund (3/00;                -17.16           -18.68       9.55      11.58        12.24
                 10/81)
WDEI4            Diversified Equity Income Fund                7.95            -2.24        --         --          1.52
                 (3/00; 9/99)
WEXI4            Extra Income Fund (3/00; 5/96)              -10.54           -10.66        --         --          0.64
WFDI4            Federal Income Fund (3/00; 9/99)              6.73             6.89        --         --          5.20
WNDM4            New Dimensions Fund(R)(3/00; 5/96)           -13.88          -10.42        --         --         16.01
WSCA4            Small Cap Advantage Fund (3/00;             -10.36             2.65        --         --         12.00
                 9/99)
              AIM V.I.
WCAP4            Capital Appreciation Fund (3/00;            -24.90           -12.22      13.77        --         15.64
                 5/93)
WVAL4            Value Fund (3/00; 5/93)                     -19.14           -15.90      14.18        --         15.59
              Dreyfus
WSRG4            The Dreyfus Socially Responsible            -10.02           -12.36      16.73        --         20.45
                 Growth Fund, Inc. - Initial Share
                 Class (3/00; 10/93)
              FIDELITY VIP
WDYC4            Dynamic Capital Appreciation                   --               --         --         --        -15.15e
                 Portfolio (Service Class 2)
                 (5/01; 9/00)d
WHIP4            High Income Portfolio (Service                 --            -24.01      -0.15       8.17         2.47
                 Class 2) (5/01; 9/85)d
WMDC4            Mid Cap Portfolio (Service Class               --             31.72        --         --         40.91
                 2) (5/01; 12/98)d
              FRANKLIN TEMPLETON VIP TRUST
WISE4            Franklin Income Securities Fund -            15.77            17.69       7.54      11.16         9.08
                 Class 2 (3/00; 1/89)f
WRES4            Franklin Real Estate Fund - Class            33.32            29.68       8.82      11.82         8.80
                 2 (3/00; 1/89)f
WSMC4            Franklin Small Cap Fund - Class 2           -34.67           -16.03      19.65        --         19.42
                 (3/00; 11/95)f
WMSS4            Mutual Shares Securities Fund -              17.47            11.59        --         --          9.83
                 Class 2 (3/00;11/96)f
              GOLDMAN SACHS VIT
WUSE4            CORESM U.S. Equity Fund (3/00;               -8.43           -10.95        --         --          7.57
                 2/98)g
WGLI4            Global Income Fund (3/00; 1/98)               6.53             7.46        --         --          3.85
WITO4            Internet Tollkeeper FundSM (5/00;           -32.69              --         --         --        -32.63e
                 4/00) g
WMCV4            Mid Cap Value Fund (3/00; 5/98)              41.42            29.16        --         --          2.84
              MFS(R)
WGIS4            Investors Trust Series - Initial              3.13            -1.61      14.34        --         14.99
                 Class (3/00; 10/95) h
WUTS4            Utilities Series - Initial Class             -7.06             5.50      19.13        --         21.20
                 (3/00; 1/95)
              PUTNAM VARIABLE TRUST
WIGR4            Putnam VT International Growth              -16.98           -10.90        --         --         17.05
                 Fund - Class IB Shares (3/00;
                 1/97)i
WVIS4            Putnam VT Vista Fund - Class IB             -25.69            -5.49        --         --         19.44
                 Shares (3/00; 1/97)i


Average Annual Total Return For Annuities Without Withdrawal and Selection of the Five-Year Withdrawal Charge Schedule For Periods Ending Dec. 31, 2000 (continued)


                                                                              Performance since commencement of the fundb
                                                       Performance since
                                                      commencement of the                                        Since
Subaccount    Investing In:                               subaccounta         1 Year     5 Years   10 Years   Commencement
----------    -------------                               -----------         ------     -------   --------   ------------
              WELLS FARGO VT
WAAL4            Asset Allocation Fund (3/00;                 -0.90%           -0.46%     11.61%       --%        12.48%
                 4/94) c
WCBD4            Corporate Bond Fund (3/00; 9/99)              7.52             8.66        --         --          6.21%
WEQI4            Equity Income Fund (3/00; 5/96)              12.63             0.56        --         --         12.06
WEQV4            Equity Value Fund (3/00; 5/98)                8.88             4.00        --         --         -1.82
WEQV4
WGRO4            Growth Fund (3/00; 4/94)                    -12.88           -14.88      12.34        --         13.58
WIEQ4            International Equity Fund (7/00;            -11.01              --         --         --        -11.01e
                 7/00)
WLCG4            Large Company Growth    Fund                 -5.26            -2.04        --         --         13.32
                 (3/00; 9/99)
WMMK4            Money Market Fund (3/00; 5/94)                3.46             4.13       3.39        --          3.41
WSCG4            Small Cap Growth Fund (3/00; 5/95)          -44.39           -23.71       8.11        --          9.85

a    Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
b Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.30% mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes are not reflected in the above total returns.
c    (Commencement date of the subaccount; Commencement date of the fund)
d    Subaccount had not commenced operations as of Dec. 31, 2000.
e    Cumulative return (not annualized) since commencement date of the fund.
f Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
g    CORESM and Internet Tollkeeper FundSM are service marks of Goldman, Sachs &
     Co.
h    Previously named MFS(R)Growth with Income Series.
i Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.

Average Annual Total Return For Annuities With Withdrawal and Selection of the Seven-Year Withdrawal Charge Schedule and the Enhanced Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 2000

                                                     Performance since commencement of
                                                               the subaccount            Performance since commencement of the funda
                                                                             Since                                         Since
Subaccount   Investing In:                            1 Year    5 Years   Commencement    1 Year    5 Years  10 Years   Commencement
----------   -------------                            ------    -------   ------------    ------    -------  --------   ------------
             AXP(R) VARIABLE PORTFOLIO -
WBCA5           Blue Chip Advantage Fund (3/00;          --%       --%      -15.01%c      -17.91%      --%       --%        -5.69%
                9/99)b
ECR             Capital Resource Fund (2/95; 10/81)   -24.25      8.46       10.75        -24.25      8.46     11.25        11.87
WDEI5           Diversified Equity Income Fund           --        --         0.31c        -9.12       --        --         -4.12
                (3/00; 9/99)
EIA             Extra Income Fund (8/99; 5/96)        -16.88       --       -12.63        -16.88       --        --         -0.62
WFDI5           Federal Income Fund (3/00; 9/99)         --        --        -0.82c        -0.74       --        --         -0.67
EGD             New Dimensions Fund(R)(10/97; 5/96)    -16.64      --        12.83        -16.64       --        --         15.03
WSCA5           Small Cap Advantage Fund (3/00;          --        --       -16.53c        -4.61       --        --          5.84
                9/99)
             AIM V.I.
ECA             Capital Appreciation Fund (8/99;      -18.30       --        11.42        -18.30     12.82       --         15.30
                5/93)
EVA             Value Fund (10/97; 5/93)              -21.69       --        10.51        -21.69     13.21       --         15.20
             Dreyfus
ESR             The Dreyfus Socially Responsible      -18.41       --        -4.70        -18.41     15.83       --         20.08
                Growth Fund, Inc. - Initial Share
                Class (8/99; 10/93)
             FIDELITY VIP
WDYC5           Dynamic Capital Appreciation             --        --          --            --        --        --        -20.81e
                Portfolio (Service Class 2) (5/01;
                9/00)d
WHIP5           High Income Portfolio (Service           --        --          --         -29.15     -1.32      7.90        2.06
                Class 2) (5/01; 9/85)d
WMDC5           Mid Cap Portfolio (Service Class 2)      --        --          --          23.39       --        --         38.06
                (5/01; 12/98)d
             FRANKLIN TEMPLETON VIP TRUST
WISE5           Franklin Income Securities Fund -        --        --         7.57c         9.40      6.50     10.88         8.80
                Class 2 (3/00; 1/89)f
ERE             Franklin Real Estate Fund - Class 2    21.35       --        15.10         21.35      7.82     11.53         8.51
                (9/99; 1/89)f
WSMC5           Franklin Small Cap Fund - Class 2        --        --       -38.90c       -21.81     18.78       --         18.74
                (3/00; 11/95)f
EMU             Mutual Shares Securities Fund -         3.58       --         8.59          3.58       --        --          8.63
                Class 2 (9/99; 11/96)f
             GOLDMAN SACHS VIT
JUS             CORESM U.S. Equity Fund (9/99;        -17.13       --        -5.40        -17.13       --        --          5.11
                2/98)g
JGL             Global Income Fund (9/99; 1/98)        -0.21       --        -0.05         -0.21       --        --          1.41
WITO5           Internet Tollkeeper FundSM (5/00;        --        --       -37.03c          --        --        --        -37.01e
                4/00) g
JMC             Mid Cap Value Fund (10/99; 5/98)       20.84       --        17.58         20.84       --        --          0.14
             MFS(R)
WGIS5           Investors Trust Series - Initial         --        --        -4.11c        -8.54     13.44       --         14.25
                Class (3/00; 10/95) h
EUT             Utilities Series - Initial Class       -2.01     18.31       14.99         -2.01     18.31       --         20.63
                (9/99; 1/95)
             PUTNAM VARIABLE TRUST
EPL             Putnam VT International Growth Fund   -17.08       --        10.19        -17.08       --        --         15.79
                - Class IB Shares (9/99; 1/97)i
EPT             Putnam VT Vista Fund - Class IB       -12.11       --        14.41        -12.11       --        --         18.22
                Shares (8/99; 1/97)i

Average Annual Total Return For Annuities With Withdrawal and Selection of the Seven-Year Withdrawal Charge Schedule and the Enhanced Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 2000 (continued)


                                                     Performance since commencement of
                                                               the subaccount            Performance since commencement of the funda
                                                                             Since                                         Since
Subaccount   Investing In:                            1 Year    5 Years   Commencement    1 Year    5 Years  10 Years   Commencement
----------   -------------                            ------    -------   ------------    ------    -------  --------   ------------
             WELLS FARGO VT
WAAL5           Asset Allocation Fund (3/00; 4/94)b      --%       --%       -7.82%c       -7.48%    10.67%      --%        12.02%
WCBD5           Corporate Bond Fund (3/00; 9/99)         --        --        -0.11c         0.86       --        --          0.19
WEQI5           Equity Income Fund (3/00; 5/96)          --        --         4.62c        -6.54       --        --         11.05
WEQV5           Equity Value Fund (3/00; 5/98)           --        --         1.17c        -3.38       --        --         -4.39
WGRO5           Growth Fund (3/00; 4/94)                 --        --       -18.85c       -20.74     11.35       --         13.09
WIEQ5           International Equity Fund (7/00;         --        --       -17.31c          --        --        --        -17.31e
                7/00)
WLCG5           Large Company Growth Fund (3/00;         --        --       -11.83c        -8.94       --        --          7.04
                9/99)
WMMK5           Money Market Fund (3/00; 5/94)           --        --        -3.77c        -3.22      2.21       --          2.87
WSCG5           Small Cap Growth Fund (3/00; 5/95)       --        --       -47.85c       -28.88      6.98       --          9.05

a Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.05% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.20% Enhanced Death Benefit Rider fee, a 0.30% Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges associated with the seven-year withdrawal charge schedule. Premium taxes are not reflected in the above total returns.
b    (Commencement date of the subaccount; Commencement date of the fund)
c    Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
d    Subaccount had not commenced operations as of Dec. 31, 2000.
e    Cumulative return (not annualized) since commencement date of the fund.
f Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
g    CORESM and Internet Tollkeeper FundSM are service marks of Goldman, Sachs &
     Co.
h    Previously named MFS(R)Growth with Income Series.
i Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.

Average Annual Total Return For Annuities Without Withdrawal and Selection of the Seven-Year Withdrawal Charge Schedule and the Enhanced Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 2000


                                                     Performance since commencement of
                                                               the subaccount            Performance since commencement of the funda
                                                                             Since                                         Since
Subaccount   Investing In:                            1 Year    5 Years   Commencement    1 Year    5 Years  10 Years   Commencement
----------   -------------                            ------    -------   ------------    ------    -------  --------   ------------
             AXP(R) VARIABLE PORTFOLIO -
WBCA5           Blue Chip Advantage Fund (3/00;          --%       --%       -8.90%c      -12.05%      --%       --%        -0.51%
                9/99)b
ECR             Capital Resource Fund (2/95; 10/81)   -18.94      9.18        11.16       -18.94      9.18     11.25        11.87
WDEI5           Diversified Equity Income Fund           --        --         7.75c        -2.49       --        --          1.25
                (3/00; 9/99)
EIA             Extra Income Fund (8/99; 5/96)        -10.93       --        -7.99        -10.93       --        --          0.31
WFDI5           Federal Income Fund (3/00; 9/99)         --        --         6.53c         6.62       --        --          4.92
EGD             New Dimensions Fund(R)(10/97; 5/96)   -10.67       --        14.26        -10.67       --        --         15.67
WSCA5           Small Cap Advantage Fund (3/00;          --        --       -10.55c         2.40       --        --         11.71
                9/99)
             AIM V.I.
ECA             Capital Appreciation Fund (8/99;      -12.47       --        19.42        -12.47     13.43       --         15.30
                5/93)
EVA             Value Fund (10/97; 5/93)              -16.16       --        12.01        -16.16     13.81       --         15.20
             Dreyfus
ESR             The Dreyfus Socially Responsible      -12.60       --         0.22        -12.60     16.38       --         20.08
                Growth Fund, Inc. - Initial Share
                Class (8/99; 10/93)
             FIDELITY VIP
WDYC5           Dynamic Capital Appreciation             --        --          --            --        --        --        -15.22e
                Portfolio (Service Class 2)(5/01;
                9/00)d
WHIP5           High Income Portfolio (Service           --        --          --         -24.27     -0.50      7.90         2.06
                Class 2) (5/01; 9/85)d
WMDC5           Mid Cap Portfolio (Service Class 2)      --        --          --          31.39       --        --         40.55
                (5/01; 12/98)d
             FRANKLIN TEMPLETON VIP TRUST
WISE5           Franklin Income Securities Fund -        --        --        15.57c        17.40      7.27     10.88         8.80
                Class 2 (3/00; 1/89)f
ERE             Franklin Real Estate Fund - Class 2    29.35       --        21.08         29.35      8.55     11.53         8.51
                (9/99; 1/89)f
WSMC5           Franklin Small Cap Fund - Class 2        --        --       -34.87c       -16.29     19.27       --         19.11
                (3/00; 11/95)f
EMU             Mutual Shares Securities Fund -        11.32       --        14.67         11.32       --        --          9.55
                Class 2 (9/99; 11/96)f
             GOLDMAN SACHS VIT
JUS             CORESM U.S. Equity Fund (9/99;        -11.20       --        -0.12        -11.20       --        --          7.28
                2/98)g
JGL             Global Income Fund (9/99; 1/98)         7.19       --         5.68          7.19       --        --          3.58
WITO5           Internet Tollkeeper FundSM (5/00;        --        --       -32.84c          --        --        --        -32.82e
                4/00) g
JMC             Mid Cap Value Fund (10/99; 5/98)       28.84       --        23.72         28.84       --        --          2.56
             MFS(R)
WGIS5           Investors Trust Series - Initial         --        --         2.95c        -1.86     14.04       --         14.69
                Class (3/00; 10/95) h
EUT             Utilities Series - Initial Class        5.24       --        20.97          5.24     18.82       --         20.89
                (9/99; 1/95)
             PUTNAM VARIABLE TRUST
EPL             Putnam VT International Growth Fund   -11.15       --        16.24        -11.15       --        --         16.74
                - Class IB Shares (9/99; 1/97)i
EPT             Putnam VT Vista Fund - Class IB        -5.75       --        20.01         -5.75       --        --         19.12
                Shares (8/99; 1/97)i


Average Annual Total Return For Annuities Without Withdrawal and Selection of the Seven-Year Withdrawal Charge Schedule and the Enhanced Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 2000 (continued)


                                                     Performance since commencement of
                                                               the subaccount            Performance since commencement of the funda
                                                                             Since                                         Since
Subaccount   Investing In:                            1 Year    5 Years   Commencement    1 Year    5 Years  10 Years   Commencement
----------   -------------                            ------    -------   ------------    ------    -------  --------   ------------
             WELLS FARGO VT
WAAL5           Asset Allocation Fund (3/00; 4/94)b      --%       --%       -1.08%c       -0.71%    11.33%      --%        12.18%
WCBD5           Corporate Bond Fund (3/00; 9/99)         --        --         7.29c         8.35       --        --          5.92
WEQI5           Equity Income Fund (3/00; 5/96)          --        --        12.43c         0.31       --        --         11.78
WEQV5           Equity Value Fund (3/00; 5/98)           --        --         8.68c         3.74       --        --         -2.12
WGRO5           Growth Fund (3/00; 4/94)                 --        --       -13.07c       -15.13     11.99       --         13.24
WIEQ5           International Equity Fund (7/00;         --        --       -11.41c          --        --        --        -11.41e
                7/00)
WLCG5           Large Company Growth Fund (3/00;         --        --        -5.45c        -2.30       --        --         13.00
                9/99)
WMMK5           Money Market Fund (3/00; 5/94)           --        --         3.32c         3.92      3.11       --          3.32
WSCG5           Small Cap Growth Fund (3/00; 5/95)       --        --       -44.59c       -23.98      7.73       --          9.52

a Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.05% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.20% Enhanced Death Benefit Rider fee and a 0.30% Guaranteed Minimum Income Benefit Rider fee. Premium taxes are not reflected in the above total returns.
b    (Commencement date of the subaccount; Commencement date of the fund)
c    Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
d    Subaccount had not commenced operations as of Dec. 31, 2000.
e    Cumulative return (not annualized) since commencement date of the fund.
f Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
g    CORESM and Internet Tollkeeper FundSM are service marks of Goldman, Sachs &
     Co.
h    Previously named MFS(R)Growth with Income Series.
i Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.

Average Annual Total Return For Annuities With Withdrawal and Selection of the Seven-Year Withdrawal Charge Schedule For Periods Ending Dec. 31, 2000


                                                                              Performance since commencement of the fundb
                                                       Performance since
                                                      commencement of the                                        Since
Subaccount    Investing In:                               subaccounta         1 Year     5 Years   10 Years   Commencement
----------    -------------                               -----------         ------     -------   --------   ------------
              AXP(R) VARIABLE PORTFOLIO -
WBCA7            Blue Chip Advantage Fund (3/00;             -14.65%          -17.45%       --%        --%         -5.17%
                 9/99)c
WCAR7            Capital Resource Fund (3/00;                -22.43           -23.80       9.13      11.86         12.52
                 10/81)
WDEI7            Diversified Equity Income Fund                0.71            -8.64        --         --          -3.61
                 (3/00; 9/99)
WEXI7            Extra Income Fund (3/00; 5/96)              -16.31           -16.39        --         --          -0.03
WFDI7            Federal Income Fund (3/00; 9/99)             -0.43            -0.23        --         --          -0.16
WNDM7            New Dimensions Fund(R)(3/00; 5/96)          -19.40           -16.18        --         --          15.68
WSCA7            Small Cap Advantage Fund (3/00;             -16.16            -4.13        --         --           6.40
                 9/99)
              AIM V.I.
WCAP7            Capital Appreciation Fund (3/00;            -29.57           -17.83      13.46        --          15.93
                 5/93)
WVAL7            Value Fund (3/00; 5/93)                     -24.26           -21.24      13.87        --          15.88
              Dreyfus
WSRG7            The Dreyfus Socially Responsible            -15.83           -17.96      16.48        --          20.75
                 Growth Fund, Inc. - Initial Share
                 Class (3/00; 10/93)
              FIDELITY VIP
WDYC7            Dynamic Capital Appreciation                   --               --         --         --         -20.69e
                 Portfolio (Service Class 2)
                 (5/01; 9/00)d
WHIP7            High Income Portfolio (Service                 --            -28.71      -0.71       8.44          2.73
                 Class 2) (5/01; 9/85)d
WMDC7            Mid Cap Portfolio (Service Class               --             24.04        --         --          38.78
                 2) (5/01; 12/98)d
              FRANKLIN TEMPLETON VIP TRUST
WISE7            Franklin Income Securities Fund -             8.01             9.98       7.06      11.43          9.35
                 Class 2 (3/00; 1/89)f
WRES7            Franklin Real Estate Fund - Class            25.59            21.99       8.38      12.09          9.07
                 2 (3/00; 1/89)f
WSMC7            Franklin Small Cap Fund - Class 2           -38.56           -21.33      19.46        --          19.35
                 (3/00; 11/95)f
WMSS7            Mutual Shares Securities Fund -               9.70             4.11        --         --           9.20
                 Class 2 (3/00; 11/96)f
              GOLDMAN SACHS VIT
WUSE7            CORESM U.S. Equity Fund (3/00;              -14.30           -16.67        --         --           5.69
                 2/98)g
WGLI7            Global Income Fund (3/00; 1/98)              -0.59             0.31        --         --           1.95
WITO7            Internet Tollkeeper FundSM (5/00;           -36.77              --         --         --         -36.72e
                 4/00) g
WMCV7            Mid Cap Value Fund (3/00; 5/98)              33.70            21.47        --         --           0.68
              MFS(R)
WGIS7            Investors Trust Series - Initial             -3.67            -8.02      14.05        --          14.86
                 Class (3/00; 10/95) h
WUTS7            Utilities Series - Initial Class            -13.11            -1.49      18.93        --          21.25
                 (3/00; 1/95)
              PUTNAM VARIABLE TRUST
WIGR7            Putnam VT International Growth              -22.26           -16.62        --         --          16.40
                 Fund - Class IB Shares (3/00;
                 1/97)i
WVIS7            Putnam VT Vista Fund - Class IB             -30.28           -11.63        --         --          18.85
                 Shares (3/00; 1/97)i

Average Annual Total Return For Annuities  With  Withdrawal and Selection of the
Seven-Year   Withdrawal  Charge  Schedule  For  Periods  Ending  Dec.  31,  2000
(continued)


                                                                              Performance since commencement of the fundb
                                                       Performance since
                                                      commencement of the                                        Since
Subaccount    Investing In:                               subaccounta         1 Year     5 Years   10 Years   Commencement
----------    -------------                               -----------         ------     -------   --------   ------------
              WELLS FARGO VT
WAAL7            Asset Allocation Fund (3/00;                 -7.44%           -7.00%     11.24%       --%         12.60%
                 4/94)c
WCBD7            Corporate Bond Fund (3/00; 9/99)              0.20             1.32        --         --           0.67
WEQI7            Equity Income Fund (3/00; 5/96)               5.30            -6.05        --         --          11.63
WEQV7            Equity Value Fund (3/00; 5/98)                1.79            -2.67        --         --          -3.75
WGRO7            Growth Fund (3/00; 4/94)                    -18.49           -20.29      11.99        --          13.72
WIEQ7            International Equity Fund (7/00;            -16.83              --         --         --         -16.83e
                 7/00)
WLCG7            Large Company Growth Fund (3/00;            -11.46            -8.45        --         --           7.64
                 9/99)
WMMK7            Money Market Fund (3/00; 5/94)               -3.44            -2.73       2.77        --           3.43
WSCG7            Small Cap Growth Fund (3/00; 5/95)          -47.53           -28.44       7.64        --           9.66

a    Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
b Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.05% mortality and expense risk fee, a 0.15% variable account administrative charge and applicable withdrawal charges associated with the seven-year withdrawal charge schedule. Premium taxes are not reflected in the above total returns.
c    (Commencement date of the subaccount; Commencement date of the fund)
d    Subaccount had not commenced operations as of Dec. 31, 2000.
e    Cumulative return (not annualized) since commencement date of the fund.
f Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
g    CORESM and Internet Tollkeeper FundSM are service marks of Goldman, Sachs &
     Co.
h    Previously named MFS(R)Growth with Income Series.
i Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.

Average Annual Total Return For Annuities Without Withdrawal and Selection of the Seven-Year Withdrawal Charge Schedule For Periods Ending Dec. 31, 2000


                                                                              Performance since commencement of the fundb
                                                       Performance since
                                                      commencement of the                                        Since
Subaccount    Investing In:                               subaccounta         1 Year     5 Years   10 Years   Commencement
----------    -------------                               -----------         ------     -------   --------   ------------
              AXP(R) VARIABLE PORTFOLIO -
WBCA7            Blue Chip Advantage Fund (3/00;              -8.53%          -11.58%       --%        --%          0.02%
                 9/99)c
WCAR7            Capital Resource Fund (3/00;                -16.99           -18.48       9.83      11.86         12.52
                 10/81)
WDEI7            Diversified Equity Income Fund                8.17            -2.00        --         --           1.77
                 (3/00; 9/99)
WEXI7            Extra Income Fund (3/00; 5/96)              -10.34           -10.43        --         --           0.90
WFDI7            Federal Income Fund (3/00; 9/99)              6.92             7.14        --         --           5.44
WNDM7            New Dimensions Fund(R)(3/00; 5/96)          -13.70           -10.19        --         --          16.30
WSCA7            Small Cap Advantage Fund (3/00;             -10.18             2.90        --         --          12.28
                 9/99)
              AIM V.I.
WCAP7            Capital Appreciation Fund (3/00;            -24.75           -11.99      14.06        --          15.93
                 5/93)
WVAL7            Value Fund (3/00; 5/93)                     -18.98           -15.69      14.46        --          15.88
              Dreyfus
WSRG7            The Dreyfus Socially Responsible             -9.82           -12.13      17.02        --          20.75
                 Growth Fund, Inc. - Initial Share
                 Class (3/00; 10/93)
              FIDELITY VIP
WDYC7            Dynamic Capital Appreciation                   --               --         --         --         -15.10e
                 Portfolio (Service Class 2)
                 (5/01; 9/00)d
WHIP7            High Income Portfolio (Service                 --            -23.82       0.10      8.44           2.73
                 Class 2) (5/01; 9/85)d
WMDC7            Mid Cap Portfolio (Service Class               --             32.04        --         --          41.26
                 2) (5/01; 12/98)d
              FRANKLIN TEMPLETON VIP TRUST
WISE7            Franklin Income Securities Fund -            16.01            17.98       7.81      11.43          9.35
                 Class 2 (3/00; 1/89)f
WRES7            Franklin Real Estate Fund - Class            33.59            29.99       9.09      12.09          9.07
                 2 (3/00; 1/89)f
WSMC7            Franklin Small Cap Fund - Class 2           -34.52           -15.80      19.95        --          19.72
                 (3/00; 11/95)f
WMSS7            Mutual Shares Securities Fund -              17.70            11.86        --         --          10.10
                 Class 2 (3/00; 11/96)f
              GOLDMAN SACHS VIT
WUSE7            CORESM U.S. Equity Fund (3/00;               -8.24           -10.73        --         --           7.84
                 2/98)g
WGLI7            Global Income Fund (3/00; 1/98)               6.75             7.73        --         --           4.11
WITO7            Internet Tollkeeper FundSM (5/00;           -32.58              --         --         --         -32.52e
                 4/00) g
WMCV7            Mid Cap Value Fund (3/00; 5/98)              41.70            29.47        --         --           3.09
              MFS(R)
WGIS7            Investors Trust Series - Initial              3.40            -1.33      14.63        --          15.29
                 Class (3/00; 10/95) h
WUTS7            Utilities Series - Initial Class             -6.86             5.77      19.42        --          21.50
                 (3/00; 1/95)
              PUTNAM VARIABLE TRUST
WIGR7            Putnam VT International Growth              -16.80           -10.67        --         --          17.34
                 Fund - Class IB Shares (3/00;
                 1/97)i
WVIS7            Putnam VT Vista Fund - Class IB             -25.52            -5.24        --         --          19.74
                 Shares (3/00; 1/97)i


Average Annual Total Return For Annuities Without Withdrawal and Selection of the Seven-Year Withdrawal Charge Schedule For Periods Ending Dec. 31, 2000 (continued)


                                                                              Performance since commencement of the fundb
                                                       Performance since
                                                      commencement of the                                        Since
Subaccount    Investing In:                               subaccounta         1 Year     5 Years   10 Years   Commencement
----------    -------------                               -----------         ------     -------   --------   ------------
              WELLS FARGO VT
WAAL7            Asset Allocation Fund (3/00;                 -0.70%           -0.21%     11.89%       --%         12.75%
                 4/94)c
WCBD7            Corporate Bond Fund (3/00; 9/99)              7.61             8.82        --         --           6.39
WEQI7            Equity Income Fund (3/00; 5/96)              13.15             0.82        --         --          12.34
WEQV7            Equity Value Fund (3/00; 5/98)                9.34             4.49        --         --          -1.49
WGRO7            Growth Fund (3/00; 4/94)                    -12.70           -14.66      12.62        --          13.86
WIEQ7            International Equity Fund (7/00;            -10.90              --         --         --         -10.90e
                 7/00)
WLCG7            Large Company Growth Fund (3/00;             -5.07            -1.80        --         --          13.60
                 9/99)
WMMK7            Money Market Fund (3/00; 5/94)                3.66             4.42       3.66        --           3.67
WSCG7            Small Cap Growth Fund (3/00; 5/95)          -44.27           -23.52       8.38        --          10.12

a    Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
b Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.05% mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes are not reflected in the above total returns.
c    (Commencement date of the subaccount; Commencement date of the fund)
d    Subaccount had not commenced operations as of Dec. 31, 2000.
e    Cumulative return (not annualized) since commencement date of the fund.
f Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
g    CORESM and Internet Tollkeeper FundSM are service marks of Goldman, Sachs &
     Co.
h    Previously named MFS(R)Growth with Income Series.
i Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.


Cumulative Total Return

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                        P

where:                P =  a hypothetical initial payment of $1,000
                    ERV =  Ending  Redeemable  Value of a hypothetical  $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the withdrawal charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a withdrawal charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge, the variable account administrative charge, the Benefit ProtectorSM Death Benefit Rider fee, the Benefit ProtectorSM Plus Death Benefit Rider fee, the Enhanced Death Benefit Rider fee, the Guaranteed Minimum Income Benefit Rider fee and the mortality and expense risk fee.

Calculation of Yield for a Subaccount Investing in a Money Market Fund

Annualized Simple Yield:


For a subaccount investing in a money market fund, we base quotations of simple yield on:


          (a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
          (b) less a pro rata share of the subaccount expenses accrued over the period;
          (c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and


          (d)  raising the base period return to the power of 365/7.


The subaccount's value includes:
o    any declared dividends,
o the value of any shares purchased with dividends paid during the period, and
o    any dividends declared for such shares.

It does not include:
o    the effect of any applicable withdrawal charge, or
o    any realized or unrealized gains or losses.

Annualized Compound Yield:

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

      Compound Yield = [(Base Period Return + 1) to the power of 365/7] -1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

Annualized Yield for Subaccounts Investing in Income Funds

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                  YIELD = 2[(( a-b + 1) to the power of 6) - 1]
                               ---
                               cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized Yield Based on the 30-Day Period Ending Dec. 31, 2000

Subaccount  Investing In:                                                Yield
----------  -------------                                                -----
WDEI2       AXP(R)Variable Portfolio - Diversified Equity Income Fund     0.00%
WDEI4       AXP(R)Variable Portfolio - Diversified Equity Income Fund     0.00
WDEI5       AXP(R)Variable Portfolio - Diversified Equity Income Fund     0.00
WDEI7       AXP(R)Variable Portfolio - Diversified Equity Income Fund     0.00
WEXI2       AXP(R)Variable Portfolio - Extra Income Fund                 10.27
WEXI4       AXP(R)Variable Portfolio - Extra Income Fund                 10.49
EIA         AXP(R)Variable Portfolio - Extra Income Fund                 10.98
WEXI7       AXP(R)Variable Portfolio - Extra Income Fund                 10.42
WFDI2       AXP(R)Variable Portfolio - Federal Income Fund                5.14
WFDI4       AXP(R)Variable Portfolio - Federal Income Fund                5.43
WFDI5       AXP(R)Variable Portfolio - Federal Income Fund                5.39
WFDI7       AXP(R)Variable Portfolio - Federal Income Fund                5.21


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

         The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily,
         Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.


CALCULATING ANNUITY PAYOUTS

The Variable Account

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then
o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o    the annuity unit value on the valuation date; by
o    the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o    the net investment factor; and
o    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor:

We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o    dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee, the variable account administrative charge and the Enhanced Death Benefit Rider fee (if selected) from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

The One-Year Fixed Account

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your one-year fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then
o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES


The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to our general account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.



    Rating Agency                  Rating

      A.M. Best                 A+ (Superior)

    Duff & Phelps                    AAA

       Moody's                 Aa2 (Excellent)

--------------------------------------------------------------------------------
A.M. Best's superior rating reflects our strong distribution network, favorable overall balance sheet, consistently improving profitability, adequate level of capitalization and asset/liability management expertise.

Duff & Phelps rating reflects our consistently excellent profitability record, leadership position in chosen markets, stable operating leverage and effective use of asset/liability management techniques.

Moody's excellent rating reflects our leadership position in financial planning, strong asset, liability management and good capitalization. American Enterprise Life has a strong market focus and greatly emphasizes quality service. This information applies only to fixed products invested in American Enterprise Life's General Account and reflects American Enterprise Life's ability to fulfill its obligations under its contracts. This information does not relate to the management and performance of the separate account assets associated with American Enterprise Life's variable products.

PRINCIPAL UNDERWRITER

The principal underwriter for the contracts is American Express Financial Advisors Inc. (AEFA) which offers them on a continuous basis.


Withdrawal charges received by AEFA for the last year aggregated total $622,606.

Commissions paid by American Enterprise Life for the last year aggregated total $32,468,381.

This contract was new as of 2000 and, therefore, we do not have three years of history for withdrawal charges received and commissions paid.


INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

Condensed Financial Information

(Unaudited)

The following tables give per-unit information about the financial history of each subaccount. We have not provided this information for some subaccounts because they are new and do not have any history.


Year ended Dec. 31,                                                             2000    1999   1998    1997    1996   1995

Subaccount WBCA2(1) (Investing in shares of AXP(R)Variable Portfolio - Blue Chip Advantage Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.91      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          130      --     --      --      --     --

Ratio of operating expense to average net assets                               1.65%      --     --      --      --     --

Subaccount WBCA4(1) (Investing in shares of AXP(R)Variable Portfolio - Blue Chip Advantage Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.91      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          406      --     --      --      --     --

Ratio of operating expense to average net assets                               1.45%      --     --      --      --     --

Subaccount WBCA5(1) (Investing in shares of AXP(R)Variable Portfolio - Blue Chip Advantage Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.91      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)            5      --     --      --      --     --

Ratio of operating expense to average net assets                               1.40%      --     --      --      --     --

Subaccount WBCA7(1) (Investing in shares of AXP(R)Variable Portfolio - Blue Chip Advantage Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.92      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          364      --     --      --      --     --

Ratio of operating expense to average net assets                               1.20%      --     --      --      --     --

Subaccount ECR(2) (Investing in shares of AXP(R)Variable Portfolio - Capital Resource Fund)

Accumulation unit value at beginning of period                                 $2.33   $1.91  $1.56   $1.27   $1.20  $1.00

Accumulation unit value at end of period                                       $1.89   $2.33  $1.91   $1.56   $1.27  $1.20

Number of accumulation units outstanding at end of period (000 omitted)        6,358   5,864  5,163   3,813   2,350    818

Ratio of operating expense to average net assets                               1.40%   1.40%  1.40%   1.40%   1.50%  1.50%

Subaccount WCAR2(1) (Investing in shares of AXP(R)Variable Portfolio - Capital Resource Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.83      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)           13      --     --      --      --     --

Ratio of operating expense to average net assets                               1.65%      --     --      --      --     --

Subaccount WCAR4(1) (Investing in shares of AXP(R)Variable Portfolio - Capital Resource Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.83      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)           99      --     --      --      --     --

Ratio of operating expense to average net assets                               1.45%      --     --      --      --     --

Subaccount WCAR7(1) (Investing in shares of AXP(R)Variable Portfolio - Capital Resource Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.83      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)           66      --     --      --      --     --

Ratio of operating expense to average net assets                               1.20%      --     --      --      --     --

Subaccount WDEI2(1) (Investing in shares of AXP(R)Variable Portfolio - Diversified Equity Income Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $1.08      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)            3      --     --      --      --     --

Ratio of operating expense to average net assets                               1.65%      --     --      --      --     --

Subaccount WDEI4(1) (Investing in shares of AXP(R)Variable Portfolio - Diversified Equity Income Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $1.08      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)           63      --     --      --      --     --

Ratio of operating expense to average net assets                               1.45%      --     --      --      --     --

Subaccount WDEI5(1) (Investing in shares of AXP(R)Variable Portfolio - Diversified Equity Income Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $1.08      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)            7      --     --      --      --     --

Ratio of operating expense to average net assets                               1.40%      --     --      --      --     --

Subaccount WDEI7(1) (Investing in shares of AXP(R)Variable Portfolio - Diversified Equity Income Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $1.08      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)           98      --     --      --      --     --

Ratio of operating expense to average net assets                               1.20%      --     --      --      --     --

Subaccount EIA(3) (Investing in shares of AXP(R)Variable Portfolio - Extra Income Fund)

Accumulation unit value at beginning of period                                 $1.00   $1.00     --      --      --     --

Accumulation unit value at end of period                                       $0.90   $1.00     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          556       8     --      --      --     --

Ratio of operating expense to average net assets                               1.40%   1.40%     --      --      --     --

Subaccount WEXI2(1) (Investing in shares of AXP(R)Variable Portfolio - Extra Income Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.88      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)           62      --     --      --      --     --

Ratio of operating expense to average net assets                               1.65%      --     --      --      --     --

Subaccount WEXI4(1) (Investing in shares of AXP(R)Variable Portfolio - Extra Income Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.88      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          217      --     --      --      --     --

Ratio of operating expense to average net assets                               1.45%      --     --      --      --     --

Subaccount WEXI7(1) (Investing in shares of AXP(R)Variable Portfolio - Extra Income Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.90      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          175      --     --      --      --     --

Ratio of operating expense to average net assets                               1.20%      --     --      --      --     --

Subaccount WFDI2(1) (Investing in shares of AXP(R)Variable Portfolio - Federal Income Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $1.05      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          331      --     --      --      --     --

Ratio of operating expense to average net assets                               1.65%      --     --      --      --     --

Subaccount WFDI4(1) (Investing in shares of AXP(R)Variable Portfolio - Federal Income Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $1.05      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          328      --     --      --      --     --

Ratio of operating expense to average net assets                               1.45%      --     --      --      --     --

Subaccount WFDI5(1) (Investing in shares of AXP(R)Variable Portfolio - Federal Income Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $1.06      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)           39      --     --      --      --     --

Ratio of operating expense to average net assets                               1.40%      --     --      --      --     --

Subaccount WFDI7(1) (Investing in shares of AXP(R)Variable Portfolio - Federal Income Fund)
Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $1.07      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          125      --     --      --      --     --

Ratio of operating expense to average net assets                               1.20%      --     --      --      --     --

Subaccount EGD(4) (Investing in shares of AXP(R)Variable Portfolio - New Dimensions Fund(R))

Accumulation unit value at beginning of period                                 $1.72   $1.32  $1.05   $1.00      --     --

Accumulation unit value at end of period                                       $1.54   $1.72  $1.32   $1.05      --     --

Number of accumulation units outstanding at end of period (000 omitted)        3,717   2,141  1,108      69      --     --

Ratio of operating expense to average net assets                               1.40%   1.40%  1.40%   1.40%      --     --

Subaccount  WNDM2(1) (Investing in shares of AXP(R)Variable Portfolio - New Dimensions Fund(R))

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.86      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          483      --     --      --      --     --

Ratio of operating expense to average net assets                               1.65%      --     --      --      --     --

Subaccount  WNDM4(1) (Investing in shares of AXP(R)Variable Portfolio - New Dimensions Fund(R))

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.86      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          868      --     --      --      --     --

Ratio of operating expense to average net assets                               1.45%      --     --      --      --     --

Subaccount  WNDM7(1) (Investing in shares of AXP(R)Variable Portfolio - New Dimensions Fund(R))

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.86      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)        1,038      --     --      --      --     --

Ratio of operating expense to average net assets                               1.20%      --     --      --      --     --

Subaccount  WSCA2(1) (Investing in shares of AXP(R)Variable Portfolio - Small Cap Advantage Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.90      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)           39      --     --      --      --     --

Ratio of operating expense to average net assets                               1.65%      --     --      --      --     --

Subaccount  WSCA4(1) (Investing in shares of AXP(R)Variable Portfolio - Small Cap Advantage Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.90      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)           81      --     --      --      --     --

Ratio of operating expense to average net assets                               1.45%      --     --      --      --     --

Subaccount  WSCA5(1) (Investing in shares of AXP(R)Variable Portfolio - Small Cap Advantage Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.90      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)           16      --     --      --      --     --

Ratio of operating expense to average net assets                               1.40%      --     --      --      --     --

Subaccount  WSCA7(1) (Investing in shares of AXP(R)Variable Portfolio - Small Cap Advantage Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.90      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)            9      --     --      --      --     --

Ratio of operating expense to average net assets                               1.20%      --     --      --      --     --

Subaccount ECA(3) (Investing in shares of AIM V.I. Capital Appreciation Fund)

Accumulation unit value at beginning of period                                 $1.43   $1.00     --      --      --     --

Accumulation unit value at end of period                                       $1.26   $1.43     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)        3,037      57     --      --      --     --

Ratio of operating expense to average net assets                               1.40%   1.40%     --      --      --     --

Subaccount WCAP2(1) (Investing in shares of AIM V.I. Capital Appreciation Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.75      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          149      --     --      --      --     --

Ratio of operating expense to average net assets                               1.65%      --     --      --      --     --

Subaccount WCAP4(1) (Investing in shares of AIM V.I. Capital Appreciation Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.75      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)        2,561      --     --      --      --     --

Ratio of operating expense to average net assets                               1.45%      --     --      --      --     --

Subaccount WCAP7(1) (Investing in shares of AIM V.I. Capital Appreciation Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.75      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)        1,707      --     --      --      --     --

Ratio of operating expense to average net assets                               1.20%      --     --      --      --     --

Subaccount EVA(5) (Investing in shares of AIM V.I. Value Fund)

Accumulation unit value at beginning of period                                 $1.72   $1.34  $1.03   $1.00      --     --

Accumulation unit value at end of period                                       $1.45   $1.72  $1.34   $1.03      --     --

Number of accumulation units outstanding at end of period (000 omitted)       11,388   5,638  1,779      66      --     --

Ratio of operating expense to average net assets                               1.40%   1.40%  1.40%   1.40%      --     --

Subaccount WVAL2(1) (Investing in shares of AIM V.I. Value Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.81      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)        1,483      --     --      --      --     --

Ratio of operating expense to average net assets                               1.65%      --     --      --      --     --

Subaccount WVAL4(1) (Investing in shares of AIM V.I. Value Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.81      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)        5,200      --     --      --      --     --

Ratio of operating expense to average net assets                               1.45%      --     --      --      --     --

Subaccount WVAL7(1) (Investing in shares of AIM V.I. Value Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.81      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)        5,982      --     --      --      --     --

Ratio of operating expense to average net assets                               1.20%      --     --      --      --     --

Subaccount  ESR(3)  (Investing  in shares of The  Dreyfus  Socially  Responsible
Growth Fund, Inc.)

Accumulation unit value at beginning of period                                 $1.23   $1.00     --      --      --     --

Accumulation unit value at end of period                                       $1.08   $1.23     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          423     123     --      --      --     --

Ratio of operating expense to average net assets                               1.40%   1.40%     --      --      --     --

Subaccount  WSRG2(1)  (Investing in shares of The Dreyfus  Socially  Responsible
Growth Fund, Inc.)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.90      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)           71      --     --      --      --     --

Ratio of operating expense to average net assets                               1.65%      --     --      --      --     --

Subaccount  WSRG4(1)  (Investing in shares of The Dreyfus  Socially  Responsible
Growth Fund, Inc.)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.90      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)        1,009      --     --      --      --     --

Ratio of operating expense to average net assets                               1.45%      --     --      --      --     --

Subaccount  WSRG7(1)  (Investing in shares of The Dreyfus  Socially  Responsible
Growth Fund, Inc.)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.90      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          834      --     --      --      --     --

Ratio of operating expense to average net assets                               1.20%      --     --      --      --     --

Subaccount  WISE2(1)  (Investing in shares of FTVIPT Franklin Income  Securities
Fund - Class 2)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.99      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          177      --     --      --      --     --

Ratio of operating expense to average net assets                               1.65%      --     --      --      --     --

Subaccount  WISE4(1)  (Investing in shares of FTVIPT Franklin Income  Securities
Fund - Class 2)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.99      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          287      --     --      --      --     --

Ratio of operating expense to average net assets                               1.45%      --     --      --      --     --

Subaccount  WISE5(1)  (Investing in shares of FTVIPT Franklin Income  Securities
Fund - Class 2)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.99      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)           34      --     --      --      --     --

Ratio of operating expense to average net assets                               1.40%      --     --      --      --     --

Subaccount  WISE7(1)  (Investing in shares of FTVIPT Franklin Income  Securities
Fund - Class 2)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $1.16      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          102      --     --      --      --     --

Ratio of operating expense to average net assets                               1.20%      --     --      --      --     --

Subaccount  ERE(6)  (Investing  in shares of FTVIPT  Franklin Real Estate Fund -
Class 2)

Accumulation unit value at beginning of period                                 $0.97   $1.00     --      --      --     --

Accumulation unit value at end of period                                       $1.25   $0.97     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          197       1     --      --      --     --

Ratio of operating expense to average net assets                               1.40%   1.40%     --      --      --     --

Subaccount  WRES2(1)  (Investing in shares of FTVIPT Franklin Real Estate Fund -
Class 2)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $1.18      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)            2      --     --      --      --     --

Ratio of operating expense to average net assets                               1.65%      --     --      --      --     --

Subaccount  WRES4(1)  (Investing in shares of FTVIPT Franklin Real Estate Fund -
Class 2)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $1.18      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)           72      --     --      --      --     --

Ratio of operating expense to average net assets                               1.45%      --     --      --      --     --

Subaccount  WRES7(1)  (Investing in shares of FTVIPT Franklin Real Estate Fund -
Class 2)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $1.34      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)           24      --     --      --      --     --

Ratio of operating expense to average net assets                               1.20%      --     --      --      --     --

Subaccount  WSMC2(1)  (Investing in shares of FTVIPT  Franklin  Small Cap Fund -
Class 2)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.60      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          258      --     --      --      --     --

Ratio of operating expense to average net assets                               1.65%      --     --      --      --     --

Subaccount  WSMC4(1)  (Investing in shares of FTVIPT  Franklin  Small Cap Fund -
Class 2)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.65      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)        1,583      --     --      --      --     --

Ratio of operating expense to average net assets                               1.45%      --     --      --      --     --

Subaccount  WSMC5(1)  (Investing in shares of FTVIPT  Franklin  Small Cap Fund -
Class 2)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.61      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          260      --     --      --      --     --

Ratio of operating expense to average net assets                               1.40%      --     --      --      --     --

Subaccount  WSMC7(1)  (Investing in shares of FTVIPT  Franklin  Small Cap Fund -
Class 2)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.66      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)        1,378      --     --      --      --     --

Ratio of operating expense to average net assets                               1.20%      --     --      --      --     --

Subaccount EMU(6) (Investing in shares of FTVIPT Mutual Shares Securities Fund -
Class 2)

Accumulation unit value at beginning of period                                 $1.05   $1.00     --      --      --     --

Accumulation unit value at end of period                                       $1.17   $1.05     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          170      31     --      --      --     --

Ratio of operating expense to average net assets                               1.40%   1.40%     --      --      --     --

Subaccount WMSS2(1) (Investing in shares of FTVIPT Mutual Shares Securities Fund
- Class 2)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $1.11      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)            3      --     --      --      --     --

Ratio of operating expense to average net assets                               1.65%      --     --      --      --     --

Subaccount WMSS4(1) (Investing in shares of FTVIPT Mutual Shares Securities Fund
- Class 2)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $1.11      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          102      --     --      --      --     --

Ratio of operating expense to average net assets                               1.45%      --     --      --      --     --

Subaccount WMSS7(1) (Investing in shares of FTVIPT Mutual Shares Securities Fund
- Class 2)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $1.18      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          245      --     --      --      --     --

Ratio of operating expense to average net assets                               1.20%      --     --      --      --     --

Subaccount JUS(6) (Investing in shares of Goldman Sachs VIT CORE(SM) U.S. Equity Fund)

Accumulation unit value at beginning of period                                 $1.12   $1.00     --      --      --     --

Accumulation unit value at end of period                                       $1.00   $1.12     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)        1,247     480     --      --      --     --

Ratio of operating expense to average net assets                               1.40%   1.40%     --      --      --     --

Subaccount WUSE2(1) (Investing in shares of Goldman Sachs VIT CORE(SM) U.S. Equity Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.91      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          144      --     --      --      --     --

Ratio of operating expense to average net assets                               1.65%      --     --      --      --     --

Subaccount WUSE4(1) (Investing in shares of Goldman Sachs VIT CORE(SM) U.S. Equity Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.92      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          633      --     --      --      --     --

Ratio of operating expense to average net assets                               1.45%      --     --      --      --     --

Subaccount WUSE7(1) (Investing in shares of Goldman Sachs VIT CORE(SM) U.S. Equity Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.92      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          730      --     --      --      --     --

Ratio of operating expense to average net assets                               1.20%      --     --      --      --     --

Subaccount JGL(6) (Investing in shares of Goldman Sachs VIT Global Income Fund)

Accumulation unit value at beginning of period                                 $0.97   $1.00     --      --      --     --

Accumulation unit value at end of period                                       $1.04   $0.97     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          398      34     --      --      --     --

Ratio of operating expense to average net assets                               1.40%   1.40%     --      --      --     --

Subaccount WGLI2(1) (Investing in shares of Goldman Sachs VIT Global Income Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $1.06      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          184      --     --      --      --     --

Ratio of operating expense to average net assets                               1.65%      --     --      --      --     --

Subaccount WGLI4(1) (Investing in shares of Goldman Sachs VIT Global Income Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $1.07      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          135      --     --      --      --     --

Ratio of operating expense to average net assets                               1.45%      --     --      --      --     --

Subaccount WGLI7(1) (Investing in shares of Goldman Sachs VIT Global Income Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $1.07      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)           93      --     --      --      --     --

Ratio of operating expense to average net assets                               1.20%      --     --      --      --     --

Subaccount WITO2(7) (Investing in shares of Goldman Sachs VIT Internet Tollkeeper Fund(SM))

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.67      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)           45      --     --      --      --     --

Ratio of operating expense to average net assets                               1.65%      --     --      --      --     --

Subaccount WITO4(7) (Investing in shares of Goldman Sachs VIT Internet Tollkeeper Fund(SM))

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.67      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          584      --     --      --      --     --

Ratio of operating expense to average net assets                               1.45%      --     --      --      --     --

Subaccount WITO5(7) (Investing in shares of Goldman Sachs VIT Internet Tollkeeper Fund(SM))

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.67      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)           71      --     --      --      --     --

Ratio of operating expense to average net assets                               1.40%      --     --      --      --     --

Subaccount WITO7(7) (Investing in shares of Goldman Sachs VIT Internet Tollkeeper Fund(SM))

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.67      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          310      --     --      --      --     --

Ratio of operating expense to average net assets                               1.20%      --     --      --      --     --

Subaccount JMC(8) (Investing in shares of Goldman Sachs VIT Mid Cap Value Fund)

Accumulation unit value at beginning of period                                 $0.98   $1.00     --      --      --     --

Accumulation unit value at end of period                                       $1.26   $0.98     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)           64      79     --      --      --     --

Ratio of operating expense to average net assets                               1.40%   1.40%     --      --      --     --

Subaccount WMCV2(1) (Investing in shares of Goldman Sachs VIT Mid Cap Value Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $1.41      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)           37      --     --      --      --     --

Ratio of operating expense to average net assets                               1.65%      --     --      --      --     --

Subaccount WMCV4(1) (Investing in shares of Goldman Sachs VIT Mid Cap Value Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $1.41      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          307      --     --      --      --     --

Ratio of operating expense to average net assets                               1.45%      --     --      --      --     --

Subaccount WMCV7(1) (Investing in shares of Goldman Sachs VIT Mid Cap Value Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $1.42      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          593      --     --      --      --     --

Ratio of operating expense to average net assets                               1.20%      --     --      --      --     --

Subaccount WGIS2(1) (Investing in shares of MFS(R)Investors Trust Series - Initial Class(9))

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $1.02      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)           57      --     --      --      --     --

Ratio of operating expense to average net assets                               1.65%      --     --      --      --     --

Subaccount WGIS4(1) (Investing in shares of MFS(R)Investors Trust Series - Initial Class(9))

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $1.02      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          385      --     --      --      --     --

Ratio of operating expense to average net assets                               1.45%      --     --      --      --     --

Subaccount WGIS5(1) (Investing in shares of MFS(R)Investors Trust Series - Initial Class(9))

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $1.02      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)           67      --     --      --      --     --

Ratio of operating expense to average net assets                               1.40%      --     --      --      --     --

Subaccount WGIS7(1) (Investing in shares of MFS(R)Investors Trust Series - Initial Class(9))

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $1.03      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          488      --     --      --      --     --

Ratio of operating expense to average net assets                               1.20%      --     --      --      --     --

Subaccount EUT(6) (Investing in shares of MFS(R)Utilities Series - Initial Class)

Accumulation unit value at beginning of period                                 $1.20   $1.00     --      --      --     --

Accumulation unit value at end of period                                       $1.27   $1.20     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)        1,939      30     --      --      --     --

Ratio of operating expense to average net assets                               1.40%   1.40%     --      --      --     --

Subaccount WUTS2(1) (Investing in shares of MFS(R)Utilities Series - Initial Class)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.85      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          366      --     --      --      --     --

Ratio of operating expense to average net assets                               1.65%      --     --      --      --     --

Subaccount WUTS4(1) (Investing in shares of MFS(R)Utilities Series - Initial Class)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.93      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)        2,083      --     --      --      --     --

Ratio of operating expense to average net assets                               1.45%      --     --      --      --     --

Subaccount WUTS7(1) (Investing in shares of MFS(R)Utilities Series - Initial Class)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.93      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)        1,220      --     --      --      --     --

Ratio of operating expense to average net assets                               1.20%      --     --      --      --     --

Subaccount EPL(6) (Investing in shares of Putnam VT International Growth Fund - Class IB Shares)

Accumulation unit value at beginning of period                                 $1.33   $1.00     --      --      --     --

Accumulation unit value at end of period                                       $1.19   $1.33     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)        2,191     347     --      --      --     --

Ratio of operating expense to average net assets                               1.40%   1.40%     --      --      --     --

Subaccount WIGR2(1) (Investing in shares of Putnam VT International Growth Fund - Class IB Shares)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.75      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          499      --     --      --      --     --

Ratio of operating expense to average net assets                               1.65%      --     --      --      --     --

Subaccount WIGR4(1) (Investing in shares of Putnam VT International Growth Fund - Class IB Shares)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.75      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)        3,827      --     --      --      --     --

Ratio of operating expense to average net assets                               1.45%      --     --      --      --     --

Subaccount WIGR7(1) (Investing in shares of Putnam VT International Growth Fund - Class IB Shares)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.83      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)        2,927      --     --      --      --     --

Ratio of operating expense to average net assets                               1.20%      --     --      --      --     --

Subaccount  EPT(3)  (Investing  in shares  of  Putnam  VT Vista  Fund - Class IB
Shares)

Accumulation unit value at beginning of period                                 $1.48   $1.00     --      --      --     --

Accumulation unit value at end of period                                       $1.40   $1.48     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          403       1     --      --      --     --

Ratio of operating expense to average net assets                               1.40%   1.40%     --      --      --     --

Subaccount  WVIS2(1)  (Investing  in shares  of Putnam VT Vista  Fund - Class IB
Shares)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.73      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          384      --     --      --      --     --

Ratio of operating expense to average net assets                               1.65%      --     --      --      --     --

Subaccount  WVIS4(1)  (Investing  in shares  of Putnam VT Vista  Fund - Class IB
Shares)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.74      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)        3,255      --     --      --      --     --

Ratio of operating expense to average net assets                               1.45%      --     --      --      --     --

Subaccount  WVIS7(1)  (Investing  in shares  of Putnam VT Vista  Fund - Class IB
Shares)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.75      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)        3,180      --     --      --      --     --

Ratio of operating expense to average net assets                               1.20%      --     --      --      --     --

Subaccount WAAL2(1) (Investing in shares of Wells Fargo VT Asset Allocation Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.98      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)        1,029      --     --      --      --     --

Ratio of operating expense to average net assets                               1.65%      --     --      --      --     --

Subaccount WAAL4(1) (Investing in shares of Wells Fargo VT Asset Allocation Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.99      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)        5,333      --     --      --      --     --

Ratio of operating expense to average net assets                               1.45%      --     --      --      --     --

Subaccount WAAL5(1) (Investing in shares of Wells Fargo VT Asset Allocation Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.99      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          201      --     --      --      --     --

Ratio of operating expense to average net assets                               1.40%      --     --      --      --     --

Subaccount WAAL7(1) (Investing in shares of Wells Fargo VT Asset Allocation Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.99      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)        2,012      --     --      --      --     --

Ratio of operating expense to average net assets                               1.20%      --     --      --      --     --

Subaccount WCBD2(1) (Investing in shares of Wells Fargo VT Corporate Bond Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $1.06      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          793      --     --      --      --     --

Ratio of operating expense to average net assets                               1.65%      --     --      --      --     --

Subaccount WCBD4(1) (Investing in shares of Wells Fargo VT Corporate Bond Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $1.06      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          644      --     --      --      --     --

Ratio of operating expense to average net assets                               1.45%      --     --      --      --     --

Subaccount WCBD5(1) (Investing in shares of Wells Fargo VT Corporate Bond Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $1.06      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)           54      --     --      --      --     --

Ratio of operating expense to average net assets                               1.40%      --     --      --      --     --

Subaccount WCBD7(1) (Investing in shares of Wells Fargo VT Corporate Bond Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $1.08      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          408      --     --      --      --     --

Ratio of operating expense to average net assets                               1.20%      --     --      --      --     --

Subaccount WEQI2(1) (Investing in shares of Wells Fargo VT Equity Income Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $1.12      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          123      --     --      --      --     --

Ratio of operating expense to average net assets                               1.65%      --     --      --      --     --

Subaccount WEQI4(1) (Investing in shares of Wells Fargo VT Equity Income Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $1.13      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          834      --     --      --      --     --

Ratio of operating expense to average net assets                               1.45%      --     --      --      --     --

Subaccount WEQI5(1) (Investing in shares of Wells Fargo VT Equity Income Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $1.13      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          180      --     --      --      --     --

Ratio of operating expense to average net assets                               1.40%      --     --      --      --     --

Subaccount WEQI7(1) (Investing in shares of Wells Fargo VT Equity Income Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $1.13      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)        1,204      --     --      --      --     --

Ratio of operating expense to average net assets                               1.20%      --     --      --      --     --

Subaccount WEQV2(1) (Investing in shares of Wells Fargo VT Equity Value Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $1.09      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          302      --     --      --      --     --

Ratio of operating expense to average net assets                               1.65%      --     --      --      --     --

Subaccount WEQV4(1) (Investing in shares of Wells Fargo VT Equity Value Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $1.09      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          191      --     --      --      --     --

Ratio of operating expense to average net assets                               1.45%      --     --      --      --     --

Subaccount WEQV5(1) (Investing in shares of Wells Fargo VT Equity Value Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $1.09      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)           14      --     --      --      --     --

Ratio of operating expense to average net assets                               1.40%      --     --      --      --     --

Subaccount WEQV7(1) (Investing in shares of Wells Fargo VT Equity Value Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $1.09      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          213      --     --      --      --     --

Ratio of operating expense to average net assets                               1.20%      --     --      --      --     --

Subaccount WGRO2(1) (Investing in shares of Wells Fargo VT Growth Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.87      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          117      --     --      --      --     --

Ratio of operating expense to average net assets                               1.65%      --     --      --      --     --

Subaccount WGRO4(1) (Investing in shares of Wells Fargo VT Growth Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.87      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          402      --     --      --      --     --

Ratio of operating expense to average net assets                               1.45%      --     --      --      --     --

Subaccount WGRO5(1) (Investing in shares of Wells Fargo VT Growth Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.87      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          151      --     --      --      --     --

Ratio of operating expense to average net assets                               1.40%      --     --      --      --     --

Subaccount WGRO7(1) (Investing in shares of Wells Fargo VT Growth Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.87      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          266      --     --      --      --     --

Ratio of operating expense to average net assets                               1.20%      --     --      --      --     --

Subaccount WIEQ2(9) (Investing in shares of Wells Fargo VT International Equity Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.89      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)           --      --     --      --      --     --

Ratio of operating expense to average net assets                               1.65%      --     --      --      --     --

Subaccount WIEQ4(9) (Investing in shares of Wells Fargo VT International Equity Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.89      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          104      --     --      --      --     --

Ratio of operating expense to average net assets                               1.45%      --     --      --      --     --

Subaccount WIEQ5(9) (Investing in shares of Wells Fargo VT International Equity Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.89      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)           --      --     --      --      --     --

Ratio of operating expense to average net assets                               1.40%      --     --      --      --     --

Subaccount WIEQ7(9) (Investing in shares of Wells Fargo VT International Equity Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.89      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          111      --     --      --      --     --

Ratio of operating expense to average net assets                               1.20%      --     --      --      --     --

Subaccount WLCG2(1) (Investing in shares of Wells Fargo VT Large Company Growth Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.95      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)        1,454      --     --      --      --     --

Ratio of operating expense to average net assets                               1.65%      --     --      --      --     --

Subaccount WLCG4(1) (Investing in shares of Wells Fargo VT Large Company Growth Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.95      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)        6,802      --     --      --      --     --

Ratio of operating expense to average net assets                               1.45%      --     --      --      --     --

Subaccount WLCG5(1) (Investing in shares of Wells Fargo VT Large Company Growth Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.95      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          887      --     --      --      --     --

Ratio of operating expense to average net assets                               1.40%      --     --      --      --     --

Subaccount WLCG7(1) (Investing in shares of Wells Fargo VT Large Company Growth Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.95      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)        7,702      --     --      --      --     --

Ratio of operating expense to average net assets                               1.20%      --     --      --      --     --

Subaccount WMMK2(1) (Investing in shares of Wells Fargo VT Money Market Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $1.02      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          668      --     --      --      --     --

Ratio of operating expense to average net assets                               1.65%      --     --      --      --     --

Subaccount WMMK4(1) (Investing in shares of Wells Fargo VT Money Market Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $1.03      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)        3,801      --     --      --      --     --

Ratio of operating expense to average net assets                               1.45%      --     --      --      --     --

Subaccount WMMK5(1) (Investing in shares of Wells Fargo VT Money Market Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $1.03      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          309      --     --      --      --     --

Ratio of operating expense to average net assets                               1.40%      --     --      --      --     --

Subaccount WMMK7(1) (Investing in shares of Wells Fargo VT Money Market Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $1.04      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          317      --     --      --      --     --

Ratio of operating expense to average net assets                               1.20%      --     --      --      --     --

Subaccount WSCG2(1) (Investing in shares of Wells Fargo VT Small Cap Growth Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.56      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          393      --     --      --      --     --

Ratio of operating expense to average net assets                               1.65%      --     --      --      --     --

Subaccount WSCG4(1) (Investing in shares of Wells Fargo VT Small Cap Growth Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.56      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)        1,923      --     --      --      --     --

Ratio of operating expense to average net assets                               1.45%      --     --      --      --     --

Subaccount WSCG5(1) (Investing in shares of Wells Fargo VT Small Cap Growth Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.56      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)          278      --     --      --      --     --

Ratio of operating expense to average net assets                               1.40%      --     --      --      --     --

Subaccount WSCG7(1) (Investing in shares of Wells Fargo VT Small Cap Growth Fund)

Accumulation unit value at beginning of period                                 $1.00      --     --      --      --     --

Accumulation unit value at end of period                                       $0.56      --     --      --      --     --

Number of accumulation units outstanding at end of period (000 omitted)        2,319      --     --      --      --     --

Ratio of operating expense to average net assets                               1.20%      --     --      --      --     --


  (1) Operations commenced on March 3, 2000.

  (2) Operations commenced on Feb. 21, 1995.

  (3) Operations commenced on Aug. 26, 1999.

  (4) Operations commenced on Oct. 29, 1997.

  (5) Operations commenced on Oct. 30, 1997.

  (6) Operations commenced on Sept. 22, 1999.

  (7) Operations commenced on May 1, 2000.

  (8) Operations commenced on Oct. 4, 1999.

  (9) Previously named MFS(R)Growth with Income Series.

 (10) Operations commenced on July 3, 2000.

American Enterprise Variable Annuity Account - Wells Fargo
Advantage(SM) Variable Annuity

Report of Independent Auditors

The Board of Directors
American Enterprise Life Insurance Company

We have audited the individual and combined statements of net assets of the segregated asset subaccounts of American Enterprise Variable Annuity Account - Wells Fargo Advantage(SM) Variable Annuity (comprised of subaccounts WBCA2, WBCA4, WBCA5, WBCA7, ECR, WCAR2, WCAR4, WCAR7, WDEI2, WDEI4, WDEI5, WDEI7, EIA, WEXI2, WEXI4, WEXI7, WFDI2, WFDI4, WFDI5, WFDI7, EGD, WNDM2, WNDM4, WNDM7, WSCA2, WSCA4, WSCA5, WSCA7, ECA, WCAP2, WCAP4, WCAP7, EVA, WVAL2, WVAL4, WVAL7, ESR, WSRG2, WSRG4, WSRG7, WISE2, WISE4, WISE5, WISE7, ERE, WRES2, WRES4, WRES7, WSMC2, WSMC4, WSMC5, WSMC7, EMU, WMSS2, WMSS4, WMSS7, JUS, WUSE2, WUSE4, WUSE7, JGL, WGLI2, WGLI4, WGLI7, WITO2, WITO4, WITO5, WITO7, JMC, WMCV2, WMCV4, WMCV7, WGIS2, WGIS4, WGIS5, WGIS7, EUT, WUTS2, WUTS4, WUTS7, EPL, WIGR2, WIGR4, WIGR7, EPT, WVIS2, WVIS4, WVIS7, WAAL2, WAAL4, WAAL5, WAAL7, WCBD2, WCBD4, WCBD5, WCBD7, WEQI2, WEQI4, WEQI5, WEQI7, WEQV2, WEQV4, WEQV5, WEQV7, WGRO2, WGRO4,
WGRO5,  WGRO7,  WIEQ4,  WIEQ5,  WIEQ7, WLCG2, WLCG4, WLCG5, WLCG7, WMMK2, WMMK4,
WMMK5, WMMK7, WSCG2, WSCG4, WSCG5 and WSCG7 ) as of December 31, 2000, and the related statements of operations and the statements of changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account - Wells Fargo Advantage(SM) Variable Annuity at December 31, 2000, and the individual and combined results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP
    Ernst & Young LLP
Minneapolis, Minnesota
March 23, 2001



American Enterprise Variable Annuity Account - Well Fargo Advantage(SM) Variable Annuity

Statements of Net Assets
December 31, 2000

                                                                                     Segregated Asset Subaccounts
Assets                          WBCA2      WBCA4          WBCA5       WBCA7                ECR          WCAR2         WCAR4
Investments in shares of
mutual funds and portfolios:
     at cost                   $ 124,762   $ 404,559     $ 5,257     $ 367,479          $ 13,384,798   $ 12,155      $ 93,020
                               ---------   ---------     -------     ---------          ------------   --------      --------
     at market value           $ 118,392   $ 371,297     $ 4,837     $ 332,522          $ 12,042,880   $ 10,809      $ 82,394
Dividends receivable                  --          --          --            --                    --         --            --
Accounts receivable from
American Enterprise Life
for contract
purchase payments                     --          --          --         1,209                12,094         --            --
Receivable from mutual
funds and portfolios
for share redemptions                 --          --          --            --                    --         --            --
                               ---------   ---------     -------     ---------          ------------   --------      --------
Total assets                     118,392     371,297       4,837       333,731            12,054,974     10,809        82,394
                                 -------     -------       -----       -------            ----------     ------        ------

Liabilities
Payable to
American Enterprise Life for:
     Mortality and
     expense risk fee                113         355           4           270                11,889         10            53
     Administrative charge            11          41           1            39                 1,427          1             6
     Contract terminations            --          --          --            --                    --         --            --
Payable to mutual funds
and portfolios for
investments purchased                 --          --          --            --                    --         --            --
                                 -------     -------       -----       -------            ----------     ------        ------
Total liabilities                    124         396           5           309                13,316         11            59
                                     ---         ---           -           ---                ------         --            --
Net assets applicable
to contracts in accumulation
period                           118,268     370,901       4,832       333,422            12,033,915     10,798        82,335
Net assets applicable
to contracts
in payment period                     --          --          --            --                 7,743         --            --
                                 -------     -------       -----       -------            ----------     ------        ------
Total net assets               $ 118,268   $ 370,901     $ 4,832     $ 333,422          $ 12,041,658   $ 10,798      $ 82,335
                               ---------   ---------     -------     ---------          ------------   --------      --------
Accumulation units
outstanding                      129,725     406,164       5,289       364,380             6,357,512     13,051        99,352
                                 -------     -------       -----       -------             ---------     ------        ------
Net asset value per
accumulation unit                 $ 0.91      $ 0.91      $ 0.91        $ 0.92                $ 1.89     $ 0.83        $ 0.83
                                  ------      ------      ------        ------                ------     ------        ------

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - Well Fargo Advantage(SM) Variable Annuity

Statements of Net Assets
December 31, 2000
                                                             Segregated Asset Subaccounts
Assets                             WCAR7     WDEI2        WDEI4   WDEI5       WDEI7           EIA                  WEXI2
Investments in shares of
mutual funds and portfolios:
     at cost                     $ 67,014    $ 3,192  $ 66,502   $ 7,800     $ 103,361   $ 539,637              $ 59,618
                                 --------    -------  --------   -------     ---------   ---------              --------
     at market value             $ 55,119    $ 3,173  $ 67,912   $ 7,947     $ 106,095   $ 489,318              $ 54,109
Dividends receivable                   --         --        --        --            --       4,449                   452
Accounts receivable from
American Enterprise Life
for contract purchase payments         --         --        --        --            --       4,938                    --
Receivable from mutual
funds and portfolios
for share redemptions                  --         --        --        --            --          --                    --
                                 --------    -------  --------   -------     ---------   ---------              --------
Total assets                       55,119      3,173    67,912     7,947       106,095     498,705                54,561
                                   ------      -----    ------     -----       -------     -------                ------

Liabilities
Payable to
American Enterprise Life for:
     Mortality and
     expense risk fee                  46          5        64         7            78         517                    64
     Administrative charge              6         --         7         1            11          62                     6
     Contract terminations             --         --        --        --            --          --                    --
Payable to mutual funds
and portfolios for
investments purchased                  --         --        --        --            --          --                    --
                                   ------      -----    ------     -----       -------     -------                ------
Total liabilities                      52          5        71         8            89         579                    70
                                       --          -        --         -            --         ---                    --
Net assets applicable
to contracts in
accumulation period                55,067      3,168    67,841     7,939       106,006     498,126                54,491
Net assets applicable
to contracts in
payment period                         --         --        --        --            --          --                    --
                                   ------      -----    ------     -----       -------     -------                ------
Total net assets                 $ 55,067    $ 3,168  $ 67,841   $ 7,939     $ 106,006   $ 498,126              $ 54,491
                                 --------    -------  --------   -------     ---------   ---------              --------
Accumulation units
outstanding                        66,309      2,939    62,827     7,350        97,971     556,413                62,264
                                   ------      -----    ------     -----        ------     -------                ------
Net asset value
per accumulation unit            $ 0.83     $ 1.08     $ 1.08    $ 1.08        $ 1.08      $ 0.90                $ 0.88
                                 ------     ------     ------    ------        ------      ------                ------

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - Well Fargo Advantage(SM) Variable Annuity

Statements of Net Assets
December 31, 2000
                                                                                      Segregated Asset Subaccounts
Assets                             WEXI4        WEXI7       WFDI2       WFDI4      WFDI5            WFDI7               EGD
Investments in shares of
mutual funds and portfolios:
     at cost                    $ 207,808    $ 170,175   $ 340,958   $ 347,373     $ 40,458     $ 130,904           $ 5,961,711
                                ---------    ---------   ---------   ---------     --------     ---------           -----------
     at market value            $ 188,735    $ 155,292   $ 346,998   $ 354,391     $ 41,356     $ 133,160           $ 5,711,046
Dividends receivable                1,573        1,318       1,357       1,435          183           511
Accounts receivable from
American Enterprise Life
for contract purchase payments         --          470          --          --           --            --                31,291
Receivable from mutual
funds and portfolios
for share redemptions                  --           --          --          --           --            --                    --
                                ---------    ---------   ---------   ---------     --------     ---------           -----------
Total assets                      190,308      157,080     348,355     355,826       41,539       133,671             5,742,337
                                  -------      -------     -------     -------       ------       -------             ---------

Liabilities
Payable to
American Enterprise Life for:
     Mortality and
     expense risk fee                 191          130         364         333           42            94                 5,624
     Administrative charge             22           18          37          38            5            14                   675
     Contract terminations             --           --          --      10,170           --            --                    --
Payable to mutual funds
and portfolios for
investments purchased                  --           --          --          --           --            --                    --
                                  -------      -------     -------     -------       ------       -------             ---------
Total liabilities                     213          148         401      10,541           47           108                 6,299
                                      ---          ---         ---      ------           --           ---                 -----
Net assets applicable
to contracts in
accumulation period               190,095      156,932     347,954     345,285       41,492       133,563             5,736,038
Net assets applicable
to contracts in payment period         --           --          --          --           --            --                    --
                                  -------      -------     -------     -------       ------       -------             ---------
Total net assets                $ 190,095    $ 156,932   $ 347,954   $ 345,285     $ 41,492     $ 133,563           $ 5,736,038
                                ---------    ---------   ---------   ---------     --------     ---------           -----------
Accumulation units
outstanding                       216,937      175,246     330,870     327,830       39,245       125,358             3,716,997
                                  -------      -------     -------     -------       ------       -------             ---------
Net asset value
per accumulation unit              $ 0.88       $ 0.90      $ 1.05      $ 1.05       $ 1.06        $ 1.07                $ 1.54
                                   ------       ------      ------      ------       ------        ------                ------

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - Well Fargo Advantage(SM) Variable Annuity

Statements of Net Assets
December 31, 2000
                                                                  Segregated Asset Subaccounts
Assets                                  WNDM2      WNDM4          WNDM7      WSCA2       WSCA4       WSCA5           WSCA7
Investments in shares
of mutual funds and portfolios:
     at cost                        $ 472,826  $ 871,055    $ 1,049,284   $ 36,502    $ 75,069    $ 15,316         $ 8,516
                                    ---------  ---------    -----------   --------    --------    --------         -------
     at market value                $ 416,213  $ 749,504      $ 894,909   $ 35,393    $ 72,680    $ 14,630         $ 7,946
Dividends receivable
Accounts receivable from
American Enterprise Life
for contract purchase payments             --         --          1,617         --          --          --             398
Receivable from mutual funds
and portfolios
for share redemptions                      --         --             --         --          --          --              --
                                    ---------  ---------    -----------   --------    --------    --------         -------
Total assets                          416,213    749,504        896,526     35,393      72,680      14,630           8,344
                                      -------    -------        -------     ------      ------      ------           -----

Liabilities
Payable to
American Enterprise Life for:
     Mortality and expense risk fee       435        718            708         36          74          14               6
     Administrative charge                 43         83            101          4           8           2               1
     Contract terminations                 --        934             --         --          --          --              --
Payable to mutual funds and
portfolios for investments
purchased                                  --         --             --         --          --          --              --
Total liabilities                         478      1,735            809         40          82          16               7
Net assets applicable
to contracts in
accumulation period                   415,735    747,769        895,717     35,353      72,598      14,614           8,337
Net assets applicable
to contracts in payment period             --         --             --         --          --          --              --
                                      -------    -------        -------     ------      ------      ------           -----
Total net assets                    $ 415,735  $ 747,769      $ 895,717   $ 35,353    $ 72,598    $ 14,614         $ 8,337
                                    ---------  ---------      ---------   --------    --------    --------         -------
Accumulation units outstanding        483,327    867,899      1,037,539     39,492      80,959      16,291           9,278
                                      -------    -------      ---------     ------      ------      ------           -----
Net asset value
per accumulation unit                  $ 0.86     $ 0.86         $ 0.86     $ 0.90      $ 0.90      $ 0.90          $ 0.90
                                       ------     ------         ------     ------      ------      ------          ------

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - Well Fargo Advantage(SM) Variable Annuity

Statements of Net Assets
December 31, 2000
                                                                                         Segregated Asset Subaccounts
Assets                               ECA      WCAP2          WCAP4      WCAP7       EVA           WVAL2           WVAL4
Investments in shares of mutual
funds and portfolios:
     at cost                     $ 4,623,040  $ 137,572 $ 2,256,906  $ 1,534,321 $ 18,219,858 $ 1,371,304     $ 4,760,391
                                 -----------  --------- -----------  ----------- ------------ -----------     -----------
     at market value             $ 3,785,842  $ 111,683 $ 1,900,915  $ 1,272,296 $ 16,489,965 $ 1,197,566     $ 4,166,740
Dividends receivable                      --         --          --           --           --          --              --
Accounts receivable from
American Enterprise Life
for contract
purchase payments                     52,760         --      35,368       16,530       68,804       5,124          39,547
Receivable from
mutual funds and portfolios
for share redemptions                  4,006        136       1,999        1,118       18,057       1,455           8,887
                                       -----        ---       -----        -----       ------       -----           -----
Total assets                       3,842,608    111,819   1,938,282    1,289,944   16,576,826   1,204,145       4,215,174
                                   ---------    -------   ---------    ---------   ----------   ---------       ---------

Liabilities
Payable to
American Enterprise Life for:
     Mortality and
     expense risk fee                  3,577        124       1,792          978       16,121       1,323           3,956
     Administrative charge               429         12         207          140        1,936         132             457
     Contract terminations                --         --          --           --           --          --           4,474
Payable to mutual funds
and portfolios for
investments purchased                 24,132         --      12,425        4,544        3,212          --              --
                                      ------        ---      ------        -----        -----         ---           -----
Total liabilities                     28,138        136      14,424        5,662       21,269       1,455           8,887
                                      ------        ---      ------        -----       ------       -----           -----
Net assets applicable
to contracts in
accumulation period                3,814,470    111,683   1,923,858    1,284,282   16,555,545   1,202,690       4,206,287
Net assets applicable
to contracts in
payment period                            --         --          --           --           12          --              --
                                      ------        ---      ------        -----       ------       -----           -----
Total net assets                 $ 3,814,470  $ 111,683 $ 1,923,858  $ 1,284,282 $ 16,555,557 $ 1,202,690     $ 4,206,287
                                 -----------  --------- -----------  ----------- ------------ -----------     -----------
Accumulation units
outstanding                        3,036,648    148,800   2,560,654    1,706,780   11,388,451   1,483,013       5,200,119
                                   ---------    -------   ---------    ---------   ----------   ---------       ---------
Net asset value per
accumulation unit                   $ 1.26     $ 0.75       $ 0.75       $ 0.75       $ 1.45      $ 0.81          $ 0.81
                                    ------     ------       ------       ------       ------      ------          ------

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - Well Fargo Advantage(SM) Variable Annuity

Statements of Net Assets
December 31, 2000
                                                                                      Segregated Asset Subaccounts
Assets                           WVAL7       ESR           WSRG2        WSRG4      WSRG7            WISE2            WISE4
Investments in shares of
mutual funds and portfolios:
     at cost                  $ 5,626,528   $ 509,854    $ 72,014    $ 999,246    $ 848,035     $ 170,833        $ 273,252
                              -----------   ---------    --------    ---------    ---------     ---------        ---------
     at market value          $ 4,848,704   $ 456,409    $ 63,572    $ 902,998    $ 749,079     $ 175,017        $ 284,404
Dividends receivable                   --          --          --           --           --            --               --
Accounts receivable from
American Enterprise Life
for contract purchase
payments                           25,350          --          --        5,087        2,917            --               --
Receivable from mutual
funds and portfolios
for share redemptions               4,385         482          80        2,743          672           189              304
                                    -----         ---          --        -----          ---           ---              ---
Total assets                    4,878,439     456,891      63,652      910,828      752,668       175,206          284,708
                                ---------     -------      ------      -------      -------       -------          -------

Liabilities
Payable to
American Enterprise Life for:
     Mortality and
     expense risk fee               3,837         430          73          848          588           172              273
     Administrative charge            548          52           7           98           84            17               31
     Contract terminations             --          --          --        1,798           --            --               --
Payable to mutual funds
and portfolios for
investments purchased               5,167          --          --           --           --            --               --
                                    -----         ---          --        -----          ---           ---              ---
Total liabilities                   9,552         482          80        2,744          672           189              304
                                    -----         ---          --        -----          ---           ---              ---
Net assets applicable
to contracts in
accumulation period             4,868,887     456,409      63,572      908,084      751,996       175,017          284,404
Net assets applicable
to contracts in
payment period                         --          --          --           --           --            --               --
                                    -----         ---          --        -----          ---           ---              ---
Total net assets              $ 4,868,887   $ 456,409    $ 63,572    $ 908,084    $ 751,996     $ 175,017        $ 284,404
                              -----------   ---------    --------    ---------    ---------     ---------        ---------
Accumulation units
outstanding                     5,982,044     423,337      70,751    1,008,780      833,648       176,663          286,557
                                ---------     -------      ------    ---------      -------       -------          -------
Net asset value per
accumulation unit                $ 0.81      $ 1.08       $ 0.90       $ 0.90       $ 0.90        $ 0.99           $ 0.99
                                 ------      ------       ------       ------       ------        ------           ------

See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - Well Fargo Advantage(SM) Variable Annuity

Statements of Net Assets
December 31, 2000
                                                                Segregated Asset Subaccounts
Assets                               WISE5     WISE7           ERE     WRES2        WRES4       WRES7         WSMC2
Investments in shares of
mutual funds and portfolios:
     at cost                       $ 33,130  $ 114,075   $ 227,126    $ 1,988     $ 81,577    $ 28,439     $ 179,509
                                   --------  ---------   ---------    -------     --------    --------     ---------
     at market value               $ 34,083  $ 118,806   $ 247,421    $ 2,129     $ 85,142    $ 32,116     $ 155,935
Dividends receivable                     --         --          --         --           --          --            --
Accounts receivable from
American Enterprise Life
for contract
purchase payments                        --         --       6,274         --           --       3,000            --
Receivable from mutual
funds and portfolios
for share redemptions                    37         97         255          2           88          28           191
                                         --         --         ---          -           --          --           ---
Total assets                         34,120    118,903     253,950      2,131       85,230      35,144       156,126
                                     ------    -------     -------      -----       ------      ------       -------

Liabilities
Payable to
American Enterprise Life for:
     Mortality and expense risk fee      33         85         228          2           79          24           174
     Administrative charge                4         12          27         --            9           4            17
     Contract terminations               --         --          --         --           --          --            --
Payable to mutual funds
and portfolios for
investments purchased                    --         --          --         --           --       3,000            --
                                     ------    -------     -------      -----       ------      ------       -------
Total liabilities                        37         97         255          2           88       3,028           191
                                         --         --         ---          -           --       -----           ---
Net assets applicable
to contracts in
accumulation period                  34,083    118,806     253,695      2,129       85,142      32,116       155,935
Net assets applicable
to contracts in
payment period                           --         --          --         --           --          --            --
                                     ------    -------     -------      -----       ------      ------       -------
Total net assets                   $ 34,083  $ 118,806   $ 253,695    $ 2,129     $ 85,142    $ 32,116     $ 155,935
                                   --------  ---------   ---------    -------     --------    --------     ---------
Accumulation units
outstanding                          34,321    102,405     202,243      1,803       72,123      24,036       258,072
                                     ------    -------     -------      -----       ------      ------       -------
Net asset value
per accumulation unit              $ 0.99     $ 1.16       $ 1.25     $ 1.18       $ 1.18      $ 1.34        $ 0.60
                                   ------     ------       ------     ------       ------      ------        ------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - Well Fargo Advantage(SM) Variable Annuity

Statements of Net Assets
December 31, 2000
                                                                                 Segregated Asset Subaccounts
Assets                                WSMC4          WSMC5      WSMC7       EMU    WMSS2       WMSS4         WMSS7
Investments in shares of
mutual funds and portfolios:
     at cost                       $ 1,170,430    $ 178,770  1,060,160 $ 179,539   $ 2,793   $ 104,891     $ 269,434
                                   -----------    ---------  --------- ---------   -------   ---------     ---------
     at market value               $ 1,022,306    $ 157,690  $ 902,504 $ 198,167   $ 2,980   $ 113,108     $ 288,425
Dividends receivable                        --           --         --        --        --          --            --
Accounts receivable from
American Enterprise Life
for contract
purchase payments                       12,921       12,168      2,460        --        --          --            --
Receivable from
mutual funds and
portfolios for
share redemptions                        1,076          152        839       220         4         130           264
                                         -----          ---        ---       ---         -         ---           ---
Total assets                         1,036,303      170,010    905,803   198,387     2,984     113,238       288,689
                                     ---------      -------    -------   -------     -----     -------       -------

Liabilities
Payable to
American Enterprise Life for:
     Mortality and expense risk fee        965          136        734       196         4         117           231
     Administrative charge                 111           16        105        24        --          13            33
     Contract terminations                  --           --         --        --        --          --            --
Payable to mutual
funds and portfolios
for investments purchased                   --       11,887         --        --        --          --            --
                                     ---------      -------    -------   -------     -----     -------       -------
Total liabilities                        1,076       12,039        839       220         4         130           264
                                         -----       ------        ---       ---         -         ---           ---
Net assets applicable
to contracts in
accumulation period                  1,035,227      157,971    904,964   198,167     2,980     113,108       288,425
Net assets applicable
to contracts in
payment period                              --           --         --        --        --          --            --
                                     ---------      -------    -------   -------     -----     -------       -------
Total net assets                   $ 1,035,227    $ 157,971  $ 904,964 $ 198,167   $ 2,980   $ 113,108     $ 288,425
                                   -----------    ---------  --------- ---------   -------   ---------     ---------
Accumulation units
outstanding                          1,583,356      260,417  1,377,521   169,587     2,680     101,588       245,054
                                     ---------      -------  ---------   -------     -----     -------       -------
Net asset value
per accumulation unit                 $ 0.65       $ 0.61      $ 0.66    $ 1.17    $ 1.11      $ 1.11        $ 1.18
                                      ------       ------      ------    ------    ------      ------        ------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - Well Fargo Advantage(SM) Variable Annuity

Statements of Net Assets
December 31, 2000
                                                                                     Segregated Asset Subaccounts
Assets                           JUS       WUSE2          WUSE4      WUSE7       JGL               WGLI2                 WGLI4
Investments in shares of
mutual funds and portfolios:
     at cost                 $ 1,340,637   $ 144,043   $ 629,315  $ 738,891    $ 429,970       $ 206,402             $ 150,215
                             -----------   ---------   ---------  ---------    ---------       ---------             ---------
     at market value         $ 1,226,920   $ 130,518   $ 579,839  $ 669,658    $ 413,499       $ 195,906             $ 143,818
Dividends receivable                  --          --          --         --           --              --                    --
Accounts receivable from
American Enterprise Life
for contract
purchase payments                 22,080       1,058         630      1,472        1,052              --                    --
Receivable from mutual
funds and portfolios
for share redemptions              2,700         163         617        624          433             250                   169
                                   -----         ---         ---        ---          ---             ---                   ---
Total assets                   1,251,700     131,739     581,086    671,754      414,984         196,156               143,987

Liabilities
Payable to
American Enterprise Life for:
     Mortality and
     expense risk fee              1,175         148         553        546          387             227                   151
     Administrative charge           141          15          64         78           46              23                    18
     Contract terminations         1,384          --          --         --           --              --                    --
                                   -----         ---         ---        ---          ---             ---                   ---
Payable to mutual funds
and portfolios for
investments purchased                 --          --          --         --           --              --                    --
Total liabilities                  2,700         163         617        624          433             250                   169
Net assets applicable
to contracts in
accumulation period            1,249,000     131,576     580,469    671,130      414,551         195,906               143,818
Net assets applicable
to contracts in
payment period                        --          --          --         --           --              --                    --
                                   -----         ---         ---        ---          ---             ---                   ---
Total net assets             $ 1,249,000   $ 131,576   $ 580,469  $ 671,130    $ 414,551       $ 195,906             $ 143,818
                             -----------   ---------   ---------  ---------    ---------       ---------             ---------
Accumulation units
outstanding                    1,247,373     143,872     633,100    729,581      397,531         184,133               134,957
                               ---------     -------     -------    -------      -------         -------               -------
Net asset value
per accumulation unit           $ 1.00      $ 0.91       $ 0.92     $ 0.92       $ 1.04          $ 1.06                $ 1.07
                                ------      ------       ------     ------       ------          ------                ------

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - Well Fargo Advantage(SM) Variable Annuity

Statements of Net Assets
December 31, 2000
                                                                                    Segregated Asset Subaccounts
Assets                           WGLI7        WITO2           WITO4        WITO5     WITO7            JMC          WMCV2
Investments in shares of
mutual funds and portfolios:
     at cost                  $ 104,116      $ 40,196      $ 525,457     $ 63,532   $ 281,873     $ 73,297      $ 48,194
                              ---------      --------      ---------     --------   ---------     --------      --------
     at market value           $ 99,166      $ 30,203      $ 393,099     $ 47,835   $ 209,201     $ 78,080      $ 51,882
Dividends receivable                 --            --             --           --          --           --            --
Accounts receivable from
American Enterprise Life
for contract
purchase payments                    --            --          2,008           --          --        2,855         1,059
Receivable from mutual
funds and portfolios
for share redemptions                91            40            421           46         188           62            58
                                     --            --            ---           --         ---           --            --
Total assets                     99,257        30,243        395,528       47,881     209,389       80,997        52,999
                                 ------        ------        -------       ------     -------       ------        ------

Liabilities
Payable to
American Enterprise Life for:
     Mortality and
     expense risk fee                80            36            377           41         164           55            53
     Administrative charge           11             4             44            5          24            7             5
     Contract terminations           --            --             --           --          --           --            --
Payable to mutual funds
and portfolios for
investments purchased                --            --          1,142           --          --           --            --
                                 ------        ------        -------       ------     -------       ------        ------
Total liabilities                    91            40          1,563           46         188           62            58
                                     --            --          -----           --         ---           --            --
Net assets applicable
to contracts in
accumulation period              99,166        30,203        393,965       47,835     209,201       80,935        52,941
Net assets applicable
to contracts in
payment period                       --            --             --           --          --           --            --
                                 ------        ------        -------       ------     -------       ------        ------
Total net assets               $ 99,166      $ 30,203      $ 393,965     $ 47,835   $ 209,201     $ 80,935      $ 52,941
                               --------      --------      ---------     --------   ---------     --------      --------
Accumulation units
outstanding                      92,869        45,008        583,783       71,010     310,218       63,998        37,489
                                 ------        ------        -------       ------     -------       ------        ------
Net asset value
per accumulation unit          $ 1.07        $ 0.67          $ 0.67       $ 0.67      $ 0.67       $ 1.26        $ 1.41
                               ------        ------          ------       ------      ------       ------        ------

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - Well Fargo Advantage(SM) Variable Annuity

Statements of Net Assets
December 31, 2000
                                                              Segregated Asset Subaccounts
Assets                              WMCV4      WMCV7     WGIS2        WGIS4          WGIS5       WGIS7                   EUT
Investments in shares
of mutual funds
and portfolios:
     at cost                    $ 400,319  $ 762,411  $ 59,269    $ 394,283       $ 69,447   $ 510,831           $ 2,423,722
                                ---------  ---------  --------    ---------       --------   ---------           -----------
     at market value            $ 431,787  $ 840,786  $ 58,298    $ 388,958       $ 68,441   $ 503,544           $ 2,432,664
Dividends receivable                   --         --        --           --             --          --                    --
Accounts receivable from
American Enterprise Life
for contract purchase payments      3,809      3,500        --        2,762         19,817       1,191                33,140
Receivable from mutual
funds and portfolios
for share redemptions                 437        768        72          415             53         456                 2,457
                                      ---        ---        --          ---             --         ---                 -----
Total assets                      436,033    845,054    58,370      392,135         88,311     505,191             2,468,261
                                  -------    -------    ------      -------         ------     -------             ---------

Liabilities
Payable to
American Enterprise Life for:
     Mortality and
     expense risk fee                 392        672        65          372             47         398                 2,194
     Administrative charge             45         96         7           43              6          57                   263
     Contract terminations             --         --        --           --             --          --                    --
Payable to mutual
funds and portfolios
for investments purchased           1,163      3,500        --           --         19,817          --                 4,281
                                  -------    -------    ------      -------         ------     -------             ---------
Total liabilities                   1,600      4,268        72          415         19,870         455                 6,738
                                    -----      -----        --          ---         ------         ---                 -----
Net assets applicable
to contracts in
accumulation period               434,433    840,786    58,298      391,720         68,441     504,736             2,461,523
Net assets applicable
to contracts in
payment period                         --         --        --           --             --          --                    --
                                  -------    -------    ------      -------         ------     -------             ---------
Total net assets                $ 434,433  $ 840,786  $ 58,298    $ 391,720       $ 68,441   $ 504,736           $ 2,461,523
                                ---------  ---------  --------    ---------       --------   ---------           -----------
Accumulation units
outstanding                       307,184    593,200    57,344      384,560         67,158     488,042             1,938,883
                                  -------    -------    ------      -------         ------     -------             ---------
Net asset value
per accumulation unit            $ 1.41     $ 1.42     $ 1.02       $ 1.02         $ 1.02      $ 1.03                $ 1.27
                                 ------     ------     ------       ------         ------      ------                ------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - Well Fargo Advantage(SM) Variable Annuity

Statements of Net Assets
December 31, 2000
                                                                    Segregated Asset Subaccounts
Assets                                 WUTS2       WUTS4       WUTS7         EPL             WIGR2         WIGR4         WIGR7
Investments in shares of
mutual funds and portfolios:
     at cost                       $ 307,793  $ 1,898,599  $ 1,116,096    $ 2,768,013      $ 376,764   $ 2,921,649   $ 2,522,889
                                   ---------  -----------  -----------    -----------      ---------   -----------   -----------
     at market value               $ 309,319  $ 1,914,081  $ 1,131,298    $ 2,604,050      $ 370,511   $ 2,832,080   $ 2,425,893
Dividends receivable                      --           --           --             --             --            --            --
Accounts receivable from
American Enterprise Life
for contract
purchase payments                      1,588       24,117        8,285         23,999          3,416        40,572        12,968
Receivable from mutual
funds and portfolios
for share redemptions                    393        2,006          988          2,810            452         4,454         2,172
                                         ---        -----          ---          -----            ---         -----         -----
Total assets                         311,300    1,940,204    1,140,571      2,630,859        374,379     2,877,106     2,441,033
                                     -------    ---------    ---------      ---------        -------     ---------     ---------

Liabilities
Payable to
American Enterprise Life for:
     Mortality and expense risk fee      357        1,798          864          2,508            412         2,727         1,899
     Administrative charge                36          208          124            301             41           315           272
     Contract terminations                --           --           --             --             --         1,412            --
Payable to mutual
funds and portfolios
for investments purchased                 --        1,466        3,000         15,154             --            --         3,336
                                     -------    ---------    ---------      ---------        -------     ---------     ---------
Total liabilities                        393        3,472        3,988         17,963            453         4,454         5,507
                                         ---        -----        -----         ------            ---         -----         -----
Net assets applicable
to contracts in
accumulation period                  310,907    1,936,732    1,136,583      2,612,896        373,926     2,872,652     2,435,526
Net assets applicable
to contracts in
payment period                            --           --           --             --             --            --            --
                                     -------    ---------    ---------      ---------        -------     ---------     ---------
Total net assets                   $ 310,907  $ 1,936,732  $ 1,136,583    $ 2,612,896      $ 373,926   $ 2,872,652   $ 2,435,526
                                   ---------  -----------  -----------    -----------      ---------   -----------   -----------
Accumulation units
outstanding                          365,692    2,082,905    1,219,846      2,191,500        499,119     3,826,870     2,927,032
                                     -------    ---------    ---------      ---------        -------     ---------     ---------
Net asset value
per accumulation unit               $ 0.85       $ 0.93        $ 0.93         $ 1.19         $ 0.75        $ 0.75        $ 0.83
                                    ------       ------        ------         ------         ------        ------        ------

See accompanying notes to financial statements.

American Enterprise Variable Annuity Account - Well Fargo Advantage(SM) Variable Annuity

Statements of Net Assets
December 31, 2000
                                                                                     Segregated Asset Subaccounts
Assets                             EPT       WVIS2            WVIS4      WVIS7            WAAL2            WAAL4         WAAL5
Investments in shares of
mutual funds and portfolios:
     at cost                   $ 621,415   $ 322,887     $ 2,721,832  $ 2,735,856      $ 1,060,248   $ 5,478,087     $ 204,068
                               ---------   ---------     -----------  -----------      -----------   -----------     ---------
     at market value           $ 555,878   $ 278,573     $ 2,394,731  $ 2,369,450      $ 1,009,918   $ 5,254,304     $ 198,417
Dividends receivable                  --          --              --           --               --            --            --
Accounts receivable from
American Enterprise Life
for contract
purchase payments                 17,402       3,416          27,143       10,896            2,117        48,036           842
Receivable from mutual
funds and portfolios
for share redemptions                577         358           9,437        2,220            1,251       199,897           168
                                     ---         ---           -----        -----            -----       -------           ---
Total assets                     573,857     282,347       2,431,311    2,382,566        1,013,286     5,502,237       199,427
                                 -------     -------       ---------    ---------        ---------     ---------       -------

Liabilities
Payable to
American Enterprise Life for:
     Mortality and
     expense risk fee                515         325           2,361        1,943            1,137         5,150           150
     Administrative charge            62          33             273          278              114           594            18
     Contract terminations            --          --           6,803           --               --       194,153            --
Payable to mutual
funds and portfolios
for investments purchased         10,056          --              --        3,757               --            --            --
                                 -------     -------       ---------    ---------        ---------     ---------       -------
Total liabilities                 10,633         358           9,437        5,978            1,251       199,897           168
                                  ------         ---           -----        -----            -----       -------           ---
Net assets applicable
to contracts in
accumulation period              563,224     281,989       2,421,874    2,376,588        1,012,035     5,302,340       199,259
Net assets applicable
to contracts in
payment period                        --          --              --           --               --            --            --
                                  ------         ---           -----        -----            -----       -------           ---
Total net assets               $ 563,224   $ 281,989     $ 2,421,874  $ 2,376,588      $ 1,012,035   $ 5,302,340     $ 199,259
                               ---------   ---------     -----------  -----------      -----------   -----------     ---------
Accumulation units
outstanding                      402,506     384,009       3,254,505    3,180,041        1,029,111     5,333,377       201,321
                                 -------     -------       ---------    ---------        ---------     ---------       -------
Net asset value
per accumulation unit           $ 1.40      $ 0.73           $ 0.74       $ 0.75           $ 0.98        $ 0.99        $ 0.99
                                ------      ------           ------       ------           ------        ------        ------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - Well Fargo Advantage(SM) Variable Annuity
Statements of Net Assets
December 31, 2000
                                                               Segregated Asset Subaccounts
Assets                            WAAL7       WCBD2       WCBD4        WCBD5        WCBD7        WEQI2                 WEQI4
Investments in shares of
mutual funds and portfolios:
     at cost                   $ 2,094,024  $ 823,289   $ 655,062   $ 55,914      $ 423,082    $ 131,078             $ 902,265
                               -----------  ---------   ---------   --------      ---------    ---------             ---------
     at market value           $ 1,994,118  $ 841,488   $ 674,320   $ 57,650      $ 439,130    $ 135,956             $ 939,750
Dividends receivable                    --      3,969       3,482        305          2,245           --                    --
Accounts receivable from
American Enterprise Life
for contract
purchase payments                    5,426         --      10,078         --          2,442        2,891                 9,167
Receivable from mutual
funds and portfolios
for share redemptions                1,814        965         750         63            400          157                 1,043
                                     -----        ---         ---         --            ---          ---                 -----
Total assets                     2,001,358    846,422     688,630     58,018        444,217      139,004               949,960
                                 ---------    -------     -------     ------        -------      -------               -------

Liabilities
Payable to
American Enterprise Life for:
     Mortality and
     expense risk fee                1,587        877         672         56            349          143                   935
     Administrative charge             227         88          78          7             50           14                   108
Contract terminations                   --         --          --         --             --           --                    --
Payable to mutual
funds and portfolios
for investments purchased              402      3,969       3,482        305          2,716          245                 2,609
                                       ---      -----       -----        ---          -----          ---                 -----
Total liabilities                    2,216      4,934       4,232        368          3,115          402                 3,652
                                     -----      -----       -----        ---          -----          ---                 -----
Net assets applicable
to contracts
in accumulation period           1,999,142    841,488     684,398     57,650        441,102      138,602               946,308
Net assets applicable
to contracts
in payment period                       --         --          --         --             --           --                    --
                                     -----      -----       -----        ---          -----          ---                 -----
Total net assets               $ 1,999,142  $ 841,488   $ 684,398   $ 57,650      $ 441,102    $ 138,602             $ 946,308
                               -----------  ---------   ---------   --------      ---------    ---------             ---------
Accumulation units
outstanding                      2,012,467    793,370     644,426     54,293        407,944      123,221               834,162
                                 ---------    -------     -------     ------        -------      -------               -------
Net asset value per

accumulation unit                 $ 0.99     $ 1.06       $ 1.06     $ 1.06         $ 1.08       $ 1.12                $ 1.13
                                  ------     ------       ------     ------         ------       ------                ------

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - Well Fargo Advantage(SM) Variable Annuity

Statements of Net Assets
December 31, 2000
                                                                                   Segregated Asset Subaccounts
Assets                          WEQI5        WEQI7           WEQV2      WEQV4      WEQV5           WEQV7             WGRO2
Investments in shares
of mutual funds and
portfolios:
     at cost                 $ 193,382   $ 1,317,745    $ 325,146    $ 201,110     $ 14,319    $ 226,336         $ 112,295
                             ---------   -----------    ---------    ---------     --------    ---------         ---------
     at market value         $ 199,539   $ 1,362,584    $ 328,666    $ 207,928     $ 14,770    $ 233,280         $ 102,031
Dividends receivable                --            --           --           --           --           --                --
Accounts receivable from
American Enterprise Life
for contract
purchase payments                3,550         1,627        1,058        3,382          527           --                --
Receivable from mutual
funds and portfolios
for share redemptions              194         1,256          416          227           16          202               112
                                   ---         -----          ---          ---           --          ---               ---
Total assets                   203,283     1,365,467      330,140      211,537       15,313      233,482           102,143
                               -------     ---------      -------      -------       ------      -------           -------

Liabilities
Payable to
American Enterprise Life for:
     Mortality and
     expense risk fee              173         1,098          378          204           14          177               102
     Administrative charge          21           157           38           23            2           25                10
Contract terminations               --            --           --           --           --           --                --
Payable to mutual
funds and portfolios
for investments purchased          695         1,126           --        3,382           --           --                --
                               -------     ---------      -------      -------       ------      -------           -------
Total liabilities                  889         2,381          416        3,609           16          202               112
                                   ---         -----          ---        -----           --          ---               ---
Net assets applicable
to contracts
in accumulation period         202,394     1,363,086      329,724      207,928       15,297      233,280           102,031
Net assets applicable
to contracts
in payment period                   --            --           --           --           --           --                --
                               -------     ---------      -------      -------       ------      -------           -------
Total net assets             $ 202,394   $ 1,363,086    $ 329,724    $ 207,928     $ 15,297    $ 233,280         $ 102,031
                             ---------   -----------    ---------    ---------     --------    ---------         ---------
Accumulation units
outstanding                    179,565     1,203,849      302,289      190,952       14,039      213,297           117,272
                               -------     ---------      -------      -------       ------      -------           -------
Net asset value per
accumulation unit             $ 1.13        $ 1.13        $ 1.09       $ 1.09       $ 1.09       $ 1.09            $ 0.87
                              ------        ------        ------       ------       ------       ------            ------

See accompanying notes to financial statements.

American Enterprise Variable Annuity Account - Well Fargo Advantage(SM) Variable Annuity

Statements of Net Assets
December 31, 2000
                                                                                     Segregated Asset Subaccounts
Assets                            WGRO4        WGRO5         WGRO7         WIEQ4          WIEQ5     WIEQ7              WLCG2
Investments in shares
of mutual funds and
portfolios:
     at cost                   $ 379,753     $ 148,487    $ 265,479      $ 94,611          $ 90   $ 105,517        $ 1,497,159
                               ---------     ---------    ---------      --------          ----   ---------        -----------
     at market value           $ 337,830     $ 126,691    $ 232,668      $ 92,973          $ 90    $ 99,096        $ 1,375,657
Dividends receivable                  --            --           --            --            --          --                 --
Accounts receivable from
American Enterprise Life
for contract
purchase payments                 14,017         4,655           --            --            90          --              5,728
Receivable from mutual
funds and portfolios
for share redemptions                331           136          200            97            --          94              1,703
                                     ---           ---          ---            --                        --              -----
Total assets                     352,178       131,482      232,868        93,070           180      99,190          1,383,088
                                 -------       -------      -------        ------           ---      ------          ---------

Liabilities
Payable to
American Enterprise Life for:
     Mortality and
     expense risk fee                297           121          175            87            --          82              1,547
     Administrative charge            34            15           25            10            --          12                155
Contract terminations                 --            --           --            --            --          --                 --
Payable to mutual
funds and portfolios
for investments purchased          1,282            --           --            --            90          --                605
                                 -------       -------      -------        ------           ---      ------          ---------
Total liabilities                  1,613           136          200            97            90          94              2,307
                                   -----           ---          ---            --            --          --              -----
Net assets applicable
to contracts
in accumulation period           350,565       131,346      232,668        92,973            90      99,096          1,380,781
Net assets applicable
to contracts
in payment period                     --            --           --            --            --          --                 --
                                   -----           ---          ---            --            --          --              -----
Total net assets               $ 350,565     $ 131,346    $ 232,668      $ 92,973          $ 90    $ 99,096        $ 1,380,781
                               ---------     ---------    ---------      --------          ----    --------        -----------
Accumulation units
outstanding                      402,281       150,650      266,434       104,440           101     111,178          1,453,928
                                 -------       -------      -------       -------           ---     -------          ---------
Net asset value per
accumulation unit               $ 0.87        $ 0.87        $ 0.87        $ 0.89        $ 0.89      $ 0.89             $ 0.95
                                ------        ------        ------        ------        ------      ------             ------

See accompanying notes to financial statements.

American Enterprise Variable Annuity Account - Well Fargo Advantage(SM) Variable Annuity

Statements of Net Assets
December 31, 2000
                                                                 Segregated Asset Subaccounts
Assets                           WLCG4         WLCG5          WLCG7          WMMK2       WMMK4            WMMK5         WMMK7
Investments in shares
of mutual funds and
portfolios:
     at cost                  $ 6,897,408    $ 878,386    $ 7,927,384     $ 666,548   $ 3,906,127     $ 316,793     $ 328,706
                              -----------    ---------    -----------     ---------   -----------     ---------     ---------
     at market value          $ 6,390,249    $ 824,585    $ 7,314,405     $ 666,639   $ 3,906,093     $ 316,841     $ 328,752
Dividends receivable                   --           --             --         2,920        17,464         1,546         1,262
Accounts receivable from
American Enterprise Life
for contract
purchase payments                  62,333       16,015         30,038        17,078         1,471            --            --
Receivable from mutual
funds and portfolios
for share redemptions               6,690        1,938          6,590           761        19,882           345           236
                                    -----        -----          -----           ---        ------           ---           ---
Total assets                    6,459,272      842,538      7,351,033       687,398     3,944,910       318,732       330,250
                                ---------      -------      ---------       -------     ---------       -------       -------

Liabilities
Payable to
American Enterprise Life for:
     Mortality and
     expense risk fee               5,998          714          5,766           692         3,595           308           206
     Administrative charge            692           86            824            69           415            37            30
Contract terminations                  --        1,138             --            --        15,873            --            --
Payable to mutual
funds and portfolios
for investments purchased           6,084           --          6,766         2,920        17,464         1,546         1,262
                                ---------      -------      ---------       -------     ---------       -------       -------
Total liabilities                  12,774        1,938         13,356         3,681        37,347         1,891         1,498
                                   ------        -----         ------         -----        ------         -----         -----
Net assets applicable
to contracts
in accumulation period          6,446,498      840,600      7,337,677       683,717     3,907,563       316,841       328,752
Net assets applicable
to contracts
in payment period                      --           --             --            --            --            --            --
                                   ------        -----         ------         -----        ------         -----         -----
Total net assets              $ 6,446,498    $ 840,600    $ 7,337,677     $ 683,717   $ 3,907,563     $ 316,841     $ 328,752
                              -----------    ---------    -----------     ---------   -----------     ---------     ---------
Accumulation units
outstanding                     6,802,026      886,594      7,702,001       668,101     3,801,457       309,025       317,064
                                ---------      -------      ---------       -------     ---------       -------       -------
Net asset value per
accumulation unit                $ 0.95       $ 0.95          $ 0.95        $ 1.02        $ 1.03        $ 1.03        $ 1.04
                                 ------       ------          ------        ------        ------        ------        ------

See accompanying notes to financial statements.

American Enterprise Variable Annuity Account - Well Fargo Advantage(SM) Variable Annuity

Statements of Net Assets
December 31, 2000
                                                                 Segregated Asset Subaccounts
                                                                                                                      Combined
                                                                                                                      Variable
Assets                           WSCG2                WSCG4                   WSCG5               WSCG7                Account
Investments in shares
of mutual funds and
portfolios:
     at cost                   $ 334,895           $ 1,628,110            $ 225,503           $ 2,019,513         $ 139,550,256
                               ---------           -----------            ---------           -----------         -------------
     at market value           $ 218,256           $ 1,069,997            $ 154,859           $ 1,293,283         $ 127,557,838
Dividends receivable                  --                    --                   --                    --                44,471
Accounts receivable from
American Enterprise Life
for contract
purchase payments                    543                14,123                  139                 5,488               873,423
Receivable from mutual
funds and portfolios
for share redemptions                275                 1,170                  147                 1,213               335,022
                                     ---                 -----                  ---                 -----               -------
Total assets                     219,074             1,085,290              155,145             1,299,984           128,810,754
                                 -------             ---------              -------             ---------           -----------

Liabilities
Payable to
American Enterprise Life for:
     Mortality and
     expense risk fee                250                 1,048                  131                 1,060               118,465
     Administrative charge            25                   121                   16                   152                14,432
Contract terminations                 --                    --                   --                    --               238,139
Payable to mutual
funds and portfolios
for investments purchased            543                 3,339                  139                 1,230               193,240
                                     ---                 -----                  ---                 -----               -------
Total liabilities                    818                 4,508                  286                 2,442               564,276
                                     ---                 -----                  ---                 -----               -------
Net assets applicable
to contracts
in accumulation period           218,256             1,080,782              154,859             1,297,542           128,238,723
Net assets applicable
to contracts
in payment period                     --                    --                   --                    --                 7,755
                                 -------             ---------              -------             ---------           -----------
Total net assets               $ 218,256           $ 1,080,782            $ 154,859           $ 1,297,542         $ 128,246,478
                               ---------           -----------            ---------           -----------         -------------
Accumulation units
outstanding                      392,891             1,922,955              278,189             2,319,437
                                 -------             ---------              -------             ---------
Net asset value per
accumulation unit               $ 0.56                $ 0.56                $ 0.56                $ 0.56
                                ------                ------                ------                ------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - Well Fargo Advantage(SM) Variable Annuity

Statements of Operations
Period ended December 31, 2000
                                                              Segregated Asset Subaccounts
Investment income                 WBCA2(1)     WBCA4(1)    WBCA5(1)   WBCA7(1)         ECR         WCAR2(1)         WCAR4(1)
Dividend income from
mutual funds and
portfolios                          $ 239         $ 875     $ 12        $ 953     $ 1,360,779       $ 621          $ 5,600
                                    -----         -----     ----        -----     -----------       -----          -------
Expenses:
     Mortality and
     expense risk fee                 402         1,604       17        1,464         166,687          22              217
     Administrative charge             40           185        2          209          19,892           2               25
                                       --           ---        -          ---          ------           -               --
Total expenses                        442         1,789       19        1,673         186,579          24              242
                                      ---         -----       --        -----         -------          --              ---
Investment income (loss) - net       (203)         (914)      (7)        (720)      1,174,200         597            5,358
                                     ----          ----       --         ----       ---------         ---            -----

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
     Proceeds from sales           23,927        13,328   14,858       10,226         886,375          13              182
     Cost of
     investments sold              24,130        13,344   14,451       10,223         778,454          15              193
                                   ------        ------   ------       ------         -------          --              ---
Net realized gain
(loss) on investments                (203)          (16)     407            3         107,921          (2)             (11)
Net change in
unrealized appreciation
or depreciation
of investments                     (6,370)      (33,262)    (420)     (34,957)     (3,989,879)     (1,346)         (10,626)
                                   ------       -------     ----      -------      ----------      ------          -------
Net gain (loss)
on investments                     (6,573)      (33,278)     (13)     (34,954)     (3,881,958)     (1,348)         (10,637)
                                   ------       -------      ---      -------      ----------      ------          -------
Net increase (decrease)
in net assets
resulting from
operations                       $ (6,776)    $ (34,192)   $ (20)   $ (35,674)   $ (2,707,758)     $ (751)        $ (5,279)
                                 --------     ---------    -----    ---------    ------------      ------         --------

(1)For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.

American Enterprise Variable Annuity Account - Well Fargo Advantage(SM) Variable Annuity

Statements of Operations
Period ended December 31, 2000
                                                              Segregated Asset Subaccounts
Investment income                 WCAR7(1)  WDEI2(1)    WDEI4(1)  WDEI5(1)     WDEI7(1)             EIA                WEXI2(1)
Dividend income from
mutual funds and
portfolios                        $ 6,156     $ 11       $ 96        $ 10        $ 205       $ 24,123               $ 2,170
                                  -------     ----       ----        ----        -----       --------               -------
Expenses:
     Mortality and
     expense risk fee                 198       15        155          16          232          2,812                   309
     Administrative charge             28        2         18           2           33            338                    31
                                       --        -         --           -           --            ---                    --
Total expenses                        226       17        173          18          265          3,150                   340
                                      ---       --        ---          --          ---          -----                   ---
Investment income (loss) - net      5,930       (6)       (77)         (8)         (60)        20,973                 1,830
                                    -----       --        ---          --          ---         ------                 -----

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on
sales of investments in mutual
funds and portfolios:
     Proceeds from sales           29,611       13        101          10          852         65,826                   917
     Cost of
     investments sold              29,117       13        102          10          819         72,487                   988
                                   ------       --        ---          --          ---         ------                   ---
Net realized gain
(loss) on investments                 494       --         (1)         --           33         (6,661)                  (71)
Net change in
unrealized appreciation
or depreciation
of investments                    (11,895)     (19)     1,410         147        2,734        (50,312)               (5,509)
                                  -------      ---      -----         ---        -----        -------                ------
Net gain (loss)
on investments                    (11,401)     (19)     1,409         147        2,767        (56,973)               (5,580)
                                  -------      ---      -----         ---        -----        -------                ------
Net increase (decrease)
in net assets
resulting from
operations                       $ (5,471)   $ (25)   $ 1,332       $ 139      $ 2,707      $ (36,000)             $ (3,750)
                                 --------    -----    -------       -----      -------      ---------              --------

(1)For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - Well Fargo Advantage(SM) Variable Annuity

Statements of Operations
Period ended December 31, 2000
                                                          Segregated Asset Subaccounts
Investment income                  WEXI4(1)     WEXI7(1)     WFDI2(1)   WFDI4(1)    WFDI5(1)   WFDI7(1)            EGD
Dividend income from
mutual funds and
portfolios                         $ 7,079       $ 5,361   $ 4,566      $ 6,001      $ 973     $ 1,874        $ 419,746
                                   -------       -------   -------      -------      -----     -------        ---------
Expenses:
     Mortality and
     expense risk fee                  868           545     1,207        1,367        213         345           63,392
     Administrative charge             100            78       121          158         26          49            7,607
                                       ---            --       ---          ---         --          --            -----
Total expenses                         968           623     1,328        1,525        239         394           70,999
                                       ---           ---     -----        -----        ---         ---           ------
Investment income (loss) - net       6,111         4,738     3,238        4,476        734       1,480          348,747
                                     -----         -----     -----        -----        ---       -----          -------

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on
sales of investments in mutual
funds and portfolios:
     Proceeds from sales             1,613         2,181     1,595        2,010        193       1,076          476,883
     Cost of
     investments sold                1,688         2,294     1,583        1,996        192       1,080          404,347
                                     -----         -----     -----        -----        ---       -----          -------
Net realized gain
(loss) on investments                  (75)         (113)       12           14          1          (4)          72,536
Net change in
unrealized appreciation
or depreciation
of investments                     (19,073)      (14,883)    6,040        7,018        898       2,256       (1,137,292)
                                   -------       -------     -----        -----        ---       -----       ----------
Net gain (loss)
on investments                     (19,148)      (14,996)    6,052        7,032        899       2,252       (1,064,756)
                                   -------       -------     -----        -----        ---       -----       ----------
Net increase (decrease)
in net assets
resulting from
operations                       $ (13,037)    $ (10,258)  $ 9,290     $ 11,508    $ 1,633     $ 3,732       $ (716,009)
                                 ---------     ---------   -------     --------    -------     -------       ----------

(1)For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - Well Fargo Advantage(SM) Variable Annuity

Statements of Operations
Period ended December 31, 2000
                                                              Segregated Asset Subaccounts
Investment income                WNDM2(1)   WNDM4(1)         WNDM7(1)   WSCA2(1)    WSCA4(1)      WSCA5(1)       WSCA7(1)
Dividend income from
mutual funds and
portfolios                       $ 24,744    $ 46,003      $ 60,080      $ 1,150     $ 1,981      $ 446          $ 242
                                 --------    --------      --------      -------     -------      -----          -----
Expenses:
     Mortality and
     expense risk fee               1,449       3,040         3,925          192         246         59             34
     Administrative charge            145         351           561           19          28          7              5
                                      ---         ---           ---           --          --          -              -
Total expenses                      1,594       3,391         4,486          211         274         66             39
                                    -----       -----         -----          ---         ---         --             --
Investment income (loss) - net     23,150      42,612        55,594          939       1,707        380            203
                                   ------      ------        ------          ---       -----        ---            ---

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on
sales of investments in mutual
funds and portfolios:
     Proceeds from sales           25,245      27,081        26,173       20,351       1,497         49            578
     Cost of
     investments sold              26,116      27,955        25,706       20,575       1,576         51            652
                                   ------      ------        ------       ------       -----         --            ---
Net realized gain
(loss) on investments                (871)       (874)          467         (224)        (79)        (2)           (74)
Net change in
unrealized appreciation
or depreciation
of investments                    (56,613)   (121,551)     (154,375)      (1,109)     (2,389)      (686)          (570)
                                  -------    --------      --------       ------      ------       ----           ----
Net gain (loss)
on investments                    (57,484)   (122,425)     (153,908)      (1,333)     (2,468)      (688)          (644)
                                  -------    --------      --------       ------      ------       ----           ----
Net increase (decrease)
in net assets
resulting from
operations                      $ (34,334)  $ (79,813)    $ (98,314)      $ (394)     $ (761)    $ (308)        $ (441)
                                ---------   ---------     ---------       ------      ------     ------         ------

(1)For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - Well Fargo Advantage(SM) Variable Annuity

Statements of Operations
Period ended December 31, 2000
                                                                   Segregated Asset Subaccounts
Investment income                   ECA          WCAP2(1)    WCAP4(1)     WCAP7(1)          EVA           WVAL2(1)      WVAL4(1)
Dividend income from
mutual funds and
portfolios                        $ 100,534      $ 2,744    $ 48,499       $ 31,846        $ 738,945      $ 48,461     $ 172,141
                                  ---------      -------    --------       --------        ---------      --------     ---------
Expenses:
     Mortality and
     expense risk fee                21,419          610       7,059          4,199          175,408         5,532        17,284
     Administrative charge            2,572           61         815            600           21,059           553         1,995
                                      -----           --         ---            ---           ------           ---         -----
Total expenses                       23,991          671       7,874          4,799          196,467         6,085        19,279
                                     ------          ---       -----          -----          -------         -----        ------
Investment income (loss) - net       76,543        2,073      40,625         27,047          542,478        42,376       152,862
                                     ------        -----      ------         ------          -------        ------       -------

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on
sales of investments in mutual
funds and portfolios:
     Proceeds from sales            469,623          936      10,534         54,819          545,100        47,587       146,061
     Cost of
     investments sold               468,339        1,043      10,647         55,807          502,495        50,886       147,851
                                    -------        -----      ------         ------          -------        ------       -------
Net realized gain
(loss) on investments                 1,284         (107)       (113)          (988)          42,605        (3,299)       (1,790)
Net change in
unrealized appreciation
or depreciation
of investments                     (846,955)     (25,889)   (355,991)      (262,025)      (3,424,581)     (173,738)     (593,651)
                                   --------      -------    --------       --------       ----------      --------      --------
Net gain (loss)
on investments                     (845,671)     (25,996)   (356,104)      (263,013)      (3,381,976)     (177,037)     (595,441)
                                   --------      -------    --------       --------       ----------      --------      --------
Net increase (decrease)
in net assets
resulting from
operations                       $ (769,128)   $ (23,923) $ (315,479)    $ (235,966)    $ (2,839,498)   $ (134,661)   $ (442,579)
                                 ----------    ---------  ----------     ----------     ------------    ----------    ----------

(1)For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - Well Fargo Advantage(SM) Variable Annuity

Statements of Operations
Period ended December 31, 2000
                                                                   Segregated Asset Subaccounts
Investment income                  WVAL7(1)        ESR           WSRG2(1)    WSRG4(1)     WSRG7(1)      WISE2(1)       WISE4(1)
Dividend income from
mutual funds and
portfolios                       $ 206,944       $ 3,705         $ 505       $ 7,040        $ 5,858    $ 3,365        $ 6,321
                                 ---------       -------         -----       -------        -------    -------        -------
Expenses:
     Mortality and
     expense risk fee               18,683         3,410           274         3,533          2,304        482          1,135
     Administrative charge           2,670           409            27           408            329         48            131
                                     -----           ---            --           ---            ---         --            ---
Total expenses                      21,353         3,819           301         3,941          2,633        530          1,266
                                    ------         -----           ---         -----          -----        ---          -----
Investment income (loss) - net     185,591          (114)          204         3,099          3,225      2,835          5,055
                                   -------          ----           ---         -----          -----      -----          -----

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on
sales of investments in mutual
funds and portfolios:
     Proceeds from sales            58,897        16,802        10,373         8,692         37,585        805          8,421
     Cost of
     investments sold               63,548        17,098        10,218         9,032         38,251        795          8,262
                                    ------        ------        ------         -----         ------        ---          -----
Net realized gain
(loss) on investments               (4,651)         (296)          155          (340)          (666)        10            159
Net change in
unrealized appreciation
or depreciation
of investments                    (777,824)      (55,497)       (8,442)      (96,248)       (98,956)     4,184         11,152
                                  --------       -------        ------       -------        -------      -----         ------
Net gain (loss)
on investments                    (782,475)      (55,793)       (8,287)      (96,588)       (99,622)     4,194         11,311
                                  --------       -------        ------       -------        -------      -----         ------
Net increase (decrease)
in net assets
resulting from
operations                      $ (596,884)    $ (55,907)     $ (8,083)    $ (93,489)     $ (96,397)   $ 7,029       $ 16,366
                                ----------     ---------      --------     ---------      ---------    -------       --------

(1)For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - Well Fargo Advantage(SM) Variable Annuity

Statements of Operations
Period ended December 31, 2000
                                                       Segregated Asset Subaccounts
Investment income                  WISE5(1)  WISE7(1)        ERE          WRES2(1)    WRES4(1)      WRES7(1)          WSMC2(1)
Dividend income from
mutual funds and
portfolios                          $ 782    $ 2,696      $ 5,059            $--         $--        $ 111               $--
                                    -----    -------      -------            -           -          -----               -
Expenses:
     Mortality and
     expense risk fee                  91        421        1,444              5         258          159               710
                                       --        ---        -----              -         ---          ---               ---
     Administrative charge             11         60          173             --          30           23                71
                                       --         --          ---                         --           --                --
Total expenses                        102        481        1,617              5         288          182               781
                                      ---        ---        -----              -         ---          ---               ---
Investment income (loss) - net        680      2,215        3,442             (5)       (288)         (71)             (781)
                                      ---      -----        -----             --        ----          ---              ----

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on
sales of investments in mutual
funds and portfolios:
     Proceeds from sales              102     29,572      117,112              5       3,588          827             4,485
     Cost of
     investments sold                  99     28,731      107,935              5       3,524          799             5,054
                                       --     ------      -------              -       -----          ---             -----
Net realized gain
(loss) on investments                   3        841        9,177             --          64           28              (569)
Net change in
unrealized appreciation
or depreciation
of investments                        953      4,731       20,303            141       3,565        3,677           (23,574)
                                      ---      -----       ------            ---       -----        -----           -------
Net gain (loss)
on investments                        956      5,572       29,480            141       3,629        3,705           (24,143)
                                      ---      -----       ------            ---       -----        -----           -------
Net increase (decrease)
in net assets
resulting from
operations                        $ 1,636    $ 7,787     $ 32,922          $ 136     $ 3,341      $ 3,634         $ (24,924)
                                  -------    -------     --------          -----     -------      -------         ---------

(1)For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - Well Fargo Advantage(SM) Variable Annuity

Statements of Operations
Period ended December 31, 2000
                                                                Segregated Asset Subaccounts
Investment income                   WSMC4(1)     WSMC5(1)        WSMC7(1)      EMU     WMSS2(1)     WMSS4(1)      WMSS7(1)
Dividend income from
mutual funds and
portfolios                            $ 764          $--         $ 47      $ 5,225          $--       $--          $ 49
                                      -----          -           ----      -------          -         -            ----
Expenses:
     Mortality and
     expense risk fee                 3,437          562        3,655        1,615           23       538           908
     Administrative charge              397           67          522          194            2        62           130
                                        ---           --          ---          ---            -        --           ---
Total expenses                        3,834          629        4,177        1,809           25       600         1,038
                                      -----          ---        -----        -----           --       ---         -----
Investment income (loss) - net       (3,070)        (629)      (4,130)       3,416          (25)     (600)         (989)
                                     ------         ----       ------        -----          ---      ----          ----

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on
sales of investments in mutual
funds and portfolios:
     Proceeds from sales             21,858        2,158       32,245        8,173       10,978       600         3,720
     Cost of
     investments sold                25,467        2,123       34,265        7,885       10,898       577         3,609
                                     ------        -----       ------        -----       ------       ---         -----
Net realized gain
(loss) on investments                (3,609)          35       (2,020)         288           80        23           111
Net change in
unrealized appreciation
or depreciation
of investments                     (148,124)     (21,080)    (157,656)      17,841          187     8,217        18,991
                                   --------      -------     --------       ------          ---     -----        ------
Net gain (loss)
on investments                     (151,733)     (21,045)    (159,676)      18,129          267     8,240        19,102
                                   --------      -------     --------       ------          ---     -----        ------
Net increase (decrease)
in net assets
resulting from
operations                       $ (154,803)   $ (21,674)  $ (163,806)    $ 21,545        $ 242   $ 7,640      $ 18,113
                                 ----------    ---------   ----------     --------        -----   -------      --------

(1)For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - Well Fargo Advantage(SM) Variable Annuity

Statements of Operations
Period ended December 31, 2000
                                                                   Segregated Asset Subaccounts
Investment income                    JUS        WUSE2(1)       WUSE4(1)    WUSE7(1)      JGL           WGLI2(1)      WGLI4(1)
Dividend income from
mutual funds and
portfolios                          $ 14,196    $ 1,502        $ 6,781      $ 7,920     $ 36,179      $ 17,338      $ 13,386
                                    --------    -------        -------      -------     --------      --------      --------
Expenses:
     Mortality and
     expense risk fee                  9,803        599          2,903        2,814        2,253           611           786
     Administrative charge             1,177         60            335          402          271            61            91
                                       -----         --            ---          ---          ---            --            --
Total expenses                        10,980        659          3,238        3,216        2,524           672           877
                                      ------        ---          -----        -----        -----           ---           ---
Investment income (loss) - net         3,216        843          3,543        4,704       33,655        16,666        12,509
                                       -----        ---          -----        -----       ------        ------        ------

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on
sales of investments in mutual
funds and portfolios:
     Proceeds from sales             575,953        698         61,482       35,297       90,215        11,064         5,302
     Cost of
     investments sold                568,122        735         62,845       34,628       90,945        10,961         5,497
                                     -------        ---         ------       ------       ------        ------         -----
Net realized gain
(loss) on investments                  7,831        (37)        (1,363)         669         (730)          103          (195)
Net change in
unrealized appreciation
or depreciation
of investments                      (137,711)   (13,525)       (49,476)     (69,233)     (15,294)      (10,496)       (6,397)
                                    --------    -------        -------      -------      -------       -------        ------
Net gain (loss)
on investments                      (129,880)   (13,562)       (50,839)     (68,564)     (16,024)      (10,393)       (6,592)
                                    --------    -------        -------      -------      -------       -------        ------
Net increase (decrease)
in net assets
resulting from
operations                        $ (126,664) $ (12,719)     $ (47,296)   $ (63,860)    $ 17,631       $ 6,273       $ 5,917
                                  ----------  ---------      ---------    ---------     --------       -------       -------

(1)For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - Well Fargo Advantage(SM) Variable Annuity

Statements of Operations
Period ended December 31, 2000
                                                           Segregated Asset Subaccounts
Investment income                WGLI7(1)    WITO2(2)        WITO4(2)     WITO5(2)      WITO7(2)      JMC       WMCV2(1)
Dividend income from
mutual funds and
portfolios                       $ 8,484          $--          $--            $--         $--      $ 2,196      $ 1,407
                                 -------          -            -              -           -        -------      -------
Expenses:
     Mortality and
     expense risk fee                290          215        1,789            204         734          278          136
     Administrative charge            41           21          206             25         105           33           14
                                      --           --          ---             --         ---           --           --
Total expenses                       331          236        1,995            229         839          311          150
                                     ---          ---        -----            ---         ---          ---          ---
Investment income (loss) - net     8,153         (236)      (1,995)          (229)       (839)       1,885        1,257
                                   -----         ----       ------           ----        ----        -----        -----

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on
sales of investments in mutual
funds and portfolios:
     Proceeds from sales          11,672       10,463       14,555          4,025      16,276      102,102        6,305
     Cost of
     investments sold             11,378       11,556       16,566          4,244      16,619      107,254        6,155
                                  ------       ------       ------          -----      ------      -------        -----
Net realized gain
(loss) on investments                294       (1,093)      (2,011)          (219)       (343)      (5,152)         150
Net change in
unrealized appreciation
or depreciation
of investments                    (4,950)      (9,993)    (132,358)       (15,697)    (72,672)       3,426        3,688
                                  ------       ------     --------        -------     -------        -----        -----
Net gain (loss)
on investments                    (4,656)     (11,086)    (134,369)       (15,916)    (73,015)      (1,726)       3,838
                                  ------      -------     --------        -------     -------       ------        -----
Net increase (decrease)
in net assets
resulting from
operations                       $ 3,497    $ (11,322)  $ (136,364)     $ (16,145)  $ (73,854)       $ 159      $ 5,095
                                 -------    ---------   ----------      ---------   ---------        -----      -------

(1)For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

(2)For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - Well Fargo Advantage(SM) Variable Annuity

Statements of Operations
Period ended December 31, 2000
                                                       Segregated Asset Subaccounts
Investment income                  WMCV4(1)     WMCV7(1)       WGIS2(1)    WGIS4(1)       WGIS5(1)    WGIS7(1)          EUT
Dividend income from
mutual funds and
portfolios                        $ 12,596      $ 25,835         $--           $--          $--         $ 12       $ 24,111
                                  --------      --------         -             -            -           ----       --------
Expenses:
     Mortality and
     expense risk fee                1,124         2,453         301         1,635          128        1,591          9,861
     Administrative charge             130           351          30           189           15          227          1,184
                                       ---           ---          --           ---           --          ---          -----
Total expenses                       1,254         2,804         331         1,824          143        1,818         11,045
                                     -----         -----         ---         -----          ---        -----         ------
Investment income (loss) - net      11,342        23,031        (331)       (1,824)        (143)      (1,806)        13,066
                                    ------        ------        ----        ------         ----       ------         ------

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on
sales of investments in mutual
funds and portfolios:
     Proceeds from sales            52,990        48,362       6,669        20,136          131       14,287        345,381
     Cost of
     investments sold               51,016        46,031       6,788        20,395          136       14,531        347,669
                                    ------        ------       -----        ------          ---       ------        -------
Net realized gain
(loss) on investments                1,974         2,331        (119)         (259)          (5)        (244)        (2,288)
Net change in
unrealized appreciation
or depreciation
of investments                      31,468        78,375        (971)       (5,325)      (1,006)      (7,287)         7,071
                                    ------        ------        ----        ------       ------       ------          -----
Net gain (loss)
on investments                      33,442        80,706      (1,090)       (5,584)      (1,011)      (7,531)         4,783
                                    ------        ------      ------        ------       ------       ------          -----
Net increase (decrease)
in net assets
resulting from
operations                        $ 44,784     $ 103,737    $ (1,421)     $ (7,408)    $ (1,154)    $ (9,337)      $ 17,849
                                  --------     ---------    --------      --------     --------     --------       --------

(1)For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - Well Fargo Advantage(SM) Variable Annuity

Statements of Operations
Period ended December 31, 2000
                                                                Segregated Asset Subaccounts
Investment income                WUTS2(1)    WUTS4(1)     WUTS7(1)         EPL       WIGR2(1)        WIGR4(1)          WIGR7(1)
Dividend income from
mutual funds and
portfolios                          $--      $ 1,759       $ 69        $ 92,648          $--            $--              $ 82
                                    -        -------       ----        --------          -              -                ----
Expenses:
     Mortality and
     expense risk fee             1,498        6,595      3,923          16,906        1,316         10,595             8,627
     Administrative charge          150          761        561           2,030          132          1,223             1,233
                                    ---          ---        ---           -----          ---          -----             -----
Total expenses                    1,648        7,356      4,484          18,936        1,448         11,818             9,860
                                  -----        -----      -----          ------        -----         ------             -----
Investment income (loss) - net   (1,648)      (5,597)    (4,415)         73,712       (1,448)       (11,818)           (9,778)
                                 ------       ------     ------          ------       ------        -------            ------

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on
sales of investments in mutual
funds and portfolios:
     Proceeds from sales         26,055       49,272     40,149       4,212,519       26,622         16,902            79,894
     Cost of
     investments sold            26,582       49,630     38,672       4,271,382       27,624         17,048            82,352
                                 ------       ------     ------       ---------       ------         ------            ------
Net realized gain
(loss) on investments              (527)        (358)     1,477         (58,863)      (1,002)          (146)           (2,458)
Net change in
unrealized appreciation
or depreciation
of investments                    1,526       15,482     15,202        (203,865)      (6,253)       (89,569)          (96,996)
                                  -----       ------     ------        --------       ------        -------           -------
Net gain (loss)
on investments                      999       15,124     16,679        (262,728)      (7,255)       (89,715)          (99,454)
                                    ---       ------     ------        --------       ------        -------           -------
Net increase (decrease)
in net assets
resulting from
operations                       $ (649)     $ 9,527   $ 12,264      $ (189,016)    $ (8,703)    $ (101,533)       $ (109,232)
                                 ------      -------   --------      ----------     --------     ----------        ----------

(1)For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - Well Fargo Advantage(SM) Variable Annuity

Statements of Operations
Period ended December 31, 2000
                                                                    Segregated Asset Subaccounts
Investment income                 EPT       WVIS2(1)       WVIS4(1)    WVIS7(1)     WAAL2(1)          WAAL4(1)       WAAL5(1)
Dividend income from
mutual funds and
portfolios                       $ 1,181        $--           $--           $ 8       $ 26,848       $ 92,483        $ 2,807
                                 -------        -             -             ---       --------       --------        -------
Expenses:
     Mortality and
     expense risk fee              3,341      1,458         8,718         9,754          6,034         19,461            502
     Administrative charge           401        146         1,006         1,394            604          2,246             60
                                     ---        ---         -----         -----            ---          -----             --
Total expenses                     3,742      1,604         9,724        11,148          6,638         21,707            562
                                   -----      -----         -----        ------          -----         ------            ---
Investment income (loss) - net    (2,561)    (1,604)       (9,724)      (11,140)        20,210         70,776          2,245
                                  ------     ------        ------       -------         ------         ------          -----

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on
sales of investments in mutual
funds and portfolios:
     Proceeds from sales          18,150     19,106        29,846        21,850         66,471        429,583          5,808
     Cost of
     investments sold             18,356     20,373        34,047        21,105         67,910        439,860          6,033
                                  ------     ------        ------        ------         ------        -------          -----
Net realized gain
(loss) on investments               (206)    (1,267)       (4,201)          745         (1,439)       (10,277)          (225)
Net change in
unrealized appreciation
or depreciation
of investments                   (65,814)   (44,314)     (327,101)     (366,406)       (50,330)      (223,783)        (5,651)
                                 -------    -------      --------      --------        -------       --------         ------
Net gain (loss)
on investments                   (66,020)   (45,581)     (331,302)     (365,661)       (51,769)      (234,060)        (5,876)
                                 -------    -------      --------      --------        -------       --------         ------
Net increase (decrease)
in net assets
resulting from
operations                     $ (68,581) $ (47,185)   $ (341,026)   $ (376,801)     $ (31,559)    $ (163,284)      $ (3,631)
                               ---------  ---------    ----------    ----------      ---------     ----------       --------

(1)For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - Well Fargo Advantage(SM) Variable Annuity

Statements of Operations
Period ended December 31, 2000
                                                            Segregated Asset Subaccounts
Investment income                WAAL7(1)   WCBD2(1)     WCBD4(1)   WCBD5(1)    WCBD7(1)       WEQI2(1)      WEQI4(1)
Dividend income from
mutual funds and
portfolios                      $ 52,141    $ 10,313  $ 13,747      $ 1,231      $ 11,344       $ 922       $ 13,144
                                --------    --------  --------      -------      --------       -----       --------
Expenses:
     Mortality and
     expense risk fee              7,353       2,359     2,763          238         1,850         413          4,357
     Administrative charge         1,051         236       319           29           264          41            503
                                   -----         ---       ---           --           ---          --            ---
Total expenses                     8,404       2,595     3,082          267         2,114         454          4,860
                                   -----       -----     -----          ---         -----         ---          -----
Investment income (loss) - net    43,737       7,718    10,665          964         9,230         468          8,284
                                  ------       -----    ------          ---         -----         ---          -----

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on
sales of investments in mutual
funds and portfolios:
     Proceeds from sales         206,845          17    27,168           --        31,291       8,442         48,731
     Cost of
     investments sold            208,149          17    26,885           --        30,619       8,494         48,153
                                 -------          --    ------                     ------       -----         ------
Net realized gain
(loss) on investments             (1,304)         --       283           --           672         (52)           578
Net change in
unrealized appreciation
or depreciation
of investments                   (99,906)     18,199    19,258        1,736        16,048       4,878         37,485
                                 -------      ------    ------        -----        ------       -----         ------
Net gain (loss)
on investments                  (101,210)     18,199    19,541        1,736        16,720       4,826         38,063
                                --------      ------    ------        -----        ------       -----         ------
Net increase (decrease)
in net assets
resulting from
operations                     $ (57,473)   $ 25,917  $ 30,206      $ 2,700      $ 25,950     $ 5,294       $ 46,347
                               ---------    --------  --------      -------      --------     -------       --------

(1)For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - Well Fargo Advantage(SM) Variable Annuity

Statements of Operations
Period ended December 31, 2000
                                                                    Segregated Asset Subaccounts
Investment income                    WEQI5(1)    WEQI7(1)     WEQV2(1)  WEQV4(1)     WEQV5(1)     WEQV7(1)       WGRO2(1)
Dividend income from
mutual funds and
portfolios                           $ 2,449     $ 18,792     $ 542       $ 465        $ 23         $ 596        $ 1,226
                                     -------     --------     -----       -----        ----         -----        -------
Expenses:
     Mortality and
     expense risk fee                    882        5,201     1,111         890          37           661            329
     Administrative charge               106          743       111         103           4            94             33
                                         ---          ---       ---         ---           -            --             --
Total expenses                           988        5,944     1,222         993          41           755            362
                                         ---        -----     -----         ---          --           ---            ---
Investment income (loss) - net         1,461       12,848      (680)       (528)        (18)         (159)           864
                                       -----       ------      ----        ----         ---          ----            ---

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on
sales of investments in mutual
funds and portfolios:
     Proceeds from sales               2,474       97,162     1,413      13,954          27        57,162          6,240
     Cost of
     investments sold                  2,469       98,197     1,399      13,747          26        56,773          6,605
                                       -----       ------     -----      ------          --        ------          -----
Net realized gain
(loss) on investments                      5       (1,035)       14         207           1           389           (365)
Net change in
unrealized appreciation
or depreciation
of investments                         6,157       44,839     3,520       6,818         451         6,944        (10,264)
                                       -----       ------     -----       -----         ---         -----        -------
Net gain (loss)
on investments                         6,162       43,804     3,534       7,025         452         7,333        (10,629)
                                       -----       ------     -----       -----         ---         -----        -------
Net increase (decrease)
in net assets
resulting from
operations                           $ 7,623     $ 56,652   $ 2,854     $ 6,497       $ 434       $ 7,174       $ (9,765)
                                     -------     --------   -------     -------       -----       -------       --------

(1)For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - Well Fargo Advantage(SM) Variable Annuity

Statements of Operations
Period ended December 31, 2000
                                                              Segregated Asset Subaccounts
Investment income                  WGRO4(1)    WGRO5(1)      WGRO7(1)    WIEQ4(2)   WIEQ5(2)      WIEQ7(2)         WLCG2(1)
Dividend income from
mutual funds and
portfolios                         $ 8,757      $ 5,185    $ 5,771         $ 252          $--      $ 285              $--
                                   -------      -------    -------         -----          -        -----              -
Expenses:
     Mortality and
     expense risk fee                1,145          517        696           233           --        367            6,491
     Administrative charge             132           62         99            27           --         52              649
                                       ---           --         --            --          ---         --              ---
Total expenses                       1,277          579        795           260           --        419            7,140
                                     -----          ---        ---           ---          ---        ---            -----
Investment income (loss) - net       7,480        4,606      4,976            (8)          --       (134)          (7,140)
                                     -----        -----      -----            --          ---       ----           ------

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on
sales of investments in mutual
funds and portfolios:
     Proceeds from sales             1,303       15,256      2,405         9,217           --     11,711           53,303
     Cost of
     investments sold                1,445       14,931      2,612         9,474           --     11,883           55,272
                                     -----       ------      -----         -----         ----     ------           ------
Net realized gain
(loss) on investments                 (142)         325       (207)         (257)          --       (172)          (1,969)
Net change in
unrealized appreciation
or depreciation
of investments                     (41,923)     (21,796)   (32,811)       (1,638)          --     (6,421)        (121,502)
                                   -------      -------    -------        ------          ---     ------         --------
Net gain (loss)
on investments                     (42,065)     (21,471)   (33,018)       (1,895)          --     (6,593)        (123,471)
                                   -------      -------    -------        ------         ----     ------         --------
Net increase (decrease)
in net assets
resulting from
operations                       $ (34,585)   $ (16,865) $ (28,042)     $ (1,903)         $--   $ (6,727)      $ (130,611)

(1)For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

(2)For the period July 3, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - Well Fargo Advantage(SM) Variable Annuity

Statements of Operations
Period ended December 31, 2000
                                                                  Segregated Asset Subaccounts
Investment income                   WLCG4(1)      WLCG5(1)      WLCG7(1)     WMMK2(1)     WMMK4(1)        WMMK5(1)      WMMK7(1)
Dividend income from
mutual funds and
portfolios                              $--          $--           $--       $ 14,245       $ 89,723      $ 8,155      $ 13,616
                                        -            -             -         --------       --------      -------      --------
Expenses:
     Mortality and
     expense risk fee                24,905        3,217        27,539          3,654         19,959        1,736         2,466
     Administrative charge            2,875          386         3,936            366          2,304          208           352
                                      -----          ---         -----            ---          -----          ---           ---
Total expenses                       27,780        3,603        31,475          4,020         22,263        1,944         2,818
                                     ------        -----        ------          -----         ------        -----         -----
Investment income (loss) - net      (27,780)      (3,603)      (31,475)        10,225         67,460        6,211        10,798
                                    -------       ------       -------         ------         ------        -----        ------

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on
sales of investments in mutual
funds and portfolios:
     Proceeds from sales             33,842       19,377        95,656      1,317,334      1,698,256       93,674     1,382,778
     Cost of
     investments sold                34,816       19,416        93,145      1,317,230      1,697,341       93,679     1,382,652
                                     ------       ------        ------      ---------      ---------       ------     ---------
Net realized gain
(loss) on investments                  (974)         (39)        2,511            104            915           (5)          126
Net change in
unrealized appreciation
or depreciation
of investments                     (507,159)     (53,801)     (612,979)            91            (34)          48            46
                                   --------      -------      --------             --            ---           --            --
Net gain (loss)
on investments                     (508,133)     (53,840)     (610,468)           195            881           43           172
                                   --------      -------      --------            ---            ---           --           ---
Net increase (decrease)
in net assets
resulting from
operations                       $ (535,913)   $ (57,443)   $ (641,943)      $ 10,420       $ 68,341      $ 6,254      $ 10,970
                                 ----------    ---------    ----------       --------       --------      -------      --------

(1)For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - Well Fargo Advantage(SM) Variable Annuity

Statements of Operations
Period ended December 31, 2000
                                                     Segregated Asset Subaccounts
                                                                                                      Combined
                                                                                                      Variable
Investment income                 WSCG2(1)    WSCG4(1)        WSCG5(1)            WSCG7(1)             Account
Dividend income from
mutual funds and
portfolios                       $ 55,691    $ 274,949     $ 40,028             $ 346,846           $ 4,754,003
                                 --------    ---------     --------             ---------           -----------
Expenses:
     Mortality and
     expense risk fee               1,001        5,122          645                 5,669               799,232
     Administrative charge            100          591           77                   810                97,059
                                      ---          ---           --                   ---                ------
Total expenses                      1,101        5,713          722                 6,479               896,291
                                    -----        -----          ---                 -----               -------
Investment income (loss) - net     54,590      269,236       39,306               340,367             3,857,712
                                   ------      -------       ------               -------             ---------

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on
sales of investments in mutual
funds and portfolios:
     Proceeds from sales           23,692       41,246        4,918                44,144            15,109,052
     Cost of
     investments sold              25,102       42,589        4,588                42,148            14,980,301
                                   ------       ------        -----                ------            ----------
Net realized gain
(loss) on investments              (1,410)      (1,343)         330                 1,996               128,751
Net change in
unrealized appreciation
or depreciation
of investments                   (116,639)    (558,113)     (70,644)             (726,230)          (17,300,499)
                                 --------     --------      -------              --------           -----------
Net gain (loss)
on investments                   (118,049)    (559,456)     (70,314)             (724,234)          (17,171,748)
                                 --------     --------      -------              --------           -----------
Net increase (decrease)
in net assets
resulting from
operations                      $ (63,459)  $ (290,220)   $ (31,008)           $ (383,867)        $ (13,314,036)
                                ---------   ----------    ---------            ----------         -------------

(1)For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - Well Fargo Advantage(SM) Variable Annuity

Statements of Changes in Net Assets
Period ended December 31, 2000
                                                                 Segregated Asset Subaccounts
Operations                      WBCA2(1)    WBCA4(1)        WBCA5(1)     WBCA7(1)         ECR          WCAR2(1)        WCAR4(1)
Investment income
(loss) - net                    $ (203)      $ (914)        $ (7)        $ (720)    $ 1,174,200        $ 597         $ 5,358
Net realized gain
(loss) on investments             (203)         (16)         407              3         107,921           (2)            (11)
Net change in
unrealized appreciation
or depreciation
of investments                  (6,370)     (33,262)        (420)       (34,957)     (3,989,879)      (1,346)        (10,626)
                                ------      -------         ----        -------      ----------       ------         -------
Net increase (decrease)
in net assets
resulting from
operations                      (6,776)     (34,192)         (20)       (35,674)     (2,707,758)        (751)         (5,279)
                                ------      -------          ---        -------      ----------         ----          ------

Contract transactions
Contract purchase payments      15,223      295,454           --        294,885         898,820          292          71,902
Net transfers(2)               110,070      111,045        4,852         76,790       1,432,607       11,257          15,712
Annuity payments                    --           --           --             --            (473)          --              --
Contract terminations:
     Surrender benefits
     and contract charges         (249)      (1,406)          --         (2,579)     (1,106,354)          --              --
     Death benefits                 --           --           --             --        (119,354)          --              --
                                ------      -------          ---        -------      ----------         ----          ------
Increase (decrease)
from contract
transactions                   125,044      405,093        4,852        369,096       1,105,246       11,549          87,614
                               -------      -------        -----        -------       ---------       ------          ------
Net assets at
beginning of year                   --           --           --             --      13,644,170           --              --
                               -------      -------        -----        -------       ---------       ------          ------
Net assets at
end of year                  $ 118,268    $ 370,901      $ 4,832      $ 333,422    $ 12,041,658     $ 10,798        $ 82,335
                             ---------    ---------      -------      ---------    ------------     --------        --------

Accumulation unit activity
Units outstanding
at beginning of year                --           --           --             --       5,864,252           --              --
Contract purchase payments      15,302      289,361           --        288,145         480,091          313          81,994
Net transfers(2)               114,691      118,348        5,289         78,832         652,356       12,738          17,358
Contract terminations:
     Surrender benefits
     and contract charges         (268)      (1,545)          --         (2,597)       (585,372)          --              --
     Death benefits                 --           --           --             --         (53,815)          --              --
                               -------      -------        -----        -------       ---------       ------          ------
Units outstanding
at end of year                 129,725      406,164        5,289        364,380       6,357,512       13,051          99,352
                               -------      -------        -----        -------       ---------       ------          ------

(1)For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2)Includes transfer activity from (to) other subacounts and transfers from (to)
American Enterprise Life's fixed account.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - Well Fargo Advantage(SM) Variable Annuity

Statements of Changes in Net Assets
Period ended December 31, 2000
                                                                                  Segregated Asset Subaccounts
Operations                     WCAR7(1)    WDEI2(1)         WDEI4(1)     WDEI5(1)   WDEI7(1)          EIA            WEXI2(1)
Investment income
(loss) - net                  $ 5,930         $ (6)        $ (77)          $ (8)       $ (60)      $ 20,973           $ 1,830
                              -------         ----         -----           ----        -----       --------           -------
Net realized gain
(loss) on investments             494           --            (1)            --           33         (6,661)              (71)
Net change in
unrealized appreciation
or depreciation
of investments                (11,895)         (19)        1,410            147        2,734        (50,312)           (5,509)
                              -------          ---         -----            ---        -----        -------            ------
Net increase (decrease)
in net assets
resulting from
operations                     (5,471)         (25)        1,332            139        2,707        (36,000)           (3,750)
                               ------          ---         -----            ---        -----        -------            ------

Contract transactions
Contract purchase payments     30,624        3,193        59,080          2,848       60,013        326,400            47,612
Net transfers((2))             30,279           --         7,429          4,952       43,608        248,696            11,275
Annuity payments                   --           --            --             --           --             --                --
Contract terminations:
     Surrender benefits
     and contract charges        (365)          --            --             --         (322)        (2,866)             (646)
     Death benefits                --           --            --             --           --        (45,830)               --
                               ------          ---         -----            ---        -----        -------            ------
Increase (decrease)
from contract
transactions                   60,538        3,193        66,509          7,800      103,299        526,400            58,241
                               ------        -----        ------          -----      -------        -------            ------
Net assets at
beginning of year                  --           --            --             --           --          7,726                --
                               ------        -----        ------          -----      -------        -------            ------
Net assets at
end of year                  $ 55,067      $ 3,168      $ 67,841        $ 7,939    $ 106,006      $ 498,126          $ 54,491
                             --------      -------      --------        -------    ---------      ---------          --------

Accumulation unit activity
Units outstanding
at beginning of year               --           --            --             --           --          7,716                --
Contract purchase payments     34,256        2,939        55,725          2,742       56,900        341,583            50,803
Net transfers(2)               32,493           --         7,102          4,608       41,382        263,592            12,196
Contract terminations:
     Surrender benefits
     and contract charges        (440)          --            --             --         (311)        (3,062)             (735)
     Death benefits                --           --            --             --           --        (53,416)               --
                               ------        -----        ------          -----      -------        -------            ------
Units outstanding
at end of year                 66,309        2,939        62,827          7,350       97,971        556,413            62,264
                               ------        -----        ------          -----       ------        -------            ------

(1)For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2)Includes transfer activity from (to) other subacounts and transfers from (to)
American Enterprise Life's fixed account.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - Well Fargo Advantage(SM) Variable Annuity

Statements of Changes in Net Assets
Period ended December 31, 2000
                                                                                  Segregated Asset Subaccounts
Operations                    WEXI4(1)    WEXI7(1)         WFDI2(1)     WFDI4(1)    WFDI5(1)          WFDI7(1)                 EGD
Investment income
(loss) - net                  $ 6,111      $ 4,738       $ 3,238        $ 4,476         $ 734        $ 1,480             $ 348,747
                              -------      -------       -------        -------         -----        -------             ---------
Net realized gain
(loss) on investments             (75)        (113)           12             14             1             (4)               72,536
Net change in
unrealized appreciation
or depreciation
of investments                (19,073)     (14,883)        6,040          7,018           898          2,256            (1,137,292)
                              -------      -------         -----          -----           ---          -----            ----------
Net increase (decrease)
in net assets
resulting from
operations                    (13,037)     (10,258)        9,290         11,508         1,633          3,732              (716,009)
                              -------      -------         -----         ------         -----          -----              --------

Contract transactions
Contract purchase payments    142,163      117,096        48,444        195,286        37,383         55,362             1,763,702
Net transfers(2)               61,827       51,466       290,755        139,817         2,476         74,760             1,381,484
Annuity payments                   --           --            --             --            --             --                    --
Contract terminations:
     Surrender benefits
     and contract charges        (858)      (1,372)         (535)        (1,326)           --           (291)             (362,293)
     Death benefits                --           --            --             --            --             --               (15,459)
                              -------      -------         -----         ------         -----          -----              --------
Increase (decrease)
from contract
transactions                  203,132      167,190       338,664        333,777        39,859        129,831             2,767,434
                              -------      -------       -------        -------        ------        -------             ---------
Net assets at
beginning of year                  --           --            --             --            --             --             3,684,613
                              -------      -------       -------        -------        ------        -------             ---------
Net assets at
end of year                 $ 190,095    $ 156,932     $ 347,954      $ 345,285      $ 41,492      $ 133,563           $ 5,736,038
                            ---------    ---------     ---------      ---------      --------      ---------           -----------

Accumulation unit activity
Units outstanding
at beginning of year               --           --            --             --            --             --             2,140,748
Contract purchase payments    150,594      122,464        48,591        192,870        36,843         53,963             1,038,976
Net transfers(2)               67,272       54,247       282,796        136,256         2,402         71,697               781,895
Contract terminations:
     Surrender benefits
     and contract charges        (929)      (1,465)         (517)        (1,296)           --           (302)             (235,255)
     Death benefits                --           --            --             --            --             --                (9,367)
                              -------      -------       -------        -------        ------        -------             ---------
Units outstanding
at end of year                216,937      175,246       330,870        327,830        39,245        125,358             3,716,997
                              -------      -------       -------        -------        ------        -------             ---------

(1)For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2)Includes transfer activity from (to) other subacounts and transfers from (to)
American Enterprise Life's fixed account.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - Well Fargo Advantage(SM) Variable Annuity

Statements of Changes in Net Assets
Period ended December 31, 2000
                                                                                    Segregated Asset Subaccounts
Operations                      WNDM2(1)    WNDM4(1)       WNDM7(1)   WSCA2(1)       WSCA4(1)          WSCA5(1)        WSCA7(1)
Investment income
(loss) - net                   $ 23,150     $ 42,612      $ 55,594        $ 939       $ 1,707          $ 380           $ 203
Net realized gain
(loss) on investments              (871)        (874)          467         (224)          (79)            (2)            (74)
Net change in
unrealized appreciation
or depreciation
of investments                  (56,613)    (121,551)     (154,375)      (1,109)       (2,389)          (686)           (570)
                                -------     --------      --------       ------        ------           ----            ----
Net increase (decrease)
in net assets
resulting from
operations                      (34,334)     (79,813)      (98,314)        (394)         (761)          (308)           (441)
                                -------      -------       -------         ----          ----           ----            ----

Contract transactions
Contract purchase payments       69,482      378,492       627,921       19,106        34,040            301           6,625
Net transfers(2)                380,587      450,619       367,138       26,277        39,319         14,621           2,388
Annuity payments                     --           --            --           --            --             --              --
Contract terminations:
     Surrender benefits
     and contract charges            --       (1,529)       (1,028)      (9,636)           --             --            (235)
     Death benefits                  --           --            --           --            --             --              --
                                -------      -------       -------         ----          ----           ----            ----
Increase (decrease)
from contract
transactions                    450,069      827,582       994,031       35,747        73,359         14,922           8,778
                                -------      -------       -------       ------        ------         ------           -----
Net assets at
beginning of year                    --           --            --           --            --             --              --
                                -------      -------       -------       ------        ------         ------           -----
Net assets at
end of year                   $ 415,735    $ 747,769     $ 895,717     $ 35,353      $ 72,598       $ 14,614         $ 8,337
                              ---------    ---------     ---------     --------      --------       --------         -------

Accumulation unit activity
Units outstanding
at beginning of year                 --           --            --           --            --             --              --
Contract purchase payments       73,076      386,440       645,475       21,206        37,988            338           6,940
Net transfers(2)                410,251      483,237       393,236       28,993        42,971         15,953           2,643
Contract terminations:
     Surrender benefits
     and contract charges            --       (1,778)       (1,172)     (10,707)           --             --            (305)
     Death benefits                  --           --            --           --            --             --              --
                                -------      -------       -------       ------        ------         ------           -----
Units outstanding
at end of year                  483,327      867,899     1,037,539       39,492        80,959         16,291           9,278
                                -------      -------     ---------       ------        ------         ------           -----

(1)For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2)Includes transfer activity from (to) other subacounts and transfers from (to)
American Enterprise Life's fixed account.

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - Well Fargo Advantage(SM) Variable Annuity

Statements of Changes in Net Assets
Period ended December 31, 2000
                                                                                                       Segregated Asset Subaccounts
Operations                      ECA           WCAP2(1)        WCAP4(1)     WCAP7(1)          EVA            WVAL2(1)        WVAL4(1)
Investment income
(loss) - net                   $ 76,543       $ 2,073       $ 40,625       $ 27,047        $ 542,478       $ 42,376       $ 152,862
Net realized gain
(loss) on investments             1,284          (107)          (113)          (988)          42,605         (3,299)         (1,790)
Net change in
unrealized appreciation
or depreciation
of investments                 (846,955)      (25,889)      (355,991)      (262,025)      (3,424,581)      (173,738)       (593,651)
                               --------       -------       --------       --------       ----------       --------        --------
Net increase (decrease)
in net assets
resulting from
operations                     (769,128)      (23,923)      (315,479)      (235,966)      (2,839,498)      (134,661)       (442,579)
                               --------       -------       --------       --------       ----------       --------        --------

Contract transactions
Contract purchase payments    2,834,957        77,992      1,162,133        822,924        6,093,634        628,302       2,653,577
Net transfers(2)              1,734,526        58,125      1,086,110        700,185        4,613,207        728,122       2,020,991
Annuity payments                     --            --             --             --               --             --              --
Contract terminations:
     Surrender benefits
     and contract charges       (66,825)         (511)        (8,906)        (2,861)        (916,020)       (19,073)        (25,702)
     Death benefits                  --            --             --             --          (93,774)            --              --
                               --------       -------       --------       --------       ----------       --------        --------
Increase (decrease)
from contract
transactions                  4,502,658       135,606      2,239,337      1,520,248        9,697,047      1,337,351       4,648,866
                              ---------       -------      ---------      ---------        ---------      ---------       ---------
Net assets at
beginning of year                80,940            --             --             --        9,698,008             --              --
                               --------       -------       --------       --------       ----------       --------        --------
Net assets at
end of year                 $ 3,814,470     $ 111,683    $ 1,923,858    $ 1,284,282     $ 16,555,557    $ 1,202,690     $ 4,206,287
                            -----------     ---------    -----------    -----------     ------------    -----------     -----------

Accumulation unit activity
Units outstanding
at beginning of year             56,612            --             --             --        5,637,595             --              --
Contract purchase payments    1,887,816        84,200      1,312,387        911,904        3,684,228        672,699       2,895,687
Net transfers(2)              1,145,256        65,217      1,260,142        798,691        2,756,099        833,319       2,336,163
Contract terminations:
     Surrender benefits
     and contract charges       (53,036)         (617)       (11,875)        (3,815)        (631,738)       (23,005)        (31,731)
     Death benefits                  --            --             --             --          (57,733)            --              --
                               --------       -------       --------       --------       ----------       --------        --------
Units outstanding
at end of year                 3,036,648      148,800      2,560,654      1,706,780       11,388,451      1,483,013       5,200,119
                               ---------      -------      ---------      ---------       ----------      ---------       ---------

(1)For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2)Includes transfer activity from (to) other subacounts and transfers from (to)
American Enterprise Life's fixed account.

See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - Well Fargo Advantage(SM) Variable Annuity

Statements of Changes in Net Assets
Period ended December 31, 2000
                                                                  Segregated Asset Subaccounts
Operations                         WVAL7(1)        ESR         WSRG2(1)     WSRG4(1)    WSRG7(1)       WISE2(1)        WISE4(1)
Investment income
(loss) - net                     $ 185,591        $ (114)      $ 204        $ 3,099       $ 3,225     $ 2,835         $ 5,055
Net realized gain
(loss) on investments               (4,651)         (296)        155           (340)         (666)         10             159
Net change in
unrealized appreciation
or depreciation
of investments                    (777,824)      (55,497)     (8,442)       (96,248)      (98,956)      4,184          11,152
                                  --------       -------      ------        -------       -------       -----          ------
Net increase (decrease)
in net assets
resulting from
operations                        (596,884)      (55,907)     (8,083)       (93,489)      (96,397)      7,029          16,366
                                  --------       -------      ------        -------       -------       -----          ------

Contract transactions
Contract purchase payments       3,375,602        84,742      28,154        541,218       587,417       8,702         117,003
Net transfers(2)                 2,134,087       278,768      43,501        461,065       262,818     159,560         154,058
Annuity payments                        --            --          --             --            --          --              --
Contract terminations:
     Surrender benefits
     and contract charges          (43,918)       (2,635)         --           (710)       (1,842)       (274)         (3,023)
     Death benefits                     --            --          --             --            --          --              --
                                  --------       -------      ------        -------       -------       -----          ------
Increase (decrease)
from contract
transactions                     5,465,771       360,875      71,655      1,001,573       848,393     167,988         268,038
                                 ---------       -------      ------      ---------       -------     -------         -------
Net assets at
beginning of year                       --       151,441          --             --            --          --              --
                                 ---------       -------      ------      ---------       -------     -------         -------
Net assets at
end of year                    $ 4,868,887     $ 456,409    $ 63,572      $ 908,084     $ 751,996   $ 175,017       $ 284,404
                               -----------     ---------    --------      ---------     ---------   ---------       ---------

Accumulation unit activity
Units outstanding
at beginning of year                    --       123,239          --             --            --          --              --
Contract purchase payments       3,623,027        70,730      26,902        543,072       568,885       9,084         127,175
Net transfers(2)                 2,413,237       231,567      43,849        466,497       266,810     167,870         162,512
Contract terminations:
     Surrender benefits
     and contract charges          (54,220)       (2,199)         --           (789)       (2,047)       (291)         (3,130)
     Death benefits                     --            --          --             --            --          --              --
                                 ---------       -------      ------      ---------       -------     -------         -------
Units outstanding
at end of year                   5,982,044       423,337      70,751      1,008,780       833,648     176,663         286,557
                                 ---------       -------      ------      ---------       -------     -------         -------

(1)For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2)Includes transfer activity from (to) other subacounts and transfers from (to)
American Enterprise Life's fixed account.

See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - Well Fargo Advantage(SM) Variable Annuity

Statements of Changes in Net Assets
Period ended December 31, 2000
                                                                                  Segregated Asset Subaccounts
Operations                     WISE5(1)     WISE7(1)        ERE        WRES2(1)     WRES4(1)         WRES7(1)              WSMC2(1)
Investment income
(loss) - net                    $ 680       $ 2,215      $ 3,442          $ (5)      $ (288)          $ (71)               $ (781)
Net realized gain
(loss) on investments               3           841        9,177            --           64              28                  (569)
Net change in
unrealized appreciation
or depreciation
of investments                    953         4,731       20,303           141        3,565           3,677               (23,574)
                                  ---         -----       ------           ---        -----           -----               -------
Net increase (decrease)
in net assets
resulting from
operations                      1,636         7,787       32,922           136        3,341           3,634               (24,924)
                                -----         -----       ------           ---        -----           -----               -------

Contract transactions
Contract purchase payments     15,348        36,568       78,010           298       81,801          28,797               110,182
Net transfers(2)               17,099        74,747      142,047         1,695           --              --                71,556
Annuity payments                   --            --           --            --           --              --                    --
Contract terminations:
     Surrender benefits
     and contract charges          --          (296)        (143)           --           --            (315)                 (879)
     Death benefits                --            --           --            --           --              --                    --
                                -----         -----       ------           ---        -----           -----               -------
Increase (decrease)
from contract
transactions                   32,447       111,019      219,914         1,993       81,801          28,482               180,859
                               ------       -------      -------         -----       ------          ------               -------
Net assets at
beginning of year                  --            --          859            --           --              --                    --
                               ------       -------      -------         -----       ------          ------               -------
Net assets at
end of year                  $ 34,083     $ 118,806    $ 253,695       $ 2,129     $ 85,142        $ 32,116             $ 155,935
                             --------     ---------    ---------       -------     --------        --------             ---------

Accumulation unit activity
Units outstanding
at beginning of year               --            --          889            --           --              --                    --
Contract purchase payments     16,120        35,645       70,678           295       72,123          24,341               153,638
Net transfers(2)               18,201        67,073      130,796         1,508           --              --               105,716
Contract terminations:
     Surrender benefits
     and contract charges          --          (313)        (120)           --           --            (305)               (1,282)
     Death benefits                --            --           --            --           --              --                    --
                               ------       -------      -------         -----       ------          ------               -------
Units outstanding
at end of year                 34,321       102,405      202,243         1,803       72,123          24,036               258,072
                               ------       -------      -------         -----       ------          ------               -------

(1)For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2)Includes transfer activity from (to) other subacounts and transfers from (to)
American Enterprise Life's fixed account.

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - Well Fargo Advantage(SM) Variable Annuity

Statements of Changes in Net Assets
Period ended December 31, 2000
                                                                                    Segregated Asset Subaccounts
Operations                      WSMC4(1)  WSMC5(1)     WSMC7(1)      EMU          WMSS2(1)      WMSS4(1)         WMSS7(1)
Investment income
(loss) - net                   $ (3,070)    $ (629)   $ (4,130)     $ 3,416        $ (25)       $ (600)          $ (989)
Net realized gain
(loss) on investments            (3,609)        35      (2,020)         288           80            23              111
Net change in
unrealized appreciation
or depreciation
of investments                 (148,124)   (21,080)   (157,656)      17,841          187         8,217           18,991
                               --------    -------    --------       ------          ---         -----           ------
Net increase (decrease)
in net assets
resulting from
operations                     (154,803)   (21,674)   (163,806)      21,545          242         7,640           18,113
                               --------    -------    --------       ------          ---         -----           ------

Contract transactions
Contract purchase payments      395,562    106,450     713,350       27,001          231        66,078          116,528
Net transfers(2)                804,681     73,195     356,110      125,485        2,507        39,390          154,154
Annuity payments                     --         --          --           --           --            --               --
Contract terminations:
     Surrender benefits
     and contract charges       (10,213)        --        (690)      (8,186)          --            --             (370)
     Death benefits                  --         --          --           --           --            --               --
                               --------    -------    --------       ------          ---         -----           ------
Increase (decrease)
from contract
transactions                  1,190,030    179,645   1,068,770      144,300        2,738       105,468          270,312
                              ---------    -------   ---------      -------        -----       -------          -------
Net assets at
beginning of year                    --         --          --       32,322           --            --               --
                               --------    -------    --------       ------          ---         -----           ------
Net assets at
end of year                 $ 1,035,227  $ 157,971   $ 904,964    $ 198,167      $ 2,980     $ 113,108        $ 288,425
                            -----------  ---------   ---------    ---------      -------     ---------        ---------

Accumulation unit activity
Units outstanding
at beginning of year                 --         --          --       30,888           --            --               --
Contract purchase payments      513,299    156,134     909,434       24,922          298        64,131          107,057
Net transfers(2)              1,085,769    104,283     469,132      121,306        2,382        37,457          138,311
Contract terminations:
     Surrender benefits
     and contract charges       (15,712)        --      (1,045)      (7,529)          --            --             (314)
     Death benefits                  --         --          --           --           --            --               --
                               --------    -------    --------       ------          ---         -----           ------
Units outstanding
at end of year                1,583,356    260,417   1,377,521      169,587        2,680       101,588          245,054
                              ---------    -------   ---------      -------        -----       -------          -------

(1)For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2)Includes transfer activity from (to) other subacounts and transfers from (to)
American Enterprise Life's fixed account.

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - Well Fargo Advantage(SM) Variable Annuity

Statements of Changes in Net Assets
Period ended December 31, 2000
                                                                 Segregated Asset Subaccounts
Operations                        JUS     WUSE2(1)       WUSE4(1)     WUSE7(1)       JGL            WGLI2(1)        WGLI4(1)
Investment income
(loss) - net                   $ 3,216      $ 843       $ 3,543       $ 4,704      $ 33,655        $ 16,666        $ 12,509
Net realized gain
(loss) on investments            7,831        (37)       (1,363)          669          (730)            103            (195)
Net change in
unrealized appreciation
or depreciation
of investments                (137,711)   (13,525)      (49,476)      (69,233)      (15,294)        (10,496)         (6,397)
                              --------    -------       -------       -------       -------         -------          ------
Net increase (decrease)
in net assets
resulting from
operations                    (126,664)   (12,719)      (47,296)      (63,860)       17,631           6,273           5,917
                              --------    -------       -------       -------        ------           -----           -----

Contract transactions
Contract purchase payments     530,544     73,029       335,445       560,921       137,658         182,964         131,294
Net transfers(2)               855,185     71,762       298,593       174,774       269,344           6,938           6,607
Annuity payments                    --         --            --            --            --              --              --
Contract terminations:
     Surrender benefits
     and contract charges     (549,828)      (496)       (6,273)         (705)      (43,369)           (269)             --
     Death benefits                 --         --            --            --            --              --              --
                              --------    -------       -------       -------       -------         -------          ------
Increase (decrease)
from contract
transactions                   835,901    144,295       627,765       734,990       363,633         189,633         137,901
                               -------    -------       -------       -------       -------         -------         -------
Net assets at
beginning of year              539,763         --            --            --        33,287              --              --
                               -------    -------       -------       -------       -------         -------         -------
Net assets at
end of year                $ 1,249,000  $ 131,576     $ 580,469     $ 671,130     $ 414,551       $ 195,906       $ 143,818
                           -----------  ---------     ---------     ---------     ---------       ---------       ---------

Accumulation unit activity
Units outstanding
at beginning of year           480,470         --            --            --        34,328              --              --
Contract purchase payments     499,815     72,650       333,408       556,124       135,499         177,693         128,588
Net transfers(2)               788,140     71,750       306,082       174,231       269,405           6,697           6,369
Contract terminations:
     Surrender benefits
     and contract charges     (521,052)      (528)       (6,390)         (774)      (41,701)           (257)             --
     Death benefits                 --         --            --            --            --              --              --
                               -------    -------       -------       -------       -------         -------         -------
Units outstanding
at end of year               1,247,373    143,872       633,100       729,581       397,531         184,133         134,957
                             ---------    -------       -------       -------       -------         -------         -------

(1)For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2)Includes transfer activity from (to) other subacounts and transfers from (to)
American Enterprise Life's fixed account.

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - Well Fargo Advantage(SM) Variable Annuity

Statements of Changes in Net Assets
Period ended December 31, 2000
                                                                                  Segregated Asset Subaccounts
Operations                    WGLI7(1)  WITO2(2)      WITO4(2)    WITO5(2)        WITO7(2)       JMC                WMCV2(1)
Investment income
(loss) - net                  $ 8,153     $ (236)    $ (1,995)     $ (229)        $ (839)      $ 1,885               $ 1,257
Net realized gain
(loss) on investments             294     (1,093)      (2,011)       (219)          (343)       (5,152)                  150
Net change in
unrealized appreciation
or depreciation
of investments                 (4,950)    (9,993)    (132,358)    (15,697)       (72,672)        3,426                 3,688
                               ------     ------     --------     -------        -------         -----                 -----
Net increase (decrease)
in net assets
resulting from
operations                      3,497    (11,322)    (136,364)    (16,145)       (73,854)          159                 5,095
                                -----    -------     --------     -------        -------           ---                 -----

Contract transactions
Contract purchase payments     43,091     41,664      326,952      51,552        162,653        45,182                 5,701
Net transfers(3)               52,971       (139)     203,377      12,428        121,602        60,601                42,145
Annuity payments                   --         --           --          --             --            --                    --
Contract terminations:
     Surrender benefits
     and contract charges        (393)        --           --          --         (1,200)     (102,102)                   --
     Death benefits                --         --           --          --             --            --                    --
                                -----    -------     --------     -------        -------           ---                 -----
Increase (decrease)
from contract
transactions                   95,669     41,525      530,329      63,980        283,055         3,681                47,846
                               ------     ------      -------      ------        -------         -----                ------
Net assets at
beginning of year                  --         --           --          --             --        77,095                    --
                                -----    -------     --------     -------        -------           ---                 -----
Net assets at
end of year                  $ 99,166   $ 30,203    $ 393,965    $ 47,835      $ 209,201      $ 80,935              $ 52,941
                             --------   --------    ---------    --------      ---------      --------              --------

Accumulation unit activity
Units outstanding
at beginning of year               --         --           --          --             --        78,800                    --
Contract purchase payments     42,085     44,618      341,751      57,605        170,593         8,033                 4,576
Net transfers(3)               51,186        390      242,032      13,405        141,174        58,198                32,913
Contract terminations:
     Surrender benefits
     and contract charges        (402)        --           --          --         (1,549)      (81,033)                   --
     Death benefits                --         --           --          --             --            --                    --
                                -----    -------     --------     -------        -------           ---                 -----
Units outstanding
at end of year                 92,869     45,008      583,783      71,010        310,218        63,998                37,489
                               ------     ------      -------      ------        -------        ------                ------

(1)For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2)For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3)Includes transfer activity from (to) other subacounts and transfers from (to)
American Enterprise Life's fixed account.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - Well Fargo Advantage(SM) Variable Annuity

Statements of Changes in Net Assets
Period ended December 31, 2000
                                                                 Segregated Asset Subaccounts
Operations                     WMCV4(1)    WMCV7(1)      WGIS2(1)      WGIS4(1)      WGIS5(1)        WGIS7(1)            EUT
Investment income
(loss) - net                 $ 11,342     $ 23,031      $ (331)       $ (1,824)        $ (143)       $ (1,806)        $ 13,066
Net realized gain
(loss) on investments           1,974        2,331        (119)           (259)            (5)           (244)          (2,288)
Net change in
unrealized appreciation
or depreciation
of investments                 31,468       78,375        (971)         (5,325)        (1,006)         (7,287)           7,071
                               ------       ------        ----          ------         ------          ------            -----
Net increase (decrease)
in net assets
resulting from
operations                     44,784      103,737      (1,421)         (7,408)        (1,154)         (9,337)          17,849
                               ------      -------      ------          ------         ------          ------           ------

Contract transactions
Contract purchase payments    196,296      268,329      41,165         255,240         44,241         379,904        1,316,568
Net transfers(2)              193,353      469,153      19,169         145,138         25,354         135,351        1,118,833
Annuity payments                   --           --          --              --             --              --               --
Contract terminations:
     Surrender benefits
     and contract charges          --         (433)       (615)         (1,250)            --          (1,182)         (28,017)
     Death benefits                --           --          --              --             --              --               --
                               ------       ------        ----          ------         ------          ------            -----
Increase (decrease)
from contract
transactions                  389,649      737,049      59,719         399,128         69,595         514,073        2,407,384
                              -------      -------      ------         -------         ------         -------        ---------
Net assets at
beginning of year                  --           --          --              --             --              --           36,290
                               ------       ------        ----          ------         ------          ------            -----
Net assets at
end of year                 $ 434,433    $ 840,786    $ 58,298       $ 391,720       $ 68,441       $ 504,736      $ 2,461,523
                            ---------    ---------    --------       ---------       --------       ---------      -----------

Accumulation unit activity
Units outstanding
at beginning of year               --           --          --              --             --              --           30,180
Contract purchase payments    156,456      219,510      39,013         245,506         42,822         359,894        1,051,555
Net transfers(2)              150,728      374,101      18,934         140,259         24,336         129,312          891,436
Contract terminations:
     Surrender benefits
     and contract charges          --         (411)       (603)         (1,205)            --          (1,164)         (34,288)
     Death benefits                --           --          --              --             --              --               --
                               ------       ------        ----          ------         ------          ------            -----
Units outstanding
at end of year                307,184      593,200      57,344         384,560         67,158         488,042        1,938,883
                              -------      -------      ------         -------         ------         -------        ---------

(1)For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2)Includes transfer activity from (to) other subacounts and transfers from (to)
American Enterprise Life's fixed account.

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - Well Fargo Advantage(SM) Variable Annuity

Statements of Changes in Net Assets
Period ended December 31, 2000
                                                                                   Segregated Asset Subaccounts
Operations                      WUTS2(1)       WUTS4(1)        WUTS7(1)         EPL        WIGR2(1)        WIGR4(1)        WIGR7(1)
Investment income
(loss) - net                  $ (1,648)       $ (5,597)      $ (4,415)       $ 73,712     $ (1,448)      $ (11,818)       $ (9,778)
Net realized gain
(loss) on investments             (527)           (358)         1,477         (58,863)      (1,002)           (146)         (2,458)
Net change in
unrealized appreciation
or depreciation
of investments                   1,526          15,482         15,202        (203,865)      (6,253)        (89,569)        (96,996)
                                 -----          ------         ------        --------       ------         -------         -------
Net increase (decrease)
in net assets
resulting from
operations                        (649)          9,527         12,264        (189,016)      (8,703)       (101,533)       (109,232)
                                  ----           -----         ------        --------       ------        --------        --------

Contract transactions
Contract purchase payments     206,218       1,060,700        691,373         909,491      218,647       1,309,332       1,379,297
Net transfers(2)               105,338         869,374        443,806       1,505,237      164,520       1,670,368       1,168,563
Annuity payments                    --              --             --              --           --              --              --
Contract terminations:
     Surrender benefits
     and contract charges           --          (2,869)       (10,860)        (74,650)        (538)         (5,515)         (3,102)
     Death benefits                 --              --             --              --           --              --              --
                                 -----          ------         ------        --------       ------         -------         -------
Increase (decrease)
from contract
transactions                   311,556       1,927,205      1,124,319       2,340,078      382,629       2,974,185       2,544,758
                               -------       ---------      ---------       ---------      -------       ---------       ---------
Net assets at
beginning of year                   --              --             --         461,834           --              --              --
                                 -----          ------         ------        --------       ------         -------         -------
Net assets at
end of year                  $ 310,907     $ 1,936,732    $ 1,136,583     $ 2,612,896    $ 373,926     $ 2,872,652     $ 2,435,526
                             ---------     -----------    -----------     -----------    ---------     -----------     -----------

Accumulation unit activity
Units outstanding
at beginning of year                --              --             --         346,626           --              --              --
Contract purchase payments     242,609       1,145,657        753,721         710,605      281,091       1,647,569       1,550,887
Net transfers(2)               123,083         940,333        477,802       1,197,000      218,754       2,186,654       1,379,882
Contract terminations:
     Surrender benefits
     and contract charges           --          (3,085)       (11,677)        (62,731)        (726)         (7,353)         (3,737)
     Death benefits                 --              --             --              --           --              --              --
                                 -----          ------         ------        --------       ------         -------         -------
Units outstanding
at end of year                 365,692       2,082,905      1,219,846       2,191,500      499,119       3,826,870       2,927,032
                               -------       ---------      ---------       ---------      -------       ---------       ---------

(1)For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2)Includes transfer activity from (to) other subacounts and transfers from (to)
American Enterprise Life's fixed account.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - Well Fargo Advantage(SM) Variable Annuity

Statements of Changes in Net Assets
Period ended December 31, 2000
                                                                                    Segregated Asset Subaccounts
Operations                        EPT        WVIS2(1)         WVIS4(1)      WVIS7(1)        WAAL2(1)        WAAL4(1)      WAAL5(1)
Investment income
(loss) - net                   $ (2,561)    $ (1,604)       $ (9,724)      $ (11,140)       $ 20,210      $ 70,776       $ 2,245
Net realized gain
(loss) on investments              (206)      (1,267)         (4,201)            745          (1,439)      (10,277)         (225)
Net change in
unrealized appreciation
or depreciation
of investments                  (65,814)     (44,314)       (327,101)       (366,406)        (50,330)     (223,783)       (5,651)
                                -------      -------        --------        --------         -------      --------        ------
Net increase (decrease)
in net assets
resulting from
operations                      (68,581)     (47,185)       (341,026)       (376,801)        (31,559)     (163,284)       (3,631)
                                -------      -------        --------        --------         -------      --------        ------

Contract transactions
Contract purchase payments      339,856      268,575       1,501,215       2,037,417         642,529     3,175,693       129,130
Net transfers(2)                298,804       62,027       1,279,058         720,202         447,032     2,338,813        74,359
Annuity payments                     --           --              --              --              --            --            --
Contract terminations:
     Surrender benefits
     and contract charges        (8,269)      (1,428)        (17,373)         (4,230)        (45,967)      (48,882)         (599)
     Death benefits                  --           --              --              --              --            --            --
                                -------      -------        --------        --------         -------      --------        ------
Increase (decrease)
from contract
transactions                    630,391      329,174       2,762,900       2,753,389       1,043,594     5,465,624       202,890
                                -------      -------       ---------       ---------       ---------     ---------       -------
Net assets at
beginning of year                 1,414           --              --              --              --            --            --
                                -------      -------       ---------       ---------       ---------     ---------       -------
Net assets at
end of year                   $ 563,224    $ 281,989     $ 2,421,874     $ 2,376,588     $ 1,012,035   $ 5,302,340     $ 199,259
                              ---------    ---------     -----------     -----------     -----------   -----------     ---------

Accumulation unit activity
Units outstanding
at beginning of year                955           --              --              --              --            --            --
Contract purchase payments      221,580      309,177       1,770,245       2,331,663         632,461     3,115,900       129,534
Net transfers(2)                185,877       76,559       1,507,737         854,018         442,255     2,266,853        72,393
Contract terminations:
     Surrender benefits
     and contract charges        (5,906)      (1,727)        (23,477)         (5,640)        (45,605)      (49,376)         (606)
     Death benefits                  --           --              --              --              --            --            --
                                -------      -------       ---------       ---------       ---------     ---------       -------
Units outstanding
at end of year                  402,506      384,009       3,254,505       3,180,041       1,029,111     5,333,377       201,321
                                -------      -------       ---------       ---------       ---------     ---------       -------

(1)For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2)Includes transfer activity from (to) other subacounts and transfers from (to)
American Enterprise Life's fixed account.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - Well Fargo Advantage(SM) Variable Annuity

Statements of Changes in Net Assets
Period ended December 31, 2000
                                                                           Segregated Asset Subaccounts
Operations                         WAAL7(1)     WCBD2(1)    WCBD4(1)   WCBD5(1)     WCBD7(1)     WEQI2(1)       WEQI4(1)
Investment income
(loss) - net                     $ 43,737       $ 7,718   $ 10,665        $ 964     $ 9,230        $ 468        $ 8,284
Net realized gain
(loss) on investments              (1,304)           --        283           --         672          (52)           578
Net change in
unrealized appreciation
or depreciation
of investments                    (99,906)       18,199     19,258        1,736      16,048        4,878         37,485
                                  -------        ------     ------        -----      ------        -----         ------
Net increase (decrease)
in net assets
resulting from
operations                        (57,473)       25,917     30,206        2,700      25,950        5,294         46,347
                                  -------        ------     ------        -----      ------        -----         ------

Contract transactions
Contract purchase payments      1,228,635       127,686    390,556       25,955     293,513        4,368        470,837
Net transfers(2)                  843,342       688,257    265,733       28,995     123,848      130,051        433,896
Annuity payments                       --            --         --           --          --           --             --
Contract terminations:
     Surrender benefits
     and contract charges         (15,362)         (372)    (2,097)          --      (2,209)      (1,111)        (4,772)
     Death benefits                    --            --         --           --          --           --             --
                                  -------        ------     ------        -----      ------        -----         ------
Increase (decrease)
from contract
transactions                    2,056,615       815,571    654,192       54,950     415,152      133,308        899,961
                                ---------       -------    -------       ------     -------      -------        -------
Net assets at
beginning of year                      --            --         --           --          --           --             --
                                  -------        ------     ------        -----      ------        -----         ------
Net assets at
end of year                   $ 1,999,142     $ 841,488  $ 684,398     $ 57,650   $ 441,102    $ 138,602      $ 946,308
                              -----------     ---------  ---------     --------   ---------    ---------      ---------

Accumulation unit activity
Units outstanding
at beginning of year                   --            --         --           --          --           --             --
Contract purchase payments      1,200,421       124,985    387,106       25,708     292,548        4,070        443,806
Net transfers(2)                  827,563       668,744    259,375       28,585     117,539      120,178        394,741
Contract terminations:
     Surrender benefits
     and contract charges         (15,517)         (359)    (2,055)          --      (2,143)      (1,027)        (4,385)
     Death benefits                    --            --         --           --          --           --             --
                                  -------        ------     ------        -----      ------        -----         ------
Units outstanding
at end of year                  2,012,467       793,370    644,426       54,293     407,944      123,221        834,162
                                ---------       -------    -------       ------     -------      -------        -------

(1)For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2)Includes transfer activity from (to) other subacounts and transfers from (to)
American Enterprise Life's fixed account.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - Well Fargo Advantage(SM) Variable Annuity

Statements of Changes in Net Assets
Period ended December 31, 2000
                                                                                  Segregated Asset Subaccounts
Operations                    WEQI5(1)     WEQI7(1)     WEQV2(1)    WEQV4(1)     WEQV5(1)       WEQV7(1)         WGRO2(1)
Investment income
(loss) - net                 $ 1,461      $ 12,848      $ (680)      $ (528)      $ (18)        $ (159)           $ 864
Net realized gain
(loss) on investments              5        (1,035)         14          207           1            389             (365)
Net change in
unrealized appreciation
or depreciation
of investments                 6,157        44,839       3,520        6,818         451          6,944          (10,264)
                               -----        ------       -----        -----         ---          -----          -------
Net increase (decrease)
in net assets
resulting from
operations                     7,623        56,652       2,854        6,497         434          7,174           (9,765)
                               -----        ------       -----        -----         ---          -----           ------

Contract transactions
Contract purchase payments   102,124       785,825     265,302      129,342       8,319        105,885            2,681
Net transfers(2)              95,149       521,734      62,266       72,089       6,544        120,611          109,550
Annuity payments                  --            --          --           --          --             --               --
Contract terminations:
     Surrender benefits
     and contract charges     (2,502)       (1,125)       (698)          --          --           (390)            (435)
     Death benefits               --            --          --           --          --             --               --
                               -----        ------       -----        -----         ---          -----          -------
Increase (decrease)
from contract
transactions                 194,771     1,306,434     326,870      201,431      14,863        226,106          111,796
                             -------     ---------     -------      -------      ------        -------          -------
Net assets at
beginning of year                 --            --          --           --          --             --               --
                               -----        ------       -----        -----         ---          -----          -------
Net assets at
end of year                $ 202,394   $ 1,363,086   $ 329,724    $ 207,928    $ 15,297      $ 233,280        $ 102,031
                           ---------   -----------   ---------    ---------    --------      ---------        ---------

Accumulation unit activity
Units outstanding
at beginning of year              --            --          --           --          --             --               --
Contract purchase payments    93,545       723,394     245,864      123,772       7,940        100,783            2,317
Net transfers(2)              88,337       481,451      57,086       67,180       6,099        112,872          115,463
Contract terminations:
     Surrender benefits
     and contract charges     (2,317)         (996)       (661)          --          --           (358)            (508)
     Death benefits               --            --          --           --          --             --               --
                               -----        ------       -----        -----         ---          -----          -------
Units outstanding
at end of year               179,565     1,203,849     302,289      190,952      14,039        213,297          117,272
                             -------     ---------     -------      -------      ------        -------          -------

(1)For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2)Includes transfer activity from (to) other subacounts and transfers from (to)
American Enterprise Life's fixed account.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - Well Fargo Advantage(SM) Variable Annuity

Statements of Changes in Net Assets
Period ended December 31, 2000
                                                                        Segregated Asset Subaccounts
Operations                     WGRO4(1)   WGRO5(1)      WGRO7(1)     WIEQ4(2)    WIEQ5(2)      WIEQ7(2)         WLCG2(1)
Investment income
(loss) - net                   $ 7,480     $ 4,606    $ 4,976           $ (8)       $--        $ (134)        $ (7,140)
Net realized gain
(loss) on investments             (142)        325       (207)          (257)        --          (172)          (1,969)
Net change in
unrealized appreciation
or depreciation
of investments                 (41,923)    (21,796)   (32,811)        (1,638)        --        (6,421)        (121,502)
                               -------     -------    -------         ------       ----         ------         --------
Net increase (decrease)
in net assets
resulting from
operations                     (34,585)    (16,865)   (28,042)        (1,903)        --        (6,727)        (130,611)
                               -------     -------    -------         ------        ---        ------         --------

Contract transactions
Contract purchase payments     201,631      24,607    109,160         59,688         90        89,756        1,057,272
Net transfers(3)               184,545     123,604    152,948         37,016         --        16,561          486,959
Annuity payments                    --          --         --             --         --            --               --
Contract terminations:
     Surrender benefits
     and contract charges       (1,026)         --     (1,398)        (1,828)        --          (494)         (32,839)
     Death benefits                 --          --         --             --         --            --               --
                               -------     -------    -------         ------       ----        ------         --------
Increase (decrease)
from contract
transactions                   385,150     148,211    260,710         94,876         90       105,823        1,511,392
                               -------     -------    -------         ------         --       -------        ---------
Net assets at
beginning of year                   --          --         --             --         --            --               --
                               -------     -------    -------         ------         --       -------        ---------
Net assets at
end of year                  $ 350,565   $ 131,346  $ 232,668       $ 92,973       $ 90      $ 99,096      $ 1,380,781
                             ---------   ---------  ---------       --------       ----      --------      -----------

Accumulation unit activity
Units outstanding
at beginning of year                --          --         --             --         --            --               --
Contract purchase payments     209,933      24,487    108,340         64,570        101        93,616        1,009,508
Net transfers(3)               193,498     126,163    159,628         41,924         --        18,120          477,277
Contract terminations:
     Surrender benefits
     and contract charges       (1,150)         --     (1,534)        (2,054)        --          (558)         (32,857)
     Death benefits                 --          --         --             --         --            --               --
                               -------     -------    -------         ------         --       -------        ---------
Units outstanding
at end of year                 402,281     150,650    266,434        104,440        101       111,178        1,453,928
                               -------     -------    -------        -------        ---       -------        ---------

(1)For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2)For the period July 3, 2000 (commencement of operations) to Dec. 31, 2000.
(3)Includes transfer activity from (to) other subacounts and transfers from (to)
American Enterprise Life's fixed account.

See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - Well Fargo Advantage(SM) Variable Annuity

Statements of Changes in Net Assets
Period ended December 31, 2000
                                                                                      Segregated Asset Subaccounts
Operations                       WLCG4(1)      WLCG5(1)      WLCG7(1)      WMMK2(1)       WMMK4(1)          WMMK5(1)       WMMK7(1)
Investment income
(loss) - net                    $ (27,780)    $ (3,603)    $ (31,475)       $ 10,225      $ 67,460        $ 6,211       $ 10,798
Net realized gain
(loss) on investments                (974)         (39)        2,511             104           915             (5)           126
Net change in
unrealized appreciation
or depreciation
of investments                   (507,159)     (53,801)     (612,979)             91           (34)            48             46
                                 --------      -------      --------              --           ---             --             --
Net increase (decrease)
in net assets
resulting from
operations                       (535,913)     (57,443)     (641,943)         10,420        68,341          6,254         10,970
                                 --------      -------      --------          ------        ------          -----         ------

Contract transactions
Contract purchase payments      3,872,741      396,244     5,087,950       1,325,636     4,084,381        182,474        521,464
Net transfers(2)                3,140,642      508,310     2,947,000        (647,219)     (230,115)       137,998       (203,283)
Annuity payments                       --           --            --              --            --             --             --
Contract terminations:
     Surrender benefits
     and contract charges         (30,972)      (6,511)      (55,330)         (5,120)      (15,044)        (9,885)          (399)
     Death benefits                    --           --            --              --            --             --             --
                                 --------      -------      --------              --           ---             --             --
Increase (decrease)
from contract
transactions                    6,982,411      898,043     7,979,620         673,297     3,839,222        310,587        317,782
                                ---------      -------     ---------         -------     ---------        -------        -------
Net assets at
beginning of year                      --           --            --              --            --             --             --
                                ---------      -------     ---------         -------     ---------        -------        -------
Net assets at
end of year                   $ 6,446,498    $ 840,600   $ 7,337,677       $ 683,717   $ 3,907,563      $ 316,841      $ 328,752
                              -----------    ---------   -----------       ---------   -----------      ---------      ---------

Accumulation unit activity
Units outstanding
at beginning of year                   --           --            --              --            --             --             --
Contract purchase payments      3,746,734      397,064     4,897,035       1,325,862     4,043,347        181,959        512,960
Net transfers(2)                3,087,894      496,153     2,863,208        (657,151)     (227,284)       136,850       (195,494)
Contract terminations:
     Surrender benefits
     and contract charges         (32,602)      (6,623)      (58,242)           (610)      (14,606)        (9,784)          (402)
     Death benefits                    --           --            --              --            --             --             --
                                ---------      -------     ---------         -------     ---------        -------        -------
Units outstanding
at end of year                  6,802,026      886,594     7,702,001         668,101     3,801,457        309,025        317,064
                                ---------      -------     ---------         -------     ---------        -------        -------

(1)For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2)Includes transfer activity from (to) other subacounts and transfers from (to)
American Enterprise Life's fixed account.

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - Well Fargo Advantage(SM) Variable Annuity

Statements of Changes in Net Assets
Period ended December 31, 2000
                                                    Segregated Asset Subaccounts
Operations                      WSCG2(1)   WSCG4(1)       WSCG5(1)     WSCG7(1)    Combined Variable Account
Investment income
(loss) - net                   $ 54,590   $ 269,236      $ 39,306      $ 340,367           $ 3,857,712
Net realized gain
(loss) on investments            (1,410)     (1,343)          330          1,996               128,751
Net change in
unrealized appreciation
or depreciation
of investments                 (116,639)   (558,113)      (70,644)      (726,230)          (17,300,499)
                               --------    --------       -------       --------           -----------
Net increase (decrease)
in net assets
resulting from
operations                      (63,459)   (290,220)      (31,008)      (383,867)          (13,314,036)
                                -------    --------       -------       --------           -----------

Contract transactions
Contract purchase payments      212,417     791,187       116,742      1,143,011            68,611,655
Net transfers(2)                 70,227     581,881        70,532        540,566            48,540,172
Annuity payments                     --          --            --             --                  (473)
Contract terminations:
     Surrender benefits
     and contract charges          (929)     (2,066)       (1,407)        (2,168)           (3,766,185)
     Death benefits                  --          --            --             --              (274,417)
                                -------    --------       -------       --------           -----------
Increase (decrease)
from contract
transactions                    281,715   1,371,002       185,867      1,681,409           113,110,752
                                -------   ---------       -------      ---------           -----------
Net assets at
beginning of year                    --          --            --             --            28,449,762
                                -------   ---------       -------      ---------           -----------
Net assets at
end of year                   $ 218,256 $ 1,080,782     $ 154,859    $ 1,297,542         $ 128,246,478
                              --------- -----------     ---------    -----------         -------------

Accumulation unit activity
Units outstanding
at beginning of year                 --          --            --             --
Contract purchase payments      287,664   1,087,475       176,078      1,549,621
Net transfers(2)                106,886     838,485       104,418        773,687
Contract terminations:
     Surrender benefits
     and contract charges        (1,659)     (3,005)       (2,307)        (3,871)
     Death benefits                  --          --            --             --
                              --------- -----------     ---------    -----------
Units outstanding
at end of year                  392,891   1,922,955       278,189      2,319,437
                                -------   ---------       -------      ---------

(1)For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2)Includes transfer activity from (to) other subacounts and transfers from (to)
American Enterprise Life's fixed account.

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account -- Wells Fargo Advantage(SM) Variable Annuity

Statements of Changes in Net Assets
Period ended December 31, 1999
                                                          Segregated Asset Subaccounts
Operations                        ECR         EIA(1)                EGD                 ECA(1)                EVA
Investment income
(loss) - net                  $ 1,063,263   $ 1,034                 $ 17               $ 1,078              $ 79,055
Net realized gain
(loss) on investments             133,643      (655)              24,584                    18                16,902
Net change in
unrealized appreciation
or depreciation
of investments                  1,170,550        (7)             694,325                 9,757             1,432,915
                                ---------        --              -------                 -----             ---------
Net increase (decrease)
in net assets
resulting from
operations                      2,367,456       372              718,926                10,853             1,528,872
                                ---------       ---              -------                ------             ---------

Contract transactions
Contract purchase payments      1,613,826     5,191            1,253,933                63,183             3,650,384
Net transfers(2)                  889,541     2,163              409,913                 6,962             2,416,621
Annuity payments                     (473)       --                   --                    --                    --
Contract terminations:
     Surrender benefits
     and contract charges        (978,721)       --             (132,862)                  (58)             (259,654)
     Death benefits               (92,582)       --              (30,780)                   --               (27,190)
                                ---------       ---              -------                ------             ---------
Increase (decrease)
from contract
transactions                    1,431,591     7,354            1,500,204                70,087             5,780,161
                                ---------     -----            ---------                ------             ---------
Net assets at
beginning of year               9,845,123        --            1,465,483                    --             2,388,975
                                ---------       ---           ---------                    ---             ---------
Net assets at
end of year                  $ 13,644,170   $ 7,726          $ 3,684,613              $ 80,940           $ 9,698,008
                             ------------   -------          -----------              --------           -----------

Accumulation unit activity
Units outstanding
at beginning of year            5,163,185        --            1,108,323                    --             1,778,901
Contract purchase payments        806,674     5,303              882,440                51,342             2,548,626
Net transfers(2)                  436,406     2,413              288,019                 5,312             1,606,765
Contract terminations:
     Surrender benefits
     and contract charges        (490,112)       --             (117,217)                  (42)             (278,884)
     Death benefits               (51,901)       --              (20,817)                   --               (17,813)
                                  -------      ----              -------                   ---               -------
Units outstanding
at end of year                   5,864,252    7,716            2,140,748                56,612             5,637,595
                                 ---------    -----            ---------                ------             ---------

(1)For the period Aug. 26, 1999 (commencement of operations) to Dec. 31, 1999.
(2)Includes  transfer  activity from (to) other  subaccounts  and transfers from
(to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account -- Wells Fargo Advantage(SM) Variable Annuity

Statements of Changes in Net Assets
Period ended December 31, 1999
                                                          Segregated Asset Subaccounts
Operations                        ESR(1)                 ERE(2)                EMU(2)              JUS(2)                JGL(2)
Investment income
(loss) - net                     $ 4,856                  $ (3)               $ (20)              $ 3,685               $ 1,191
Net realized gain
(loss) on investments                  1                    --                   --                 1,046                   174
Net change in
unrealized appreciation
or depreciation
of investments                     2,052                    (8)                 787                23,994                (1,177)
                                   -----                    --                  ---                ------                ------
Net increase (decrease)
in net assets
resulting from
operations                         6,909                   (11)                 767                28,725                   188
                                   -----                   ---                  ---                ------                   ---

Contract transactions
Contract purchase payments       143,947                   870                1,178               401,524                21,346
Net transfers(3)                     585                    --               30,377               109,571                11,753
Annuity payments                      --                    --                   --                    --                    --
Contract terminations:
     Surrender benefits
     and contract charges             --                    --                   --                   (57)                   --
     Death benefits                   --                    --                   --                    --                    --
                                   -----                   ---                  ---                ------                   ---
Increase (decrease)
from contract
transactions                     144,532                   870               31,555               511,038                33,099
                                 -------                   ---               ------               -------                ------
Net assets at
beginning of year                     --                    --                   --                    --                    --
                                   -----                   ---                  ---                ------                   ---
Net assets at
end of year                    $ 151,441                 $ 859             $ 32,322             $ 539,763              $ 33,287
                               ---------                 -----             --------             ---------              --------

Accumulation unit activity
Units outstanding
at beginning of year                  --                    --                   --                    --                    --
Contract purchase payments       119,943                   889                1,194               376,243                22,245
Net transfers(3)                   3,296                    --               29,694               104,278                12,083
Contract terminations:
     Surrender benefits
     and contract charges             --                    --                   --                   (51)                   --
     Death benefits                   --                    --                   --                    --                    --
                                   -----                   ---                  ---                ------                   ---
Units outstanding
at end of year                   123,239                   889               30,888               480,470                34,328
                                 -------                   ---               ------               -------                ------

(1)For the period Aug. 26, 1999 (commencement of operations) to Dec. 31, 1999.
(2)For the period Sept. 22, 1999 (commencement of operations) to Dec. 31, 1999.
(3)Includes  transfer  activity from (to) other  subaccounts  and transfers from
(to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account -- Wells Fargo Advantage(SM) Variable Annuity
Statements of Changes in Net Assets
Period ended December 31, 1999
                                                         Segregated Asset Subaccounts
                                                                                                                      Combined
Operations                         JMC(1)               EUT(2)                EPL(2)                EPT(3)         Variable Account
Investment income
(loss) - net                       $ 409                 $ (31)              $ (631)                 $ 96           $ 1,153,999
Net realized gain
(loss) on investments                (17)                    1               28,632                     1               204,330
Net change in
unrealized appreciation
or depreciation
of investments                     1,357                 1,871               39,902                   277             3,376,595
                                   -----                 -----               ------                   ---             ---------
Net increase (decrease)
in net assets
resulting from
operations                         1,749                 1,841               67,903                   374             4,734,924
                                   -----                 -----               ------                   ---             ---------

Contract transactions
Contract purchase payments        37,916                22,501               70,121                 1,040             7,286,960
Net transfers(4)                  37,430                12,005              323,810                    --             4,250,731
Annuity payments                      --                    --                   --                    --                  (473)
Contract terminations:
     Surrender benefits
     and contract charges             --                   (57)                  --                    --            (1,371,409)
     Death benefits                   --                    --                   --                    --              (150,552)
                                   -----                 -----               ------                   ---             ---------
Increase (decrease)
from contract
transactions                      75,346                34,449              393,931                 1,040            10,015,257
                                  ------                ------              -------                 -----            ----------
Net assets at
beginning of year                     --                    --                   --                    --            13,699,581
                                  ------                ------              -------                 -----            ----------
Net assets at
end of year                     $ 77,095              $ 36,290            $ 461,834               $ 1,414          $ 28,449,762
                                --------              --------            ---------               -------          ------------

Accumulation unit activity
Units outstanding
at beginning of year                  --                    --                   --                    --
Contract purchase payments        39,952                19,749               61,197                   955
Net transfers(4)                  38,848                10,479              285,429                    --
Contract terminations:
     Surrender benefits
     and contract charges             --                   (48)                  --                    --
     Death benefits                   --                    --                   --                    --
                                  ------                ------              -------                 -----
Units outstanding
at end of year                    78,800                30,180              346,626                   955
                                  ------                ------              -------                   ---

(1)For the period Oct. 4, 1999 (commencement of operations) to Dec. 31, 1999.
(2)For the period Sept. 22, 1999 (commencement of operations) to Dec. 31, 1999.
(3)For the period Aug. 26, 1999 (commencement of operations) to Dec. 31, 1999.
(4)Includes  transfer  activity from (to) other  subaccounts  and transfers from
(to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - Wells Fargo
Advantage(SM) Variable Annuity

Notes to Financial Statements

1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under
Indiana law on July 15, 1987 and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company
(American  Enterprise Life) under the Investment Company Act of 1940, as amended
(the 1940 Act). Operations of the Account commenced on Feb. 21, 1995.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds (collectively, the Funds), which are registered under the 1940 Act as diversified, open-end management investment companies and have the following investment managers.



Subaccount              Invests exclusively in shares of                  Investment Manager
----------------------- ------------------------------------------------- --------------------------------------------
WBCA2                   AXP(R)Variable Portfolio - Blue Chip Advantage     IDS Life Insurance Company (1)
WBCA4                   Fund
WBCA5
WBCA7
ECR                     AXP(R)Variable Portfolio - Capital Resource Fund   IDS Life Insurance Company (1)
WCAR2
WCAR4
WCAR7
WDEI2                   AXP(R)Variable Portfolio - Diversified Equity      IDS Life Insurance Company (1)
WDEI4                   Income Fund
WDEI5
WDEI7
EIA                     AXP(R)Variable Portfolio - Extra Income Fund       IDS Life Insurance Company (1)
WEXI2
WEXI4
WEXI7
WFDI2                   AXP(R)Variable Portfolio - Federal Income Fund     IDS Life Insurance Company (1)
WFDI4
WFDI5
WFDI7
EGD                     AXP(R)Variable Portfolio - New Dimensions Fund(R)  IDS Life Insurance Company (1)
WNDM2
WNDM4
WNDM7
WSCA2                   AXP(R)Variable Portfolio - Small Cap Advantage     IDS Life Insurance Company (2)
WSCA4                   Fund
WSCA5
WSCA7
ECA                     AIM V.I. Capital Appreciation Fund                A I M Advisors, Inc.
WCAP2
WCAP4
WCAP7
EVA                     AIM V.I. Value Fund                               A I M Advisors, Inc.
WVAL2
WVAL4
WVAL7
ESR                     The Dreyfus Socially Responsible Growth Fund,     The Dreyfus Corporation (3)
WSRG2                   Inc. - Initial Share Class
WSRG4
WSRG7
WISE2                   FTVIPT Franklin Income Securities Fund - Class 2  Franklin Advisers, Inc.
WISE4
WISE5
WISE7
ERE                     FTVIPT Franklin Real Estate Fund - Class 2        Franklin Advisers, Inc.
WRES2
WRES4
WRES7
WSMC2                   FTVIPT Franklin Small Cap Fund - Class 2          Franklin Advisers, Inc.
WSMC4
WSMC5
WSMC7
EMU                     FTVIPT Mutual Shares Securities Fund - Class 2    Franklin Mutual Advisers, LLC
WMSS2
WMSS4
WMSS7
JUS                     Goldman Sachs VIT CoreSM U.S. Equity Fund         Goldman Sachs Asset Management
WUSE2
WUSE4
WUSE7
JGL                     Goldman Sachs VIT Global Income Fund              Goldman Sachs Asset Management
WGLI2                                                                     International
WGLI4
WGLI7
WITO2                   Goldman Sachs VIT Internet Tollkeeper FundSM      Goldman Sachs Asset Management
WITO4
WITO5
WITO7
JMC                     Goldman Sachs VIT Mid Cap Value Fund              Goldman Sachs Asset Management
WMCV2
WMCV4
WMCV7
WGIS2                   MFS(R) Investors Trust Series - Initial Class       MFS Investment Management(R)
WGIS4
WGIS5
WGIS7
EUT                     MFS(R) Utilities Series - Initial Class             MFS Investment Management(R)
WUTS2
WUTS4
WUTS7
EPL                     Putnam VT International Growth Fund - Class IB    Putnam Investment Management, LLC
WIGR2                   Shares
WIGR4
WIGR7
EPT                     Putnam VT Vista Fund - Class IB Shares            Putnam Investment Management, LLC
WVIS2
WVIS4
WVIS7
WAAL2                   Wells Fargo VT Asset Allocation Fund              Wells Fargo Funds Management, LLC (4)
WAAL4
WAAL5
WAAL7
WCBD2                   Wells Fargo VT Corporate Bond Fund                Wells Fargo Funds Management, LLC (5)
WCBD4
WCBD5
WCBD7
WEQI2                   Wells Fargo VT Equity Income Fund                 Wells Fargo Funds Management, LLC (5)
WEQI4
WEQI5
WEQI7
WEQV2                   Wells Fargo VT Equity Value Fund                  Wells Fargo Funds Management, LLC (5)
WEQV4
WEQV5
WEQV7
WGRO2                   Wells Fargo VT Growth Fund                        Wells Fargo Funds Management, LLC (5)
WGRO4
WGRO5
WGRO7
WIEQ4                   Wells Fargo VT International Equity Fund          Wells Fargo Funds Management, LLC (5)
WIEQ5
WIEQ7
WLCG2                   Wells Fargo VT Large Company Growth Fund          Wells Fargo Funds Management, LLC (6)
WLCG4
WLCG5
WLCG7
WMMK2                   Wells Fargo VT Money Market Fund                  Wells Fargo Funds Management, LLC (5)
WMMK4
WMMK5
WMMK7
WSCG2                   Wells Fargo VT Small Cap Growth Fund              Wells Fargo Funds Management, LLC (5)
WSCG4
WSCG5
WSCG7

(1) American Express Financial Corporation (AEFC) is the investment adviser.
(2) AEFC is the  investment  adviser.  Kenwood  Capital  Management  LLC is the
    sub-investment   adviser.
(3) NCM  Capital  Management  Group,  Inc.  is  the sub-investment adviser.
(4) Barclays Global Fund Advisors is the sub-adviser.
(5) Wells Capital Management Incorporated is the sub-adviser.
(6) Peregrine Capital Management, Inc. is the sub-adviser.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold.
The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized  appreciation  or  depreciation  of investments  in the  accompanying
financial   statements   represents  the   subaccounts'   share  of  the  Funds'
undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes.
Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. MORTALITY AND EXPENSE RISK FEE

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account.
The mortality and expense risk fee paid to American Enterprise Life is computed daily and is equal, on an annual basis, to either 1.05% or 1.30% of the average daily net assets of the subaccounts, depending on the death benefit option that applies to the contract.

4. ADMINISTRATIVE CHARGE

American Enterprise Life deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses. This charge cannot be increased.

5. CONTRACT ADMINISTRATIVE CHARGE

American Enterprise Life deducts a contract administrative charge of $30 per year on each contract anniversary. This charge cannot be increased and does not apply after annuity payouts begin. American Enterprise Life does not expect to profit from this charge. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. This charge is waived when the contract value is $50,000 or more on the current contract anniversary. The $30 annual charge is deducted at the time of any full surrender.

6. WITHDRAWAL CHARGE

American Enterprise Life will use a withdrawal charge to help it recover certain expenses relating to the sale of the annuity.  The withdrawal charge is deducted for withdrawals up to the first five or seven payment years following a purchase payment,  depending on the withdrawal  charge  schedule  selected at the time of application.  Charges  by  American  Enterprise  Life  for  withdrawals  are not identified on an individual  segregated  asset  account  basis.  Charges for all segregated  asset  accounts  amounted to $662,606 in 2000 and  $479,554 in 1999.
Such charges are not treated as a separate expense of the subaccounts.  They are
ultimately   deducted  from  contract   withdrawal  benefits  paid  by  American
Enterprise  Life.  This  charge  is  waived  if  the  withdrawal  meets  certain provisions as stated in the contract.

7. INVESTMENT IN SHARES

The subaccounts' investments in shares of the Funds as of Dec. 31, 2000 were as follows:

Subaccount              Investment                                              Shares                NAV
----------------------- --------------------------------------------- --------------------- -------------------
WBCA2                   AXP(R)Variable Portfolio - Blue Chip                        11,979                9.88
WBCA4                   Advantage Fund                                              37,587                9.88
WBCA5                                                                                  489                9.88
WBCA7                                                                               33,643                9.88
ECR                     AXP(R)Variable Portfolio - Capital Resource                453,215               26.57
WCAR2                   Fund                                                           407               26.57
WCAR4                                                                                3,101               26.57
WCAR7                                                                                2,074               26.57
WDEI2                   AXP(R)Variable Portfolio - Diversified                         317               10.01
WDEI4                   Equity Income Fund                                           6,789               10.01
WDEI5                                                                                  794               10.01
WDEI7                                                                               10,602               10.01
EIA                     AXP(R)Variable Portfolio - Extra Income Fund                69,979                6.99
WEXI2                                                                                7,738                6.99
WEXI4                                                                               26,991                6.99
WEXI7                                                                               22,209                6.99
WFDI2                   AXP(R)Variable Portfolio - Federal Income                   34,106               10.17
WFDI4                   Fund                                                        34,832               10.17
WFDI5                                                                                4,065               10.17
WFDI7                                                                               13,088               10.17
EGD                     AXP(R)Variable Portfolio - New Dimensions                  297,237               19.21
WNDM2                   Fund(R)                                                     21,662               19.21
WNDM4                                                                               39,009               19.21
WNDM7                                                                               46,576               19.21
WSCA2                   AXP(R)Variable Portfolio - Small Cap                         3,159               11.20
WSCA4                   Advantage Fund                                               6,488               11.20
WSCA5                                                                                1,306               11.20
WSCA7                                                                                  709               11.20
ECA                     AIM V.I. Capital Appreciation Fund                         122,758               30.84
WCAP2                                                                                3,621               30.84
WCAP4                                                                               61,638               30.84
WCAP7                                                                               41,255               30.84
EVA                     AIM V.I. Value Fund                                        603,807               27.31
WVAL2                                                                               43,851               27.31
WVAL4                                                                              152,572               27.31
WVAL7                                                                              177,543               27.31
ESR                     The Dreyfus Socially Responsible Growth                     13,241               34.47
WSRG2                   Fund, Inc. - Initial Share Class                             1,844               34.47
WSRG4                                                                               26,197               34.47
WSRG7                                                                               21,731               34.47
WISE2                   FTVIPT Franklin Income Securities Fund -                    11,947               14.65
WISE4                   Class 2                                                     19,413               14.65
WISE5                                                                                2,326               14.65
WISE7                                                                                8,110               14.65
ERE                     FTVIPT Franklin Real Estate Fund - Class 2                  14,252               17.36
WRES2                                                                                  123               17.36
WRES4                                                                                4,904               17.36
WRES7                                                                                1,850               17.36
WSMC2                   FTVIPT Franklin Small Cap Fund - Class 2                     7,376               21.14
WSMC4                                                                               48,359               21.14
WSMC5                                                                                7,459               21.14
WSMC7                                                                               42,692               21.14
EMU                     FTVIPT Mutual Shares Securities Fund -                      13,936               14.22
WMSS2                   Class 2                                                        210               14.22
WMSS4                                                                                7,954               14.22
WMSS7                                                                               20,283               14.22
JUS                     Goldman Sachs VIT CoreSM U.S. Equity Fund                   98,311               12.48
WUSE2                                                                               10,458               12.48
WUSE4                                                                               46,461               12.48
WUSE7                                                                               53,658               12.48
JGL                     Goldman Sachs VIT Global Income Fund                        42,410                9.75
WGLI2                                                                               20,093                9.75
WGLI4                                                                               14,751                9.75
WGLI7                                                                               10,171                9.75
WITO2                   Goldman Sachs VIT Internet Tollkeeper FundSM                 4,442                6.80
WITO4                                                                               57,809                6.80
WITO5                                                                                7,035                6.80
WITO7                                                                               30,765                6.80
JMC                     Goldman Sachs VIT Mid Cap Value Fund                         7,318               10.67
WMCV2                                                                                4,862               10.67
WMCV4                                                                               40,467               10.67
WMCV7                                                                               78,799               10.67
WGIS2                   MFS(R)Investors Trust Series - Initial Class                 2,775               21.01
WGIS4                                                                               18,513               21.01
WGIS5                                                                                3,258               21.01
WGIS7                                                                               23,967               21.01
EUT                     MFS(R)Utilities Series - Initial Class                     103,210               23.57
WUTS2                                                                               13,123               23.57
WUTS4                                                                               81,208               23.57
WUTS7                                                                               47,997               23.57
EPL                     Putnam VT International Growth Fund - Class                147,371               17.67
WIGR2                   IB Shares                                                   20,968               17.67
WIGR4                                                                              160,276               17.67
WIGR7                                                                              137,289               17.67
EPT                     Putnam VT Vista Fund - Class IB Shares                      28,361               19.60
WVIS2                                                                               14,213               19.60
WVIS4                                                                              122,180               19.60
WVIS7                                                                              120,890               19.60
WAAL2                   Wells Fargo VT Asset Allocation Fund                        73,077               13.82
WAAL4                                                                              380,196               13.82
WAAL5                                                                               14,357               13.82
WAAL7                                                                              144,292               13.82
WCBD2                   Wells Fargo VT Corporate Bond Fund                          82,987               10.14
WCBD4                                                                               66,501               10.14
WCBD5                                                                                5,685               10.14
WCBD7                                                                               43,307               10.14
WEQI2                   Wells Fargo VT Equity Income Fund                            7,993               17.01
WEQI4                                                                               55,247               17.01
WEQI5                                                                               11,731               17.01
WEQI7                                                                               80,105               17.01
WEQV2                   Wells Fargo VT Equity Value Fund                            33,883                9.70
WEQV4                                                                               21,436                9.70
WEQV5                                                                                1,523                9.70
WEQV7                                                                               24,049                9.70
WGRO2                   Wells Fargo VT Growth Fund                                   5,353               19.06
WGRO4                                                                               17,725               19.06
WGRO5                                                                                6,647               19.06
WGRO7                                                                               12,207               19.06
WIEQ4                   Wells Fargo VT International Equity Fund                    10,400                8.94
WIEQ5                                                                                   10                8.94
WIEQ7                                                                               11,085                8.94
WLCG2                   Wells Fargo VT Large Company Growth Fund                   115,022               11.96
WLCG4                                                                              534,302               11.96
WLCG5                                                                               68,945               11.96
WLCG7                                                                              611,572               11.96
WMMK2                   Wells Fargo VT Money Market Fund                           666,639                1.00
WMMK4                                                                            3,906,093                1.00
WMMK5                                                                              316,841                1.00
WMMK7                                                                              328,752                1.00
WSCG2                   Wells Fargo VT Small Cap Growth Fund                        21,027               10.38
WSCG4                                                                              103,083               10.38
WSCG5                                                                               14,919               10.38
WSCG7                                                                              124,594               10.38

8. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, were as follows:

                                                                                        Year ended Dec. 31,
Subaccount              Investment                                                  2000                  1999
----------------------- --------------------------------------------- --------------------- -------------------
WBCA2(1)                AXP(R)Variable Portfolio - Blue Chip                       148,892                  --
WBCA4(1)                Advantage Fund                                             417,903                  --
WBCA5(1)                                                                            19,708                  --
WBCA7(1)                                                                           377,702                  --
ECR                     AXP(R)Variable Portfolio - Capital Resource              3,178,260           3,258,677
WCAR2(1)                Fund                                                        12,170                  --
WCAR4(1)                                                                            93,213                  --
WCAR7(1)                                                                            96,131                  --
WDEI2(1)                AXP(R)Variable Portfolio - Diversified                       3,205                  --
WDEI4(1)                Equity Income Fund                                          66,604                  --
WDEI5(1)                                                                             7,810                  --
WDEI7(1)                                                                           104,180                  --
EIA(2)                  AXP(R)Variable Portfolio - Extra Income Fund               605,365             359,305
WEXI2(1)                                                                            60,606                  --
WEXI4(1)                                                                           209,496                  --
WEXI7(1)                                                                           172,469                  --
WFDI2(1)                AXP(R)Variable Portfolio - Federal Income                  342,541                  --
WFDI4(1)                Fund                                                       349,369                  --
WFDI5(1)                                                                            40,650                  --
WFDI7(1)                                                                           131,984                  --
EGD                     AXP(R)Variable Portfolio - New Dimensions                3,563,534           1,646,330
WNDM2(1)                Fund(R)                                                    498,942                  --
WNDM4(1)                                                                           899,010                  --
WNDM7(1)                                                                         1,074,990                  --
WSCA2(1)                AXP(R)Variable Portfolio - Small Cap                        57,077                  --
WSCA4(1)                Advantage Fund                                              76,645                  --
WSCA5(1)                                                                            15,367                  --
WSCA7(1)                                                                             9,168                  --
ECA(2)                  AIM V.I. Capital Appreciation Fund                       5,020,196              71,340
WCAP2(1)                                                                           138,615                  --
WCAP4(1)                                                                         2,267,553                  --
WCAP7(1)                                                                         1,590,128                  --
EVA                     AIM V.I. Value Fund                                     10,719,033           5,993,303
WVAL2(1)                                                                         1,422,190                  --
WVAL4(1)                                                                         4,908,242                  --
WVAL7(1)                                                                         5,690,076                  --
ESR(2)                  The Dreyfus Socially Responsible Growth                    377,563             149,459
WSRG2(1)                Fund, Inc. - Initial Share Class                            82,232                  --
WSRG4(1)                                                                         1,008,278                  --
WSRG7(1)                                                                           886,286                  --
WISE2(1)                FTVIPT Franklin Income Securities Fund -                   171,628                  --
WISE4(1)                Class 2                                                    281,514                  --
WISE5(1)                                                                            33,229                  --
WISE7(1)                                                                           142,806                  --
ERE(3)                  FTVIPT Franklin Real Estate Fund - Class 2                 334,194                 870
WRES2(1)                                                                             1,993                  --
WRES4(1)                                                                            85,101                  --
WRES7(1)                                                                            29,238                  --
WSMC2(1)                FTVIPT Franklin Small Cap Fund - Class 2                   184,563                  --
WSMC4(1)                                                                         1,195,897                  --
WSMC5(1)                                                                           180,893                  --
WSMC7(1)                                                                         1,094,425                  --
EMU(3)                  FTVIPT Mutual Shares Securities Fund -                     155,889              31,563
WMSS2(1)                Class 2                                                     13,691                  --
WMSS4(1)                                                                           105,468                  --
WMSS7(1)                                                                           273,043                  --
JUS(3)                  Goldman Sachs VIT CoreSM U.S. Equity Fund                1,392,990             550,754
WUSE2(1)                                                                           144,778                  --
WUSE4(1)                                                                           692,160                  --
WUSE7(1)                                                                           773,519                  --
JGL(3)                  Goldman Sachs VIT Global Income Fund                       486,451              99,487
WGLI2(1)                                                                           217,363                  --
WGLI4(1)                                                                           155,712                  --
WGLI7(1)                                                                           115,494                  --
WITO2(4)                Goldman Sachs VIT Internet Tollkeeper                       51,752                  --
WITO4(4)                FundSM                                                     542,023                  --
WITO5(4)                                                                            67,776                  --
WITO7(4)                                                                           298,492                  --
JMC(5)                  Goldman Sachs VIT Mid Cap Value Fund                       104,813              78,992
WMCV2(1)                                                                            54,349                  --
WMCV4(1)                                                                           451,335                  --
WMCV7(1)                                                                           808,442                  --
WGIS2(1)                MFS(R)Investors Trust Series - Initial Class                66,057                  --
WGIS4(1)                                                                           414,678                  --
WGIS5(1)                                                                            69,583                  --
WGIS7(1)                                                                           525,362                  --
EUT(3)                  MFS(R)Utilities Series - Initial Class                   2,736,972              34,449
WUTS2(1)                                                                           334,375                  --
WUTS4(1)                                                                         1,948,229                  --
WUTS7(1)                                                                         1,154,768                  --
EPL(3)                  Putnam VT International Growth Fund - Class              6,617,463             577,265
WIGR2(1)                IB Shares                                                  404,388                  --
WIGR4(1)                                                                         2,938,697                  --
WIGR7(1)                                                                         2,605,241                  --
EPT(2)                  Putnam VT Vista Fund - Class IB Shares                     638,634               1,142
WVIS2(1)                                                                           343,260                  --
WVIS4(1)                                                                         2,755,879                  --
WVIS7(1)                                                                         2,756,961                  --
WAAL2(1)                Wells Fargo VT Asset Allocation Fund                     1,128,158                  --
WAAL4(1)                                                                         5,917,947                  --
WAAL5(1)                                                                           210,101                  --
WAAL7(1)                                                                         2,302,173                  --
WCBD2(1)                Wells Fargo VT Corporate Bond Fund                         823,306                  --
WCBD4(1)                                                                           681,947                  --
WCBD5(1)                                                                            55,914                  --
WCBD7(1)                                                                           453,701                  --
WEQI2(1)                Wells Fargo VT Equity Income Fund                          139,572                  --
WEQI4(1)                                                                           950,418                  --
WEQI5(1)                                                                           195,851                  --
WEQI7(1)                                                                         1,415,942                  --
WEQV2(1)                Wells Fargo VT Equity Value Fund                           326,545                  --
WEQV4(1)                                                                           214,857                  --
WEQV5(1)                                                                            14,345                  --
WEQV7(1)                                                                           283,109                  --
WGRO2(1)                Wells Fargo VT Growth Fund                                 118,900                  --
WGRO4(1)                                                                           381,198                  --
WGRO5(1)                                                                           163,418                  --
WGRO7(1)                                                                           268,091                  --
WIEQ4(6)                Wells Fargo VT International Equity Fund                   104,085                  --
WIEQ5(6)                                                                                90                  --
WIEQ7(6)                                                                           117,400                  --
WLCG2(1)                Wells Fargo VT Large Company Growth Fund                 1,552,431                  --
WLCG4(1)                                                                         6,932,224                  --
WLCG5(1)                                                                           897,802                  --
WLCG7(1)                                                                         8,020,529                  --
WMMK2(1)                Wells Fargo VT Money Market Fund                         1,983,778                  --
WMMK4(1)                                                                         5,603,468                  --
WMMK5(1)                                                                           410,472                  --
WMMK7(1)                                                                         1,711,358                  --
WSCG2(1)                Wells Fargo VT Small Cap Growth Fund                       359,997                  --
WSCG4(1)                                                                         1,670,699                  --
WSCG5(1)                                                                           230,091                  --
WSCG7(1)                                                                         2,061,661                  --
----------------------- --------------------------------------------- --------------------- -------------------
                        Combined Variable Account                             $131,396,529         $12,852,936
----------------------- --------------------------------------------- --------------------- -------------------


(1) Operations commenced on March 3, 2000.
(2) Operations commenced on Aug. 26, 1999.
(3) Operations commenced on Sept. 22, 1999.
(4) Operations commenced on May 1, 2000.
(5) Operations commenced on Oct. 4, 1999.
(6) Operations commenced on July 3, 2000.




                       STATEMENT OF ADDITIONAL INFORMATION

                                       for

                WELLS FARGO ADVANTAGESM BUILDER VARIABLE ANNUITY

                  American Enterprise Variable Annuity Account


                                   May 1. 2001


American  Enterprise  Variable Annuity Account is a separate account established
and  maintained  by  American   Enterprise  Life  Insurance   Company  (American
Enterprise Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.


American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
1-800-333-3437

                                TABLE OF CONTENTS

Performance Information....................................................p.  3

Calculating Annuity Payouts................................................p. 21

Rating Agencies............................................................p. 23

Principal Underwriter......................................................p. 23

Independent Auditors.......................................................p. 23


Condensed Financial Information (Unaudited)................................p. 24


Financial Statements

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                                  P(1+T) to the power of n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. For some subaccounts we do not provide any performance information because they are new and have not had any activity to date. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

Average Annual Total Return (Without Purchase Payment Credits) For Annuities With Withdrawal and Selection of the Six-Year Withdrawal Charge Schedule and the Enhanced Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 2000


                                                                               Performance since commencement of the fundb

                                                           Performance since
                                                            commencement of                                      Since
Subaccount    Investing In:                                 the subaccounta     1 Year    5 Years  10 Years   Commencement
----------    -------------                                 ---------------     ------    -------  --------   ------------

              AXP(R) VARIABLE PORTFOLIO -
WBCA1            Blue Chip Advantage Fund (3/00; 9/99)c          -15.64%        -18.56%      --%       --%        -6.30%
WCAR1            Capital Resource Fund (3/00; 10/81)             -23.39         -24.87      8.30     10.98        11.58
WDEI1            Diversified Equity Income Fund (3/00;            -0.35          -9.79       --        --         -4.71
                 9/99)
WEXI1            Extra Income Fund (3/00; 5/96)                  -17.34         -17.55       --        --         -0.77
WFDI1            Federal Income Fund (3/00; 9/99)                 -1.48          -1.42       --        --         -1.28
WNDM1            New Dimensions Fund(R)(3/00; 5/96)              -20.38         -17.30       --        --         14.84
WSCA1            Small Cap Advantage Fund (3/00; 9/99)           -17.15          -5.29       --        --          5.36
              AIM V.I.
WCAP1            Capital Appreciation Fund (3/00; 5/93)          -30.50         -18.95     12.61       --         14.96
WVAL1            Value Fund (3/00; 5/93)                         -25.22         -22.33     13.00       --         14.91
              Dreyfus
WSRG1            The Dreyfus Socially Responsible Growth         -16.83         -19.08     15.60       --         19.74
                 Fund, Inc. - Initial Share Class (3/00;
                 10/93)
              FIDELITY VIP
WDYC1            Dynamic Capital Appreciation Portfolio             --             --        --        --        -21.27e
                 (Service Class 2) (5/01; 9/00)d
WHIP1            High Income Portfolio (Service Class 2)            --          -29.77     -1.50      7.58         1.74
                 (5/01; 9/85)d
WMDC1            Mid Cap Portfolio (Service Class 2)                --           23.00       --        --         37.28
                 (5/01; 12/98)d
              FRANKLIN TEMPLETON VIP TRUST
WISE1            Franklin Income Securities Fund - Class           7.26           9.06      6.34     10.56         8.48
                 2 (3/00; 1/89)f
WRES1            Franklin Real Estate Fund - Class 2              24.73          20.98      7.64     11.21         8.20
                 (3/00; 1/89)f
WSMC1            Franklin Small Cap Fund - Class 2 (3/00;        -39.47         -22.45     18.53       --         18.58
                 11/95)f
WMSS1            Mutual Shares Securities Fund - Class 2           8.95           2.99       --        --          8.49
                 (3/00; 11/96)f
              GOLDMAN SACHS VIT
WUSE1            CORESM U.S. Equity Fund (3/00; 2/98)g           -15.38         -17.79       --        --          4.47
WGLI1            Global Income Fund (3/00; 1/98)                  -1.64          -0.89       --        --          0.68
WITO2            Internet Tollkeeper FundSM (5/00; 4/00) g       -37.58            --        --        --        -37.53e
WMCV1            Mid Cap Value Fund (3/00; 5/98)                  32.79          20.46       --        --         -0.64
              MFS(R)
WGIS1            Investors Trust Series - Initial Class           -4.77          -9.22     13.22       --         14.13
                 (3/00; 10/95) h
WUTS1            Utilities Series - Initial Class (3/00;         -14.12          -2.69     18.07       --         20.41
                 1/95)
              PUTNAM VARIABLE TRUST
WIGR1            Putnam VT International Growth Fund -           -23.23         -17.74       --        --         15.42
                 Class IB Shares (3/00; 1/97)i
WVIS1            Putnam VT Vista Fund - Class IB Shares          -31.23         -12.78       --        --         17.87
                 (3/00; 1/97)i


Average Annual Total Return (Without Purchase Payment Credits) For Annuities With Withdrawal and Selection of the Six-Year Withdrawal Charge Schedule and the Enhanced Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 2000 (continued)


                                                                               Performance since commencement of the fundb

                                                           Performance since
                                                            commencement of                                      Since
Subaccount    Investing In:                                 the subaccounta     1 Year    5 Years  10 Years   Commencement
----------    -------------                                 ---------------     ------    -------  --------   ------------
              WELLS FARGO VT
WAAL1            Asset Allocation Fund (3/00; 4/94)c              -8.47%         -8.16%    10.47%      --%        11.85%
WCBD1            Corporate Bond Fund (3/00; 9/99)                 -0.72           0.23       --        --         -0.37%
WEQI1            Equity Income Fund (3/00; 5/96)                   4.13          -7.22       --        --         10.87
WEQV1            Equity Value Fund (3/00; 5/98)                    0.50          -4.06       --        --         -5.14
WGRO1            Growth Fund (3/00; 4/94)                        -19.47         -21.39     11.15       --         12.91
WIEQ1            International Equity Fund (7/00; 7/00)          -17.57            --        --        --        -17.57e
WLCG1            Large Company Growth Fund (3/00; 9/99)          -12.47          -9.62       --        --          6.59
WMMK1            Money Market Fund (3/00; 5/94)                   -4.42          -3.90      2.08       --          2.82
WSCG1            Small Cap Growth Fund (3/00; 5/95)              -48.40         -29.50      6.81       --          8.97

a Cumulative return (not annualized) si nce the commencement date of the subaccount.
b Current applicable charges deducted from fund performance i nclude a $30 contract administrative charge, a 1.35% mortality and expense risk fee, a 0.15% variable acco unt administrative charge, a 0.20% Enhanced Death Benefit Rider fee, a 0.30% Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges associated with the six-year withdrawal charge schedule. Premium taxes are n ot reflected in the above total returns.
c    (Commencement date of the subaccount; Commencement date of the fund).
d    Subaccount had not commenced operations as of Dec. 31, 2000.
e Cumulative return (not annualized) since the commencement date of the fund. f Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
g    CORESM and Internet Tollkeeper FundSM are service marks of Goldman, Sachs &
     Co.
h    Previously named MFS(R)Growth with Income Series.
i Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.

Average Annual Total Return (Without Purchase Payment Credits) For Annuities Without Withdrawal and Selection of the Six-Year Withdrawal Charge Schedule and the Enhanced Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 2000


                                                                               Performance since commencement of the fundb

                                                           Performance since
                                                            commencement of                                      Since
Subaccount    Investing In:                                 the subaccounta     1 Year    5 Years  10 Years   Commencement
----------    -------------                                 ---------------     ------    -------  --------   ------------
              AXP(R) VARIABLE PORTFOLIO -
WBCA1            Blue Chip Advantage Fund (3/00; 9/99)c           -9.15%        -12.32%       --%       --%       -0.79%
WCAR1            Capital Resource Fund (3/00; 10/81)             -17.58         -19.18      8.88     10.98        11.58
WDEI1            Diversified Equity Income Fund (3/00; 9/99)       7.47          -2.79       --        --          0.97
WEXI1            Extra Income Fund (3/00; 5/96)                  -11.00         -11.22       --        --          0.02
WFDI1            Federal Income Fund (3/00; 9/99)                  6.25           6.31       --        --          4.62
WNDM1            New Dimensions Fund(R)(3/00; 5/96)              -14.30         -10.95       --        --         15.35
WSCA1            Small Cap Advantage Fund (3/00; 9/99)           -10.79           2.10       --        --         11.39
                 AIM V.I.
WCAP1            Capital Appreciation Fund (3/00; 5/93)          -25.31         -12.75     13.10       --         14.96
WVAL1            Value Fund (3/00; 5/93)                         -19.56         -16.42     13.49       --         14.91
              Dreyfus
WSRG1            The Dreyfus Socially Responsible Growth         -10.45         -12.88     16.04       --         19.74
                 Fund, Inc. - Initial Share Class (3/00;
                 10/93)
              FIDELITY VIP
WDYC1            Dynamic Capital Appreciation Portfolio             --             --        --        --        -15.28e
                 (Service Class 2) (5/01; 9/00)d
WHIP1            High Income Portfolio (Service Class 2)            --          -24.50     -0.79     7.58          1.74
                 (5/01; 9/85)d
WMDC1            Mid Cap Portfolio (Service Class 2) (5/01          --           31.00       --        --         40.14
                 12/98)d
              FRANKLIN TEMPLETON VIP TRUST
WISE1            Franklin Income Securities Fund - Class 2        15.26          17.06      6.96     10.56         8.48
                 (3/00; 1/89)f
WRES1            Franklin Real Estate Fund - Class 2 (3/00;       32.73          28.98      8.23     11.21         8.20
                 1/89)f
WSMC1            Franklin Small Cap Fund - Class 2 (3/00;        -35.06         -16.54     18.93       --         18.77
                 11/95)f
WMSS1            Mutual Shares Securities Fund - Class 2          16.95          10.99       --        --          9.23
                 (3/00; 11/96)f
              GOLDMAN SACHS VIT
WUSE1            CORESM U.S. Equity Fund (3/00; 2/98)g            -8.87         -11.48       --        --          6.97
WGLI1            Global Income Fund (3/00; 1/98)                   6.06           6.88       --        --          3.28
WITO2            Internet Tollkeeper FundSM (5/00; 4/00) g       -33.00            --        --        --        -32.95e
WMCV1            Mid Cap Value Fund (3/00; 5/98)                  40.79          28.46       --        --          2.26
              MFS(R)
WGIS1            Investors Trust Series - Initial Class            2.67          -2.16     13.71       --         14.35
                 (3/00; 10/95) h
WUTS1            Utilities Series - Initial Class (3/00;          -7.50           4.93     18.48       --         20.54
                 1/95)
              PUTNAM VARIABLE TRUST
WIGR1            Putnam VT International Growth Fund -           -17.40         -11.43       --        --         16.39
                 Class IB Shares (3/00; 1/97)i
WVIS1            Putnam VT Vista Fund - Class IB Shares          -26.09          -6.04       --        --         18.78
                 (3/00; 1/97)i

Average Annual Total Return (Without Purchase Payment Credits) For Annuities Without Withdrawal and Selection of the Six-Year Withdrawal Charge Schedule and the Enhanced Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 2000 (continued)


                                                                               Performance since commencement of the fundb

                                                           Performance since
                                                            commencement of                                      Since
Subaccount    Investing In:                                 the subaccounta     1 Year    5 Years  10 Years   Commencement
----------    -------------                                 ---------------     ------    -------  --------   ------------
              WELLS FARGO VT
WAAL1            Asset Allocation Fund (3/00; 4/94) c             -1.35%         -1.02%    11.00%      --%       11.85%
WCBD1            Corporate Bond Fund (3/00; 9/99)                  7.07           8.10       --        --          5.66
WEQI1            Equity Income Fund (3/00; 5/96)                  12.13           0.01       --        --         11.45
WEQV1            Equity Value Fund (3/00; 5/98)                    8.39           3.44       --        --         -2.41
WGRO1            Growth Fund (3/00; 4/94)                        -13.31         -15.40     11.67       --         12.91
WIEQ1            International Equity Fund (7/00; 7/00)          -11.26            --        --        --        -11.26e
WLCG1            Large Company Growth Fund (3/00; 9/99)           -5.70          -2.60       --        --         12.67
WMMK1            Money Market Fund (3/00; 5/94)                    3.05           3.62      2.81       --          2.82
WSCG1            Small Cap Growth Fund (3/00; 5/95)              -44.75         -24.21      7.42       --          9.20

a    Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
b Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.35% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.20% Enhanced Death Benefit Rider fee and a 0.30% Guaranteed Minimum Income Benefit Rider fee. Premium taxes are not reflected in the above total returns.
c    (Commencement date of the subaccount; Commencement date of the fund).
d    Subaccount had not commenced operations as of Dec. 31, 2000.
e Cumulative return (not annualized) since the commencement date of the fund. f Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
g    CORESM and Internet Tollkeeper FundSM are service marks of Goldman, Sachs &
     Co.
h    Previously named MFS(R)Growth with Income Series.
i Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.

Average Annual Total Return For Annuities (Without Purchase Payment Credits) With Withdrawal and Selection of the Six-Year Withdrawal Charge Schedule For Periods Ending Dec. 31, 2000


                                                                               Performance since commencement of the fundb

                                                           Performance since
                                                            commencement of                                      Since
Subaccount    Investing In:                                 the subaccounta     1 Year    5 Years  10 Years   Commencement
----------    -------------                                 ---------------     ------    -------  --------   ------------
              AXP(R) VARIABLE PORTFOLIO -
WBCA3            Blue Chip Advantage Fund (3/00; 9/99)c          -15.28%        -18.09%       --%       --%       -5.79%
WCAR3            Capital Resource Fund (3/00; 10/81)             -23.01         -24.42      8.94     11.53        12.19
WDEI3            Diversified Equity Income Fund (3/00;             0.08          -9.30       --        --         -4.20
                 9/99)
WEXI3            Extra Income Fund (3/00; 5/96)                  -16.91         -17.04       --        --         -0.18
WFDI3            Federal Income Fund (3/00; 9/99)                 -1.05          -0.91       --        --         -0.76
WNDM3            New Dimensions Fund(R)(3/00; 5/96)               -19.99         -16.82       --        --         15.46
WSCA3            Small Cap Advantage Fund (3/00; 9/99)           -16.76          -4.81       --        --          5.94
              AIM V.I.
WCAP3            Capital Appreciation Fund (3/00; 5/93)          -30.13         -18.48     13.24       --         15.59
WVAL3            Value Fund (3/00; 5/93)                         -24.84         -21.86     13.65       --         15.54
              Dreyfus
WSRG3            The Dreyfus Socially Responsible Growth         -16.44         -18.60     16.24       --         20.40
                 Fund, Inc. - Initial Share Class (3/00;
                 10/93)
              FIDELITY VIP
WDYC3            Dynamic Capital Appreciation Portfolio              --            --        --         --       -21.14e
                 (Service Class 2) (5/01; 9/00)d
WHIP3            High Income Portfolio (Service Class 2)             --         -23.31     -0.89     8.12          2.43
                 (5/01; 9/85)d
WMDC3            Mid Cap Portfolio (Service Class 2)                 --          23.66       --         --        38.00
                 (5/01; 12/98)d
              FRANKLIN TEMPLETON VIP TRUST
WISE3            Franklin Income Securities Fund - Class           7.74           9.64      6.89     11.11         9.04
                 2 (3/00; 1/89)f
WRES3            Franklin Real Estate Fund - Class 2              25.28          21.63      8.20     11.77         8.76
                 (3/00; 1/89)f
WSMC3            Franklin Small Cap Fund - Class 2 (3/00;        -39.11         -21.98     19.20       --         19.18
                 11/95)f
WMSS3            Mutual Shares Securities Fund - Class 2           9.43           3.54       --        --          9.05
                 (3/00; 11/96)f
              GOLDMAN SACHS VIT
WUSE3            CORESM U.S. Equity Fund (3/00; 2/98)g           -14.98         -17.31       --        --          5.05
WGLI3            Global Income Fund (3/00; 1/98)                  -1.22           0.38       --        --          1.24
SITO2            Internet Tollkeeper FundSM (5/00; 4/00) g       -37.34            --        --        --        -37.24e
WMCV3            Mid Cap Value Fund (3/00; 5/98)                  33.37          21.10       --        --         -0.10
              MFS(R)
WGIS3            Investors Trust Series - Initial Class           -4.35          -8.72     13.81       --         14.73
                 (3/00; 10/95) h
WUTS3            Utilities Series - Initial Class (3/00;         -13.72          -2.18     18.68       --         21.02
                 1/95)
              PUTNAM VARIABLE TRUST
WIGR3            Putnam VT International Growth Fund -           -22.85         -17.26       --        --         16.05
                 Class IB Shares (3/00; 1/97)i
WVIS3            Putnam VT Vista Fund - Class IB Shares          -30.85         -12.29       --        --         18.49
                 (3/00; 1/97)i

Average Annual Total Return For Annuities (Without Purchase Payment Credits) With Withdrawal and Selection of the Six-Year Withdrawal Charge Schedule For Periods Ending Dec. 31, 2000 (continued)


                                                                               Performance since commencement of the fundb

                                                           Performance since
                                                            commencement of                                      Since
Subaccount    Investing In:                                 the subaccounta     1 Year    5 Years  10 Years   Commencement
----------    -------------                                 ---------------     ------    -------  --------   ------------
              WELLS FARGO VT
WAAL3            Asset Allocation Fund (3/00; 4/94) c           -7.66%           -7.26%    11.04%      --%        12.43%
WCBD3            Corporate Bond Fund (3/00; 9/99)               -0.37             0.67       --        --          0.09
WEQI3            Equity Income Fund (3/00; 5/96)                 4.60            -6.72       --        --         11.44
WEQV3            Equity Value Fund (3/00; 5/98)                  0.93            -3.56       --        --         -4.58
WGRO3            Growth Fund (3/00; 4/94)                      -19.08           -20.92     11.78       --         13.53
WIEQ3            International Equity Fund (7/00; 7/00)        -17.34              --        --        --        -17.34e
WLCG3            Large Company Growth Fund (3/00; 9/99)        -12.07            -9.12       --        --          7.20
WMMK3            Money Market Fund (3/00; 5/94)                 -3.98            -3.37      2.65       --          3.38
WSCG3            Small Cap Growth Fund (3/00; 5/95)            -48.05           -29.05      7.47       --          9.57

a    Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
b    Current  applicable  charges deducted from fund  performance  include a $30 contract  administrative  charge, a 1.35% mortality and expense risk fee, a
     0.15% variable  account  administrative  charge and  applicable  withdrawal charges  associated with the six-year  withdrawal charge schedule.  Premium taxes are not reflected in the above total returns.
c    (Commencement date of the subaccount; Commencement date of the fund).
d    Subaccount had not commenced operations as of Dec. 31, 2000.
     Cumulative return (not annualized) since the commencement date of the fund.
f    Ongoing  stock  market  volatility  can  dramatically   change  the  fund's
     short-term performance;  current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999,  standardized Class 2 fund performance for prior  periods  represents  historical  results of Class 1 shares.  For periods  beginning  Jan.  6, 1999 Class 2's results  reflect an  additional
     12b-1 fee expense, which also affects future performance.
g    CORESM and Internet Tollkeeper FundSM are service marks of Goldman, Sachs &
     Co.
h    Previously named MFS(R)Growth with Income Series.
i    Performance  information  for Class IB shares for periods prior to April 6,
     1998 for Putnam VT Growth and Income  Fund and for  periods  prior to April
     30,  1998 for Putnam VT High Yield  Fund,  Putnam VT  International  Growth
     Fund, Putnam VT International  New  Opportunities  Fund and Putnam VT Vista
     Fund are  based on the  performance  of the  fund's  Class IA  shares  (not offered as an investment option) adjusted to reflect the fees paid by Class
     IB shares,  including a Rule 12b-1 fee of 0.15%. Please note that as of May
     1, 2001 the Rule 12b-1 fee will increase to 0.25%.

Average Annual Total Return (Without Purchase Payment Credits) For Annuities Without Withdrawal and Selection of the Six-Year Withdrawal Charge Schedule For Periods Ending Dec. 31, 2000


                                                                               Performance since commencement of the fundb

                                                           Performance since
                                                            commencement of                                      Since
Subaccount    Investing In:                                 the subaccounta     1 Year    5 Years  10 Years   Commencement
----------    -------------                                 ---------------     ------    -------  --------   ------------
              AXP(R) VARIABLE PORTFOLIO -
WBCA3            Blue Chip Advantage Fund (3/00; 9/99)c            8.79%        -11.88%      --%       --%        -0.31%
WCAR3            Capital Resource Fund (3/00; 10/81)             -17.19         -18.71      9.51     11.53        12.19
WDEI3            Diversified Equity Income Fund (3/00;             7.91          -2.28       --        --          1.48
                 9/99)
WEXI3            Extra Income Fund (3/00; 5/96)                  -10.56         -10.69       --        --          0.60
WFDI3            Federal Income Fund (3/00; 9/99)                  6.68           6.84       --        --          5.15
WNDM3            New Dimensions Fund(R)(3/00; 5/96)               -13.90         -10.45      --        --         15.97
WSCA3            Small Cap Advantage Fund (3/00; 9/99)           -10.39           2.60       --        --         11.95
              AIM V.I.
WCAP3            Capital Appreciation Fund (3/00; 5/93)          -24.92         -12.26     13.72       --         15.59
WVAL3            Value Fund (3/00; 5/93)                         -19.17         -15.94     14.13       --         15.54
              Dreyfus
WSRG3            The Dreyfus Socially Responsible Growth         -10.04         -12.39     16.68       --         20.40
                 Fund, Inc. - Initial Share Class (3/00;
                 10/93)
              FIDELITY VIP
WDYC3            Dynamic Capital Appreciation Portfolio             --             --        --         --       -15.16e
                 (Service Class 2) (5/01; 9/00)d
WHIP3            High Income Portfolio (Service Class 2)            --          -24.04     -0.19     8.12          2.43
                 (5/01; 9/85)d
WMDC3            Mid Cap Portfolio (Service Class 2)                --           31.66       --        --         40.84
                 (5/01; 12/98)d
              FRANKLIN TEMPLETON VIP TRUST
WISE3            Franklin Income Securities Fund - Class          15.74          17.64      7.50     11.11         9.04
                 2 (3/00; 1/89)f
WRES3            Franklin Real Estate Fund - Class 2              33.28          29.63      8.78     11.77         8.76
                 (3/00; 1/89)f
WSMC3            Franklin Small Cap Fund - Class 2 (3/00;        -34.69         -16.06     19.60       --         19.37
                 11/95)f
WMSS3            Mutual Shares Securities Fund - Class 2          17.43          11.54       --        --          9.78
                 (3/00; 11/96)f
              GOLDMAN SACHS VIT
WUSE3            CORESM U.S. Equity Fund (3/00; 2/98)g            -8.46         -10.99       --        --          7.53
WGLI3            Global Income Fund (3/00; 1/98)                   6.50           7.42       --        --          3.81
SITO2            Internet Tollkeeper FundSM (5/00; 4/00) g       -32.77            --        --        --        -32.65e
WMCV3            Mid Cap Value Fund (3/00; 5/98)                  41.37          29.10       --        --          2.79
              MFS(R)
WGIS3            Investors Trust Series - Initial Class            3.10          -1.65     14.29       --         14.94
                 (3/00; 10/95) h
WUTS3            Utilities Series - Initial Class (3/00;          -7.09           5.46     19.08       --         21.15
                 1/95)
              PUTNAM VARIABLE TRUST
WIGR3            Putnam VT International Growth Fund -           -17.01         -10.94       --        --         17.00
                 Class IB Shares (3/00; 1/97)i
WVIS3            Putnam VT Vista Fund - Class IB Shares          -25.71          -5.53       --        --         19.39
                 (3/00; 1/97)i


Average Annual Total Return (Without Purchase Payment Credits) For Annuities Without Withdrawal and Selection of the Six-Year Withdrawal Charge Schedule For Periods Ending Dec. 31, 2000 (continued)


                                                                               Performance since commencement of the fundb

                                                           Performance since
                                                            commencement of                                      Since
Subaccount    Investing In:                                 the subaccounta     1 Year    5 Years  10 Years   Commencement
----------    -------------                                 ---------------     ------    -------  --------   ------------
              WELLS FARGO VT
WAAL3            Asset Allocation Fund (3/00; 4/94) c             -0.93%         -0.50%    11.56%      --%        12.43%
WCBD3            Corporate Bond Fund (3/00; 9/99)                  7.43           8.56       --        --          6.12
WEQI3            Equity Income Fund (3/00; 5/96)                  12.60           0.52       --        --         12.02
WEQV3            Equity Value Fund (3/00; 5/98)                    8.84           3.96       --        --         -1.86
WGRO3            Growth Fund (3/00; 4/94)                        -12.91         -14.91     12.29       --         13.53
WIEQ3            International Equity Fund (7/00; 7/00)          -11.02            --        --        --        -11.02e
WLCG3            Large Company Growth Fund (3/00; 9/99)           -5.29          -2.09       --        --         13.27
WMMK3            Money Market Fund (3/00; 5/94)                    3.50           4.16      3.36       --          3.38
WSCG3            Small Cap Growth Fund (3/00; 5/95)              -44.40         -23.75      8.06       --          9.80

a    Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
b Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.35% mortality and expense risk fee, a 0.15% variable account administrative charge and applicable withdrawal charges associated with the six-year withdrawal charge schedule. Premium taxes are not reflected in the above total returns.
c    (Commencement date of the subaccount; Commencement date of the fund).
d    Subaccount had not commenced operations as of Dec. 31, 2000.
     Cumulative return (not annualized) since the commencement date of the fund. f Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
g    CORESM and Internet Tollkeeper FundSM are service marks of Goldman, Sachs &
     Co.
h    Previously named MFS(R)Growth with Income Series.
i Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.

Average Annual Total Return (Without Purchase Payment Credits) For Annuities With Withdrawal and Selection of the Eight-Year Withdrawal Charge Schedule and the Enhanced Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 2000


                                                                               Performance since commencement of the fundb

                                                           Performance since
                                                            commencement of                                      Since
Subaccount    Investing In:                                 the subaccounta     1 Year    5 Years  10 Years   Commencement
----------    -------------                                 ---------------     ------    -------  --------   ------------
              AXP(R) VARIABLE PORTFOLIO -
WBCA4            Blue Chip Advantage Fund (3/00; 9/99)c          -15.47%        -18.05%      --%       --%        -6.07%
WCAR4            Capital Resource Fund (3/00; 10/81)             -23.24         -24.38      8.00      11.26        11.85
WDEI4            Diversified Equity Income Fund (3/00;            -0.15          -9.25       --        --         -4.48
                 9/99)
WEXI4            Extra Income Fund (3/00; 5/96)                  -17.14         -17.00       --        --         -1.33
WFDI4            Federal Income Fund (3/00; 9/99)                 -1.27          -0.85       --        --         -1.03
WNDM4            New Dimensions Fund(R)(3/00; 5/96)               -20.22         -16.78      --        --         14.62
WSCA4            Small Cap Advantage Fund (3/00; 9/99)           -16.98          -4.76       --        --          5.63
              AIM V.I.
WCAP4            Capital Appreciation Fund (3/00; 5/93)          -30.36         -18.43     12.40       --         15.15
WVAL4            Value Fund (3/00; 5/93)                         -25.06         -21.82     12.80       --         15.10
              Dreyfus
WSRG4            The Dreyfus Socially Responsible Growth         -16.66         -18.56     15.44       --         19.94
                 Fund, Inc. - Initial Share Class (3/00;
                 10/93)
              FIDELITY VIP
WDYC4            Dynamic Capital Appreciation Portfolio            --              --        --        --        -21.21e
                 (Service Class 2) (5/01; 9/00)d
WHIP4            High Income Portfolio (Service Class 2)           --          --29.59     -1.99      7.85         2.01
                 (5/01; 9/85)d
WMDC4            Mid Cap Portfolio (Service Class 2)               --            23.33       --        --         37.64
                 (5/01; 12/98)d
              FRANKLIN TEMPLETON VIP TRUST
WISE4            Franklin Income Securities Fund - Class           7.49           9.70      5.98     10.83         8.75
                 2 (3/00; 1/89)f
WRES4            Franklin Real Estate Fund - Class 2              25.00          21.69      7.32     11.49         8.47
                 (3/00; 1/89)f
WSMC4            Franklin Small Cap Fund - Class 2 (3/00;        -39.35         -21.94     18.42       --         18.50
                 11/95)f
WMSS4            Mutual Shares Securities Fund - Class 2           9.18           3.60       --        --          8.02
                 (3/00; 11/96)f
              GOLDMAN SACHS VIT
WUSE4            CORESM U.S. Equity Fund (3/00; 2/98)g           -15.20         -17.26       --        --          4.75
WGLI4            Global Income Fund (3/00; 1/98)                  -1.45          -0.33       --        --          0.96
WITO4            Internet Tollkeeper FundSM (5/00; 4/00) g       -37.48            --        --        --        -37.42e
WMCV4            Mid Cap Value Fund (3/00; 5/98)                  33.07          21.17       --        --         -0.39
              MFS(R)
WGIS4            Investors Trust Series - Initial Class           -4.57          -8.68     13.03       --         13.99
                 (3/00; 10/95) h
WUTS4            Utilities Series - Initial Class (3/00;         -13.94          -2.13     17.96       --         20.45
                 1/95)
              PUTNAM VARIABLE TRUST
WIGR4            Putnam VT International Growth Fund -           -23.07         -17.22       --        --         15.40
                 Class IB Shares (3/00; 1/97)i
WVIS4            Putnam VT Vista Fund - Class IB Shares          -31.08         -12.24       --        --         17.87
                 (3/00; 1/97)i


Average Annual Total Return (Without Purchase Payment Credits) For Annuities With Withdrawal and Selection of the Eight-Year Withdrawal Charge Schedule and the Enhanced Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 2000 (continued)


                                                                               Performance since commencement of the fundb

                                                           Performance since
                                                            commencement of                                      Since
Subaccount    Investing In:                                 the subaccounta     1 Year    5 Years  10 Years   Commencement
----------    -------------                                 ---------------     ------    -------  --------   ------------
              WELLS FARGO VT
WAAL4            Asset Allocation Fund (3/00; 4/94) c             -8.28%         -7.62%    10.22%      --%        11.82%
WCBD4            Corporate Bond Fund (3/00; 9/99)                 -0.54           0.78       --        --         -0.14
WEQI4            Equity Income Fund (3/00; 5/96)                   4.36          -6.67       --        --         10.56
WEQV4            Equity Value Fund (3/00; 5/98)                    0.70          -3.51       --        --         -4.90
WGRO4            Growth Fund (3/00; 4/94)                        -19.30         -20.88     10.91       --         12.89
WIEQ4            International Equity Fund (7/00; 7/00)          -17.47            --        --        --        -17.47e
WLCG4            Large Company Growth Fund (3/00; 9/99)          -12.29          -9.07       --        --          6.88
WMMK4            Money Market Fund (3/00; 5/94)                   -4.27          -3.39      1.60       --          2.56
WSCG4            Small Cap Growth Fund (3/00; 5/95)              -48.29         -29.01      6.47       --          8.76

a    Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
b Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.35% mortality and expense risk fee, a 0.15% variable account administrative charge and applicable withdrawal charges associated with the six-year withdrawal charge schedule. Premium taxes are not reflected in the above total returns.
c    (Commencement date of the subaccount; Commencement date of the fund).
d    Subaccount had not commenced operations as of Dec. 31, 2000.
     Cumulative return (not annualized) since the commencement date of the fund. f Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
g    CORESM and Internet Tollkeeper FundSM are service marks of Goldman, Sachs &
     Co.
h    Previously named MFS(R)Growth with Income Series.
i Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.

Average Annual Total Return (Without Purchase Payment Credits) For Annuities Without Withdrawal and Selection of the Eight-Year Withdrawal Charge Schedule and the Enhanced Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 2000


                                                                               Performance since commencement of the fundb

                                                           Performance since
                                                            commencement of                                      Since
Subaccount    Investing In:                                 the subaccounta     1 Year    5 Years  10 Years   Commencement
----------    -------------                                 ---------------     ------    -------  --------   ------------
              AXP(R) VARIABLE PORTFOLIO -
WBCA4            Blue Chip Advantage Fund (3/00; 9/99)c           -8.97%        -12.10%      -- %       --%       -0.55%
WCAR4            Capital Resource Fund (3/00; 10/81)             -17.41         -18.99      9.15     11.26        11.85
WDEI4            Diversified Equity Income Fund (3/00;             7.69          -2.54       --        --          1.21
                 9/99)
WEXI4            Extra Income Fund (3/00; 5/96)                  -10.79         -10.97       --        --          0.28
WFDI4            Federal Income Fund (3/00; 9/99)                  6.64           6.58       --        --          4.89
WNDM4            New Dimensions Fund(R)(3/00; 5/96)               -14.13         -10.72      --        --         15.64
WSCA4            Small Cap Advantage Fund (3/00; 9/99)           -10.61           2.34       --        --         11.65
              AIM V.I.
WCAP4            Capital Appreciation Fund (3/00; 5/93)          -25.15         -12.53     13.38       --         15.25
WVAL4            Value Fund (3/00; 5/93)                         -19.39         -16.21     13.77       --         15.20
              Dreyfus
WSRG4            The Dreyfus Socially Responsible Growth         -10.27         -12.66     16.33       --         20.03
                 Fund, Inc. - Initial Share Class (3/00;
                 10/93)
              FIDELITY VIP
WDYC4            Dynamic Capital Appreciation Portfolio            --              --        --        --        -15.23e
                 (Service Class 2) (5/01; 9/00)d
WHIP4            High Income Portfolio (Service Class 2)           --           -24.31     -0.54     7.85          2.01
                 (5/01; 9/85)d
WMDC4            Mid Cap Portfolio (Service Class 2)               --            31.33       --        --         40.49
                 (5/01; 12/98)d
              FRANKLIN TEMPLETON VIP TRUST
WISE4            Franklin Income Securities Fund - Class          15.49          17.35      7.22     10.83         8.75
                 2 (3/00; 1/89)f
WRES4            Franklin Real Estate Fund - Class 2              33.00          29.30      8.50     11.49         8.47
                 (3/00; 1/89)f
WSMC4            Franklin Small Cap Fund - Class 2 (3/00;        -34.92         -16.33     19.22       --         19.06
                 11/95)f
WMSS4            Mutual Shares Securities Fund - Class 2          17.18          11.26       --        --          9.50
                 (3/00; 11/96)f
              GOLDMAN SACHS VIT
WUSE4            CORESM U.S. Equity Fund (3/00; 2/98)g            -8.68         -11.25       --        --          7.24
WGLI4            Global Income Fund (3/00; 1/98)                   6.28           7.14       --        --          3.53
WITO4            Internet Tollkeeper FundSM (5/00; 4/00) g       -32.89            --        --        --        -32.83e
WMCV4            Mid Cap Value Fund (3/00; 5/98)                  41.07          28.78       --        --          2.52
              MFS(R)
WGIS4            Investors Trust Series - Initial Class            2.88          -1.92     13.99       --         14.64
                 (3/00; 10/95) h
WUTS4            Utilities Series - Initial Class (3/00;          -7.31           5.19     18.77       --         20.84
                 1/95)
              PUTNAM VARIABLE TRUST
WIGR4            Putnam VT International Growth Fund -           -17.23         -11.21       --        --         16.68
                 Class IB Shares (3/00; 1/97)i
WVIS4            Putnam VT Vista Fund - Class IB Shares          -25.94          -5.80       --        --         19.07
                 (3/00; 1/97)i

Average Annual Total Return (Without Purchase Payment Credits) For Annuities Without Withdrawal and Selection of the Eight-Year Withdrawal Charge Schedule and the Enhanced Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 2000 (continued)


                                                                               Performance since commencement of the fundb

                                                           Performance since
                                                            commencement of                                      Since
Subaccount    Investing In:                                 the subaccounta     1 Year    5 Years  10 Years   Commencement
----------    -------------                                 ---------------     ------    -------  --------   ------------
              WELLS FARGO VT
WAAL4            Asset Allocation Fund (3/00; 4/94) c             -1.15%         -0.77%    11.28%      --%        12.13%
WCBD4            Corporate Bond Fund (3/00; 9/99)                  7.26           8.34       --        --          5.90
WEQI4            Equity Income Fund (3/00; 5/96)                  12.36           0.26       --        --         11.73
WEQV4            Equity Value Fund (3/00; 5/98)                    8.62           3.70       --        --         -2.16
WGRO4            Growth Fund (3/00; 4/94)                        -13.13         -15.18     11.95       --         13.19
WIEQ4            International Equity Fund (7/00; 7/00)          -11.15            --        --        --        -11.15e
WLCG4            Large Company Growth Fund (3/00; 9/99)           -5.51          -2.35       --        --         12.95
WMMK4            Money Market Fund (3/00; 5/94)                    3.21           3.83      3.06       --          3.07
WSCG4            Small Cap Growth Fund (3/00; 5/95)              -44.64         -24.02      7.68       --          9.47

a    Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
b Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.35% mortality and expense risk fee, a 0.15% variable account administrative charge and applicable withdrawal charges associated with the six-year withdrawal charge schedule. Premium taxes are not reflected in the above total returns.
c    (Commencement date of the subaccount; Commencement date of the fund).
d    Subaccount had not commenced operations as of Dec. 31, 2000.
     Cumulative return (not annualized) since the commencement date of the fund. f Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
g    CORESM and Internet Tollkeeper FundSM are service marks of Goldman, Sachs &
     Co.
h    Previously named MFS(R)Growth with Income Series.
i Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.

Average Annual Total Return (Without Purchase Payment Credits) For Annuities With Withdrawal and Selection of the Eight-Year Withdrawal Charge Schedule For Periods Ending Dec. 31, 2000

                                                              Performance since
                                                             commencement of the
                                                                  subaccount          Performance since commencement of the
                                                                                                      funda
                                                                         Since                                     Since
Subaccount   Investing In:                                  1 Year   Commencement    1 Year  5 Years  10 Years  Commencement
----------   -------------                                  ------   ------------    ------  -------  --------  ------------
             AXP(R) VARIABLE PORTFOLIO -
PBCA1           Blue Chip Advantage Fund (11/99; 9/99)b     -17.90%      -9.92%       -17.90%    --%      --%       -5.56%
WCAR6           Capital Resource Fund (3/00; 10/81)            --       -22.86c       -24.23    8.66    11.81       12.47
PDEI1           Diversified Equity Income Fund (11/99;       -9.07       -5.97         -9.07     --       --        -3.97
                9/99)
PEXI1           Extra Income Fund (11/99; 5/96)             -16.89      -13.13        -16.89     --       --        -0.73
WFDI6           Federal Income Fund (3/00; 9/99)               --        -0.87c        -0.69     --       --        -0.54
PNDM1           New Dimensions Fund(R)(11/99; 5/96)          -16.63      -4.48        -16.63     --       --        15.25
PSCA1           Small Cap Advantage Fund (11/99; 9/99)       -4.59        3.16         -4.59     --       --         6.22
             AIM V.I.
PCAP1           Capital Appreciation Fund (11/99; 5/93)     -18.35       -0.54        -18.35   13.05      --        15.78
PVAL1           Value Fund (11/99; 5/93)                    -21.69      -12.24        -21.69   13.46      --        15.74
             Dreyfus
WSRG6           The Dreyfus Socially Responsible Growth        --       -16.26c       -18.39   16.10      --        20.61
                Fund, Inc. - Initial Share Class (3/00;
                10/93)
             FIDELITY VIP
WDYC6           Dynamic Capital Appreciation Portfolio         --          --            --      --       --       -21.10e
                (Service Class 2) (5/01; 9/00)d
WHIP6           High Income Portfolio (Service Class 2)        --          --         -29.14   -1.37     8.40        2.69
                (5/01; 9/85)d
WMDC6           Mid Cap Portfolio (Service Class 2)            --          --          23.99     --       --        38.36
                (5/01; 12/98)d
             FRANKLIN TEMPLETON VIP TRUST
WISE6           Franklin Income Securities Fund - Class 2      --         7.97c         9.93    6.55    11.39        9.31
                (3/00; 1/89)f
WRES6           Franklin Real Estate Fund - Class 2            --        25.54c        21.94    7.89    12.05        9.03
                (3/00; 1/89)f
PSMC1           Franklin Small Cap Fund - Class 2 (11/99;   -21.80        4.27        -21.80   19.07      --        19.07
                11/95)f
WMSS6           Mutual Shares Securities Fund - Class 2        --         9.66c         3.82     --       --         8.60
                (3/00; 11/96)f
             GOLDMAN SACHS VIT
WUSE6           CORESM U.S. Equity Fund (3/00; 2/98)g          --       -14.81c       -17.10     --       --         5.33
WGLI6           Global Income Fund (3/00; 1/98)                --        -1.02c        -0.13     --       --         1.52
WITO6           Internet Tollkeeper FundSM (5/00; 4/00) g      --       -37.18c          --      --       --       -37.13e
WMCV6           Mid Cap Value Fund (3/00; 5/98)                --        33.66c        21.42     --       --         0.15
             MFS(R)
PGIS1           Investors Trust Series - Initial Class       -8.51       -3.08         -8.51   13.63      --        14.59
                (11/99; 10/95) h
PUTS1           Utilities Series - Initial Class (11/99;     -1.95        8.76         -1.95   18.57      --        21.07
                1/95)
             PUTNAM VARIABLE TRUST
PIGR1           Putnam VT International Growth Fund -       -17.06        2.79        -17.06     --       --        16.03
                Class IB Shares (11/99; 1/97)i
PVIS1           Putnam VT Vista Fund - Class IB Shares      -12.09       10.20        -12.09     --       --        18.50
                (11/99; 1/97)i

Average Annual Total Return (Without Purchase Payment Credits) For Annuities With Withdrawal and Selection of the Eight-Year Withdrawal Charge Schedule For Periods Ending Dec. 31, 2000 (continued)


                                                              Performance since
                                                             commencement of the
                                                                  subaccount          Performance since commencement of the
                                                                                                      funda
                                                                         Since                                     Since
Subaccount   Investing In:                                  1 Year   Commencement    1 Year  5 Years  10 Years  Commencement
----------   -------------                                  ------   ------------    ------  -------  --------  ------------
             WELLS FARGO VT
WAAL6           Asset Allocation Fund (3/00; 4/94)             --%       -7.87%c       -7.44%  10.80%     --%       12.40%
WCBD6           Corporate Bond Fund (3/00; 9/99)               --        -0.18c         0.87     --       --         0.30
WEQI6           Equity Income Fund (3/00; 5/96)                --         5.12c        -6.49     --       --        11.15
WEQV6           Equity Value Fund (3/00; 5/98)                 --         1.35c        -3.11     --       --        -4.26
WGRO6           Growth Fund (3/00; 4/94)                       --       -18.91c       -20.72   11.56      --        13.53
WIEQ6           International Equity Fund (7/00; 7/00)         --       -17.24c          --      --       --       -17.24e
WLCG6           Large Company Growth Fund (3/00; 9/99)         --       -11.89c        -8.89     --       --         7.49
WMMK6           Money Market Fund (3/00; 5/94)                 --        -3.82c        -3.16    2.19      --         3.13
WSCG6           Small Cap Growth Fund (3/00; 5/95)             --       -47.95c       -28.86    7.14      --         9.38

a Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.10% mortality and expense risk fee, a 0.15% variable account administrative charge and applicable withdrawal charges associated with the eight-year withdrawal charge schedule. Premium taxes are not reflected in the above total returns.
b    (Commencement date of the subaccount; Commencement date of the fund).
c Cumulative return (not annualized) since the commencement date of the subaccount.
d    Subaccount had not commenced operations as of Dec. 31, 2000.
e Cumulative return (not annualized) since the commencement date of the fund. f Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
g    CORESM and Internet Tollkeeper FundSM are service marks of Goldman, Sachs &
     Co.
h    Previously named MFS(R)Growth with Income Series.
i Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.

Average Annual Total Return (Without Purchase Payment Credits) For Annuities Without Withdrawal and Selection of the Eight-Year Withdrawal Charge Schedule For Periods Ending Dec. 31, 2000


                                                              Performance since
                                                             commencement of the
                                                                  subaccount          Performance since commencement of the
                                                                                                      funda
                                                                         Since                                     Since
Subaccount   Investing In:                                  1 Year   Commencement    1 Year  5 Years  10 Years  Commencement
----------   -------------                                  ------   ------------    ------  -------  --------  ------------
             AXP(R) VARIABLE PORTFOLIO -
PBCA1           Blue Chip Advantage Fund (11/99; 9/99)b     -11.63%      -3.85%       -11.63%    --%      --%       -0.02%
WCAR6           Capital Resource Fund (3/00; 10/81)            --       -17.02c       -18.51    9.78    11.81       12.47
PDEI1           Diversified Equity Income Fund (11/99;       -2.03        0.41         -2.03     --       --         1.73
                9/99)
PEXI1           Extra Income Fund (11/99; 5/96)             -10.54       -7.26        -10.54     --       --         0.86
WFDI6           Federal Income Fund (3/00; 9/99)               --         6.88c         7.08     --       --         5.39
PNDM1           New Dimensions Fund(R)(11/99; 5/96)          -10.24        1.98        -10.24     --       --        16.25
PSCA1           Small Cap Advantage Fund (11/99; 9/99)        2.84       10.08          2.84     --       --        12.23
             AIM V.I.
PCAP1           Capital Appreciation Fund (11/99; 5/93)     -12.12        6.19        -12.12   14.01      --        15.88
PVAL1           Value Fund (11/99; 5/93)                    -15.75       -6.30        -15.75   14.41      --        15.83
             Dreyfus
WSRG6           The Dreyfus Socially Responsible Growth        --        -9.84c       -12.16   16.97      --        20.70
                Fund, Inc. - Initial Share Class (3/00;
                10/93)
             FIDELITY VIP
WDYC6           Dynamic Capital Appreciation Portfolio         --        --              --      --       --       -15.10e
                (Service Class 2) (5/01; 9/00)d
WHIP6           High Income Portfolio (Service Class 2)        --        --           -23.85    0.06     8.40        2.69
                (5/01; 9/85)d
WMDC6           Mid Cap Portfolio (Service Class 2)            --        --            31.99     --       --        41.20
                (5/01; 12/98)d
             FRANKLIN TEMPLETON VIP TRUST
WISE6           Franklin Income Securities Fund - Class 2      --        15.97c        17.93    7.76    11.39        9.31
                (3/00; 1/89)f
WRES6           Franklin Real Estate Fund - Class 2            --        33.54c        29.94    9.05    12.05        9.03
                (3/00; 1/89)f
PSMC1           Franklin Small Cap Fund - Class 2 (11/99;   -15.87       11.19        -15.87   19.86      --        19.62
                11/95)f
WMSS6           Mutual Shares Securities Fund - Class 2        --        17.66c        11.82     --       --        10.05
                (3/00; 11/96)f
             GOLDMAN SACHS VIT
WUSE6           CORESM U.S. Equity Fund (3/00; 2/98)g          --        -8.27c       -10.76     --       --         7.79
WGLI6           Global Income Fund (3/00; 1/98)                --         6.72c         7.68     --       --         4.07
WITO6           Internet Tollkeeper FundSM (5/00; 4/00) g      --       -32.59c          --      --       --       -32.53e
WMCV6           Mid Cap Value Fund (3/00; 5/98)                --        41.66c        29.42     --       --         3.05
             MFS(R)
PGIS1           Investors Trust Series - Initial Class       -1.42        3.46         -1.42   14.57      --        15.23
                (11/99; 10/95) h
PUTS1           Utilities Series - Initial Class (11/99;      5.70       15.63          5.70   19.37      --        21.45
                1/95)
             PUTNAM VARIABLE TRUST
PIGR1           Putnam VT International Growth Fund -       -10.72        9.71        -10.72     --       --        17.29
                Class IB Shares (11/99; 1/97)i
PVIS1           Putnam VT Vista Fund - Class IB Shares       -5.31       17.06         -5.31     --       --        19.69
                (11/99; 1/97)i


Average Annual Total Return (Without Purchase Payment Credits) For Annuities Without Withdrawal and Selection of the Eight-Year Withdrawal Charge Schedule For Periods Ending Dec. 31, 2000 (continued)


                                                              Performance since
                                                             commencement of the
                                                                  subaccount          Performance since commencement of the
                                                                                                      funda
                                                                         Since                                     Since
Subaccount   Investing In:                                  1 Year   Commencement    1 Year  5 Years  10 Years  Commencement
----------   -------------                                  ------   ------------    ------  -------  --------  ------------
             WELLS FARGO VT
WAAL6           Asset Allocation Fund (3/00; 4/94)             --%       -0.73%c       -0.26%  11.84%     --%       12.71%
WCBD6           Corporate Bond Fund (3/00; 9/99)               --         7.63c         8.77     --       --         6.35
WEQI6           Equity Income Fund (3/00; 5/96)                --        13.12c         0.78     --       --        12.29
WEQV6           Equity Value Fund (3/00; 5/98)                 --         9.30c         4.45     --       --        -1.53
WGRO6           Growth Fund (3/00; 4/94)                       --       -12.73c       -14.69   12.57      --        13.82
WIEQ6           International Equity Fund (7/00; 7/00)         --       -10.91c          --      --       --       -10.91e
WLCG6           Large Company Growth Fund (3/00; 9/99)         --        -5.09c        -1.83     --       --        13.56
WMMK6           Money Market Fund (3/00; 5/94)                 --         3.68c         4.39    3.61      --         3.63
WSCG6           Small Cap Growth Fund (3/00; 5/95)             --       -44.29c       -23.55    8.33      --        10.07

a Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.10% mortality and expense risk fee, a 0.15% variable account administrative charge and applicable withdrawal charges associated with the eight-year withdrawal charge schedule. Premium taxes are not reflected in the above total returns.
b    (Commencement date of the subaccount; Commencement date of the fund).
c Cumulative return (not annualized) since the commencement date of the subaccount.
d    Subaccount had not commenced operations as of Dec. 31, 2000.
e Cumulative return (not annualized) since the commencement date of the fund. f Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
g    CORESM and Internet Tollkeeper FundSM are service marks of Goldman, Sachs &
     Co.
h    Previously named MFS(R)Growth with Income Series.
i Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.


Cumulative Total Return

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                        P

where:                P =  a hypothetical initial payment of $1,000
                    ERV =  Ending  Redeemable  Value of a hypothetical  $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the withdrawal charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a withdrawal charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge, the variable account administrative charge, the Benefit Protector SM Death Benefit Rider fee, Benefit Protector SM Plus Death Benefit Rider fee, the Enhanced Death Benefit Rider fee, the Guaranteed Minimum Income Benefit Rider fee and the mortality and expense risk fee.

Calculation of Yield for a Subaccount Investing in a Money Market Fund

Annualized Simple Yield:


For a subaccount investing in a money market fund, we base quotations of simple yield on:


     (a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
     (b) less a pro rata share of the subaccount expenses accrued over the period;
     (c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and


     (d)  raising the base period return to the power of 365/7.


The subaccount's value includes:
o    any declared dividends,
o the value of any shares purchased with dividends paid during the period, and
o    any dividends declared for such shares.

It does not include:
o    the  effect of any  applicable  withdrawal  charge,  or
o    any  realized  or unrealized gains or losses.

Annualized Compound Yield:

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1) to the power of 365/7] -1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

Annualized Yield for Subaccounts Investing in Income Funds

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                  YIELD = 2[(( a-b + 1) to the power of 6) - 1]
                               ---
                               cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized Yield Based on the 30-Day Period Ended Dec. 31, 2000

Subaccount  Investing In:                                               Yield
----------  -------------                                               -----
PDEI1       AXP(R)Variable Portfolio - Diversified Equity Income Fund    0.00%
WDEI1       AXP(R)Variable Portfolio - Diversified Equity Income Fund    0.00
WDEI3       AXP(R)Variable Portfolio - Diversified Equity Income Fund    0.00
WDEI4       AXP(R)Variable Portfolio - Diversified Equity Income Fund    0.00
PEXI1       AXP(R)Variable Portfolio - Extra Income Fund                10.30
WEXI1       AXP(R)Variable Portfolio - Extra Income Fund                10.83
WEXI3       AXP(R)Variable Portfolio - Extra Income Fund                10.34
WEXI4       AXP(R)Variable Portfolio - Extra Income Fund                10.49
WFDI1       AXP(R)Variable Portfolio - Federal Income Fund               2.93
WFDI3       AXP(R)Variable Portfolio - Federal Income Fund               5.25
WFDI4       AXP(R)Variable Portfolio - Federal Income Fund               5.43
WFDI6       AXP(R)Variable Portfolio - Federal Income Fund               5.31

The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

         The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily,
         Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.


CALCULATING ANNUITY PAYOUTS

The Variable Account

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then
o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o    the annuity unit value on the valuation date; by
o    the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o    the net investment factor; and
o    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor:

We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o    dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee, the variable account administrative charge and the Enhanced Death Benefit Rider fee (if selected) from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

The One-Year Fixed Account

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your one-year fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then
o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to our general account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.


    Rating Agency                  Rating

      A.M. Best                 A+ (Superior)

    Duff & Phelps                    AAA

       Moody's                 Aa2 (Excellent)

--------------------------------------------------------------------------------
A.M. Best's superior rating reflects our strong distribution network, favorable overall balance sheet, consistently improving profitability, adequate level of capitalization and asset/liability management expertise.

Duff & Phelps rating reflects our consistently excellent profitability record, leadership position in chosen markets, stable operating leverage and effective use of asset/liability management techniques.

Moody's excellent rating reflects our leadership position in financial planning, strong asset, liability management and good capitalization. American Enterprise Life has a strong market focus and greatly emphasizes quality service. This information applies only to fixed products invested in American Enterprise Life's General Account and reflects American Enterprise Life's ability to fulfill its obligations under its contracts. This information does not relate to the management and performance of the separate account assets associated with American Enterprise Life's variable products.

PRINCIPAL UNDERWRITER

The principal underwriter for the contracts is American Express Financial Advisors Inc. (AEFA) which offers them on a continuous basis.


Withdrawal charges received by AEFA for the last year aggregated total $662,606.

Commissions paid by American Enterprise Life for the last year aggregated total $32,468,381.

The contract was new as of 2000 and therefore, we do not have three years of history for withdrawal charges received and commissions paid.


INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

Condensed Financial Information

(Unaudited)

The following tables give per-unit information about the financial history of each subaccount. We have not provided this information for some subaccounts because they are new and do not have any history.


Year ended Dec. 31,                                                                                   2000         1999

Subaccount PBCA1(1) (Investing in shares of AXP(R)Variable Portfolio - Blue Chip Advantage Fund)

Accumulation unit value at beginning of period                                                       $1.09        $1.00

Accumulation unit value at end of period                                                             $0.96        $1.09

Number of accumulation units outstanding at end of period (000 omitted)                                200           --

Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount WBCA1(2) (Investing in shares of AXP(R)Variable Portfolio - Blue Chip Advantage Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.91           --

Number of accumulation units outstanding at end of period (000 omitted)                                 81           --

Ratio of operating expense to average net assets                                                     1.70%           --

Subaccount WBCA3(2) (Investing in shares of AXP(R)Variable Portfolio - Blue Chip Advantage Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.91           --

Number of accumulation units outstanding at end of period (000 omitted)                                789           --

Ratio of operating expense to average net assets                                                     1.50%           --

Subaccount WBCA4(2) (Investing in shares of AXP(R)Variable Portfolio - Blue Chip Advantage Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.91           --

Number of accumulation units outstanding at end of period (000 omitted)                                406           --

Ratio of operating expense to average net assets                                                     1.45%           --

Subaccount WCAR1(2) (Investing in shares of AXP(R)Variable Portfolio - Capital Resource Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.83           --

Number of accumulation units outstanding at end of period (000 omitted)                                 --           --

Ratio of operating expense to average net assets                                                     1.70%           --

Subaccount WCAR3(2) (Investing in shares of AXP(R)Variable Portfolio - Capital Resource Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.83           --

Number of accumulation units outstanding at end of period (000 omitted)                                479           --

Ratio of operating expense to average net assets                                                     1.50%           --

Subaccount WCAR4(2) (Investing in shares of AXP(R)Variable Portfolio - Capital Resource Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.83           --

Number of accumulation units outstanding at end of period (000 omitted)                                 99           --

Ratio of operating expense to average net assets                                                     1.45%           --

Subaccount WCAR6(2) (Investing in shares of AXP(R)Variable Portfolio - Capital Resource Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.83           --

Number of accumulation units outstanding at end of period (000 omitted)                                104           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount PDEI1(1) (Investing in shares of AXP(R)Variable Portfolio - Diversified Equity Income Fund)

Accumulation unit value at beginning of period                                                       $1.02        $1.00

Accumulation unit value at end of period                                                             $1.00        $1.02

Number of accumulation units outstanding at end of period (000 omitted)                                244           --

Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount WDEI1(2) (Investing in shares of AXP(R)Variable Portfolio - Diversified Equity Income Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.08           --

Number of accumulation units outstanding at end of period (000 omitted)                                 40           --

Ratio of operating expense to average net assets                                                     1.70%           --

Subaccount WDEI3(2) (Investing in shares of AXP(R)Variable Portfolio - Diversified Equity Income Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.08           --

Number of accumulation units outstanding at end of period (000 omitted)                                 66           --

Ratio of operating expense to average net assets                                                     1.50%           --

Subaccount WDEI4(2) (Investing in shares of AXP(R)Variable Portfolio - Diversified Equity Income Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.08           --

Number of accumulation units outstanding at end of period (000 omitted)                                 63           --

Ratio of operating expense to average net assets                                                     1.45%           --

Subaccount PEXI1(1) (Investing in shares of AXP(R)Variable Portfolio - Extra Income Fund)

Accumulation unit value at beginning of period                                                       $1.03        $1.00

Accumulation unit value at end of period                                                             $0.92        $1.03

Number of accumulation units outstanding at end of period (000 omitted)                                278           --

Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount WEXI1(2) (Investing in shares of AXP(R)Variable Portfolio - Extra Income Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.87           --

Number of accumulation units outstanding at end of period (000 omitted)                                  8           --

Ratio of operating expense to average net assets                                                     1.70%           --

Subaccount WEXI3(2) (Investing in shares of AXP(R)Variable Portfolio - Extra Income Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.87           --

Number of accumulation units outstanding at end of period (000 omitted)                                310           --

Ratio of operating expense to average net assets                                                     1.50%           --

Subaccount WEXI4(2) (Investing in shares of AXP(R)Variable Portfolio - Extra Income Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.88           --

Number of accumulation units outstanding at end of period (000 omitted)                                217           --

Ratio of operating expense to average net assets                                                     1.45%           --

Subaccount WFDI1(2) (Investing in shares of AXP(R)Variable Portfolio - Federal Income Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.05           --

Number of accumulation units outstanding at end of period (000 omitted)                                 65           --

Ratio of operating expense to average net assets                                                     1.70%           --

Subaccount WFDI3(2) (Investing in shares of AXP(R)Variable Portfolio - Federal Income Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.05           --

Number of accumulation units outstanding at end of period (000 omitted)                                272           --

Ratio of operating expense to average net assets                                                     1.50%           --

Subaccount WFDI4(2) (Investing in shares of AXP(R)Variable Portfolio - Federal Income Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.05           --

Number of accumulation units outstanding at end of period (000 omitted)                                328           --

Ratio of operating expense to average net assets                                                     1.45%           --

Subaccount WFDI6(2) (Investing in shares of AXP(R)Variable Portfolio - Federal Income Fund)
Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.06           --

Number of accumulation units outstanding at end of period (000 omitted)                                183           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount PNDM1(1) (Investing in shares of AXP(R)Variable Portfolio - New Dimensions Fund(R))

Accumulation unit value at beginning of period                                                       $1.15        $1.00

Accumulation unit value at end of period                                                             $1.03        $1.15

Number of accumulation units outstanding at end of period (000 omitted)                              1,937           --

Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount WNDM1(2) (Investing in shares of AXP(R)Variable Portfolio - New Dimensions Fund(R))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.86           --

Number of accumulation units outstanding at end of period (000 omitted)                                198           --

Ratio of operating expense to average net assets                                                     1.70%           --

Subaccount WNDM3(2) (Investing in shares of AXP(R)Variable Portfolio - New Dimensions Fund(R))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.86           --

Number of accumulation units outstanding at end of period (000 omitted)                              2,130           --

Ratio of operating expense to average net assets                                                     1.50%           --

Subaccount WNDM4(2) (Investing in shares of AXP(R)Variable Portfolio - New Dimensions Fund(R))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.86           --

Number of accumulation units outstanding at end of period (000 omitted)                                868           --

Ratio of operating expense to average net assets                                                     1.45%           --

Subaccount PSCA1(1) (Investing in shares of AXP(R)Variable Portfolio - Small Cap Advantage Fund)

Accumulation unit value at beginning of period                                                       $1.11        $1.00

Accumulation unit value at end of period                                                             $1.14        $1.11

Number of accumulation units outstanding at end of period (000 omitted)                                 85           --

Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount WSCA1(2) (Investing in shares of AXP(R)Variable Portfolio - Small Cap Advantage Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.89           --

Number of accumulation units outstanding at end of period (000 omitted)                                 39           --

Ratio of operating expense to average net assets                                                     1.70%           --

Subaccount WSCA3(2) (Investing in shares of AXP(R)Variable Portfolio - Small Cap Advantage Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.90           --

Number of accumulation units outstanding at end of period (000 omitted)                                173           --

Ratio of operating expense to average net assets                                                     1.50%           --

Subaccount WSCA4(2) (Investing in shares of AXP(R)Variable Portfolio - Small Cap Advantage Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.90           --

Number of accumulation units outstanding at end of period (000 omitted)                                 81           --

Ratio of operating expense to average net assets                                                     1.45%           --

Subaccount PCAP1(1) (Investing in shares of AIM V.I. Capital Appreciation Fund)

Accumulation unit value at beginning of period                                                       $1.26        $1.00

Accumulation unit value at end of period                                                             $1.11        $1.26

Number of accumulation units outstanding at end of period (000 omitted)                              1,103           --

Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount WCAP1(2) (Investing in shares of AIM V.I. Capital Appreciation Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.75           --

Number of accumulation units outstanding at end of period (000 omitted)                                208           --

Ratio of operating expense to average net assets                                                     1.70%           --

Subaccount WCAP3(2) (Investing in shares of AIM V.I. Capital Appreciation Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.75           --

Number of accumulation units outstanding at end of period (000 omitted)                              5,686           --

Ratio of operating expense to average net assets                                                     1.50%           --

Subaccount WCAP4(2) (Investing in shares of AIM V.I. Capital Appreciation Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.75           --

Number of accumulation units outstanding at end of period (000 omitted)                              2,561           --

Ratio of operating expense to average net assets                                                     1.45%           --

Subaccount PVAL1(1) (Investing in shares of AIM V.I. Value Fund)

Accumulation unit value at beginning of period                                                       $1.11        $1.00

Accumulation unit value at end of period                                                             $0.94        $1.11

Number of accumulation units outstanding at end of period (000 omitted)                              4,769           --

Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount WVAL1(2) (Investing in shares of AIM V.I. Value Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.81           --

Number of accumulation units outstanding at end of period (000 omitted)                              1,087           --

Ratio of operating expense to average net assets                                                     1.70%           --

Subaccount WVAL3(2) (Investing in shares of AIM V.I. Value Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.81           --

Number of accumulation units outstanding at end of period (000 omitted)                              6,187           --

Ratio of operating expense to average net assets                                                     1.50%           --

Subaccount WVAL4(2) (Investing in shares of AIM V.I. Value Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.81           --

Number of accumulation units outstanding at end of period (000 omitted)                              5,200           --

Ratio of operating expense to average net assets                                                     1.45%           --

Subaccount  WSRG1(2)  (Investing in shares of The Dreyfus  Socially  Responsible
Growth Fund, Inc.)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.90           --

Number of accumulation units outstanding at end of period (000 omitted)                                364           --

Ratio of operating expense to average net assets                                                     1.70%           --

Subaccount  WSRG3(2)  (Investing in shares of The Dreyfus  Socially  Responsible
Growth Fund, Inc.)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.90           --

Number of accumulation units outstanding at end of period (000 omitted)                                355           --

Ratio of operating expense to average net assets                                                     1.50%           --

Subaccount  WSRG4(2)  (Investing in shares of The Dreyfus  Socially  Responsible
Growth Fund, Inc.)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.90           --

Number of accumulation units outstanding at end of period (000 omitted)                              1,009           --

Ratio of operating expense to average net assets                                                     1.45%           --

Subaccount  WSRG6(2)  (Investing in shares of The Dreyfus  Socially  Responsible
Growth Fund, Inc.)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.90           --

Number of accumulation units outstanding at end of period (000 omitted)                                471           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount  WISE1(2)  (Investing in shares of FTVIPT Franklin Income  Securities
Fund - Class 2)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.99           --

Number of accumulation units outstanding at end of period (000 omitted)                                157           --

Ratio of operating expense to average net assets                                                     1.70%           --

Subaccount  WISE3(2)  (Investing in shares of FTVIPT Franklin Income  Securities
Fund - Class 2)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.99           --

Number of accumulation units outstanding at end of period (000 omitted)                                101           --

Ratio of operating expense to average net assets                                                     1.50%           --

Subaccount  WISE4(2)  (Investing in shares of FTVIPT Franklin Income  Securities
Fund - Class 2)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.99           --

Number of accumulation units outstanding at end of period (000 omitted)                                287           --

Ratio of operating expense to average net assets                                                     1.45%           --

Subaccount  WISE6(2)  (Investing in shares of FTVIPT Franklin Income  Securities
Fund - Class 2)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.16           --

Number of accumulation units outstanding at end of period (000 omitted)                                153           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount  WRES1(2)  (Investing in shares of FTVIPT Franklin Real Estate Fund -
Class 2)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.18           --

Number of accumulation units outstanding at end of period (000 omitted)                                  6           --

Ratio of operating expense to average net assets                                                     1.70%           --

Subaccount  WRES3(2)  (Investing in shares of FTVIPT Franklin Real Estate Fund -
Class 2)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.18           --

Number of accumulation units outstanding at end of period (000 omitted)                                 92           --

Ratio of operating expense to average net assets                                                     1.50%           --

Subaccount  WRES4(2)  (Investing in shares of FTVIPT Franklin Real Estate Fund -
Class 2)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.18           --

Number of accumulation units outstanding at end of period (000 omitted)                                 72           --

Ratio of operating expense to average net assets                                                     1.45%           --

Subaccount  WRES6(2)  (Investing in shares of FTVIPT Franklin Real Estate Fund -
Class 2)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.34           --

Number of accumulation units outstanding at end of period (000 omitted)                                144           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount  PSMC1(1)  (Investing in shares of FTVIPT  Franklin  Small Cap Fund -
Class 2)

Accumulation unit value at beginning of period                                                       $1.43        $1.00

Accumulation unit value at end of period                                                             $1.21        $1.43

Number of accumulation units outstanding at end of period (000 omitted)                                855           --

Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount  WSMC1(2)  (Investing in shares of FTVIPT  Franklin  Small Cap Fund -
Class 2)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.60           --

Number of accumulation units outstanding at end of period (000 omitted)                                120           --

Ratio of operating expense to average net assets                                                     1.70%           --

Subaccount  WSMC3(2)  (Investing in shares of FTVIPT  Franklin  Small Cap Fund -
Class 2)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.61           --

Number of accumulation units outstanding at end of period (000 omitted)                                797           --

Ratio of operating expense to average net assets                                                     1.50%           --

Subaccount  WSMC4(2)  (Investing in shares of FTVIPT  Franklin  Small Cap Fund -
Class 2)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.65           --

Number of accumulation units outstanding at end of period (000 omitted)                              1,583           --

Ratio of operating expense to average net assets                                                     1.45%           --

Subaccount WMSS1(2) (Investing in shares of FTVIPT Mutual Shares Securities Fund
- Class 2)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.11           --

Number of accumulation units outstanding at end of period (000 omitted)                                  6           --

Ratio of operating expense to average net assets                                                     1.70%           --

Subaccount WMSS3(2) (Investing in shares of FTVIPT Mutual Shares Securities Fund
- Class 2)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.11           --

Number of accumulation units outstanding at end of period (000 omitted)                                 39           --

Ratio of operating expense to average net assets                                                     1.50%           --

Subaccount WMSS4(2) (Investing in shares of FTVIPT Mutual Shares Securities Fund
- Class 2)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.11           --

Number of accumulation units outstanding at end of period (000 omitted)                                102           --

Ratio of operating expense to average net assets                                                     1.45%           --

Subaccount WMSS6(2) (Investing in shares of FTVIPT Mutual Shares Securities Fund
- Class 2)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.18           --

Number of accumulation units outstanding at end of period (000 omitted)                                 36           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount WUSE1(2) (Investing in shares of Goldman Sachs VIT CORE(SM) U.S. Equity Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.91           --

Number of accumulation units outstanding at end of period (000 omitted)                                102           --

Ratio of operating expense to average net assets                                                     1.70%           --

Subaccount WUSE3(2) (Investing in shares of Goldman Sachs VIT CORE(SM) U.S. Equity Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.92           --

Number of accumulation units outstanding at end of period (000 omitted)                                587           --

Ratio of operating expense to average net assets                                                     1.50%           --

Subaccount WUSE4(2) (Investing in shares of Goldman Sachs VIT CORE(SM) U.S. Equity Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.92           --

Number of accumulation units outstanding at end of period (000 omitted)                                633           --

Ratio of operating expense to average net assets                                                     1.45%           --

Subaccount WUSE6(2) (Investing in shares of Goldman Sachs VIT CORE(SM) U.S. Equity Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.92           --

Number of accumulation units outstanding at end of period (000 omitted)                              1,204           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount WGLI1(2) (Investing in shares of Goldman Sachs VIT Global Income Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.06           --

Number of accumulation units outstanding at end of period (000 omitted)                                 63           --

Ratio of operating expense to average net assets                                                     1.70%           --

Subaccount WGLI3(2) (Investing in shares of Goldman Sachs VIT Global Income Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.07           --

Number of accumulation units outstanding at end of period (000 omitted)                                 58           --

Ratio of operating expense to average net assets                                                     1.50%           --

Subaccount WGLI4(2) (Investing in shares of Goldman Sachs VIT Global Income Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.07           --

Number of accumulation units outstanding at end of period (000 omitted)                                135           --

Ratio of operating expense to average net assets                                                     1.45%           --

Subaccount WGLI6(2) (Investing in shares of Goldman Sachs VIT Global Income Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.07           --

Number of accumulation units outstanding at end of period (000 omitted)                                187           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount SITO2(3) (Investing in shares of Goldman Sachs VIT Internet Tollkeeper Fund(SM))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.67           --

Number of accumulation units outstanding at end of period (000 omitted)                                420           --

Ratio of operating expense to average net assets                                                     1.50%           --

Subaccount WITO1(3) (Investing in shares of Goldman Sachs VIT Internet Tollkeeper Fund(SM))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.67           --

Number of accumulation units outstanding at end of period (000 omitted)                                 31           --

Ratio of operating expense to average net assets                                                     1.70%           --

Subaccount WITO4(3) (Investing in shares of Goldman Sachs VIT Internet Tollkeeper Fund(SM))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.67           --

Number of accumulation units outstanding at end of period (000 omitted)                                584           --

Ratio of operating expense to average net assets                                                     1.45%           --

Subaccount WITO6(3) (Investing in shares of Goldman Sachs VIT Internet Tollkeeper Fund(SM))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.67           --

Number of accumulation units outstanding at end of period (000 omitted)                                110           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount WMCV1(2) (Investing in shares of Goldman Sachs VIT Mid Cap Value Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.41           --

Number of accumulation units outstanding at end of period (000 omitted)                                 60           --

Ratio of operating expense to average net assets                                                     1.70%           --

Subaccount WMCV3(2) (Investing in shares of Goldman Sachs VIT Mid Cap Value Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.41           --

Number of accumulation units outstanding at end of period (000 omitted)                                220           --

Ratio of operating expense to average net assets                                                     1.50%           --

Subaccount WMCV4(2) (Investing in shares of Goldman Sachs VIT Mid Cap Value Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.41           --

Number of accumulation units outstanding at end of period (000 omitted)                                307           --

Ratio of operating expense to average net assets                                                     1.45%           --

Subaccount WMCV6(2) (Investing in shares of Goldman Sachs VIT Mid Cap Value Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.42           --

Number of accumulation units outstanding at end of period (000 omitted)                                414           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount PGIS1(1) (Investing in shares of MFS(R)Investors Trust Series - Initial Class(4))

Accumulation unit value at beginning of period                                                       $1.05        $1.00

Accumulation unit value at end of period                                                             $1.04        $1.05

Number of accumulation units outstanding at end of period (000 omitted)                                295           --

Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount WGIS1(2) (Investing in shares of MFS(R)Investors Trust Series - Initial Class(4))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.02           --

Number of accumulation units outstanding at end of period (000 omitted)                                 15           --

Ratio of operating expense to average net assets                                                     1.70%           --

Subaccount WGIS3(2) (Investing in shares of MFS(R)Investors Trust Series - Initial Class(4))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.02           --

Number of accumulation units outstanding at end of period (000 omitted)                                440           --

Ratio of operating expense to average net assets                                                     1.50%           --

Subaccount WGIS4(2) (Investing in shares of MFS(R)Investors Trust Series - Initial Class(4))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.02           --

Number of accumulation units outstanding at end of period (000 omitted)                                385           --

Ratio of operating expense to average net assets                                                     1.45%           --

Subaccount PUTS1(1) (Investing in shares of MFS(R)Utilities Series - Initial Class)

Accumulation unit value at beginning of period                                                       $1.14        $1.00

Accumulation unit value at end of period                                                             $1.20        $1.14

Number of accumulation units outstanding at end of period (000 omitted)                              1,109           --

Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount WUTS1(2) (Investing in shares of MFS(R)Utilities Series - Initial Class)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.85           --

Number of accumulation units outstanding at end of period (000 omitted)                                171           --

Ratio of operating expense to average net assets                                                     1.70%           --

Subaccount WUTS3(2) (Investing in shares of MFS(R)Utilities Series - Initial Class)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.85           --

Number of accumulation units outstanding at end of period (000 omitted)                              1,785           --

Ratio of operating expense to average net assets                                                     1.50%           --

Subaccount WUTS4(2) (Investing in shares of MFS(R)Utilities Series - Initial Class)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.93           --

Number of accumulation units outstanding at end of period (000 omitted)                              2,083           --

Ratio of operating expense to average net assets                                                     1.45%           --

Subaccount PIGR1(1) (Investing in shares of Putnam VT International Growth Fund - Class IB Shares)

Accumulation unit value at beginning of period                                                       $1.29        $1.00

Accumulation unit value at end of period                                                             $1.15        $1.29

Number of accumulation units outstanding at end of period (000 omitted)                              2,474           --

Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount WIGR1(2) (Investing in shares of Putnam VT International Growth Fund - Class IB Shares)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.75           --

Number of accumulation units outstanding at end of period (000 omitted)                                708           --

Ratio of operating expense to average net assets                                                     1.70%           --

Subaccount WIGR3(2) (Investing in shares of Putnam VT International Growth Fund - Class IB Shares)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.75           --

Number of accumulation units outstanding at end of period (000 omitted)                              2,678           --

Ratio of operating expense to average net assets                                                     1.50%           --

Subaccount WIGR4(2) (Investing in shares of Putnam VT International Growth Fund - Class IB Shares)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.75           --

Number of accumulation units outstanding at end of period (000 omitted)                              3,827           --

Ratio of operating expense to average net assets                                                     1.45%           --

Subaccount  PVIS1(1)  (Investing  in shares  of Putnam VT Vista  Fund - Class IB
Shares)

Accumulation unit value at beginning of period                                                       $1.30        $1.00

Accumulation unit value at end of period                                                             $1.23        $1.30

Number of accumulation units outstanding at end of period (000 omitted)                              1,798           --

Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount  WVIS1(2)  (Investing  in shares  of Putnam VT Vista  Fund - Class IB
Shares)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.73           --

Number of accumulation units outstanding at end of period (000 omitted)                                814           --

Ratio of operating expense to average net assets                                                     1.70%           --

Subaccount  WVIS3(2)  (Investing  in shares  of Putnam VT Vista  Fund - Class IB
Shares)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.74           --

Number of accumulation units outstanding at end of period (000 omitted)                              2,513           --

Ratio of operating expense to average net assets                                                     1.50%           --

Subaccount  WVIS4(2)  (Investing  in shares  of Putnam VT Vista  Fund - Class IB
Shares)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.74           --

Number of accumulation units outstanding at end of period (000 omitted)                              3,255           --

Ratio of operating expense to average net assets                                                     1.45%           --

Subaccount WAAL1(2) (Investing in shares of Wells Fargo VT Asset Allocation Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.98           --

Number of accumulation units outstanding at end of period (000 omitted)                                480           --

Ratio of operating expense to average net assets                                                     1.70%           --

Subaccount WAAL3(2) (Investing in shares of Wells Fargo VT Asset Allocation Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.98           --

Number of accumulation units outstanding at end of period (000 omitted)                              2,048           --

Ratio of operating expense to average net assets                                                     1.50%           --

Subaccount WAAL4(2) (Investing in shares of Wells Fargo VT Asset Allocation Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.99           --

Number of accumulation units outstanding at end of period (000 omitted)                              5,333           --

Ratio of operating expense to average net assets                                                     1.45%           --

Subaccount WAAL6(2) (Investing in shares of Wells Fargo VT Asset Allocation Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.99           --

Number of accumulation units outstanding at end of period (000 omitted)                              3,351           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount WCBD1(2) (Investing in shares of Wells Fargo VT Corporate Bond Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.06           --

Number of accumulation units outstanding at end of period (000 omitted)                                 68           --

Ratio of operating expense to average net assets                                                     1.70%           --

Subaccount WCBD3(2) (Investing in shares of Wells Fargo VT Corporate Bond Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.06           --

Number of accumulation units outstanding at end of period (000 omitted)                                321           --

Ratio of operating expense to average net assets                                                     1.50%           --

Subaccount WCBD4(2) (Investing in shares of Wells Fargo VT Corporate Bond Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.06           --

Number of accumulation units outstanding at end of period (000 omitted)                                644           --

Ratio of operating expense to average net assets                                                     1.45%           --

Subaccount WCBD6(2) (Investing in shares of Wells Fargo VT Corporate Bond Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.08           --

Number of accumulation units outstanding at end of period (000 omitted)                                660           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount WEQI1(2) (Investing in shares of Wells Fargo VT Equity Income Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.12           --

Number of accumulation units outstanding at end of period (000 omitted)                                104           --

Ratio of operating expense to average net assets                                                     1.70%           --

Subaccount WEQI3(2) (Investing in shares of Wells Fargo VT Equity Income Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.13           --

Number of accumulation units outstanding at end of period (000 omitted)                                437           --

Ratio of operating expense to average net assets                                                     1.50%           --

Subaccount WEQI4(2) (Investing in shares of Wells Fargo VT Equity Income Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.13           --

Number of accumulation units outstanding at end of period (000 omitted)                                834           --

Ratio of operating expense to average net assets                                                     1.45%           --

Subaccount WEQI6(2) (Investing in shares of Wells Fargo VT Equity Income Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.13           --

Number of accumulation units outstanding at end of period (000 omitted)                                765           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount WEQV1(2) (Investing in shares of Wells Fargo VT Equity Value Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.09           --

Number of accumulation units outstanding at end of period (000 omitted)                                136           --

Ratio of operating expense to average net assets                                                     1.70%           --

Subaccount WEQV3(2) (Investing in shares of Wells Fargo VT Equity Value Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.09           --

Number of accumulation units outstanding at end of period (000 omitted)                                 53           --

Ratio of operating expense to average net assets                                                     1.50%           --

Subaccount WEQV4(2) (Investing in shares of Wells Fargo VT Equity Value Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.09           --

Number of accumulation units outstanding at end of period (000 omitted)                                191           --

Ratio of operating expense to average net assets                                                     1.45%           --

Subaccount WEQV6(2) (Investing in shares of Wells Fargo VT Equity Value Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.09           --

Number of accumulation units outstanding at end of period (000 omitted)                                 36           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount WGRO1(2) (Investing in shares of Wells Fargo VT Growth Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.87           --

Number of accumulation units outstanding at end of period (000 omitted)                                 42           --

Ratio of operating expense to average net assets                                                     1.70%           --

Subaccount WGRO3(2) (Investing in shares of Wells Fargo VT Growth Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.87           --

Number of accumulation units outstanding at end of period (000 omitted)                                206           --

Ratio of operating expense to average net assets                                                     1.50%           --

Subaccount WGRO4(2) (Investing in shares of Wells Fargo VT Growth Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.87           --

Number of accumulation units outstanding at end of period (000 omitted)                                402           --

Ratio of operating expense to average net assets                                                     1.45%           --

Subaccount WGRO6(2) (Investing in shares of Wells Fargo VT Growth Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.87           --

Number of accumulation units outstanding at end of period (000 omitted)                                340           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount WIEQ1(4) (Investing in shares of Wells Fargo VT International Equity Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.89           --

Number of accumulation units outstanding at end of period (000 omitted)                                  6           --

Ratio of operating expense to average net assets                                                     1.70%           --

Subaccount WIEQ3(4) (Investing in shares of Wells Fargo VT International Equity Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.89           --

Number of accumulation units outstanding at end of period (000 omitted)                                 74           --

Ratio of operating expense to average net assets                                                     1.50%           --

Subaccount WIEQ4(4) (Investing in shares of Wells Fargo VT International Equity Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.89           --

Number of accumulation units outstanding at end of period (000 omitted)                                104           --

Ratio of operating expense to average net assets                                                     1.45%           --

Subaccount WIEQ6(4) (Investing in shares of Wells Fargo VT International Equity Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.89           --

Number of accumulation units outstanding at end of period (000 omitted)                                 88           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount WLCG1(2) (Investing in shares of Wells Fargo VT Large Company Growth Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.95           --

Number of accumulation units outstanding at end of period (000 omitted)                              1,011           --

Ratio of operating expense to average net assets                                                     1.70%           --

Subaccount WLCG3(2) (Investing in shares of Wells Fargo VT Large Company Growth Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.95           --

Number of accumulation units outstanding at end of period (000 omitted)                              4,598           --

Ratio of operating expense to average net assets                                                     1.50%           --

Subaccount WLCG4(2) (Investing in shares of Wells Fargo VT Large Company Growth Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.95           --

Number of accumulation units outstanding at end of period (000 omitted)                              6,802           --

Ratio of operating expense to average net assets                                                     1.45%           --

Subaccount WLCG6(2) (Investing in shares of Wells Fargo VT Large Company Growth Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.95           --

Number of accumulation units outstanding at end of period (000 omitted)                              5,711           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount WMMK1(2) (Investing in shares of Wells Fargo VT Money Market Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.02           --

Number of accumulation units outstanding at end of period (000 omitted)                                404           --

Ratio of operating expense to average net assets                                                     1.70%           --

Subaccount WMMK3(2) (Investing in shares of Wells Fargo VT Money Market Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.02           --

Number of accumulation units outstanding at end of period (000 omitted)                              2,106           --

Ratio of operating expense to average net assets                                                     1.50%           --

Subaccount WMMK4(2) (Investing in shares of Wells Fargo VT Money Market Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.03           --

Number of accumulation units outstanding at end of period (000 omitted)                              3,801           --

Ratio of operating expense to average net assets                                                     1.45%           --

Subaccount WMMK6(2) (Investing in shares of Wells Fargo VT Money Market Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.04           --

Number of accumulation units outstanding at end of period (000 omitted)                              1,717           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount WSCG1(2) (Investing in shares of Wells Fargo VT Small Cap Growth Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.56           --

Number of accumulation units outstanding at end of period (000 omitted)                                445           --

Ratio of operating expense to average net assets                                                     1.70%           --

Subaccount WSCG3(2) (Investing in shares of Wells Fargo VT Small Cap Growth Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.56           --

Number of accumulation units outstanding at end of period (000 omitted)                              2,209           --

Ratio of operating expense to average net assets                                                     1.50%           --

Subaccount WSCG4(2) (Investing in shares of Wells Fargo VT Small Cap Growth Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.56           --

Number of accumulation units outstanding at end of period (000 omitted)                              1,923           --

Ratio of operating expense to average net assets                                                     1.45%           --

Subaccount WSCG6(2) (Investing in shares of Wells Fargo VT Small Cap Growth Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.56           --

Number of accumulation units outstanding at end of period (000 omitted)                              2,024           --

Ratio of operating expense to average net assets                                                     1.25%           --


(1) Operations commenced on Nov. 9, 1999.

(2) Operations commenced on March 3, 2000.

(3) Operations commenced on May 1, 2000.

(4) Previously named MFS(R)Growth with Income Series.

(5) Operations commenced on July 3, 2000.

American Enterprise Variable Annuity Account - Wells Fargo AdvantageSM Builder Variable Annuity

Report of Independent Auditors

The Board of Directors
American Enterprise Life Insurance Company

We have audited the individual and combined statements of net assets of the segregated asset subaccounts of American Enterprise Variable Annuity Account - Wells Fargo AdvantageSM Builder Variable Annuity (comprised of subaccounts PBCA1, WBCA1, WBCA3, WBCA4, WCAR1, WCAR3, WCAR4, WCAR6, PDEI1, WDEI1, WDEI3,
WDEI4,  PEXI1,  WEXI1,  WEXI3,  WEXI4, WFDI1, WFDI3, WFDI4, WFDI6, PNDM1, WNDM1,
WNDM3,  WNDM4,  PSCA1,  WSCA1,  WSCA3, WSCA4, PCAP1, WCAP1, WCAP3, WCAP4, PVAL1,
WVAL1,  WVAL3,  WVAL4,  WSRG1,  WSRG3, WSRG4, WSRG6, WISE1, WISE3, WISE4, WISE6,
WRES1,  WRES3,  WRES4,  WRES6,  PSMC1, WSMC1, WSMC3, WSMC4, WMSS1, WMSS3, WMSS4,
WMSS6,  WUSE1,  WUSE3,  WUSE4,  WUSE6, WGLI1, WGLI3, WGLI4, WGLI6, SITO2, WITO1,
WITO4,  WITO6,  WMCV1,  WMCV3,  WMCV4, WMCV6, PGIS1, WGIS1, WGIS3, WGIS4, PUTS1,
WUTS1,  WUTS3,  WUTS4,  PIGR1,  WIGR1, WIGR3, WIGR4, PVIS1, WVIS1, WVIS3, WVIS4,
WAAL1,  WAAL3,  WAAL4,  WAAL6,  WCBD1, WCBD3, WCBD4, WCBD6, WEQI1, WEQI3, WEQI4,
WEQI6,  WEQV1,  WEQV3,  WEQV4,  WEQV6, WGRO1, WGRO3, WGRO4, WGRO6, WIEQ1, WIEQ3,
WIEQ4, WIEQ6, WLCG1, WLCG3, WLCG4, WLCG6, WMMK1, WMMK3, WMMK4, WMMK6, WSCG1, WSCG3, WSCG4 and WSCG6 ) as of December 31, 2000, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account - Wells Fargo AdvantageSM Builder Variable Annuity at December 31, 2000, and the individual and combined results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


/s/Ernst & Young LLP
   Ernst & Young LLP
Minneapolis, Minnesota
March 23, 2001


American  Enterprise  Variable Annuity Account - Well Fargo AdvantageSM  Builder
Variable Annuity
--------------------------------------------------------------------------------

Statements of Net Assets
December 31, 2000

                                                                       Segregated Asset Subaccounts
                                       -----------------------------------------------------------------------------------------
Assets                                     PBCA1        WBCA1        WBCA3        WBCA4        WCAR1         WCAR3        WCAR4
================================================================================================================================
Investments in shares of
mutual funds and portfolios:
   at cost                               $212,026      $78,924     $795,249     $404,559        $ 331      $480,869      $93,020
                                       -----------------------------------------------------------------------------------------
   at market value                       $191,284      $73,743     $721,114     $371,297        $ 265      $396,867      $82,394
Dividends receivable                           --           --           --           --           --            --           --
Accounts receivable from
American Enterprise Life for
contract purchase payments                  1,120           --           --           --           --            --           --
Receivable from mutual funds
and portfolios for share redemptions           --           --           --           --           --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Total assets                              192,404       73,743      721,114      371,297          265       396,867       82,394
================================================================================================================================

Liabilities
================================================================================================================================
Payable to American Enterprise Life for:
   Mortality and expense risk fee             164           75          740          355           --           409           53
   Issue and adminstrative
   expense charge                              22            7           82           41           45             6
   Contract terminations                       --           --           --           --           --            --           --
Payable to mutual funds and
portfolios for investments purchased           --           --           --           --           --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                             186           82          822          396           --           454           59
--------------------------------------------------------------------------------------------------------------------------------

Net assets applicable to
contracts in accumulation period          192,218       73,661      720,292      370,901          265       396,413       82,335
Net assets applicable to
contracts in payment period                    --           --           --           --           --            --           --
================================================================================================================================
Total net assets                         $192,218      $73,661     $720,292     $370,901        $ 265      $396,413      $82,335
================================================================================================================================
Accumulation units outstanding            200,191       80,830      789,468      406,164          319       478,547       99,352
================================================================================================================================
Net asset value per accumulation unit    $   0.96      $  0.91     $   0.91     $   0.91        $0.83      $   0.83      $  0.83
================================================================================================================================

See accompanying notes to financial statements.



American  Enterprise  Variable Annuity Account - Well Fargo AdvantageSM  Builder
Variable Annuity
--------------------------------------------------------------------------------

Statements of Net Assets
December 31, 2000

                                                                       Segregated Asset Subaccounts
                                       -----------------------------------------------------------------------------------------
Assets                                     WCAR6        PDEI1        WDEI1        WDEI3        WDEI4         PEXI1        WEXI1
================================================================================================================================
Investments in shares of
mutual funds and portfolios:
   at cost                               $102,510     $235,608      $41,742      $69,227      $66,502      $283,458       $8,179
                                       -----------------------------------------------------------------------------------------
   at market value                       $ 86,013     $244,060      $42,859      $71,355      $67,912      $255,081       $7,547
Dividends receivable                           --           --           --           --           --         2,143           64
Accounts receivable from
American Enterprise Life for
contract purchase payments                    790           --           --           --           --            --           --
Receivable from mutual funds
and portfolios for share redemptions           --           --           --           --           --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Total assets                               86,803      244,060       42,859       71,355       67,912       257,224        7,611
================================================================================================================================

Liabilities
================================================================================================================================
Payable to American Enterprise Life for:
   Mortality and expense risk fee              69          176           37           51           64           221            9
   Issue and adminstrative
   expense charge                               9           24            4            6            7            30            1
   Contract terminations                       --           --           --           --           --            --          652
Payable to mutual funds and
portfolios for investments purchased           --           --           --           --           --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                              78          200           41           57           71           251          662
--------------------------------------------------------------------------------------------------------------------------------

Net assets applicable to
contracts in accumulation period           86,725      243,860       42,818       71,298       67,841       256,973        6,949
Net assets applicable to
contracts in payment period                    --           --           --           --           --            --           --
================================================================================================================================
Total net assets                         $ 86,725     $243,860      $42,818      $71,298      $67,841      $256,973       $6,949
================================================================================================================================
Accumulation units outstanding            104,478      244,084       39,734       66,033       62,827       278,460        7,950
================================================================================================================================
Net asset value per accumulation unit    $   0.83     $   1.00      $  1.08      $  1.08      $  1.08      $   0.92       $ 0.87
================================================================================================================================

See accompanying notes to financial statements.




American  Enterprise  Variable Annuity Account - Well Fargo AdvantageSM  Builder
Variable Annuity
--------------------------------------------------------------------------------

Statements of Net Assets
December 31, 2000

                                                                       Segregated Asset Subaccounts
                                       -----------------------------------------------------------------------------------------
Assets                                     WEXI3        WEXI4        WFDI1        WFDI3        WFDI4         WFDI6        PNDM1
================================================================================================================================
Investments in shares of
mutual funds and portfolios:
   at cost                               $295,174     $207,808      $67,863     $269,581     $347,373      $190,298   $2,411,885
                                       -----------------------------------------------------------------------------------------
   at market value                       $266,967     $188,735      $68,376     $274,491     $354,391      $194,204   $2,070,776
Dividends receivable                        2,260        1,573          109        1,159        1,435           826           --
Accounts receivable from
American Enterprise Life for
contract purchase payments                     --           --           --       10,620           --            --          545
Receivable from mutual funds
and portfolios for share redemptions           --           --           --           --           --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Total assets                              269,227      190,308       68,485      286,270      355,826       195,030    2,071,321
================================================================================================================================

Liabilities
================================================================================================================================
Payable to American Enterprise Life for:
   Mortality and expense risk fee             286          191           30          281          333           163        1,643
   Issue and adminstrative
   expense charge                              32           22            3           31           38            22          224
   Contract terminations                       --           --           --           --       10,170            --           --
Payable to mutual funds and
portfolios for investments purchased           --           --           --           --           --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                             318          213           33          312       10,541           185        1,867
--------------------------------------------------------------------------------------------------------------------------------

Net assets applicable to
contracts in accumulation period          268,909      190,095       68,452      285,958      345,285       194,845    2,002,615
Net assets applicable to
contracts in payment period                    --           --           --           --           --            --       66,839
================================================================================================================================
Total net assets                         $268,909     $190,095      $68,452     $285,958     $345,285      $194,845   $2,069,454
================================================================================================================================
Accumulation units outstanding            309,687      216,937       65,132      272,285      327,830       182,980    1,936,840
================================================================================================================================
Net asset value per accumulation unit    $   0.87     $   0.88      $  1.05     $   1.05     $   1.05      $   1.06   $     1.03
================================================================================================================================

See accompanying notes to financial statements.




American  Enterprise  Variable Annuity Account - Well Fargo AdvantageSM  Builder
Variable Annuity
--------------------------------------------------------------------------------

Statements of Net Assets
December 31, 2000

                                                                       Segregated Asset Subaccounts
                                       -----------------------------------------------------------------------------------------
Assets                                     WNDM1        WNDM3        WNDM4        PSCA1        WSCA1         WSCA3        WSCA4
================================================================================================================================
Investments in shares of
mutual funds and portfolios:
   at cost                               $198,458   $2,118,023     $871,055     $101,338      $35,984      $157,010      $75,069
                                       -----------------------------------------------------------------------------------------
   at market value                       $170,341   $1,836,372     $749,504      $97,042      $34,495      $155,370      $72,680
Dividends receivable                           --           --           --           --           --            --           --
Accounts receivable from
American Enterprise Life for
contract purchase payments                     --           --           --           --           --            --           --
Receivable from mutual funds
and portfolios for share redemptions           --           --           --           --           --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Total assets                              170,341    1,836,372      749,504       97,042       34,495       155,370       72,680
================================================================================================================================

Liabilities
================================================================================================================================
Payable to American Enterprise Life for:
   Mortality and expense risk fee             193        1,843          718           78           37           159           74
   Issue and adminstrative
   expense charge                              19          205           83           11            4            18            8
   Contract terminations                       --           --          934           --           --            --           --
Payable to mutual funds and
portfolios for investments purchased           --           --           --           --           --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                             212        2,048        1,735           89           41           177           82
--------------------------------------------------------------------------------------------------------------------------------

Net assets applicable to
contracts in accumulation period          170,129    1,834,324      747,769       96,953       34,454       155,193       72,598
Net assets applicable to
contracts in payment period                    --           --           --           --           --            --           --
================================================================================================================================
Total net assets                         $170,129   $1,834,324     $747,769      $96,953      $34,454      $155,193      $72,598
================================================================================================================================
Accumulation units outstanding            197,872    2,129,881      867,899       84,733       38,501       173,145       80,959
================================================================================================================================
Net asset value per accumulation unit    $   0.86   $     0.86     $   0.86      $  1.14      $  0.89      $   0.90      $  0.90
================================================================================================================================

See accompanying notes to financial statements.



American  Enterprise  Variable Annuity Account - Well Fargo AdvantageSM  Builder
Variable Annuity
--------------------------------------------------------------------------------

Statements of Net Assets
December 31, 2000

                                                                       Segregated Asset Subaccounts
                                       -----------------------------------------------------------------------------------------
Assets                                     PCAP1        WCAP1        WCAP3        WCAP4        PVAL1         WVAL1        WVAL3
================================================================================================================================
Investments in shares of
mutual funds and portfolios:
   at cost                             $1,457,808     $190,982   $5,591,320   $2,256,906   $5,117,533     $ 988,341   $5,677,343
                                       -----------------------------------------------------------------------------------------
   at market value                     $1,226,210     $156,133   $4,680,271   $1,900,915   $4,432,748     $ 877,789   $5,001,448
Dividends receivable                           --           --           --           --           --            --           --
Accounts receivable from
American Enterprise Life for
contract purchase payments                  2,857           --           --       35,368           --         4,014       35,693
Receivable from mutual funds
and portfolios for share redemptions        1,066        1,845       42,799        1,999       80,278         1,095        5,583
--------------------------------------------------------------------------------------------------------------------------------
Total assets                            1,230,133      157,978    4,723,070    1,938,282    4,513,026       882,898    5,042,724
================================================================================================================================

Liabilities
================================================================================================================================
Payable to American Enterprise Life for:
   Mortality and expense risk fee             938          182        4,953        1,792        3,673           997        5,025
   Issue and adminstrative
   expense charge                             128           18          550          207          501            97          558
   Contract terminations                       --        1,645      447,353           --       27,350            --           --
Payable to mutual funds and
portfolios for investments purchased        1,550           --           --       12,425           --         1,241       19,748
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                           2,616        1,845      452,856       14,424       31,524         2,335       25,331
--------------------------------------------------------------------------------------------------------------------------------

Net assets applicable to
contracts in accumulation period        1,227,517      156,133    4,270,214    1,923,858    4,481,502       880,563    5,017,393
Net assets applicable to
contracts in payment period                    --           --           --           --           --            --           --
================================================================================================================================
Total net assets                       $1,227,517     $156,133   $4,270,214   $1,923,858   $4,481,502    $  880,563   $5,017,393
================================================================================================================================
Accumulation units outstanding          1,103,466      208,271    5,686,015    2,560,654    4,768,669     1,087,444    6,186,727
================================================================================================================================
Net asset value per accumulation unit  $     1.11     $   0.75   $     0.75   $     0.75   $     0.94    $     0.81   $     0.81
================================================================================================================================

See accompanying notes to financial statements.



American  Enterprise  Variable Annuity Account - Well Fargo AdvantageSM  Builder
Variable Annuity
--------------------------------------------------------------------------------

Statements of Net Assets
December 31, 2000

                                                                       Segregated Asset Subaccounts
                                       -----------------------------------------------------------------------------------------
Assets                                     WVAL4        WSRG1        WSRG3        WSRG4        WSRG6         WISE1        WISE3
================================================================================================================================
Investments in shares of
mutual funds and portfolios:
   at cost                             $4,760,391     $358,226     $354,438    $ 999,246     $474,511      $148,937     $ 97,297
                                       -----------------------------------------------------------------------------------------
   at market value                     $4,166,740     $326,609     $315,867    $ 902,998     $424,790      $152,598     $100,333
Dividends receivable                           --           --           --           --           --            --           --
Accounts receivable from
American Enterprise Life for
contract purchase payments                 39,548           --        7,765        5,086           --         2,773           --
Receivable from mutual funds
and portfolios for share redemptions        8,887          441          355        2,743          394         3,656          101
--------------------------------------------------------------------------------------------------------------------------------
Total assets                            4,215,175      327,050      323,987      910,827      425,184       159,027      100,434
================================================================================================================================

Liabilities
================================================================================================================================
Payable to American Enterprise
Life for:
   Mortality and expense risk fee           3,956          402          320          847          347           173           91
   Issue and adminstrative
   expense charge                             458           39           35           98           47            17           10
   Contract terminations                    4,474           --           --        1,798           --         3,465           --
Payable to mutual funds and
portfolios for investments purchased           --           --        4,296           --           --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                           8,888          441        4,651        2,743          394         3,655          101
--------------------------------------------------------------------------------------------------------------------------------

Net assets applicable to
contracts in accumulation period        4,206,287      326,609      319,336      908,084      424,790       155,372      100,333
Net assets applicable to
contracts in payment period                    --           --           --           --           --            --           --
================================================================================================================================
Total net assets                       $4,206,287     $326,609     $319,336   $  908,084     $424,790      $155,372     $100,333
================================================================================================================================
Accumulation units outstanding          5,200,119      363,579      354,908    1,008,780      471,047       156,857      101,118
================================================================================================================================
Net asset value per accumulation unit  $     0.81     $   0.90     $   0.90   $     0.90     $   0.90      $   0.99     $   0.99
================================================================================================================================

See accompanying notes to financial statements.




American  Enterprise  Variable Annuity Account - Well Fargo AdvantageSM  Builder
Variable Annuity
--------------------------------------------------------------------------------

Statements of Net Assets
December 31, 2000

                                                                       Segregated Asset Subaccounts
                                       -----------------------------------------------------------------------------------------
Assets                                      WISE4        WISE6        WRES1        WRES3        WRES4         WRES6        PSMC1
================================================================================================================================
Investments in shares of
mutual funds and portfolios:
   at cost                               $273,252     $171,296       $6,826     $ 53,495      $81,577      $179,330   $1,213,455
                                       -----------------------------------------------------------------------------------------
   at market value                       $284,404     $177,032       $7,173     $ 55,305      $85,142      $192,737   $1,039,764
Dividends receivable                           --           --           --           --           --            --           --
Accounts receivable from
American Enterprise Life for
contract purchase payments                     --           --           --       76,407           --            --       19,192
Receivable from mutual funds
and portfolios for share redemptions          304          158            8           32           88           181          938
--------------------------------------------------------------------------------------------------------------------------------
Total assets                              284,708      177,190        7,181      131,744       85,230       192,918    1,059,894
================================================================================================================================

Liabilities
================================================================================================================================
Payable to American Enterprise Life for:
   Mortality and expense risk fee             273          139            7           29           79           159          825
   Issue and adminstrative
   expense charge                              31           19            1            3            9            22          113
   Contract terminations                       --           --           --           --           --            --           --
Payable to mutual funds and
portfolios for investments purchased           --           --           --       23,051           --            --       11,722
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                             304          158            8       23,083           88           181       12,660
--------------------------------------------------------------------------------------------------------------------------------

Net assets applicable to
contracts in accumulation period          284,404      177,032        7,173      108,661       85,142       192,737    1,031,817
Net assets applicable to
contracts in payment period                    --           --           --           --           --            --       15,417
================================================================================================================================
Total net assets                         $284,404     $177,032       $7,173     $108,661      $85,142      $192,737   $1,047,234
================================================================================================================================
Accumulation units outstanding            286,557      152,636        6,079       91,949       72,123       144,333      854,767
================================================================================================================================
Net asset value per accumulation unit    $   0.99     $   1.16       $ 1.18     $   1.18      $  1.18      $   1.34   $     1.21
================================================================================================================================

See accompanying notes to financial statements.



American  Enterprise  Variable Annuity Account - Well Fargo AdvantageSM  Builder
Variable Annuity
--------------------------------------------------------------------------------

Statements of Net Assets
December 31, 2000

                                                                       Segregated Asset Subaccounts
                                       -----------------------------------------------------------------------------------------
Assets                                      WSMC1        WSMC3        WSMC4        WMSS1        WMSS3         WMSS4        WMSS6
================================================================================================================================
Investments in shares of
mutual funds and portfolios:
   at cost                               $ 79,011     $544,013   $1,170,430       $6,679      $41,172      $104,891      $38,877
                                       -----------------------------------------------------------------------------------------
   at market value                       $ 72,554     $482,414   $1,022,306       $7,087      $43,361      $113,108      $42,392
Dividends receivable                           --           --           --           --           --            --           --
Accounts receivable from
American Enterprise Life for
contract purchase payments                    482        3,397       12,921           --           --            --          232
Receivable from mutual funds
and portfolios for share redemptions           67          541        1,076            9           46           130           42
--------------------------------------------------------------------------------------------------------------------------------
Total assets                               73,103      486,352    1,036,303        7,096       43,407       113,238       42,666
================================================================================================================================

Liabilities
================================================================================================================================
Payable to American Enterprise Life for:
   Mortality and expense risk fee              61          487          965            8           41           117           38
   Issue and adminstrative
   expense charge                               6           54          111            1            5            13            5
   Contract terminations                       --           --           --           --           --            --           --
Payable to mutual funds and
portfolios for investments purchased          482           --           --           --           --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                             549          541        1,076            9           46           130           43
--------------------------------------------------------------------------------------------------------------------------------

Net assets applicable to
contracts in accumulation period           72,554      485,811    1,035,227        7,087       43,361       113,108       42,623
Net assets applicable to
contracts in payment period                    --           --           --           --           --            --           --
================================================================================================================================
Total net assets                         $ 72,554     $485,811   $1,035,227       $7,087      $43,361      $113,108      $42,623
================================================================================================================================
Accumulation units outstanding            120,115      797,324    1,583,357        6,378       38,958       101,588       36,025
================================================================================================================================
Net asset value per accumulation unit    $   0.60     $   0.61   $     0.65       $ 1.11      $  1.11      $   1.11      $  1.18
================================================================================================================================

See accompanying notes to financial statements.



American  Enterprise  Variable Annuity Account - Well Fargo AdvantageSM  Builder
Variable Annuity
--------------------------------------------------------------------------------

Statements of Net Assets
December 31, 2000

                                                                       Segregated Asset Subaccounts
                                       -----------------------------------------------------------------------------------------
Assets                                     WUSE1        WUSE3        WUSE4        WUSE6        WGLI1         WGLI3        WGLI4
================================================================================================================================
Investments in shares of
mutual funds and portfolios:
   at cost                               $102,323     $585,045     $629,315   $1,187,853      $70,603       $65,737     $150,215
                                       -----------------------------------------------------------------------------------------
   at market value                       $ 92,801     $537,553     $579,839   $1,090,143      $66,966       $62,002     $143,818
Dividends receivable                           --           --           --           --           --            --           --
Accounts receivable from
American Enterprise Life for
contract purchase payments                     --        1,368          630       16,656           --            --           --
Receivable from mutual funds
and portfolios for share redemptions          121          603          617          962           83            66          169
--------------------------------------------------------------------------------------------------------------------------------
Total assets                               92,922      539,524      581,086    1,107,761       67,049        62,068      143,987
================================================================================================================================

Liabilities
================================================================================================================================
Payable to American Enterprise Life for:
   Mortality and expense risk fee             110          542          553          846           76            59          151
   Issue and adminstrative
   expense charge                              11           60           64          116            7             7           18
   Contract terminations                       --           --           --           --           --            --           --
Payable to mutual funds and
portfolios for investments purchased           --           --           --        1,656           --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                             121          602          617        2,618           83            66          169
--------------------------------------------------------------------------------------------------------------------------------

Net assets applicable to
contracts in accumulation period           92,801      538,922      580,469    1,105,143       66,966        62,002      143,818
Net assets applicable to
contracts in payment period                    --           --           --           --           --            --           --
================================================================================================================================
Total net assets                         $ 92,801     $538,922     $580,469   $1,105,143      $66,966       $62,002     $143,818
================================================================================================================================
Accumulation units outstanding            101,513      587,046      633,100    1,204,445       62,967        58,205      134,957
================================================================================================================================
Net asset value per accumulation unit    $   0.91     $   0.92     $   0.92   $     0.92      $  1.06       $  1.07     $   1.07
================================================================================================================================

See accompanying notes to financial statements.



American  Enterprise  Variable Annuity Account - Well Fargo AdvantageSM  Builder
Variable Annuity
--------------------------------------------------------------------------------

Statements of Net Assets
December 31, 2000

                                                                       Segregated Asset Subaccounts
                                       -----------------------------------------------------------------------------------------
Assets                                     WGLI6        SITO2        WITO1        WITO4        WITO6         WMCV1        WMCV3
================================================================================================================================
Investments in shares of
mutual funds and portfolios:
   at cost                               $200,453     $392,083      $27,796     $525,457     $105,053       $78,962     $281,155
                                       -----------------------------------------------------------------------------------------
   at market value                       $192,148     $282,777      $20,934     $393,099     $ 74,151       $84,464     $304,211
Dividends receivable                           --           --           --           --           --            --           --
Accounts receivable from
American Enterprise Life for
contract purchase payments                  7,100           --           --        2,007           --            --        7,316
Receivable from mutual funds
and portfolios for share redemptions          185          316           27          421           72            96          337
--------------------------------------------------------------------------------------------------------------------------------
Total assets                              199,433      283,093       20,961      395,527       74,223        84,560      311,864
================================================================================================================================

Liabilities
================================================================================================================================
Payable to American Enterprise Life for:
   Mortality and expense risk fee             163          284           25          376           63            88          303
   Issue and adminstrative
   expense charge                              22           32            2           44            9             8           34
   Contract terminations                       --           --           --           --           --            --           --
Payable to mutual funds and
portfolios for investments purchased           --           --           --        1,142           --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                             185          316           27        1,562           72            96          337
--------------------------------------------------------------------------------------------------------------------------------

Net assets applicable to
contracts in accumulation period          199,248      282,777       20,934      393,965       74,151        84,464      311,527
Net assets applicable to
contracts in payment period                    --           --           --           --           --            --           --
================================================================================================================================
Total net assets                         $199,248     $282,777      $20,934     $393,965     $ 74,151       $84,464     $311,527
================================================================================================================================
Accumulation units outstanding            186,659      420,195       31,168      583,783      110,016        59,836      220,366
================================================================================================================================
Net asset value per accumulation unit    $   1.07     $   0.67      $  0.67     $   0.67     $   0.67       $  1.41     $   1.41
================================================================================================================================

See accompanying notes to financial statements.



American  Enterprise  Variable Annuity Account - Well Fargo AdvantageSM  Builder
Variable Annuity
--------------------------------------------------------------------------------

Statements of Net Assets
December 31, 2000

                                                                       Segregated Asset Subaccounts
                                       -----------------------------------------------------------------------------------------
Assets                                     WMCV4        WMCV6        PGIS1        WGIS1        WGIS3         WGIS4        PUTS1
================================================================================================================================
Investments in shares of
mutual funds and portfolios:
   at cost                               $400,319     $513,280     $301,528      $15,168     $453,557      $394,283   $1,313,998
                                       -----------------------------------------------------------------------------------------
   at market value                       $431,787     $575,086     $295,752      $15,158     $448,450      $388,958   $1,326,361
Dividends receivable                           --           --           --           --           --            --           --
Accounts receivable from
American Enterprise Life for
contract purchase payments                  3,809       11,161        9,712           --           --         2,763        9,192
Receivable from mutual funds
and portfolios for share redemptions          437          542          272           16          487           415        1,132
--------------------------------------------------------------------------------------------------------------------------------
Total assets                              436,033      586,789      305,736       15,174      448,937       392,136    1,336,685
================================================================================================================================

Liabilities
================================================================================================================================
Payable to American Enterprise Life for:
   Mortality and expense risk fee             392          477          239           15          438           373          996
   Issue and adminstrative
   expense charge                              45           65           33            1           49            43          136
   Contract terminations                       --           --           --           --           --            --           --
Payable to mutual funds and
portfolios for investments purchased        1,163           --           --           --           --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                           1,600          542          272           16          487           416        1,132
--------------------------------------------------------------------------------------------------------------------------------

Net assets applicable to
contracts in accumulation period          434,433      586,247      305,464       15,158      448,450       391,720    1,335,553
Net assets applicable to
contracts in payment period                    --           --           --           --           --            --           --
================================================================================================================================
Total net assets                         $434,433     $586,247     $305,464      $15,158     $448,450      $391,720   $1,335,553
================================================================================================================================
Accumulation units outstanding            307,185      413,776      294,918       14,910      440,456       384,560    1,109,068
================================================================================================================================
Net asset value per accumulation unit    $   1.41     $   1.42     $   1.04      $  1.02     $   1.02      $   1.02   $     1.20
================================================================================================================================

See accompanying notes to financial statements.



American  Enterprise  Variable Annuity Account - Well Fargo AdvantageSM  Builder
Variable Annuity
--------------------------------------------------------------------------------

Statements of Net Assets
December 31, 2000

                                                                       Segregated Asset Subaccounts
                                       -----------------------------------------------------------------------------------------
Assets                                     WUTS1        WUTS3        WUTS4        PIGR1        WIGR1         WIGR3        WIGR4
================================================================================================================================
Investments in shares of
mutual funds and portfolios:
   at cost                               $143,215   $1,496,365   $1,898,599   $3,009,780     $542,992    $2,066,044   $2,921,649
                                       -----------------------------------------------------------------------------------------
   at market value                       $144,885   $1,512,108   $1,914,081   $2,858,524     $530,706    $1,996,395   $2,832,080
Dividends receivable                           --           --           --           --           --            --           --
Accounts receivable from
American Enterprise Life for
contract purchase payments                     --       24,579       24,117       17,601        1,247        17,769       40,572
Receivable from mutual funds
and portfolios for share redemptions        2,917        1,617        2,006        2,703          637         2,234        4,454
--------------------------------------------------------------------------------------------------------------------------------
Total assets                              147,802    1,538,304    1,940,204    2,878,828      532,590     2,016,398    2,877,106
================================================================================================================================

Liabilities
================================================================================================================================
Payable to American Enterprise Life for:
   Mortality and expense risk fee             167        1,455        1,798        2,379          581         2,009        2,727
   Issue and adminstrative
   expense charge                              16          162          208          325           56           224          315
   Contract terminations                    2,734           --           --           --           --            --        1,412
Payable to mutual funds and
portfolios for investments purchased           --       23,051        1,466        6,284        1,247         4,410           --
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                           2,917       24,668        3,472        8,988        1,884         6,643        4,454
--------------------------------------------------------------------------------------------------------------------------------

Net assets applicable to
contracts in accumulation period          144,885    1,513,636    1,936,732    2,850,261      530,706     2,009,755    2,872,652
Net assets applicable to
contracts in payment period                    --           --           --       19,579           --            --           --
================================================================================================================================
Total net assets                         $144,885   $1,513,636   $1,936,732   $2,869,840     $530,706    $2,009,755   $2,872,652
================================================================================================================================
Accumulation units outstanding            171,364    1,785,498    2,082,905    2,473,705      708,444     2,678,425    3,826,870
================================================================================================================================
Net asset value per accumulation unit    $   0.85   $     0.85   $     0.93   $     1.15     $   0.75    $     0.75   $     0.75
================================================================================================================================

See accompanying notes to financial statements.



American  Enterprise  Variable Annuity Account - Well Fargo AdvantageSM  Builder
Variable Annuity
--------------------------------------------------------------------------------

Statements of Net Assets
December 31, 2000

                                                                       Segregated Asset Subaccounts
                                       -----------------------------------------------------------------------------------------
Assets                                     PVIS1        WVIS1        WVIS3        WVIS4        WAAL1         WAAL3        WAAL4
================================================================================================================================
Investments in shares of
mutual funds and portfolios:
   at cost                             $2,565,678     $682,705   $2,074,936   $2,721,832     $486,206    $2,069,443   $5,478,087
                                       -----------------------------------------------------------------------------------------
   at market value                     $2,202,561     $597,413   $1,848,598   $2,394,731     $468,816    $1,980,548   $5,254,304
Dividends receivable                           --           --           --           --           --            --           --
Accounts receivable from
American Enterprise Life for
contract purchase payments                 35,586           --       13,781       27,143        2,773        35,746       48,036
Receivable from mutual funds
and portfolios for share redemptions        2,149          792        2,095        9,437       12,165         2,224      199,897
--------------------------------------------------------------------------------------------------------------------------------
Total assets                            2,240,296      598,205    1,864,474    2,431,311      483,754     2,018,518    5,502,237
================================================================================================================================

Liabilities
================================================================================================================================
Payable to American Enterprise Life for:
   Mortality and expense risk fee           1,891          722        1,885        2,361          529         2,002        5,150
   Issue and adminstrative
   expense charge                             258           70          210          273           51           222          594
   Contract terminations                       --           --           --        6,803       11,584            --      194,153
Payable to mutual funds and
portfolios for investments purchased        8,272           --        6,542           --           --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                          10,421          792        8,637        9,437       12,164         2,224      199,897
--------------------------------------------------------------------------------------------------------------------------------

Net assets applicable to
contracts in accumulation period        2,214,504      597,413    1,855,837    2,421,874      471,590     2,016,294    5,302,340
Net assets applicable to
contracts in payment period                15,371           --           --           --           --            --           --
================================================================================================================================
Total net assets                       $2,229,875     $597,413   $1,855,837   $2,421,874     $471,590    $2,016,294   $5,302,340
================================================================================================================================
Accumulation units outstanding          1,798,081      813,642    2,513,300    3,254,505      479,667     2,047,638    5,333,377
================================================================================================================================
Net asset value per accumulation unit  $     1.23     $   0.73   $     0.74   $     0.74     $   0.98    $     0.98   $     0.99
================================================================================================================================

See accompanying notes to financial statements.



American  Enterprise  Variable Annuity Account - Well Fargo AdvantageSM  Builder
Variable Annuity
--------------------------------------------------------------------------------

Statements of Net Assets
December 31, 2000

                                                                       Segregated Asset Subaccounts
                                       -----------------------------------------------------------------------------------------
Assets                                     WAAL6        WCBD1        WCBD3        WCBD4        WCBD6         WEQI1        WEQI3
================================================================================================================================
Investments in shares of
mutual funds and portfolios:
   at cost                             $3,405,250      $70,694     $331,114     $655,062     $688,169      $113,035     $474,784
                                       -----------------------------------------------------------------------------------------
   at market value                     $3,272,609      $71,863     $339,380     $674,320     $709,803      $116,756     $492,112
Dividends receivable                           --          270        1,584        3,482        3,517            --           --
Accounts receivable from
American Enterprise Life for
contract purchase payments                 55,409           --          629       10,078           --            --        2,701
Receivable from mutual funds
and portfolios for share redemptions        2,997        6,864          350          750          650           140          554
--------------------------------------------------------------------------------------------------------------------------------
Total assets                            3,331,015       78,997      341,943      688,630      713,970       116,896      495,367
================================================================================================================================

Liabilities
================================================================================================================================
Payable to American Enterprise Life for:
   Mortality and expense risk fee           2,637           59          315          672          572           128          499
   Issue and adminstrative
   expense charge                             360            6           35           78           78            12           55
   Contract terminations                       --        6,799           --           --           --            --           --
Payable to mutual funds and
portfolios for investments purchased        1,021          270        1,584        3,482        3,517            --           --
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                           4,018        7,134        1,934        4,232        4,167           140          554
--------------------------------------------------------------------------------------------------------------------------------

Net assets applicable to
contracts in accumulation period        3,326,997       71,863      340,009      684,398      709,803       116,756      494,813
Net assets applicable to
contracts in payment period                    --           --           --           --           --            --           --
================================================================================================================================
Total net assets                       $3,326,997      $71,863     $340,009     $684,398     $709,803      $116,756     $494,813
================================================================================================================================
Accumulation units outstanding          3,350,562       67,804      320,732      644,425      659,539       103,851      437,005
================================================================================================================================
Net asset value per accumulation unit  $     0.99      $  1.06     $   1.06     $   1.06     $   1.08      $   1.12     $   1.13
================================================================================================================================

See accompanying notes to financial statements.



American  Enterprise  Variable Annuity Account - Well Fargo AdvantageSM  Builder
Variable Annuity
--------------------------------------------------------------------------------

Statements of Net Assets
December 31, 2000

                                                                       Segregated Asset Subaccounts
                                       -----------------------------------------------------------------------------------------
Assets                                      WEQI4        WEQI6        WEQV1        WEQV3        WEQV4         WEQV6        WGRO1
================================================================================================================================
Investments in shares of
mutual funds and portfolios:
   at cost                               $902,265     $819,099     $143,424      $56,668     $201,110       $38,678      $40,554
                                       -----------------------------------------------------------------------------------------
   at market value                       $939,750     $849,871     $147,804      $57,504     $207,928       $39,120      $36,334
Dividends receivable                           --           --           --           --           --            --           --
Accounts receivable from
American Enterprise Life for
contract purchase payments                  9,167       15,639           --           --        3,382            --           --
Receivable from mutual funds and
portfolios for share redemptions            1,043          743          179           67          227            35           46
--------------------------------------------------------------------------------------------------------------------------------
Total assets                              949,960      866,253      147,983       57,571      211,537        39,155       36,380
================================================================================================================================

Liabilities
================================================================================================================================
Payable to American Enterprise Life for:
   Mortality and expense risk fee             935          655          163           60          204            31           42
   Issue and adminstrative
   expense charge                             108           89           16            7           23             4            4
   Contract terminations                       --           --           --           --           --            --           --
Payable to mutual funds and
portfolios for investments purchased        2,609          373           --           --        3,382            --           --
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                           3,652        1,117          179           67        3,609            35           46
--------------------------------------------------------------------------------------------------------------------------------

Net assets applicable to
contracts in accumulation period          946,308      865,136      147,804       57,504      207,928        39,120       36,334
Net assets applicable to
contracts in payment period                    --           --           --           --           --            --           --
================================================================================================================================
Total net assets                         $946,308     $865,136     $147,804      $57,504     $207,928       $39,120      $36,334
================================================================================================================================
Accumulation units outstanding            834,162      764,660      136,013       52,822      190,952        35,794       41,784
================================================================================================================================
Net asset value per accumulation unit    $   1.13     $   1.13     $   1.09      $  1.09     $   1.09       $  1.09      $  0.87
================================================================================================================================

See accompanying notes to financial statements.



American  Enterprise  Variable Annuity Account - Well Fargo AdvantageSM  Builder
Variable Annuity
--------------------------------------------------------------------------------

Statements of Net Assets
December 31, 2000

                                                                       Segregated Asset Subaccounts
                                       -----------------------------------------------------------------------------------------
Assets                                     WGRO3        WGRO4        WGRO6        WIEQ1        WIEQ3         WIEQ4        WIEQ6
================================================================================================================================
Investments in shares of
mutual funds and portfolios:
   at cost                               $195,106     $379,753     $348,151       $5,697      $69,078      $ 94,611      $84,880
                                       -----------------------------------------------------------------------------------------
   at market value                       $178,223     $337,830     $296,787       $5,386      $65,824      $ 92,973      $78,208
Dividends receivable                           --           --           --           --           --            --           --
Accounts receivable from
American Enterprise Life for
contract purchase payments                 10,348       14,017          552           --           --            --           --
Receivable from mutual funds
and portfolios for share redemptions          177          331          277            7           75            97           77
--------------------------------------------------------------------------------------------------------------------------------
Total assets                              188,748      352,178      297,616        5,393       65,899        93,070       78,285
================================================================================================================================

Liabilities
================================================================================================================================
Payable to American Enterprise Life for:
   Mortality and expense risk fee             159          297          244            6           67            87           68
   Issue and adminstrative
   expense charge                              18           34           33            1            8            10            9
   Contract terminations                       --           --           --           --           --            --           --
Payable to mutual funds and
portfolios for investments purchased        9,238        1,282           --           --           --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                           9,415        1,613          277            7           75            97           77
--------------------------------------------------------------------------------------------------------------------------------

Net assets applicable to
contracts in accumulation period          179,333      350,565      297,339        5,386       65,824        92,973       78,208
Net assets applicable to
contracts in payment period                    --           --           --           --           --            --           --
================================================================================================================================
Total net assets                         $179,333     $350,565     $297,339       $5,386      $65,824      $ 92,973      $78,208
================================================================================================================================
Accumulation units outstanding            205,857      402,281      340,018        6,057       73,949       104,440       87,766
================================================================================================================================
Net asset value per accumulation unit    $   0.87     $   0.87     $   0.87       $ 0.89      $  0.89      $   0.89      $  0.89
================================================================================================================================

See accompanying notes to financial statements.



American  Enterprise  Variable Annuity Account - Well Fargo AdvantageSM  Builder
Variable Annuity
--------------------------------------------------------------------------------

Statements of Net Assets
December 31, 2000

                                                                       Segregated Asset Subaccounts
                                       -----------------------------------------------------------------------------------------
Assets                                     WLCG1        WLCG3        WLCG4        WLCG6        WMMK1         WMMK3        WMMK4
================================================================================================================================
Investments in shares of
mutual funds and portfolios:
   at cost                             $1,030,456   $4,644,907   $6,897,408   $5,859,065     $412,738    $2,097,949   $3,906,127
                                       -----------------------------------------------------------------------------------------
   at market value                     $  956,652   $4,318,090   $6,390,249   $5,368,619     $412,762    $2,098,108   $3,906,093
Dividends receivable                           --           --           --           --        2,270         8,874       17,464
Accounts receivable from
American Enterprise Life for
contract purchase payments                     --       46,624       62,333       62,633           --        53,678        1,471
Receivable from mutual funds
and portfolios for share redemptions        4,077        4,742        6,690        4,887          625         2,096       19,882
--------------------------------------------------------------------------------------------------------------------------------
Total assets                              960,729    4,369,456    6,459,272    5,436,139      415,657     2,162,756    3,944,910
================================================================================================================================

Liabilities
================================================================================================================================
Payable to American Enterprise Life for:
   Mortality and expense risk fee           1,035        4,268        5,998        4,300          570         1,886        3,595
   Issue and adminstrative
   expense charge                             100          474          692          587           55           210          415
   Contract terminations                    2,942           --           --           --           --            --       15,873
Payable to mutual funds and
portfolios for investments purchased           --        8,880        6,084        9,694        2,270         8,874       17,464
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                           4,077       13,622       12,774       14,581        2,895        10,970       37,347
--------------------------------------------------------------------------------------------------------------------------------

Net assets applicable to
contracts in accumulation period          956,652    4,355,834    6,446,498    5,421,558      412,762     2,151,786    3,907,563
Net assets applicable to
contracts in payment period                    --           --           --           --           --            --           --
================================================================================================================================
Total net assets                       $  956,652   $4,355,834   $6,446,498   $5,421,558     $412,762    $2,151,786   $3,907,563
================================================================================================================================
Accumulation units outstanding          1,011,484    4,597,998    6,802,026    5,711,124      403,545     2,106,057    3,801,457
================================================================================================================================
Net asset value per accumulation unit  $     0.95   $     0.95   $     0.95   $     0.95     $   1.02    $     1.02   $     1.03
================================================================================================================================

See accompanying notes to financial statements.



American  Enterprise  Variable Annuity Account - Well Fargo AdvantageSM  Builder
Variable Annuity
--------------------------------------------------------------------------------

Statements of Net Assets
December 31, 2000

                                                          Segregated Asset Subaccounts
                                       ----------------------------------------------------------------
                                                                                                                Combined
Assets                                     WMMK6        WSCG1        WSCG3        WSCG4        WSCG6        Variable Account
============================================================================================================================
Investments in shares of
mutual funds and portfolios:
   at cost                             $1,831,297     $385,867   $1,836,504   $1,628,110   $1,709,329          $119,965,359
                                       -------------------------------------------------------------------------------------
   at market value                     $1,831,445     $247,256   $1,228,705   $1,069,997   $1,127,935          $109,344,267
Dividends receivable                        9,415           --           --           --           --                56,445
Accounts receivable from
American Enterprise Life for
contract purchase payments                     --           --        3,796       14,123       24,035             1,010,089
Receivable from mutual funds
and portfolios for share redemptions        1,879          315        1,363        1,170        1,029               472,006
----------------------------------------------------------------------------------------------------------------------------
Total assets                            1,842,739      247,571    1,233,864    1,085,290    1,152,999           110,882,807
============================================================================================================================

Liabilities
============================================================================================================================
Payable to American Enterprise Life for:
   Mortality and expense risk fee           1,653          287        1,227        1,048          906               102,274
   Issue and adminstrative
   expense charge                             226           28          136          121          123                12,105
   Contract terminations                   51,910           --           --           --           --               792,051
Payable to mutual funds and
portfolios for investments purchased        9,415           --        1,468        3,339       10,010               234,004
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                          63,204          315        2,831        4,508       11,039             1,140,434
----------------------------------------------------------------------------------------------------------------------------

Net assets applicable to
contracts in accumulation period        1,779,535      247,256    1,231,033    1,080,782    1,141,960           109,625,167
Net assets applicable to
contracts in payment period                    --           --           --           --           --               117,206
============================================================================================================================
Total net assets                       $1,779,535     $247,256   $1,231,033   $1,080,782   $1,141,960          $109,742,373
============================================================================================================================
Accumulation units outstanding          1,716,719      445,276    2,209,079    1,922,955    2,023,753
=====================================================================================================
Net asset value per accumulation unit  $     1.04     $   0.56   $     0.56   $     0.56   $     0.56
=====================================================================================================

See accompanying notes to financial statements.



American  Enterprise  Variable Annuity Account - Well Fargo AdvantageSM  Builder
Variable Annuity
--------------------------------------------------------------------------------

Statements of Operations
Period ended December 31, 2000

                                                                       Segregated Asset Subaccounts
                                       -----------------------------------------------------------------------------------------
Investment income                           PBCA1     WBCA1(1)     WBCA3(1)     WBCA4(1)     WCAR1(1)      WCAR3(1)     WCAR4(1)
================================================================================================================================
Dividend income from
mutual funds and portfolios              $    568      $   107     $  1,873     $    875       $   30      $ 39,307     $  5,600
--------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Mortality and expense risk fee             815          233        3,193        1,604            2         1,370          217
   Administrative charge                      113           22          355          185           --           152           25
--------------------------------------------------------------------------------------------------------------------------------
Total expenses                                928          255        3,548        1,789            2         1,522          242
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net               (360)        (148)      (1,675)        (914)          28        37,785        5,358
================================================================================================================================

Realized and unrealized gain
(loss) on investments - net
================================================================================================================================
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales                     42,568          174       33,032       13,328        2,452        26,151          182
   Cost of investments sold                45,634          184       33,668       13,344        2,484        28,322          193
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
on investments                             (3,066)         (10)        (636)         (16)         (32)       (2,171)         (11)
Net change in unrealized
appreciation or depreciation
of investments                            (20,764)      (5,181)     (74,135)     (33,262)         (66)      (84,002)     (10,626)
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments            (23,830)      (5,191)     (74,771)     (33,278)         (98)      (86,173)     (10,637)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                          $(24,190)     $(5,339)    $(76,446)    $(34,192)      $  (70)     $(48,388)    $ (5,279)
================================================================================================================================

(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American  Enterprise  Variable Annuity Account - Well Fargo AdvantageSM  Builder
Variable Annuity
--------------------------------------------------------------------------------

Statements of Operations
Period ended December 31, 2000

                                                                       Segregated Asset Subaccounts
                                       -----------------------------------------------------------------------------------------
Investment income                        WCAR6(1)        PDEI1     WDEI1(1)     WDEI3(1)     WDEI4(1)         PEXI1     WEXI1(1)
================================================================================================================================
Dividend income from
mutual funds and portfolios              $  7,707       $  328       $   45       $  171       $   96      $ 11,351        $ 181
--------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Mortality and expense risk fee             225          343          120          211          155         1,169           26
   Administrative charge                       30           46           11           23           18           160            2
--------------------------------------------------------------------------------------------------------------------------------
Total expenses                                255          389          131          234          173         1,329           28
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net              7,452          (61)         (86)         (63)         (77)       10,022          153
================================================================================================================================

Realized and unrealized gain
(loss) on investments - net
================================================================================================================================
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales                      1,810          856        6,990        1,982          101         1,670           19
   Cost of investments sold                 2,022          807        7,084        2,046          102         1,753           20
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
on investments                               (212)          49          (94)         (64)          (1)          (83)          (1)
Net change in unrealized
appreciation or depreciation
of investments                            (16,497)       8,446        1,117        2,128        1,410       (28,381)        (632)
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments            (16,709)       8,495        1,023        2,064        1,409       (28,464)        (633)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                          $ (9,257)      $8,434       $  937       $2,001       $1,332      $(18,442)       $(480)
================================================================================================================================

(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American  Enterprise  Variable Annuity Account - Well Fargo AdvantageSM  Builder
Variable Annuity
--------------------------------------------------------------------------------

Statements of Operations
Period ended December 31, 2000

                                                                       Segregated Asset Subaccounts
                                       -----------------------------------------------------------------------------------------
Investment income                        WEXI3(1)     WEXI4(1)     WFDI1(1)     WFDI3(1)     WFDI4(1)      WFDI6(1)        PNDM1
================================================================================================================================
Dividend income from
mutual funds and portfolios              $  9,527     $  7,079         $464       $3,215      $ 6,001        $3,028    $ 123,667
--------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Mortality and expense risk fee           1,222          868          126          762        1,367           586        6,020
   Administrative charge                      136          100           13           85          158            80          821
--------------------------------------------------------------------------------------------------------------------------------
Total expenses                              1,358          968          139          847        1,525           666        6,841
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net              8,169        6,111          325        2,368        4,476         2,362      116,826
================================================================================================================================

Realized and unrealized gain
(loss) on investments - net
================================================================================================================================
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales                      7,120        1,613          106          724        2,010         2,809      152,440
   Cost of investments sold                 7,413        1,688          105          719        1,996         2,801      159,697
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
on investments                               (293)         (75)           1            5           14             8       (7,257)
Net change in unrealized
appreciation or depreciation
of investments                            (28,207)     (19,073)         513        4,910        7,018         3,906     (341,143)
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments            (28,500)     (19,148)         514        4,915        7,032         3,914     (348,400)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                          $(20,331)    $(13,037)        $839       $7,283      $11,508        $6,276    $(231,574)
================================================================================================================================

(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American  Enterprise  Variable Annuity Account - Well Fargo AdvantageSM  Builder
Variable Annuity
--------------------------------------------------------------------------------

Statements of Operations
Period ended December 31, 2000

                                                                       Segregated Asset Subaccounts
                                       -----------------------------------------------------------------------------------------
Investment income                        WNDM1(1)     WNDM3(1)     WNDM4(1)        PSCA1     WSCA1(1)      WSCA3(1)     WSCA4(1)
================================================================================================================================
Dividend income from
mutual funds and portfolios              $ 10,355    $ 113,407     $ 46,003      $ 2,571      $   829        $4,388       $1,981
--------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Mortality and expense risk fee             677        6,601        3,040          422          111           360          246
   Administrative charge                       65          734          351           61           11            40           28
--------------------------------------------------------------------------------------------------------------------------------
Total expenses                                742        7,335        3,391          483          122           400          274
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net              9,613      106,072       42,612        2,088          707         3,988        1,707
================================================================================================================================

Realized and unrealized gain
(loss) on investments - net
================================================================================================================================
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales                     12,939      243,885       27,081          989        3,564         8,588        1,497
   Cost of investments sold                12,613      258,686       27,955        1,032        3,882         8,998        1,576
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
on investments                                326      (14,801)        (874)         (43)        (318)         (410)         (79)
Net change in unrealized
appreciation or depreciation
of investments                            (28,117)    (281,651)    (121,551)      (4,317)      (1,489)       (1,640)      (2,389)
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments            (27,791)    (296,452)    (122,425)      (4,360)      (1,807)       (2,050)      (2,468)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                          $(18,178)   $(190,380)    $(79,813)     $(2,272)     $(1,100)       $1,938       $ (761)
================================================================================================================================

(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American  Enterprise  Variable Annuity Account - Well Fargo AdvantageSM  Builder
Variable Annuity
--------------------------------------------------------------------------------

Statements of Operations
Period ended December 31, 2000

                                                                       Segregated Asset Subaccounts
                                       -----------------------------------------------------------------------------------------
Investment income                           PCAP1     WCAP1(1)     WCAP3(1)     WCAP4(1)        PVAL1      WVAL1(1)     WVAL3(1)
================================================================================================================================
Dividend income from
mutual funds and portfolios             $  29,163     $  4,000    $ 130,071    $  48,499    $ 189,972     $  36,572    $ 212,836
--------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Mortality and expense risk fee           3,878          886       17,601        7,059       15,016         3,498       19,534
   Administrative charge                      529           86        1,956          815        2,049           339        2,171
--------------------------------------------------------------------------------------------------------------------------------
Total expenses                              4,407          972       19,557        7,874       17,065         3,837       21,705
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net             24,756        3,028      110,514       40,625      172,907        32,735      191,131
================================================================================================================================

Realized and unrealized gain
(loss) on investments - net
================================================================================================================================
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales                     90,032        2,857      747,414       10,534      200,786        31,803      144,709
   Cost of investments sold                90,030        3,346      822,390       10,647      183,319        33,275      158,448
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
on investments                                  2         (489)     (74,976)        (113)      17,467        (1,472)     (13,739)
Net change in unrealized
appreciation or depreciation
of investments                           (231,649)     (34,849)    (911,049)    (355,991)    (684,808)     (110,552)    (675,895)
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments           (231,647)     (35,338)    (986,025)    (356,104)    (667,341)     (112,024)    (689,634)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                         $(206,891)    $(32,310)   $(875,511)   $(315,479)   $(494,434)    $ (79,289)   $(498,503)
================================================================================================================================

(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American  Enterprise  Variable Annuity Account - Well Fargo AdvantageSM  Builder
Variable Annuity
--------------------------------------------------------------------------------

Statements of Operations
Period ended December 31, 2000

                                                                       Segregated Asset Subaccounts
                                       -----------------------------------------------------------------------------------------
Investment income                        WVAL4(1)     WSRG1(1)     WSRG3(1)     WSRG4(1)     WSRG6(1)      WISE1(1)     WISE3(1)
================================================================================================================================
Dividend income from
mutual funds and portfolios             $ 172,141     $  2,640     $  2,514     $  7,040     $  3,219        $3,536       $2,283
--------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Mortality and expense risk fee          17,284        1,154        1,177        3,533        1,276           360          314
   Administrative charge                    1,995          112          131          408          174            35           35
--------------------------------------------------------------------------------------------------------------------------------
Total expenses                             19,279        1,266        1,308        3,941        1,450           395          349
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net            152,862        1,374        1,206        3,099        1,769         3,141        1,934
================================================================================================================================

Realized and unrealized gain
(loss) on investments - net
================================================================================================================================
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales                    146,061        1,723        3,043        8,692       35,437         3,752          944
   Cost of investments sold               147,851        1,809        3,152        9,032       37,358         3,663          923
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
on investments                             (1,790)         (86)        (109)        (340)      (1,921)           89           21
Net change in unrealized
appreciation or depreciation
of investments                           (593,651)     (31,617)     (38,571)     (96,248)     (49,721)        3,661        3,036
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments           (595,441)     (31,703)     (38,680)     (96,588)     (51,642)        3,750        3,057
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                         $(442,579)    $(30,329)    $(37,474)    $(93,489)    $(49,873)       $6,891       $4,991
================================================================================================================================

(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American  Enterprise  Variable Annuity Account - Well Fargo AdvantageSM  Builder
Variable Annuity
--------------------------------------------------------------------------------

Statements of Operations
Period ended December 31, 2000

                                                                       Segregated Asset Subaccounts
                                       -----------------------------------------------------------------------------------------
Investment income                        WISE4(1)     WISE6(1)     WRES1(1)     WRES3(1)     WRES4(1)      WRES6(1)        PSMC1
================================================================================================================================
Dividend income from
mutual funds and portfolios               $ 6,321       $4,066         $ --       $   --       $   --       $   111    $     363
--------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Mortality and expense risk fee           1,135          445            9           36          258           764        3,270
   Administrative charge                      131           61            1            4           30           104          446
--------------------------------------------------------------------------------------------------------------------------------
Total expenses                              1,266          506           10           40          288           868        3,716
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net              5,055        3,560          (10)         (40)        (288)         (757)      (3,353)
================================================================================================================================

Realized and unrealized gain
(loss) on investments - net
================================================================================================================================
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales                      8,421        1,082           11            7        3,588         1,338       33,635
   Cost of investments sold                 8,262        1,121           10            7        3,524         1,295       34,702
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
on investments                                159          (39)           1           --           64            43       (1,067)
Net change in unrealized
appreciation or depreciation
of investments                             11,152        5,736          347        1,810        3,565        13,407     (173,780)
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments             11,311        5,697          348        1,810        3,629        13,450     (174,847)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                           $16,366       $9,257         $338       $1,770       $3,341       $12,693    $(178,200)
================================================================================================================================

(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.




American  Enterprise  Variable Annuity Account - Well Fargo AdvantageSM  Builder
Variable Annuity
--------------------------------------------------------------------------------

Statements of Operations
Period ended December 31, 2000

                                                                       Segregated Asset Subaccounts
                                       -----------------------------------------------------------------------------------------
Investment income                        WSMC1(1)     WSMC3(1)     WSMC4(1)     WMSS1(1)     WMSS3(1)      WMSS4(1)     WMSS6(1)
================================================================================================================================
Dividend income from
mutual funds and portfolios               $    --     $     --    $     764         $ --       $   --        $   --       $   49
--------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Mortality and expense risk fee             173        1,680        3,437           29           81           538          197
   Administrative charge                       17          187          397            3            9            62           27
--------------------------------------------------------------------------------------------------------------------------------
Total expenses                                190        1,867        3,834           32           90           600          224
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net               (190)      (1,867)      (3,070)         (32)         (90)         (600)        (175)
================================================================================================================================

Realized and unrealized gain
(loss) on investments - net
================================================================================================================================
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales                        589       37,762       21,858           31          296           600          810
   Cost of investments sold                   676       38,336       25,467           30          287           577          782
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
on investments                                (87)        (574)      (3,609)           1            9            23           28
Net change in unrealized
appreciation or depreciation
of investments                             (6,457)     (61,599)    (148,124)         408        2,189         8,217        3,515
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments             (6,544)     (62,173)    (151,733)         409        2,198         8,240        3,543
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                           $(6,734)    $(64,040)   $(154,803)        $377       $2,108        $7,640       $3,368
================================================================================================================================

(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American  Enterprise  Variable Annuity Account - Well Fargo AdvantageSM  Builder
Variable Annuity
--------------------------------------------------------------------------------

Statements of Operations
Period ended December 31, 2000

                                                                       Segregated Asset Subaccounts
                                       -----------------------------------------------------------------------------------------
Investment income                        WUSE1(1)     WUSE3(1)     WUSE4(1)     WUSE6(1)     WGLI1(1)      WGLI3(1)     WGLI4(1)
================================================================================================================================
Dividend income from
mutual funds and portfolios               $ 1,104     $  6,426     $  6,781     $ 12,072       $5,967        $5,604      $13,386
--------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Mortality and expense risk fee             482        1,892        2,903        3,655          298           174          786
   Administrative charge                       47          210          335          499           29            19           91
--------------------------------------------------------------------------------------------------------------------------------
Total expenses                                529        2,102        3,238        4,154          327           193          877
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                575        4,324        3,543        7,918        5,640         5,411       12,509
================================================================================================================================

Realized and unrealized gain
(loss) on investments - net
================================================================================================================================
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales                        781       16,571       61,482        3,945        6,048         1,366        5,302
   Cost of investments sold                   812       17,801       62,845        4,038        5,900         1,353        5,497
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
on investments                                (31)      (1,230)      (1,363)         (93)         148            13         (195)
Net change in unrealized
appreciation or depreciation
of investments                             (9,522)     (47,492)     (49,476)     (97,710)      (3,637)       (3,735)      (6,397)
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments             (9,553)     (48,722)     (50,839)     (97,803)      (3,489)       (3,722)      (6,592)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                           $(8,978)    $(44,398)    $(47,296)    $(89,885)      $2,151        $1,689      $ 5,917
================================================================================================================================

(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American  Enterprise  Variable Annuity Account - Well Fargo AdvantageSM  Builder
Variable Annuity
--------------------------------------------------------------------------------

Statements of Operations
Period ended December 31, 2000

                                                                       Segregated Asset Subaccounts
                                       -----------------------------------------------------------------------------------------
Investment income                        WGLI6(1)     SITO2(2)     WITO1(2)     WITO4(2)     WITO6(2)      WMCV1(1)     WMCV3(1)
================================================================================================================================
Dividend income from
mutual funds and portfolios               $17,310    $      --      $    --    $      --     $     --        $2,578      $ 9,388
--------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Mortality and expense risk fee             843        1,266           76        1,789          307           206          893
   Administrative charge                      115          141            7          206           42            20           99
--------------------------------------------------------------------------------------------------------------------------------
Total expenses                                958        1,407           83        1,995          349           226          992
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net             16,352       (1,407)         (83)      (1,995)        (349)        2,352        8,396
================================================================================================================================

Realized and unrealized gain
(loss) on investments - net
================================================================================================================================
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales                      1,613       13,734          425       14,555        1,908         9,056        2,496
   Cost of investments sold                 1,607       14,568          493       16,566        2,103         8,832        2,408
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
on investments                                  6         (834)         (68)      (2,011)        (195)          224           88
Net change in unrealized
appreciation or depreciation
of investments                             (8,305)    (109,306)      (6,862)    (132,358)     (30,902)        5,502       23,056
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments             (8,299)    (110,140)      (6,930)    (134,369)     (31,097)        5,726       23,144
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                           $ 8,053    $(111,547)     $(7,013)   $(136,364)    $(31,446)       $8,078      $31,540
================================================================================================================================

(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.




American  Enterprise  Variable Annuity Account - Well Fargo AdvantageSM  Builder
Variable Annuity
--------------------------------------------------------------------------------

Statements of Operations
Period ended December 31, 2000

                                                                       Segregated Asset Subaccounts
                                       -----------------------------------------------------------------------------------------
Investment income                        WMCV4(1)     WMCV6(1)        PGIS1     WGIS1(1)     WGIS3(1)      WGIS4(1)        PUTS1
================================================================================================================================
Dividend income from
mutual funds and portfolios               $12,596      $17,614      $    15         $ --      $    --       $    --     $     96
--------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Mortality and expense risk fee           1,124        2,130        1,007           19        1,383         1,635        3,607
   Administrative charge                      130          291          137            2          154           189          492
--------------------------------------------------------------------------------------------------------------------------------
Total expenses                              1,254        2,421        1,144           21        1,537         1,824        4,099
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net             11,342       15,193       (1,129)         (21)      (1,537)       (1,824)      (4,003)
================================================================================================================================

Realized and unrealized gain
(loss) on investments - net
================================================================================================================================
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales                     52,990       39,187       29,087           21       10,480        20,136      199,049
   Cost of investments sold                51,016       36,588       28,784           21       10,487        20,395      200,008
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
on investments                              1,974        2,599          303           --           (7)         (259)        (959)
Net change in unrealized
appreciation or depreciation
of investments                             31,468       61,806       (5,790)         (10)      (5,107)       (5,325)      12,332
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments             33,442       64,405       (5,487)         (10)      (5,114)       (5,584)      11,373
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                           $44,784      $79,598      $(6,616)        $(31)     $(6,651)      $(7,408)    $  7,370
================================================================================================================================

(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.




American  Enterprise  Variable Annuity Account - Well Fargo AdvantageSM  Builder
Variable Annuity
--------------------------------------------------------------------------------

Statements of Operations
Period ended December 31, 2000

                                                                       Segregated Asset Subaccounts
                                       -----------------------------------------------------------------------------------------
Investment income                        WUTS1(1)     WUTS3(1)     WUTS4(1)        PIGR1     WIGR1(1)      WIGR3(1)     WIGR4(1)
================================================================================================================================
Dividend income from
mutual funds and portfolios               $    --      $    --       $1,759    $     115     $     --      $     --    $      --
--------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Mortality and expense risk fee             747        4,520        6,595       10,022        2,099         7,811       10,595
   Administrative charge                       72          502          761        1,367          203           868        1,223
--------------------------------------------------------------------------------------------------------------------------------
Total expenses                                819        5,022        7,356       11,389        2,302         8,679       11,818
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net               (819)      (5,022)      (5,597)     (11,274)      (2,302)       (8,679)     (11,818)
================================================================================================================================

Realized and unrealized gain
(loss) on investments - net
================================================================================================================================
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales                     28,674       48,669       49,272       26,054       32,655        15,321       16,902
   Cost of investments sold                28,007       48,043       49,630       28,527       34,268        15,783       17,048
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
on investments                                667          626         (358)      (2,473)      (1,613)         (462)        (146)
Net change in unrealized
appreciation or depreciation
of investments                              1,670       15,743       15,482     (151,320)     (12,286)      (69,649)     (89,569)
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments              2,337       16,369       15,124     (153,793)     (13,899)      (70,111)     (89,715)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                           $ 1,518      $11,347       $9,527    $(165,067)    $(16,201)     $(78,790)   $(101,533)
================================================================================================================================

(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American  Enterprise  Variable Annuity Account - Well Fargo AdvantageSM  Builder
Variable Annuity
--------------------------------------------------------------------------------

Statements of Operations
Period ended December 31, 2000

                                                                       Segregated Asset Subaccounts
                                       -----------------------------------------------------------------------------------------
Investment income                           PVIS1     WVIS1(1)     WVIS3(1)     WVIS4(1)     WAAL1(1)      WAAL3(1)     WAAL4(1)
================================================================================================================================
Dividend income from
mutual funds and portfolios             $      12     $     --    $      --    $      --     $  7,935      $ 32,625    $  92,483
--------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Mortality and expense risk fee           7,488        2,140        6,413        8,718        1,840         7,442       19,461
   Administrative charge                    1,022          207          713        1,006          178           827        2,246
--------------------------------------------------------------------------------------------------------------------------------
Total expenses                              8,510        2,347        7,126        9,724        2,018         8,269       21,707
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net             (8,498)      (2,347)      (7,126)      (9,724)       5,917        24,356       70,776
================================================================================================================================

Realized and unrealized gain
(loss) on investments - net
================================================================================================================================
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales                    130,203       32,583       15,448       29,846       59,315        64,290      429,583
   Cost of investments sold               138,798       32,386       14,530       34,047       60,590        67,216      439,860
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
on investments                            (8,595)          197          918       (4,201)      (1,275)       (2,926)     (10,277)
Net change in unrealized
appreciation or depreciation
of investments                           (363,162)     (85,292)    (226,338)    (327,101)     (17,390)      (88,895)    (223,783)
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments           (371,757)     (85,095)    (225,420)    (331,302)     (18,665)      (91,821)    (234,060)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                         $(380,255)    $(87,442)   $(232,546)   $(341,026)    $(12,748)     $(67,465)   $(163,284)
================================================================================================================================

(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.




American  Enterprise  Variable Annuity Account - Well Fargo AdvantageSM  Builder
Variable Annuity
--------------------------------------------------------------------------------

Statements of Operations
Period ended December 31, 2000

                                                                       Segregated Asset Subaccounts
                                       -----------------------------------------------------------------------------------------
Investment income                        WAAL6(1)     WCBD1(1)     WCBD3(1)     WCBD4(1)     WCBD6(1)      WEQI1(1)     WEQI3(1)
================================================================================================================================
Dividend income from
mutual funds and portfolios             $  45,213       $  911      $ 4,526      $13,747      $16,787        $1,128     $  5,853
--------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Mortality and expense risk fee           9,344          215          938        2,763        2,856           453        2,067
   Administrative charge                    1,275           21          104          319          390            44          230
--------------------------------------------------------------------------------------------------------------------------------
Total expenses                             10,619          236        1,042        3,082        3,246           497        2,297
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net             34,594          675        3,484       10,665       13,541           631        3,556
================================================================================================================================

Realized and unrealized gain
(loss) on investments - net
================================================================================================================================
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales                     17,610        6,594       15,664       27,168       19,371         1,108      112,410
   Cost of investments sold                17,910        6,487       15,533       26,885       19,198         1,101      113,337
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
on investments                               (300)         107          131          283          173             7         (927)
Net change in unrealized
appreciation or depreciation
of investments                           (132,641)       1,169        8,266       19,258       21,634         3,721       17,328
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments           (132,941)       1,276        8,397       19,541       21,807         3,728       16,401
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                         $ (98,347)      $1,951      $11,881      $30,206      $35,348        $4,359     $ 19,957
================================================================================================================================

(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.




American  Enterprise  Variable Annuity Account - Well Fargo AdvantageSM  Builder
Variable Annuity
--------------------------------------------------------------------------------

Statements of Operations
Period ended December 31, 2000

                                                                        Segregated Asset Subaccounts
                                       -----------------------------------------------------------------------------------------
Investment income                        WEQI4(1)     WEQI6(1)     WEQV1(1)     WEQV3(1)     WEQV4(1)      WEQV6(1)     WGRO1(1)
================================================================================================================================
Dividend income from
mutual funds and portfolios               $13,144      $ 8,610       $  214         $150      $   465          $ 76      $   482
--------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Mortality and expense risk fee           4,357        2,474          330          260          890           102          113
   Administrative charge                      503          338           32           29          103            14           11
--------------------------------------------------------------------------------------------------------------------------------
Total expenses                              4,860        2,812          362          289          993           116          124
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net              8,284        5,798         (148)        (139)        (528)          (40)         358
================================================================================================================================

Realized and unrealized gain
(loss) on investments - net
================================================================================================================================
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales                     48,731       29,599        7,846          289       13,954           961          450
   Cost of investments sold                48,153       29,722        7,916          288       13,747           920          484
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
on investments                                578         (123)         (70)           1          207            41          (34)
Net change in unrealized
appreciation or depreciation
of investments                             37,485       30,772        4,380          836        6,818           442       (4,220)
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments             38,063       30,649        4,310          837        7,025           483       (4,254)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                           $46,347      $36,447       $4,162         $698      $ 6,497          $443      $(3,896)
================================================================================================================================

(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.




American  Enterprise  Variable Annuity Account - Well Fargo AdvantageSM  Builder
Variable Annuity
--------------------------------------------------------------------------------

Statements of Operations
Period ended December 31, 2000

                                                                       Segregated Asset Subaccounts
                                       -----------------------------------------------------------------------------------------
Investment income                        WGRO3(1)     WGRO4(1)     WGRO6(1)     WIEQ1(2)     WIEQ3(2)      WIEQ4(2)     WIEQ6(2)
================================================================================================================================
Dividend income from
mutual funds and portfolios              $  2,469     $  8,757     $  8,115        $  15      $   186       $   252      $   220
--------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Mortality and expense risk fee             496        1,145        1,026           24          250           233          284
   Administrative charge                       55          132          140            2           28            27           39
--------------------------------------------------------------------------------------------------------------------------------
Total expenses                                551        1,277        1,166           26          278           260          323
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net              1,918        7,480        6,949          (11)         (92)           (8)        (103)
================================================================================================================================

Realized and unrealized gain
(loss) on investments - net
================================================================================================================================
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales                     28,755        1,303       19,576           27          278         9,217          323
   Cost of investments sold                31,132        1,445       21,751           28          291         9,474          348
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
on investments                             (2,377)        (142)      (2,175)          (1)         (13)         (257)         (25)
Net change in unrealized
appreciation or depreciation
of investments                            (16,883)     (41,923)     (51,364)        (311)      (3,254)       (1,638)      (6,672)
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments            (19,260)     (42,065)     (53,539)        (312)      (3,267)       (1,895)      (6,697)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                          $(17,342)    $(34,585)    $(46,590)       $(323)     $(3,359)      $(1,903)     $(6,800)
================================================================================================================================

(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For the period July 3, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.




American  Enterprise  Variable Annuity Account - Well Fargo AdvantageSM  Builder
Variable Annuity
--------------------------------------------------------------------------------

Statements of Operations
Period ended December 31, 2000

                                                                       Segregated Asset Subaccounts
                                       -----------------------------------------------------------------------------------------
Investment income                        WLCG1(1)     WLCG3(1)     WLCG4(1)     WLCG6(1)     WMMK1(1)      WMMK3(1)     WMMK4(1)
================================================================================================================================
Dividend income from
mutual funds and portfolios              $     --    $      --    $      --    $      --     $  6,299      $ 33,080   $   89,723
--------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Mortality and expense risk fee           3,983       16,049       24,905       18,453        1,649         7,523       19,959
   Administrative charge                      386        1,784        2,875        2,518          160           836        2,304
--------------------------------------------------------------------------------------------------------------------------------
Total expenses                              4,369       17,833       27,780       20,971        1,809         8,359       22,263
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net             (4,369)     (17,833)     (27,780)     (20,971)       4,490        24,721       67,460
================================================================================================================================

Realized and unrealized gain
(loss) on investments - net
================================================================================================================================
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales                     79,823       11,766       33,842       61,509      181,460       678,873    1,698,256
   Cost of investments sold                80,364       11,850       34,816       61,509      181,449       678,847    1,697,341
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
on investments                               (541)         (84)        (974)          --           11            26          915
Net change in unrealized
appreciation or depreciation
of investments                            (73,804)    (326,817)    (507,159)    (490,446)          24           159          (34)
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments            (74,345)    (326,901)    (508,133)    (490,446)          35           185          881
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                          $(78,714)   $(344,734)   $(535,913)   $(511,417)    $  4,525      $ 24,906   $   68,341
================================================================================================================================

(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.




American  Enterprise  Variable Annuity Account - Well Fargo AdvantageSM  Builder
Variable Annuity
--------------------------------------------------------------------------------

Statements of Operations
Period ended December 31, 2000

                                                         Segregated Asset Subaccounts
                                       ----------------------------------------------------------------
                                                                                                                  Combined
Investment income                        WMMK6(1)     WSCG1(1)     WSCG3(1)     WSCG4(1)     WSCG6(1)         Variable Account
================================================================================================================================
Dividend income from
mutual funds and portfolios            $   30,620    $  62,789    $ 316,099    $ 274,949    $ 277,598          $  2,725,257
--------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Mortality and expense risk fee           5,684        1,151        4,353        5,122        4,127               402,657
   Administrative charge                      775          111          484          591          563                47,812
--------------------------------------------------------------------------------------------------------------------------------
Total expenses                              6,459        1,262        4,837        5,713        4,690               450,469
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net             24,161       61,527      311,262      269,236      272,908             2,274,788
================================================================================================================================

Realized and unrealized gain
(loss) on investments - net
================================================================================================================================
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales                  1,168,452        9,460       36,812       41,246       20,739             7,987,014
   Cost of investments sold             1,168,364       12,022       33,823       42,589       23,389             8,140,511
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
on investments                                 88       (2,562)       2,989       (1,343)      (2,650)             (153,497)
Net change in unrealized
appreciation or depreciation
of investments                                148     (138,611)    (607,799)    (558,113)    (581,394)          (10,621,496)
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                236     (141,173)    (604,810)    (559,456)    (584,044)          (10,774,993)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                        $   24,397    $ (79,646)   $(293,548)   $(290,220)   $(311,136)         $ (8,500,205)
================================================================================================================================

(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.




American  Enterprise  Variable Annuity Account - Well Fargo AdvantageSM  Builder
Variable Annuity
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                       Segregated Asset Subaccounts
                                       -----------------------------------------------------------------------------------------
Operations                                  PBCA1     WBCA1(1)     WBCA3(1)     WBCA4(1)     WCAR1(1)      WCAR3(1)     WCAR4(1)
================================================================================================================================
Investment income (loss) - net           $   (360)     $  (148)    $ (1,675)    $   (914)        $ 28      $ 37,785      $ 5,358
Net realized gain (loss)
on investments                             (3,066)         (10)        (636)         (16)         (32)       (2,171)         (11)
Net change in unrealized
appreciation or depreciation
of investments                            (20,764)      (5,181)     (74,135)     (33,262)         (66)      (84,002)     (10,626)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                           (24,190)      (5,339)     (76,446)     (34,192)         (70)      (48,388)      (5,279)
================================================================================================================================

Contract transactions
================================================================================================================================
Contract purchase payments                197,571       36,737      769,145      295,454          335       170,164       71,902
Net transfers(2)                           26,097       42,263       41,107      111,045           --       279,623       15,712
Annuity payments                               --           --           --           --           --            --           --
Contract terminations:
   Surrender benefits and
   contract charges                        (7,542)          --      (13,514)      (1,406)          --        (4,986)          --
   Death benefits                              --           --           --           --           --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
contract transactions                     216,126       79,000      796,738      405,093          335       444,801       87,614
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               282           --           --           --           --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $192,218      $73,661     $720,292     $370,901         $265      $396,413      $82,335
================================================================================================================================

Accumulation unit activity
================================================================================================================================
Units outstanding at
beginning of year                             259           --           --           --           --            --           --
Contract purchase payments                182,088       35,484      756,398      289,361          319       177,703       81,995
Net transfers(2)                           25,700       45,346       46,995      118,348           --       306,851       17,357
Contract terminations:
   Surrender benefits and
   contract charges                        (7,856)          --      (13,925)      (1,545)          --        (6,007)          --
   Death benefits                              --           --           --           --           --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
end of year                               200,191       80,830      789,468      406,164          319       478,547       99,352
================================================================================================================================

(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes  transfer  activity from (to) other  subacounts  and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.




American  Enterprise  Variable Annuity Account - Well Fargo AdvantageSM  Builder
Variable Annuity
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                       Segregated Asset Subaccounts
                                       -----------------------------------------------------------------------------------------
Operations                               WCAR6(1)        PDEI1     WDEI1(1)     WDEI3(1)     WDEI4(1)         PEXI1     WEXI1(1)
================================================================================================================================
Investment income (loss) - net            $ 7,452     $    (61)     $   (86)     $   (63)     $   (77)     $ 10,022       $  153
Net realized gain (loss)
on investments                               (212)          49          (94)         (64)          (1)          (83)          (1)
Net change in unrealized
appreciation or depreciation
of investments                            (16,497)       8,446        1,117        2,128        1,410       (28,381)        (632)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                            (9,257)       8,434          937        2,001        1,332       (18,442)        (480)
================================================================================================================================

Contract transactions
================================================================================================================================
Contract purchase payments                 27,310       14,575       13,234       18,771       59,080       252,469        7,296
Net transfers(2)                           69,982      220,913       28,647       50,526        7,429        22,973          133
Annuity payments                               --           --           --           --           --            --           --
Contract terminations:
   Surrender benefits and
   contract charges                        (1,310)        (329)          --           --           --          (294)          --
   Death benefits                              --           --           --           --           --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
contract transactions                      95,982      235,159       41,881       69,297       66,509       275,148        7,429
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                --          267           --           --           --           267           --
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                 $86,725     $243,860      $42,818      $71,298      $67,841      $256,973       $6,949
================================================================================================================================

Accumulation unit activity
================================================================================================================================
Units outstanding at
beginning of year                              --          262           --           --           --           259           --
Contract purchase payments                 27,931       14,864       12,321       17,292       55,725       254,701        7,798
Net transfers(2)                           78,092      229,295       27,413       48,741        7,102        23,793          152
Contract terminations:
   Surrender benefits and
   contract charges                        (1,545)        (337)          --           --           --          (293)          --
   Death benefits                              --           --           --           --           --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
end of year                               104,478      244,084       39,734       66,033       62,827       278,460        7,950
================================================================================================================================

(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes  transfer  activity from (to) other  subacounts  and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.




American  Enterprise  Variable Annuity Account - Well Fargo AdvantageSM  Builder
Variable Annuity
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                       Segregated Asset Subaccounts
                                       -----------------------------------------------------------------------------------------
Operations                               WEXI3(1)     WEXI4(1)     WFDI1(1)     WFDI3(1)     WFDI4(1)      WFDI6(1)        PNDM1
================================================================================================================================
Investment income (loss) - net           $  8,169     $  6,111      $   325     $  2,368     $  4,476      $  2,362   $  116,826
Net realized gain (loss)
on investments                               (293)         (75)           1            5           14             8       (7,257)
Net change in unrealized
appreciation or depreciation
of investments                            (28,207)     (19,073)         513        4,910        7,018         3,906     (341,143)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                           (20,331)     (13,037)         839        7,283       11,508         6,276     (231,574)
================================================================================================================================

Contract transactions
================================================================================================================================
Contract purchase payments                277,965      142,163       67,613      249,431      195,287       116,246    1,244,404
Net transfers(2)                           13,650       61,827           --       29,750      139,816        74,083    1,073,929
Annuity payments                               --           --           --           --           --            --      (10,499)
Contract terminations:
   Surrender benefits and
   contract charges                        (2,375)        (858)          --         (506)      (1,326)       (1,760)      (7,102)
   Death benefits                              --           --           --           --           --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
contract transactions                     289,240      203,132       67,613      278,675      333,777       188,569    2,300,732
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                --           --           --           --           --            --          296
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $268,909     $190,095      $68,452     $285,958     $345,285      $194,845   $2,069,454
================================================================================================================================

Accumulation unit activity
================================================================================================================================
Units outstanding at
beginning of year                              --           --           --           --           --            --          257
Contract purchase payments                297,468      150,594       65,132      243,999      192,870       113,157      975,578
Net transfers(2)                           14,891       67,272           --       28,773      136,256        71,531      967,900
Contract terminations:
   Surrender benefits and
   contract charges                        (2,672)        (929)          --         (487)      (1,296)       (1,708)      (6,895)
   Death benefits                              --           --           --           --           --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
end of year                               309,687      216,937       65,132      272,285      327,830       182,980    1,936,840
================================================================================================================================

(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes  transfer  activity from (to) other  subacounts  and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.




American  Enterprise  Variable Annuity Account - Well Fargo AdvantageSM  Builder
Variable Annuity
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                       Segregated Asset Subaccounts
                                       -----------------------------------------------------------------------------------------
Operations                               WNDM1(1)     WNDM3(1)     WNDM4(1)        PSCA1     WSCA1(1)      WSCA3(1)     WSCA4(1)
================================================================================================================================
Investment income (loss) - net           $  9,613   $  106,072      $42,612      $ 2,088      $   707      $  3,988      $ 1,707
Net realized gain (loss)
on investments                                326      (14,801)        (874)         (43)        (318)         (410)         (79)
Net change in unrealized
appreciation or depreciation
of investments                            (28,117)    (281,651)    (121,551)      (4,317)      (1,489)       (1,640)      (2,389)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                           (18,178)    (190,380)     (79,813)      (2,272)      (1,100)         1,938        (761)
================================================================================================================================

Contract transactions
================================================================================================================================
Contract purchase payments                 98,338    1,621,877      378,492       93,659       24,179       136,222       34,040
Net transfers(2)                           90,857      420,630      450,619        5,579       11,375        17,256       39,319
Annuity payments                               --           --           --           --           --            --           --
Contract terminations:
   Surrender benefits and
   contract charges                          (888)     (17,803)      (1,529)        (295)          --         (223)           --
   Death benefits                              --           --           --           --           --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
contract transactions                     188,307    2,024,704      827,582       98,943       35,554       153,255       73,359
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                --           --           --          282           --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $170,129   $1,834,324     $747,769      $96,953      $34,454      $155,193      $72,598
================================================================================================================================

Accumulation unit activity
================================================================================================================================
Units outstanding at
beginning of year                              --           --           --          254           --            --           --
Contract purchase payments                100,911    1,699,790      386,440       79,512       25,657       154,535       37,988
Net transfers(2)                           97,935      450,792      483,237        5,253       12,844        18,840       42,971
Contract terminations:
   Surrender benefits and
   contract charges                          (974)     (20,701)      (1,778)        (286)          --         (230)           --
   Death benefits                              --           --           --           --           --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
end of year                               197,872    2,129,881      867,899       84,733       38,501       173,145       80,959
================================================================================================================================

(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes  transfer  activity from (to) other  subacounts  and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.




American  Enterprise  Variable Annuity Account - Well Fargo AdvantageSM  Builder
Variable Annuity
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                       Segregated Asset Subaccounts
                                       -----------------------------------------------------------------------------------------
Operations                                  PCAP1     WCAP1(1)     WCAP3(1)     WCAP4(1)        PVAL1      WVAL1(1)     WVAL3(1)
================================================================================================================================
Investment income (loss) - net         $   24,756     $  3,028   $  110,514   $   40,625   $  172,907      $ 32,735   $  191,131
Net realized gain (loss)
on investments                                  2         (489)     (74,976)        (113)      17,467        (1,472)     (13,739)
Net change in unrealized
appreciation or depreciation
of investments                           (231,649)     (34,849)    (911,049)    (355,991)    (684,808)     (110,552)    (675,895)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                          (206,891)     (32,310)    (875,511)    (315,479)    (494,434)      (79,289)    (498,503)
================================================================================================================================

Contract transactions
================================================================================================================================
Contract purchase payments                854,308      150,275    3,962,436    1,162,133    3,442,592       738,900    4,030,271
Net transfers(2)                          587,436       39,158    1,227,799    1,086,110    1,564,163       222,630    1,565,861
Annuity payments                               --           --           --           --      (10,265)           --           --
Contract terminations:
   Surrender benefits and
   contract charges                        (7,653)        (990)     (44,510)      (8,906)     (20,841)       (1,678)     (67,495)
   Death benefits                              --           --           --           --           --            --      (12,741)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease)
from contract transactions              1,434,091      188,443    5,145,725    2,239,337    4,975,649       959,852    5,515,896
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               317           --           --           --          287            --           --
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year              $1,227,517     $156,133   $4,270,214   $1,923,858   $4,481,502      $880,563   $5,017,393
================================================================================================================================

Accumulation unit activity
================================================================================================================================
Units outstanding at
beginning of year                             251           --           --           --          258            --           --
Contract purchase payments                645,416      162,006    4,532,088    1,312,387    3,125,681       828,190    4,464,626
Net transfers(2)                          464,694       47,520    1,213,274    1,260,142    1,664,901       261,286    1,822,819
Contract terminations:
   Surrender benefits and
   contract charges                        (6,895)      (1,255)     (59,347)     (11,875)     (22,171)       (2,032)     (83,327)
   Death benefits                              --           --           --           --           --            --     (17,391)
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
end of year                             1,103,466      208,271    5,686,015    2,560,654    4,768,669     1,087,444    6,186,727
================================================================================================================================

(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes  transfer  activity from (to) other  subacounts  and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.




American  Enterprise  Variable Annuity Account - Well Fargo AdvantageSM  Builder
Variable Annuity
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                       Segregated Asset Subaccounts
                                       -----------------------------------------------------------------------------------------
Operations                               WVAL4(1)     WSRG1(1)     WSRG3(1)     WSRG4(1)     WSRG6(1)      WISE1(1)     WISE3(1)
================================================================================================================================
Investment income (loss) - net         $  152,862     $  1,374     $  1,206   $    3,099     $  1,769      $  3,141     $  1,934
Net realized gain (loss)
on investments                             (1,790)         (86)        (109)        (340)      (1,921)           89           21
Net change in unrealized
appreciation or depreciation
of investments                           (593,651)     (31,617)     (38,571)     (96,248)     (49,721)        3,661        3,036
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                          (442,579)     (30,329)     (37,474)     (93,489)     (49,873)        6,891        4,991
================================================================================================================================

Contract transactions
================================================================================================================================
Contract purchase payments              2,653,577      351,372      261,142      541,218      286,695        75,220       52,954
Net transfers(2)                        2,020,991        6,223      100,113      461,065      188,352        73,261       43,022
Annuity payments                               --           --           --           --           --            --           --
Contract terminations:
   Surrender benefits and
   contract charges                       (25,702)        (657)      (4,445)        (710)        (384)           --         (634)
   Death benefits                              --           --           --           --           --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
contract transactions                   4,648,866      356,938      356,810    1,001,573      474,663       148,481       95,342
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                --           --           --           --           --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year              $4,206,287     $326,609     $319,336   $  908,084     $424,790      $155,372     $100,333
================================================================================================================================

Accumulation unit activity
================================================================================================================================
Units outstanding at
beginning of year                              --           --           --           --           --            --           --
Contract purchase payments              2,895,687      357,993      255,430      543,072      281,810        80,140       56,688
Net transfers(2)                        2,336,163        6,286      104,041      466,497      189,664        76,717       45,103
Contract terminations:
   Surrender benefits and
   contract charges                       (31,731)        (700)      (4,563)        (789)        (427)           --         (673)
   Death benefits                              --           --           --           --           --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
end of year                             5,200,119      363,579      354,908    1,008,780      471,047       156,857      101,118
================================================================================================================================

(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes  transfer  activity from (to) other  subacounts  and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.




American  Enterprise  Variable Annuity Account - Well Fargo AdvantageSM  Builder
Variable Annuity
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                       Segregated Asset Subaccounts
                                       -----------------------------------------------------------------------------------------
Operations                               WISE4(1)     WISE6(1)     WRES1(1)     WRES3(1)     WRES4(1)      WRES6(1)        PSMC1
================================================================================================================================
Investment income (loss) - net           $  5,055     $ 3,560        $  (10)    $    (40)     $  (288)     $   (757)  $   (3,353)
Net realized gain (loss)
on investments                                159          (39)           1           --           64            43       (1,067)
Net change in unrealized
appreciation or depreciation
of investments                             11,152        5,736          347        1,810        3,565        13,407     (173,780)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                            16,366        9,257          338        1,770        3,341        12,693     (178,200)
================================================================================================================================

Contract transactions
================================================================================================================================
Contract purchase payments                117,003       38,369          306       23,967       81,801       127,120      894,888
Net transfers(2)                          154,058      129,702        6,529       82,924           --        53,241      340,814
Annuity payments                               --           --           --           --           --            --       (3,003)
Contract terminations:
   Surrender benefits and
   contract charges                        (3,023)        (296)          --           --           --          (317)      (7,614)
   Death benefits                              --           --           --           --           --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
contract transactions                     268,038      167,775        6,835      106,891       81,801       180,044    1,225,085
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                --           --           --           --           --            --          349
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $284,404     $177,032       $7,173     $108,661      $85,142      $192,737   $1,047,234
================================================================================================================================

Accumulation unit activity
================================================================================================================================
Units outstanding at
beginning of year                              --           --           --           --           --            --          243
Contract purchase payments                127,175       35,416          301       21,476       72,123       102,377      604,011
Net transfers(2)                          162,512      117,533        5,778       70,473           --        42,261      256,806
Contract terminations:
   Surrender benefits and
   contract charges                        (3,130)        (313)          --           --           --          (305)      (6,293)
   Death benefits                              --           --           --           --           --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
end of year                               286,557      152,636        6,079       91,949       72,123       144,333      854,767
================================================================================================================================

(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes  transfer  activity from (to) other  subacounts  and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.




American  Enterprise  Variable Annuity Account - Well Fargo AdvantageSM  Builder
Variable Annuity
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                       Segregated Asset Subaccounts
                                       -----------------------------------------------------------------------------------------
Operations                               WSMC1(1)     WSMC3(1)     WSMC4(1)     WMSS1(1)     WMSS3(1)      WMSS4(1)     WMSS6(1)
================================================================================================================================
Investment income (loss) - net            $  (190)    $ (1,867)  $   (3,070)      $  (32)     $   (90)     $   (600)     $  (175)
Net realized gain (loss)
on investments                                (87)        (574)      (3,609)           1            9            23           28
Net change in unrealized
appreciation or depreciation
of investments                             (6,457)     (61,599)    (148,124)         408        2,189         8,217        3,515
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                            (6,734)     (64,040)    (154,803)         377        2,108         7,640        3,368
================================================================================================================================

Contract transactions
================================================================================================================================
Contract purchase payments                 26,985      379,294      395,562          310       33,052        66,078       38,650
Net transfers(2)                           52,727      170,789      804,681        6,400        8,407        39,390          916
Annuity payments                               --           --           --           --           --            --           --
Contract terminations:
   Surrender benefits and
   contract charges                          (424)        (232)     (10,213)          --         (206)           --         (311)
   Death benefits                              --           --           --           --           --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
contract transactions                      79,288      549,851    1,190,030        6,710       41,253       105,468       39,255
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                --           --           --           --           --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                 $72,554     $485,811   $1,035,227       $7,087      $43,361      $113,108      $42,623
================================================================================================================================

Accumulation unit activity
================================================================================================================================
Units outstanding at
beginning of year                              --           --           --           --           --            --           --
Contract purchase payments                 38,131      547,970      513,300          304       31,175        64,131       35,723
Net transfers(2)                           82,708      249,723    1,085,769        6,074        7,974        37,457          608
Contract terminations:
   Surrender benefits and
   contract charges                          (724)        (369)     (15,712)          --         (191)           --         (306)
   Death benefits                              --           --           --           --           --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
end of year                               120,115      797,324    1,583,357        6,378       38,958       101,588       36,025
================================================================================================================================

(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes  transfer  activity from (to) other  subacounts  and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.




American  Enterprise  Variable Annuity Account - Well Fargo AdvantageSM  Builder
Variable Annuity
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                       Segregated Asset Subaccounts
                                       -----------------------------------------------------------------------------------------
Operations                               WUSE1(1)     WUSE3(1)     WUSE4(1)     WUSE6(1)     WGLI1(1)      WGLI3(1)     WGLI4(1)
================================================================================================================================
Investment income (loss) - net           $    575     $  4,324     $  3,543   $    7,918      $ 5,640       $ 5,411     $ 12,509
Net realized gain (loss)
on investments                                (31)      (1,230)      (1,363)         (93)         148            13         (195)
Net change in unrealized
appreciation or depreciation
of investments                             (9,522)     (47,492)     (49,476)     (97,710)      (3,637)       (3,735)      (6,397)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                            (8,978)     (44,398)     (47,296)     (89,885)       2,151         1,689        5,917
================================================================================================================================

Contract transactions
================================================================================================================================
Contract purchase payments                 58,299      377,379      335,445      706,404       41,105        61,486      131,294
Net transfers(2)                           44,325      207,131      298,593      489,900       23,710            64        6,607
Annuity payments                               --           --           --           --           --            --           --
Contract terminations:
   Surrender benefits and
   contract charges                          (845)      (1,190)      (6,273)      (1,276)          --        (1,237)          --
   Death benefits                              --           --           --           --           --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
contract transactions                     101,779      583,320      627,765    1,195,028       64,815        60,313      137,901
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                --           --           --           --           --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $ 92,801     $538,922     $580,469   $1,105,143      $66,966       $62,002     $143,818
================================================================================================================================

Accumulation unit activity
================================================================================================================================
Units outstanding at
beginning of year                              --           --           --           --           --            --           --
Contract purchase payments                 57,440      378,248      333,408      696,284       40,247        59,392      128,588
Net transfers(2)                           44,923      209,541      306,082      509,467       22,720            --        6,369
Contract terminations:
   Surrender benefits and
   contract charges                          (850)        (743)      (6,390)      (1,306)          --        (1,187)          --
   Death benefits                              --           --           --           --           --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
end of year                               101,513      587,046      633,100    1,204,445       62,967        58,205      134,957
================================================================================================================================

(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes  transfer  activity from (to) other  subacounts  and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.




American  Enterprise  Variable Annuity Account - Well Fargo AdvantageSM  Builder
Variable Annuity
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                       Segregated Asset Subaccounts
                                       -----------------------------------------------------------------------------------------
Operations                               WGLI6(1)     SITO2(2)     WITO1(2)     WITO4(2)     WITO6(2)      WMCV1(1)     WMCV3(1)
================================================================================================================================
Investment income (loss) - net           $ 16,352     $ (1,407)     $   (83)    $ (1,995)     $  (349)      $ 2,352     $  8,396
Net realized gain (loss)
on investments                                  6         (834)         (68)      (2,011)        (195)          224           88
Net change in unrealized
appreciation or depreciation
of investments                             (8,305)    (109,306)      (6,862)    (132,358)     (30,902)        5,502       23,056
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                             8,053     (111,547)      (7,013)    (136,364)     (31,446)        8,078       31,540
================================================================================================================================

Contract transactions
================================================================================================================================
Contract purchase payments                182,915      308,383       23,705      326,952       88,025        25,025      115,004
Net transfers(3)                            8,672       87,112        4,583      203,377       17,597        51,361      168,893
Annuity payments                               --           --           --           --           --            --           --
Contract terminations:
   Surrender benefits and
   contract charges                          (392)      (1,171)        (341)          --          (25)           --       (3,910)
   Death benefits                              --           --           --           --           --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
contract transactions                     191,195      394,324       27,947      530,329      105,597        76,386      279,987
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                --           --           --           --           --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $199,248     $282,777      $20,934     $393,965      $74,151       $84,464     $311,527
================================================================================================================================

Accumulation unit activity
================================================================================================================================
Units outstanding at
beginning of year                              --           --           --           --           --            --           --
Contract purchase payments                178,910      315,353       25,334      341,751       88,553        19,796       92,232
Net transfers(3)                            8,151      106,335        6,257      242,032       21,498        40,040      131,172
Contract terminations:
   Surrender benefits and
   contract charges                          (402)      (1,493)        (423)          --          (35)           --       (3,038)
   Death benefits                              --           --           --           --           --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
end of year                               186,659      420,195       31,168      583,783      110,016        59,836      220,366
================================================================================================================================

(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) Includes  transfer  activity from (to) other  subacounts  and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.




American  Enterprise  Variable Annuity Account - Well Fargo AdvantageSM  Builder
Variable Annuity
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                       Segregated Asset Subaccounts
                                       -----------------------------------------------------------------------------------------
Operations                               WMCV4(1)     WMCV6(1)        PGIS1     WGIS1(1)     WGIS3(1)      WGIS4(1)        PUTS1
================================================================================================================================
Investment income (loss) - net           $ 11,342     $ 15,193     $ (1,129)     $   (21)    $ (1,537)     $ (1,824)  $   (4,003)
Net realized gain (loss)
on investments                              1,974        2,599          303           --           (7)         (259)        (959)
Net change in unrealized
appreciation or depreciation
of investments                             31,468       61,806       (5,790)         (10)      (5,107)       (5,325)      12,332
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                            44,784       79,598       (6,616)         (31)      (6,651)       (7,408)       7,370
================================================================================================================================

Contract transactions
================================================================================================================================
Contract purchase payments                196,296      373,484      152,831          308      153,395       255,240      674,267
Net transfers(2)                          193,353      134,104      159,276       14,881      301,927       145,138      667,167
Annuity payments                               --           --           --           --           --            --           --
Contract terminations:
   Surrender benefits and
   contract charges                            --         (939)        (301)          --         (221)       (1,250)      (3,753)
   Death benefits                              --           --           --           --           --            --       (9,789)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
contract transactions                     389,649      506,649      311,806       15,189      455,101       399,128    1,327,892
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                --           --          274           --           --            --          291
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $434,433     $586,247     $305,464      $15,158     $448,450      $391,720   $1,335,553
================================================================================================================================

Accumulation unit activity
================================================================================================================================
Units outstanding at
beginning of year                              --           --          261           --           --            --          255
Contract purchase payments                156,457      310,048      141,747          303      148,426       245,506      562,619
Net transfers(2)                          150,728      104,389      153,221       14,607      292,247       140,259      558,054
Contract terminations:
   Surrender benefits and
   contract charges                            --         (661)        (311)          --         (217)       (1,205)      (3,128)
   Death benefits                              --           --           --           --           --            --       (8,732)
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
end of year                               307,185      413,776      294,918       14,910      440,456       384,560    1,109,068
================================================================================================================================

(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes  transfer  activity from (to) other  subacounts  and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.




American  Enterprise  Variable Annuity Account - Well Fargo AdvantageSM  Builder
Variable Annuity
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                       Segregated Asset Subaccounts
                                       -----------------------------------------------------------------------------------------
Operations                               WUTS1(1)     WUTS3(1)     WUTS4(1)        PIGR1     WIGR1(1)      WIGR3(1)     WIGR4(1)
================================================================================================================================
Investment income (loss) - net           $   (819)  $   (5,022)  $   (5,597)  $  (11,274)    $ (2,302)   $   (8,679)  $  (11,818)
Net realized gain (loss)
on investments                                667          626         (358)      (2,473)      (1,613)         (462)        (146)
Net change in unrealized
appreciation or depreciation
of investments                              1,670       15,743       15,482     (151,320)     (12,286)      (69,649)     (89,569)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                             1,518       11,347        9,527     (165,067)     (16,201)      (78,790)    (101,533)
================================================================================================================================

Contract transactions
================================================================================================================================
Contract purchase payments                 99,120    1,115,702    1,060,700    2,218,356      395,278     1,200,376    1,309,332
Net transfers(2)                           69,008      410,432      869,374      836,381      153,543       892,699    1,670,368
Annuity payments                               --           --           --       (2,881)          --            --           --
Contract terminations:
   Surrender benefits and
   contract charges                          (275)     (23,845)      (2,869)     (12,027)      (1,914)       (4,530)      (5,515)
   Death benefits                         (24,486)          --           --       (5,246)          --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
contract transactions                     143,367    1,502,289    1,927,205    3,034,583      546,907     2,088,545    2,974,185
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                --           --           --          324           --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $144,885   $1,513,636   $1,936,732   $2,869,840     $530,706    $2,009,755   $2,872,652
================================================================================================================================

Accumulation unit activity
================================================================================================================================
Units outstanding at
beginning of year                              --           --           --          252           --            --           --
Contract purchase payments                117,756    1,326,506    1,145,657    1,775,529      504,164     1,508,631    1,647,569
Net transfers(2)                           82,672      487,045      940,333      713,250      206,896     1,175,687    2,186,654
Contract terminations:
   Surrender benefits and
   contract charges                          (336)     (28,053)      (3,085)     (10,458)      (2,616)       (5,893)      (7,353)
   Death benefits                         (28,728)          --           --       (4,868)          --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
end of year                               171,364    1,785,498    2,082,905    2,473,705      708,444     2,678,425    3,826,870
================================================================================================================================

(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes  transfer  activity from (to) other  subacounts  and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.




American  Enterprise  Variable Annuity Account - Well Fargo AdvantageSM  Builder
Variable Annuity
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                       Segregated Asset Subaccounts
                                       -----------------------------------------------------------------------------------------
Operations                                  PVIS1     WVIS1(1)     WVIS3(1)     WVIS4(1)     WAAL1(1)      WAAL3(1)     WAAL4(1)
================================================================================================================================
Investment income (loss) - net         $   (8,498)    $ (2,347)  $   (7,126)  $   (9,724)    $  5,917    $   24,356   $   70,776
Net realized gain (loss)
on investments                             (8,595)         197          918       (4,201)      (1,275)       (2,926)     (10,277)
Net change in unrealized
appreciation or depreciation
of investments                           (363,162)     (85,292)    (226,338)    (327,101)     (17,390)      (88,895)    (223,783)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                          (380,255)     (87,442)    (232,546)    (341,026)     (12,748)      (67,465)    (163,284)
================================================================================================================================

Contract transactions
================================================================================================================================
Contract purchase payments              1,959,558      618,918    1,196,707    1,501,215      218,423     1,405,395    3,175,693
Net transfers(2)                          668,814       67,259      903,927    1,279,058      266,340       731,833    2,338,813
Annuity payments                           (3,067)          --           --           --           --            --           --
Contract terminations:
   Surrender benefits and
   contract charges                       (11,176)      (1,322)     (12,251)     (17,373)        (425)       (4,425)     (48,882)
   Death benefits                          (4,328)          --           --           --           --       (49,044)          --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
contract transactions                   2,609,801      684,855    2,088,383    2,762,900      484,338     2,083,759    5,465,624
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               329           --           --           --           --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year              $2,229,875     $597,413   $1,855,837   $2,421,874     $471,590    $2,016,294   $5,302,340
================================================================================================================================

Accumulation unit activity
================================================================================================================================
Units outstanding at
beginning of year                             253           --           --           --           --            --           --
Contract purchase payments              1,319,223      732,344    1,418,026    1,770,245      214,382     1,378,359    3,115,900
Net transfers(2)                          491,556       82,925    1,110,007    1,507,737      265,722       724,945    2,266,853
Contract terminations:
   Surrender benefits and
   contract charges                        (9,086)      (1,627)     (14,733)     (23,477)        (437)       (4,515)     (49,376)
   Death benefits                          (3,865)          --           --           --           --       (51,151)          --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
end of year                             1,798,081      813,642    2,513,300    3,254,505      479,667     2,047,638    5,333,377
================================================================================================================================

(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes  transfer  activity from (to) other  subacounts  and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.




American  Enterprise  Variable Annuity Account - Well Fargo AdvantageSM  Builder
Variable Annuity
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                       Segregated Asset Subaccounts
                                       -----------------------------------------------------------------------------------------
Operations                               WAAL6(1)     WCBD1(1)     WCBD3(1)     WCBD4(1)     WCBD6(1)      WEQI1(1)     WEQI3(1)
================================================================================================================================
Investment income (loss) - net         $   34,594      $   675     $  3,484     $ 10,665     $ 13,541      $    631     $  3,556
Net realized gain (loss)
on investments                               (300)         107          131          283          173             7         (927)
Net change in unrealized
appreciation or depreciation
of investments                           (132,641)       1,169        8,266       19,258       21,634         3,721       17,328
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                           (98,347)       1,951       11,881       30,206       35,348         4,359       19,957
================================================================================================================================

Contract transactions
================================================================================================================================
Contract purchase payments              1,199,788       62,451      165,199      390,556      535,257        36,645      241,629
Net transfers(2)                        2,252,991        7,461      165,151      265,733      143,212        76,443      251,382
Annuity payments                               --           --           --           --           --            --           --
Contract terminations:
   Surrender benefits and
   contract charges                       (27,435)          --       (2,222)      (2,097)      (4,014)         (691)     (18,155)
   Death benefits                              --           --           --           --           --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
contract transactions                   3,425,344       69,912      328,128      654,192      674,455       112,397      474,856
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                --           --           --           --           --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year              $3,326,997      $71,863     $340,009     $684,398     $709,803      $116,756     $494,813
================================================================================================================================

Accumulation unit activity
================================================================================================================================
Units outstanding at
beginning of year                              --           --           --           --           --            --           --
Contract purchase payments              1,161,942       60,584      163,562      387,105      525,393        34,180      224,160
Net transfers(2)                        2,216,332        7,220      159,266      259,375      138,081        70,304      229,583
Contract terminations:
   Surrender benefits and
   contract charges                       (27,712)          --       (2,096)      (2,055)      (3,935)         (633)     (16,738)
   Death benefits                              --           --           --           --           --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
end of year                             3,350,562       67,804      320,732      644,425      659,539       103,851      437,005
================================================================================================================================

(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes  transfer  activity from (to) other  subacounts  and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.




American  Enterprise  Variable Annuity Account - Well Fargo AdvantageSM  Builder
Variable Annuity
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                       Segregated Asset Subaccounts
                                       -----------------------------------------------------------------------------------------
Operations                               WEQI4(1)     WEQI6(1)     WEQV1(1)     WEQV3(1)     WEQV4(1)      WEQV6(1)     WGRO1(1)
================================================================================================================================
Investment income (loss) - net           $  8,284     $  5,798     $   (148)     $  (139)    $   (528)      $   (40)     $   358
Net realized gain (loss)
on investments                                578         (123)         (70)           1          207            41          (34)
Net change in unrealized
appreciation or depreciation
of investments                             37,485       30,772        4,380          836        6,818           442       (4,220)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                            46,347       36,447        4,162          698        6,497           443       (3,896)
================================================================================================================================

Contract transactions
================================================================================================================================
Contract purchase payments                470,837      371,315       96,270       51,605      129,342        10,053        9,240
Net transfers(2)                          433,896      457,820       47,372        5,201       72,089        29,022       31,317
Annuity payments                               --           --           --           --           --            --           --
Contract terminations:
   Surrender benefits and
   contract charges                        (4,772)        (446)          --           --           --          (398)        (327)
   Death benefits                              --           --           --           --           --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
contract transactions                     899,961      828,689      143,642       56,806      201,431        38,677       40,230
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                --           --           --           --           --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $946,308     $865,136     $147,804      $57,504     $207,928       $39,120      $36,334
================================================================================================================================

Accumulation unit activity
================================================================================================================================
Units outstanding at
beginning of year                              --           --           --           --           --            --           --
Contract purchase payments                443,806      345,064       91,760       47,999      123,772         9,341        9,962
Net transfers(2)                          394,741      420,015       44,253        4,823       67,180        26,864       32,160
Contract terminations:
   Surrender benefits and
   contract charges                        (4,385)        (419)          --           --           --          (411)        (338)
   Death benefits                              --           --           --           --           --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
end of year                               834,162      764,660      136,013       52,822      190,952        35,794       41,784
================================================================================================================================
(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes  transfer  activity from (to) other  subacounts  and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.




American  Enterprise  Variable Annuity Account - Well Fargo AdvantageSM  Builder
Variable Annuity
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                       Segregated Asset Subaccounts
                                       -----------------------------------------------------------------------------------------
Operations                               WGRO3(1)     WGRO4(1)     WGRO6(1)     WIEQ1(2)     WIEQ3(2)      WIEQ4(2)     WIEQ6(2)
================================================================================================================================
Investment income (loss) - net           $  1,918     $  7,480     $  6,949       $  (11)     $   (92)      $    (8)     $  (103)
Net realized gain (loss)
on investments                             (2,377)        (142)      (2,175)          (1)         (13)         (257)         (25)
Net change in unrealized
appreciation or depreciation
of investments                            (16,883)     (41,923)     (51,364)        (311)      (3,254)       (1,638)      (6,672)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                           (17,342)     (34,585)     (46,590)        (323)      (3,359)       (1,903)      (6,800)
================================================================================================================================

Contract transactions
================================================================================================================================
Contract purchase payments                 77,907      201,630      228,191        5,709       44,880        59,688       76,230
Net transfers(3)                          118,768      184,546      120,653           --       24,303        37,016        8,778
Annuity payments                               --           --           --           --           --            --           --
Contract terminations:
   Surrender benefits and
   contract charges                            --       (1,026)      (4,915)          --           --        (1,828)          --
   Death benefits                              --           --           --           --           --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
contract transactions                     196,675      385,150      343,929        5,709       69,183        94,876       85,008
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                --           --           --           --           --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $179,333     $350,565     $297,339       $5,386      $65,824       $92,973      $78,208
================================================================================================================================

Accumulation unit activity
================================================================================================================================
Units outstanding at
beginning of year                              --           --           --           --           --            --           --
Contract purchase payments                 78,237      209,933      219,019        6,057       47,261        64,570       78,192
Net transfers(3)                          127,620      193,498      126,648           --       26,688        41,924        9,574
Contract terminations:
   Surrender benefits and
   contract charges                            --       (1,150)      (5,649)          --           --        (2,054)          --
   Death benefits                              --           --           --           --           --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
end of year                               205,857      402,281      340,018        6,057       73,949       104,440       87,766
================================================================================================================================

(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For the period July 3, 2000 (commencement of operations) to Dec. 31, 2000.
(3) Includes  transfer  activity from (to) other  subacounts  and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.




American  Enterprise  Variable Annuity Account - Well Fargo AdvantageSM  Builder
Variable Annuity
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                       Segregated Asset Subaccounts
                                       -----------------------------------------------------------------------------------------
Operations                               WLCG1(1)     WLCG3(1)     WLCG4(1)     WLCG6(1)     WMMK1(1)      WMMK3(1)     WMMK4(1)
================================================================================================================================
Investment income (loss) - net         $   (4,369)  $  (17,833)  $  (27,780)  $  (20,971)    $  4,490    $   24,721   $   67,460
Net realized gain (loss)
on investments                               (541)         (84)        (974)          --           11            26          915
Net change in unrealized
appreciation or depreciation
of investments                            (73,804)    (326,817)    (507,159)    (490,446)          24           159          (34)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                           (78,714)    (344,734)    (535,913)    (511,417)       4,525        24,906       68,341
================================================================================================================================

Contract transactions
================================================================================================================================
Contract purchase payments                754,306    2,731,917    3,872,741    3,787,118      400,476     1,305,061    4,084,381
Net transfers(2)                          332,240    2,018,187    3,140,642    2,165,517        7,839       830,969     (230,115)
Annuity payments                               --           --           --           --           --            --           --
Contract terminations:
   Surrender benefits and
   contract charges                        (2,619)     (34,080)     (30,972)     (13,694)         (78)       (9,150)     (15,044)
   Death benefits                         (48,561)     (15,456)          --       (5,966)          --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
contract transactions                   1,035,366    4,700,568    6,982,411    5,932,975      408,237     2,126,880    3,839,222
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                --           --           --           --           --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year              $  956,652   $4,355,834   $6,446,498   $5,421,558     $412,762    $2,151,786   $3,907,563
================================================================================================================================

Accumulation unit activity
================================================================================================================================
Units outstanding at
beginning of year                              --           --           --           --           --            --           --
Contract purchase payments                725,786    2,645,213    3,746,734    3,580,791      394,550     1,295,682    4,043,347
Net transfers(2)                          335,132    2,005,291    3,087,894    2,151,613        9,072       819,346     (227,284)
Contract terminations:
   Surrender benefits and
   contract charges                        (2,671)     (35,874)     (32,602)     (14,415)         (77)       (8,971)     (14,606)
   Death benefits                         (46,763)     (16,632)          --      (6,865)           --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
end of year                             1,011,484    4,597,998    6,802,026    5,711,124      403,545     2,106,057    3,801,457
================================================================================================================================

(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes  transfer  activity from (to) other  subacounts  and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.




American  Enterprise  Variable Annuity Account - Well Fargo AdvantageSM  Builder
Variable Annuity
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                          Segregated Asset Subaccounts
                                       ------------------------------------------------------------------------------------
                                                                                                               Combined
Operations                               WMMK6(1)     WSCG1(1)     WSCG3(1)     WSCG4(1)     WSCG6(1)      Variable Account
===========================================================================================================================
Investment income (loss) - net         $   24,161     $ 61,527   $  311,262   $  269,236   $  272,908       $  2,274,788
Net realized gain (loss)
on investments                                 88       (2,562)       2,989       (1,343)      (2,650)          (153,497)
Net change in unrealized
appreciation or depreciation
of investments                                148     (138,611)    (607,799)    (558,113)    (581,394)       (10,621,496)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                            24,397      (79,646)    (293,548)    (290,220)    (311,136)        (8,500,205)
===========================================================================================================================

Contract transactions
===========================================================================================================================
Contract purchase payments              1,870,829      295,983      639,984      791,187      780,683         75,241,540
Net transfers(2)                          (17,006)      30,999      888,240      581,881      674,467         43,924,536
Annuity payments                               --           --           --           --           --            (29,715)
Contract terminations:
   Surrender benefits and
   contract charges                       (98,685)         (80)      (3,643)      (2,066)      (2,054)          (721,731)
   Death benefits                              --           --           --           --           --           (175,617)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
contract transactions                   1,755,138      326,902    1,524,581    1,371,002    1,453,096        118,239,013
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                --           --           --           --           --              3,565
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year              $1,779,535     $247,256   $1,231,033   $1,080,782   $1,141,960       $109,742,373
===========================================================================================================================

Accumulation unit activity
=====================================================================================================
Units outstanding at
beginning of year                              --           --           --           --           --
Contract purchase payments              1,823,972      394,718      913,105    1,087,475    1,039,026
Net transfers(2)                          (11,917)      50,673    1,301,237      838,485      987,940
Contract terminations:
   Surrender benefits and
   contract charges                       (95,336)        (115)      (5,263)      (3,005)      (3,213)
   Death benefits                              --           --           --           --           --
-----------------------------------------------------------------------------------------------------
Units outstanding at
end of year                             1,716,719      445,276    2,209,079    1,922,955    2,023,753
=====================================================================================================

(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes  transfer  activity from (to) other  subacounts  and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.




American  Enterprise Variable Annuity Account -- Wells Fargo AdvantageSM Builder
Variable Annuity
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                               Segregated Asset Subaccounts
                                       ----------------------------------------------------------------------------
Operations                               PBCA1(1)     PDEI1(1)     PEXI1(1)     PNDM1(1)     PSCA1(1)      PCAP1(2)
===================================================================================================================
Investment income (loss) - net               $ (1)        $ --         $  3         $  1         $  1          $  6
Net change in unrealized
appreciation or depreciation
of investments                                 22            6            4           34           21            51
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                                21            6            7           35           22            57
===================================================================================================================

Contract transactions
===================================================================================================================
Contract purchase payments                    261          261          260          261          260           260
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                --           --           --           --           --            --
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $282         $267         $267         $296         $282          $317
===================================================================================================================

Accumulation unit activity
===================================================================================================================
Units outstanding at
beginning of year                              --           --           --           --           --            --
Contract purchase payments                    259          262          259          257          254           251
-------------------------------------------------------------------------------------------------------------------
Units outstanding at
end of year                                   259          262          259          257          254           251
===================================================================================================================

(1) For the period Nov. 10, 1999 (commencement of operations) to Dec. 31, 1999.
(2) For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.

See accompanying notes to financial statements.



American  Enterprise Variable Annuity Account -- Wells Fargo AdvantageSM Builder
Variable Annuity
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                         Segregated Asset Subaccounts
                                    --------------------------------------------------------------------------
                                                                                                                     Combined
Operations                           PVAL1(1)     PSMC1(1)     PGIS1(1)     PUTS1(1)     PIGR1(1)      PVIS1(1)  Variable Account
=================================================================================================================================
Investment income (loss) - net           $  4         $ --         $ --         $ --         $ --          $ 24       $   38
Net change in unrealized
appreciation or depreciation
of investments                             23           89           14           31           64            45          404
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                            27           89           14           31           64            69          442
=================================================================================================================================

Contract transactions
=================================================================================================================================
Contract purchase payments                260          260          260          260          260           260        3,123
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year            --           --           --           --           --            --           --
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $287         $349         $274         $291         $324          $329       $3,565
=================================================================================================================================

Accumulation unit activity
===============================================================================================================
Units outstanding at
beginning of year                          --           --           --           --           --            --
Contract purchase payments                258          243          261          255          252           253
---------------------------------------------------------------------------------------------------------------
Units outstanding at
end of year                               258          243          261          255          252           253
===============================================================================================================

(1) For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - Wells Fargo AdvantageSM Builder Variable Annuity

Notes to Financial Statements
--------------------------------------------------------------------------------
1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under Indiana law on July 15, 1987 and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940 Act). Operations of the Account commenced on Feb. 21, 1995.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds (collectively, the Funds), which are registered under the 1940 Act as diversified, open-end management investment companies and have the following investment managers.

------------------ ------------------------------------ ------------------------
Subaccount         Invests exclusively in shares of     Investment Manager
------------------ ------------------------------------ ------------------------
------------------ ------------------------------------ ------------------------
PBCA1              AXP(R) Variable Portfolio - Blue     IDS Life Insurance
WBCA1              Chip Advantage Fund                  Company(1)
WBCA3
WBCA4
------------------ ------------------------------------ ------------------------
------------------ ------------------------------------ ------------------------
WCAR1              AXP(R) Variable Portfolio - Capital  IDS Life Insurance
WCAR3              Resource Fund                        Company(1)
WCAR4
WCAR6
------------------ ------------------------------------ ------------------------
------------------ ------------------------------------ ------------------------
PDEI1              AXP(R) Variable Portfolio -          IDS Life Insurance
WDEI1              Diversified Equity Income Fund       Company(1)
WDEI3
WDEI4
------------------ ------------------------------------ ------------------------
------------------ ------------------------------------ ------------------------
PEXI1              AXP(R) Variable Portfolio - Extra    IDS Life Insurance
WEXI1              Income Fund                          Company(1)
WEXI3
WEXI4
------------------ ------------------------------------ ------------------------
------------------ ------------------------------------ ------------------------
WFDI1              AXP(R) Variable Portfolio - Federal  IDS Life Insurance
WFDI3              Income Fund                          Company(1)
WFDI4
WFDI6
------------------ ------------------------------------ ------------------------
------------------ ------------------------------------ ------------------------
PNDM1              AXP(R) Variable Portfolio - New      IDS Life Insurance
WNDM1              Dimensions Fund(R)                   Company(1)
WNDM3
WNDM4
------------------ ------------------------------------ ------------------------
------------------ ------------------------------------ ------------------------
PSCA1              AXP(R) Variable Portfolio - Small    IDS Life Insurance
WSCA1              Cap Advantage Fund                   Company(2)
WSCA3
WSCA4
------------------ ------------------------------------ ------------------------
------------------ ------------------------------------ ------------------------
PCAP1              AIM V.I. Capital Appreciation Fund   A I M Advisors, Inc.
WCAP1
WCAP3
WCAP4
------------------ ------------------------------------ ------------------------
------------------ ------------------------------------ ------------------------
PVAL1              AIM V.I. Value Fund                  A I M Advisors, Inc.
WVAL1
WVAL3
WVAL4
------------------ ------------------------------------ ------------------------
------------------ ------------------------------------ ------------------------
WSRG1              The Dreyfus Socially Responsible     The Dreyfus
WSRG3              Growth Fund, Inc. - Initial Share    Corporation(3)
WSRG4              Class
WSRG6
------------------ ------------------------------------ ------------------------
------------------ ------------------------------------ ------------------------
WISE1              FTVIPT Franklin Income Securities    Franklin Advisers, Inc.
WISE3              Fund - Class 2
WISE4
WISE6
------------------ ------------------------------------ ------------------------
------------------ ------------------------------------ ------------------------
Subaccount         Invests exclusively in shares of     Investment Manager
------------------ ------------------------------------ ------------------------
------------------ ------------------------------------ ------------------------
WRES1              FTVIPT Franklin Real Estate Fund -   Franklin Advisers, Inc.
WRES3              Class 2
WRES4
WRES6
------------------ ------------------------------------ ------------------------
------------------ ------------------------------------ ------------------------
PSMC1              FTVIPT Franklin Small Cap Fund -     Franklin Advisers, Inc.
WSMC1              Class 2
WSMC3
WSMC4
------------------ ------------------------------------ ------------------------
------------------ ------------------------------------ ------------------------
WMSS1              FTVIPT Mutual Shares Securities      Franklin Mutual
WMSS3              Fund - Class 2                       Advisers, LLC
WMSS4
WMSS6
------------------ ------------------------------------ ------------------------
------------------ ------------------------------------ ------------------------
WUSE1              Goldman Sachs VIT CORESM U.S.        Goldman Sachs Asset
WUSE3              Equity Fund                          Management
WUSE4
WUSE6
------------------ ------------------------------------ ------------------------
------------------ ------------------------------------ ------------------------
WGLI1              Goldman Sachs VIT Global Income      Goldman Sachs Asset
WGLI3              Fund                                 Management International
WGLI4
WGLI6
------------------ ------------------------------------ ------------------------
------------------ ------------------------------------ ------------------------
SITO2              Goldman Sachs VIT Internet           Goldman Sachs Asset
WITO1              Tollkeeper FundSM                    Management
WITO4
WITO6
------------------ ------------------------------------ ------------------------
------------------ ------------------------------------ ------------------------
WMCV1              Goldman Sachs VIT Mid Cap Value      Goldman Sachs Asset
WMCV3              Fund                                 Management
WMCV4
WMCV6
------------------ ------------------------------------ ------------------------
------------------ ------------------------------------ ------------------------
PGIS1              MFS(R) Investors Trust Series -      MFS Investment
WGIS1              Initial Class                        Management(R)
WGIS3
WGIS4
------------------ ------------------------------------ ------------------------
------------------ ------------------------------------ ------------------------
PUTS1              MFS(R) Utilities Series - Initial    MFS Investment
WUTS1              Class                                Management(R)
WUTS3
WUTS4
------------------ ------------------------------------ ------------------------
------------------ ------------------------------------ ------------------------
PIGR1              Putnam VT International Growth       Putnam Investment
WIGR1              Fund - Class IB Shares               Management, LLC
WIGR3
WIGR4
------------------ ------------------------------------ ------------------------
------------------ ------------------------------------ ------------------------
PVIS1              Putnam VT Vista Fund - Class IB      Putnam Investment
WVIS1              Shares                               Management, LLC
WVIS3
WVIS4
------------------ ------------------------------------ ------------------------
------------------ ------------------------------------ ------------------------
WAAL1              Wells Fargo VT Asset Allocation      Wells Fargo Funds
WAAL3              Fund                                 Management, LLC(4)
WAAL4
WAAL6
------------------ ------------------------------------ ------------------------
------------------ ------------------------------------ ------------------------
WCBD1              Wells Fargo VT Corporate Bond Fund   Wells Fargo Funds
WCBD3                                                   Management, LLC(5)
WCBD4
WCBD6
------------------ ------------------------------------ ------------------------
------------------ ------------------------------------ ------------------------
WEQI1              Wells Fargo VT Equity Income Fund    Wells Fargo Funds
WEQI3                                                   Management, LLC(5)
WEQI4
WEQI6
------------------ ------------------------------------ ------------------------
------------------ ------------------------------------ ------------------------
WEQV1              Wells Fargo VT Equity Value Fund     Wells Fargo Funds
WEQV3                                                   Management, LLC(5)
WEQV4
WEQV6
------------------ ------------------------------------ ------------------------
------------------ ------------------------------------ ------------------------
WGRO1              Wells Fargo VT Growth Fund           Wells Fargo Funds
WGRO3                                                   Management, LLC(5)
WGRO4
WGRO6
------------------ ------------------------------------ ------------------------

------------------ ------------------------------------ ------------------------
Subaccount         Invests exclusively in shares of     Investment Manager
------------------ ------------------------------------ ------------------------
------------------ ------------------------------------ ------------------------
WIEQ1              Wells Fargo VT International         Wells Fargo Funds
WIEQ3              Equity Fund                          Management, LLC(5)
WIEQ4
WIEQ6
------------------ ------------------------------------ ------------------------
------------------ ------------------------------------ ------------------------
WLCG1              Wells Fargo VT Large Company         Wells Fargo Funds
WLCG3              Growth Fund                          Management, LLC(6)
WLCG4
WLCG6
------------------ ------------------------------------ ------------------------
------------------ ------------------------------------ ------------------------
WMMK1              Wells Fargo VT Money Market Fund     Wells Fargo Funds
WMMK3                                                   Management, LLC(5)
WMMK4
WMMK6
------------------ ------------------------------------ ------------------------
------------------ ------------------------------------ ------------------------
WSCG1              Wells Fargo VT Small Cap Growth      Wells Fargo Funds
WSCG3              Fund                                 Management, LLC(5)
WSCG4
WSCG6
------------------ ------------------------------------ ------------------------

(1) American Express Financial Corporation (AEFC) is the investment adviser.
(2) AEFC is the investment adviser. Kenwood Capital Management LLC is the sub-investment adviser.
(3) NCM  Capital  Management  Group,  Inc.  is  the sub-investment adviser.
(4) Barclays Global Fund Advisors is the sub-adviser.
(5) Wells Capital Management Incorporated is the sub-adviser.
(6) Peregrine Capital Management, Inc. is the sub-adviser.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

--------------------------------------------------------------------------------
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

--------------------------------------------------------------------------------
3. MORTALITY AND EXPENSE RISK FEE

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. The mortality and expense risk fee paid to American Enterprise Life is computed daily and is equal, on an annual basis, to either 1.10% or 1.35% of the average daily net assets of the subaccounts, depending on the death benefit option that applies to the contract.

--------------------------------------------------------------------------------
4. ADMINISTRATIVE CHARGE

American Enterprise Life deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses. This charge cannot be increased.

--------------------------------------------------------------------------------
5. CONTRACT ADMINISTRATIVE CHARGE

American Enterprise Life deducts a contract administrative charge of $30 per year on each contract anniversary. This charge cannot be increased and does not apply after annuity payouts begin. American Enterprise Life does not expect to profit from this charge. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. This charge is waived when the contract value is $50,000 or more on the current contract anniversary. The $30 annual charge is deducted at the time of any full withdrawal.

--------------------------------------------------------------------------------
6. WITHDRAWAL CHARGE

American Enterprise Life will use a withdrawal charge to help it recover certain expenses relating to the sale of the annuity. The withdrawal charge is deducted for withdrawals up to the first six or eight payment years following a purchase payment, depending on the withdrawal charge schedule selected at the time of application. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $662,606 in 2000 and $479,554 in 1999. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life. This charge is waived if the withdrawal meets certain provisions as stated in the contract.

--------------------------------------------------------------------------------
7. INVESTMENT IN SHARES

The subaccounts' investments in shares of the Funds as of Dec. 31, 2000 were as follows:

------------------ ---------------------------- ----------------- --------------
Subaccount         Investment                             Shares            NAV
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
PBCA1              AXP(R) Variable Portfolio -            19,353           9.88
WBCA1              Blue Chip Advantage Fund                7,461           9.88
WBCA3                                                     72,960           9.88
WBCA4                                                     37,567           9.88
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
WCAR1              AXP(R) Variable Portfolio -                10          26.57
WCAR3              Capital Resource Fund                  14,935          26.57
WCAR4                                                      3,101          26.57
WCAR6                                                      3,237          26.57
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
PDEI1              AXP(R) Variable Portfolio -            24,389          10.01
WDEI1              Diversified Equity Income               4,283          10.01
WDEI3              Fund                                    7,130          10.01
WDEI4                                                      6,786          10.01
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
PEXI1              AXP(R) Variable Portfolio -            36,480           6.99
WEXI1              Extra Income Fund                       1,079           6.99
WEXI3                                                     38,180           6.99
WEXI4                                                     26,991           6.99
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
WFDI1              AXP(R) Variable Portfolio -             6,721          10.17
WFDI3              Federal Income Fund                    26,979          10.17
WFDI4                                                     34,832          10.17
WFDI6                                                     19,088          10.17
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
PNDM1              AXP(R) Variable Portfolio -           107,776          19.21
WNDM1              New Dimensions Fund(R)                  8,866          19.21
WNDM3                                                     95,576          19.21
WNDM4                                                     39,009          19.21
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
PSCA1              AXP(R) Variable Portfolio -             8,663          11.20
WSCA1              Small Cap Advantage Fund                3,079          11.20
WSCA3                                                     13,869          11.20
WSCA4                                                      6,488          11.20
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
PCAP1              AIM V.I. Capital                       39,760          30.84
WCAP1              Appreciation Fund                       5,063          30.84
WCAP3                                                    151,760          30.84
WCAP4                                                     61,638          30.84
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
PVAL1              AIM V.I. Value Fund                   162,312          27.31
WVAL1                                                     32,142          27.31
WVAL3                                                    183,136          27.31
WVAL4                                                    152,572          27.31
------------------ ---------------------------- ----------------- --------------

------------------ ---------------------------- ----------------- --------------
Subaccount         Investment                             Shares            NAV
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
WSRG1              The Dreyfus Socially                    9,475          34.47
WSRG3              Responsible Growth Fund,                9,164          34.47
WSRG4              Inc. - Initial Share Class             26,197          34.47
WSRG6                                                     12,323          34.47
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
WISE1              FTVIPT Franklin Income                 10,416          14.65
WISE3              Securities Fund - Class 2               6,849          14.65
WISE4                                                     19,413          14.65
WISE6                                                     12,084          14.65
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
WRES1              FTVIPT Franklin Real                      413          17.36
WRES3              Estate Fund - Class 2                   3,186          17.36
WRES4                                                      4,904          17.36
WRES6                                                     11,102          17.36
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
PSMC1              FTVIPT Franklin Small Cap              49,185          21.14
WSMC1              Fund - Class 2                          3,432          21.14
WSMC3                                                     22,820          21.14
WSMC4                                                     48,359          21.14
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
WMSS1              FTVIPT Mutual Shares                      498          14.22
WMSS3              Securities Fund - Class 2               3,049          14.22
WMSS4                                                      7,954          14.22
WMSS6                                                      2,981          14.22
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
WUSE1              Goldman Sachs VIT CORESM                7,436          12.48
WUSE3              U.S. Equity Fund                       43,073          12.48
WUSE4                                                     46,461          12.48
WUSE6                                                     87,351          12.48
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
WGLI1              Goldman Sachs VIT Global                6,868           9.75
WGLI3              Income Fund                             6,359           9.75
WGLI4                                                     14,751           9.75
WGLI6                                                     19,707           9.75
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
SITO2              Goldman Sachs VIT Internet             41,585           6.80
WITO1              Tollkeeper FundSM                       3,079           6.80
WITO4                                                     57,809           6.80
WITO6                                                     10,905           6.80
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
WMCV1              Goldman Sachs VIT Mid Cap               7,916          10.67
WMCV3              Value Fund                             28,511          10.67
WMCV4                                                     40,467          10.67
WMCV6                                                     53,898          10.67
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
PGIS1              MFS(R) Investors Trust                 14,077          21.01
WGIS1              Series - Initial Class                    721          21.01
WGIS3                                                     21,345          21.01
WGIS4                                                     18,513          21.01
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
PUTS1              MFS(R) Utilities Series -              56,273          23.57
WUTS1              Initial Class                           6,147          23.57
WUTS3                                                     64,154          23.57
WUTS4                                                     81,208          23.57
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
PIGR1              Putnam VT International               161,773          17.67
WIGR1              Growth Fund - Class IB                 30,034          17.67
WIGR3              Shares                                112,982          17.67
WIGR4                                                    160,276          17.67
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
PVIS1              Putnam VT Vista Fund -                112,376          19.60
WVIS1              Class IB Shares                        30,480          19.60
WVIS3                                                     94,316          19.60
WVIS4                                                    122,180          19.60
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
WAAL1              Wells Fargo VT Asset                   33,923          13.82
WAAL3              Allocation Fund                       143,310          13.82
WAAL4                                                    380,196          13.82
WAAL6                                                    236,802          13.82
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
WCBD1              Wells Fargo VT Corporate                7,087          10.14
WCBD3              Bond Fund                              33,469          10.14
WCBD4                                                     66,501          10.14
WCBD6                                                     70,000          10.14
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
WEQI1              Wells Fargo VT Equity                   6,864          17.01
WEQI3              Income Fund                            28,931          17.01
WEQI4                                                     55,247          17.01
WEQI6                                                     49,963          17.01
------------------ ---------------------------- ----------------- --------------

------------------ ---------------------------- ----------------- --------------
Subaccount         Investment                             Shares            NAV
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
WEQV1              Wells Fargo VT Equity                  15,237           9.70
WEQV3              Value Fund                              5,928           9.70
WEQV4                                                     21,436           9.70
WEQV6                                                      4,033           9.70
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
WGRO1              Wells Fargo VT Growth Fund              1,906          19.06
WGRO3                                                      9,351          19.06
WGRO4                                                     17,725          19.06
WGRO6                                                     15,571          19.06
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
WIEQ1              Wells Fargo VT                            602           8.94
WIEQ3              International Equity Fund               7,363           8.94
WIEQ4                                                     10,400           8.94
WIEQ6                                                      8,748           8.94
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
WLCG1              Wells Fargo VT Large                   79,988          11.96
WLCG3              Company Growth Fund                   361,044          11.96
WLCG4                                                    534,302          11.96
WLCG6                                                    448,881          11.96
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
WMMK1              Wells Fargo VT Money                  412,762           1.00
WMMK3              Market Fund                         2,098,108           1.00
WMMK4                                                  3,906,093           1.00
WMMK6                                                  1,831,445           1.00
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
WSCG1              Wells Fargo VT Small Cap               23,820          10.38
WSCG3              Growth Fund                           118,372          10.38
WSCG4                                                    103,083          10.38
WSCG6                                                    108,664          10.38
------------------ ---------------------------- ----------------- --------------

--------------------------------------------------------------------------------
8. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, were as follows:

                                                       Year ended Dec. 31,
------------------ ---------------------------- ----------------- --------------
Subaccount         Investment                               2000           1999
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
PBCA1(1)           AXP(R) Variable Portfolio -           257,400         $  260
WBCA1(2)           Blue Chip Advantage Fund               79,108             --
WBCA3(2)                                                 828,917             --
WBCA4(2)                                                 417,903             --
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
WCAR1(2)           AXP(R) Variable Portfolio -             2,815             --
WCAR3(2)           Capital Resource Fund                 509,191             --
WCAR4(2)                                                  93,213             --
WCAR6(2)                                                 104,532             --
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
PDEI1(1)           AXP(R) Variable Portfolio -           236,154            261
WDEI1(2)           Diversified Equity Income              48,826             --
WDEI3(2)           Fund                                   71,273             --
WDEI4(2)                                                  66,604             --
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
PEXI1(1)           AXP(R) Variable Portfolio -           284,950            261
WEXI1(2)           Extra Income Fund                       8,199             --
WEXI3(2)                                                 302,587             --
WEXI4(2)                                                 209,496             --
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
WFDI1(2)           AXP(R) Variable Portfolio -            67,968             --
WFDI3(2)           Federal Income Fund                   270,300             --
WFDI4(2)                                                 349,369             --
WFDI6(2)                                                 193,099             --
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
PNDM1(1)           AXP(R) Variable Portfolio -         2,571,320            262
WNDM1(2)           New Dimensions Fund(R)                211,071             --
WNDM3(2)                                               2,376,709             --
WNDM4(2)                                                 899,010             --
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
PSCA1(1)           AXP(R) Variable Portfolio -           102,109            261
WSCA1(2)           Small Cap Advantage Fund               39,866             --
WSCA3(2)                                                 166,008             --
WSCA4(2)                                                  76,645             --
------------------ ---------------------------- ----------------- --------------

                                                       Year ended Dec. 31,
------------------ ---------------------------- ----------------- --------------
Subaccount         Investment                               2000           1999
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
PCAP1(1)           AIM V.I. Capital                    1,547,572            266
WCAP1(2)           Appreciation Fund                     194,328             --
WCAP3(2)                                               6,413,710             --
WCAP4(2)                                               2,267,553             --
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
PVAL1(1)           AIM V.I. Value Fund                 5,300,588            264
WVAL1(2)                                               1,021,616             --
WVAL3(2)                                               5,835,791             --
WVAL4(2)                                               4,908,242             --
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
WSRG1(2)           The Dreyfus Socially                  360,035             --
WSRG3(2)           Responsible Growth Fund,              357,590             --
WSRG4(2)           Inc. - Initial Share Class          1,008,278             --
WSRG6(2)                                                 511,869             --
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
WISE1(2)           FTVIPT Franklin Income                152,600             --
WISE3(2)           Securities Fund - Class 2              98,220             --
WISE4(2)                                                 281,514             --
WISE6(2)                                                 172,417             --
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
WRES1(2)           FTVIPT Franklin Real                    6,836             --
WRES3(2)           Estate Fund - Class 2                  53,502             --
WRES4(2)                                                  85,101             --
WRES6(2)                                                 180,625             --
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
PSMC1(1)           FTVIPT Franklin Small Cap           1,247,897            260
WSMC1(2)           Fund - Class 2                         79,687             --
WSMC3(2)                                                 582,349             --
WSMC4(2)                                               1,195,897             --
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
WMSS1(2)           FTVIPT Mutual Shares                    6,709             --
WMSS3(2)           Securities Fund - Class 2              41,459             --
WMSS4(2)                                                 105,468             --
WMSS6(2)                                                  39,659             --
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
WUSE1(2)           Goldman Sachs VIT CORESM              103,135             --
WUSE3(2)           U.S. Equity Fund                      602,846             --
WUSE4(2)                                                 692,160             --
WUSE6(2)                                               1,191,891             --
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
WGLI1(2)           Goldman Sachs VIT Global               76,503             --
WGLI3(2)           Income Fund                            67,090             --
WGLI4(2)                                                 155,712             --
WGLI6(2)                                                 202,060             --
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
SITO2(3)           Goldman Sachs VIT Internet            406,651             --
WITO1(3)           Tollkeeper FundSM                      28,289             --
WITO4(3)                                                 542,023             --
WITO6(3)                                                 107,156             --
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
WMCV1(2)           Goldman Sachs VIT Mid Cap              87,794             --
WMCV3(2)           Value Fund                            283,563             --
WMCV4(2)                                                 451,335             --
WMCV6(2)                                                 549,868             --
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
PGIS1(1)           MFS(R) Investors Trust                330,052            260
WGIS1(2)           Series - Initial Class                 15,189             --
WGIS3(2)                                                 464,044             --
WGIS4(2)                                                 414,678             --
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
PUTS1(1)           MFS(R) Utilities Series -           1,513,746            260
WUTS1(2)           Initial Class                         171,222             --
WUTS3(2)                                               1,544,408             --
WUTS4(2)                                               1,948,229             --
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
PIGR1(1)           Putnam VT International             3,038,047            260
WIGR1(2)           Growth Fund - Class IB                577,260             --
WIGR3(2)           Shares                              2,081,827             --
WIGR4(2)                                               2,938,697             --
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
PVIS1(1)           Putnam VT Vista Fund -              2,704,192            284
WVIS1(2)           Class IB Shares                       715,091             --
WVIS3(2)                                               2,089,466             --
WVIS4(2)                                               2,755,879             --
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
WAAL1(2)           Wells Fargo VT Asset                  546,796             --
WAAL3(2)           Allocation Fund                     2,136,659             --
WAAL4(2)                                               5,917,947             --
WAAL6(2)                                               3,423,160             --
------------------ ---------------------------- ----------------- --------------

                                                       Year ended Dec. 31,
------------------ ---------------------------- ----------------- --------------
Subaccount         Investment                               2000           1999
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
WCBD1(2)           Wells Fargo VT Corporate               77,181             --
WCBD3(2)           Bond Fund                             346,647             --
WCBD4(2)                                                 681,947             --
WCBD6(2)                                                 707,367             --
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
WEQI1(2)           Wells Fargo VT Equity                 114,136             --
WEQI3(2)           Income Fund                           588,121             --
WEQI4(2)                                                 950,418             --
WEQI6(2)                                                 848,821             --
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
WEQV1(2)           Wells Fargo VT Equity                 151,340             --
WEQV3(2)           Value Fund                             56,956             --
WEQV4(2)                                                 214,857             --
WEQV6(2)                                                  39,598             --
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
WGRO1(2)           Wells Fargo VT Growth Fund             41,038             --
WGRO3(2)                                                 226,238             --
WGRO4(2)                                                 381,198             --
WGRO6(2)                                                 369,902             --
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
WIEQ1(4)           Wells Fargo VT                          5,725             --
WIEQ3(4)           International Equity Fund              69,369             --
WIEQ4(4)                                                 104,085             --
WIEQ6(4)                                                  85,228             --
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
WLCG1(2)           Wells Fargo VT Large                1,110,820             --
WLCG3(2)           Company Growth Fund                 4,656,757             --
WLCG4(2)                                               6,932,224             --
WLCG6(2)                                               5,920,574             --
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
WMMK1(2)           Wells Fargo VT Money                  594,187             --
WMMK3(2)           Market Fund                         2,776,796             --
WMMK4(2)                                               5,603,468             --
WMMK6(2)                                               2,999,661             --
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
WSCG1(2)           Wells Fargo VT Small Cap              397,889             --
WSCG3(2)           Growth Fund                         1,870,327             --
WSCG4(2)                                               1,670,699             --
WSCG6(2)                                               1,732,718             --
------------------ ---------------------------- ----------------- --------------
------------------ ---------------------------- ----------------- --------------
                   Combined Variable Account        $128,102,711         $3,159
------------------ ---------------------------- ----------------- --------------

(1) Operations commenced on Nov. 9, 1999.
(2) Operations commenced on March 3, 2000.
(3) Operations commenced on May 1, 2000.
(4) Operations commenced on July 3, 2000.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for

                AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITYSM

                  American Enterprise Variable Annuity Account


                                   May 1, 2001


American  Enterprise  Variable Annuity Account is a separate account established
and  maintained  by  American   Enterprise  Life  Insurance   Company  (American
Enterprise Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.


American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
1-800-333-3437

                                            TABLE OF CONTENTS

Performance Information....................................................p.  3

Calculating Annuity Payouts................................................p. 14

Rating Agencies............................................................p. 15

Principal Underwriter......................................................p. 15

Independent Auditors.......................................................p. 16

Financial Statements

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                         P(1+T) to the power of n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)


We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

Average Annual Total Return (Without Purchase Payment Credits) For Annuities With Withdrawal and Selection of the Guaranteed Minimum Income Benefit Rider For Periods Ending Dec. 31, 2000

                                                                                Performance since commencement of the fundb
                                                        Performance since
                                                       commencement of the                                        Since
Subaccount    Investing In:                                subaccounta           1 Year    5 Years  10 Years  Commencement
----------    -------------                                -----------           ------    -------  --------  ------------
              AXP(R) VARIABLE PORTFOLIO -
SBCA1            Blue Chip Advantage Fund (2/00;              -13.75%            -18.48%      --%       --%        -6.16%
                 9/99)c
SBND1            Bond Fund (2/00; 10/81)                       -3.39              -4.10      1.53      6.21         8.29
SCAR1            Capital Resource Fund (2/00;                 -21.56             -24.80      8.05     11.08        11.74
                 10/81)
SCMG1            Cash Management Fund (2/00; 10/81)            -4.12              -3.71      1.88      2.67         4.48
SDEI1            Diversified Equity Income Fund                -0.80              -9.70%      --        --         -4.63
                 (2/00; 9/99)
SEXI1            Extra Income Fund (2/00; 5/96)               -17.24             -17.43       --        --         -1.21
SFDI1            Federal Income Fund (2/00; 9/99)              -1.01              -1.31       --        --         -1.18
SGRO1            Growth Fund (2/00; 9/99)                     -28.61             -26.46       --        --         -9.29
SMGD1            Managed Fund (2/00; 4/86)                     -9.28             -11.08      9.57     10.76         9.64
SNDM1            New Dimensions Fund(R)(2/00; 5/96)           -16.63             -17.21       --        --         14.61
SSCA1            Small Cap Advantage Fund (2/00;               -7.32              -5.21       --        --          5.47
                 9/99)
              AIM V.I.
SCAP1            Capital Appreciation Fund (2/00;             -22.82             -18.86     12.41       --         14.93
                 5/93)
SCDV1            Capital Development Fund (2/00;              -10.27              -0.61       --        --          5.67
                 5/98)
SVAL1            Value Fund (2/00; 5/93)                      -23.41             -22.24     12.82       --         14.88
              ALLIANCE VP
SPGR1            Premier Growth Portfolio (Class              -20.26             -24.18     18.73       --         17.93
                 B) (2/00; 6/92)
STEC1            Technology Portfolio (Class B)               -35.48             -28.62       --        --         18.64
                 (2/00; 1/96)
SUGH1            U.S. Government/High Grade                     1.19               0.83      2.12       --          3.67
                 Securities Portfolio (Class B)
                 (2/00; 9/92)
              BARON CAPITAL FUNDS TRUST
SCAS1            Baron Capital Asset Fund -                   -11.33             -11.38       --        --         23.23
                 Insurance Shares  (2/00; 10/98)
              CREDIT SUISSE WARBURG PINCUS TRUST -
SEGR1            Emerging Growth Portfolio (2/00;             -22.83             -10.36       --        --         14.25
                 9/99) d
              FIDELITY VIP
SGRI1            III Growth & Income Portfolio                 -6.43             -12.33       --        --         11.23
                 (Service Class) (2/00; 12/96)
SMDC1            III Mid Cap Portfolio (Service                 5.96              23.08       --        --         37.47
                 Class) (2/00; 12/98)
SOVS1            Overseas Portfolio (Service                  -26.19             -26.34      7.22      7.15         6.23
                 Class) (2/00; 1/87)
              FRANKLIN TEMPLETON VIP TRUST
SRES1            Franklin Real Estate Fund - Class             23.51              21.15      7.29     11.31         8.30
                 2 (2//00; 1/89)e
SMSS1            Mutual Shares Securities Fund -               10.57               3.10       --        --          8.04
                 Class 2 (2/00; 11/96)e
SISC1            Templeton International Smaller              -10.98             -10.10       --        --          0.40
                 Companies Fund - Class 2 (2/00;
                 5/96)e

Average Annual Total Return (Without Purchase Payment Credits) For Annuities With Withdrawal and Selection of the Guaranteed Minimum Income Benefit Rider For Periods Ending Dec. 31, 2000 (continued)


                                                                                Performance since commencement of the fundb
                                                        Performance since
                                                       commencement of the                                        Since
Subaccount    Investing In:                                subaccounta           1 Year    5 Years  10 Years  Commencement
----------    -------------                                -----------           ------    -------  --------  ------------
              GOLDMAN SACHS VIT
SCGR1            Capital Growth Fund (2/00; 4/98)c            -12.52%            -16.21%      --%       --%         6.40%
SUSE1            CORESM U.S. Equity Fund (2/00;               -13.42             -17.70       --        --          4.59
                 2/98)f
SGLI1            Global Income Fund (2/00; 1/98)               -0.91              -0.79       --        --          0.79
SIEQ1            International Equity Fund (2/00;             -21.59%            -20.93       --        --          6.68%
                 1/98)
SITO1            Internet Tollkeeper FundSM (5/00;            -37.70                --        --        --        -37.59g
                 4/00) f
              JANUS ASPEN SERIES
SAGP1            aggressive Growth Portfolio:                 -45.78             -37.76     16.91       --         19.70
                 Service Shares (2/00; 9/93)h
SGLT1            Global Technology Portfolio:                 -37.83                --        --        --        -39.84g
                 Service Shares (5/00; 1/00)h
SGRP1            Growth Portfolio: Service Shares             -25.41             -22.34     15.17       --         14.65
                 (2/00; 9/93)h
SINT1            International Growth Portfolio:              -32.67             -23.59     20.16       --         17.95
                 Service Shares (2/00; 5/94)h
              J.P. MORGAN
SUDE1            U.S. Disciplined Equity Portfolio            -13.69             -18.90     11.72       --         15.06
                 (2/00; 1/95)
              LAZARD RETIREMENT Series
SREQ1            Equity Portfolio (2/00; 3/98)                 -0.22              -9.09       --        --          1.87
SRIE1            International Equity Portfolio               -12.49             -17.68       --        --          4.11
                 (2/00; 9/98)
              MFS(R)
SNDS1            New Discovery Series - Initial               -18.68             -10.78       --        --         18.44
                 Class (2/00; 5/98)
SRSS1            Research Series - Initial Class              -12.40             -13.37     13.44       --         14.41
                 (2/00; 7/95)
SUTS1            Utilities Series - Initial Class              -8.94              -2.58     17.91       --         20.30
                 (2/00; 1/95)
              ROYCE CAPITAL FUND
SMCC1            Micro-Cap Portfolio (2/00; 12/96)i             9.88               8.32       --        --         14.26
SPRM1            Small-Cap Portfolio (2/00; 12/96)             24.63              22.88       --        --         13.29
              THIRD AVENUE
SVLU1            Value Portfolio (2/00; 9/99)                  30.94              29.92       --        --         30.63
              WANGER
SISM1            International Small Cap (2/00;               -45.06             -34.58     16.84       --         20.86
                 5/95)
SUSC1            U.S. Small Cap (2/00; 5/95)                  -15.17             -14.67     15.79       --         16.74
              WELLS FARGO VT
SEQI1            Equity Income Fund (2/00; 5/96)j               4.87              -7.12       --        --         10.54

a Cumulative return (not annualized) since the commencement date of the subaccount.
b Current applicable charges deducted from fund performance include a $40 contract administrative charge, a 1.45% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.35% annual Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges. Premium taxes are not reflected in these total returns.
c    (Commencement date of the subaccount; Commencement date of the fund).
d    Previously named Warburg Pincus Trust -Emerging Growth Portfolio.
e Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects all future performance.
f    CORESM and Internet Tollkeeper FundSM are service marks of Goldman, Sachs &
     Co.
g Cumulative return (not annualized) since the commencement date of the fund. h The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
i    Previously named Royce Premier Portfolio.
j Performance periods prior to Sept. 20, 1999, reflect performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

Average Annual Total Return (Without Purchase Payment Credits) For Annuities Without Withdrawal and Selection of the Guaranteed Minimum Income Benefit Rider For Periods Ending Dec. 31, 2000


                                                                                Performance since commencement of the fundb
                                                        Performance since
                                                       commencement of the                                        Since
Subaccount    Investing In:                                subaccounta           1 Year    5 Years  10 Years  Commencement
----------    -------------                                -----------           ------    -------  --------  ------------
              AXP(R) VARIABLE PORTFOLIO -
SBCA1            Blue Chip Advantage Fund (2/00;               -7.12%            -12.26%      --%       --%        -0.71%
                 9/99)c
SBND1            Bond Fund (2/00; 10/81)                        4.15               3.37      2.82      6.21         8.29
SCAR1            Capital Resource Fund (2/00;                 -15.60             -19.14      9.05      11.08       11.74
                 10/81)
SCMG1            Cash Management Fund (2/00; 10/81)             3.35               3.79      3.15      2.67         4.48%
SDEI1            Diversified Equity Income Fund                 6.96              -2.72       --        --          1.03
                 (2/00; 9/99)
SEXI1            Extra Income Fund (2/00; 5/96)               -10.91             -11.12       --        --          0.16
SFDI1            Federal Income Fund (2/00; 9/99)               6.73               6.40       --        --          4.71
SGRO1            Growth Fund (2/00; 9/99)                     -23.27             -20.94       --        --         -4.18
SMGD1            Managed Fund (2/00; 4/86)                     -2.26              -4.21     10.52     10.76        9.64
SNDM1            New Dimensions Fund(R)(2/00; 5/96)            -10.25            -10.89       --        --         15.51
SSCA1            Small Cap Advantage Fund (2/00;               -0.13               2.16       --        --         11.50
                 9/99)
              AIM V.I.
SCAP1            Capital Appreciation Fund (2/00;             -16.98             -12.67     13.27       --         15.14
                 5/93)
SCDV1            Capital Development Fund (2/00;               -3.33               7.16       --        --          8.34
                 5/98)
SVAL1            Value Fund (2/00; 5/93)                      -17.61             -16.35     13.68       --         15.09
              ALLIANCE VP
SPGR1            Premier Growth Portfolio (Class              -14.19             -18.46     19.43       --         18.00
                 B) (2/00; 6/92)
STEC1            Technology Portfolio (Class B)               -30.74             -23.28       --        --         19.34
                 (2/00; 1/96)
SUGH1            U.S. Government/High Grade                     9.12               8.72      3.38       --          3.86
                 Securities Portfolio (Class B)
                 (2/00; 9/92)
              BARON CAPITAL FUNDS TRUST
SCAS1            Baron Capital Asset Fund -                    -4.49              -4.55       --        --         25.93
                 Insurance Shares (2/00; 10/98)
              CREDIT SUISSE WARBURG PINCUS TRUST -
SEGR1            Emerging Growth Portfolio (2/00;             -16.99              -3.44       --        --         20.11
                 9/99) d
              FIDELITY VIP
SGRI1            III Growth & Income Portfolio                  0.84              -5.58       --        --         12.48
                 (Service Class) (2/00; 12/96)
SMDC1            III Mid Cap Portfolio (Service                13.96              31.08       --        --         40.32
                 Class) (2/00; 12/98)
SOVS1            Overseas Portfolio (Service                   -20.64             -20.80     8.25      7.15         6.23
                 Class) (2/00; 1/87)
              FRANKLIN TEMPLETON VIP TRUST
SRES1            Franklin Real Estate Fund - Class             31.51              29.15      8.33     11.31         8.30
                 2 (2//00; 1/89)e
SMSS1            Mutual Shares Securities Fund -               18.57              11.10       --        --          9.34
                 Class 2 (2/00; 11/96)e
SISC1            Templeton International Smaller               -4.11              -3.16       --        --          1.80
                 Companies Fund - Class 2 (2/00;
                 5/96)e

Average Annual Total Return (Without Purchase Payment Credits) For Annuities Without Withdrawal and Selection of the Guaranteed Minimum Income Benefit Rider For Periods Ending Dec. 31, 2000 (continued)


                                                                                Performance since commencement of the fundb
                                                        Performance since
                                                       commencement of the                                        Since
Subaccount    Investing In:                                subaccounta           1 Year    5 Years  10 Years  Commencement
----------    -------------                                -----------           ------    -------  --------  ------------
              GOLDMAN SACHS VIT
SCGR1            Capital Growth Fund (2/00; 4/98)c             -5.78%             -9.79%      --%       --%         9.04%
SUSE1            CORESM U.S. Equity Fund (2/00;                -6.76             -11.41       --        --          7.08
                 2/98)f
SGLI1            Global Income Fund (2/00; 1/98)                6.83               6.97       --        --          3.37
SIEQ1            International Equity Fund (2/00;             -15.65             -14.92       --        --          9.00
                 1/98)
SITO1            Internet Tollkeeper FundSM (5/00;            -33.15                --        --        --        -33.03g
                 4/00) f
              JANUS ASPEN SERIES
SAGP1            aggressive Growth Portfolio:                 -41.93             -33.22     17.65       --         19.87
                 Service Shares (2/00; 9/93)h
SGLT1            Global Technology Portfolio:                 -33.29                --        --        --        -35.48g
                 Service Shares (5/00; 1/00)h
SGRP1            Growth Portfolio: Service Shares             -19.79             -16.46     15.96       --         14.88
                 (2/00; 9/93)h
SINT1            International Growth Portfolio:              -27.69             -17.82     20.82       --         18.30
                 Service Shares (2/00; 5/94)h
              J.P. MORGAN
SUDE1            U.S. Disciplined Equity Portfolio             -7.05              -12.72    12.61       --         15.55
                 (2/00; 1/95)
              LAZARD RETIREMENT Series
SREQ1            Equity Portfolio (2/00; 3/98)                  7.59              -2.06       --        --          4.58
SRIE1            International Equity Portfolio                -5.75              -11.39      --        --          7.29
                 (2/00; 9/98)
              MFS(R)
SNDS1            New Discovery Series - Initial               -12.48              -3.89       --        --         20.66
                 Class (2/00; 5/98)
SRSS1            Research Series - Initial Class               -5.65              -6.71     14.27       --         15.01
                 (2/00; 7/95)
SUTS1            Utilities Series - Initial Class              -1.89               5.02     18.62       --         20.69
                 (2/00; 1/95)
              ROYCE CAPITAL FUND
SMCC1            Micro-Cap Portfolio (2/00; 12/96)i            17.88              16.32       --        --         15.41
SPRM1            Small-Cap Portfolio (2/00; 12/96)             32.63              30.88       --        --         14.47
              THIRD AVENUE
SVLU1            Value Portfolio (2/00; 9/99)                  38.94              37.92       --        --         36.39
              WANGER
SISM1            International Small Cap (2/00;               -41.15             -29.76     17.58       --         21.29
                 5/95)
SUSC1            U.S. Small Cap (2/00; 5/95)                   -8.66              -8.12     16.56       --         17.25
              WELLS FARGO VT
SEQI1            Equity Income Fund (2/00; 5/96) j             12.87               0.09       --        --         11.57

a Cumulative return (not annualized) since the commencement date of the subaccount.
b Current applicable charges deducted from fund performance include a $40 contract administrative charge, a 1.45% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.35% annual Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges. Premium taxes are not reflected in these total returns.
c    (Commencement date of the subaccount; Commencement date of the fund).
d    Previously named Warburg Pincus Trust -Emerging Growth Portfolio.
e Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects all future performance.
f    CORESM and Internet Tollkeeper FundSM are service marks of Goldman, Sachs &
     Co.
g Cumulative return (not annualized) since the commencement date of the fund. h The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
i    Previously named Royce Premier Portfolio.
j Performance periods prior to Sept. 20, 1999, reflect performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

Average Annual Total Return (Without Purchase Payment Credits) For Annuities With Withdrawal and Selection of Death Benefit Option A For Periods Ending Dec. 31, 2000


                                                                                Performance since commencement of the fundb
                                                        Performance since
                                                       commencement of the                                        Since
Subaccount    Investing In:                                subaccounta           1 Year    5 Years  10 Years  Commencement
----------    -------------                                -----------           ------    -------  --------  ------------
              AXP(R) VARIABLE PORTFOLIO -
WBCA3            Blue Chip Advantage Fund (3/00;              -15.28%            -18.12%      --%       --%        -5.78%
                 9/99)c
SBND2            Bond Fund (5/00; 10/81)                       -2.36              -3.68      2.00      6.67         8.75
WCAR3            Capital Resource Fund (3/00;                 -23.01             -24.41      8.52     11.54        12.20
                 10/81)
SCMG2            Cash Management Fund (5/00; 10/81)            -4.40              -3.29      2.36      3.12         4.93
WDEI3            Diversified Equity Income Fund                 0.09              -9.29       --        --         -4.19
                 (3/00; 9/99)
WEXI3            Extra Income Fund (3/00; 5/96)               -16.90             -17.03       --        --         -0.77
WFDI3            Federal Income Fund (3/00; 9/99)              -1.04              -0.90       --        --         -0.76
SGRO2            Growth Fund (5/00; 9/99)                     -31.47             -26.07       --        --         -8.87
SGMD2            Managed Fund  (5/00; 4/86)                   -12.28             -10.70     10.04     11.21        10.10
WNDM3            New Dimensions Fund(R)(3/00; 5/96)           -19.98             -16.81       --        --         15.09
WSCA3            Small Cap Advantage Fund (3/00;              -16.75              -4.80       --        --          5.94
                 9/99)
              AIM V.I.
WCAP3            Capital Appreciation Fund (3/00;             -30.12             -18.47     12.88       --         15.40
                 5/93)
SCDV2            Capital Development Fund (5/00;              -11.30              -0.18       --        --          6.15
                 5/98)
WVAL3            Value Fund (3/00; 5/93)                      -24.83             -21.86     13.30       --         15.35
              ALLIANCE VP
SPGR2            Premier Growth Portfolio (Class              -26.97             -23.79     19.21       --         18.40
                 B) (5/00; 6/92)
STEC2            Technology Portfolio (Class B)               -39.77             -28.23       --        --         19.12
                 (5/00; 1/96)
SUGH2            U.S. Government/High Grade                    -5.96               1.25      2.60       --          4.13
                 Securities Portfolio (Class B)
                 (5/00; 9/92)
              BARON CAPITAL FUNDS TRUST
SCAS2            Baron Capital Asset Fund -                   -13.77             -10.97       --        --         23.71
                 Insurance Shares (5/00; 10/98)
              CREDIT SUISSE WARBURG PINCUS TRUST -
SEGR2            Emerging Growth Portfolio (5/00;             -16.54              -9.95       --        --         14.72
                 9/99) d
              FIDELITY VIP
SGRI2            III Growth & Income Portfolio                 -9.07             -11.93       --        --         11.71
                 (Service Class) (5/00; 12/96)
SMDC2            III Mid Cap Portfolio (Service                 3.47              23.55       --        --         37.96
                 Class) (5/00; 12/98)
SOVS2            Overseas Portfolio (Service                  -22.12             -25.95      7.69      7.60         6.68
                 Class) (5/00; 1/87)
              FRANKLIN TEMPLETON VIP TRUST
WRES3            Franklin Real Estate Fund - Class             25.29              21.63      7.77     11.78         8.76
                 2 (3/00; 1/89)e
WMSS3            Mutual Shares Securities Fund -                9.44               3.55       --        --          8.51
                 Class 2 (3/00; 11/96)e
SISC2            Templeton International Smaller              -10.60              -9.69       --        --          0.84
                 Companies Fund - Class 2 (5/00;
                 5/96)e

Average Annual Total Return (Without Purchase Payment Credits) For Annuities With Withdrawal and Selection of Death Benefit Option A For Periods Ending Dec. 31, 2000 (continued)


                                                                                Performance since commencement of the fundb
                                                        Performance since
                                                       commencement of the                                        Since
Subaccount    Investing In:                                subaccounta           1 Year    5 Years  10 Years  Commencement
----------    -------------                                -----------           ------    -------  --------  ------------
              GOLDMAN SACHS VIT
SCGR2            Capital Growth Fund (5/00; 4/98)c            -15.98%            -15.81%      --%       --%         6.87%
WUSE3            CORESM U.S. Equity Fund (3/00;               -14.97             -17.30       --        --          5.06
                 2/98)f
WGLI3            Global Income Fund (3/00; 1/98)               -1.21              -0.37       --        --          1.25
SIEQ2            International Equity Fund (5/00;             -18.86             -20.53       --        --          7.16
                 1/98)
SITO2            Internet Ttollkeeper FundSM                  -37.34                --        --        --        -37.23g
                 (5/00; 4/00) f
              JANUS ASPEN SERIES
SAGP2            aggressive Growth Portfolio:                 -37.26             -37.38     17.39       --         20.17
                 Service Shares (5/00; 9/93)h
SGLT2            Global Technology Portfolio:                 -37.47                --        --        --        -39.46g
                 Service Shares (5/00; 1/00)h
SGRP2            Growth Portfolio: Service Shares             -24.97             -21.94     15.65       --         15.11
                 (5/00; 9/93)h
SINT2            International Growth Portfolio:              -26.78             -23.20     20.63       --         18.42
                 Service Shares (5/00; 5/94)h
              J.P. MORGAN
SUDE2            U.S. Disciplined Equity Portfolio            -18.00             -18.54     12.19       --         15.52
                 (5/00; 1/95)
              LAZARD RETIREMENT Series
SREQ2            Equity Portfolio (5/00; 3/98)                 -7.91              -8.68       --        --          2.34
SRIE2            International Equity Portfolio               -11.91             -17.31       --        --          4.57
                 (5/00; 9/98)
              MFS(R)
SNDS2            New Discovery Series - Initial               -13.93             -10.38       --        --         18.92
                 Class (5/00; 5/98)
SRSS2            Research Series - Initial Class              -17.26             -12.97     13.91       --         14.88
                 (5/00; 7/95)
WUTS3            Utilities Series - Initial Class             -13.72              -2.17     18.38       --         20.77
                 (3/00; 1/95)
              ROYCE Capital Fund
SMCC2            Micro-Cap Portfolio (5/00; 12/96)i             3.89               8.78       --        --         14.74
SPRM2            Small-Cap Portfolio (5/00; 12/96)              6.30              23.36       --        --         13.77
              THIRD AVENUE
SVLU2            Value Portfolio (5/00; 9/99)                  19.56              30.41       --        --         31.12
              WANGER
SISM2            International Small Cap (5/00;               -33.99             -34.20     17.31       --         21.34
                 5/95)
SUSC2            U.S. Small Cap (5/00; 5/95)                   -4.62             -14.27     16.27       --         17.22
              WELLS FARGO VT
WEQI3            Equity Income Fund (3/00; 5/96)j               4.60              -6.71       --        --         11.01

a Cumulative return (not annualized) since the commencement date of the subaccount.
b Current applicable charges deducted from fund performance include a $40 contract administrative charge, a 1.45% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.35% annual Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges. Premium taxes are not reflected in these total returns.
c    (Commencement date of the subaccount; Commencement date of the fund).
d    Previously named Warburg Pincus Trust -Emerging Growth Portfolio.
e Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects all future performance.
f    CORESM and Internet Tollkeeper FundSM are service marks of Goldman, Sachs &
     Co.
g Cumulative return (not annualized) since the commencement date of the fund. h The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
i    Previously named Royce Premier Portfolio.
j Performance periods prior to Sept. 20, 1999, reflect performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

Average Annual Total Return (Without Purchase Payment Credits) For Annuities Without Withdrawal and Selection of Death Benefit Option A For Periods Ending Dec. 31, 2000


                                                                                Performance since commencement of the fundb
                                                        Performance since
                                                       commencement of the                                        Since
Subaccount    Investing In:                                subaccounta           1 Year    5 Years  10 Years  Commencement
----------    -------------                                -----------           ------    -------  --------  ------------
              AXP(R) VARIABLE PORTFOLIO -
WBCA3            Blue Chip Advantage Fund (3/00; 9/99)c        -8.78%            -11.87%      --%       --%        -0.30%
SBND2            Bond Fund (5/00; 10/81)                        5.26               3.83      3.27      6.67         8.75
WCAR3            Capital Resource Fund (3/00; 10/81)          -17.18             -18.71      9.51     11.54        12.20
SCMG2            Cash Management Fund (5/00; 10/81)             3.05               4.25      3.60      3.12         4.93
WDEI3            Diversified Equity Income Fund (3/00;          7.92              -2.27       --        --          1.49
                 9/99)
WEXI3            Extra Income Fund (3/00; 5/96)               -10.55             -10.68       --        --          0.61
WFDI3            Federal Income Fund (3/00; 9/99)               6.69               6.85       --        --          5.16
SGRO2            Growth Fund (5/00; 9/99)                     -26.38             -20.51       --        --         -3.73
SGMD2            Managed Fund  (5/00; 4/86)                    -5.53              -3.81      10.98    11.21        10.10
WNDM3            New Dimensions Fund(R)(3/00; 5/96)           -13.89             -10.44       --        --         15.97
WSCA3            Small Cap Advantage Fund (3/00; 9/99)        -10.38               2.61       --        --         11.96
              AIM V.I.
WCAP3            Capital Appreciation Fund (3/00; 5/93)       -24.92             -12.25     13.73       --         15.60
SCDV2            Capital Development Fund (5/00; 5/98)         -4.46               7.63       --        --          8.80
WVAL3            Value Fund (3/00; 5/93)                      -19.16             -15.93     14.14       --         15.55
              ALLIANCE VP
SPGR2            Premier Growth Portfolio (Class B)           -21.48             -18.03     19.90       --         18.46
                 (5/00; 6/92)
STEC2            Technology Portfolio (Class B) (5/00;        -35.40             -22.86       --        --         19.81
                 1/96)
SUGH2            U.S. Government/High Grade Securities          1.35               9.18       3.83      --          4.31
                 Portfolio (Class B) (5/00; 9/92)
              BARON CAPITAL FUNDS TRUST
SCAS2            Baron Capital Asset Fund - Insurance          -7.14              -4.10       --        --         26.40
                 Shares (5/00; 10/98)
              credit suisse WARBURG PINCUS TRUST -
SEGR2            Emerging Growth Portfolio (5/00;              10.15           -2.99          --        --         20.57
                 9/99) d
              FIDELITY VIP
SGRI2            III Growth & Income Portfolio                 -2.03            -5.15         --        --         12.94
                 (Service Class) (5/00; 12/96)
SMDC2            III Mid Cap Portfolio (Service Class)         11.47            31.55         --        --         40.80
                 (5/00; 12/98)
SOVS2            Overseas Portfolio (Service Class)           -16.22           -20.38        8.71      7.60         6.68
                 (5/00; 1/87)
              FRANKLIN TEMPLETON VIP TRUST
WRES3            Franklin Real Estate Fund - Class 2           33.29            29.63        8.79     11.78         8.76
                 (3/00; 1/89)e
WMSS3            Mutual Shares Securities Fund - Class         17.44            11.55         --        --          9.79
                 2 (3/00; 11/96)e
SISC2            Templeton International Smaller               -3.69            -2.71         --        --          2.25
                 Companies Fund - Class 2 (5/00; 5/96)e


Average Annual Total Return (Without Purchase Payment Credits) For Annuities Without Withdrawal and Selection of Death Benefit Option A For Periods Ending Dec. 31, 2000 (continued)


                                                                                Performance since commencement of the fundb
                                                        Performance since
                                                       commencement of the                                        Since
Subaccount    Investing In:                                subaccounta           1 Year    5 Years  10 Years  Commencement
----------    -------------                                -----------           ------    -------  --------  ------------
              GOLDMAN SACHS VIT
SCGR2            Capital Growth Fund (5/00; 4/98)c             -9.54%             -9.35%      --%       --%         9.49%
WUSE3            CORESM U.S. Equity Fund (3/00; 2/98)f         -8.45             -10.98       --        --         7.53
WGLI3            Global Income Fund (3/00; 1/98)                6.51               7.42       --        --         3.82
SIEQ2            International Equity Fund (5/00; 1/98)       -12.67             -14.49       --        --         9.46
SITO2            Internet Tollkeeper Fundsm (5/00;            -32.76                --        --        --        -32.64g
                 4/00) f
              JANUS ASPEN SERIES
SAGP2            aggressive Growth Portfolio: Service         -32.67             -32.80     18.12       --         20.34
                 Shares (5/00; 9/93)h
SGLT2            Global Technology Portfolio: Service         -32.90                --        --        --        -35.07g
                 Shares (5/00; 1/00)h
SGRP2            Growth Portfolio: Service Shares             -19.31             -16.03     16.42       --         15.34
                 (5/00; 9/93) g
SINT2            International Growth Portfolio:              -21.28             -17.39     21.29       --         18.77
                 Service Shares (5/00; 5/94)h
              J.P. MORGAN
SUDE2            U.S. Disciplined Equity Portfolio            -11.74             -12.32     13.06       --         16.00
                 (5/00; 1/95)
              LAZARD RETIREMENT Series
SREQ2            Equity Portfolio (5/00; 3/98)                 -0.77              -1.61       --        --         5.03
SRIE2            International Equity Portfolio (5/00;         -5.12             -10.99       --        --         7.73
                 9/98)
              MFS(R)
SNDS2            New Discovery Series - Initial Class          -7.31              -3.45       --        --         21.13
                 (5/00; 5/98)
SRSS2            Research Series - Initial Class (5/00;       -10.94              -6.27     14.73       --         15.47
                 7/95)
WUTS3            Utilities Series - Initial Class              -7.08               5.46     19.08       --         21.16
                 (3/00; 1/95)
              ROYCE Capital Fund
SMCC2            Micro-Cap Portfolio (5/00; 12/96)i            11.89              16.78       --        --         15.87
SPRM2            Small-Cap Portfolio (5/00; 12/96)             14.30              31.36       --        --         14.94
              THIRD AVENUE
SVLU2            Value Portfolio (5/00; 9/99)                  27.56              38.41       --        --         36.88
              WANGER
SISM2            International Small Cap (5/00; 5/95)         -29.12             -29.35     18.04       --         21.76
SUSC2            U.S. Small Cap (5/00; 5/95)                    2.80              -7.68     17.02       --         17.72
              WELLS FARGO VT
WEQI3            Equity Income Fund (3/00; 5/96)j              12.60               0.53       --        --         12.02


a Cumulative return (not annualized) since the commencement date of the subaccount.

b Current applicable charges deducted from fund performance include a $40 contract administrative charge, a 1.35% mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes are not reflected in these total returns.

e    (Commencement date of the subaccount; Commencement date of the fund).

d    Previously named Warburg Pincus Trust -Emerging Growth Portfolio.

e Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects all future performance.

f    CORESM and Internet Tollkeeper FundSM are service marks of Goldman, Sachs &
     Co.

g    Cumulative return (not annualized) since the commencement date of the fund.

h The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

i    Previously named Royce Premier Portfolio.

j Performance periods prior to Sept. 20, 1999, reflect performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

Cumulative Total Return

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                        P

where:                P =  a hypothetical initial payment of $1,000
                    ERV =  Ending  Redeemable  Value of a hypothetical  $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the withdrawal charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a withdrawal charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge, the variable account administrative charge, the Maximum Anniversary Value Death Benefit Rider fee, the Enhanced Death Benefit Rider fee, the Guaranteed Minimum Income Benefit Rider fee and the mortality and expense risk fee.

Calculation of Yield for a Subaccount Investing in a Money Market Fund

Annualized Simple Yield:


For a subaccount investing in a money market fund, we base quotations of simple yield on:


     (a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
     (b) less a pro rata share of the subaccount expenses accrued over the period;
     (c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and


     (d)  raising the base period return to the power of 365/7.



The subaccount's value includes:
o    any declared dividends,
o the value of any shares purchased with dividends paid during the period, and
o    any dividends declared for such shares.

It does not include:
o    the  effect of any  applicable  withdrawal  charge,  or
o    any  realized  or unrealized gains or losses.

Annualized Compound Yield:

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1) to the power of 365/7] -1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

Annualized Yields Based on the Seven-Day Period Ending Dec. 31, 2000

Subaccount       Investing In:                                               Simple Yield         Compound Yield
----------       -------------                                               ------------         --------------
SCMG1            AXP(R)Variable Portfolio - Cash Management Fund                   4.33%                4.22
SCMG2            AXP(R)Variable Portfolio - Cash Management Fund                  4.45                  4.55

Annualized Yield for Subaccounts Investing in Income Funds

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                  YIELD = 2[(( a-b + 1) to the power of 6) - 1]
                               ---
                               cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.


Annualized Yield Based on the 30-Day Period Ending Dec. 31, 2000

Subaccount       Investing In:                                                  Simple Yield
----------       -------------                                                  ------------
SBND1            AXP(R)Variable Portfolio - Bond Fund                               6.84%
SBND2            AXP(R)Variable Portfolio - Bond Fund                               7.13
SDEI1            AXP(R)Variable Portfolio - Diversified Equity Income Fund          0.00
WDEI3            AXP(R)Variable Portfolio - Diversified Equity Income Fund          0.00
SEXI1            AXP(R)Variable Portfolio - Extra Income Fund                      10.37
WEXI3            AXP(R)Variable Portfolio - Extra Income Fund                      10.34
SFDI1            AXP(R)Variable Portfolio - Federal Income Fund                     4.11
WFDI3            AXP(R)Variable Portfolio - Federal Income Fund                     5.25

The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

         The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily,
         Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

The Variable Account

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then
o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o    the annuity unit value on the valuation date; by
o    the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o    the net investment factor; and
o    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor

We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per-share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o    dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a variable subaccount.

The One-Year Fixed Account

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your one-year fixed account at the retirement date or the date you have selected to begin receiving your annuity payouts; then
o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES


The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to our general account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.



    Rating Agency                  Rating

      A.M. Best                 A+ (Superior)

    Duff & Phelps                    AAA

       Moody's                 Aa2 (Excellent)

--------------------------------------------------------------------------------
A.M. Best's superior rating reflects our strong distribution network, favorable overall balance sheet, consistently improving profitability, adequate level of capitalization and asset/liability management expertise.

Duff & Phelps rating reflects our consistently excellent profitability record, leadership position in chosen markets, stable operating leverage and effective use of asset/liability management techniques.

Moody's excellent rating reflects our leadership position in financial planning, strong asset, liability management and good capitalization. American Enterprise Life has a strong market focus and greatly emphasizes quality service. This information applies only to fixed products invested in American Enterprise Life's General Account and reflects American Enterprise Life's ability to fulfill its obligations under its contracts. This information does not relate to the management and performance of the separate account assets associated with American Enterprise Life's variable products.

PRINCIPAL UNDERWRITER


The principal underwriter for the contracts is American Express Financial Advisors Inc. (AEFA) which offers them on a continuous basis.

Withdrawal charges received by AEFA for the last year aggregated total $662,606.

Commissions paid by American Enterprise Life for the last year aggregated total $32,468,381.

The contract was new as of 2000 and, therefore, we do not have three years of history for withdrawal charges received and commissions paid.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

American Enterprise Variable Annuity Account -- American Express Signature One Variable Annuity SM

Report of Independent Auditors

The Board of Directors
American Enterprise Life Insurance Company

We have audited the individual and combined statements of net assets of the segregated asset subaccounts of American Enterprise Variable Annuity Account -- American Express Signature One Variable Annuity SM (comprised of subaccounts SBCA1, WBCA3, SBND1, SBND2, SCAR1, WCAR3, SCMG1, SCMG2, SDEI1, WDEI3, SEXI1,
WEXI3,  SFDI1,  WFDI3,  SGRO1,  SGRO2, SMGD1, SMGD2, SNDM1, WNDM3, SSCA1, WSCA3,
SCAP1,  WCAP3,  SCDV1,  SCDV2,  SVAL1, WVAL3, SPGR1, SPGR2, STEC1, STEC2, SUGH1,
SUGH2,  SCAS1,  SCAS2,  SEGR1,  SEGR2, SGRI1, SGRI2, SMDC1, SMDC2, SOVS1, SOVS2,
SRES1,  WRES3,  SMSS1,  WMSS3,  SISC1, SISC2, SCGR1, SCGR2, SUSE1, WUSE3, SGLI1,
WGLI3,  SIEQ1,  SIEQ2,  SITO1,  SITO2, SAGP1, SAGP2, SGLT1, SGLT2, SGRP1, SGRP2,
SINT1,  SINT2,  SUDE1,  SUDE2,  SREQ1, SREQ2, SRIE1, SRIE2, SNDS1, SNDS2, SRSS1,
SRSS2,  SUTS1,  WUTS3,  SMCC1,  SMCC2, SPRM1, SPRM2, SVLU1, SVLU2, SISM1, SISM2,
SUSC1, SUSC2, SEQI1 and WEQI3) as of December 31, 2000, and the related statements of operations and the statements of changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account -- American Express Signature One Variable Annuity SM at December 31, 2000, and the individual and combined results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.



/s/Ernst & Young LLP
   Ernst & Young LLP
Minneapolis, Minnesota
March 23, 2001


American Enterprise Variable Annuity Account - American Enterprise Signature One
Variable AnnuitySM

Statements of Net Assets
December 31, 2000

                                                                 Segregated Asset Subaccounts
Assets                         SBCA1        WBCA3        SBND1        SBND2        SCAR1        WCAR3         SCMG1        SCMG2
Investments in shares
of mutual funds
and portfolios:
   at cost                  $737,134     $795,249     $697,978      $64,239     $783,608     $480,869   $11,570,317   $2,669,821
                            --------     --------     --------      -------     --------     --------   -----------   ----------
   at market value          $674,997     $721,114     $707,009      $65,343     $666,028     $396,867   $11,570,583   $2,669,900
Dividends receivable              --           --        3,894          346           --           --        61,516       13,019
Accounts receivable
from American
Enterprise Life
for contract
purchase payments             13,597           --           --           --           --           --       217,933           --
Receivable from
mutual funds and
portfolios for
share redemptions                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Total assets                 688,594      721,114      710,903       65,689      666,028      396,867    11,850,032    2,682,919
                             =======      =======      =======       ======      =======      =======    ==========    =========

Liabilities
Payable to American
Enterprise Life for:
   Mortality and
   expense risk fee              700          740          782           64          765          408        14,876        2,933
   Issue and
   adminstrative
   expense charge                 72           82           81            7           79           46         1,539          326
   Contract terminations          --           --           --           --           --           --            --           --
Payable to mutual
funds and portfolios
for investments
purchased                         --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Total liabilities                772          822          863           71          844          454        16,415        3,259
                                 ---          ---          ---           --          ---          ---        ------        -----
Net assets
applicable to
contracts in
accumulation period         $687,822     $720,292     $710,040      $65,618     $665,184     $396,413   $11,833,617   $2,679,660
                            ========     ========     ========      =======     ========     ========   ===========   ==========
Accumulation units
outstanding                  737,582      789,468      687,876       63,589      784,777      478,547    11,510,757    2,612,928
                             =======      =======      =======       ======      =======      =======    ==========    =========
Net asset value per
accumulation unit              $0.93        $0.91        $1.03        $1.03        $0.85        $0.83         $1.03        $1.03
                               =====        =====        =====        =====        =====        =====         =====        =====

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Enterprise Signature One
Variable AnnuitySM

Statements of Net Assets
December 31, 2000

                                                                 Segregated Asset Subaccounts
Assets                         SDEI1        WDEI3        SEXI1        WEXI3        SFDI1        WFDI3         SGRO1        SGRO2
Investments in shares
of mutual funds
and portfolios:
   at cost                   $53,914      $69,227     $374,216     $295,174      $25,612     $269,581      $531,572     $189,802
                             -------      -------     --------     --------      -------     --------      --------     --------
   at market value           $55,735      $71,355     $340,308     $266,967      $25,789     $274,491      $411,514     $155,255
Dividends receivable              --           --        2,820        2,260           63        1,159            --           --
Accounts receivable
from American
Enterprise Life
for contract
purchase payments                 --           --           --           --           --       10,619        16,113           --
Receivable from
mutual funds and
portfolios for
share redemptions                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Total assets                  55,735       71,355      343,128      269,227       25,852      286,269       427,627      155,255
                              ======       ======      =======      =======       ======      =======       =======      =======

Liabilities
Payable to American
Enterprise Life for:
   Mortality and
   expense risk fee               40           51          380          286           15          280           467          167
   Issue and
   adminstrative
   expense charge                  4            6           39           32            2           31            48           18
   Contract terminations          --           --           --           --           --           --            --           --
Payable to mutual
funds and portfolios
for investments
purchased                         --           --           --           --           --           --            --           --
Total liabilities                 44           57          419          318           17          311           515          185
                                  --           --          ---          ---           --          ---           ---          ---
Net assets
applicable to
contracts in
accumulation period          $55,691      $71,298     $342,709     $268,909      $25,835     $285,958      $427,112     $155,070
                             =======      =======     ========     ========      =======     ========      ========     ========
Accumulation units
outstanding                   51,889       66,033      390,382      309,687       24,341      272,285       554,033      210,583
                              ======       ======      =======      =======       ======      =======       =======      =======
Net asset value per
accumulation unit              $1.07        $1.08        $0.88        $0.87        $1.06        $1.05         $0.77        $0.74
                               =====        =====        =====        =====        =====        =====         =====        =====

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Enterprise Signature One
Variable AnnuitySM

Statements of Net Assets
December 31, 2000

                                                                 Segregated Asset Subaccounts
Assets                         SMGD1        SMGD2        SNDM1        WNDM3        SSCA1        WSCA3         SCAP1        WCAP3
Investments in shares
of mutual funds
and portfolios:
   at cost                  $649,701      $50,693   $2,561,956   $2,118,023     $156,861     $157,010    $9,655,332   $5,591,320
                            --------      -------   ----------   ----------     --------     --------    ----------   ----------
   at market value          $602,092      $48,046   $2,216,398   $1,836,372     $147,169     $155,370    $7,807,910   $4,680,271
Dividends receivable              --           --           --           --           --           --            --           --
Accounts receivable
from American
Enterprise Life
for contract
purchase payments                 --           --       10,457           --           --           --            --           --
Receivable from
mutual funds and
portfolios for
share redemptions                 --           --           --           --           --           --       158,954       42,799
                               -----        -----        -----        -----        -----        -----       -------       ------
Total assets                 602,092       48,046    2,226,855    1,836,372      147,169      155,370     7,966,864    4,723,070
                             =======       ======    =========    =========      =======      =======     =========    =========

Liabilities
Payable to American
Enterprise Life for:
   Mortality and
   expense risk fee              614           37        2,290        1,843          169          159         8,971        4,953
   Issue and
   adminstrative
   expense charge                 64            4          237          205           17           18           928          550
   Contract terminations          --           --           --           --           --           --       751,474      447,353
Payable to mutual
funds and portfolios
for investments
purchased                         --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Total liabilities                678           41        2,527        2,048          186          177       761,373      452,856
                                 ---           --        -----        -----          ---          ---       -------      -------
Net assets
applicable to
contracts in
accumulation period         $601,414      $48,005   $2,224,328   $1,834,324     $146,983     $155,193    $7,205,491   $4,270,214
                            ========      =======   ==========   ==========     ========     ========    ==========   ==========
Accumulation units
outstanding                  613,005       51,138    2,468,296    2,129,881      146,635      173,145     8,640,727    5,686,014
                             =======       ======    =========    =========      =======      =======     =========    =========
Net asset value per
accumulation unit              $0.98        $0.94        $0.90        $0.86        $1.00        $0.90         $0.83        $0.75
                               =====        =====        =====        =====        =====        =====         =====        =====

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Enterprise Signature One
Variable AnnuitySM

Statements of Net Assets
December 31, 2000

                                                                 Segregated Asset Subaccounts
Assets                         SCDV1        SCDV2        SVAL1        WVAL3        SPGR1        SPGR2         STEC1        STEC2
Investments in
shares of mutual
funds and portfolios:
   at cost                $3,715,799     $831,133  $10,452,824   $5,677,343   $9,263,896   $1,762,470    $9,827,283   $2,823,488
                          ----------     --------  -----------   ----------   ----------   ----------    ----------   ----------
   at market value        $3,604,268     $833,795   $8,885,703   $5,001,448   $8,100,511   $1,523,838    $7,108,159   $2,126,464
Dividends receivable              --           --           --           --           --           --            --           --
Accounts receivable
from American
Enterprise Life
for contract
purchase payments                 --           --       20,255       35,693           --           --            --           --
Receivable from
mutual funds and
portfolios for
share redemptions             73,011          994       11,062        5,583        9,210        1,593        73,599       21,687
                              ------          ---       ------        -----        -----        -----        ------       ------
Total assets               3,677,279      834,789    8,917,020    5,042,724    8,109,721    1,525,431     7,181,758    2,148,151
                           =========      =======    =========    =========    =========    =========     =========    =========

Liabilities
Payable to American
Enterprise Life for:
   Mortality and
   expense risk fee            4,198          895       10,025        5,025        7,582        1,434         8,257        2,338
   Issue and
   adminstrative
   expense charge                435           99        1,037          558          785          159           855          260
   Contract
   terminations              153,599        9,261           --           --       88,956        8,203       528,602      275,865
Payable to mutual
funds and portfolios
for investments
purchased                         --           --       20,255       19,748           --           --            --           --
                               -----        -----       ------       ------        -----        -----         -----        -----
Total liabilities            158,232       10,255       31,317       25,331       97,323        9,796       537,714      278,463
                             -------       ------       ------       ------       ------        -----       -------      -------
Net assets
applicable to
contracts in
accumulation period       $3,519,047     $824,534   $8,885,703   $5,017,393   $8,012,398   $1,515,635    $6,644,044   $1,869,688
                          ==========     ========   ==========   ==========   ==========   ==========    ==========   ==========
Accumulation units
outstanding                3,626,657      850,155   10,737,841    6,186,727    9,297,787    1,898,786     9,542,504    2,881,824
                           =========      =======   ==========    =========    =========    =========     =========    =========
Net asset value per
accumulation unit              $0.97        $0.97        $0.83        $0.81        $0.86        $0.80         $0.70        $0.65
                               =====        =====        =====        =====        =====        =====         =====        =====

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Enterprise Signature One
Variable AnnuitySM

Statements of Net Assets
December 31, 2000

                                                                 Segregated Asset Subaccounts
Assets                         SUGH1        SUGH2        SCAS1        SCAS2        SEGR1        SEGR2         SGRI1        SGRI2
Investments in shares
of mutual funds
and portfolios:
   at cost                  $334,245     $388,973     $645,858      $42,572   $1,408,026     $100,307    $2,314,057     $640,096
                            --------     --------     --------      -------   ----------     --------    ----------     --------
   at market value          $349,621     $410,076     $640,407      $42,157   $1,364,548      $96,004    $2,276,866     $629,502
Dividends receivable              --           --           --           --        1,093           77            --           --
Accounts receivable
from American
Enterprise Life
for contract
purchase payments                 --           --           --           --           --           --         8,508           --
Receivable from
mutual funds and
portfolios for
share redemptions                415          479          746           51        1,033           82         2,637          712
                                 ---          ---          ---           --        -----           --         -----          ---
Total assets                 350,036      410,555      641,153       42,208    1,366,674       96,163     2,288,011      630,214
                             =======      =======      =======       ======    =========       ======     =========      =======

Liabilities
Payable to American
Enterprise Life for:
   Mortality and
   expense risk fee              376          431          676           46          936           74         2,390          641
   Issue and
   adminstrative
   expense charge                 39           48           70            5           97            8           247           71
   Contract terminations          --           --           --           --           --           --            --           --
Payable to mutual
funds and portfolios
for investments
purchased                         --           --           --           --        1,093           77         8,508           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Total liabilities                415          479          746           51        2,126          159        11,145          712
                                 ---          ---          ---           --        -----          ---        ------          ---
Net assets
applicable to
contracts in
accumulation period         $349,621     $410,076     $640,407      $42,157   $1,364,548      $96,004    $2,276,866     $629,502
                            ========     ========     ========      =======   ==========      =======    ==========     ========
Accumulation units
outstanding                  319,326      404,965      667,941       44,186    1,636,600      102,928     2,249,931      637,118
                             =======      =======      =======       ======    =========      =======     =========      =======
Net asset value per
accumulation unit              $1.09        $1.01        $0.96        $0.95        $0.83        $0.93         $1.01        $0.99
                               =====        =====        =====        =====        =====        =====         =====        =====

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Enterprise Signature One
Variable AnnuitySM

Statements of Net Assets
December 31, 2000

                                                                 Segregated Asset Subaccounts
Assets                         SMDC1        SMDC2        SOVS1        SOVS2        SRES1        WRES3         SMSS1        WMSS3
Investments in shares
of mutual funds
and portfolios:
   at cost               $10,972,287   $3,851,423   $  883,010     $476,740     $187,003     $ 53,495       $88,728      $41,172
                         -----------   ----------   ----------     --------     --------     --------       -------      -------
   at market value       $11,458,736   $4,069,055   $  848,407     $429,796     $192,867     $ 55,305       $93,652      $43,361
Dividends receivable          39,807       14,076           --           --           --           --            --           --
Accounts receivable
from American
Enterprise Life
for contract
purchase payments             56,178       96,590           --           --      231,376       76,407            --           --
Receivable from
mutual funds and
portfolios for
share redemptions             79,526       10,853        1,053          481          178           32           116           46
                              ------       ------        -----          ---          ---           --           ---           --
Total assets              11,634,247    4,190,574      849,460      430,277      424,421      131,744        93,768       43,407
                          ==========    =========      =======      =======      =======      =======        ======       ======

Liabilities
Payable to American
Enterprise Life for:
   Mortality and
   expense risk fee           12,606        4,287          954          433          162           29           105           41
   Issue and
   adminstrative
   expense charge              1,305          477           99           48           17            3            11            5
   Contract terminations      65,615        6,089           --           --           --           --            --           --
Payable to mutual
funds and portfolios
for investments
purchased                     39,807       14,076           --           --       70,144       23,051            --           --
                              ------       ------        -----        -----       ------       ------         -----        -----
Total liabilities            119,333       24,929        1,053          481       70,323       23,083           116           46
                             -------       ------        -----          ---       ------       ------           ---           --
Net assets applicable
to contracts in
accumulation period      $11,514,914   $4,165,645   $  848,407     $429,796     $354,098     $108,661       $93,652      $43,361
                         ===========   ==========   ==========     ========     ========     ========       =======      =======
Accumulation units
outstanding               10,072,398    3,649,781    1,064,119      506,216      268,500       91,949        78,742       38,958
                          ==========    =========    =========      =======      =======       ======        ======       ======
Net asset value per
accumulation unit        $      1.14   $     1.14   $     0.80     $   0.85     $   1.32     $   1.18       $  1.19      $  1.11
                         ===========   ==========   ==========     ========     ========     ========       =======      =======

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Enterprise Signature One
Variable AnnuitySM

Statements of Net Assets
December 31, 2000

                                                                 Segregated Asset Subaccounts
Assets                         SISC1        SISC2        SCGR1        SCGR2        SUSE1        WUSE3         SGLI1        WGLI3
Investments in shares
of mutual funds
and portfolios:
   at cost                  $199,647      $31,317   $1,259,604      $90,434   $1,895,833     $585,045      $292,158      $65,737
                            --------      -------   ----------      -------   ----------     --------      --------      -------
   at market value          $191,445      $31,288   $1,094,688      $81,094   $1,788,146     $537,553      $279,026      $62,002
Dividends receivable              --           --           --           --           --           --            --           --
Accounts receivable
from American
Enterprise Life
for contract
purchase payments                 --           --           --           --           --        1,368            --           --
Receivable from
mutual funds and
portfolios for
share redemptions                243           37        6,115          126        2,233          603           349           66
                                 ---           --        -----          ---        -----          ---           ---           --
Total assets                 191,688       31,325    1,100,803       81,220    1,790,379      539,524       279,375       62,068
                             =======       ======    =========       ======    =========      =======       =======       ======

Liabilities
Payable to American
Enterprise Life for:
   Mortality and
   expense risk fee              220           33        1,239          113        2,024          542           316           59
   Issue and
   adminstrative
   expense charge                 23            4          128           13          209           60            33            7
   Contract terminations          --           --        4,748           --           --           --         1,556           --
Payable to mutual
funds and portfolios
for investments
purchased                         --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Total liabilities                243           37        6,115          126        2,233          602         1,905           66
                                 ---           --        -----          ---        -----          ---         -----           --
Net assets
applicable to
contracts in
accumulation period         $191,445      $31,288   $1,094,688      $81,094   $1,788,146     $538,922      $277,470      $62,002
                            ========      =======   ==========      =======   ==========     ========      ========      =======
Accumulation units
outstanding                  198,902       32,516    1,157,325       88,820    1,910,301      587,046       260,288       58,205
                             =======       ======    =========       ======    =========      =======       =======       ======
Net asset value per
accumulation unit              $0.96        $0.96        $0.95        $0.91        $0.94        $0.92         $1.07        $1.07
                               =====        =====        =====        =====        =====        =====         =====        =====

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Enterprise Signature One
Variable AnnuitySM

Statements of Net Assets
December 31, 2000

                                                                 Segregated Asset Subaccounts
Assets                         SIEQ1        SIEQ2        SITO1        SITO2        SAGP1        SAGP2         SGLT1        SGLT2
Investments in shares
of mutual funds
and portfolios:
   at cost                  $593,069      $74,533   $2,147,181     $392,083   $7,148,970   $1,028,306    $3,453,771     $752,388
                            --------      -------   ----------     --------   ----------   ----------    ----------     --------
   at market value          $525,973      $67,507   $1,520,241     $282,777   $5,106,539     $765,327    $2,632,691     $523,174
Dividends receivable              --           --           --           --           --           --            --           --
Accounts receivable
from American
Enterprise Life
for contract
purchase payments                 --           --            --          --       38,187           --        17,094           --
Receivable from
mutual funds and
portfolios for
share redemptions              3,157           81        1,965          316        6,263          896         3,483          673
                               -----           --        -----          ---        -----          ---         -----          ---
Total assets                 529,130       67,588    1,522,206      283,093    5,150,989      766,223     2,653,268      523,847
                             =======       ======    =========      =======    =========      =======     =========      =======

Liabilities
Payable to American
Enterprise Life for:
   Mortality and
   expense risk fee              600           73        1,781          284        5,676          806         3,156          606
   Issue and
   adminstrative
   expense charge                 62            8          184           32          587           90          327            67
   Contract terminations       2,495           --           --           --           --       29,903            --           --
Payable to mutual
funds and portfolios
for investments
purchased                         --           --           --           --       32,977           --        17,094           --
                               -----        -----        -----        -----       ------        -----        ------        -----
Total liabilities              3,157           81        1,965          316       39,240       30,799        20,577          673
                               -----           --        -----          ---       ------       ------        ------          ---
Net assets
applicable to
contracts in
accumulation period         $525,973      $67,507   $1,520,241     $282,777   $5,111,749     $735,424    $2,632,691     $523,174
                            ========      =======   ==========     ========   ==========     ========    ==========     ========
Accumulation units
outstanding                  620,831       76,758    2,259,904      420,195    8,738,986    1,049,927     3,873,125      769,126
                             =======       ======    =========      =======    =========    =========     =========      =======
Net asset value per
accumulation unit              $0.85        $0.88        $0.67        $0.67        $0.58        $0.70         $0.68        $0.68
                               =====        =====        =====        =====        =====        =====         =====        =====

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Enterprise Signature One
Variable AnnuitySM

Statements of Net Assets
December 31, 2000

                                                                 Segregated Asset Subaccounts
Assets                         SGRP1        SGRP2        SINT1        SINT2        SUDE1        SUDE2         SREQ1        SREQ2
Investments in shares
of mutual funds
and portfolios:
   at cost               $12,050,399   $4,208,085   $6,279,291     $976,299     $702,695     $221,257       $84,968      $19,765
                         -----------   ----------   ----------     --------     --------     --------       -------      -------
   at market value       $10,121,092   $3,616,197   $5,312,444     $856,833     $649,819     $201,623       $75,663      $17,993
Dividends receivable              --           --           --           --           --           --            --           --
Accounts receivable
from American
Enterprise Life
for contract
purchase payments             11,221           --       19,691           --       10,739           --            --           --
Receivable from
mutual funds and
portfolios for
share redemptions             12,634       33,598        6,590        1,081          763          231            75           21
                              ------       ------        -----        -----          ---          ---            --           --
Total assets              10,144,947    3,649,795    5,338,725      857,914      661,321      201,854        75,738       18,014
                          ==========    =========    =========      =======      =======      =======        ======       ======

Liabilities
Payable to American
Enterprise Life for:
   Mortality and
   expense risk fee           11,449        3,854        5,972          973          692          208            68           19
   Issue and
   adminstrative
   expense charge              1,185          428          618          108           71           23             7            2
   Contract terminations     174,768      106,383           --           --           --           --            --           --
Payable to mutual
funds and portfolios
for investments
purchased                     11,221           --       14,138           --       10,739           --            --           --
                              ------        -----       ------        -----       ------        -----         -----        -----
Total liabilities            198,623      110,665       20,728        1,081       11,502          231            75           21
                             -------      -------       ------        -----       ------          ---            --           --
Net assets
applicable to
contracts in
accumulation period       $9,946,324   $3,539,130   $5,317,997     $856,833     $649,819     $201,623       $75,663      $17,993
                          ==========   ==========   ==========     ========     ========     ========       =======      =======
Accumulation units
outstanding               12,344,503    4,333,381    7,309,434    1,076,520      696,370      225,425        70,091       17,990
                          ==========    =========    =========    =========      =======      =======        ======       ======
Net asset value per
accumulation unit              $0.81        $0.82        $0.73        $0.80        $0.93        $0.89         $1.08        $1.00
                               =====        =====        =====        =====        =====        =====         =====        =====

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Enterprise Signature One
Variable AnnuitySM

Statements of Net Assets
December 31, 2000

                                                                 Segregated Asset Subaccounts
Assets                         SRIE1        SRIE2        SNDS1        SNDS2        SRSS1        SRSS2         SUTS1        WUTS3
Investments in shares
of mutual funds
and portfolios:
   at cost                   $97,983      $10,498   $4,794,472   $1,282,633   $3,148,471     $980,721    $3,388,535   $1,496,365
                             -------      -------   ----------   ----------   ----------     --------    ----------   ----------
   at market value           $95,318      $10,544   $4,490,857   $1,231,990   $2,820,793     $912,554    $3,416,217   $1,512,108
Dividends receivable              --           --           --           --           --           --            --           --
Accounts receivable
from American
Enterprise Life
for contract
purchase payments                 --           --          276           --           --           --        81,474       24,579
Receivable from
mutual funds and
portfolios for
share redemptions                123            8        6,327        1,434       10,197        1,047         3,709        1,617
                                 ---            -        -----        -----       ------        -----         -----        -----
Total assets                  95,441       10,552    4,497,460    1,233,424    2,830,990      913,601     3,501,400    1,538,304
                              ======       ======    =========    =========    =========      =======     =========    =========

Liabilities
Payable to American
Enterprise Life for:
   Mortality and
   expense risk fee              112            7        4,949        1,291        3,110          942         3,361        1,455
   Issue and
   adminstrative
   expense charge                 11            1          512          143          322          105           348          162
   Contract terminations          --           --          866           --        6,765           --            --           --
Payable to mutual
funds and portfolios
for investments
purchased                         --           --           --           --           --           --           550       23,051
                               -----        -----        -----        -----        -----        -----         -----       ------
Total liabilities                123            8        6,327        1,434       10,197        1,047         4,259       24,668
                                 ---            -        -----        -----       ------        -----         -----       ------
Net assets
applicable to
contracts in
accumulation period          $95,318      $10,544   $4,491,133   $1,231,990   $2,820,793     $912,554    $3,497,141   $1,513,636
                             =======      =======   ==========   ==========   ==========     ========    ==========   ==========
Accumulation units
outstanding                  100,741       11,094    5,109,740    1,291,612    2,978,280    1,013,901     3,551,148    1,785,498
                             =======       ======    =========    =========    =========    =========     =========    =========
Net asset value per
accumulation unit              $0.95        $0.95        $0.88        $0.95        $0.95        $0.90         $0.98        $0.85
                               =====        =====        =====        =====        =====        =====         =====        =====

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Enterprise Signature One
Variable AnnuitySM

Statements of Net Assets
December 31, 2000

                                                                 Segregated Asset Subaccounts
Assets                         SMCC1        SMCC2        SPRM1        SPRM2        SVLU1        SVLU2         SISM1        SISM2
Investments in shares
of mutual funds
and portfolios:
   at cost                  $577,367     $190,887     $409,648      $43,045     $477,971     $207,313    $1,207,409     $399,316
                            --------     --------     --------      -------     --------     --------    ----------     --------
   at market value          $580,432     $195,171     $411,866      $43,370     $514,677     $226,197    $1,000,929     $307,157
Dividends receivable              --           --           --           --           --           --            --           --
Accounts receivable
from American
Enterprise Life
for contract
purchase payments                 --           --      504,454      307,262      649,134      422,689           683           --
Receivable from
mutual funds and
portfolios for
share redemptions                739          200          382           24          486          247         1,069          370
                                 ---          ---          ---           --          ---          ---         -----          ---
Total assets                 581,171      195,371      916,702      350,656    1,164,297      649,133     1,002,681      307,527
                             =======      =======      =======      =======    =========      =======     =========      =======

Liabilities
Payable to American
Enterprise Life for:
   Mortality and
   expense risk fee              670          180          346           22          440          222           969          333
   Issue and
   adminstrative
   expense charge                 69           20           36            2           46           25           100           37
   Contract terminations          --           --           --           --           --           --            --           --
Payable to mutual
funds and portfolios
for investments
purchased                         --           --       64,717       23,051       70,145       23,050            --           --
                               -----        -----       ------       ------       ------       ------         -----        -----
Total liabilities                739          200       65,099       23,075       70,631       23,297         1,069          370
                                 ---          ---       ------       ------       ------       ------         -----          ---
Net assets
applicable to
contracts in
accumulation period         $580,432     $195,171     $851,603     $327,581   $1,093,666     $625,836    $1,001,612     $307,157
                            ========     ========     ========     ========   ==========     ========    ==========     ========
Accumulation units
outstanding                  490,879      172,786      640,318      283,751      785,097      486,466     1,867,143      434,418
                             =======      =======      =======      =======      =======      =======     =========      =======
Net asset value per
accumulation unit              $1.18        $1.13        $1.33        $1.15        $1.39        $1.29         $0.54        $0.71
                               =====        =====        =====        =====        =====        =====         =====        =====

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Enterprise Signature One
Variable AnnuitySM

Statements of Net Assets
December 31, 2000

                                              Segregated Asset Subaccounts
                                                                                 Combined
Assets                         SUSC1        SUSC2        SEQI1        WEQI3   Variable Account
Investments in shares
of mutual funds
and portfolios:
   at cost                  $397,901      $31,117      $52,673     $474,784     $171,553,381
                            --------      -------      -------     --------     ------------
   at market value          $422,391      $31,880      $53,297     $492,112     $151,862,424
Dividends receivable              --           --           --           --          140,130
Accounts receivable
from American
Enterprise Life
for contract
purchase payments                 --           --           --        2,701        2,885,278
Receivable from
mutual funds and
portfolios for
share redemptions                531           38           45          554          607,678
                                 ---           --           --          ---          -------
Total assets                 422,922       31,918       53,342      495,367      155,495,510
                             =======       ======       ======      =======      ===========

Liabilities
Payable to American
Enterprise Life for:
   Mortality and
   expense risk fee              481           34           41          499          166,158
   Issue and
   adminstrative
   expense charge                 50            4            4           55           17,501
   Contract terminations          --           --           --           --        2,662,501
Payable to mutual funds
and portfolios
for investments
purchased                         --           --           --           --          487,492
                               -----        -----        -----        -----        ---------
Total liabilities                531           38           45          554        3,333,652
                                 ---           --           --          ---        ---------
Net assets
applicable to
contracts in
accumulation period         $422,391      $31,880      $53,297     $494,813     $152,161,858
                            ========      =======      =======     ========     ============
Accumulation units
outstanding                  526,560       30,666       47,067      437,005
                             =======       ======       ======      =======
Net asset value per
accumulation unit              $0.80        $1.04        $1.13        $1.13
                               =====        =====        =====        =====

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Enterprise Signature One
Variable AnnuitySM

Statements of Operations
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Investment income           SBCA1(1)     WBCA3(2)     SBND1(1)     SBND2(3)     SCAR1(1)     WCAR3(2)      SCMG1(1)     SCMG2(3)
Dividend income from
mutual funds
and portfolios                $1,523       $1,873      $18,221         $500      $74,653       $39,307     $343,760      $49,562
                              ------       ------      -------         ----      -------       -------     --------      -------
Expenses:
   Mortality and
   expense risk fee            2,895        3,193        4,017          110        2,557        1,370        85,021       11,219
   Administrative charge         299          355          412           12          263          152         8,729        1,243
                                 ---          ---          ---           --          ---          ---         -----        -----
Total expenses                 3,194        3,548        4,429          122        2,820        1,522        93,750       12,462
                               -----        -----        -----          ---        -----        -----        ------       ------
Investment income
(loss) - net                  (1,671)      (1,675)      13,792          378       71,833       37,785       250,010       37,100
                              ======       ======       ======          ===       ======       ======       =======       ======

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss)
on sales of investments
in mutual funds
and portfolios:
   Proceeds from sales       103,210       33,032       28,036        1,661       48,487       26,151    32,589,690    7,049,993
   Cost of investments sold  111,811       33,668       27,749        1,672       54,389       28,322    32,591,422    7,049,972
                             -------       ------       ------        -----       ------       ------    ----------    ---------
Net realized gain
(loss) on investments         (8,601)        (636)         287          (11)      (5,902)      (2,171)       (1,732)          21
Net change in
unrealized appreciation
or depreciation of
investments                  (62,137)     (74,135)       9,031        1,104     (117,580)     (84,002)          266           79
                             -------      -------        -----        -----     --------      -------           ---           --
Net gain (loss)
on investments               (70,738)     (74,771)       9,318        1,093     (123,482)     (86,173)       (1,466)         100
                             -------      -------        -----        -----     --------      -------        ------          ---
Net increase (decrease)
in net assets resulting
from operations             $(72,409)    $(76,446)     $23,110       $1,471     $(51,649)    $(48,388)     $248,544      $37,200
                            ========     ========      =======       ======     ========     ========      ========      =======

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Enterprise Signature One
Variable AnnuitySM

Statements of Operations
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Investment income           SDEI1(1)     WDEI3(2)     SEXI1(1)     WEXI3(2)     SFDI1(1)     WFDI3(2)      SGRO1(1)     SGRO2(3)
Dividend income
from mutual funds
and portfolios                   $47         $171      $12,877       $9,527         $138       $3,215           $--          $--
                                 ---         ----      -------       ------         ----       ------           ---          ---
Expenses:
   Mortality and
   expense risk fee               73          211        1,751        1,222           34          762         1,877          761
   Administrative charge           7           23          181          136            3           85           194           85
                                   -           --          ---          ---            -           --           ---           --
Total expenses                    80          234        1,932        1,358           37          847         2,071          846
                                  --          ---        -----        -----           --          ---         -----          ---
Investment income
(loss) - net                     (33)         (63)      10,945        8,169          101        2,368        (2,071)        (846)
                                 ===          ===       ======        =====          ===        =====        ======         ====

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales            35        1,982        9,275        7,120           20          724         4,563        6,063
   Cost of investments sold       36        2,046       10,013        7,413           20          719         4,974        6,541
                                  --        -----       ------        -----           --          ---         -----        -----
Net realized gain
(loss) on investments             (1)         (64)        (738)        (293)          --            5          (411)        (478)
Net change in
unrealized appreciation
or depreciation
of investments                 1,821        2,128      (33,908)      (28,207)        177        4,910      (120,058)     (34,547)
                               -----        -----      -------       -------         ---        -----      --------      -------
Net gain (loss)
on investments                 1,820        2,064      (34,646)      (28,500)        177        4,915      (120,469)     (35,025)
                               -----        -----      -------       -------         ---        -----      --------      -------
Net increase (decrease)
in net assets resulting
from operations               $1,787       $2,001     $(23,701)     $(20,331)       $278       $7,283     $(122,540)    $(35,871)
                              ======       ======     ========      ========        ====       ======     =========     ========

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Enterprise Signature One
Variable AnnuitySM

Statements of Operations
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Investment income           SMGD1(1)     SMGD2(2)     SNDM1(1)     WNDM3(3)     SSCA1(1)     WSCA3(3)      SCAP1(1)     WCAP3(3)
Dividend income from
mutual funds
and portfolios               $38,162       $1,967     $128,141     $113,407       $4,481       $4,388      $220,091     $130,071
                             -------       ------     --------     --------       ------       ------      --------     --------
Expenses:
   Mortality and
   expense risk fee            2,419          114        9,694        6,601          780          360        42,252       17,601
   Administrative charge         250           13        1,003          734           81           40         4,372        1,956
                                 ---           --        -----          ---           --           --         -----        -----
Total expenses                 2,669          127       10,697        7,335          861          400        46,624       19,557
                               -----          ---       ------        -----          ---          ---        ------       ------
Investment income
(loss) - net                  35,493        1,840      117,444      106,072        3,620        3,988       173,467      110,514
                              ======        =====      =======      =======        =====        =====       =======      =======

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss)
on sales of investments
in mutual funds
and portfolios:
   Proceeds from sales       392,220          144       93,117      243,885        3,413        8,588     1,065,356      747,414
   Cost of investments sold  405,725          152      105,645      258,686        3,600        8,998     1,232,449      822,390
                             -------          ---      -------      -------        -----        -----     ---------      -------
Net realized gain
(loss) on investments        (13,505)          (8)     (12,528)     (14,801)        (187)        (410)     (167,093)     (74,976)
Net change in
unrealized appreciation
or depreciation of
investments                  (47,609)      (2,647)    (345,558)    (281,651)      (9,692)      (1,640)   (1,847,422)    (911,049)
                             -------       ------     --------     --------       ------       ------    ----------     --------
Net gain (loss)
on investments               (61,114)      (2,655)    (358,086)    (296,452)      (9,879)      (2,050)   (2,014,515)    (986,025)
                             -------       ------     --------     --------       ------       ------    ----------     --------
Net increase (decrease)
in net assets resulting
from operations             $(25,621)       $(815)   $(240,642)   $(190,380)     $(6,259)      $1,938   $(1,841,048)   $(875,511)
                            ========        =====    =========    =========      =======       ======   ===========    =========

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Enterprise Signature One
Variable AnnuitySM

Statements of Operations
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Investment income           SCDV1(1)     SCDV2(2)     SVAL1(1)     WVAL3(3)     SPGR1(1)     SPGR2(2)      STEC1(1)     STEC2(2)
Dividend income from
mutual funds
and portfolios                   $--          $--     $394,733     $212,836      $38,919       $1,062      $167,720      $24,981
                                 ---          ---     --------     --------      -------       ------      --------      -------
Expenses:
   Mortality and
   expense risk fee           24,205        5,485       50,753       19,534       37,790        7,194        54,632       10,186
   Administrative charge       2,505          610        5,252        2,171        3,911          800         5,654        1,132
                               -----          ---        -----        -----        -----          ---         -----        -----
Total expenses                26,710        6,095       56,005       21,705       41,701        7,994        60,286       11,318
                              ------        -----       ------       ------       ------        -----        ------       ------
Investment income
(loss) - net                 (26,710)      (6,095)     338,728      191,131       (2,782)      (6,932)      107,434       13,663
                             =======       ======      =======      =======       ======       ======       =======       ======

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss)
on sales of investments
in mutual funds
and portfolios:
   Proceeds from sales       552,388      128,095      611,540      144,709    3,548,140      716,305     3,629,325      498,572
   Cost of investments sold  558,592      121,797      644,939      158,448    3,893,288      770,616     3,962,166      606,372
                             -------      -------      -------      -------    ---------      -------     ---------      -------
Net realized gain
(loss) on investments         (6,204)       6,298      (33,399)     (13,739)    (345,148)     (54,311)     (332,841)    (107,800)
Net change in
unrealized appreciation
or depreciation of
investments                 (111,531)       2,662   (1,567,121)    (675,895)  (1,163,385)    (238,632)   (2,719,124)    (697,024)
                            --------        -----   ----------     --------   ----------     --------    ----------     --------
Net gain (loss)
on investments              (117,735)       8,960   (1,600,520)    (689,634)  (1,508,533)    (292,943)   (3,051,965)    (804,824)
                            --------        -----   ----------     --------   ----------     --------    ----------     --------
Net increase (decrease)
in net assets resulting
from operations            $(144,445)      $2,865  $(1,261,792)   $(498,503) $(1,511,315)   $(299,875)  $(2,944,531)   $(791,161)
                           =========       ======  ===========    =========  ===========    =========   ===========    =========

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Enterprise Signature One
Variable AnnuitySM

Statements of Operations
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Investment income           SUGH1(1)     SUGH2(2)     SCAS1(1)     SCAS2(2)     SEGR1(1)     SEGR2(2)      SGRI1(1)     SGRI2(2)
Dividend income from
mutual funds and
portfolios                       $56          $--          $98          $--       $1,093          $77           $--          $--
                                 ---          ---          ---          ---       ------          ---           ---          ---
Expenses:
   Mortality and
   expense risk fee            1,535        1,914        2,250           94        4,113          298        13,817        3,792
   Administrative charge         159          213          233           10          426           33         1,430          421
                                 ---          ---          ---           --          ---           --         -----          ---
Total expenses                 1,694        2,127        2,483          104        4,539          331        15,247        4,213
                               -----        -----        -----          ---        -----          ---        ------        -----
Investment income
(loss) - net                  (1,638)      (2,127)      (2,385)        (104)      (3,446)        (254)      (15,247)      (4,213)
                              ======       ======       ======         ====       ======         ====       =======       ======

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss)
on sales of investments
in mutual funds
and portfolios:
   Proceeds from sales        15,633        2,234        4,805          249    2,552,040      196,405       810,942      635,202
   Cost of investments sold   15,461        2,170        5,061          258    2,698,239      208,562       789,353      623,151
                              ------        -----        -----          ---    ---------      -------       -------      -------
Net realized gain
(loss) on investments            172           64         (256)          (9)    (146,199)     (12,157)       21,589       12,051
Net change in
unrealized appreciation
or depreciation of
investments                   15,376       21,103       (5,451)         (415)    (43,478)      (4,303)      (37,191)     (10,594)
                              ------       ------       ------          ----     -------       ------       -------      -------
Net gain (loss)
on investments                15,548       21,167       (5,707)         (424)   (189,677)     (16,460)      (15,602)       1,457
                              ------       ------       ------          ----    --------      -------       -------        -----
Net increase (decrease)
in net assets resulting
from operations              $13,910      $19,040      $(8,092)        $(528)  $(193,123)    $(16,714)     $(30,849)     $(2,756)
                             =======      =======      =======         =====   =========     ========      ========      =======

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Enterprise Signature One
Variable AnnuitySM

Statements of Operations
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Investment income           SMDC1(1)     SMDC2(2)     SOVS1(1)     SOVS2(2)     SRES1(1)     WRES3(3)      SMSS1(1)     WMSS3(3)
Dividend income
from mutual funds
and portfolios               $39,807      $14,076          $--          $--         $111          $--           $49          $--
                             -------      -------          ---          ---         ----          ---           ---          ---
Expenses:
   Mortality and
   expense risk fee           53,268       16,989        5,014        2,863          746           36           377           81
   Administrative charge       5,512        1,888          519          318           77            4            39            9
                               -----        -----          ---          ---           --            -            --            -
Total expenses                58,780       18,877        5,533        3,181          823           40           416           90
                              ------       ------        -----        -----          ---           --           ---           --
Investment income
(loss) - net                 (18,973)      (4,801)      (5,533)      (3,181)        (712)         (40)         (367)         (90)
                             =======       ======       ======       ======         ====          ===          ====          ===

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss)
on sales of investments
in mutual funds
and portfolios:
   Proceeds from sales     3,896,679      802,325    2,777,822      157,570      442,490            7         7,603          296
   Cost of investments
   sold                    3,783,007      767,143    2,831,611      163,129      445,431            7         7,517          287
                           ---------      -------    ---------      -------      -------            -         -----          ---
Net realized gain
(loss) on investments        113,672       35,182      (53,789)      (5,559)      (2,941)          --            86            9
Net change in
unrealized appreciation
or depreciation of
investments                  486,449      217,632      (34,603)     (46,944)       5,864        1,810         4,924        2,189
                             -------      -------      -------      -------        -----        -----         -----        -----
Net gain (loss)
on investments               600,121      252,814      (88,392)     (52,503)       2,923        1,810         5,010        2,198
                             -------      -------      -------      -------        -----        -----         -----        -----
Net increase (decrease)
in net assets resulting
from operations             $581,148     $248,013     $(93,925)    $(55,684)      $2,211       $1,770        $4,643       $2,108
                            ========     ========     ========     ========       ======       ======        ======       ======

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Enterprise Signature One
Variable AnnuitySM

Statements of Operations
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Investment income           SISC1(1)     SISC2(2)     SCGR1(1)     SCGR2(2)     SUSE1(1)     WUSE3(3)      SGLI1(1)     WGLI3(3)
Dividend income from
mutual funds
and portfolios                   $16          $--      $65,888       $6,368      $21,076       $6,426       $25,037       $5,604
                                 ---          ---      -------       ------      -------       ------       -------       ------
Expenses:
   Mortality and
   expense risk fee            1,225           68        5,213          420        5,226        1,892         1,497          174
   Administrative charge         127            8          539           47          541          210           155           19
                                 ---            -          ---           --          ---          ---           ---           --
Total expenses                 1,352           76        5,752          467        5,767        2,102         1,652          193
                               -----           --        -----          ---        -----        -----         -----          ---
Investment income
(loss) - net                  (1,336)         (76)      60,136        5,901       15,309        4,324        23,385        5,411
                              ======          ===       ======        =====       ======        =====        ======        =====

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss)
on sales of investments
in mutual funds
and portfolios:
   Proceeds from sales         1,420          127       31,348       39,429       42,982       16,571        10,769        1,366
   Cost of investments sold    1,471          130       32,693       43,887       43,482       17,801        10,435        1,353
                               -----          ---       ------       ------       ------       ------        ------        -----
Net realized gain
(loss) on investments            (51)          (3)      (1,345)      (4,458)        (500)      (1,230)          334           13
Net change in
unrealized appreciation
or depreciation of
investments                   (8,202)         (29)    (164,916)      (9,340)    (107,687)     (47,492)      (13,132)      (3,735)
                              ------          ---     --------       ------     --------      -------       -------       ------
Net gain (loss)
on investments                (8,253)         (32)    (166,261)     (13,798)    (108,187)     (48,722)      (12,798)      (3,722)
                              ------          ---     --------      -------     --------      -------       -------       ------
Net increase (decrease)
in net assets resulting
from operations              $(9,589)       $(108)   $(106,125)     $(7,897)    $(92,878)    $(44,398)      $10,587       $1,689
                             =======        =====    =========      =======     ========     ========       =======       ======

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Enterprise Signature One
Variable AnnuitySM

Statements of Operations
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Investment income           SIEQ1(1)     SIEQ2(2)     SITO1(2)     SITO2(2)     SAGP1(1)     SAGP2(2)      SGLT1(2)     SGLT2(2)
Dividend income
from mutual funds
and portfolios               $31,288       $4,034          $--          $--     $148,180       $4,177      $15,892        $3,180
                             -------       ------          ---          ---     --------       ------      -------        ------
Expenses:
   Mortality and
   expense risk fee            2,811          230       10,366        1,266       31,903        2,961        16,470        2,803
   Administrative charge         291           26        1,073          141        3,301          329         1,704          312
                                 ---           --        -----          ---        -----          ---         -----          ---
Total expenses                 3,102          256       11,439        1,407       35,204        3,290        18,174        3,115
                               -----          ---       ------        -----       ------        -----        ------        -----
Investment income
(loss) - net                  28,186        3,778      (11,439)      (1,407)     112,976          887        (2,282)          65
                              ======        =====      =======       ======      =======          ===        ======           ==

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss)
on sales of investments
in mutual funds
and portfolios:
   Proceeds from sales        23,461          306      312,421       13,734      484,066       24,299     3,855,085       72,010
   Cost of investments sold   25,166          329      327,444       14,568      610,347       32,474     4,273,284       94,478
                              ------          ---      -------       ------      -------       ------     ---------       ------
Net realized gain
(loss) on investments         (1,705)         (23)     (15,023)        (834)    (126,281)      (8,175)     (418,199)     (22,468)
Net change in
unrealized appreciation
or depreciation of
investments                  (67,096)      (7,026)    (626,940)    (109,306)  (2,042,431)    (262,979)     (821,080)    (229,214)
                             -------       ------     --------     --------   ----------     --------      --------     --------
Net gain (loss)
on investments               (68,801)      (7,049)    (641,963)    (110,140)  (2,168,712)    (271,154)   (1,239,279)    (251,682)
                             -------       ------     --------     --------   ----------     --------    ----------     --------
Net increase (decrease)
in net assets resulting
from operations             $(40,615)     $(3,271)   $(653,402)   $(111,547) $(2,055,736)   $(270,267)  $(1,241,561)   $(251,617)
                            ========      =======    =========    =========  ===========    =========   ===========    =========

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Enterprise Signature One
Variable AnnuitySM

Statements of Operations
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Investment income           SGRP1(1)     SGRP2(2)     SINT1(1)     SINT2(2)     SUDE1(1)     SUDE2(2)      SREQ1(1)     SREQ2(2)
Dividend income from
mutual funds
and portfolios              $198,587      $62,948     $101,665      $11,739       $2,486         $811        $8,523       $2,030
                            --------      -------     --------      -------       ------         ----        ------       ------
Expenses:
   Mortality and
   expense risk fee           57,718       16,003       28,010        4,031        2,563          858           306           64
   Administrative charge       5,973        1,779        2,899          448          265           95            31            7
                               -----        -----        -----          ---          ---           --            --            -
Total expenses                63,691       17,782       30,909        4,479        2,828          953           337           71
                              ------       ------       ------        -----        -----          ---           ---           --
Investment income
(loss) - net                 134,896       45,166       70,756        7,260         (342)        (142)        8,186        1,959
                             =======       ======       ======        =====         ====         ====         =====        =====

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss)
on sales of investments
in mutual funds
and portfolios:
   Proceeds from sales       907,073    1,268,630      303,629      466,847       37,132        3,442        51,869           72
   Cost of investments sold  969,356    1,355,800      340,997      509,084       40,104        3,611        52,684           73
                             -------    ---------      -------      -------       ------        -----        ------           --
Net realized gain
(loss) on investments        (62,283)     (87,170)     (37,368)     (42,237)      (2,972)        (169)         (815)          (1)
Net change in
unrealized appreciation
or depreciation of
investments               (1,929,307)    (591,888)    (966,847)    (119,466)     (52,876)     (19,634)       (9,305)      (1,772)
                          ----------     --------     --------     --------      -------      -------        ------       ------
Net gain (loss)
on investments            (1,991,590)    (679,058)  (1,004,215)    (161,703)     (55,848)     (19,803)      (10,120)      (1,773)
                          ----------     --------   ----------     --------      -------      -------       -------       ------
Net increase (decrease)
in net assets resulting
from operations          $(1,856,694)   $(633,892)   $(933,459)   $(154,443)    $(56,190)    $(19,945)      $(1,934)        $186
                         ===========    =========    =========    =========     ========     ========       =======         ====

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Enterprise Signature One
Variable AnnuitySM

Statements of Operations
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Investment income           SRIE1(1)     SRIE2(2)     SNDS1(1)     SNDS2(2)     SRSS1(1)     SRSS2(2)      SUTS1(1)     WUTS3(3)
Dividend income from
mutual funds
and portfolios                $1,418         $105      $20,097          $--       $4,526          $--        $2,406          $--
                              ------         ----      -------          ---       ------          ---        ------          ---
Expenses:
   Mortality and
   expense risk fee              459            7       27,299        8,280       14,937        2,394        11,220        4,520
   Administrative charge          47            1        2,825          920        1,546          266         1,161          502
                                  --            -        -----          ---        -----          ---         -----          ---
Total expenses                   506            8       30,124        9,200       16,483        2,660        12,381        5,022
                                 ---            -       ------        -----       ------        -----        ------        -----
Investment income
(loss) - net                     912           97      (10,027)      (9,200)     (11,957)      (2,660)       (9,975)      (5,022)
                                 ===           ==      =======       ======      =======       ======        ======       ======

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss)
on sales of investments
in mutual funds
and portfolios:
   Proceeds from sales         2,356            8      272,483      581,606      107,807       26,600       934,352       48,669
   Cost of investments sold    2,457            8      296,880      571,681      114,332       29,020       932,151       48,043
                               -----            -      -------      -------      -------       ------       -------       ------
Net realized gain
(loss) on investments           (101)          --      (24,397)       9,925       (6,525)      (2,420)        2,201          626
Net change in
unrealized appreciation
or depreciation of
investments                   (2,665)          46     (303,615)     (50,643)    (327,678)     (68,167)       27,682       15,743
                              ------           --     --------      -------     --------      -------        ------       ------
Net gain (loss)
on investments                (2,766)          46     (328,012)     (40,718)    (334,203)     (70,587)       29,883       16,369
                              ------           --     --------      -------     --------      -------        ------       ------
Net increase (decrease)
in net assets resulting
from operations              $(1,854)        $143    $(338,039)    $(49,918)   $(346,160)    $(73,247)      $19,908      $11,347
                             =======         ====    =========     ========    =========     ========       =======      =======

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Enterprise Signature One
Variable AnnuitySM

Statements of Operations
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Investment income           SMCC1(1)     SMCC2(2)     SPRM1(1)     SPRM2(2)     SVLU1(1)     SVLU2(2)      SISM1(1)     SISM2(2)
Dividend income from
mutual funds
and portfolios               $16,789       $4,948      $22,031       $1,605         $280         $132           $--          $--
                             -------       ------      -------       ------         ----         ----           ---          ---
Expenses:
   Mortality and
   expense risk fee            1,911          712        1,193           71        1,127          478         4,678        1,814
   Administrative charge         198           79          123            8          116           53           484          201
                                 ---           --          ---            -          ---           --           ---          ---
Total expenses                 2,109          791        1,316           79        1,243          531         5,162        2,015
                               -----          ---        -----           --        -----          ---         -----        -----
Investment income
(loss) - net                  14,680        4,157       20,715        1,526         (963)        (399)       (5,162)      (2,015)
                              ======        =====       ======        =====         ====         ====        ======       ======

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss)
on sales of investments
in mutual funds
and portfolios:
   Proceeds from sales        31,035          790       69,955        5,081       27,109       12,312        39,043        5,191
   Cost of investments sold   30,602          771       69,187        4,785       26,162       11,869        47,487        5,371
                              ------          ---       ------        -----       ------       ------        ------        -----
Net realized gain (loss)
on investments                   433           19          768          296          947          443        (8,444)        (180)
Net change in
unrealized appreciation
or depreciation of
investments                    3,065        4,284        2,218          325       36,706       18,884      (206,480)     (92,159)
                               -----        -----        -----          ---       ------       ------      --------      -------
Net gain (loss)
on investments                 3,498        4,303        2,986          621       37,653       19,327      (214,924)     (92,339)
                               -----        -----        -----          ---       ------       ------      --------      -------
Net increase (decrease)
in net assets resulting
from operations              $18,178       $8,460      $23,701       $2,147      $36,690      $18,928     $(220,086)    $(94,354)
                             =======       ======      =======       ======      =======      =======     =========     ========

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Enterprise Signature One
Variable AnnuitySM

Statements of Operations
Period ended December 31, 2000

                                     Segregated Asset Subaccounts
                                                                                  Combined
Investment income           SUSC1(1)     SUSC2(2)     SEQI1(1)     WEQI3(3)   Variable Account
Dividend income from
mutual funds
and portfolios                   $--          $--         $165       $5,853      $2,898,010
                                 ---          ---         ----       ------      ----------
Expenses:
   Mortality and
   expense risk fee            1,783          130           76        2,067         793,094
   Administrative charge         184           14            7          230          83,239
                                 ---           --            -          ---          ------
Total expenses                 1,967          144           83        2,297         876,333
                               -----          ---           --        -----         -------
Investment income
(loss) - net                  (1,967)        (144)          82        3,556       2,021,677
                              ======         ====           ==        =====       =========

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss)
on sales of investments
in mutual funds
and portfolios:
   Proceeds from sales        47,686        1,949           83      112,410      74,890,168
   Cost of investments sold   47,360        1,940           83      113,337      76,979,594
                              ------        -----           --      -------      ----------
Net realized gain
(loss) on investments            326            9           --         (927)     (2,089,426)
Net change in
unrealized appreciation
or depreciation of
investments                   24,490          763          624       17,328     (19,690,957)
                              ------          ---          ---       ------     -----------
Net gain (loss)
on investments                24,816          772          624       16,401     (21,780,383)
                              ------          ---          ---       ------     -----------
Net increase (decrease)
in net assets resulting
from operations              $22,849         $628         $706       $19,957   $(19,758,706)
                             =======         ====         ====       =======   ============

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Enterprise Signature One
Variable AnnuitySM

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Operations                   SBCA1(1)     WBCA3(2)     SBND1(1)     SBND2(3)     SCAR1(1)     WCAR3(2)      SCMG1(1)     SCMG2(3)
Investment income
(loss) - net                 $(1,671)     $(1,675)     $13,792         $378      $71,833      $37,785      $250,010      $37,100
Net realized gain
(loss) on investments         (8,601)        (636)         287          (11)      (5,902)      (2,171)       (1,732)          21
Net change in
unrealized appreciation
or depreciation
of investments               (62,137)     (74,135)       9,031        1,104     (117,580)     (84,002)          266           79
                             -------      -------        -----        -----     --------      -------           ---           --
Net increase (decrease)
in net assets resulting
from operations              (72,409)     (76,446)      23,110        1,471      (51,649)     (48,388)      248,544       37,200
                             =======      =======       ======        =====      =======      =======       =======       ======

Contract transactions
Contract purchase payments   657,680      769,145      614,278       57,985      732,254      170,164    30,026,918    4,269,523
Net transfers(4)             119,581       41,107       75,028        6,312       (9,985)     279,623   (17,446,429)  (1,615,535)
Contract terminations:
   Surrender benefits
   and contract charges      (17,030)     (13,514)      (2,376)        (150)      (5,436)      (4,986)     (995,416)     (11,528)
   Death benefits                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Increase (decrease) from
contract transactions        760,231      796,738      686,930       64,147      716,833      444,801    11,585,073    2,642,460
                             -------      -------      -------       ------      -------      -------    ----------    ---------
Net assets at
beginning of year                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Net assets at end of year   $687,822     $720,292     $710,040      $65,618     $665,184     $396,413   $11,833,617   $2,679,660
                            ========     ========     ========      =======     ========     ========   ===========   ==========

Accumulation unit activity
Units outstanding at
beginning of year                 --           --           --           --           --           --            --           --
Contract purchase payments   632,897      756,398      616,025       57,580      803,355      177,703    29,699,520    4,214,767
Net transfers(4)             122,786       46,995       74,203        6,156      (12,183)     306,851   (17,222,340)  (1,590,647)
Contract terminations:
   Surrender benefits and
   contract charges          (18,101)     (13,925)      (2,352)        (147)      (6,395)      (6,007)     (966,423)     (11,192)
   Death benefits                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Units outstanding at
end of year                  737,582      789,468      687,876       63,589      784,777      478,547    11,510,757    2,612,928
                             =======      =======      =======       ======      =======      =======    ==========    =========

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(4) Includes transfer activity from (to) other subacounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Enterprise Signature One
Variable AnnuitySM

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Operations                  SDEI1(1)     WDEI3(2)     SEXI1(1)     WEXI3(2)     SFDI1(1)     WFDI3(2)      SGRO1(1)     SGRO2(3)
Investment income
(loss) - net                    $(33)        $(63)     $10,945       $8,169         $101       $2,368       $(2,071)       $(846)
Net realized gain
(loss) on investments             (1)         (64)        (738)        (293)          --            5          (411)        (478)
Net change in
unrealized appreciation
or depreciation
of investments                 1,821        2,128      (33,908)     (28,207)         177        4,910      (120,058)     (34,547)
                               -----        -----      -------      -------          ---        -----      --------      -------
Net increase (decrease)
in net assets resulting
from operations                1,787        2,001      (23,701)     (20,331)         278        7,283      (122,540)     (35,871)
                               =====        =====      =======      =======          ===        =====      ========      =======

Contract transactions
Contract purchase payments    14,489       18,770      298,158      277,965       21,586      249,431       510,924      188,611
Net transfers(4)              39,415       50,527       70,689       13,650        3,971       29,750        40,828        2,330
Contract terminations:
   Surrender benefits
   and contract charges           --           --       (2,437)      (2,375)          --         (506)       (2,100)          --
   Death benefits                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Increase (decrease) from
contract transactions         53,904       69,297      366,410      289,240       25,557      278,675       549,652      190,941
                              ------       ------      -------      -------       ------      -------       -------      -------
Net assets at
beginning of year                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Net assets at end of year    $55,691      $71,298     $342,709     $268,909      $25,835     $285,958      $427,112     $155,070
                             =======      =======     ========     ========      =======     ========      ========     ========

Accumulation unit activity
Units outstanding at
beginning of year                 --           --           --           --           --            --           --           --
Contract purchase payments    13,938       17,292      317,723      297,468       20,581      243,999       519,042      207,981
Net transfers(4)              37,951       48,741       75,331       14,892        3,760       28,773        37,718        2,602
Contract terminations:
   Surrender benefits and
   contract charges               --           --       (2,672)      (2,673)          --         (487)       (2,727)          --
   Death benefits                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Units outstanding at
end of year                   51,889       66,033      390,382      309,687       24,341      272,285       554,033      210,583
                              ======       ======      =======      =======       ======      =======       =======      =======

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(4) Includes  transfer  activity from (to) other subacounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Enterprise Signature One
Variable AnnuitySM

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Operations                  SMGD1(1)     SMGD2(2)     SNDM1(1)     WNDM3(3)     SSCA1(1)     WSCA3(3)      SCAP1(1)     WCAP3(3)
Investment income
(loss) - net                 $35,493       $1,840     $117,444     $106,072       $3,620       $3,988      $173,467     $110,514
Net realized gain
(loss) on investments        (13,505)          (8)     (12,528)     (14,801)        (187)        (410)     (167,093)     (74,976)
Net change in
unrealized appreciation
or depreciation
of investments               (47,609)      (2,647)    (345,558)    (281,651)      (9,692)      (1,640)   (1,847,422)    (911,049)
                             -------       ------     --------     --------       ------       ------    ----------     --------
Net increase (decrease)
in net assets resulting
from operations              (25,621)        (815)    (240,642)    (190,380)      (6,259)       1,938    (1,841,048)    (875,511)
                             =======         ====     ========     ========       ======        =====    ==========     ========

Contract transactions
Contract purchase payments   592,277       35,092    2,310,821    1,621,877      154,774      136,222     8,340,609    3,962,436
Net transfers(4)              44,579       13,786      208,870      420,630       (1,532)      17,256       771,411    1,227,799
Contract terminations:
   Surrender benefits and
   contract charges           (9,821)         (58)     (54,721)     (17,803)          --         (223)      (65,481)     (44,510)
   Death benefits                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Increase (decrease) from
contract transactions        627,035       48,820    2,464,970    2,024,704      153,242      153,255     9,046,539    5,145,725
                             -------       ------    ---------    ---------      -------      -------     ---------    ---------
Net assets at
beginning of year                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Net assets at end of year   $601,414      $48,005   $2,224,328   $1,834,324     $146,983     $155,193    $7,205,491   $4,270,214
                            ========      =======   ==========   ==========     ========     ========    ==========   ==========

Accumulation unit activity
Units outstanding at
beginning of year                 --           --           --           --           --           --            --           --
Contract purchase payments   576,405       36,506    2,320,492    1,699,790      148,253      154,535     8,198,709    4,532,087
Net transfers(4)              47,010       14,695      209,407      450,792       (1,618)      18,840       520,911    1,213,274
Contract terminations:
   Surrender benefits and
   contract charges          (10,410)         (63)     (61,603)     (20,701)          --         (230)      (78,893)     (59,347)
   Death benefits                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Units outstanding at
end of year                  613,005       51,138    2,468,296    2,129,881      146,635      173,145     8,640,727    5,686,014
                             =======       ======    =========    =========      =======      =======     =========    =========

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(4) Includes  transfer  activity from (to) other subacounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Enterprise Signature One
Variable AnnuitySM

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Operations                  SCDV1(1)     SCDV2(2)     SVAL1(1)     WVAL3(3)     SPGR1(1)     SPGR2(2)      STEC1(1)     STEC2(2)
Investment income
(loss) - net                $(26,710)     $(6,095)    $338,728     $191,131      $(2,782)     $(6,932)     $107,434      $13,663
Net realized gain
(loss) on investments         (6,204)       6,298      (33,399)     (13,739)    (345,148)     (54,311)    (332,841)     (107,800)
Net change in
unrealized appreciation
or depreciation
of investments              (111,531)       2,662   (1,567,121)    (675,895)  (1,163,385)    (238,632)   (2,719,124)    (697,024)
                            --------        -----   ----------     --------   ----------     --------    ----------     --------
Net increase (decrease)
in net assets resulting
from operations             (144,445)       2,865   (1,261,792)    (498,503)  (1,511,315)    (299,875)   (2,944,531)    (791,161)
                            ========        =====   ==========     ========   ==========     ========    ==========     ========

Contract transactions
Contract purchase payments 3,494,876      950,297    7,793,238    4,030,271    6,272,243    1,959,383     8,534,763    2,343,724
Net transfers(4)             195,642     (117,605)   2,521,039    1,565,861    3,391,591     (129,775)    1,155,880      336,764
Contract terminations:
   Surrender benefits and
   contract charges          (27,026)     (11,023)    (166,782)     (67,495)     (83,289)     (14,098)     (102,068)     (19,639)
   Death benefits                 --           --           --      (12,741)     (56,832)          --            --           --
                               -----        -----        -----      -------      -------        -----         -----        -----
Increase (decrease) from
contract transactions      3,663,492      821,669   10,147,495    5,515,896    9,523,713     1,815,510    9,588,575    2,660,849
                           ---------      -------   ----------    ---------    ---------     ---------    ---------    ---------
Net assets at
beginning of year                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Net assets at end of year $3,519,047     $824,534   $8,885,703   $5,017,393   $8,012,398   $1,515,635    $6,644,044   $1,869,688
                          ==========     ========   ==========   ==========   ==========   ==========    ==========   ==========

Accumulation unit activity
Units outstanding at
beginning of year                 --           --           --           --           --            --           --           --
Contract purchase payments 3,444,651      976,071    8,266,220    4,464,626    6,116,208    2,042,190     8,622,637    2,661,258
Net transfers(4)             209,868     (114,591)   2,672,563    1,822,819    3,339,213     (125,781)    1,065,532      245,599
Contract terminations:
   Surrender benefits and
   contract charges          (27,862)     (11,325)    (200,942)     (83,327)     (96,848)     (17,623)     (145,665)     (25,033)
   Death benefits                 --           --           --      (17,391)     (60,786)          --            --           --
                               -----        -----        -----      -------      -------        -----         -----        -----
Units outstanding at
end of year                3,626,657      850,155   10,737,841    6,186,727    9,297,787    1,898,786     9,542,504    2,881,824
                           =========      =======   ==========    =========    =========    =========     =========    =========

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(4) Includes  transfer  activity from (to) other subacounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Enterprise Signature One
Variable AnnuitySM

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Operations                  SUGH1(1)     SUGH2(2)     SCAS1(1)     SCAS2(2)     SEGR1(1)     SEGR2(2)      SGRI1(1)     SGRI2(2)
Investment income
(loss) - net                 $(1,638)     $(2,127)     $(2,385)       $(104)     $(3,446)       $(254)     $(15,247)     $(4,213)
Net realized gain
(loss) on investments            172           64         (256)          (9)    (146,199)     (12,157)       21,589       12,051
Net change in
unrealized appreciation
or depreciation
of investments                15,376       21,103       (5,451)        (415)     (43,478)      (4,303)      (37,191)     (10,594)
                              ------       ------       ------         ----      -------       ------       -------      -------
Net increase (decrease)
in net assets resulting
from operations               13,910       19,040       (8,092)        (528)    (193,123)     (16,714)      (30,849)      (2,756)
                              ======       ======       ======         ====     ========      =======       =======       ======

Contract transactions
Contract purchase payments   319,770      382,858      277,784       42,793      302,520       45,047     2,454,712    1,043,174
Net transfers(3)              19,203        8,286      373,594           --    1,261,399       68,242      (97,138)    (398,226)
Contract terminations:
   Surrender benefits and
   contract charges           (3,262)        (108)      (2,879)        (108)      (6,248)        (571)      (49,859)     (12,690)
   Death benefits                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Increase (decrease) from
contract transactions        335,711      391,036      648,499       42,685    1,557,671      112,718     2,307,715      632,258
                             -------      -------      -------       ------    ---------      -------     ---------      -------
Net assets at
beginning of year                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Net assets at end of year   $349,621     $410,076     $640,407      $42,157   $1,364,548      $96,004    $2,276,866     $629,502
                            ========     ========     ========      =======   ==========      =======    ==========     ========

Accumulation unit activity
Units outstanding at
beginning of year                 --           --           --           --           --            --           --           --
Contract purchase payments   304,584      396,920      284,163       44,300      333,344       41,920     2,372,205    1,032,040
Net transfers(3)              17,854        8,153      386,849           --    1,310,784       61,622       (74,752)    (382,104)
Contract terminations:
   Surrender benefits and
   contract charges           (3,112)        (108)      (3,071)        (114)      (7,528)        (614)      (47,522)     (12,818)
   Death benefits                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Units outstanding at
end of year                  319,326      404,965      667,941       44,186    1,636,600      102,928     2,249,931      637,118
                             =======      =======      =======       ======    =========      =======     =========      =======

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) Includes  transfer  activity from (to) other subacounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Enterprise Signature One
Variable AnnuitySM

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Operations                  SMDC1(1)     SMDC2(2)     SOVS1(1)     SOVS2(2)     SRES1(1)     WRES3(3)      SMSS1(1)     WMSS3(3)
Investment income
(loss) - net                $(18,973)     $(4,801)     $(5,533)     $(3,181)       $(712)        $(40)        $(367)        $(90)
Net realized gain
(loss) on investments        113,672       35,182      (53,789)      (5,559)      (2,941)          --            86            9
Net change in
unrealized appreciation
or depreciation
of investments               486,449      217,632      (34,603)     (46,944)       5,864        1,810         4,924        2,189
                             -------      -------      -------      -------        -----        -----         -----        -----
Net increase (decrease)
in net assets resulting
from operations              581,148      248,013      (93,925)     (55,684)       2,211        1,770         4,643        2,108
                             =======      =======      =======      =======        =====        =====         =====        =====

Contract transactions
Contract purchase payments 7,559,233    3,628,721      841,589      444,999      122,626       23,968        54,201       33,052
Net transfers(4)           3,546,696      337,286      168,253       41,735      229,261       82,923        41,995        8,407
Contract terminations:
   Surrender benefits and
   contract charges         (172,163)     (48,375)      (8,337)      (1,254)          --           --        (7,187)        (206)
   Death benefits                 --           --      (59,173)          --           --           --            --           --
                               -----        -----      -------        -----        -----        -----         -----        -----
Increase (decrease) from
contract transactions     10,933,766    3,917,632      942,332      485,480      351,887      106,891        89,009       41,253
                          ----------    ---------      -------      -------      -------      -------        ------       ------
Net assets at
beginning of year                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Net assets at
end of year              $11,514,914   $4,165,645     $848,407     $429,796     $354,098     $108,661       $93,652      $43,361
                         ===========   ==========     ========     ========     ========     ========       =======      =======

Accumulation unit activity
Units outstanding at
beginning of year                 --           --           --           --           --            --           --           --
Contract purchase payments 6,971,606    3,395,156      954,864      462,213      100,047       21,476        48,762       31,175
Net transfers(4)           3,251,812      305,424      192,243       45,436      168,453       70,473        36,521        7,974
Contract terminations:
   Surrender benefits and
   contract charges         (151,020)     (50,799)     (10,421)      (1,433)          --           --        (6,541)        (191)
   Death benefits                 --           --     (72,567)           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Units outstanding at
end of year               10,072,398    3,649,781    1,064,119      506,216      268,500       91,949        78,742       38,958
                          ==========    =========    =========      =======      =======       ======        ======       ======

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(4) Includes  transfer  activity from (to) other subacounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Enterprise Signature One
Variable AnnuitySM

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Operations                  SISC1(1)     SISC2(2)     SCGR1(1)     SCGR2(2)     SUSE1(1)     WUSE3(3)      SGLI1(1)     WGLI3(3)
Investment income
(loss) - net                 $(1,336)        $(76)     $60,136       $5,901      $15,309       $4,324       $23,385       $5,411
Net realized gain
(loss) on investments            (51)          (3)      (1,345)      (4,458)        (500)      (1,230)          334           13
Net change in
unrealized appreciation
or depreciation
of investments                (8,202)         (29)    (164,916)      (9,340)    (107,687)     (47,492)      (13,132)      (3,735)
                              ------          ---     --------       ------     --------      -------       -------       ------
Net increase (decrease)
in net assets resulting
from operations               (9,589)        (108)    (106,125)      (7,897)     (92,878)     (44,398)       10,587        1,689
                              ======         ====     ========       ======      =======      =======        ======        =====

Contract transactions
Contract purchase payments   198,397       31,447    1,096,235      110,089    1,864,441      377,379       264,785       61,486
Net transfers(4)               2,637           --      114,644       (6,407)      37,429      207,131         2,441           64
Contract terminations:
   Surrender benefits and
   contract charges               --          (51)     (10,066)        (932)     (20,846)      (1,190)         (343)      (1,237)
   Death benefits                 --           --           --      (13,759)          --           --            --           --
                               -----        -----        -----      -------        -----        -----         -----        -----
Increase (decrease) from
contract transactions        201,034       31,396    1,200,813       88,991    1,881,024      583,320       266,883       60,313
                             -------       ------    ---------       ------    ---------      -------       -------       ------
Net assets at
beginning of year                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Net assets at end of year   $191,445      $31,288   $1,094,688      $81,094   $1,788,146     $538,922      $277,470      $62,002
                            ========      =======   ==========      =======   ==========     ========      ========      =======

Accumulation unit activity
Units outstanding at
beginning of year                 --           --           --           --           --           --            --           --
Contract purchase payments   196,279       32,571    1,054,879      113,417    1,893,090      378,248       256,717       59,393
Net transfers(4)               2,623           --      113,042       (7,330)      38,122      209,541         3,896           --
Contract terminations:
   Surrender benefits and
   contract charges               --          (55)     (10,596)      (1,024)     (20,911)        (743)         (325)      (1,188)
   Death benefits                 --           --           --      (16,243)          --           --            --           --
                               -----        -----        -----      -------        -----        -----         -----        -----
Units outstanding at
end of year                  198,902       32,516    1,157,325       88,820    1,910,301      587,046       260,288       58,205
                             =======       ======    =========       ======    =========      =======       =======       ======

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(4) Includes  transfer  activity from (to) other subacounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Enterprise Signature One
Variable AnnuitySM

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Operations                  SIEQ1(1)     SIEQ2(2)     SITO1(2)     SITO2(2)     SAGP1(1)     SAGP2(2)      SGLT1(2)     SGLT2(2)
Investment income
(loss) - net                 $28,186       $3,778     $(11,439)     $(1,407)    $112,976         $887       $(2,282)         $65
Net realized gain
(loss) on investments         (1,705)         (23)     (15,023)        (834)    (126,281)      (8,175)     (418,199)     (22,468)
Net change in
unrealized appreciation
or depreciation
of investments               (67,096)      (7,026)    (626,940)    (109,306)  (2,042,431)    (262,979)     (821,080)    (229,214)
                             -------       ------     --------     --------   ----------     --------      --------     --------
Net increase (decrease)
in net assets resulting
from operations              (40,615)      (3,271)    (653,402)    (111,547)  (2,055,736)    (270,267)   (1,241,561)    (251,617)
                             =======       ======     ========     ========   ==========     ========    ==========     ========

Contract transactions
Contract purchase payments   542,000       70,098    2,312,744      308,383    6,344,432    1,022,625     3,213,371      804,617
Net transfers(3)              30,733          730     (119,886)      87,112      888,356       (6,889)      685,549      (13,006)
Contract terminations:
   Surrender benefits and
   contract charges           (6,145)         (50)     (19,215)      (1,171)     (65,303)     (10,045)      (24,668)     (16,820)
   Death benefits                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Increase (decrease) from
contract transactions        566,588       70,778    2,173,643      394,324    7,167,485    1,005,691     3,874,252      774,791
                             -------       ------    ---------      -------    ---------    ---------     ---------      -------
Net assets at
beginning of year                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Net assets at end of year   $525,973      $67,507   $1,520,241     $282,777   $5,111,749     $735,424    $2,632,691     $523,174
                            ========      =======   ==========     ========   ==========     ========    ==========     ========

Accumulation unit activity
Units outstanding at
beginning of year                 --           --           --           --           --            --           --           --
Contract purchase payments   592,759       75,989    2,410,689      315,353    7,693,553    1,074,287     3,331,978      819,039
Net transfers(3)              35,301          827     (122,106)     106,335    1,158,024      (11,926)      577,423      (25,178)
Contract terminations:
   Surrender benefits and
   contract charges           (7,229)         (58)     (28,679)      (1,493)    (112,591)      (12,434)     (36,276)     (24,735)
   Death benefits                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Units outstanding at
end of year                  620,831       76,758    2,259,904      420,195    8,738,986    1,049,927     3,873,125      769,126
                             =======       ======    =========      =======    =========    =========     =========      =======

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) Includes  transfer  activity from (to) other subacounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Enterprise Signature One
Variable AnnuitySM

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Operations                  SGRP1(1)     SGRP2(2)     SINT1(1)     SINT2(2)     SUDE1(1)     SUDE2(2)      SREQ1(1)     SREQ2(2)
Investment income
(loss) - net                $134,896      $45,166      $70,756       $7,260        $(342)       $(142)       $8,186       $1,959
Net realized gain
(loss) on investments        (62,283)     (87,170)     (37,368)     (42,237)      (2,972)        (169)         (815)          (1)
Net change in
unrealized appreciation
or depreciation
of investments            (1,929,307)    (591,888)    (966,847)    (119,466)     (52,876)     (19,634)       (9,305)      (1,772)
                          ----------     --------     --------     --------      -------      -------        ------       ------
Net increase (decrease)
in net assets resulting
from operations           (1,856,694)    (633,892)    (933,459)    (154,443)     (56,190)     (19,945)       (1,934)         186
                          ==========     ========     ========     ========      =======      =======        ======          ===

Contract transactions
Contract purchase payments 9,270,767    4,356,177    5,581,638    1,036,637      727,508      167,220       128,629       17,807
Net transfers(3)           2,685,786      (91,152)     731,095        8,613      (16,485)      56,905       (51,032)          --
Contract terminations:
   Surrender benefits and
   contract charges         (153,535)     (79,104)     (61,277)     (21,102)      (5,014)      (2,557)           --           --
   Death benefits                 --      (12,899)          --      (12,872)          --           --            --           --
                               -----      -------        -----      -------        -----        -----         -----        -----
Increase (decrease) from
contract transactions     11,803,018    4,173,022    6,251,456    1,011,276      706,009      221,568        77,597       17,807
                          ----------    ---------    ---------    ---------      -------      -------        ------       ------
Net assets at
beginning of year                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Net assets at end of year $9,946,324   $3,539,130   $5,317,997     $856,833     $649,819     $201,623       $75,663      $17,993
                          ==========   ==========   ==========     ========     ========     ========       =======      =======

Accumulation unit activity
Units outstanding at
beginning of year                 --           --           --           --           --            --           --           --
Contract purchase payments 9,751,230    4,566,065    6,504,706    1,105,360      719,697      172,359       116,923       17,990
Net transfers(3)           2,782,822     (100,737)     888,669       14,587      (17,936)      55,758       (46,832)          --
Contract terminations:
   Surrender benefits and
   contract charges         (189,549)    (114,862)     (83,941)     (26,378)      (5,391)      (2,692)           --           --
   Death benefits                 --     (17,085)           --     (17,049)           --           --            --           --
                               -----     -------         -----     -------         -----        -----         -----        -----
Units outstanding at
end of year               12,344,503    4,333,381    7,309,434    1,076,520      696,370      225,425        70,091       17,990
                          ==========    =========    =========    =========      =======      =======        ======       ======

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) Includes  transfer  activity from (to) other subacounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Enterprise Signature One
Variable AnnuitySM

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Operations                  SRIE1(1)     SRIE2(2)     SNDS1(1)     SNDS2(2)     SRSS1(1)     SRSS2(2)      SUTS1(1)     WUTS3(3)
Investment income
(loss) - net                    $912          $97     $(10,027)     $(9,200)    $(11,957)     $(2,660)      $(9,975)     $(5,022)
Net realized gain
(loss) on investments           (101)          --      (24,397)       9,925       (6,525)      (2,420)        2,201          626
Net change in
unrealized appreciation
or depreciation
of investments                (2,665)          46     (303,615)     (50,643)    (327,678)     (68,167)       27,682       15,743
                              ------           --     --------      -------     --------      -------        ------       ------
Net increase (decrease)
in net assets resulting
from operations               (1,854)         143     (338,039)     (49,918)    (346,160)     (73,247)       19,908       11,347
                              ======          ===     ========      =======     ========      =======        ======       ======

Contract transactions
Contract purchase payments    44,929       10,401    4,202,541    1,660,790    2,850,712      892,057     2,575,119    1,115,702
Net transfers(4)              52,243           --      700,671     (372,404)     349,676      102,612       936,291      410,432
Contract terminations:
   Surrender benefits and
   contract charges               --           --      (74,040)      (6,478)     (33,435)      (8,868)      (34,177)     (23,845)
   Death benefits                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Increase (decrease) from
contract transactions         97,172       10,401    4,829,172    1,281,908    3,166,953      985,801     3,477,233    1,502,289
                              ------       ------    ---------    ---------    ---------      -------     ---------    ---------
Net assets at
beginning of year                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Net assets at end of year    $95,318      $10,544   $4,491,133   $1,231,990   $2,820,793     $912,554    $3,497,141   $1,513,636
                             =======      =======   ==========   ==========   ==========     ========    ==========   ==========

Accumulation unit activity
Units outstanding at
beginning of year                 --           --           --           --           --            --           --           --
Contract purchase payments    45,840       11,094    4,426,084    1,650,661    2,679,770      914,568     2,629,424    1,326,506
Net transfers(4)              54,901           --      767,792     (352,973)     333,705      109,186       956,598      487,045
Contract terminations:
   Surrender benefits and
   contract charges               --           --      (84,136)      (6,076)     (35,195)      (9,853)      (34,874)     (28,053)
   Death benefits                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Units outstanding at
end of year                  100,741       11,094    5,109,740    1,291,612    2,978,280    1,013,901     3,551,148    1,785,498
                             =======       ======    =========    =========    =========    =========     =========    =========

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(4) Includes  transfer  activity from (to) other subacounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Enterprise Signature One
Variable AnnuitySM

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Operations                  SMCC1(1)     SMCC2(2)     SPRM1(1)     SPRM2(2)     SVLU1(1)     SVLU2(2)      SISM1(1)     SISM2(2)
Investment income
(loss) - net                 $14,680       $4,157      $20,715       $1,526        $(963)       $(399)      $(5,162)     $(2,015)
Net realized gain
(loss) on investments            433           19          768          296          947          443        (8,444)        (180)
Net change in
unrealized appreciation
or depreciation
of investments                 3,065        4,284        2,218          325       36,706       18,884      (206,480)     (92,159)
                               -----        -----        -----          ---       ------       ------      --------      -------
Net increase (decrease)
in net assets resulting
from operations               18,178        8,460       23,701        2,147       36,690       18,928      (220,086)     (94,354)
                              ======        =====       ======        =====       ======       ======      ========      =======

Contract transactions
Contract purchase payments   318,917      184,795      258,160       18,172      285,684      180,937     1,162,298      407,278
Net transfers(3)             244,332        1,916      570,299      307,262      771,787      427,085        63,523         (151)
Contract terminations:
   Surrender benefits and
   contract charges             (995)          --         (557)          --         (495)      (1,114)       (4,123)      (5,616)
   Death benefits                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Increase (decrease) from
contract transactions        562,254      186,711      827,902      325,434    1,056,976      606,908     1,221,698      401,511
                             -------      -------      -------      -------    ---------      -------     ---------      -------
Net assets at
beginning of year                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Net assets at end of year   $580,432     $195,171     $851,603     $327,581   $1,093,666     $625,836    $1,001,612     $307,157
                            ========     ========     ========     ========   ==========     ========    ==========     ========

Accumulation unit activity
Units outstanding at
beginning of year                 --           --           --           --           --            --           --           --
Contract purchase payments   275,711      171,877      209,531       17,600      225,970      155,367     1,801,426      440,269
Net transfers(3)             216,030          909      431,206      266,151      559,483      331,963        72,741           --
Contract terminations:
   Surrender benefits and
   contract charges             (862)          --         (419)          --         (356)        (864)       (7,024)      (5,851)
   Death benefits                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Units outstanding at
end of year                  490,879      172,786      640,318      283,751      785,097      486,466     1,867,143      434,418
                             =======      =======      =======      =======      =======      =======     =========      =======

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) Includes  transfer  activity from (to) other subacounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Enterprise Signature One
Variable AnnuitySM

Statements of Changes in Net Assets
Period ended December 31, 2000

                                        Segregated Asset Subaccounts
                                                                                    Combined
Operations                  SUSC1(1)     SUSC2(2)     SEQI1(1)     WEQI3(3)     Variable Account
Investment income
(loss) - net                 $(1,967)       $(144)         $82       $3,556       $2,021,677
Net realized gain
(loss) on investments            326            9           --         (927)      (2,089,426)
Net change in
unrealized appreciation
or depreciation
of investments                24,490          763          624       17,328      (19,690,957)
                              ------          ---          ---       ------      -----------
Net increase (decrease)
in net assets resulting
from operations               22,849          628          706       19,957      (19,758,706)
                              ======          ===          ===       ======      ===========

Contract transactions
Contract purchase payments   369,485       24,274       40,473      241,629      165,741,096
Net transfers(4)              30,900        6,978       12,118      251,382        9,116,294
Contract terminations:
   Surrender benefits and
   contract charges             (843)          --           --      (18,155)      (2,768,550)
   Death benefits                 --           --           --           --         (168,276)
                               -----        -----        -----        -----         --------
Increase (decrease) from
contract transactions        399,542       31,252       52,591      474,856      171,920,564
                             -------       ------       ------      -------      -----------
Net assets at
beginning of year                 --           --           --           --               --
                               -----        -----        -----        -----            -----
Net assets at end of year   $422,391      $31,880      $53,297     $494,813     $152,161,858
                            ========      =======      =======     ========     ============

Accumulation unit activity
Units outstanding at
beginning of year                 --           --           --           --
Contract purchase payments   486,875       23,944       36,039      224,160
Net transfers(4)              40,761        6,722       11,028      229,583
Contract terminations:
   Surrender benefits and
   contract charges           (1,076)          --           --      (16,738)
   Death benefits                 --           --           --           --
                               -----        -----        -----        -----
Units outstanding at
end of year                  526,560       30,666       47,067      437,005
                             =======       ======       ======      =======

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(4) Includes  transfer  activity from (to) other subacounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account -- American Express Signature One Variable AnnuitySM

Notes to Financial Statements
--------------------------------------------------------------------------------
1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under Indiana law on July 15, 1987 and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940 Act). Operations of the Account commenced on Feb. 21, 1995.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as diversified (non-diversified for Credit Suisse Warburg Pincus Trust -- Emerging Growth Portfolio), open-end management investment companies and have the following investment managers.

--------------- -------------------------------------- -------------------------
Subaccount      Invests exclusively in shares of       Investment Manager
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SBCA1           AXP(R) Variable Portfolio - Blue Chip  IDS Life Insurance
WBCA3           Advantage Fund                         Company(1)
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SBND1           AXP(R) Variable Portfolio - Bond Fund  IDS Life Insurance
SBND2                                                  Company(1)
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SCAR1           AXP(R) Variable Portfolio - Capital    IDS Life Insurance
WCAR3           Resource Fund                          Company(1)
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SCMG1           AXP(R) Variable Portfolio - Cash       IDS Life Insurance
SCMG2           Management Fund                        Company(1)
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SDEI1           AXP(R) Variable Portfolio -            IDS Life Insurance
WDEI3           Diversified Equity Income Fund         Company(1)
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SEXI1           AXP(R) Variable Portfolio - Extra      IDS Life Insurance
WEXI3           Income Fund                            Company(1)
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SFDI1           AXP(R) Variable Portfolio - Federal    IDS Life Insurance
WFDI3           Income Fund                            Company(1)
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SGRO1           AXP(R) Variable Portfolio -            IDS Life Insurance
SGRO2           Growth Fund                            Company(1)
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SMGD1           AXP(R) Variable Portfolio - Managed    IDS Life Insurance
SMGD2           Fund                                   Company(1)
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SNDM1           AXP(R) Variable Portfolio - New        IDS Life Insurance
WNDM3           Dimensions Fund(R)                     Company(1)
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SSCA1           AXP(R) Variable Portfolio - Small Cap  IDS Life Insurance
WSCA3           Advantage Fund                         Company(2)
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SCAP1           AIM V.I. Capital Appreciation Fund     A I M Advisors, Inc.
WCAP3
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SCDV1           AIM V.I. Capital Development Fund      A I M Advisors, Inc.
SCDV2
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SVAL1           AIM V.I. Value Fund                    A I M Advisors, Inc.
WVAL3
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SPGR1           Alliance VP Premier Growth Portfolio   Alliance Capital
SPGR2           (Class B)                              Management, L.P.
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
STEC1           Alliance VP Technology Portfolio       Alliance Capital
STEC2           (Class B)                              Management, L.P.
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SUGH1           Alliance VP U.S. Government/High       Alliance Capital
SUGH2           Grade Securities Portfolio (Class B)   Management, L.P.
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SCAS1           Baron Capital Asset Fund - Insurance   BAMCO, Inc.
SCAS2           Shares
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SEGR1           Credit Suisse Warburg Pincus Trust -   Credit Suisse Asset
SEGR2           Emerging Growth Portfolio              Management, LLC
--------------- -------------------------------------- -------------------------

--------------- -------------------------------------- -------------------------
Subaccount      Invests exclusively in shares of       Investment Manager
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SGRI1           Fidelity VIP III Growth & Income       Fidelity Management &
SGRI2           Portfolio (Service Class)              Research Company (FMR)(3)
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SMDC1           Fidelity VIP III Mid Cap Portfolio     Fidelity Management &
SMDC2           (Service Class)                        Research Company (FMR)(3)
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SOVS1           Fidelity VIP Overseas Portfolio        Fidelity Management &
SOVS2           (Service Class)                        Research Company (FMR)(4)
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SRES1           FTVIPT Franklin Real Estate            Franklin Advisers, Inc.
WRES3           Securities Fund - Class 2
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SMSS1           FTVIPT Mutual Shares Securities Fund   Franklin Mutual
WMSS3           - Class 2                              Advisers, LLC
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SISC1           FTVIPT Templeton International         Templeton Investment
SISC2           Smaller Companies Fund - Class 2       Counsel, LLC
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SCGR1           Goldman Sachs VIT Capital Growth Fund  Goldman Sachs Asset
SCGR2                                                  Management
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SUSE1           Goldman Sachs VIT CORESM U.S. Equity   Goldman Sachs Asset
WUSE3           Fund                                   Management
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SGLI1           Goldman Sachs VIT Global Income Fund   Goldman Sachs Asset
WGLI3                                                  Management International
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SIEQ1           Goldman Sachs VIT International        Goldman Sachs Asset
SIEQ2           Equity Fund                            Management International
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SITO1           Goldman Sachs VIT Internet             Goldman Sachs Asset
SITO2           Tollkeeper FundSM                      Management
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SAGP1           Janus Aspen Series Aggressive Growth   Janus Capital
SAGP2           Portfolio: Service Shares
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SGLT1           Janus Aspen Series Global Technology   Janus Capital
SGLT2           Portfolio: Service Shares
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SGRP1           Janus Aspen Series Growth Portfolio:   Janus Capital
SGRP2           Service Shares
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SINT1           Janus Aspen Series International       Janus Capital
SINT2           Growth Portfolio: Service Shares
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SUDE1           J.P. Morgan U.S. Disciplined Equity    J.P. Morgan
SUDE2           Portfolio
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SREQ1           Lazard Retirement Equity Portfolio     Lazard Asset Management
SREQ2
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SRIE1           Lazard Retirement International        Lazard Asset Management
SRIE2           Equity Portfolio
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SNDS1           MFS(R) New Discovery Series -          MFS Investment
SNDS2           Initial Class                          Management(R)
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SRSS1           MFS(R) Research Series -               MFS Investment
SRSS2           Initial Class                          Management(R)
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SUTS1           MFS(R) Utilities Series -              MFS Investment
WUTS3           Initial Class                          Management(R)
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SMCC1           Royce Micro-Cap Portfolio              Royce & Associates, Inc.
SMCC2
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SPRM1           Royce Small-Cap Portfolio              Royce & Associates, Inc.
SPRM2
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SVLU1           Third Avenue Value Portfolio           EQSF Advisers, Inc.
SVLU2
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SISM1           Wanger International Small Cap         Liberty Wanger Asset
SISM2                                                  Management, L.P.
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SUSC1           Wanger U.S. Small Cap                  Liberty Wanger Asset
SUSC2                                                  Management, L.P.
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SEQI1           Wells Fargo VT Equity Income Fund      Wells Fargo Funds
WEQI3                                                  Management, LLC(5)
--------------- -------------------------------------- -------------------------

(1) American Express Financial Corporation (AEFC) is the investment adviser.
(2) AEFC is the investment adviser. Kenwood Capital Management LLC is the sub-investment adviser.
(3) FMR U.K.  and FMR Far  East  are the  sub-investment advisers.
(4) FMR U.K., FMR Far East, Fidelity International Investment Advisors and FIIA U.K. are the sub-investment advisers.
(5) Wells Capital Management Incorporated is the sub-adviser.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

--------------------------------------------------------------------------------
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

--------------------------------------------------------------------------------
3. MORTALITY AND EXPENSE RISK FEE

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. The mortality and expense risk fee paid to American Enterprise Life is computed daily and is equal, on an annual basis, to either 1.35% or 1.45% of the average daily net assets of the subaccounts, depending on the death benefit option that applies to the contract.

--------------------------------------------------------------------------------
4. ADMINISTRATIVE CHARGE

American Enterprise Life deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses. This charge cannot be increased.

--------------------------------------------------------------------------------
5. CONTRACT ADMINISTRATIVE CHARGE

American Enterprise Life deducts a contract administrative charge of $40 per year on each contract anniversary. This charge cannot be increased and does not apply after annuity payouts begin. American Enterprise Life does not expect to profit from this charge. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. This charge is waived when the contract value is $100,000 or more on the current contract anniversary. The $40 annual charge is deducted at the time of any full withdrawal.

--------------------------------------------------------------------------------
6. WITHDRAWAL CHARGE

American Enterprise Life will use a withdrawal charge to help it recover certain expenses relating to the sale of the annuity. The withdrawal charge is deducted for withdrawals up to the first nine payment years following a purchase payment. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $662,606 in 2000 and $479,554 in 1999. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life. This charge is waived if the withdrawal meets certain provisions as stated in the contract.

--------------------------------------------------------------------------------
7. INVESTMENT IN SHARES

The subaccounts' investments in shares of the Funds as of Dec. 31, 2000 were as follows:

---------------- ------------------------------ ---------------- ---------------
Subaccount       Investment                              Shares             NAV
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SBCA1            AXP(R) Variable Portfolio -             68,294          $ 9.88
WBCA3            Blue Chip Advantage Fund                72,960            9.88
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SBND1            AXP(R) Variable Portfolio -             68,197           10.37
SBND2            Bond Fund                                6,303           10.37
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SCAR1            AXP(R) Variable Portfolio -             25,065           26.57
WCAR3            Capital Resource Fund                   14,935           26.57
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SCMG1            AXP(R) Variable Portfolio -         11,574,470            1.00
SCMG2            Cash Management Fund                 2,670,797            1.00
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SDEI1            AXP(R) Variable Portfolio -              5,570           10.01
WDEI3            Diversified Equity Income                7,130           10.01
                 Fund
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SEXI1            AXP(R) Variable Portfolio -             48,668            6.99
WEXI3            Extra Income Fund                       38,180            6.99
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SFDI1            AXP(R) Variable Portfolio -              2,535           10.17
WFDI3            Federal Income Fund                     26,979           10.17
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SGRO1            AXP(R) Variable Portfolio -             43,661            9.43
SGRO2            Growth Fund                             16,472            9.43
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
Subaccount       Investment                              Shares             NAV
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SMGD1            AXP(R) Variable Portfolio -             34,053           17.68
SMGD2            Managed Fund                             2,717           17.68
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SNDM1            AXP(R) Variable Portfolio -            115,355           19.21
WNDM3            New Dimensions Fund(R)                  95,576           19.21
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SSCA1            AXP(R) Variable Portfolio -             13,137           11.20
WSCA3            Small Cap Advantage Fund                13,869           11.20
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SCAP1            AIM V.I. Capital                       253,175           30.84
WCAP3            Appreciation Fund                      151,760           30.84
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SCDV1            AIM V.I. Capital Development           277,465           12.99
SCDV2            Fund                                    64,187           12.99
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SVAL1            AIM V.I. Value Fund                    325,364           27.31
WVAL3                                                   183,136           27.31
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SPGR1            Alliance VP Premier Growth             253,696           31.93
SPGR2            Portfolio (Class B)                     47,724           31.93
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
STEC1            Alliance VP Technology                 285,468           24.90
STEC2            Portfolio (Class B)                     85,400           24.90
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SUGH1            Alliance VP U.S.                        30,036           11.64
SUGH2            Government/High Grade                   35,230           11.64
                 Securities Portfolio (Class
                 B)
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SCAS1            Baron Capital Asset Fund -              37,104           17.26
SCAS2            Insurance Shares                         2,442           17.26
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SEGR1            Credit Suisse Warburg Pincus           106,108           12.86
SEGR2            Trust - Emerging Growth                  7,465           12.86
                 Portfolio
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SGRI1            Fidelity VIP III Growth &              149,892           15.19
SGRI2            Income Portfolio (Service               41,442           15.19
                 Class)
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SMDC1            Fidelity VIP III Mid Cap               566,703           20.22
SMDC2            Portfolio (Service Class)              201,239           20.22
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SOVS1            Fidelity VIP Overseas                   42,548           19.94
SOVS2            Portfolio (Service Class)               21,554           19.94
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SRES1            FTVIPT Franklin Real Estate             11,110           17.36
WRES3            Fund - Class 2                           3,186           17.36
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SMSS1            FTVIPT Mutual Shares                     6,586           14.22
WMSS3            Securities Fund - Class 2                3,049           14.22
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SISC1            FTVIPT Templeton                        17,825           10.74
SISC2            International Smaller                    2,913           10.74
                 Companies Fund -
                 Class 2
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SCGR1            Goldman Sachs VIT Capital               90,545           12.09
SCGR2            Growth Fund                              6,708           12.09
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SUSE1            Goldman Sachs VIT CORESM               143,281           12.48
WUSE3            U.S. Equity Fund                        43,073           12.48
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SGLI1            Goldman Sachs VIT Global                28,618            9.75
WGLI3            Income Fund                              6,359            9.75
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SIEQ1            Goldman Sachs VIT                       44,650           11.78
SIEQ2            International Equity Fund                5,731           11.78
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SITO1            Goldman Sachs VIT Internet             223,565            6.80
SITO2            Tollkeeper FundSM                       41,585            6.80
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SAGP1            Janus Aspen Series                     141,967           35.97
SAGP2            Aggressive Growth Portfolio:            21,277           35.97
                 Service Shares
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SGLT1            Janus Aspen Series Global              401,938            6.55
SGLT2            Technology Portfolio:                   79,874            6.55
                 Service Shares
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SGRP1            Janus Aspen Series Growth              383,956           26.36
SGRP2            Portfolio: Service Shares              137,185           26.36
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SINT1            Janus Aspen Series                     173,383           30.64
SINT2            International Growth                    27,965           30.64
                 Portfolio: Service Shares
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SUDE1            J.P. Morgan U.S. Disciplined            43,612           14.90
SUDE2            Equity Portfolio                        13,532           14.90
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SREQ1            Lazard Retirement Equity                 7,418           10.20
SREQ2            Portfolio                                1,764           10.20
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SRIE1            Lazard Retirement                        7,937           12.01
SRIE2            International Equity                       878           12.01
                 Portfolio
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SNDS1            MFS(R) New Discovery Series -          270,371           16.61
SNDS2            Initial Class                           74,172           16.61
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SRSS1            MFS(R) Research Series -               135,615           20.80
SRSS2            Initial Class                           43,873           20.80
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SUTS1            MFS(R) Utilities Series -              144,939           23.57
WUTS3            Initial Class                           64,154           23.57
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SMCC1            Royce Micro-Cap Portfolio               82,331            7.05
SMCC2                                                    27,684            7.05
---------------- ------------------------------ ---------------- ---------------

---------------- ------------------------------ ---------------- ---------------
Subaccount       Investment                              Shares             NAV
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SPRM1            Royce Small-Cap Portfolio               64,354            6.40
SPRM2                                                     6,777            6.40
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SVLU1            Third Avenue Value Portfolio            33,838           15.21
SVLU2                                                    14,872           15.21
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SISM1            Wanger International Small              35,133           28.49
SISM2            Cap                                     10,781           28.49
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SUSC1            Wanger U.S. Small Cap                   21,130           19.99
SUSC2                                                     1,595           19.99
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SEQI1            Wells Fargo VT Equity Income             3,133           17.01
WEQI3            Fund                                    28,931           17.01
---------------- ------------------------------ ---------------- ---------------

--------------------------------------------------------------------------------
8. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, were as follows:
                                                         Year ended Dec. 31,
---------------- ------------------------------------ --------------------------
Subaccount       Investment                                                2000
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SBCA1(1)         AXP(R) Variable Portfolio - Blue                   $   848,945
WBCA3(2)         Chip Advantage Fund                                    828,917
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SBND1(1)         AXP(R) Variable Portfolio -                            725,727
SBND2(3)         Bond Fund                                               65,911
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SCAR1(1)         AXP(R) Variable Portfolio - Capital                    837,997
WCAR3(2)         Resource Fund                                          509,191
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SCMG1(1)         AXP(R) Variable Portfolio - Cash                    44,161,739
SCMG2(3)         Management Fund                                      9,719,793
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SDEI1(1)         AXP(R) Variable Portfolio -                             53,950
WDEI3(2)         Diversified Equity Income Fund                          71,273
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SEXI1(1)         AXP(R) Variable Portfolio - Extra                      384,229
WEXI3(2)         Income Fund                                            302,587
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SFDI1(1)         AXP(R) Variable Portfolio - Federal                     25,632
WFDI3(2)         Income Fund                                            270,300
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SGRO1(1)         AXP(R) Variable Portfolio - Growth                     536,546
SGRO2(3)         Fund                                                   196,343
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SMGD1(1)         AXP(R) Variable Portfolio - Managed                  1,055,426
SMGD2(3)         Fund                                                    50,845
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SNDM1(1)         AXP(R) Variable Portfolio - New                      2,667,601
WNDM3(2)         Dimensions Fund(R)                                   2,376,709
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SSCA1(1)         AXP(R) Variable Portfolio - Small                      160,461
WSCA3(2)         Cap Advantage Fund                                     166,008
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SCAP1(1)         AIM V.I. Capital Appreciation Fund                  10,887,781
WCAP3(2)                                                              6,413,710
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SCDV1(1)         AIM V.I. Capital Development Fund                    4,274,391
SCDV2(3)                                                                952,930
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SVAL1(1)         AIM V.I. Value Fund                                 11,097,763
WVAL3(2)                                                              5,835,791
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SPGR1(1)         Alliance VP Premier Growth                          13,157,184
SPGR2(3)         Portfolio (Class B)                                  2,533,086
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
STEC1(1)         Alliance VP Technology Portfolio                    13,789,449
STEC2(3)         (Class B)                                            3,429,860
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SUGH1(1)         Alliance VP U.S. Government/High                       349,706
SUGH2(3)         Grade Securities Portfolio (Class B)                   391,143
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SCAS1(1)         Baron Capital Asset Fund -                             650,919
SCAS2(3)         Insurance Shares                                        42,830
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SEGR1(1)         Credit Suisse Warburg Pincus Trust                   4,106,265
SEGR2(3)         - Emerging Growth Portfolio                            308,869
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SGRI1(1)         Fidelity VIP III Growth & Income                     3,103,410
SGRI2(3)         Portfolio (Service Class)                            1,263,247
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SMDC1(1)         Fidelity VIP III Mid Cap Portfolio                  14,755,294
SMDC2(3)         (Service Class)                                      4,618,566
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SOVS1(1)         Fidelity VIP Overseas Portfolio                      3,714,621
SOVS2(3)         (Service Class)                                        639,869
---------------- ------------------------------------ --------------------------

                                                         Year ended Dec. 31,
---------------- ------------------------------------ --------------------------
Subaccount       Investment                                                2000
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SRES1(1)         FTVIPT Franklin Real Estate Fund -                     632,434
WRES3(2)         Class 2                                                 53,502
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SMSS1(1)         FTVIPT Mutual Shares Securities                         96,245
WMSS3(2)         Fund - Class 2                                          41,459
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SISC1(1)         FTVIPT Templeton International                         201,118
SISC2(3)         Smaller Companies Fund - Class 2                        31,447
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SCGR1(1)         Goldman Sachs VIT Capital Growth                     1,292,297
SCGR2(3)         Fund                                                   134,321
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SUSE1(1)         Goldman Sachs VIT CORESM U.S.                        1,939,315
WUSE3(2)         Equity Fund                                            602,846
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SGLI1(1)         Goldman Sachs VIT Global Income                        302,593
WGLI3(2)         Fund                                                    67,090
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SIEQ1(1)         Goldman Sachs VIT International                        618,235
SIEQ2(3)         Equity Fund                                             74,862
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SITO1(3)         Goldman Sachs VIT Internet                           2,474,625
SITO2(3)         Tollkeeper FundSM                                      406,651
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SAGP1(1)         Janus Aspen Series Aggressive                        7,759,317
SAGP2(3)         Growth Portfolio: Service Shares                     1,060,780
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SGLT1(3)         Janus Aspen Series Global                            7,727,055
SGLT2(3)         Technology Portfolio: Service                          846,866
                 Shares
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SGRP1(1)         Janus Aspen Series Growth                           13,019,755
SGRP2(3)         Portfolio: Service Shares                            5,563,885
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SINT1(1)         Janus Aspen Series International                     6,620,288
SINT2(3)         Growth Portfolio: Service Shares                     1,485,383
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SUDE1(1)         J.P. Morgan U.S. Disciplined                           742,799
SUDE2(3)         Equity Portfolio                                       224,868
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SREQ1(1)         Lazard Retirement Equity Portfolio                     137,652
SREQ2(3)                                                                 19,838
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SRIE1(1)         Lazard Retirement International                        100,440
SRIE2(3)         Equity Portfolio                                        10,506
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SNDS1(1)         MFS(R) New Discovery Series -                        5,091,352
SNDS2(3)         Initial Class                                        1,854,314
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SRSS1(1)         MFS(R) Research Series - Initial                     3,262,803
SRSS2(3)         Class                                                1,009,741
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SUTS1(1)         MFS(R) Utilities Series - Initial                    4,320,686
WUTS3(2)         Class                                                1,544,408
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SMCC1(1)         Royce Micro-Cap Portfolio                              607,969
SMCC2(3)                                                                191,658
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SPRM1(1)         Royce Small-Cap Portfolio                              478,835
SPRM2(3)                                                                 47,830
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SVLU1(1)         Third Avenue Value Portfolio                           504,133
SVLU2(3)                                                                219,182
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SISM1(1)         Wanger International Small Cap                       1,254,896
SISM2(3)                                                                404,687
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SUSC1(1)         Wanger U.S. Small Cap                                  445,261
SUSC2(3)                                                                 33,057
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SEQI1(1)         Wells Fargo VT Equity Income Fund                       52,756
WEQI3(2)                                                                588,121
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
                 Combined Variable Account                         $248,532,975
---------------- ------------------------------------ --------------------------

(1) Operations commenced on Feb. 11, 2000.
(2) Operations commenced on March 3, 2000.
(3) Operations commenced on May 1, 2000.

PART C.

Item 24. Financial Statements and Exhibits - The following will be added upon amendment:

     American Enterprise Life Insurance Company

     Report of Independent Auditors dated Feb. 8, 2001.
     Balance sheets as of Dec. 31, 2000 and 1999.
     Statements of Income for the years ended Dec. 31, 2000, 1999, and 1998. Statements of Stockholder's Equity for the three years ended Dec. 31, 2000. Statements of Cash Flows for the years ended Dec. 31, 2000, 1999, and 1998. Notes to Financial Statements.

     Financial Statements to be included in Part B of this Registration Statement upon amendment:

     American Enterprise Variable Annuity Account

     Report of Independent Auditors dated March 23, 2001.
     Statements of Net Assets for the year ended Dec. 31, 2000.
     Statements of Operations for the period ended Dec. 31, 2000.
     Statements of Changes in Net Assets for the period ended Dec. 31, 2000. Notes to Financial Statements.

(b)  Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of American Enterprise Life Insurance Company establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as Exhibit 1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

1.2 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 67 subaccounts dated Nov. 22, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 filed on or about Dec. 30, 1999 is incorporated by reference.

1.3 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 141 additional subaccounts within the separate account dated April 25, 2000, filed electronically as Exhibit
          1.3 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 5 to Registration Statement No. 333-85567 filed on or about April 28, 2000 is incorporated by reference.

1.4 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 21 subaccounts dated April 13, 2001, filed herewith.

2.        Not applicable.

3.1 Form of Selling Agreement for American Enterprise Life Insurance Company Variable Annuities, filed electronically as Exhibit 3 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 filed on or about Nov. 4, 1999 is incorporated by reference.

3.2 Form of Master General Agent Agreement for American Enterprise Life Insurance Company Variable Annuities (form 9802 B), filed electronically as Exhibit 3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999 is incorporated by reference.

4.1 Form of Deferred Annuity Contract for the American Express Signature One Variable Annuity(SM) (form 240180), filed electronically as
          Exhibit 4.1 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-85567 filed on or about Dec. 8, 1999 is incorporated by reference.

4.2 Form of Deferred Annuity Contract for the Wells Fargo Advantage(SM) Variable Annuity (form 44209), filed electronically as Exhibit 4.1 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.3 Form of Deferred Annuity Contract for the Wells Fargo Advantage(SM) Builder Variable Annuity (form 44210), filed electronically as Exhibit
          4.2 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.4 Form of Enhanced Death Benefit Rider for the Wells Fargo Advantage(SM) Variable Annuity and the Wells Fargo Advantage(SM) Builder Variable Annuity (form 44213), filed electronically as Exhibit 4.3 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.5 Form of Guaranteed Minimum Income Benefit Rider for the Wells Fargo Advantage(SM) Variable Annuity and the Wells Fargo Advantage(SM) Builder Variable Annuity (form 44214), filed electronically as Exhibit
          4.4 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.6       Form of  Guaranteed  Minimum  Income  Benefit  Rider (6%  Accumulation
          Benefit Base) for the American Express Signature One Variable Annuity(SM) (form 240186), filed electronically as Exhibit 4.2 to Registrant's Post-Effective Amendment No. 3 to Registrant Statement No. 333-85567 filed on or about Feb. 11, 2000, is incorporated by reference.

4.7 Form of 5% Accumulation Death Benefit Rider for the American Express Signature One Variable Annuity(SM) (form 240183), filed electronically as Exhibit 4.3 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-85567 filed on or about Dec. 8, 1999 is incorporated by reference.

4.8 Form of 8% Performance Credit Rider for the American Express Signature One Variable Annuity(SM) (form 240187), filed electronically as
          Exhibit 4.4 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 filed on or about Dec. 30, 1999 is incorporated by reference.

4.9 Form of Disability Waiver of Withdrawal Charges Rider for the Wells Fargo Advantage(SM) Variable Annuity and the Wells Fargo Advantage(SM) Builder Variable Annuity (form 44215), filed electronically as Exhibit
          4.5 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.10 Form of Unemployment Waiver of Withdrawal Charges Rider for the Wells Fargo Advantage(SM) Variable Annuity and the Wells Fargo Advantage(SM) Builder Variable Annuity (form 44216), to Registrant's Pre-Effective No. 1 Amendment to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.11 Form of Roth IRA Endorsement for the Wells Fargo Advantage(SM) Variable Annuity, the Wells Fargo Advantage(SM) Builder Variable Annuity and the American Express Signature One Variable Annuity(SM) (form 43094) filed electronically as Exhibit 4.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about Aug. 4, 1999, is incorporated by reference.

4.12 Form of SEP-IRA for the Wells Fargo Advantage(SM) Variable Annuity, the Wells Fargo Advantage(SM) Builder Variable Annuity and the American Express Signature One Variable Annuity(SM) (form 43412) filed electronically as Exhibit 4.3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-72777, filed on or about July 8, 1999, is incorporated by reference.

4.13 Form of Value Option Return of Purchase Payment Death Benefit Rider for the American Express Signature One Variable Annuity(SM) (form 240182), filed electronically as Exhibit 4.13 to Registrant's Post-Effective Amendment No. 5 to Registration Statement No. 333-85567 filed on or about April 28, 2000 is incorporated by reference.

4.14 Form of TSA Endorsement for the Wells Fargo Advantage(SM) Variable Annuity and the Wells Fargo Advantage(SM) Builder Variable Annuity
          (form 43413), filed electronically as Exhibit 4.4 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-72777 on form N-4, filed on or about July 8, 1999, is incorporated by reference.

4.15 Form of Benefit Protector(SM) Death Benefit Rider for the Wells Fargo Advantage(SM) Variable Annuity and the Wells Fargo Advantage(SM) Builder Variable Annuity (form 271155), filed electronically as
          Exhibit 4.15 to Registrant's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567, filed on or about March 1, 2001, is incorporated by reference.

4.16 Form of Benefit Protector(SM) Plus Death Benefit Rider for the Wells Fargo Advantage(SM) Variable Annuity and the Wells Fargo Advantage(SM) Builder Variable Annuity (form 271156), filed electronically as
          Exhibit 4.16 to Registrant's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567, filed on or about March 1, 2001, is incorporated by reference.

5.1 Form of Variable Annuity Application for the American Express Signature One Variable Annuity(SM) (form 240181), filed electronically as Exhibit 5 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-85567 filed on or about Dec. 8, 1999 is incorporated by reference.

5.2 Form of Variable Annuity Application for the Wells Fargo Advantage(SM) Variable Annuity and the Wells Fargo Advantage(SM) Builder Variable Annuity (Form 44211) filed electronically as Exhibit 5 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 filed on or about Nov. 4, 1999 is incorporated by reference.

6.1 Amendment and Restatement of Articles of Incorporation of American Enterprise Life dated July 29, 1986, filed electronically as Exhibit
          6.1 to American Enterprise Life Personal Portfolio Plus 2's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

6.2       Amended By-Laws of American  Enterprise Life, filed  electronically as
          Exhibit 6.2 to American Enterprise Life Personal Portfolio Plus 2's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

7.        Not applicable.

8.1 (a) Copy of Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, dated Jan. 16, 1995, filed electronically as Exhibit 8.2 to American Enterprise Life Personal Portfolio Plus 2's Post-Effective Amendment No. 2 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.1 (b)   Form of  Amendment  No.  5 to  Participation  Agreement  among  Putnam
          Capital  Manager  Trust,   Putnam  Mutual  Funds  Corp.  and  American
          Enterprise  Life  Insurance   Company  dated  July  16,  1999,   filed
          electronically  as  Exhibit  8.1  (b)  to  Registrant's  Pre-Effective
          Amendment No. 1 to Registration Statement No. 333-85567 filed on or about Nov. 4, 1999 is incorporated by reference.

8.2 Copy of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., American Enterprise Life Insurance Company, on behalf of itself and its separate accounts, and American Express Financial Advisors, Inc., dated Oct. 30, 1997, filed electronically as Exhibit 8.5 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 33-54471, is incorporated by reference.

8.3 Copy of Participation Agreement by and among Baron Capital Funds Trust and BAMCO, Inc. and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(j) to American
          Enterprise Variable Life Account's Post-Effective   Amendment  No.  2
          to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

8.4 (a) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as
          Exhibit 1.A.(8)(a) to American Enterprise Variable Life Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-84121, filed on or about Nov. 16, 1999, is incorporated by reference.

8.4 (b) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as
          Exhibit 1.A.(8)(b) to American Enterprise Variable Life Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-84121, filed on or about Nov. 16, 1999, is incorporated by reference.

8.5 Copy of Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and American Enterprise Life Insurance Company, dated April 1, 1999, filed electronically as
          Exhibit 8.4(a) to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about Aug. 4, 1999, is incorporated by reference.

8.6 Copy of Participation Agreement between Janus Aspen Series and American Enterprise Life Insurance Company, dated March 1, 2000, filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 3 to Registration Statement No. 333-74865, filed on or about April 27, 2001, is incorporated by reference.

8.7 Copy of Participation Agreement by and among American Enterprise Life Insurance Company, American Express Financial Advisors Inc., Lazard Asset Management, and Lazard Retirement Series, Inc., dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(l) to American Enterprise Variable Life Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

8.8 Copy of Participation Agreement among MFS Variable Insurance Trust, American Enterprise Life Insurance Company and Massachusetts Financial Services Company, dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(m) to American Enterprise Variable Life Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

8.9 Copy of Participation Agreement by and among Royce Capital Fund and Royce & Associates, Inc. and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit
          1.A.(8)(o) to American Enterprise Variable Life Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

8.10 Copy of Participation Agreement by and among American Enterprise Life Insurance Company and Warburg Pincus Trust and Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc., dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(p) to American Enterprise Variable Life Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered dated April 27, 2001 filed electronically herewith.

10.1 Consent of Independent Auditors for the American Express Signature One Variable Annuity(SM) dated April 23, 2001, filed electronically herewith.

10.2 Consent of Independent Auditors for the Wells Fargo Advantage(SM) Variable Annuity dated April 23, 2001, filed electronically herewith.

10.3 Consent of Independent Auditors for the Wells Fargo Advantage(SM) Builder Variable Annuity dated April 23, 2001, filed electronically herewith.

11.       None.

12.       Not applicable.

13.1 Copy of schedule for computation of each performance quotation provided in the Registration Statement for Wells Fargo Advantage(SM) Variable Annuity and Wells Fargo Advantage(SM) Builder Variable Annuity in response to Item 21, filed electronically as Exhibit 13 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 filed on or about Nov. 4, 1999 is incorporated by reference.

13.2 Copy of schedule for computation of each performance quotation provided in the Registration Statement for the American Express Signature One Variable Annuity(SM) in response to Item 21, filed electronically as Exhibit 13.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 5 to Registration Statement No. 333-85567 filed on or about April 28, 2000 is incorporated by reference.

14.       Not applicable.

15. Power of Attorney to sign this Registration Statement, dated April 25, 2001, filed electronically as Exhibit 24 to American Enterprise MVA Account's Post-Effective Amendment No. 7 to Registration Statement
          333-86297 on form S-1, filed on or about April 26, 2001, is incorporated by reference.


Item 25. Directors and Officers of the Depositor (American Enterprise Life Insurance Company)

Name                                  Principal Business Address             Positions and Offices with Depositor
------------------------------------- -------------------------------------- --------------------------------------

Gumer C. Alvero                       829 AXP Financial Center               Director, Chairman of the Board and
                                      Minneapolis, MN  55474                 Executive Vice President - Annuities

Lorraine R. Hart                      829 AXP Financial Center               Vice President, Investments
                                      Minneapolis, MN  55474

Carol A. Holton                       829 AXP Financial Center               Director, President and Chief
                                      Minneapolis, MN  55474                 Executive Officer

Bruce A. Kohn                         829 AXP Financial Center               Vice President, Group Counsel and
                                      Minneapolis, MN  55474                 Assistant Secretary

Paul S. Mannweiler                    Indianapolis Power and Light           Director
                                      One Monument Circle
                                      P.O. Box 1595
                                      Indianapolis, IN  46206-1595

Eric L. Marhoun                       829 AXP Financial Center               Vice President, Group Counsel and
                                      Minneapolis, MN  55474                 Assistant Secretary

Mary Ellyn Minenko                    829 AXP Financial Center               Vice President, Group Counsel and
                                      Minneapolis, MN  55474                 Assistant Secretary

Teresa J. Rasmussen                   829 AXP Financial Center               Director, Vice President, General
                                      Minneapolis, MN  55474                 Counsel and Secretary

Stuart A. Sedlacek                    829 AXP Financial Center               Executive Vice President
                                      Minneapolis, MN  55474

Philip C. Wentzel                     829 AXP Financial Center               Vice President and Controller
                                      Minneapolis, MN  55474

David L. Yowan                        829 AXP Financial Center               Vice President and Treasurer
                                      Minneapolis, MN  55474


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

         American Enterprise Life Insurance Company is a wholly-owned subsidiary of IDS Life Insurance Company which is a wholly-owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly-owned subsidiary of American Express Company (American Express).

The following list includes the names of major subsidiaries of American Express.
                                                                                          Jurisdiction of
Name of Subsidiary                                                                        Incorporation

I. Travel Related Services

     American Express Travel Related Services Company, Inc.                               New York

II. International Banking Services

     American Express Bank Ltd.                                                           Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Strategies Group Inc.                                               Minnesota
     American Centurion Life Assurance Company                                            New York
     American Enterprise Investment Services Inc.                                         Minnesota
     American Enterprise Life Insurance Company                                           Indiana
     American Express Asset Management Group Inc.                                         Minnesota
     American Express Asset Management International Inc.                                 Delaware
     American Express Asset Management International (Japan) Ltd.                         Japan
     American Express Asset Management Ltd.                                               England
     American Express Certificate Company                                                 Delaware
     American Express Client Service Corporation                                          Minnesota
     American Express Corporation                                                         Delaware
     American Express Financial Advisors Inc.                                             Delaware
     American Express Financial Corporation                                               Delaware
     American Express Insurance Agency of Arizona Inc.                                    Arizona
     American Express Insurance Agency of Idaho Inc.                                      Idaho
     American Express Insurance Agency of Nevada Inc.                                     Nevada
     American Express Insurance Agency of Oregon Inc.                                     Oregon
     American Express Minnesota Foundation                                                Minnesota
     American Express Property Casualty Insurance Agency of Kentucky Inc.                 Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.                 Maryland
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.             Pennsylvania
     American Express Trust Company                                                       Minnesota
     American Partners Life Insurance Company                                             Arizona
     IDS Cable Corporation                                                                Minnesota
     IDS Cable II Corporation                                                             Minnesota
     IDS Capital Holdings Inc.                                                            Minnesota
     IDS Futures Corporation                                                              Minnesota
     IDS Insurance Agency of Alabama Inc.                                                 Alabama
     IDS Insurance Agency of Arkansas Inc.                                                Arkansas
     IDS Insurance Agency of Massachusetts Inc.                                           Massachusetts
     IDS Insurance Agency of New Mexico Inc.                                              New Mexico
     IDS Insurance Agency of North Carolina Inc.                                          North Carolina
     IDS Insurance Agency of Utah Inc.                                                    Utah


     IDS Insurance Agency of Wyoming Inc.                                                 Wyoming
     IDS Life Insurance Company                                                           Minnesota
     IDS Life Insurance Company of New York                                               New York
     IDS Management Corporation                                                           Minnesota
     IDS Partnership Services Corporation                                                 Minnesota
     IDS Plan Services of California, Inc.                                                Minnesota
     IDS Property Casualty Insurance Company                                              Wisconsin
     IDS Real Estate Services, Inc.                                                       Delaware
     IDS Realty Corporation                                                               Minnesota
     IDS Sales Support Inc.                                                               Minnesota
     IDS Securities Corporation                                                           Delaware
     Investors Syndicate Development Corp.                                                Nevada
     Public Employee Payment Company                                                      Minnesota

Item 27.   Number of Contract owners

           On March 31, 2001, there were 499 qualified contract holders and 1,485 nonqualified contract holders for the Wells Fargo Advantage(SM) Variable Annuity; there were 858 qualified contract holders and 850 nonqualified contract holders for the Wells Fargo Advantage(SM) Builder Variable Annuity; and there were 425 nonqualified contract holders and 781 qualified contract holders for the American Express Signature One Variable Annuity(SM).

Item 28.   Indemnification

           The By-Laws of the depositor provide that the Corporation shall have the power to indemnify a director, officer, agent or employee of the Corporation pursuant to the provisions of applicable statues or pursuant to contract.

           The Corporation may purchase and maintain insurance on behalf of any director, officer, agent or employee of the Corporation against any liability asserted against or incurred by the director, officer, agent or employee in such capacity or arising out of the director's, officer's, agent's or employee's status as such, whether or not the Corporation would have the power to indemnify the director, officer, agent or employee against such liability under the provisions of applicable law.

           The By-Laws of the depositor provide that it shall indemnify a director, officer, agent or employee of the depositor pursuant to the provisions of applicable statutes or pursuant to contract.

           Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriters.



Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

     AXP Bond Fund, Inc.; AXP California Tax-Exempt Trust; AXP Discovery Fund, Inc.; AXP Equity Select Fund, Inc.; AXP Extra Income Fund, Inc.; AXP Federal Income Fund, Inc.; AXP Global Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Tax-Exempt Fund, Inc.; AXP International Fund, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP New Dimensions Fund, Inc.; AXP Partners Series, Inc.; AXP Precious Metals Fund, Inc.; AXP Progressive Fund, Inc.; AXP Selective Fund, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Fund, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Fund, Inc.; AXP Utilities Income Fund, Inc., Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; IDS Certificate Company.


(b)  As to each director, officer or partner of the principal underwriter:


Name and Principal Business Address   Position and Offices with
                                      Underwriter
------------------------------------- -----------------------------------

Ronald. G. Abrahamson                 Vice President - Business
200 AXP Financial Center              Transformation
Minneapolis, MN  55474

Douglas A. Alger                      Senior Vice President - Human
200 AXP Financial Center              Resources
Minneapolis, MN  55474

Gumer C. Alvero                       Vice President - Annuities
200 AXP Financial Center
Minneapolis, MN  55474

Peter J. Anderson                     Senior Vice President -
200 AXP Financial Center              Investment Operations
Minneapolis, MN  55474

Ward D. Armstrong                     Senior Vice President -
200 AXP Financial Center              Retirement Services
Minneapolis, MN  55474

John M. Baker                         Vice President - Plan Sponsor
200 AXP Financial Center              Services
Minneapolis, MN  55474

Dudley Barksdale                      Vice President - Service
200 AXP Financial Center              Development
Minneapolis, MN  55474

Joseph M. Barsky, III                 Vice President - Mutual Fund
200 AXP Financial Center              Equities
Minneapolis, MN  55474

Timothy V. Bechtold                   Vice President - Risk Management
200 AXP Financial Center              Products
Minneapolis, MN  55474

John D. Begley                        Group Vice President -
Suite 100                             Ohio/Indiana
7760 Olentangy River Rd.
Columbus, OH  43235

Brent L. Bisson                       Group Vice President - Los
Suite 900                             Angeles Metro
E. Westside Twr
11835 West Olympic Blvd.
Los Angeles, CA  90064

Walter K. Booker                      Group Vice President - New Jersey
200 AXP Financial Center
Minneapolis, MN  55474

Bruce J. Bordelon                     Group Vice President - San
1333 N. California Blvd.              Francisco Bay Area
Suite 200
Walnut Creek, CA  94596

Charles R. Branch                     Group Vice President - Northwest
Suite 200
West 111 North River Dr.
Spokane, WA  99201

Douglas W. Brewers                    Vice President - Sales Support
200 AXP Financial Center
Minneapolis, MN  55474

Kenneth J. Ciak                       Vice President and General
IDS Property Casualty                 Manager - IDS Property Casualty
1400 Lombardi Avenue
Green Bay, WI  54304

Paul A. Connolly                      Vice President - Retail
200 AXP Financial Center              Distribution Services
Minneapolis, MN  55474

Henry J. Cormier                      Group Vice President - Connecticut
Commerce Center One
333 East River Drive
East Hartford, CT  06108

James M. Cracchiolo                   Director, President and Chief
200 AXP Financial Center              Executive Officer
Minneapolis, MN  55474

John M. Crawford                      Group Vice President -
Suite 200                             Arkansas/Springfield/Memphis
10800 Financial Ctr Pkwy
Little Rock, AR  72211

Kevin F. Crowe                        Group Vice President -
Suite 312                             Carolinas/Eastern Georgia
7300 Carmel Executive Pk
Charlotte, NC  28226

Colleen Curran                        Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Luz Maria Davis                       Vice President - Communications
200 AXP Financial Center
Minneapolis, MN  55474

Arthur E. DeLorenzo                   Group Vice President - Upstate
4 Atrium Drive, #100                  New York
Albany, NY  12205

Scott M. DiGiammarino                 Group Vice President -
Suite 500                             Washington/Baltimore
8045 Leesburg Pike
Vienna, VA  22182

Bradford L. Drew                      Group Vice President - Eastern
Two Datran Center                     Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

Douglas K. Dunning                    Vice President - Assured Assets
200 AXP Financial Center              Product Development and Management
Minneapolis, MN  55474

James P. Egge                         Group Vice President - Western
4305 South Louise, Suite 202          Iowa, Nebraska, Dakotas
Sioux Falls, SD  57103

Robert M. Elconin                     Vice President - Government
200 AXP Financial Center              Relations
Minneapolis, MN  55474

Phillip W. Evans,                     Group Vice President - Rocky
Suite 600                             Mountain
6985 Union Park Center
Midvale, UT  84047-4177

Gordon M. Fines                       Vice President - Mutual Fund
200 AXP Financial Center              Equity Investments
Minneapolis, MN  55474

Douglas L. Forsberg                   Vice President - International
200 AXP Financial Center
Minneapolis, MN  55474

Peter A. Gallus                       Vice President-Investment
200 AXP Financial Center              Administration
Minneapolis, MN  55474

Derek G. Gledhill                     Vice President - Integrated
200 AXP Financial Center              Financial Services Field
Minneapolis, MN  55474                Implementation

David A. Hammer                       Vice President and Marketing
200 AXP Financial Center              Controller
Minneapolis, MN  55474

Teresa A. Hanratty                    Senior Vice President-Field
Suites 6&7                            Management
169 South River Road
Bedford, NH  03110

Robert L. Harden                      Group Vice President - Boston
Two Constitution Plaza                Metro
Boston, MA  02129

Lorraine R. Hart                      Vice President - Insurance
200 AXP Financial Center              Investments
Minneapolis, MN  55474

Janis K. Heaney                       Vice President - Incentive
200 AXP Financial Center              Management
Minneapolis, MN  55474

Brian M. Heath                        Senior Vice President and General
Suite 150                             Sales Manager
801 E. Campbell Road
Richardson, TX  75081

Jon E. Hjelm                          Group Vice President - Rhode
310 Southbridge Street                Island/Central - Western
Auburn, MA  01501                     Massachusetts

David J. Hockenberry                  Group Vice President - Tennessee
30 Burton Hills Blvd.                 Valley
Suite 175
Nashville, TN  37215

Carol A. Holton                       Vice President - Third Party
200 AXP Financial Center              Distribution
Minneapolis, MN  55474

David R. Hubers                       Chairman of the Board
200 AXP Financial Center
Minneapolis, MN  55474

Debra A. Hutchinson                   Vice President - Relationship
200 AXP Financial Center              Leader
Minneapolis, MN  55474

Diana R. Iannarone                    Group Vice President -
3030 N.W. Expressway                  Kansas/Oklahoma
Suite 900
Oklahoma City, OK  73112

Theodore M. Jenkin                    Group Vice President - Cleveland
                                      Metro

James M. Jensen                       Vice President - Advice and
200 AXP Financial Center              Retail Distribution Group
Minneapolis, MN  55474                Products, Compensation and Field
                                      Administration

Marietta L. Johns                     Senior Vice President - Field
200 AXP Financial Center              Management
Minneapolis, MN  55474

Nancy E. Jones                        Vice President - Business
200 AXP Financial Center              Development
Minneapolis, MN  55474

John C. Junek                         Senior Vice President, General
200 AXP Financial Center              Counsel
Minneapolis, MN  55474

Ora J. Kaine                          Vice President - Financial
200 AXP Financial Center              Advisory Services
Minneapolis, MN  55474

Linda B. Keene                        Vice President - Market
200 AXP Financial Center              Development
Minneapolis, MN  55474

Raymond G. Kelly                      Group Vice President - North Texas
Suite 250
801 East Campbell Road
Richardson, TX  75081

John M. Knight                        Vice President - Investment
200 AXP Financial Center              Accounting
Minneapolis, MN  55474

Claire Kolmodin                       Vice President - Service Quality
200 AXP Financial Center
Minneapolis, MN  55474

David S. Kreager                      Group Vice President - Greater
Suite 108                             Michigan
Trestle Bridge V
5126 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai                     Director and Senior Vice
200 AXP Financial Center              President-Direct and Interactive
Minneapolis, MN  55474                Group

Mitre Kutanovski                      Group Vice President - Chicago
Suite 680                             Metro
8585 Broadway
Merrillville, IN  48410

Kurt A. Larson                        Vice President - Senior Portfolio
200 AXP Financial Center              Manager
Minneapolis, MN  55474

Lori J. Larson                        Vice President - Brokerage and
200 AXP Financial Center              Direct Services
Minneapolis, MN  55474

Daniel E. Laufenberg                  Vice President and Chief U.S.
200 AXP Financial Center              Economist
Minneapolis, MN  55474

Jane W. Lee                           Vice President - New Business
200 AXP Financial Center              Development and Marketing
Minneapolis, MN  55474

Peter A. Lefferts                     Senior Vice President - Corporate
200 AXP Financial Center              Strategy and Development
Minneapolis, MN  55474

Fred A. Mandell                       Vice President - Distribution
200 AXP Financial Center              Channel Marketing
Minneapolis, MN  55474

Daniel E. Martin                      Group Vice President - Pittsburgh
Suite 650                             Metro
5700 Corporate Drive
Pittsburgh, PA  15237

Timothy J. Masek                      Vice President and Director of
200 AXP Financial Center              Global Research
Minneapolis, MN  55474

Paula R. Meyer                        Vice President - Mutual Funds
200 AXP Financial Center
Minneapolis, MN  55474

Shashank B. Modak                     Vice President - Technology Leader
200 AXP Financial Center
Minneapolis, MN  55474

Pamela J. Moret                       Senior Vice President - Products
200 AXP Financial Center              Group
Minneapolis, MN  55474

Barry J. Murphy                       Executive Vice President - U.S.
200 AXP Financial Center              Retail Group
Minneapolis, MN  55474

Mary Owens Neal                       Vice President-Consumer Marketing
200 AXP Financial Center
Minneapolis, MN  55474

Scott M. Nelson                       Vice President - Alternative
200 AXP Financial Center              Investments
Minneapolis, MN  55474

Thomas V. Nicolosi                    Group Vice President - New York
Suite 220                             Metro Area
500 Mamaroneck Avenue
Harrison, NY  10528

Michael J. O'Keefe                    Vice President - Advisory
200 AXP Financial Center              Business Systems
Minneapolis, MN  55474

James R. Palmer                       Vice President - Taxes
200 AXP Financial Center
Minneapolis, MN  55474

Marc A. Parker                        Group Vice President -
10200 SW Greenburg Road               Portland/Eugene
Suite 110
Portland, OR  97223

Carla P. Pavone                       Vice President - Business
200 AXP Financial Center              Development
Minneapolis, MN  55474

Kris Petersen                         Vice President - Non-propriety
200 AXP Financial Center              Products
Minneapolis, MN  55474

Susan B. Plimpton                     Vice President - Marketing
200 AXP Financial Center              Services
Minneapolis, MN  55474

Larry M. Post                         Group Vice President -
One Tower Bridge                      Philadelphia Metro and Northern
100 Front Street, 8th Fl              New England
West Conshohocken, PA  19428

Ronald W. Powell                      Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

James M. Punch                        Vice President - Branded Platform
200 AXP Financial Center              Project
Minneapolis, MN  55474

Frederick C. Quirsfeld                Senior Vice President - Fixed
200 AXP Financial Center              Income
Minneapolis, MN  55474

Teresa J. Rasmussen                   Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Rollyn C. Renstrom                    Vice President - Corporate
200 AXP Financial Center              Planning and Analysis
Minneapolis, MN  55474

Ralph D. Richardson III               Group Vice President - Southern
Suite 800                             Texas
Arboretum Plaza One
9442 Capital of Texas Hwy. N
Austin, TX  78759

ReBecca K. Roloff                     Senior Vice President - Field
200 AXP Financial Center              Management and Financial Advisory
Minneapolis, MN  55474                Service

Stephen W. Roszell                    Senior Vice President -
200 AXP Financial Center              Institutional
Minneapolis, MN  55474

Max G. Roth                           Group Vice President -
Suite 201 S. IDS Ctr                  Wisconsin/Upper Michigan
1400 Lombardi Avenue
Green Bay, WI  54304

Diane M. Ruebling                     Group Vice President - Central
                                      California/Western Nevada

Erven A. Samsel                       Senior Vice President - Field
45 Braintree Hill Park                Management
Suite 402
Braintree, MA  02184

Theresa M. Sapp                       Vice President - Relationship
200 AXP Financial Center              Leader
Minneapolis, MN  55474

Russell L. Scalfano                   Group Vice President -
Suite 201                             Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

William G. Scholz                     Group Vice President -
Suite 205                             Arizona/Las Vegas
7333 E. Doubletree Ranch Rd
Scottsdale, AZ  85258

Stuart A. Sedlacek                    Senior Vice President and Chief
200 AXP Financial Center              Financial Officer
Minneapolis, MN  55474

Donald K. Shanks                      Vice President - Property Casualty
200 AXP Financial Center
Minneapolis, MN  55474

Judy P. Skoglund                      Vice President - Quality and
200 AXP Financial Center              Service Support
Minneapolis, MN  55474

James B. Solberg                      Group Vice President - Eastern
466 Westdale Mall                     Iowa Area
Cedar Rapids, IA  52404

Bridget Sperl                         Senior Vice President - Client
200 AXP Financial Center              Service
Minneapolis, MN  55474

Paul J. Stanislaw                     Group Vice President - Southern
Suite 1100                            California
Two Park Plaza
Irvine, CA  92714

Lisa A. Steffes                       Vice President - Marketing Offer
200 AXP Financial Center              Development
Minneapolis, MN  55474

Lois A. Stilwell                      Group Vice President - Outstate
Suite 433                             Minnesota Area/North
9900 East Bren Road                   Dakota/Western Wisconsin
Minnetonka, MN  55343

James J. Strauss                      Vice President and General Auditor
200 AXP Financial Center
Minneapolis, MN  55474

Jeffrey J. Stremcha                   Vice President - Information
200 AXP Financial Center              Resource Management/ISD
Minneapolis, MN  55474

Barbara Stroup Stewart                Vice President - Channel
200 AXP Financial Center              Development
Minneapolis, MN  55474

Craig P. Taucher                      Group Vice President -
Suite 150                             Orlando/Jacksonville
4190 Belfort Road
Jacksonville, FL  32216

Neil G. Taylor                        Group Vice President -
Suite 425                             Seattle/Tacoma/Hawaii
101 Elliott Avenue West
Seattle, WA  98119

John R. Thomas                        Senior Vice President -
200 AXP Financial Center              Information and Technology
Minneapolis, MN  55474

Keith N. Tufte                        Vice President and Director of
200 AXP Financial Center              Equity Research
Minneapolis, MN  55474

Peter S. Velardi                      Group Vice President -
Suite 180                             Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer               Group Vice President - Detroit
Suite 100                             Metro
Stanford Plaza II
7979 East Tufts Ave. Pkwy
Denver, CO  80237

Donald F. Weaver                      Group Vice President - Greater
3500 Market Street, Suite 200         Pennsylvania
Camp Hill, PA  17011

Norman Weaver Jr.                     Senior Vice President - Alliance
1010 Main St., Suite 2B               Group
Huntington Beach, CA  92648

Michael L. Weiner                     Vice President - Tax Research and
200 AXP Financial Center              Audit
Minneapolis, MN  55474

Jeffry M. Welter                      Vice President - Equity and Fixed
200 AXP Financial Center              Income Trading
Minneapolis, MN  55474

Thomas L. White                       Group Vice President - Cleveland
Suite 200                             Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Eric S. Williams                      Group Vice President - Virginia
Suite 250
3951 Westerre Parkway
Richmond, VA  23233

William J. Williams                   Group Vice President - Twin
200 AXP Financial Center              Cities Metro
Minneapolis, MN  55474

Edwin M. Wistrand                     Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Michael D. Wolf                       Vice President - Senior Portfolio
200 AXP Financial Center              Manager
Minneapolis, MN  55474

Michael R. Woodward                   Senior Vice President - Field
32 Ellicott St.                       Management
Suite 100
Batavia, NY  14020

David L. Yowan                        Vice President and Treasurer
American Express Co.
New York

Rande L. Zellers                      Group Vice President-Gulf States
1 Galleria Blvd., Suite 1900
Metairie, LA  70001


Item 29(c)


                        Net Underwriting
Name of Principal       Discounts and         Compensation on      Brokerage
Underwriter             Commissions           Redemption           Commissions           Compensation

American Express        $32,468,381           $662,606                None                  None
Financial Advisors
Inc.

Item 30.   Location of Accounts and Records

           American Enterprise Life Insurance Company
           829 AXP Financial Center
           Minneapolis, MN 55474

Item 31.   Management Services

           Not applicable.

Item 32.   Undertakings

           (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

           (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

           (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to American Enterprise Life Contract Owner Service at the address or phone number listed in the prospectus.

           (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Enterprise Life Insurance Company, on behalf of the Registrant, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis, and State of Minnesota, on the 30th day of April, 2001.

                         AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                         --------------------------------------------
                                    (Registrant)

                         By American Enterprise Life Insurance Company
                         ---------------------------------------------
                                    (Sponsor)


                         By /s/ Carol A. Holton*
                                Carol A. Holton
                                President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 30th day of April, 2001.



Signature                                               Title

/s/  Gumer C. Alvero*                     Director, Chairman of the Board and
     Gumer C. Alvero                      Executive Vice President - Annuities

/s/  Carol A. Holton*                     Director, Vice President and Chief
     Carol A. Holton                      Executive Officer

     ____________________                 Director
     Paul S. Mannweiler

/s/  Teresa J. Rasmussen*                 Director, Vice President, General
     Teresa J. Rasmussen                  Counsel and Secretary

/s/  Stuart A. Sedlacek*                  Executive Vice President
     Stuart A. Sedlacek

/s/  Philip C. Wentzel*                   Vice President and Controller
     Philip C. Wentzel

/s/  David L. Yowan*                      Vice President and Treasurer
     David L. Yowan


*Signed pursuant to Power of Attorney, dated April 25, 2001, filed electronically as Exhibit 24 to American Enterprise MVA Account's Post-Effective Amendment No. 7 to Registration Statement 333-86297 on form S-1, filed on or about April 26, 2001, is incorporated by reference.



By:/s/Mary Ellyn Minenko
      Mary Ellyn Minenko

CONTENTS  OF  POST-EFFECTIVE  AMENDMENT  NO.  7 TO  REGISTRATION  STATEMENT  NO.
333-85567

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

     The prospectuses.

Part B.

     Statements of Additional Information.

Part C.

     Other Information.

     The signatures.

     Exhibits.